      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2016.

                                                            FILE NOS. 333-185838
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 4                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 4                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)



                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                              (Name of Depositor)


                             2727-A ALLEN PARKWAY,
                              HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)


                                175 WATER STREET
                               NEW YORK, NY 10038
             (Address of Guarantor's Principal Offices) (Zip Code)


       GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000


                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable
Separate Account of American General Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS



                                   ITEM NUMBER
                                   IN FORM N-4                                                       CAPTION
---------------------------------------------------------------------------------- ------------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Tables; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Platinum II Variable Annuity; Purchasing
                                                                                    a Polaris Platinum II Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Platinum II Variable Annuity;
                                                                                    Purchasing a Polaris Platinum II Variable
                                                                                    Annuity; Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Platinum II Variable
                                                                                    Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information



                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.



                    ITEM NUMBER
                    IN FORM N-4                                       CAPTION
--------------------------------------------------- ------------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Platinum II Variable Annuity
                                                     (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Platinum II Variable
                                                     Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          [POLARIS PLATINUM II LOGO]
                                   PROSPECTUS


                                  MAY 2, 2016

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Principal Variable Contracts Funds, Inc., Seasons Series Trust and SunAmerica Series Trust. All of the Underlying Funds listed below may not be available to you for investment.

This contract is no longer available for purchase by new contract owners.



UNDERLYING FUNDS:                                  MANAGED BY:
  Aggressive Growth                                Wells Capital Management Incorporated
  American Funds Asset Allocation SAST             Capital Research and Management Company(1)
  American Funds Global Growth SAST(2)             Capital Research and Management Company(1)
  American Funds Growth SAST(2)                    Capital Research and Management Company(1)
  American Funds Growth-Income SAST(2)             Capital Research and Management Company(1)
  Balanced                                         Edge Asset Management, Inc.
  Balanced                                         J.P. Morgan Investment Management Inc.
  Blue Chip Growth                                 Massachusetts Financial Services Company
  Capital Appreciation                             Wellington Management Company LLP
  Capital Growth                                   The Boston Company Asset Management, LLC
  Conservative Growth                              Edge Asset Management, Inc.
  Corporate Bond                                   Federated Investment Management Company
  "Dogs" of Wall Street                            SunAmerica Asset Management, LLC
  Emerging Markets                                 J.P. Morgan Investment Management Inc.
  Equity Opportunities                             OppenheimerFunds, Inc.
  Foreign Value                                    Templeton Investment Counsel, LLC
  Franklin Founding Funds Allocation VIP Fund      Franklin Templeton Services, LLC
  Franklin Income VIP Fund                         Franklin Advisers, Inc.
  Fundamental Growth                               Wells Capital Management Incorporated
  Global Bond                                      Goldman Sachs Asset Management International
  Global Equities                                  J.P. Morgan Investment Management Inc.
  Government and Quality Bond                      Wellington Management Company LLP
  Growth                                           Wellington Management Company LLP
  Growth-Income                                    J.P. Morgan Investment Management Inc.
  Growth Opportunities                             Invesco Advisers, Inc.
  High-Yield Bond                                  PineBridge Investments LLC
  International Diversified Equities               Morgan Stanley Investment Management Inc.
  International Growth and Income                  Putnam Investment Management, LLC
  Invesco V.I. American Franchise Fund, Series II  Invesco Advisers, Inc.
    Shares
  Invesco V.I. Comstock Fund, Series II Shares     Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund, Series II   Invesco Advisers, Inc.
    Shares
  Lord Abbett Growth and Income                    Lord, Abbett & Co. LLC
  Mid-Cap Growth                                   J.P. Morgan Investment Management Inc.
  Natural Resources                                Wellington Management Company LLP
  Real Estate                                      FIAM LLC(3)
  Real Return                                      Wellington Management Company LLP
  SA AB Growth                                     AllianceBernstein L.P.
  SA JPMorgan MFS Core Bond                        J.P. Morgan Investment Management Inc. and
                                                   Massachusetts Financial Services Company
  SA Legg Mason BW Large Cap Value(4)              Brandywine Global Investment Management, LLC(4)
  SA Marsico Focused Growth                        Marsico Capital Management, LLC
  SA MFS Massachusetts Investors Trust             Massachusetts Financial Services Company
  SA MFS Total Return                              Massachusetts Financial Services Company
  Small Company Value                              Franklin Advisory Services, LLC
  Small & Mid Cap Value                            AllianceBernstein L.P.


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                           MANAGED BY:
  Strategic Growth                          Edge Asset Management, Inc.
  SunAmerica Dynamic Allocation Portfolio   SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SunAmerica Dynamic Strategy Portfolio     SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  Technology                                Columbia Management Investment Advisers, LLC
  Telecom Utility                           Massachusetts Financial Services Company
  Ultra Short Bond Portfolio(5)             Dimensional Fund Advisers, LP(5)


YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH BANC OF AMERICA INVESTMENT SERVICES, INC.:



UNDERLYING FUNDS:                                  MANAGED BY:
  Columbia VP-Asset Allocation Fund                Columbia Management Investment Advisers, LLC
  Columbia VP-Dividend Opportunity Fund            Columbia Management Investment Advisers, LLC
  Columbia VP-Income Opportunities Fund            Columbia Management Investment Advisers, LLC
  Columbia VP-Large Cap Growth Fund(6)             Columbia Management Investment Advisers, LLC(6)
  Columbia VP-Mid Cap Growth Fund                  Columbia Management Investment Advisers, LLC
  Columbia VP-Select International Equity Fund(7)  Columbia Management Investment Advisers, LLC
  Columbia VP-Small Company Growth Fund            Columbia Management Investment Advisers, LLC
  VP-Loomis Sayles Growth Fund(8)                  Loomis, Sayles & Company, L.P.(8)


YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT
 THROUGH M&T SECURITIES, INC.:


UNDERLYING FUNDS:    MANAGED BY:
  Asset Allocation   Edge Asset Management, Inc.

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH CHASE INVESTMENT SERVICES CORPORATION (FORMERLY WAMU INVESTMENTS, INC.):


UNDERLYING FUNDS:         MANAGED BY:
  Conservative Balanced   Edge Asset Management, Inc.
  Equity Income Account   Edge Asset Management, Inc.
  Flexible Income         Edge Asset Management, Inc.

1 Capital Research and Management Company manages the corresponding Master Fund
  (defined below) in which the Underlying Fund invests. The investment adviser of the Feeder Funds is SAAMCo.

2 If you purchased your contract prior to May 1, 2007, you may invest directly in the American Funds Insurance Series. Please see Appendix A for details.


3 On December 10, 2015, the investment manager Pyramis Global Advisers, LLC was renamed FIAM LLC.



4 On September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg
  Mason BW Large Cap Value Portfolio and the investment adviser changed from Davis Selected Advisers, L.P. to Brandywine Global Investment Management, LLC.



5 On May 2, 2016, the Cash Management Portfolio changed to the Ultra Short Bond
  Portfolio and the investment manager changed from BofA Advisors, LLC to Dimensional Fund Advisors LP.



6 On November 20, 2015, the Columbia VP-Marsico 21st Century Fund merged into the Columbia VP-Large Cap Growth Fund II, and the Columbia VP-Marsico Focused Equities Fund merged into the Columbia VP-Large Cap Growth Fund III. The investment manager changed from Marsico Capital Management, LLC to Columbia Management Investment Advisers, LLC for each fund. On May 2, 2016, the Columbia VP-Large Cap Growth Fund II and Columbia VP-Large Cap Growth Fund III merged into the Columbia VP-Large Cap Growth Fund.



7 On May 2, 2016, the Columbia VP-International Opportunities Fund merged into the Columbia VP-Select International Equity Fund.



8 On November 20, 2015, the Columbia VP-Marsico Growth Fund merged into the
  VP-Loomis Sayles Growth Fund II and the investment manager changed from Marsico Capital Management, LLC to Columbia Management Investment Advisers, LLC. On May 2, 2016, the VP-Loomis Sayles Growth Fund II merged into the VP-Loomis Sayles Growth Fund and the investment manager changed from Columbia Management Investment Advisers, LLC to Loomis, Sayles & Company, L.P.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.


IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 2, 2016. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This variable annuity provides an optional Payment Enhancement feature. If you elect this feature, in exchange for Payment Enhancements credited to your contract, your withdrawal charge schedule will be longer and greater than if you chose not to elect this feature. These withdrawal charges may more than offset the value of any Payment Enhancement.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------







GLOSSARY..........................................   3
HIGHLIGHTS........................................   4
FEE TABLE.........................................   6
      Maximum Owner Transaction Expenses..........   6
      Contract Maintenance Fee....................   6
      Separate Account Annual Expenses............   6
      Additional Optional Feature Fees............   6
        Optional MarketLock Income Plus Fee.......   6
        Optional MarketLock For Life Plus Fee.....   6
        Optional MarketLock For Life Fee..........   6
        Optional MarketLock Fee...................   6
        Optional MarketLock For Two Fee...........   6
        Optional Polaris Income Rewards Fee.......   6
        Optional Capital Protector Fee............   6
        Optional Income Protector Fee.............   6
      Total Annual Portfolio Operating Expenses...   6
        .
MAXIMUM AND MINIMUM EXPENSE EXAMPLES..............   8
THE POLARIS PLATINUMII
  VARIABLE ANNUITY................................   9
PURCHASING A POLARIS PLATINUMII
  VARIABLE ANNUITY................................   9
      Allocation of Purchase Payments.............  10
      Polaris Rewards Program.....................  11
      Accumulation Units..........................  12
      Free Look...................................  13
      Exchange Offers.............................  13
      Important Information for Military            13
        Servicemembers............................
INVESTMENT OPTIONS................................  13
      Variable Portfolios.........................  13
        AIM Variable Insurance Funds (Invesco
          Variable
           Insurance Funds).......................  14
        Columbia Funds Variable Insurance Trust...  14
          .
        Columbia Funds Variable Insurance Trust I.  14
          .
        Columbia Funds Variable Series Trust II...  14
          .
        Franklin Templeton Variable Insurance
          Products
           Trust..................................  14
        Lord Abbett Series Fund, Inc..............  15
        Principal Variable Contracts Funds, Inc...  15
          .
        Anchor Series Trust.......................  15
        Seasons Series Trust......................  15
        SunAmerica Series Trust...................  15
      Substitution, Addition or Deletion of
        Variable
        Portfolios................................  19
      Fixed Accounts..............................  19
      Dollar Cost Averaging Fixed Accounts........  19
      Dollar Cost Averaging Program...............  20
      Polaris Portfolio Allocator Program.........  20
      Transfers During the Accumulation Phase.....  23
      Automatic Asset Rebalancing Program.........  25
      Return Plus Program.........................  25
      Voting Rights...............................  26
ACCESS TO YOUR MONEY..............................  26
      Free Withdrawal Amount......................  26
      Systematic Withdrawal Program...............  28
      Nursing Home Waiver.........................  28
      Minimum Contract Value......................  28
      Qualified Contract Owners...................  28
OPTIONAL LIVING BENEFITS..........................  28
      MarketLock Income Plus and MarketLock For
        Life
        Plus......................................  28
      Marketlock For Life.........................  37
      Additional Information About MarketLock
        Income
        Plus, MarketLock For Life Plus and
          MarketLock
        For Life..................................  42
      MarketLock and MarketLock For Two...........  44
      Polaris Income Rewards......................  50
      Capital Protector...........................  53
      Income Protector............................  54
MARKETLOCK AND MARKETLOCK FOR TWO
  EXTENSION PARAMETERS............................  56


MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE
  PLUS AND MARKETLOCK FOR LIFE EXTENSION
  PARAMETERS......................................  56
DEATH BENEFITS....................................  58
      Beneficiary Continuation Programs...........  59
      Death Benefit Defined Terms.................  60
      Maximum Anniversary Value Death Benefit.....  60
      Optional Combination HV & Roll-Up Death       61
        Benefit...................................
      Optional EstatePlus Benefit.................  62
      Spousal Continuation........................  63
EXPENSES..........................................  63
      Separate Account Expenses...................  64
      Withdrawal Charges..........................  64
      Underlying Fund Expenses....................  64
      Contract Maintenance Fee....................  65
      Transfer Fee................................  65
      Optional Living Benefit Fees................  65
      Optional Combination HV & Roll-Up Death
        Benefit
        Fee.......................................  65
      Optional EstatePlus Fee.....................  65
      Premium Tax.................................  65
      Income Taxes................................  65
      Reduction or Elimination of Fees, Expenses
        and
        Additional Amounts Credited...............  65
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT....................................  66
ANNUITY INCOME OPTIONS............................  67
      The Income Phase............................  67
      Annuity Income Options......................  68
      Fixed or Variable Annuity Income Payments...  68
        .
      Annuity Income Payments.....................  69
      Transfers During the Income Phase...........  69
      Deferment of Payments.......................  69
TAXES.............................................  69
      Annuity Contracts in General................  69
      Tax Treatment of Distributions -
        Non-Qualified
        Contracts.................................  70
      Tax Treatment of Distributions - Qualified    70
        Contracts.................................
      Required Minimum Distributions..............  72
      Tax Treatment of Death Benefits.............  72
      Tax Treatment of Optional Living Benefits...  72
        .
      Contracts Owned by a Trust or Corporation...  72
        .
      Foreign Account Tax Compliance ("FATCA")....  73
      Other Withholding Tax.......................  73
      Gifts, Pledges and/or Assignments of a        73
        Contract..................................
      Diversification and Investor Control........  73
OTHER INFORMATION.................................  74
      The Distributor.............................  74
      The Company.................................  74
      The Separate Account........................  74
      The General Account.........................  75
      Financial Statements........................  75
      Administration..............................  76
      Legal Proceedings...........................  76
      Registration Statements.....................  76
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION.....................................  77
APPENDIX A - CONDENSED FINANCIAL INFORMATION...... A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................... B-1
APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY..................................... C-1
APPENDIX D - THE GUARANTEE FOR CONTRACTS
  ISSUED PRIOR TO DECEMBER 29, 2006............... D-1
APPENDIX E - MARKETLOCK INCOME PLUS EXTENSION
  PARAMETERS FOR CONTRACTS PURCHASED PRIOR
  TO MAY 3, 2009.................................. E-1



                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL"). The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.


FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.


GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.


INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Polaris Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.

POLARIS REWARDS PROGRAM - A program that provides a Payment Enhancement in exchange for a surrender charge that declines over 9 years.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.


TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Principal Variable Contracts Funds, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris PlatinumII Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. You may have elected to participate in the Polaris Rewards Program of the contract that can provide you with Payment Enhancements to invest in your contract. If you elected this program, your contract will be subject to a longer, higher surrender charge schedule. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

This variable annuity contract may provide you with Payment Enhancements that are invested in your contract as earnings.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request minus any applicable Payment Enhancement, if you elected Polaris Rewards. The contract value refunded may be more or less than your original Purchase Payments. However, you receive any gain and we bear any loss on any applicable Payment Enhancement. If your contract was issued as an IRA or if required by certain states, we will return the greater of your original Purchase Payment(s) or the contract value minus any applicable Payment Enhancements. We will return your original Purchase Payments if required by law. PLEASE SEE PURCHASING A POLARIS PLATINUMII VARIABLE ANNUITY AND FREE LOOK IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. Your contract provides for a free withdrawal amount each year. Withdrawal charges no longer apply to that Purchase Payment after a Purchase Payment has been in the contract for seven complete years or nine complete years if you elected the Polaris Rewards Program. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLATINUM II VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may have elected one of the optional living benefits that were available under your contract for an additional fee. These living benefits were designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable.

DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       4

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS THAT DO NOT OFFER THE POLARIS REWARDS PROGRAM. ELECTING THE POLARIS REWARDS PROGRAM DOES NOT RESULT IN HIGHER SEPARATE ACCOUNT CHARGES. HOWEVER, A CONTRACT WITHOUT THE POLARIS REWARDS PROGRAM HAS A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 9%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)..... 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)..... $35 per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Charge(4)...................... 1.52%
  Optional EstatePlus Fee(5)...................... 0.25%
  Optional Combination HV & Roll-Up Death Benefit
     Fee.......................................... 0.50%
                                                   ----
     Maximum Separate Account Annual Expenses(6).. 2.02%
                                                   ====
       .

ADDITIONAL OPTIONAL FEATURE FEES


You may have elected one of the following optional living benefits below, each of which are guaranteed minimum withdrawal benefits:



OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(7)


NUMBER OF COVERED PERSONS       ANNUALIZED FEE
------------------------------ ---------------
  For One Covered Person......      1.10%
  For Two Covered Persons.....      1.35%

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(calculated as a percentage of the Income Base)(7)


NUMBER OF COVERED PERSONS       ANNUALIZED FEE
------------------------------ ---------------
  For One Covered Person......      0.95%
  For Two Covered Persons.....      1.25%


OPTIONAL MARKETLOCK FOR LIFE FEE
(calculated as a percentage of the Income Base)(8)


NUMBER OF COVERED PERSONS       ANNUALIZED FEE
------------------------------ ---------------
  For One Covered Person......      0.70%
  For Two Covered Persons.....      0.95%

OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(9)


                                                    ANNUALIZED FEE
                                                   ---------------
  All years in which the feature is in effect.....      0.65%

OPTIONAL MARKETLOCK FOR TWO FEE
(calculated as a percentage of the MAV Benefit Base)(9)


ALL YEARS IN WHICH THE FEATURE IS IN EFFECT     ANNUALIZED FEE
---------------------------------------------- ---------------
  Prior to Any Withdrawal.....................      0.40%
  After the First Withdrawal..................      0.80%

OPTIONAL POLARIS INCOME REWARDS FEE
(calculated as a percentage of the Withdrawal Benefit Base)(10)


CONTRACT YEAR     ANNUALIZED FEE
---------------- ---------------
  0-7...........      0.65%
  8-10..........      0.45%
  11+...........      none

OPTIONAL CAPITAL PROTECTOR FEE
(calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date)(11)


CONTRACT YEAR     ANNUALIZED FEE
---------------- ---------------
  0-7...........      0.50%
  8-10..........      0.25%
  11+...........      none






OPTIONAL INCOME PROTECTOR FEE
(calculated as a percentage of your Income
  Benefit Base)(12).......................... 0.10%


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF JANUARY 31, 2016)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(13)   MAXIMUM(13)
-------------------------------------------- ------------- ------------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.71%         1.40%



                                       6


FOOTNOTES TO THE FEE TABLE:

 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 or 9 years depending on whether you elected Polaris Rewards, as follows:


YEARS SINCE RECEIPT:..........   1    2    3    4    5    6    7    8    9   10+
  Without Polaris Rewards..... 7%   6%   5%   4%   3%   2%   1%   0%   0%    0%
  With Polaris Rewards........ 9%   9%   8%   7%   6%   5%   4%   3%   2%    0%

     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.

 4 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.


 5 EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%. This feature is not available on contracts issued in Washington. If you purchased your contract prior to May 1, 2009, you may have elected EstatePlus which is no longer being offered.


 6 The Maximum Separate Account Annual Expenses reflect election of the
   Combination HV & Roll-Up death benefit which has the highest fee of the optional death benefits. This feature is not available on contracts issued in Washington. You cannot elect the Combination HV & Roll-Up death benefit if you elect a living benefit or the EstatePlus feature.

 7 MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal benefits. The annual fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. For contracts issued between May 1, 2008 and April 30, 2009, the fee for MarketLock Income Plus is as follows: 0.95% for one covered person and 1.20% for two covered persons. For contracts issued prior to May 1, 2009, the fee for MarketLock For Life Plus +6% Option is as follows: 0.65% for one covered person and 0.90% for two covered persons and the fee for MarketLock For Life Plus +7% Option is as follows: 0.75% for one covered person and 1.00% for two covered persons.

 8 MarketLock For Life is an optional guaranteed minimum withdrawal benefit.
   The annual fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below.

 9 MarketLock and MarketLock for Two are optional guaranteed minimum withdrawal benefits. The annual fee is calculated as a percentage of the MAV Benefit Base which determines the basis of the guaranteed benefit. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. For a complete description of how the MAV Benefit Base is calculated, please see OPTIONAL LIVING BENEFITS below.

 10 Polaris Income Rewards is an optional guaranteed minimum withdrawal benefit. The annual fee is assessed against the Withdrawal Benefit Base which determines the basis for the guaranteed benefit. The fee is deducted from your contract at the end of the first quarter following election and quarterly thereafter. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below.

 11 Capital Protector is an optional guaranteed minimum accumulation benefit.
   The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For contracts issued between February 10, 2003 and April 30, 2004, the fee is as follows:
   0.45% for Years 0-7, 0.15% for Years 8-10, no fee for Years 11+. For contracts between September 30, 2002 and February 7, 2003, the fee is as follows: 0.35% for Years 0-7, 0.10% for Years 8-10, no fee for Years 11+. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below.

 12 Income Protector is an optional guaranteed minimum income benefit. The fee is deducted annually from your contract value. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below.


 13 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2016. The minimum expense is for an Underlying Fund of Franklin Templeton Variable Insurance Products Trust as of its fiscal year ended December 31, 2015.



                                       7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.


The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.





MAXIMUM EXPENSE EXAMPLES

(assuming separate account annual expenses of 1.77%, election of Polaris Rewards, the optional EstatePlus feature, the optional MarketLock Income Plus feature (1.35%) and investment in an Underlying Fund with total expenses of 1.40%)


(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,361      $2,189      $2,924      $4,694


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $461     $1,389      $2,324      $4,694



MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.71%)




(1)   If you surrender your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $931     $1,212      $1,520      $2,615


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $231     $712        $1,220      $2,615



EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $50,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. Expense Examples with election of the Polaris Rewards program reflect the Polaris Rewards withdrawal charge schedule, but do not reflect any upfront Payment Enhancement.

4. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.


5. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

6. The Maximum Expense Examples do not reflect election of the Combination HV & Roll-Up Death Benefit which would result in 2.02% maximum separate account expenses because this death benefit cannot be elected with any optional living benefit.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       8

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             THE POLARIS PLATINUMII

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        PURCHASING A POLARIS PLATINUMII

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                              MINIMUM
                                                MINIMUM      AUTOMATIC
                          MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                              PURCHASE         PURCHASE       PURCHASE
                              PAYMENT           PAYMENT       PAYMENT
        Qualified        $2,000              $250           $100
      Non-Qualified      $5,000              $500           $100


Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100 if you have not elected a Living Benefit feature. We will not accept subsequent Purchase Payments from contract owners age 86 or older. We will not accept subsequent Purchase Payments on or after the 5th contract anniversary if you have elected a Living Benefit feature.


We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


                                       9



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE


We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. We will not accept subsequent Purchase Payments on or after the 5th contract anniversary if you have elected a Living Benefit feature. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.



TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


An initial Purchase Payment will be priced within two NYSE business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as



                                       10



of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


POLARIS REWARDS PROGRAM

If you were age 80 or younger at the time your contract was issued you may have elected to participate in this program at contract issue. We contribute an upfront Payment Enhancement and, if available, a deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elected to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. PLEASE SEE EXPENSES BELOW. These withdrawal charges may offset the value of any Payment Enhancement, if you make an early withdrawal. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below. There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Polaris Rewards program may not perform as well as the contract without the program.

Purchase Payments may not be invested in dollar cost averaging Fixed Accounts if you participate in the Polaris Rewards program. However, you may use other Fixed Account options, if available, for dollar cost averaging. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW.


POLARIS REWARDS ENHANCEMENT LEVELS

Each enhancement level is a range of dollar amounts, which may correspond to different enhancement rates and dates. The enhancement level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your enhancement level by adding your contract value on the date we receive each subsequent Purchase Payment to the amount of the subsequent Purchase Payment. Enhancement levels may change from time to time, at our sole discretion.


UPFRONT PAYMENT ENHANCEMENT

An upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an upfront Payment Enhancement amount as a percentage of each Purchase Payment. We refer to this percentage amount as the upfront Payment Enhancement Rate. We periodically review and establish the upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable upfront Payment Enhancement Rate is the rate in effect for the applicable enhancement level at the time we receive each Purchase Payment under your contract. The upfront Payment Enhancement amounts are allocated among Variable Portfolios and available Fixed Accounts according to the current allocation instructions on file when we receive each Purchase Payment.


DEFERRED PAYMENT ENHANCEMENT

A deferred Payment Enhancement is an amount we may add to your contract on a stated future date (the "deferred Payment Enhancement date"). We calculate a deferred Payment Enhancement amount, if applicable, as a percentage of each Purchase Payments received at the time we receive the Purchase Payment. We refer to this percentage amount as the deferred Payment Enhancement Rate. We periodically review and establish the deferred Payment Enhancement Rates and deferred Payment Enhancement dates. The deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by us at any time. The deferred Payment Enhancement date, if applicable, may change at any time. The applicable deferred Payment Enhancement date and deferred Payment Enhancement Rate are those which may be in effect for the


                                       11




applicable enhancement level at the time when we receive each Purchase Payment. Any applicable deferred Payment Enhancement, when credited, is allocated to a money market or similar portfolio.


If you withdraw any portion of a Purchase Payment, to which a deferred Payment Enhancement applies, prior to the deferred Payment Enhancement date, we reduce the amount of the corresponding deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of determining the deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

We will not allocate any applicable deferred Payment Enhancement, if any, to your contract if the following circumstances occur prior to the deferred Payment Enhancement date:

     o     You surrender your contract;

     o     A death benefit is paid on your contract;

     o     You switch to the Income Phase of your contract; or

     o     You fully withdraw the corresponding Purchase Payment.


90 DAY WINDOW


As of the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an enhancement level which, as of the date we issued your contract, would have provided for a higher upfront and/or deferred Payment Enhancement rate on each Purchase Payment, you will get the benefit of the enhancement rate(s) that were applicable to that higher enhancement level at the time your contract was issued ("Look Back Adjustment"). We will add any applicable upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable upfront and/or deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable upfront Look Back Adjustment according to your then current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and if applicable, to a money market or similar portfolio, for a deferred Look Back Adjustment.


CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement date applicable to all Purchase Payments as of the date of this prospectus are:


                            UPFRONT         DEFERRED
                            PAYMENT         PAYMENT
                          ENHANCEMENT     ENHANCEMENT       DEFERRED PAYMENT
ENHANCEMENT LEVEL             RATE            RATE          ENHANCEMENT DATE
 Under $40,000                2%              0%         N/A
 $40,000 - $99,999            4%              0%         N/A
 $100,000 - $499,999          4%              1%         Nine years from the
                                                         date we receive each
                                                         Purchase Payment.
 $500,000 - more              5%              1%         Nine years from the
                                                         date we receive each
                                                         Purchase Payment.

We reserve the right to modify, suspend or terminate the Polaris Rewards program at any time for existing contracts and for subsequent Purchase Payments.

The Polaris Rewards program may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative regarding the availability of this program.


ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next NYSE business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every NYSE business day, by multiplying the Accumulation Unit value for the immediately preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and


     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, if applicable, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.


                                       12



     EXAMPLE (CONTRACTS WITHOUT POLARIS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, if applicable, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE (CONTRACTS WITH POLARIS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. If the Payment Enhancement is 2% of your Purchase Payment, we would add a Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. Your state may require a longer free look period. We call this a "free look." Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Free Look Payment Enhancement Deduction, if applicable. If you elect the Polaris Rewards feature, the Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.


If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money and the Payment Enhancement, if you elected the Polaris Rewards feature, in a money market or similar portfolio during the free look period and will allocate your money and the Payment Enhancement according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.


                                       13



The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same adviser or sub-adviser. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment adviser or sub-adviser.

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or master-feeder funds. Fund-of-Funds and master-feeder funds require you to pay fees and expenses at both fund levels. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds held in the Fund-of-Funds structure. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management techniques help us to manage our financial exposure in connection with certain guaranteed benefits and could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports. Please consult your independent financial advisor regarding which of these Variable Portfolios are appropriate for your risk structure.


The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisers are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     COLUMBIA FUNDS VARIABLE INSURANCE TRUST, COLUMBIA FUNDS VARIABLE INSURANCE TRUST I AND COLUMBIA FUNDS VARIABLE SERIES TRUST II - CLASS 1 AND 2 SHARES

     Columbia Management Investment Advisers, LLC is the investment adviser and various managers are the subadvisers to Columbia Funds Variable Insurance Trust ("CFT"), Columbia Funds Variable Insurance Trust I ("CFT I") and Columbia Funds Variable Series Trust II ("CFT II").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is


                                       14




     Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.



     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").


     PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. - CLASS 2 SHARES

     Principal Management Corporation is the investment adviser and Edge Asset Management, Inc. is the subadviser to the Principal Variable Contracts Funds, Inc. ("PVCF").

     Balanced, Conservative Balanced, Conservative Growth, Flexible Income and Strategic Growth funds are Strategic Asset Management Portfolios structured as Fund-of-Funds.

     Please see the Principal Variable Contracts Funds, Inc. prospectus for details.


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisers to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and Wellington Management Company LLP is the subadviser to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

            MASTER-FEEDER FUNDS

            SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

            Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

            Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


            SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY PORTFOLIO

            SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.


                                       15




            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


     If you purchased your contract prior to May 1, 2007, please see below for information regarding the American Funds Insurance Series.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       16

ALL OF THE UNDERLYING FUNDS LISTED BELOW MAY NOT BE AVAILABLE TO YOU FOR INVESTMENT.



UNDERLYING FUNDS                                MANAGED BY:                                        TRUST    ASSET CLASS
---------------------------------------------   ----------------------------------------------   --------   -----------------
Aggressive Growth                               Wells Capital Management Incorporated            SAST       STOCK
American Funds Asset Allocation SAST            Capital Research and Management Company          SAST       ASSET ALLOCATION
American Funds Global Growth SAST               Capital Research and Management Company          SAST       STOCK
American Funds Growth SAST                      Capital Research and Management Company          SAST       STOCK
American Funds Growth-Income SAST               Capital Research and Management Company          SAST       STOCK
Balanced                                        Edge Asset Management, Inc.                      PVCF       ASSET ALLOCATION
Balanced                                        J.P. Morgan Investment Management Inc.           SAST       ASSET ALLOCATION
Blue Chip Growth                                Massachusetts Financial Services Company         SAST       STOCK
Capital Appreciation                            Wellington Management Company LLP                AST        STOCK
Capital Growth                                  The Boston Company Asset Management, LLC         SAST       STOCK
Conservative Growth                             Edge Asset Management, Inc.                      PVCF       ASSET ALLOCATION
Corporate Bond                                  Federated Investment Management Company          SAST       BOND
"Dogs" of Wall Street*                          SunAmerica Asset Management, LLC                 SAST       STOCK
Emerging Markets                                J.P. Morgan Investment Management Inc.           SAST       STOCK
Equity Opportunities                            OppenheimerFunds, Inc.                           SAST       STOCK
Foreign Value                                   Templeton Investment Counsel, LLC                SAST       STOCK
Franklin Founding Funds Allocation VIP Fund     Franklin Templeton Services, LLC                 FTVIPT     ASSET ALLOCATION
Franklin Income VIP Fund                        Franklin Advisers, Inc.                          FTVIPT     ASSET ALLOCATION
Fundamental Growth                              Wells Capital Management Incorporated            SAST       STOCK
Global Bond                                     Goldman Sachs Asset Management International     SAST       BOND
Global Equities                                 J.P. Morgan Investment Management Inc.           SAST       STOCK
Government and Quality Bond                     Wellington Management Company LLP                AST        BOND
Growth                                          Wellington Management Company LLP                AST        STOCK
Growth-Income                                   J.P. Morgan Investment Management Inc.           SAST       STOCK
Growth Opportunities                            Invesco Advisers, Inc.                           SAST       STOCK
High-Yield Bond                                 PineBridge Investments LLC                       SAST       BOND
International Diversified Equities              Morgan Stanley Investment Management Inc.        SAST       STOCK
International Growth and Income                 Putnam Investment Management, LLC                SAST       STOCK
Invesco V.I. American Franchise Fund,           Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares*
Invesco V.I. Comstock Fund, Series II           Invesco Advisers, Inc.                           AVIF       STOCK
 Shares*
Invesco V.I. Growth and Income Fund,            Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares
Lord Abbett Growth and Income                   Lord, Abbett & Co. LLC                           LASF       STOCK
Mid-Cap Growth                                  J.P. Morgan Investment Management Inc.           SAST       STOCK
Natural Resources                               Wellington Management Company LLP                AST        STOCK
Real Estate                                     FIAM LLC                                         SAST       STOCK
Real Return                                     Wellington Management Company LLP                SST        BOND
SA AB Growth                                    AllianceBernstein L.P.                           SAST       STOCK
SA JPMorgan MFS Core Bond                       J.P. Morgan Investment Management Inc. and       SAST       BOND
                                                Massachusetts Financial Services Company
SA Legg Mason BW Large Cap Value                Brandywine Global Investment Management, LLC     SAST       STOCK
SA Marsico Focused Growth                       Marsico Capital Management, LLC                  SAST       STOCK
SA MFS Massachusetts Investors Trust*           Massachusetts Financial Services Company         SAST       STOCK
SA MFS Total Return*                            Massachusetts Financial Services Company         SAST       ASSET ALLOCATION
Small Company Value                             Franklin Advisory Services, LLC                  SAST       STOCK
Small & Mid Cap Value                           AllianceBernstein L.P.                           SAST       STOCK
Strategic Growth                                Edge Asset Management, Inc.                      PVCF       STOCK
SunAmerica Dynamic Allocation Portfolio         SunAmerica Asset Management, LLC and             SAST       ASSET ALLOCATION
                                                AllianceBernstein L.P.
SunAmerica Dynamic Strategy Portfolio           SunAmerica Asset Management, LLC and             SAST       ASSET ALLOCATION
                                                AllianceBernstein L.P.
Technology                                      Columbia Management Investment Advisers, LLC     SAST       STOCK
Telecom Utility                                 Massachusetts Financial Services Company         SAST       STOCK
Ultra Short Bond Portfolio                      Dimensional Fund Advisors LP                     SAST       BOND



* "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.



                                       17

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH BANC OF AMERICA INVESTMENT SERVICES, INC.:



UNDERLYING FUNDS                                MANAGED BY:                                        TRUST    ASSET CLASS
---------------------------------------------   ----------------------------------------------   --------   -----------------
Columbia VP-Asset Allocation Fund               Columbia Management Investment Advisers, LLC     CFT        ASSET ALLOCATION
Columbia VP-Dividend Opportunity Fund           Columbia Management Investment Advisers, LLC     CFT II     BOND
Columbia VP-Income Opportunities Fund           Columbia Management Investment Advisers, LLC     CFT II     STOCK
Columbia VP-Large Cap Growth Fund               Columbia Management Investment Advisers, LLC     CFT I      STOCK
Columbia VP-Mid Cap Growth Fund                 Columbia Management Investment Advisers, LLC     CFT I      STOCK
Columbia VP-Select International Equity Fund    Columbia Management Investment Advisers, LLC     CFT I      STOCK
Columbia VP-Small Company Growth Fund           Columbia Management Investment Advisers, LLC     CFT I      STOCK
VP-Loomis Sayles Growth Fund                    Loomis, Sayles & Company, L.P.                   CFT I      STOCK


YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH M&T SECURITIES, INC.:


UNDERLYING FUNDS    MANAGED BY:                      TRUST    ASSET CLASS
-----------------   -----------------------------   -------   -----------------
Asset Allocation    Edge Asset Management, Inc.     AST       ASSET ALLOCATION

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH CHASE INVESTMENT SERVICES CORPORATION (FORMERLY WAMU INVESTMENTS, INC.):


UNDERLYING FUNDS         MANAGED BY:                      TRUST    ASSET CLASS
----------------------   -----------------------------   -------   -----------------
Conservative Balanced    Edge Asset Management, Inc.     PVCF      ASSET ALLOCATION
Equity Income Account    Edge Asset Management, Inc.     PVCF      STOCK
Flexible Income          Edge Asset Management, Inc.     PVCF      ASSET ALLOCATION

IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 1, 2007, YOU MAY INVEST IN THE AMERICAN FUNDS INSURANCE SERIES ("AFIS") DIRECTLY. The discussion in the prospectus pertaining to the American Funds SAST Portfolios and the Master-Feeder arrangement does not apply to your contract. The following information applies to your contract:


AMERICAN FUNDS INSURANCE SERIES -- CLASS 2 SHARES

Capital Research and Management Company is the investment adviser to the American Funds Insurance Series ("AFIS"). There is an annualized 0.25% fee applicable to Class 2 shares of AFIS.


UNDERLYING FUNDS                MANAGED BY:                                  TRUST    ASSET CLASS
-----------------------------   -----------------------------------------   -------   ------------
American Funds Global Growth    Capital Research and Management Company     AFIS      STOCK
American Funds Growth-Income    Capital Research and Management Company     AFIS      STOCK
American Funds Growth           Capital Research and Management Company     AFIS      STOCK




YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/ANNUITIES. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       18



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file. The 6-month, 1-Year and 2-Year DCA Fixed Accounts may not be available in your state. Please check with your financial representative for availability.

Purchase Payments may not be invested in DCA Fixed Accounts if you elect the Polaris Rewards program.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account,


                                       19



the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.


POLARIS PORTFOLIO ALLOCATOR PROGRAM


PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program is offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate among the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

If you purchased your contract through certain broker-dealers, you may have invested in a model as part of a different asset allocation program apart from the Polaris Allocator program. If you invested in an asset allocation program apart from the Polaris Portfolio Allocator program, such models were designed by an investment adviser who may be affiliated with your broker dealer and who may manage some of the Underlying Funds in which the models invest. There may be revenue sharing arrangements between your broker-dealer and this investment adviser. Those arrangements are not related to the availability of the same


                                       20



Underlying Funds in this variable annuity. Among other things, the models may result in an increase in assets allocated to the Underlying Funds managed by the investment adviser, and therefore a corresponding increase in portfolio management fees collected by the investment adviser. Furthermore, the models in your broker-dealer's asset allocation program may not be current or updated annually. Please contact your financial representative for information about their asset allocation program and the relationship amongst the entities offering the models.


ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by electing a Portfolio Allocator model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator Model. If you: 1) attempt to allocate a portion of your Purchase Payment outside of your elected Portfolio Allocator model, or 2) if you invest in any Variable Portfolios in addition to investment in a Portfolio Allocator model under this program, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your election of the Polaris Portfolio Allocator Model. If your election of the Polaris Portfolio Allocator Model is terminated, your investment will remain allocated to the same Variable Portfolios and in the same amounts as before the program was terminated; however, your investment will no longer be deemed to be in a Polaris Portfolio Allocator Model.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the Underlying Funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.

If you elect an optional Living Benefit, you may elect a model that complies with the investment requirements of the optional Living Benefit and your model will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


                                       21



IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.

POLARIS PORTFOLIO ALLOCATOR MODELS

(EFFECTIVE MAY 2, 2016)




          VARIABLE PORTFOLIOS              MODEL 1     MODEL 2     MODEL 3     MODEL 4
 American Funds Global Growth SAST            2.0%        3.0%        4.0%       6.0%
 American Funds Growth-Income SAST            0.0%        0.0%        1.0%       4.0%
 Blue Chip Growth                             2.0%        3.0%        4.0%       4.0%
 Capital Appreciation                         3.0%        3.0%        4.0%       5.0%
 Capital Growth                               2.0%        3.0%        3.0%       4.0%
 Corporate Bond                              10.0%        8.0%        7.0%       1.0%
 "Dogs" of Wall Street                        3.0%        3.0%        3.0%       5.0%
 Emerging Markets                             0.0%        1.0%        2.0%       2.0%
 Equity Opportunities                         3.0%        4.0%        4.0%       6.0%
 Foreign Value                                3.0%        3.0%        3.0%       4.0%
 Global Bond                                  4.0%        4.0%        2.0%       2.0%
 Government and Quality Bond                  8.0%        8.0%        7.0%       2.0%
 Growth-Income                                6.0%        7.0%        8.0%       8.0%
 High-Yield Bond                              4.0%        3.0%        2.0%       0.0%
 International Diversified Equities           3.0%        3.0%        4.0%       5.0%
 Invesco V.I. Comstock Fund, Series II
   Shares                                     5.0%        5.0%        6.0%       8.0%
 Invesco V.I. Growth and Income Fund,
   Series II Shares                           6.0%        7.0%        8.0%       8.0%
 Real Estate                                  0.0%        0.0%        0.0%       1.0%
 Real Return                                  5.0%        3.0%        2.0%       0.0%
 SA AB Growth                                 1.0%        1.0%        1.0%       2.0%
 SA JPMorgan MFS Core Bond                   17.0%       13.0%       10.0%       5.0%
 SA Legg Mason BW Large Cap Value             4.0%        4.0%        4.0%       5.0%
 SA Marsico Focused Growth*                   0.0%        1.0%        1.0%       2.0%
 SA MFS Massachusetts Investors
   Trust                                      6.0%        6.0%        7.0%       8.0%
 Small & Mid Cap Value                        1.0%        1.0%        1.0%       2.0%
 Small Company Value                          0.0%        2.0%        2.0%       1.0%
 Ultra Short Bond                             2.0%        1.0%        0.0%       0.0%
                                 TOTAL        100%        100%        100%       100%



* If you purchased your contract through Banc of America Investment Services, Inc., the Columbia Large Cap Growth Variable Portfolio is used instead of the SA Marsico Focused Growth Variable Portfolio.


The Polaris Portfolio Allocator Models listed above show the most current allocations available for this product. The Portfolio Allocator models are configured from time to time. Once you invest in a Portfolio Allocator model, the percentages of your contract value allocated to each Variable Portfolio within a Portfolio Allocator model will not be changed by us. If you invested in models in previous years, your investments, and any subsequent Purchase Payments, will be invested in the same Portfolio Allocator model as your current investment and will not be invested in the Portfolio Allocator models with the most current allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator model in line with your investment goals over time.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each


                                       22



model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, YOUR INVESTMENT WILL REMAIN IN THE SAME VARIABLE PORTFOLIOS AND IN THE SAME AMOUNTS AS BEFORE THE PROGRAM WAS SUSPENDED OR TERMINATED; HOWEVER, YOUR INVESTMENT WILL NO LONGER BE DEEMED TO BE IN A PORTFOLIO ALLOCATOR MODEL.



TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 17, 2016 and within the previous twelve months (from August 18, 2015 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2016 must be submitted by U.S. Mail (from August 18, 2016 through August 17, 2017).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service


                                       23



first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the


                                       24



extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect an optional living benefit with investment requirements, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise. However, automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.



RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.


     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the


                                       25



     multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day.


We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.


If you have elected an optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, the additional amount of the Withdrawal that exceeds the Maximum Annual Withdrawal Amount that may be considered a Free Withdrawal will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base and future income payments. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.



FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     o Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     o Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, during the first contract year, your free withdrawal amount is the greatest of:

     (1)    your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.


                                       26



If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, after the first contract year, your free withdrawal amount is the greatest of (1), (2) or (3) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you do not elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your free withdrawal amount.

During the first contract year, your free withdrawal amount is the greater of:

     (1)    your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

After the first contract year, your free withdrawal amount is the greater of
(1) or (2) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge.

Amounts withdrawn free of a withdrawal charge under the 10% provision do not reduce the amount you invested for purposes of calculating the withdrawal charge and penalty-free earnings. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals under the 10% provision would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

If you participate in the Polaris Rewards program, you will not receive any deferred Payment Enhancement if you fully withdraw a Purchase Payment or if you surrender your contract prior to the corresponding Deferred Payment Enhancement Date.

Although we do not assess a withdrawal charge when you take a 10% free withdrawal of the total invested amount we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement. PLEASE SEE POLARIS REWARDS PROGRAM ABOVE.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 5% is the applicable percentage) [B x C=$5,000]

     D=  Your full contract value ($85,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not


                                       27



reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

Upon notification of your death, we will terminate the Systematic Withdrawal program unless your Beneficiary instructs us otherwise.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.



NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


None of the living benefits described below are available for election.

Effective January 15, 2016, if you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date. If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.



MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS

The MarketLock Income Plus living benefit may vary depending on when you purchased your contract, please see details below. The MarketLock For Life Plus living benefit may vary depending on the option you elected when you purchased your contract, please see details below.

MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal features, available for an additional fee. The features are designed to help you create a guaranteed income stream that may last as long as you live, or as long as you or your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature elected. These features may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may not need to rely on the feature as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

MarketLock Income Plus and MarketLock For Life Plus offer guaranteed lifetime income plus the opportunity to lock in the greater of investment gains or an annual Income Credit (previously referred to as "Bonus").

These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The features guarantee that only certain Purchase Payments received during the contract's first five years are included in the Income Base (previously referred to as "Benefit Base").


                                       28



Please remember that all withdrawals, including withdrawals taken under these features, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under these features will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the Maximum Annual Withdrawal Amount, as defined below. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals, as defined below, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

These optional living benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the full contract value must be paid within 5 years of death, in compliance with the IRC, after which time the contract terminates. Accordingly, the surviving Owner may not receive the full benefit of the living benefit.

You may have elected MarketLock Income Plus or any of the MarketLock For Life Plus options and you may have chosen to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under the features as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect one of these features, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased, when the contract was issued(1) and the number of Covered Persons. The tables below provide the age requirements for the features.


IF YOU ELECT ONE COVERED PERSON(1):


                                  COVERED PERSON
                                MINIMUM     MAXIMUM
                                  AGE       AGE(2)
           One Owner              45          80
         Joint Owners
    (based on the age of the
         older Owner)             45          80

IF YOU ELECT TWO COVERED PERSONS(1):


                              COVERED PERSON #1      COVERED PERSON #2
                             MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                               AGE        AGE(2)       AGE       AGE(2)
       Non-Qualified:
        Joint Owners           45          80          45          85
       Non-Qualified:
       One Owner with
      Spousal Beneficiary      45          80          45        N/A(3)
         Qualified:
       One Owner with
      Spousal Beneficiary      45          80          45        N/A(3)

     (1) If you elected MarketLock For Life Plus +6% Option and you purchased your contract prior to November 19, 2007, references to age 45 above are replaced with age 50 and references to age 80 above are replaced with age 75. References to age 85 remain unchanged.

     (2) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

     (3) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How do MarketLock Income Plus and MarketLock For Life Plus work?

MarketLock Income Plus and MarketLock For Life Plus lock-in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years if you elected MarketLock Income Plus, the first 5 years if you elected MarketLock For Life Plus on or after May 1, 2009 or the first 10 years if you elected MarketLock For Life Plus prior to May 1,
2009) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" below.


Is there an additional guarantee if I delay taking withdrawals?

Yes, depending on which feature you elect and when you elected the feature, there is an additional guarantee if you delay taking withdrawals.


                                       29



If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 and you do not take any withdrawals before the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

If you elected MarketLock Income Plus or MarketLock For Life Plus +7% prior to May 1, 2009 and you do not take any withdrawals before the 10th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% or your first Benefit Year's Eligible Purchase Payments (Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.


What determines the maximum amount of withdrawals I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without reducing the Income Base and the Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below and varies depending on the feature you elected and when your contract was issued.


ONE COVERED PERSON -- MARKETLOCK INCOME PLUS
(CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


    AGE OF THE COVERED PERSON AT          MAXIMUM ANNUAL
      TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
        Prior to 65th birthday          4% of Income Base
      On or after 65th birthday         5% of Income Base

TWO COVERED PERSONS -- MARKETLOCK INCOME PLUS
(CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover two lives, the following is applicable:


 AGE OF THE YOUNGER COVERED PERSON OR
     SURVIVING COVERED PERSON AT            MAXIMUM ANNUAL
       TIME OF FIRST WITHDRAWAL          WITHDRAWAL PERCENTAGE
         Prior to 65th birthday           4% of Income Base
       On or after 65th birthday         4.75% of Income Base

ONE COVERED PERSON -- MARKETLOCK FOR LIFE PLUS
(CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday      5% of Income Base
              On or after 76th birthday           6% of Income Base

TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS
(CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover two lives, the following is applicable:


      AGE OF THE YOUNGER COVERED PERSON             MAXIMUM ANNUAL
         AT TIME OF FIRST WITHDRAWAL             WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday     4.75% of Income Base
              On or after 76th birthday          5.75% of Income Base

ONE OR TWO COVERED PERSONS -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED BETWEEN 5/1/08 AND 4/30/09)

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.


    AGE OF THE COVERED PERSON AT          MAXIMUM ANNUAL
     TIME OF FIRST WITHDRAWAL*         WITHDRAWAL PERCENTAGE
        Prior to 62nd birthday          4% of Income Base
      On or after 62nd birthday         5% of Income Base

ONE OR TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED BETWEEN 7/30/07 AND 4/30/08)

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.


       AGE OF THE COVERED PERSON AT              MAXIMUM ANNUAL
         TIME OF FIRST WITHDRAWAL*            WITHDRAWAL PERCENTAGE
            Prior to the 60th birthday         4% of Income Base
    At least age 60 but prior to the 76th
                  birthday                     5% of Income Base
          On or after the 76th birthday        6% of Income Base

ONE OR TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED PRIOR TO 7/30/07)

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.


       AGE OF THE COVERED PERSON AT              MAXIMUM ANNUAL
         TIME OF FIRST WITHDRAWAL*            WITHDRAWAL PERCENTAGE
            Prior to the 65th birthday         4% of Income Base
    At least age 65 but prior to the 76th
                  birthday                     5% of Income Base
          On or after the 76th birthday        6% of Income Base

                                       30



As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" below.


Are there investment requirements if I elect MarketLock Income Plus or MarketLock For Life Plus?

Yes, as long as you have not elected to cancel the feature, you must comply with investment requirements by allocating your investments as outlined below. You may also use a DCA Fixed Account to comply with investment requirements by setting up your DCA target allocations in accordance with the investment requirements outlined below.


MARKETLOCK INCOME PLUS (CONTRACTS ISSUED BETWEEN 5/1/08 AND 4/30/09) AND MARKETLOCK FOR LIFE PLUS +7% OPTION


     1.   Invest 100% in the Ultra Short Bond Portfolio; or


     2.   Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3; or

     3. Invest 100% in one or a combination of the following Asset Allocation Variable Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced (JPM), Franklin Income VIP Fund, Franklin Founding Funds Allocation VIP Fund, SA MFS Total Return, SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy Portfolio

MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09), MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09) AND MARKETLOCK FOR LIFE PLUS +6% OPTION (CONTRACTS ISSUED PRIOR TO 5/1/09)


     1.   Invest 100% in the Ultra Short Bond Portfolio; or


     2.   Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3; or

     3. Invest 100% in one or a combination of the following Asset Allocation Variable Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced (JPM), Franklin Income VIP Fund, Franklin Founding Funds Allocation VIP Fund (MarketLock For Life Plus +6% Option for contracts issued prior to 5/1/09 only), SA MFS Total Return, SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy Portfolio; or

     4. Invest in accordance with the requirements outlined in the table below:



  INVESTMENT          INVESTMENT            VARIABLE PORTFOLIOS
     GROUP           REQUIREMENT           AND/OR FIXED ACCOUNTS
 A. Bond,          Minimum 20%*        Corporate Bond
  Cash             Maximum 100%        Global Bond
  and Fixed                            Government and Quality Bond
  Accounts       *(30%, for            Real Return
                 MarketLock            SA JPMorgan MFS Core Bond
                 Income Plus and       Ultra Short Portfolio
                 MarketLock For        DCA FIXED ACCOUNTS+++
                 Life Plus issued      6-Month DCA
                 on or after           1-Year DCA
                 5/1/09)               2-Year DCA (if available)
                                       FIXED ACCOUNTS
                                       1-Year Fixed (if available)


                                       31





  INVESTMENT        INVESTMENT                  VARIABLE PORTFOLIOS
    GROUP           REQUIREMENT                AND/OR FIXED ACCOUNTS
 B. Equity         Minimum 0%        Aggressive Growth
  Maximum         Maximum 80%**      American Fund Asset Allocation SAST
                                     American Funds Global Growth SAST
                **(70%, for          American Funds Growth SAST
                MarketLock           American Funds Growth-Income SAST
                Income Plus and      Asset Allocation
                MarketLock For       Balanced
                Life Plus issued     Balanced (JPM)
                on or after          Blue Chip Growth
                5/1/09)              Capital Appreciation
                                     Columbia VP-Asset Allocation Fund+
                                     Columbia VP-Dividend Opportunity
                                     Fund+
                                     Columbia VP-Income Opportunities
                                     Fund+
                                     Columbia VP-Mid Cap Growth Fund+
                                     Columbia VP-Select International Equity
                                     Fund+
                                     Conservative Balanced++
                                     Conservative Growth
                                     "Dogs" of Wall Street
                                     Equity Income Account++
                                     Equity Opportunities
                                     Flexible Income++
                                     Foreign Value
                                     Franklin Founding Funds Allocation VIP
                                     Fund
                                     Franklin Income VIP Funds
                                     Fundamental Growth
                                     Global Equities
                                     Growth
                                     Growth-Income
                                     High Yield Bond
                                     International Diversified Equities
                                     International Growth and Income
                                     Invesco V.I. American Franchise Fund,
                                     Series II Shares
                                     Invesco V.I. Comstock Fund, Series II
                                     Shares
                                     Invesco V.I. Growth and Income Fund,
                                     Series II Shares
                                     Lord Abbett Growth and Income
                                     SA AB Growth
                                     SA Legg Mason BW Large Cap Value
                                     Portfolio
                                     SA Marsico Focused Growth
                                     SA MFS Massachusetts Investors Trust
                                     SA MFS Total Return
                                     Small & Mid Cap Value
                                     Strategic Growth
                                     SunAmerica Dynamic Allocation Portfolio
                                     SunAmerica Dynamic Strategy Portfolio
                                     Telecom Utility
                                     VP-Loomis Sayles Growth Fund+
 C. Limited        Minimum 0%        Capital Growth
  Equity             Maximum         Columbia VP-Large Cap Growth Fund+
                     20%***          Columbia VP-Small Company Growth
                                     Fund+
                ***(10%, for         Emerging Markets
                MarketLock           Growth Opportunities
                Income Plus and      Mid-Cap Growth
                MarketLock For       Natural Resources
                Life Plus issued     Real Estate
                on or after          Small Company Value Technology
                5/1/09)


+ Only available if you purchased your contract through Banc of America Investment Services, Inc.

++ Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)

+++ You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

If we offer additional allocations that comply with investment requirements in the future we will give you the opportunity to allocate your investments accordingly.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your subsequent Purchase Payment(s) to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer and/or 1-year Fixed Account, if available ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations promptly.


How are the components for MarketLock Income Plus and MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1.   100% of Purchase Payments received during the first contract year;
          and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000


                                       32



          Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.


Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Purchase Payments after the 5th contract year if you elected the Living Benefit. The calculation of Eligible Purchase Payments does not include any Payment Enhancements, if applicable, and/or spousal continuation contribution, if any; however, Payment Enhancements, if applicable, and/or spousal continuation contribution, if any are included in the calculation of Anniversary Values, as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.


SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit during the Income Credit Period. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later if you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 (10 years later if you elected MarketLock For Life Plus prior to May 1, 2009). Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" below.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE IN INCREASED?"and "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" below.

FIFTH, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below. Please see "How can the Income Base and Income Credit Base be increased?" below.


SIXTH, we determine the INCOME CREDIT which varies by feature as outlined in the table below and is an amount equal to a percentage ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you elected MarketLock Income Plus and you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero. If you elected MarketLock For Life Plus, the Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year.



           FEATURE                     INCOME CREDIT PERCENTAGE
   MarketLock Income Plus       6% (reduced for withdrawals up to the
   (contracts issued on or        Maximum Annual Withdrawal Amount)
          after 5/1/09)
   MarketLock Income Plus       7% (reduced for withdrawals up to the
 (contracts issued between        Maximum Annual Withdrawal Amount)
   5/1/08 and 4/30/09)
  MarketLock For Life Plus     6% (0% in years withdrawals are taken)
       (contracts issued
      on or after 5/1/09)
     MarketLock For Life       7% (0% in years withdrawals are taken)
        Plus +7% Option
     MarketLock For Life       6% (0% in years withdrawals are taken)
         +6% Option

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.


                                       33



How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b) is the current Income Base, increased by the Income Credit, if any; and

    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

    (a)        the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        the current Income Base plus the Income Credit.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than
(a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

The Income Credit Base is increased each time subsequent Eligible Purchase Payments are made. During the Income Credit Period, the Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time an Excess Withdrawal is taken. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of
(a) and (b), where:

    (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

    (b)        is the Minimum Income Base.

If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% Option prior to May 1, 2009, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

    (a) is the current Income Base, or if extension was elected, the Income Base calculated based on the maximum Anniversary Value; and

    (b) is the current Income Base plus the Income Credit, if applicable; and

    (c)        is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and for MarketLock Income Plus only, if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

    (a)        is the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        is the current Income Credit Base; and

    (c)        is the Minimum Income Base.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE
In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated


                                       34



on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE
Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see "What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?" below. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.


What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary (10th Benefit Year anniversary if you elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009), your Income Base, and if applicable, the Income Credit Base, is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base, if applicable. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you have elected MarketLock For Life Plus and you plan to take withdrawals in any year during the Income Credit Period, an Income Credit will not be added to your Income Base on that contract anniversary.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus and MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal. Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.


                                       35



What are the fees for MarketLock Income Plus and MarketLock For Life Plus?

The fee for each feature depends on whether you elect to cover one life or two lives and when you purchased your contract, as follows:


                                               Number of
                                                Covered     Annualized
                  Feature                       Persons        Fee
 MarketLock Income Plus                           One         1.10%
   (contracts issued on or after 5/1/09)          Two         1.35%
 MarketLock Income Plus
   (contracts issued between 5/1/08 and           One         0.95%
    4/30/09)                                      Two         1.20%
 MarketLock For Life Plus                         One         0.95%
   (contracts issued on or after 5/1/09)          Two         1.25%
 MarketLock For Life Plus 7%                      One         0.75%
   Option                                         Two         1.00%
 MarketLock For Life Plus 6%                      One         0.65%
   Option                                         Two         0.90%

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect a feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under the feature.

For contracts issued in New York, Oregon, Texas and Washington, the entire fee will be deducted from the portion of your contract value allocated to the Variable Portfolios.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.


Can I extend the Income Base Evaluation Period and Income Credit Period?


MARKETLOCK INCOME PLUS
Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods (one additional 5 year period if you elected MarketLock Income Plus on or after May 1, 2009), as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").

After election of the First Extension and Second Extension, if applicable, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If your contract was issued on or after May 1, 2009 and you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each Evaluation Period, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us. In order to extend the evaluation period, you must contact us no later than 30 days after the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension and the Second Extension, if applicable, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary (10th Benefit Year anniversary if elected on or after May 1, 2009), your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


MARKETLOCK FOR LIFE PLUS
Depending on when your contract was issued, you may be able to extend the initial Income Base Evaluation Period and the initial Income Credit Period.


                                       36



IF YOUR CONTRACT WAS ISSUED BETWEEN MAY 1, 2008 AND APRIL 30, 2009, there is an option to extend only the Income Base Evaluation Period as long as the feature is in effect and the age of the Covered Person or younger of two Covered Persons is age 85 or younger at the time of extension. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. However, you may not elect to extend the Income Credit period beyond the initial 10 years.

Prior to the end of the initial Income Base Evaluation Period and prior to the end of each evaluation period you elect to extend, we will notify you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

IF YOUR CONTRACT WAS ISSUED ON OR AFTER MAY 1, 2009, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period after the end of the initial Income Base Evaluation Period and initial Income Credit Period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us. In order to extend the evaluation period, you must contact us no later than 30 days after the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

PLEASE SEE ADDITIONAL INFORMATION APPLICABLE TO MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE BELOW FOR MORE INFORMATION REGARDING THESE LIVING BENEFITS.


MARKETLOCK FOR LIFE


When and how may I elect MarketLock For Life?

You may elect MarketLock For Life at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitants. The tables below provide the age requirement for electing


                                       37



this feature depending on the type of contract you purchase and the number of Covered Persons.


IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                                MINIMUM     MAXIMUM
                                  AGE       AGE(1)
           One Owner              45          80
         Joint Owners
    (based on the age of the
         older Owner)             45          80

IF YOU ELECT TWO COVERED PERSONS:


                              COVERED PERSON #1      COVERED PERSON #2
                             Minimum     MAXIMUM     MINIMUM     MAXIMUM
                               Age        AGE(1)       AGE       AGE(1)
       Non-Qualified:
        Joint Owners           45          80          45          85
       Non-Qualified:
       One Owner with
      Spousal Beneficiary      45          80          45        N/A(2)
         Qualified:
       One Owner with
      Spousal Beneficiary      45          80          45        N/A(2)

              (1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

              (2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.


You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.


What determines the amount I can receive each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday      5% of Income Base
              On or after 76th birthday           6% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:



     AGE OF THE YOUNGER COVERED PERSON OR
         SURVIVING COVERED PERSON AT                MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday     4.75% of Income Base
              On or after 76th birthday          5.75% of Income Base


As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see "What are the effects of withdrawals on MarketLock For Life?" below.


Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.


                                       38



INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:


     1.   100% in the Ultra Short Bond Portfolio; or


     2.   100% in either Polaris Portfolio Allocator Model 1, 2 or 3; or

     3. 100% in one or a combination of the following Asset Allocation Variable Portfolios:
          American Funds Asset Allocation SAST
          Asset Allocation
          Balanced (JPM)
          Franklin Income VIP Fund
          SA MFS Total Return
          SunAmerica Dynamic Allocation Portfolio
          SunAmerica Dynamic Strategy Portfolio; or

     4.   In accordance with the requirements outlined in the table below:





  INVESTMENT       INVESTMENT                VARIABLE PORTFOLIOS
     GROUP         REQUIREMENT              AND/OR FIXED ACCOUNTS
 A. BOND,         Minimum 30%     Corporate Bond
  CASH           Maximum 100%     Global Bond
  AND FIXED                       Government and Quality Bond
  ACCOUNT                         Real Return
                                  SA JPMorgan MFS Core Bond
                                  Ultra Short Bond Portfolio
                                  DCA FIXED ACCOUNTS++
                                  6-Month DCA
                                  1-Year DCA
                                  2-Year DCA
                                  FIXED ACCOUNTS
                                  1-Year Fixed (if available)


  INVESTMENT       INVESTMENT                VARIABLE PORTFOLIOS
     GROUP         REQUIREMENT              AND/OR FIXED ACCOUNTS
 B. EQUITY        Minimum 0%      Aggressive Growth
  MAXIMUM         Maximum 70%     American Funds Asset Allocation SAST
                                  American Funds Global Growth SAST
                                  American Funds Growth SAST
                                  American Funds Growth-Income SAST
                                  Asset Allocation
                                  Balanced
                                  Balanced (JPM)
                                  Blue Chip Growth
                                  Capital Appreciation
                                  Columbia VP-Asset Allocation Fund+
                                  Columbia VP-Dividend Opportunity
                                  Fund+
                                  Columbia VP-Income Opportunities
                                  Fund+
                                  Columbia VP-Mid Cap Growth Fund+
                                  Columbia VP-Select International Equity
                                  Fund+
                                  Conservative Growth
                                  "Dogs" of Wall Street
                                  Equity Opportunities
                                  Foreign Value
                                  Franklin Founding Funds Allocation VIP
                                  Fund
                                  Franklin Income VIP Fund
                                  Fundamental Growth
                                  Global Equities
                                  Growth
                                  Growth-Income
                                  High-Yield Bond
                                  International Diversified Equities
                                  International Growth and Income
                                  Invesco V.I. American Franchise Fund,
                                  Series II Shares
                                  Invesco V.I. Comstock Fund, Series II
                                  Shares
                                  Invesco V.I. Growth and Income Fund,
                                  Series II Shares
                                  Lord Abbett Growth and Income
                                  SA AB Growth
                                  SA Legg Mason BW Large Cap Value
                                  SA Marsico Focused Growth
                                  SA MFS Massachusetts Investors Trust
                                  SA MFS Total Return
                                  Small & Mid Cap Value
                                  Strategic Growth
                                  SunAmerica Dynamic Allocation Portfolio
                                  SunAmerica Dynamic Strategy Portfolio
                                  Telecom Utility
                                  VP-Loomis Sayles Growth Fund+
 C. LIMITED       Minimum 0%      Capital Growth
  EQUITY          Maximum 10%     Columbia VP-Large Cap Growth Fund+
                                  Columbia VP-Small Company Growth
                                  Fund+
                                  Emerging Markets
                                  Growth Opportunities
                                  Mid-Cap Growth
                                  Natural Resources
                                  Real Estate
                                  Small Company Value
                                  Technology


+ Only available if you purchased your contract through Banc of America Investment Services, Inc.

++ You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

Your allocation instructions accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with


                                       39



quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature.

We will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any transfer you initiate, or any withdrawal you initiate. Because automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs, if you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available, resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations.


How are the components for MarketLock for Life calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1.   100% of Purchase Payments received during the first contract year;
          and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.


Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Purchase Payments after the 5th contract year if you elected the Living Benefit. The calculation of Eligible Purchase Payments does not include any Payment Enhancements, if applicable, and spousal continuation contribution, if any; however, Payment Enhancements, if applicable, and continuation contribution, if any are included in the calculation of Anniversary Value, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.


SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. Please see "Can I extend the Income Base Evaluation Period beyond 5 years?" below.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. Each year following the Effective Date is a Benefit Year. Only on each Benefit Year anniversary do we determine if the Income Base should be increased based on cumulative Eligible Purchase Payments or the highest Anniversary Value. The calculation and components of this determination are detailed below.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.


                                       40



How can the Income Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b)        is the current Income Base; and

    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


What is the fee for MarketLock For Life?

The fee for MarketLock For Life depends on whether you elect to cover one life or two lives. The fee is as follows:


  ALL YEARS IN WHICH THE
   FEATURE IS IN EFFECT         ANNUALIZED FEE
 For One Covered Person     0.70% of Income Base
 For Two Covered Persons    0.95% of Income Base

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the prior fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free


                                       41



withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us. In order to extend the evaluation period, you must contact us no later than 30 days after the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.

PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE BELOW FOR MORE INFORMATION THESE LIVING BENEFITS.


ADDITIONAL INFORMATION ABOUT MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE

The following provides additional information applicable to these optional living benefits ("Living Benefit(s)").


What happens if the contract value is reduced to zero?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base is no longer eligible to be increased.

However, if at any time an Excess Withdrawal reduces your contract value to zero, no further benefits will remain under the Living Benefit and your contract along with the Living Benefit will terminate. For MarketLock Income Plus and MarketLock For Life Plus, an Income Credit is not available if the contract value is reduced to zero, even if a Living Benefit remains payable.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining Living Benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the Living Benefit in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


                                       42



What happens to my Living Benefit upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period, if applicable.


If you have elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. "IS THERE AN ADDITIONAL GUARANTEE IF I DELAY TAKING WITHDRAWALS?"


If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit Years following the Effective Date. Please see "IS THERE AN ADDITIONAL GUARANTEE IF I DELAY TAKING WITHDRAWALS?"

For all Living Benefits, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" above.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can I elect to cancel my Living Benefit?

The Living Benefit may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the Living Benefit, you will no longer be charged a fee after the cancellation is effective and the guarantees under the Living Benefit are terminated. In addition, the investment requirements for Living Benefit will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary following the death of the first Covered Person. Once the surviving Covered Person elects to cancel the feature, the fee will no longer be charged and the guarantees under the Living Benefit will be terminated. In addition, the investment requirements for the Living Benefit will no longer apply to the contract. The surviving Covered Person may not extend the Income Base


                                       43



Evaluation Period or Income Credit Period, if applicable, and may no longer re-elect or reinstate the Living Benefit after cancellation.


Are there circumstances under which my Living Benefit will automatically terminate?

The Living Benefit automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non- natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons remains unchanged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT FEATURE?" above.

WE ALSO RESERVE THE RIGHT TO MODIFY THE LIVING BENEFITS AT THE TIME OF EXTENSION FOR EXISTING CONTRACTS AS INDICATED ABOVE.

MARKETLOCK AND MARKETLOCK FOR TWO

MarketLock and MarketLock For Two are optional guaranteed minimum withdrawal benefits that guarantee an income stream based on Purchase Payments made during the first two contract years and only guarantee lifetime withdrawals in the manner described below. These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans.

WITHDRAWALS UNDER THE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME, DEDUCTING APPLICABLE WITHDRAWAL CHARGES, AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


MARKETLOCK
For contracts issued prior to May 1, 2006, MarketLock guarantees the Maximum Anniversary Value (MAV) can be taken during the first 10 years of the contract through a series of withdrawals. In addition, for contracts issued on or after May 1, 2006, if the owner begins withdrawals after age 65, the withdrawal amount is guaranteed to last for life.


MARKETLOCK SUMMARY TABLE:


                                       MAXIMUM                              MAXIMUM
                                       ANNUAL                               ANNUAL
                                     WITHDRAWAL      INITIAL MINIMUM      WITHDRAWAL
                                     PERCENTAGE*        WITHDRAWAL       PERCENTAGE IF
                                    PRIOR TO ANY     PERIOD PRIOR TO     EXTENSION IS
    TIME OF FIRST WITHDRAWAL          EXTENSION       ANY EXTENSION         ELECTED
 Before 5th Benefit Year                5%              20 years              5%
   anniversary
 On or after 5th Benefit Year           7%            14.28 years             7%
   anniversary
 On or after 10th Benefit Year          10%             10 years              7%
   anniversary
 On or after 20th Benefit Year          10%             10 years             10%
   anniversary
 On or after the older contract         5%            Life of the             5%
   owner's 65th birthday**                           older contract
                                                         owner

* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal. If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as


                                       44



    an excess withdrawal. Any portion of a RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see "How are the components for MarketLock and MarketLock For Two calculated?" below.

** For contracts issued on or after May 1, 2006, lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.


MARKETLOCK FOR TWO SUMMARY TABLE:


                                                 MAXIMUM ANNUAL
          AGE OF THE YOUNGER SPOUSE                WITHDRAWAL
         AT TIME OF FIRST WITHDRAWAL              PERCENTAGE*
  At least age 55 but prior to 63rd birthday          4%
  At least age 63 but prior to 76th birthday          5%
              On or after 76th birthday               6%

* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract is greater than the Maximum Annual Withdrawal Amount (defined below), that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of a RMD withdrawal that is based on amounts other than this contract will not be considered a RMD from this contract. Please see "What are the effects of withdrawals on MarketLock and MarketLock For Two?" below.


How are the components for MarketLock and MarketLock For Two calculated?


FIRST, we determine the Eligible Purchase Payments, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered Ineligible Purchase Payments. We will not accept subsequent Purchase Payments after the 2nd contract year if you elected the Living Benefit. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contribution, if any; however, Payment Enhancements and/or spousal continuation contribution, if any; are included in the calculation of Anniversary Values, as defined below. Eligible Purchase Payments are limited to $1.5 million without prior Company approval.


SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals (Excess Withdrawals for MarketLock For Two) of contract value are taken. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals (Excess Withdrawals for MarketLock For Two), the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year under the features and is an amount calculated by multiplying the current MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The applicable Maximum Annual Withdrawal Percentage differs by feature as follows:

     MarketLock: The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal. Or, for contracts issued on or after May 1, 2006, the Maximum Annual Withdrawal Percentage is determined based on whether you are taking lifetime withdrawals.

     MarketLock For Two: The applicable Maximum Annual Withdrawal Percentage is determined based on the younger spouse's age when you take your first withdrawal.

If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by


                                       45



multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payment by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, for MarketLock only, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.


Can I extend the MAV Evaluation Period beyond 10 years?

Yes, the MAV Evaluation Period may be extended as long as the Benefit is still in effect and the older owner (younger spouse for MarketLock For Two) is age 85 or younger at the time extension is elected. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 30 DAYS BEFORE THE END OF THE CURRENT MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Please see "HOW ARE THE COMPONENTS OF MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" above. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee (and Maximum Annual Withdrawal Percentage for MarketLock), will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals, (Excess Withdrawals for MarketLock For Two). You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What are the fees for MarketLock and MarketLock For Two?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

The annualized fee for MarketLock For Two for all years in which the feature is in effect, is calculated as 0.40% of the MAV Benefit Base prior to any withdrawal being taken and 0.80% of the MAV Benefit Base after the first withdrawal is taken assessed at the end of the quarter in which the first withdrawal is taken. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

An increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.


What are the effects of withdrawals on MarketLock and MarketLock For Two?


MARKETLOCK
The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.


In addition, for contracts issued on or after May 1, 2006, if you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. Lifetime withdrawals do not change unless the MAV Benefit Base increases due to additional Eligible Purchase Payments or a MAV Benefit Base Step-Up anniversary. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under



                                       46



"HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" above, based on when you took your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal, as described below. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount. The impact of withdrawals and the effect on each component of MarketLock are further explained below:

     MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2)    Excess Withdrawals reduce the MAV Benefit Base as follows:

            If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

            (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

            (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

     MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the table below.


    THE AMOUNT WITHDRAWN
     IN A BENEFIT YEAR            EFFECT ON MINIMUM WITHDRAWAL PERIOD
       Amounts up to the         New Minimum Withdrawal Period = the
         Maximum Annual           MAV Benefit Base (which includes a
       Withdrawal Amount       deduction for any previous withdrawal),
                                divided by the current Maximum Annual
                                          Withdrawal Amount
  Amounts in excess of the       New Minimum Withdrawal Period = the
         Maximum Annual       Minimum Withdrawal Period as of the prior
       Withdrawal Amount         contract anniversary minus one year

MARKETLOCK FOR TWO
Any withdrawals in a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount, do not reduce the MAV Benefit Base. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Excess Withdrawals also result in a reduction to your Maximum Annual Withdrawal Amount because it is recalculated after each Excess Withdrawal by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. In addition, if in any year an Excess Withdrawal reduces the contract value to zero, MarketLock For Two is terminated and you will not continue to receive withdrawals over your and your spouse's lifetime. The impact of withdrawals and the effect on each component of MarketLock For Two are further explained below:

     MAV BENEFIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is not reduced for those withdrawals. Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

     For each Excess Withdrawal taken, the MAV Benefit Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.


                                       47



     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the MAV Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. This newly recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.


What happens if my contract value is reduced to zero?


MARKETLOCK
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, for contracts issued on or after May 1, 2006, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) for contracts issued on or after May 1, 2006, if receiving lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.   Any payment option mutually agreeable between you and us.

MARKETLOCK FOR TWO
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable over your lifetime and the lifetime of your spouse. However, if due to an Excess Withdrawal, your contract value is reduced to zero, no Benefit remains.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuity payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

Except as described above, when the contract value equals zero, to receive any remaining benefit, you may select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.   Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis until the date of death of the surviving spouse.


What happens to MarketLock and MarketLock For Two upon a spousal continuation?


MARKETLOCK
A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, for contracts issued on or after May 1, 2006, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years


                                       48



provided that (1) the original owner did not previously extend the MAV Evaluation Period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Payment Enhancements and spousal continuation contributions are not considered to be Eligible Purchase Payments. However, Payment Enhancements and spousal continuation contributions are included in the Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.


MARKETLOCK FOR TWO
The components of the feature will not change as a result of a spousal continuation. A Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock For Two Summary Table above based on the age of the younger spouse when the first withdrawal was taken and based on the MAV Benefit Base at the time of spousal continuation. Alternatively, if contract value is greater than zero, a Continuing Spouse may make a death claim under the death provisions of the contract and terminate the contract and the MarketLock For Two feature.

If spousal continuation occurs during the MAV Evaluation Period, the Continuing Spouse will continue to receive any upward adjustments due to market gains to the MAV Benefit Base during the period and any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the Continuing Spouse will be eligible to extend the MAV Evaluation Period upon the expiration of the initial period. Please see "Can I extend the MAV Evaluation Period beyond 10 years?" above.


Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

For contracts issued on or after May 1, 2006, upon the death of the older contract owner, lifetime withdrawals will no longer be available.

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.


Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Two upon the death of the second spouse?

No. Upon the death of both spouses, if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death provisions of the contract, which terminates MarketLock For Two.

What happens to MarketLock and MarketLock For Two upon the Latest Annuity Date?

Upon election of any of the options described below, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.


MARKETLOCK
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. For contracts issued on or after May 1, 2006, if eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi- annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4.   Any payment option mutually agreeable between you and us.


MARKETLOCK FOR TWO
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse, if eligible for lifetime withdrawals, even if the MAV Benefit Base is zero; or

     3.   Any payment option mutually agreeable between you and us.


Can MarketLock and MarketLock For Two be cancelled?

MarketLock and MarketLock For Two may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once the feature is cancelled, you will no longer be charged a fee and the


                                       49



guarantees under the Benefit are terminated. You may not re-elect the feature after cancellation.


Are there circumstances under which MarketLock and MarketLock For Two will automatically terminate?


MARKETLOCK
MarketLock automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless, for contracts issued on or after May 1, 2006, conditions for lifetime withdrawals are met; or

     2.   Annuitization of the contract; or

     3.   Full surrender of the contract; or

     4.   Death benefit is paid.

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

For contracts issued on or after May 1, 2006, lifetime withdrawals will not be available in the event of:

     1.   An ownership change which results in a change of the older owner;* or

     2.   Withdrawals prior to the 65th birthday of the older owner; or

     3.   Death of the older owner; or

     4.   A Spousal Continuation (upon the death of the older owner); or

     5.   A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.


MARKETLOCK FOR TWO
MarketLock For Two automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Full surrender of the contract; or

     3. A death benefit is paid and the contract is not continued by the spouse; or

     4. Excess Withdrawals that reduce the contract value to zero which then reduces the MAV Benefit Base to zero; or

     5.   Death of surviving original spouse; or

     6. A change in ownership that involves the original owner(s) except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?"*

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Two. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Two. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?

Under any of the following circumstances, MarketLock For Two will provide a guarantee for your lifetime and not the lifetime of your spouse:

     1.   One of the two original owners is removed from the contract; or

     2.   The original spousal beneficiary is removed or replaced; or

     3. The original spousal joint owner or spousal beneficiary is removed or replaced upon divorce; or

     4. The original spousal joint owners or spousal beneficiary are no longer married at the time of death of the first spouse.

Under these circumstances, the original remaining owner continues to pay the fee for MarketLock For Two and receives the Benefit for his/her lifetime only, or may choose to terminate the feature as described under "Can MarketLock and MarketLock For Two be cancelled?"


POLARIS INCOME REWARDS

Polaris Income Rewards is an optional guaranteed withdrawal benefit that guarantees an income stream based on all Purchase Payments made into your contract during the first 90 days after contract issue, with an opportunity for a Step-Up Amount, adjusted for withdrawals during that period (the "Benefit"). Polaris Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature does not guarantee lifetime income payments.

In order to determine the Benefit, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you chose. Option 1 and 2 are available on contracts issued on and after May 3, 2004. In addition, Option 3 is available on contracts issued on or after May 2, 2005. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning


                                       50



on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.


POLARIS INCOME REWARDS SUMMARY:


                                                                       MINIMUM
                                                                     WITHDRAWAL
                                                                     PERIOD* (IF
                                                                       MAXIMUM
                                                                       ANNUAL
                                                        MAXIMUM      WITHDRAWAL
                            BENEFIT                      ANNUAL        AMOUNT
             MAXIMUM     AVAILABILITY     STEP-UP      WITHDRAWAL       TAKEN
 OPTION   ELECTION AGE       DATE         AMOUNT     PERCENTAGE***   EACH YEAR)
    1      Age 80 or       3 years       10%* of        10% of        11 years
          younger on      following    Withdrawal     Withdrawal
         the contract     contract       Benefit     Benefit Base
          issue date     issue date       Base
    2      Age 80 or       5 years       20%* of        10% of        12 years
          younger on      following    Withdrawal     Withdrawal
         the contract     contract       Benefit     Benefit Base
          issue date     issue date       Base
    3      Age 70 or      10 years      50%** of        10% of        15 years
          younger on      following    Withdrawal     Withdrawal
         the contract     contract       Benefit     Benefit Base
          issue date     issue date       Base

* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount. For contracts issued prior to June 14, 2005, the Maximum Election Age is 80 or younger on the contract issue date.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period.


How are the components for Polaris Income Rewards calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions, if applicable.

SECOND, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

THIRD, we determine the STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

FOURTH, we determine the STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Polaris Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Polaris Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.


What is the fee for Polaris Income Rewards?

The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be calculated and deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

For contracts issued in Washington, the entire fee will be deducted from the portion of your contract value allocated to the Variable Portfolios.

The fee is as follows:


     CONTRACT YEAR        ANNUALIZED FEE
       0-7 years              0.65%
       8-10 years             0.45%
          11+                 None

What are the effects of withdrawals on Polaris Income Rewards?

Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of


                                       51



withdrawals and the effect on each component of Polaris Income Rewards are further explained through the calculations below:

     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3. Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or

     (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of (a) or (b), where:

            (a) is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

            (b) is the Withdrawal Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals. If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

            (a) is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

            (b) is the Stepped-Up Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.


What happens if my contract value is reduced to zero with Polaris Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Stepped-Up Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:


                                       52



     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.   Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.


What happens to Polaris Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, continuation contributions are not considered to be Eligible Purchase Payments.


Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Polaris Income Rewards. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change.


Can Polaris Income Rewards be cancelled?

Once you elect Polaris Income Rewards, you may not cancel the feature. However, there is no charge for Polaris Income Rewards after the 10th contract anniversary.

Additionally, the feature automatically terminates upon the occurrence of one of the following:

     1.   The Stepped-Up Benefit Base is equal to zero; or

     2.   Annuitization of the contract; or

     3.   Full surrender of the contract; or

     4.   Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

     6. For contracts issued from May 3, 2004 through October 3, 2004, withdrawals in excess of Maximum Annual Withdrawal Amount in any Benefit Year reduce the Stepped-Up Benefit Base by 50% or more.

What happens to Polaris Income Rewards upon the Latest Annuity Date?

If your contract value and Stepped-Up Benefit Base are greater than zero, and you begin the Income Phase upon or before the Latest Annuity Date, you will not receive the benefit of any remaining guaranteed withdrawals under the feature. Your annuity income payments will be calculated using your contract value and the selected income option.

Withdrawals under this feature are treated like any other withdrawal for the purpose of reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract.

If you elect Polaris Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from your contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your withdrawals must be automated and will not be recalculated on an annual basis.


CAPITAL PROTECTOR

Capital Protector is an optional guaranteed minimum accumulation benefit. The feature provides a one-time adjustment ("Benefit") to your contract in the event that your contract value on the 10th contract anniversary ("Benefit Date") is less than the Purchase Payments made in the contract's first 90 days.

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the Benefit Date.

The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

    (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

    (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract


                                       53



           issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Payment Enhancements and spousal continuation contributions, if applicable, are not considered Purchase Payments and are not used in the calculation of the Benefit Base.

The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The fee will be calculated and deducted from your contract value each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to the Benefit Date. Once the feature is terminated, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

For contracts issued in Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios each quarter through the first 10 full contract years.

For contracts issued between February 10, 2003 and April 30, 2004, the fee is as follows:


 CONTRACT YEAR    ANNUALIZED FEE
      0-7             0.45%
      8-10            0.15%
      11+             none

For contracts issued between September 30, 2002 and February 7, 2003, the fee is as follows:


 CONTRACT YEAR    ANNUALIZED FEE
      0-7             0.35%
      8-10            0.10%
      11+             none

If your spouse chooses to continue this contract upon your death, this feature cannot be terminated and the fee will continue to be charged. The Benefit Date will not change as a result of a spousal continuation.

Capital Protector only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Capital Protector will not protect those Purchase Payments.

Since Capital Protector may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if you are approaching the Benefit Date and your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the first 10 full contract years.

We will allocate the Benefit, if any, on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.


INCOME PROTECTOR

Income Protector is an optional minimum income benefit, available for an additional charge and provides a future "safety net" which can offer you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. If you elect Income Protector, you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. Income Protector is available on contracts issued prior to May 3, 2004.

The minimum level of Income Protector benefit available is generally based upon the Purchase Payments remaining in your contract at the time you decide to begin taking income. If available and elected, a growth rate can provide increased levels of minimum guaranteed income.


HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

If you elect Income Protector, we base the amount of minimum income available to you upon a calculation we call the Income Benefit Base. Your Income Benefit Base is equal to your contract value on the date of election. Income Protector is effective on either the date of issue of the contract or at the contract anniversary following your election of Income Protector.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The Income Benefit Base is equal to (a) plus (b) minus (c) where:

    (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;

    (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the date of election, and;


                                       54



    (c) is equal to all withdrawals and applicable fees and charges since the date of election, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

In order to obtain the benefit of Income Protector, you may not begin the Income Phase for at least 10 years following election. You may not elect this feature if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.


RE-SET OF YOUR INCOME PROTECTOR BENEFIT

You may also have the opportunity to "Re-Set" your Income Benefit Base. The Re-Set feature allows you to increase your Income Benefit Base to the amount of your contract value on your next contract anniversary. You can only Re-Set within the 30 days before your next contract anniversary. Upon a Re-Set, the waiting period before you can begin the Income Phase will start over. In addition, the Income Protector fee will be charged as a percentage of your Re-Set Income Benefit Base. You may not elect to Re-Set if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.


ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program only within the 30 days after the 10th or later contract anniversary following the effective date of electing Income Protector or Re-Set, if applicable.

The Income Benefit Date is the contract anniversary date on which the Income Benefit is calculated and applied. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum income payments. To arrive at the minimum guaranteed income payments available to you, we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base. You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:

    (a) is your Income Benefit Base as of your Income Benefit Date, and;

    (b) is any withdrawal charges calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The annuity income options available under this feature when using Income Protector to receive your guaranteed income payments are:

     o     Life Annuity with 10 Year Period Certain, or

     o     Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin receiving annuity income payments, we will calculate your annual guaranteed income payments using both your final Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your guaranteed income payments under Income Protector will be different. You will receive whichever provides a greater stream of income. If you annuitize using Income Protector, your annuity income payments will be fixed in amount. You are not required to use Income Protector to receive income payments. However, we will not refund fees paid for Income Protector if you annuitize under the annuity provisions of your contract.

You may never need to rely upon the Income Protector, if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.


FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

The fee is 0.10% of the Income Benefit Base. We deduct the annual fee from your contract value. If you elect Income Protector at issue, we begin deducting the annual fee on your first contract anniversary. If you elect the feature at some later date, we begin deducting the annual fee on the contract anniversary following the date of election. Upon a Re-Set, the fee will be charged based upon your Re-Set Income Benefit Base.

It is important to note that once you elect Income Protector, you may not cancel your election. We will deduct the charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Additionally, we deduct the full annual fee from your contract value upon surrender.


NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an annuity income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of Income Protector. To utilize Income Protector, you must take annuity income payments under one of the two annuity income options described above. If those annuity income options exceed your life expectancy, you may be prohibited from receiving your guaranteed income payments under the feature. If you own a Qualified contract to which this restriction applies and you elect Income Protector, you may pay for this feature and not be able to realize the benefit.

You should consult your tax advisor for information concerning your particular circumstances.


                                       55

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            MARKETLOCK AND MARKETLOCK FOR TWO EXTENSION PARAMETERS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The information below is important to you if you purchased a contract between AUGUST 31, 2005 AND MAY 1, 2009 and you elected the MARKETLOCK living benefit or if you purchased a contract between JULY 10, 2006 AND APRIL 30, 2008 and you elected MARKETLOCK FOR TWO living benefit. As described in the prospectus, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the "Extension") for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.


If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the MAV Evaluation Period. However, your MAV Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.


For information on the MarketLock or MarketLock For Two living benefit you elected at the time of purchase, PLEASE SEE THE MARKETLOCK OR MARKETLOCK FOR TWO SECTION UNDER OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.



How do I elect the Extension?


To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts purchased between the dates noted above for the applicable features are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.



What is the fee if I elect the Extension?


If you elect the MARKETLOCK Extension, the fee for the living benefit will be increased by 0.25% as follows:



    CURRENT        ANNUALIZED FEE
 ANNUALIZED FEE    AFTER EXTENSION
      0.65%            0.90%


If you elect the MARKETLOCK FOR TWO Extension, the fee for the living benefit will be increased by 0.25% as follows:




               CURRENT                            ANNUALIZED FEE
           ANNUALIZED FEE                        AFTER EXTENSION
 0.40% prior to your 1st withdrawal    0.65% prior to your 1st withdrawal
    0.80% after your 1st withdrawal      1.05% after your 1st withdrawal



As a reminder, you also have the option to cancel your MarketLock or MarketLock For Two living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock or MarketLock For Two benefit and you will no longer be charged the fee.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE
                             EXTENSION PARAMETERS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The information below is important to you if you purchased a contract between MAY 4, 2009 AND JANUARY 18, 2010 and you elected the MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS living benefit or if you purchased a contract between MAY 4, 2009 AND JANUARY 20, 2012 and you elected the MARKETLOCK FOR LIFE living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and the initial Income Credit Period (not applicable to MarketLock For Life) end after the fifth contract year. On or about your fifth contract anniversary, you have an opportunity to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, for an additional five years (the "Extension") depending on which MarketLock feature you elected at the time of purchase:


MARKETLOCK FEATURE           CONTRACT PURCHASE DATES
 MarketLock Income Plus      May 4, 2009 - January 18, 2010
 MarketLock For Life Plus    May 4, 2009 - January 18, 2010
 MarketLock For Life         May 4, 2009 - January 20, 2012

In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock For Life). Please note that if you do not elect the Extension on or about your fifth anniversary, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods, if applicable, in the future.

As a reminder, you also have the option to cancel your living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Feature you elected at purchase, please see the MARKETLOCK INCOME PLUS,


                                       56



MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE UNDER OPTIONAL LIVING
BENEFITS.


How do I elect the Extension?

To elect the Extension, you must complete the Election Form we send you. If you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit, both the Income Base Evaluation Period and the Income Credit Period may be extended for an additional 5 year period. If you elected the MarketLock For Life living benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.


What is the fee if I elect the Extension?

If you elect MARKETLOCK INCOME PLUS EXTENSION, the fee for the living benefit will be increased by 0.10% as follows:


                                                  ANNUALIZED FEE AFTER
                     CURRENT ANNUALIZED FEE            EXTENSION
                        (calculated as a            (calculated as a
    NUMBER OF             percentage of         percentage of the Income
 COVERED PERSONS        the Income Base)                 Base)
        One                  1.10%                       1.20%
        Two                  1.35%                       1.45%

If you elect MARKETLOCK FOR LIFE PLUS EXTENSION, the fee for the living benefit will be increased by 0.25% for One Covered Person and 0.20% for Two Covered Persons as follows:


                                                  ANNUALIZED FEE AFTER
                     CURRENT ANNUALIZED FEE            EXTENSION
                        (calculated as a            (calculated as a
    NUMBER OF             percentage of         percentage of the Income
 COVERED PERSONS        the Income Base)                 Base)
        One                  0.95%                       1.20%
        Two                  1.25%                       1.45%

If you elect MARKETLOCK FOR LIFE EXTENSION, the fee for the living benefit will be increased by 0.25% as follows:


                                                  ANNUALIZED FEE AFTER
                     CURRENT ANNUALIZED FEE            EXTENSION
                        (calculated as a            (calculated as a
    NUMBER OF             percentage of         percentage of the Income
 COVERED PERSONS        the Income Base)                 Base)
        One                  0.70%                       0.95%
        Two                  0.95%                       1.20%

What are the investment requirements if I elect the Extension?

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:



 Option 1     Up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Ultra Short Bond Portfolio
 Option 2     At least 50% and up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Ultra Short Bond Portfolio
              Up to 50% in one or more of the following Variable
              Portfolios:
              American Funds Asset Allocation SAST
              Asset Allocation
              Balanced (JPM)
              Franklin Income VIP Fund
              SA MFS Total Return
 Option 3     25% SunAmerica Dynamic Allocation Portfolio and
              25% SunAmerica Dynamic Strategy Portfolio and

              50% in one of the following Models:
              Polaris Portfolio Allocator Models*:
              Model 1, Model 2 or Model 3
              * Please see the allocations for the currently available Polaris
              Portfolio Allocator Models above.
 Option 4     At least 50% and up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Ultra Short Bond Portfolio
              Up to 50% in accordance with the requirements outlined in the table below:




  INVESTMENT       INVESTMENT         VARIABLE PORTFOLIOS
     GROUP        REQUIREMENT        AND/OR FIXED ACCOUNTS
 A. BOND,        Minimum 15%     Corporate Bond
  CASH           Maximum 50%     Global Bond
  AND FIXED                      Government and Quality Bond
  ACCOUNTS                       Real Return
                                 SA JPMorgan MFS Core Bond
                                 DCA FIXED ACCOUNTS
                                 6-Month DCA
                                 1-Year DCA
                                 2-Year DCA
                                 FIXED ACCOUNTS
                                 1-Year Fixed (if available)

                                       57





  INVESTMENT      INVESTMENT               VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT              AND/OR FIXED ACCOUNTS
 B. EQUITY       Minimum 0%     Aggressive Growth
  MAXIMUM       Maximum 35%     American Funds Asset Allocation SAST
                                American Funds Global Growth SAST
                                American Funds Growth SAST
                                American Funds Growth-Income SAST
                                Asset Allocation
                                Balanced1
                                Balanced
                                Blue Chip Growth
                                Capital Appreciation
                                Columbia VP-Asset Allocation Fund1
                                Columbia VP-Dividend Opportunity Fund1
                                Columbia VP-Income Opportunities Fund1
                                Columbia VP-Mid Cap Growth Fund1
                                Columbia VP-Select International Equity
                                Fund1
                                Conservative Growth
                                "Dogs" of Wall Street
                                Equity Opportunities
                                Foreign Value
                                Franklin Founding Funds Allocation VIP
                                Fund
                                Franklin Income VIP Fund
                                Fundamental Growth
                                Global Equities
                                Growth
                                Growth-Income
                                High Yield Bond
                                International Diversified Equities
                                International Growth and Income
                                Invesco V.I. American Franchise Fund,
                                Series II Shares
                                Invesco V.I. Comstock Fund, Series II
                                Shares
                                Invesco V.I. Growth and Income Fund,
                                Series II Shares
                                Lord Abbett Growth and Income
                                SA AB Growth
                                SA Legg Mason BW Large Cap Value
                                SA Marsico Focused Growth
                                SA MFS Massachusetts Investors Trust
                                SA MFS Total Return
                                Small & Mid Cap Value
                                Strategic Growth
                                Telecom Utility
                                VP Loomis Sayles Growth Fund1
 C. LIMITED      Minimum 0%     Capital Growth
  EQUITY         Maximum 5%     Columbia VP-Large Cap Growth Fund1
                                Columbia VP-Small Company Growth
                                Fund1
                                Emerging Markets
                                Growth Opportunities
                                Mid-Cap Growth
                                Natural Resources
                                Real Estate
                                Small Company Value
                                Technology


 1 Only available if you purchased your contract through Banc of America
   Investment Services, Inc.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next NYSE business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the a money market or similar portfolio, or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.


For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


                                       58




Effective January 15, 2016, if you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.


If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010. The Extended Legacy Guide may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Separate Account Charge as described above under SEPARATE ACCOUNT EXPENSES and will continue to be offered the same Variable Portfolios as the original Owner.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


                                       59



DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the 5th contract anniversary if you have elected a Living Benefit feature.


The death benefit is calculated differently depending on whether you have also elected one of the Living Benefits described above.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2009:


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The death benefit is calculated differently depending on whether you have also elected one of the Living Benefits described above. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is the greater of contract value or Net Purchase Payments.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or


          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or


     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


                                       60



If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Net Purchase Payments; or

          b.  125% of contract value.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN JUNE 2, 2004 AND APRIL 30, 2009:

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary value equals the contract value on a contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Net Purchase Payments; or

          b.  125% of contract value.

THE FOLLOWING IS APPLICABLE TO THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN JUNE 2, 2004 AND MAY 1, 2007:

Under the Maximum Anniversary Value option, if you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of death.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value. Accordingly, you will not get any benefit from this option if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR CONTRACTS ISSUED PRIOR TO OCTOBER 24, 2001:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Total Purchase Payments less withdrawals; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value. Accordingly, you will not get any benefit from this option if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE COMBINATION HV & ROLL-UP DEATH BENEFIT FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2009:


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT

IF YOU ELECT THE COMBINATION HV & ROLL-UP DEATH BENEFIT, YOU MAY NOT ELECT THE ESTATEPLUS DEATH BENEFIT, A LIVING BENEFIT OR ANY AVAILABLE FIXED ACCOUNT(S). For an additional fee, you may elect the optional Combination HV & Roll-Up death benefit which can provide greater protection for your Beneficiaries. You may only elect this death benefit at the time you purchase your contract and once elected, the Owner cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.50% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit can only be elected prior to your 76th birthday at contract issue. It is not available for election in Washington.

The death benefit is the greatest of:

     1.   Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.


                                       61



     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

            (a)        15 years after the contract date; or

            (b)        The day before your 80th birthday; or

            (c)        The date of death,

          adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN JUNE 2, 2004 AND APRIL 30, 2009:


PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

Purchase Payment Accumulation is not available in Washington.

THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004:

The death benefit is the greatest of:

     1.   Contract value; or

     2. Net purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payment recorded after the date of death; and reduced for any withdrawals on the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     3. Contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawal since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT OPTION FOR CONTRACTS WAS ISSUED PRIOR TO OCTOBER 24, 2001:

The death benefit is the greatest of:

     1.   Contract value; or

     2. Total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue)plus any Purchase Payments less withdrawal recorded after the date of death; or

     3. Contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contact anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.



OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issued your contract. EstatePlus was not available if you elected the Combination HV & Roll-Up death benefit. This benefit is not available for election in New York and Washington.


You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.


                                       62



The table below applies to contracts issued prior to your 70th birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 Years 0 - 4      25% of Earnings     40% of Net Purchase
                                      Payments
 Years 5 - 9      40% of Earnings     65% of Net Purchase
                                      Payments*
 Years 10+        50% of Earnings     75% of Net Purchase
                                      Payments*

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Net Purchase
 Years                                Payments*

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.


What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.


What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.

If the Continuing Spouse terminates the optional Combination HV & Roll-Up death benefit on the Continuation Date, no optional Combination HV & Roll-Up death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an


                                       63



Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge schedule against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 9 complete years if you elected to participate in the Polaris Rewards program, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedules are as follows:


WITHDRAWAL CHARGE WITHOUT THE ELECTION OF THE POLARIS REWARDS PROGRAM:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4    5    6    7   8+
 WITHDRAWAL CHARGE   7%   6%   5%   4%   3%   2%   1%   0%

WITHDRAWAL CHARGE WITH ELECTION OF THE POLARIS REWARDS PROGRAM:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4    5    6    7    8    9   10+
 WITHDRAWAL CHARGE   9%   9%   8%   7%   6%   5%   4%   3%   2%    0%

These higher potential withdrawal charges for the Polaris Rewards program may compensate us for the expenses associated with the program.

The Polaris Rewards program is designed for long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract. However, other than the withdrawal charge, no other fees or charges are higher if you elect Polaris Rewards than the contract without an election of this program.

If you participate in the Polaris Rewards program, you will not receive any deferred Payment Enhancement if you fully withdraw a Purchase Payment or if you surrender your contract prior to the corresponding Deferred Payment Enhancement Date.

Although we do not assess a withdrawal charge when you take a 10% free withdrawal of the total invested amount we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment


                                       64



management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Class 2 shares of the Principal Variable Contracts Funds, Inc., Class 2 shares of the Franklin Templeton Variable Insurance Products Trust, Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust and Class 2 shares of Columbia Funds Variable Insurance Trust I. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEES

Please see FEE TABLE above for a description of the optional living benefit fees offered over time in this contract.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT FEE

The fee for the optional Combination HV & Roll-Up death benefit is 0.50% of the average daily net asset value allocated to the Variable Portfolio(s).


OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of


                                       65




all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% (4.00% if you elected Polaris Rewards) of the initial Purchase Payment.


Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.75% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2015 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.


                                       66



Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment adviser realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.


If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. Your Latest Annuity Date is defined as the later of the first NYSE business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.



                                       67



HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in


                                       68



amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                     TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL INFORMATIONAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.



ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.


                                       69



If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans (including 401(k) plans), and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.



U.S. DEPARTMENT OF LABOR FIDUCIARY REGULATION

On April 8, 2016 the United States Department of Labor published its final regulation defining fiduciary advice, along with related revisions to certain existing guidance, as well as a new exemption from specific ERISA prohibitions. The requirements under the regulation and related guidance apply primarily to ERISA plans and IRAs. While the new requirements generally will not impact your rights under the Contract, they may, however, affect recommendations made by your financial representative and your financial representative's ability to make those recommendations. More specifically, the regulation and related guidance generally will apply to recommendations to buy, sell or hold interests in the Contract, as well as recommendations for distributions and rollovers to/from the Contract where the Contract is in an ERISA plan or IRA. The initial compliance date for portions of the new regulation is April 10, 2017, while compliance with other portions of the regulation and guidance is required by January 1, 2018.



AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.


                                       70



The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain individuals called up for active duty after September 11, 2001; and

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


                                       71



REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automatic required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.


Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.


                                       72



Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia


     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.



OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.


                                       73



These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR



AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.



THE COMPANY


American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.


Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.


AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it


                                       74



assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

CONTRACTS ISSUED ON OR PRIOR TO DECEMBER 29, 2006 WERE ISSUED WITH A GUARANTEE (THE "GUARANTEE") BY AMERICAN HOME ASSURANCE COMPANY (THE "GUARANTOR"). PLEASE SEE APPENDIX D FOR MORE INFORMATION.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix D for more information.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and Guarantor, if applicable are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for


                                       75



these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.


We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 29, 2016, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS


Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.



                                       76

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account


Master-Feeder Structure (if applicable)


Performance Data

Fixed Advantage 7 Account Option For Polaris Platinum II Contracts Issued Prior to May 1, 2004, (if applicable)

Market Value Adjustment ("MVA") For Polaris Platinum II Contracts Issued Prior to May 1, 2004, (if applicable)

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       77

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12B-1 FEES) OF ANCHOR SERIES TRUST AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.
--------------------------------------------------------------------------------



                                                        FISCAL           FISCAL           FISCAL
                                                         YEAR             YEAR             YEAR
                                                         ENDED            ENDED            ENDED
                                                       12/31/06         12/31/07         12/31/08
                                                   ================ ================ ================
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$15.591       (a)$17.353       (a)$16.976
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$17.353       (a)$16.976       (a)$7.892
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)449,908       (a)494,528       (a)491,661
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV.................................... (a)N/A           (a)$10.999       (a)$11.019
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)N/A           (a)$11.019       (a)$7.614
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)N/A           (a)346,582       (a)764,582
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 09/30/02)*
 Beginning AUV.................................... (a)$18.325       (a)$21.736       (a)$24.587
                                                   (b)$18.167       (b)$21.494       (b)$24.253
 Ending AUV....................................... (a)$21.736       (a)$24.587       (a)$14.919
                                                   (b)$21.494       (b)$24.253       (b)$14.680
 Ending Number of AUs............................. (a)6,576,024     (a)6,567,817     (a)5,922,495
                                                   (b)654,434       (b)599,813       (b)513,299

---------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV.................................... (a)N/A           (a)$11.461       (a)$12.137
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)N/A           (a)$12.137       (a)$7.337
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)N/A           (a)1,214,611     (a)3,351,467
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 09/30/02)*
 Beginning AUV.................................... (a)$16.088       (a)$18.254       (a)$18.886
                                                   (b)$15.952       (b)$18.055       (b)$18.633
 Ending AUV....................................... (a)$18.254       (a)$18.886       (a)$11.561
                                                   (b)$18.055       (b)$18.633       (b)$11.377
 Ending Number of AUs............................. (a)11,799,032    (a)11,980,460    (a)10,661,649
                                                   (b)1,188,240     (b)1,050,719     (b)913,921

---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV.................................... (a)N/A           (a)$11.011       (a)$10.859
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)N/A           (a)$10.859       (a)$6.625
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)N/A           (a)2,491,397     (a)5,456,199
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------



                                                        FISCAL          FISCAL          FISCAL          FISCAL          FISCAL
                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                       12/31/09        12/31/10        12/31/11        12/31/12        12/31/13
                                                   =============== =============== =============== =============== ===============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$7.892       (a)$10.892      (a)$12.966      (a)$12.486      (a)$14.256
                                                   (b)$7.858       (b)$10.590      (b)$12.542      (b)$12.019      (b)$13.654
 Ending AUV....................................... (a)$10.892      (a)$12.966      (a)$12.486      (a)$14.256      (a)$20.022
                                                   (b)$10.590      (b)$12.542      (b)$12.019      (b)$13.654      (b)$15.799
 Ending Number of AUs............................. (a)454,193      (a)447,748      (a)405,017      (a)339,282      (a)293,197
                                                   (b)0            (b)0            (b)0            (b)0            (b)0

---------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class
  3
Shares
(Inception Date - 05/01/07)
 Beginning AUV.................................... (a)$7.614       (a)$9.254       (a)$10.208      (a)$10.153      (a)$11.578
                                                   (b)$7.657       (b)$9.105       (b)$9.994       (b)$9.890       (b)$11.222
 Ending AUV....................................... (a)$9.254       (a)$10.208      (a)$10.153      (a)$11.578      (a)$14.068
                                                   (b)$9.105       (b)$9.994       (b)$9.890       (b)$11.222      (b)$13.567
 Ending Number of AUs............................. (a)972,438      (a)984,816      (a)954,537      (a)939,641      (a)882,777
                                                   (b)13           (b)13           (b)13           (b)12           (b)0

---------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 09/30/02)*
 Beginning AUV.................................... (a)$14.919      (a)$20.911      (a)$23.014      (a)$20.653      (a)$24.930
                                                   (b)$14.680      (b)$20.524      (b)$22.531      (b)$20.169      (b)$24.285
 Ending AUV....................................... (a)$20.911      (a)$23.014      (a)$20.653      (a)$24.930      (a)$31.720
                                                   (b)$20.524      (b)$22.531      (b)$20.169      (b)$24.285      (b)$30,823
 Ending Number of AUs............................. (a)5,257,936    (a)4,681,236    (a)3,978,363    (a)3,246,339    (a)2,601,235
                                                   (b)448,096      (b)368,729      (b)309,572      (b)248,177      (b)198,644

---------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3
Shares
(Inception Date - 05/01/07)
 Beginning AUV.................................... (a)$7.337       (a)$10.244      (a)$11.240      (a)$10.058      (a)$12.109
                                                   (b)$7.646       (b)$10.081      (b)$11.006      (b)$9.799       (b)$11.738
 Ending AUV....................................... (a)$10.244      (a)$11.240      (a)$10.058      (a)$12.109      (a)$15.365
                                                   (b)$10.081      (b)$11.006      (b)$9.799       (b)$11.738      (b)$14.821
 Ending Number of AUs............................. (a)3,595,822    (a)3,475,673    (a)3,397,018    (a)2,972,151    (a)2,361,822
                                                   (b)1,045        (b)1,044        (b)1,044        (b)1,044        (b)1,032

---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 09/30/02)*
 Beginning AUV.................................... (a)$11.561      (a)$14.944      (a)$16.399      (a)$15.856      (a)$18.347
                                                   (b)$11.377      (b)$14.670      (b)$16.059      (b)$15.489      (b)$17.876
 Ending AUV....................................... (a)$14.944      (a)$16.399      (a)$15.856      (a)$18.347      (a)$24.126
                                                   (b)$14.670      (b)$16.059      (b)$15.489      (b)$17.876      (b)$23.449
 Ending Number of AUs............................. (a)9,526,732    (a)8,469,221    (a)7,128,666    (a)5,927,575    (a)4,638,498
                                                   (b)807,327      (b)671,491      (b)529,376      (b)436,490      (b)352,744

---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV.................................... (a)$6.625       (a)$8.535       (a)$9.337       (a)$9.000       (a)$10.384
                                                   (b)$6.701       (b)$8.398       (b)$9.140       (b)$8.766       (b)$10.065
 Ending AUV....................................... (a)$8.535       (a)$9.337       (a)$9.000       (a)$10.384      (a)$13.614
                                                   (b)$8.398       (b)$9.140       (b)$8.766       (b)$10.065      (b)$13.129
 Ending Number of AUs............................. (a)5,551,826    (a)5,092,652    (a)4,721,704    (a)4,292,972    (a)3,477,012
                                                   (b)265          (b)265          (b)265          (b)264          (b)250

---------------------------------------------------



                                                        FISCAL         FISCAL
                                                         YEAR           YEAR
                                                        ENDED           ENDED
                                                       12/31/14       12/31/15
                                                   =============== ==============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$20.022      (a)$19.779
                                                   (b)$15.799      (b)$18.755
 Ending AUV....................................... (a)$19.779      (a)$19.202
                                                   (b)$18.755      (b)$18.117
 Ending Number of AUs............................. (a)222,806      (a)185,618
                                                   (b)0            (b)0

---------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV.................................... (a)$14.068      (a)$14.559
                                                   (b)$13.567      (b)$13.971
 Ending AUV....................................... (a)$14.559      (a)$14.496
                                                   (b)$13.971      (b)$13.841
 Ending Number of AUs............................. (a)729,747      (a)663,346
                                                   (b)0            (b)0

---------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 09/30/02)*
 Beginning AUV.................................... (a)$31.720      (a)$31.965
                                                   (b)$30.823      (b)$30.983
 Ending AUV....................................... (a)$31.965      (a)$33.666
                                                   (b)$30.983      (b)$32.551
 Ending Number of AUs............................. (a)2,154,015    (a)1,653,945
                                                   (b)155,134      (b)136,881

---------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV.................................... (a)$15.365      (a)$15.431
                                                   (b)$14.821      (b)$14.811
 Ending AUV....................................... (a)$15.431      (a)$16.211
                                                   (b)$14.811      (b)$15.481
 Ending Number of AUs............................. (a)2,030,924    (a)1,594,856
                                                   (b)1,032        (b)1,032

---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 09/30/02)*
 Beginning AUV.................................... (a)$24.126      (a)$26.289
                                                   (b)$23.449      (b)$25.487
 Ending AUV....................................... (a)$26.289      (a)$26.269
                                                   (b)$25.487      (b)$25.404
 Ending Number of AUs............................. (a)3,688,673    (a)2,802,652
                                                   (b)268,339      (b)205,566

---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV.................................... (a)$13.614      (a)$14.787
                                                   (b)$13.129      (b)$14.189
 Ending AUV....................................... (a)$14.787      (a)$14.734
                                                   (b)$14.189      (b)$14.068
 Ending Number of AUs............................. (a)2,862,627    (a)2,319,216
                                                   (b)250          (b)250

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.


        * This Variable Portfolio is only available if you purchased your contract prior to May 1, 2007.

                                      A-1



                                                       FISCAL            FISCAL           FISCAL
                                                        YEAR              YEAR             YEAR
                                                       ENDED             ENDED             ENDED
                                                      12/31/06          12/31/07         12/31/08
                                                 ================= ================= ================
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 09/30/02)*
 Beginning AUV.................................. (a)$18.599        (a)$20.190        (a)$22.342
                                                 (b)$18.448        (b)$19.977        (b)$22.050
 Ending AUV..................................... (a)$20.190        (a)$22.342        (a)$12.329
                                                 (b)$19.977        (b)$22.050        (b)$12.137
 Ending Number of AUs........................... (a)11,205,347     (a)10,564,026     (a)9,481,447
                                                 (b)1,048,424      (b)915,712        (b)829,957

-------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV.................................. (a)N/A            (a)$11.204        (a)$11.748
                                                 (b)N/A            (b)N/A            (b)N/A
 Ending AUV..................................... (a)N/A            (a)$11.748        (a)$6.458
                                                 (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs........................... (a)N/A            (a)2,222,920      (a)5,068,818
                                                 (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.................................. (a)$23.604        (a)$24.966        (a)$26.599
                                                 (b)N/A            (b)N/A            (b)N/A
 Ending AUV..................................... (a)$24.966        (a)$26.599        (a)$20.109
                                                 (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs........................... (a)4,146          (a)5,704          (a)8,316
                                                 (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$14.860        (a)$16.185        (a)$16.762
                                                 (b)N/A            (b)N/A            (b)N/A
 Ending AUV..................................... (a)$16.185        (a)$16.762        (a)$12.208
                                                 (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs........................... (a)419,732        (a)481,284        (a)440,594
                                                 (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------
BALANCED - PVCF Class 2 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$9.192         (a)$9.993         (a)$10.668
                                                 (b)N/A            (b)N/A            (b)N/A
 Ending AUV..................................... (a)$9.993         (a)$10.668        (a)$7.732
                                                 (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs........................... (a)2,069,620      (a)2,118,131      (a)1,907,434
                                                 (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$6.009         (a)$6.292         (a)$7.051
                                                 (b)N/A            (b)N/A            (b)N/A
 Ending AUV..................................... (a)$6.292         (a)$7.051         (a)$4.225
                                                 (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs........................... (a)895,957        (a)1,102,100      (a)1,033,941
                                                 (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$39.429        (a)$43.161        (a)$54.156
                                                 (b)N/A            (b)N/A            (b)N/A
 Ending AUV..................................... (a)$43.161        (a)$54.156        (a)$31.735
                                                 (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs........................... (a)4,374,300      (a)4,480,619      (a)4,311,735
                                                 (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.................................. (a)$7.423         (a)$8.061         (a)$8.993
                                                 (b)N/A            (b)N/A            (b)N/A
 Ending AUV..................................... (a)$8.061         (a)$8.993         (a)$4.845
                                                 (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs........................... (a)2,736          (a)1,314,618      (a)2,819,772
                                                 (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------



                                                      FISCAL           FISCAL           FISCAL           FISCAL
                                                       YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED
                                                     12/31/09         12/31/10         12/31/11         12/31/12
                                                 ================ ================ ================ ================
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 09/30/02)*
 Beginning AUV.................................. (a)$12.329       (a)$16.929       (a)$19.788       (a)$18.656
                                                 (b)$12.137       (b)$16.624       (b)$19.383       (b)$18.229
 Ending AUV..................................... (a)$16.929       (a)$19.788       (a)$18.656       (a)$21.661
                                                 (b)$16.624       (b)$19.383       (b)$18.229       (b)$21.112
 Ending Number of AUs........................... (a)8,439,364     (a)7,333,394     (a)6,017,458     (a)4,859,759
                                                 (b)717,032       (b)567,186       (b)434,966       (b)342,188

-------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV.................................. (a)$6.458        (a)$8.838        (a)$10.300       (a)$9.680
                                                 (b)$6.828        (b)$8.699        (b)$10.086       (b)$9.433
 Ending AUV..................................... (a)$8.838        (a)$10.300       (a)$9.680        (a)$11.208
                                                 (b)$8.699        (b)$10.086       (b)$9.433        (b)$10.866
 Ending Number of AUs........................... (a)5,141,842     (a)4,557,051     (a)4,209,973     (a)3,875,262
                                                 (b)613           (b)613           (b)613           (b)612

-------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.................................. (a)$20.109       (a)$24.162       (a)$27.027       (a)$26.799
                                                 (b)$19.700       (b)$23.699       (b)$26.376       (b)$26.022
 Ending AUV..................................... (a)$24.162       (a)$27.027       (a)$26.799       (a)$29.473
                                                 (b)$23.699       (b)$26.376       (b)$26.022       (b)$28.475
 Ending Number of AUs........................... (a)8,273         (a)11,781        (a)17,374        (a)14,810
                                                 (b)0             (b)0             (b)0             (b)0

-------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$12.208       (a)$14.876       (a)$16.345       (a)$16.424
                                                 (b)$12.017       (b)$14.444       (b)$15.792       (b)$15.788
 Ending AUV..................................... (a)$14.876       (a)$16.345       (a)$16.424       (a)$18.253
                                                 (b)$14.444       (b)$15.792       (b)$15.788       (b)$17.460
 Ending Number of AUs........................... (a)436,930       (a)509,710       (a)462,920       (a)467,325
                                                 (b)0             (b)0             (b)0             (b)0

-------------------------------------------------
BALANCED - PVCF Class 2 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$7.732        (a)$9.414        (a)$10.509       (a)$10.426
                                                 (b)$7.402        (b)$8.943        (b)$9.949        (b)$9.829
 Ending AUV..................................... (a)$9.414        (a)$10.509       (a)$10.426       (a)$11.548
                                                 (b)$8.943        (b)$9.949        (b)$9.829        (b)$10.820
 Ending Number of AUs........................... (a)1,636,760     (a)1,515,016     (a)1,274,725     (a)1,115,711
                                                 (b)0             (b)0             (b)0             (b)0

-------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$4.225        (a)$5.681        (a)$6.279        (a)$5.824
                                                 (b)$4.341        (b)$5.505        (b)$6.055        (b)$5.588
 Ending AUV..................................... (a)$5.681        (a)$6.279        (a)$5.824        (a)$6.384
                                                 (b)$5.505        (b)$6.055        (b)$5.588        (b)$6.095
 Ending Number of AUs........................... (a)1,156,153     (a)1,232,362     (a)1,108,369     (a)990,421
                                                 (b)577           (b)577           (b)577           (b)577

-------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$31.735       (a)$42.640       (a)$51.414       (a)$46.952
                                                 (b)$30.642       (b)$41.439       (b)$49.718       (b)$45.176
 Ending AUV..................................... (a)$42.640       (a)$51.414       (a)$46.952       (a)$57.150
                                                 (b)$41.439       (b)$49.718       (b)$45.176       (b)$54.713
 Ending Number of AUs........................... (a)3,820,586     (a)3,273,076     (a)2,863,451     (a)2,344,932
                                                 (b)103           (b)103           (b)103           (b)103

-------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.................................. (a)$4.845        (a)$6.831        (a)$7.330        (a)$7.107
                                                 (b)$5.183        (b)$6.706        (b)$7.160        (b)$6.907
 Ending AUV..................................... (a)$6.831        (a)$7.330        (a)$7.107        (a)$7.954
                                                 (b)$6.706        (b)$7.160        (b)$6.907        (b)$7.692
 Ending Number of AUs........................... (a)2,478,783     (a)2,311,609     (a)2,026,729     (a)1,825,844
                                                 (b)0             (b)0             (b)0             (b)0

-------------------------------------------------



                                                      FISCAL           FISCAL           FISCAL
                                                       YEAR             YEAR             YEAR
                                                       ENDED            ENDED           ENDED
                                                     12/31/13         12/31/14         12/31/15
                                                 ================ ================ ===============
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 09/30/02)*
 Beginning AUV.................................. (a)$21.661       (a)$27.758       (a)$29.666
                                                 (b)$21.112       (b)$26.988       (b)$28.771
 Ending AUV..................................... (a)$27.758       (a)$29.666       (a)$31.222
                                                 (b)$26.988       (b)$28.771       (b)$30.205
 Ending Number of AUs........................... (a)3,806,351     (a)3,032,267     (a)2,399,197
                                                 (b)280,447       (b)233,647       (b)185,409

-------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV.................................. (a)$11.208       (a)$14.323       (a)$15.262
                                                 (b)$10.866       (b)$13.818       (b)$14.650
 Ending AUV..................................... (a)$14.323       (a)$15.262       (a)$16.015
                                                 (b)$13.818       (b)$14.650       (b)$15.296
 Ending Number of AUs........................... (a)3,204,349     (a)2,679,898     (a)2,129,713
                                                 (b)599           (b)599           (b)599

-------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.................................. (a)$29.473       (a)$34.137       (a)$36.040
                                                 (b)$28.475       (b)$30.902       (b)$34.474
 Ending AUV..................................... (a)$34.137       (a)$36.040       (a)$34.798
                                                 (b)$30.902       (b)$34.474       (b)$33.119
 Ending Number of AUs........................... (a)11,455        (a)9,440         (a)7,673
                                                 (b)0             (b)0             (b)0

-------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$18.253       (a)$21.428       (a)$23.461
                                                 (b)$17.460       (b)$19.046       (b)$22.218
 Ending AUV..................................... (a)$21.428       (a)$23.461       (a)$23.056
                                                 (b)$19.046       (b)$22.218       (b)$21.726
 Ending Number of AUs........................... (a)439,089       (a)423,819       (a)341,693
                                                 (b)0             (b)0             (b)0

-------------------------------------------------
BALANCED - PVCF Class 2 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$11.548       (a)$13.346       (a)$14.011
                                                 (b)$10.820       (b)$11.741       (b)$12.992
 Ending AUV..................................... (a)$13.346       (a)$14.011       (a)$13.650
                                                 (b)$11.741       (b)$12.992       (b)$12.595
 Ending Number of AUs........................... (a)956,861       (a)728,665       (a)658,501
                                                 (b)0             (b)0             (b)0

-------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$6.384        (a)$8.404        (a)$9.240
                                                 (b)$6.095        (b)$7.983        (b)$8.734
 Ending AUV..................................... (a)$8.404        (a)$9.240        (a)$9.476
                                                 (b)$7.983        (b)$8.734        (b)$8.912
 Ending Number of AUs........................... (a)767,656       (a)725,752       (a)602,540
                                                 (b)577           (b)577           (b)577

-------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$57.150       (a)$76.263       (a)$86.347
                                                 (b)$54.713       (b)$72.649       (b)$81.845
 Ending AUV..................................... (a)$76.263       (a)$86.347       (a)$92.239
                                                 (b)$72.649       (b)$81.845       (b)$86.993
 Ending Number of AUs........................... (a)1,775,419     (a)1,394,436     (a)1,115,766
                                                 (b)103           (b)103           (b)103

-------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.................................. (a)$7.954        (a)$10.102       (a)$10.778
                                                 (b)$7.692        (b)$8.546        (b)$10.319
 Ending AUV..................................... (a)$10.102       (a)$10.778       (a)$11.179
                                                 (b)$8.546        (b)$10.319       (b)$10.650
 Ending Number of AUs........................... (a)1,542.952     (a)1,311,791     (a)1,054,704
                                                 (b)0             (b)0             (b)0

-------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.


        * This Variable Portfolio is only available if you purchased your contract prior to May 1, 2007.

                                      A-2



                                                        FISCAL           FISCAL            FISCAL
                                                         YEAR             YEAR              YEAR
                                                         ENDED            ENDED            ENDED
                                                       12/31/06         12/31/07          12/31/08
                                                   ================ ================ =================
CASH MANAGEMENT* - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$12.882       (a)$13.243       (a)$13.597
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$13.243       (a)$13.597       (a)$13.516
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)6,262,248     (a)7,564,142     (a)12,573,373
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
COLUMBIA VP-ASSET ALLOCATION FUND - CFT Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$10.535       (a)$11.330       (a)$12.183
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$11.330       (a)$12.183       (a)$8.601
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)54,059        (a)51,580        (a)49,399
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
COLUMBIA VP-DIVIDEND OPPORTUNITY FUND - CFT II Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$11.320       (a)$13.173       (a)$13.329
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$13.173       (a)$13.329       (a)$8.261
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)411,462       (a)446,155       (a)393,903
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
COLUMBIA VP-INCOME OPPORTUNITIES FUND - CFT II Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$14.553       (a)$15.946       (a)$15.994
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$15.946       (a)$15.994       (a)$11.850
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)259,519       (a)284,458       (a)232,711
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
COLUMBIA VP-LARGE CAP GROWTH FUND II** - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$13.708       (a)$16.167       (a)$18.994
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$16.167       (a)$18.994       (a)$10.557
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)55,466        (a)59,644        (a)77,016
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
COLUMBIA VP-LARGE CAP GROWTH FUND III*** - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$11.179       (a)$11.921       (a)$13.334
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$11.921       (a)$13.334       (a)$7.709
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)713,487       (a)728,630       (a)666,408
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
COLUMBIA VP-INTERNATIONAL OPPORTUNITIES FUND**** - CFT I Class 2 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$16.070       (a)$19.503       (a)$22.989
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$19.503       (a)$22.989       (a)$11.663
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)304,317       (a)299,090       (a)286,270
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------



                                                        FISCAL           FISCAL           FISCAL           FISCAL
                                                         YEAR             YEAR             YEAR             YEAR
                                                         ENDED            ENDED            ENDED            ENDED
                                                       12/31/09         12/31/10         12/31/11         12/31/12
                                                   ================ ================ ================ ================
CASH MANAGEMENT* - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$13.516       (a)$13.286       (a)$13.022       (a)$12.758
                                                   (b)$13.102       (b)$12.914       (b)$12.595       (b)$12.277
 Ending AUV....................................... (a)$13.286       (a)$13.022       (a)$12.758       (a)$12.503
                                                   (b)$12.914       (b)$12.595       (b)$12.277       (b)$11.972
 Ending Number of AUs............................. (a)8,170,302     (a)6,120,505     (a)5,247,839     (a)4,511,830
                                                   (b)0             (b)0             (b)0             (b)0

---------------------------------------------------
COLUMBIA VP-ASSET ALLOCATION FUND - CFT Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$8.601        (a)$10.504       (a)$11.735       (a)$11.460
                                                   (b)$8.607        (b)$10.213       (b)$11.287       (b)$10.928
 Ending AUV....................................... (a)$10.504       (a)$11.735       (a)$11.460       (a)$12.758
                                                   (b)$10.213       (b)$11.287       (b)$10.928       (b)$12.046
 Ending Number of AUs............................. (a)40,575        (a)31,623        (a)27,204        (a)18,339
                                                   (b)11            (b)11            (b)11            (b)11

---------------------------------------------------
COLUMBIA VP-DIVIDEND OPPORTUNITY FUND - CFT II Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$8.261        (a)$10.089       (a)$11.426       (a)$10.447
                                                   (b)$8.003        (b)$9.797        (b)$10.980       (b)$9.953
 Ending AUV....................................... (a)$10.089       (a)$11.426       (a)$10.447       (a)$11.740
                                                   (b)$9.797        (b)$10.980       (b)$9.953        (b)$11.057
 Ending Number of AUs............................. (a)329,507       (a)275,971       (a)223,619       (a)172,667
                                                   (b)12            (b)12            (b)12            (b)12

---------------------------------------------------
COLUMBIA VP-INCOME OPPORTUNITIES FUND - CFT II Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$11.850       (a)$16.824       (a)$18.552       (a)$19.472
                                                   (b)$13.345       (b)$16.309       (b)$17.894       (b)$18.688
 Ending AUV....................................... (a)$16.824       (a)$18.552       (a)$19.472       (a)$22.066
                                                   (b)$16.309       (b)$17.894       (b)$18.688       (b)$21.071
 Ending Number of AUs............................. (a)180,489       (a)154,901       (a)114,083       (a)82,395
                                                   (b)0             (b)0             (b)0             (b)0

---------------------------------------------------
COLUMBIA VP-LARGE CAP GROWTH FUND II** - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$10.557       (a)$13.213       (a)$15.279       (a)$13.253
                                                   (b)$9.783        (b)$12.881       (b)$14.750       (b)$12.682
 Ending AUV....................................... (a)$13.213       (a)$15.279       (a)$13.253       (a)$14.538
                                                   (b)$12.881       (b)$14.750       (b)$12.682       (b)$13.823
 Ending Number of AUs............................. (a)76,836        (a)69,952        (a)65,409        (a)46,900
                                                   (b)10            (b)10            (b)10            (b)10

---------------------------------------------------
COLUMBIA VP-LARGE CAP GROWTH FUND III*** - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$7.709        (a)$9.770        (a)$11.423       (a)$10.957
                                                   (b)$7.557        (b)$9.480        (b)$11.026       (b)$10.522
 Ending AUV....................................... (a)$9.770        (a)$11.423       (a)$10.957       (a)$12.091
                                                   (b)$9.480        (b)$11.026       (b)$10.522       (b)$11.551
 Ending Number of AUs............................. (a)544,552       (a)429,980       (a)325,020       (a)246,848
                                                   (b)13            (b)13            (b)13            (b)12

---------------------------------------------------
COLUMBIA VP-INTERNATIONAL OPPORTUNITIES FUND**** - CFT I Class 2 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$11.663       (a)$15.846       (a)$17.750       (a)$14.653
                                                   (b)$12.330       (b)$15.486       (b)$17.207       (b)$14.084
 Ending AUV....................................... (a)$15.846       (a)$17.750       (a)$14.653       (a)$16.974
                                                   (b)$15.486       (b)$17.207       (b)$14.084       (b)$16.092
 Ending Number of AUs............................. (a)232,082       (a)198,783       (a)172,365       (a)121,059
                                                   (b)9             (b)8             (b)8             (b)8

---------------------------------------------------



                                                        FISCAL           FISCAL           FISCAL
                                                         YEAR             YEAR             YEAR
                                                         ENDED            ENDED           ENDED
                                                       12/31/13         12/31/14         12/31/15
                                                   ================ ================ ===============
CASH MANAGEMENT* - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$12.503       (a)$12.253       (a)$12.004
                                                   (b)$11.972       (b)$11.869       (b)$11.380
 Ending AUV....................................... (a)$12.253       (a)$12.004       (a)$11.768
                                                   (b)$11.869       (b)$11.380       (b)$11.101
 Ending Number of AUs............................. (a)3,547,032     (a)2,760,321     (a)2,944,717
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
COLUMBIA VP-ASSET ALLOCATION FUND - CFT Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$12.758       (a)$14.849       (a)$16.095
                                                   (b)$12.046       (b)$13.928       (b)$15.021
 Ending AUV....................................... (a)$14.849       (a)$16.095       (a)$16.021
                                                   (b)$13.928       (b)$15.021       (b)$14.878
 Ending Number of AUs............................. (a)18,148        (a)15,657        (a)14,352
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
COLUMBIA VP-DIVIDEND OPPORTUNITY FUND - CFT II Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$11.740       (a)$14.665       (a)$15.899
                                                   (b)$11.057       (b)$13.711       (b)$14.791
 Ending AUV....................................... (a)$14.665       (a)$15.899       (a)$15.244
                                                   (b)$13.711       (b)$14.791       (b)$14.111
 Ending Number of AUs............................. (a)138,718       (a)108,829       (a)94,949
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
COLUMBIA VP-INCOME OPPORTUNITIES FUND - CFT II Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$22.066       (a)$22.837       (a)$23.396
                                                   (b)$21.071       (b)$21.959       (b)$22.120
 Ending AUV....................................... (a)$22.837       (a)$23.396       (a)$22.814
                                                   (b)$21.959       (b)$22.120       (b)$21.461
 Ending Number of AUs............................. (a)56,039        (a)48,663        (a)44,712
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
COLUMBIA VP-LARGE CAP GROWTH FUND II** - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$14.538       (a)$20.397       (a)$21.910
                                                   (b)$13.823       (b)$19.282       (b)$20.609
 Ending AUV....................................... (a)$20.397       (a)$21.910       (a)$21.912
                                                   (b)$19.282       (b)$20.609       (b)$20.508
 Ending Number of AUs............................. (a)37,337        (a)35,956        (a)31,706
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
COLUMBIA VP-LARGE CAP GROWTH FUND III*** - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$12.091       (a)$16.447       (a)$18.216
                                                   (b)$11.551       (b)$15.634       (b)$17.230
 Ending AUV....................................... (a)$16.447       (a)$18.216       (a)$18.403
                                                   (b)$15.634       (b)$17.230       (b)$17.320
 Ending Number of AUs............................. (a)166,306       (a)133,544       (a)112,579
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
COLUMBIA VP-INTERNATIONAL OPPORTUNITIES FUND**** - CFT I Class 2 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$16.974       (a)$20.129       (a)$18.816
                                                   (b)$16.092       (b)$18.929       (b)$17.605
 Ending AUV....................................... (a)$20.129       (a)$18.816       (a)$18.526
                                                   (b)$18.929       (b)$17.605       (b)$17.248
 Ending Number of AUs............................. (a)93,785        (a)80,272        (a)65,517
                                                   (b)0             (b)0             (b)0

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.



        * On May 2, 2016, the Cash Management Portfolio changed to the Ultra Short Bond Portfolio.
        ** On November 20, 2015, the Columbia VP-Marsico 21st Century Fund merged into the Columbia VP-Large Cap Growth Fund II. On May 2, 2016, the Columbia VP-Large Cap Growth Fund II merged into the Columbia VP Large Cap Growth Fund.
        *** On November 20, 2015, the Columbia VP-Marsico Focused Equities Fund merged into the Columbia VP-Large Cap Growth Fund III. On May 2, 2016, the Columbia VP-Large Cap Growth Fund III merged into the Columbia VP-Large Cap Growth Fund.


        **** On May 2, 2016, the Columbia VP-International Opportunities Fund merged into the Columbia VP-Select International Equity Fund.



                                      A-3



                                                        FISCAL           FISCAL           FISCAL
                                                         YEAR             YEAR             YEAR
                                                         ENDED            ENDED            ENDED
                                                       12/31/06         12/31/07         12/31/08
                                                   ================ ================ ================
COLUMBIA VP-MID CAP GROWTH FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$8.492        (a)$9.844        (a)$11.623
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$9.844        (a)$11.623       (a)$6.378
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)75,701        (a)65,635        (a)71,174
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
COLUMBIA VP-SMALL COMPANY GROWTH FUND - CFT Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$10.893       (a)$12.060       (a)$13.476
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$12.060       (a)$13.476       (a)$7.854
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)114,801       (a)110,228       (a)103,007
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
CONSERVATIVE GROWTH - PVCF Class 2 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$9.623        (a)$10.610       (a)$11.394
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$10.610       (a)$11.394       (a)$7.485
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)1,115,113     (a)1,106,919     (a)1,028,847
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$16.995       (a)$17.675       (a)$18.316
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$17.675       (a)$18.316       (a)$16.594
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)5,353,272     (a)7,944,595     (a)7,874,390
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$10.807       (a)$12.916       (a)$12.444
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$12.916       (a)$12.444       (a)$8.974
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)597,474       (a)608,503       (a)532,185
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$14.738       (a)$18.981       (a)$26.368
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$18.981       (a)$26.368       (a)$11.238
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)1,649,432     (a)2,461,859     (a)3,013,050
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$17.970       (a)$20.603       (a)$20.262
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$20.603       (a)$20.262       (a)$12.248
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)903,364       (a)948,393       (a)855,879
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$15.918       (a)$19.918       (a)$22.377
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$19.918       (a)$22.377       (a)$12.999
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)8,464,352     (a)8,278,169     (a)8,160,636
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------



                                                        FISCAL           FISCAL           FISCAL           FISCAL
                                                         YEAR             YEAR             YEAR             YEAR
                                                         ENDED            ENDED            ENDED            ENDED
                                                       12/31/09         12/31/10         12/31/11         12/31/12
                                                   ================ ================ ================ ================
COLUMBIA VP-MID CAP GROWTH FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$6.378        (a)$9.036        (a)$11.575       (a)$10.823
                                                   (b)$6.044        (b)$8.203        (b)$10.429       (b)$9.708
 Ending AUV....................................... (a)$9.036        (a)$11.575       (a)$10.823       (a)$11.883
                                                   (b)$8.203        (b)$10.429       (b)$9.708        (b)$10.687
 Ending Number of AUs............................. (a)67,982        (a)56,173        (a)32,082        (a)15,060
                                                   (b)17            (b)16            (b)16            (b)16

---------------------------------------------------
COLUMBIA VP-SMALL COMPANY GROWTH FUND - CFT Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$7.854        (a)$9.721        (a)$12.291       (a)$11.434
                                                   (b)$7.376        (b)$9.451        (b)$11.830       (b)$10.949
 Ending AUV....................................... (a)$9.721        (a)$12.291       (a)$11.434       (a)$12.613
                                                   (b)$9.451        (b)$11.830       (b)$10.949       (b)$12.012
 Ending Number of AUs............................. (a)92,294        (a)72,546        (a)61,431        (a)39,280
                                                   (b)14            (b)13            (b)13            (b)13

---------------------------------------------------
CONSERVATIVE GROWTH - PVCF Class 2 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$7.485        (a)$9.242        (a)$10.460       (a)$10.238
                                                   (b)$7.103        (b)$8.822        (b)$9.903        (b)$9.590
 Ending AUV....................................... (a)$9.242        (a)$10.460       (a)$10.238       (a)$11.476
                                                   (b)$8.822        (b)$9.903        (b)$9.590        (b)$10.663
 Ending Number of AUs............................. (a)908,972       (a)829,482       (a)705,421       (a)561,989
                                                   (b)0             (b)0             (b)0             (b)0

---------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$16.594       (a)$21.354       (a)$23.280       (a)$24.338
                                                   (b)$17.839       (b)$20.804       (b)$22.569       (b)$23.477
 Ending AUV....................................... (a)$21.354       (a)$23.280       (a)$24.338       (a)$26.640
                                                   (b)$20.804       (b)$22.569       (b)$23.477       (b)$25.569
 Ending Number of AUs............................. (a)7,757,865     (a)7,077,643     (a)5,847,674     (a)5,176,059
                                                   (b)0             (b)0             (b)0             (b)0

---------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$8.974        (a)$10.593       (a)$12.149       (a)$13.450
                                                   (b)$8.177        (b)$10.330       (b)$11.788       (b)$12.985
 Ending AUV....................................... (a)$10.593       (a)$12.149       (a)$13.450       (a)$15.040
                                                   (b)$10.330       (b)$11.788       (b)$12.985       (b)$14.448
 Ending Number of AUs............................. (a)569,876       (a)659,381       (a)630,729       (a)696,142
                                                   (b)0             (b)0             (b)0             (b)0

---------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$11.238       (a)$19.504       (a)$22.710       (a)$16.491
                                                   (b)$13.268       (b)$18.968       (b)$21.975       (b)$15.878
 Ending AUV....................................... (a)$19.504       (a)$22.710       (a)$16.491       (a)$19.240
                                                   (b)$18.968       (b)$21.975       (b)$15.878       (b)$18.432
 Ending Number of AUs............................. (a)2,885,253     (a)2,610,864     (a)2,368,932     (a)2,038,403
                                                   (b)168           (b)168           (b)168           (b)168

---------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$12.248       (a)$15.895       (a)$18.285       (a)$17.945
                                                   (b)$12.370       (b)$15.408       (b)$17.632       (b)$17.215
 Ending AUV....................................... (a)$15.895       (a)$18.285       (a)$17.945       (a)$20.600
                                                   (b)$15.408       (b)$17.632       (b)$17.215       (b)$19.663
 Ending Number of AUs............................. (a)747,474       (a)609,397       (a)513,063       (a)424,033
                                                   (b)0             (b)0             (b)0             (b)0

---------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$12.999       (a)$16.636       (a)$16.865       (a)$14.641
                                                   (b)$12.731       (b)$16.148       (b)$16.289       (b)$14.071
 Ending AUV....................................... (a)$16.636       (a)$16.865       (a)$14.641       (a)$17.202
                                                   (b)$16.148       (b)$16.289       (b)$14.071       (b)$16.449
 Ending Number of AUs............................. (a)7,530,472     (a)6,984,027     (a)6,244,716     (a)5,154,162
                                                   (b)623           (b)623           (b)623           (b)623

---------------------------------------------------



                                                        FISCAL           FISCAL           FISCAL
                                                         YEAR             YEAR             YEAR
                                                         ENDED            ENDED           ENDED
                                                       12/31/13         12/31/14         12/31/15
                                                   ================ ================ ===============
COLUMBIA VP-MID CAP GROWTH FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$11.883       (a)$15.361       (a)$16.252
                                                   (b)$10.687       (b)$13.783       (b)$14.509
 Ending AUV....................................... (a)$15.361       (a)$16.252       (a)$16.905
                                                   (b)$13.783       (b)$14.509       (b)$15.017
 Ending Number of AUs............................. (a)10,108        (a)9,895         (a)9,304
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
COLUMBIA VP-SMALL COMPANY GROWTH FUND - CFT Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$12.613       (a)$17.451       (a)$16.391
                                                   (b)$12.012       (b)$16.533       (b)$15.451
 Ending AUV....................................... (a)$17.451       (a)$16.391       (a)$16.761
                                                   (b)$16.533       (b)$15.451       (b)$15.721
 Ending Number of AUs............................. (a)29,170        (a)26,314        (a)17,914
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
CONSERVATIVE GROWTH - PVCF Class 2 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$11.476       (a)$13.884       (a)$14.651
                                                   (b)$10.663       (b)$11.793       (b)$13.456
 Ending AUV....................................... (a)$13.884       (a)$14.651       (a)$14.236
                                                   (b)$11.793       (b)$13.456       (b)$13.010
 Ending Number of AUs............................. (a)496,783       (a)380,774       (a)345,960
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$26.640       (a)$26.540       (a)$27.588
                                                   (b)$25.569       (b)$26.139       (b)$26.216
 Ending AUV....................................... (a)$26.540       (a)$27.588       (a)$26.773
                                                   (b)$26.139       (b)$26.216       (b)$25.314
 Ending Number of AUs............................. (a)4,743,951     (a)4,029,806     (a)3,352,374
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$15.040       (a)$20.188       (a)$21.967
                                                   (b)$14.448       (b)$17.272       (b)$20.892
 Ending AUV....................................... (a)$20.188       (a)$21.967       (a)$22.028
                                                   (b)$17.272       (b)$20.892       (b)$20.846
 Ending Number of AUs............................. (a)762,907       (a)639,735       (a)489,255
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$19.240       (a)$18.263       (a)$16.886
                                                   (b)$18.432       (b)$17.409       (b)$16.016
 Ending AUV....................................... (a)$18.263       (a)$16.886       (a)$14.221
                                                   (b)$17.409       (b)$16.016       (b)$13.421
 Ending Number of AUs............................. (a)1,865,607     (a)1,607,908     (a)1,478,774
                                                   (b)168           (b)168           (b)168

---------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$20.600       (a)$26.559       (a)$28.818
                                                   (b)$19.663       (b)$21.995       (b)$27.234
 Ending AUV....................................... (a)$26.559       (a)$28.818       (a)$29.162
                                                   (b)$21.995       (b)$27.234       (b)$27.422
 Ending Number of AUs............................. (a)401,046       (a)354,655       (a)278,761
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$17.202       (a)$20.854       (a)$19.108
                                                   (b)$16.449       (b)$19.843       (b)$18.090
 Ending AUV....................................... (a)$20.854       (a)$19.108       (a)$17.901
                                                   (b)$19.843       (b)$18.090       (b)$16.863
 Ending Number of AUs............................. (a)4,020,479     (a)3,453,150     (a)2,957,660
                                                   (b)623           (b)623           (b)623

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

                                      A-4



                                                         FISCAL            FISCAL            FISCAL
                                                          YEAR              YEAR              YEAR
                                                         ENDED             ENDED             ENDED
                                                        12/31/06          12/31/07          12/31/08
                                                   ================= ================= =================
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.................................... (a)N/A            (a)N/A            (a)$10.000
                                                   (b)N/A            (b)N/A            (b)N/A
 Ending AUV....................................... (a)N/A            (a)N/A            (a)$6.617
                                                   (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs............................. (a)N/A            (a)N/A            (a)1,074,744
                                                   (b)N/A            (b)N/A            (b)N/A

---------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.................................... (a)N/A            (a)N/A            (a)$10.000
                                                   (b)N/A            (b)N/A            (b)N/A
 Ending AUV....................................... (a)N/A            (a)N/A            (a)$7.040
                                                   (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs............................. (a)N/A            (a)N/A            (a)452,711
                                                   (b)N/A            (b)N/A            (b)N/A

---------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$18.055        (a)$18.764        (a)$21.243
                                                   (b)N/A            (b)N/A            (b)N/A
 Ending AUV....................................... (a)$18.764        (a)$21.243        (a)$11.513
                                                   (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs............................. (a)130,613        (a)997,044        (a)2,026,151
                                                   (b)N/A            (b)N/A            (b)N/A

---------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$17.435        (a)$17.792        (a)$19.469
                                                   (b)N/A            (b)N/A            (b)N/A
 Ending AUV....................................... (a)$17.792        (a)$19.469        (a)$20.211
                                                   (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs............................. (a)1,071,309      (a)1,467,057      (a)1,980,249
                                                   (b)N/A            (b)N/A            (b)N/A

---------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$19.485        (a)$23.713        (a)$26.063
                                                   (b)N/A            (b)N/A            (b)N/A
 Ending AUV....................................... (a)$23.713        (a)$26.063        (a)$14.494
                                                   (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs............................. (a)362,260        (a)426,892        (a)359,200
                                                   (b)N/A            (b)N/A            (b)N/A

---------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$16.995        (a)$17.248        (a)$18.012
                                                   (b)N/A            (b)N/A            (b)N/A
 Ending AUV....................................... (a)$17.248        (a)$18.012        (a)$18.463
                                                   (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs............................. (a)10,626,261     (a)13,323,514     (a)12,573,696
                                                   (b)N/A            (b)N/A            (b)N/A

---------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$30.508        (a)$33.954        (a)$36.761
                                                   (b)N/A            (b)N/A            (b)N/A
 Ending AUV....................................... (a)$33.954        (a)$36.761        (a)$21.517
                                                   (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs............................. (a)2,914,292      (a)2,990,739      (a)2,897,675
                                                   (b)N/A            (b)N/A            (b)N/A

---------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$29.613        (a)$31.254        (a)$34.122
                                                   (b)N/A            (b)N/A            (b)N/A
 Ending AUV....................................... (a)$31.254        (a)$34.122        (a)$19.139
                                                   (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs............................. (a)331,445        (a)352,763        (a)310,819
                                                   (b)N/A            (b)N/A            (b)N/A

---------------------------------------------------



                                                         FISCAL            FISCAL           FISCAL           FISCAL
                                                          YEAR              YEAR             YEAR             YEAR
                                                         ENDED             ENDED             ENDED            ENDED
                                                        12/31/09          12/31/10         12/31/11         12/31/12
                                                   ================= ================= ================ ================
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.................................... (a)$6.617         (a)$8.488         (a)$9.217        (a)$8.938
                                                   (b)$6.647         (b)$8.368         (b)$9.041        (b)$8.724
 Ending AUV....................................... (a)$8.488         (a)$9.217         (a)$8.938        (a)$10.153
                                                   (b)$8.368         (b)$9.041         (b)$8.724        (b)$9.860
 Ending Number of AUs............................. (a)1,212,273      (a)1,213,609      (a)1,107,667     (a)1,015,427
                                                   (b)0              (b)0              (b)0             (b)0

---------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.................................... (a)$7.040         (a)$9.402         (a)$10.434       (a)$10.521
                                                   (b)$7.356         (b)$9.243         (b)$10.205       (b)$10.239
 Ending AUV....................................... (a)$9.402         (a)$10.434        (a)$10.521       (a)$11.673
                                                   (b)$9.243         (b)$10.205        (b)$10.239       (b)$11.304
 Ending Number of AUs............................. (a)877,832        (a)1,178,508      (a)1,578,964     (a)1,494,659
                                                   (b)0              (b)0              (b)0             (b)0

---------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$11.513        (a)$15.380        (a)$17.680       (a)$16.417
                                                   (b)$11.371        (b)$14.905        (b)$17.048       (b)$15.752
 Ending AUV....................................... (a)$15.380        (a)$17.680        (a)$16.417       (a)$18.736
                                                   (b)$14.905        (b)$17.048        (b)$15.752       (b)$17.887
 Ending Number of AUs............................. (a)1,784,145      (a)1,585,375      (a)1,444,969     (a)1,287,260
                                                   (b)0              (b)0              (b)0             (b)0

---------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$20.211        (a)$21.345        (a)$22.288       (a)$23.156
                                                   (b)$19.136        (b)$20.663        (b)$21.467       (b)$22.192
 Ending AUV....................................... (a)$21.345        (a)$22.288        (a)$23.156       (a)$23.633
                                                   (b)$20.663        (b)$21.467        (b)$22.192       (b)$22.536
 Ending Number of AUs............................. (a)2,123,655      (a)2,003,164      (a)1,692,703     (a)1,565,162
                                                   (b)0              (b)0              (b)0             (b)0

---------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$14.494        (a)$18.427        (a)$20.699       (a)$18.224
                                                   (b)$13.912        (b)$17.855        (b)$19.957       (b)$17.483
 Ending AUV....................................... (a)$18.427        (a)$20.699        (a)$18.224       (a)$20.928
                                                   (b)$17.855        (b)$19.957        (b)$17.483       (b)$19.976
 Ending Number of AUs............................. (a)346,708        (a)366,925        (a)297,833       (a)255,166
                                                   (b)0              (b)0              (b)0             (b)0

---------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$18.463        (a)$18.913        (a)$19.507       (a)$20.524
                                                   (b)$18.200        (b)$18.396        (b)$18.880       (b)$19.764
 Ending AUV....................................... (a)$18.913        (a)$19.507        (a)$20.524       (a)$20.928
                                                   (b)$18.396        (b)$18.880        (b)$19.764       (b)$20.053
 Ending Number of AUs............................. (a)12,418,907     (a)11,113,465     (a)8,941,808     (a)8,119,895
                                                   (b)0              (b)0              (b)0             (b)0

---------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$21.517        (a)$29.256        (a)$32.808       (a)$30.217
                                                   (b)$21.984        (b)$28.440        (b)$31.734       (b)$29.082
 Ending AUV....................................... (a)$29.256        (a)$32.808        (a)$30.217       (a)$33.833
                                                   (b)$28.440        (b)$31.734        (b)$29.082       (b)$32.399
 Ending Number of AUs............................. (a)2,415,806      (a)2,051,369      (a)1,734,792     (a)1,436,389
                                                   (b)0              (b)0              (b)0             (b)0

---------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$19.139        (a)$24.102        (a)$26.402       (a)$28.103
                                                   (b)$18.684        (b)$23.348        (b)$25.460       (b)$26.963
 Ending AUV....................................... (a)$24.102        (a)$26.402        (a)$28.103       (a)$31.403
                                                   (b)$23.348        (b)$25.460        (b)$26.963       (b)$29.979
 Ending Number of AUs............................. (a)290,256        (a)256,001        (a)283,428       (a)286,264
                                                   (b)0              (b)0              (b)0             (b)0

---------------------------------------------------



                                                        FISCAL           FISCAL           FISCAL
                                                         YEAR             YEAR             YEAR
                                                         ENDED            ENDED           ENDED
                                                       12/31/13         12/31/14         12/31/15
                                                   ================ ================ ===============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.................................... (a)$10.153       (a)$12.378       (a)$12.538
                                                   (b)$9.860        (b)$10.930       (b)$12.056
 Ending AUV....................................... (a)$12.378       (a)$12.538       (a)$11.582
                                                   (b)$10.930       (b)$12.056       (b)$11.080
 Ending Number of AUs............................. (a)901,986       (a)818,849       (a)663,429
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.................................... (a)$11.673       (a)$13.101       (a)$13.499
                                                   (b)$11.304       (b)$12.179       (b)$12.942
 Ending AUV....................................... (a)$13.101       (a)$13.499       (a)$12.358
                                                   (b)$12.179       (b)$12.942       (b)$11.788
 Ending Number of AUs............................. (a)1,241,439     (a)1,217,836     (a)965,600
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$18.736       (a)$25.231       (a)$26.670
                                                   (b)$17.887       (b)$20.039       (b)$25.209
 Ending AUV....................................... (a)$25.231       (a)$26.670       (a)$26.603
                                                   (b)$20.039       (b)$25.209       (b)$25.020
 Ending Number of AUs............................. (a)1,043,156     (a)894,197       (a)733,115
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$23.633       (a)$22.397       (a)$21.929
                                                   (b)$22.536       (b)$21.902       (b)$20.704
 Ending AUV....................................... (a)$22.397       (a)$21.929       (a)$20.926
                                                   (b)$21.902       (b)$20.704       (b)$19.658
 Ending Number of AUs............................. (a)1,481,963     (a)1,241,962     (a)1,016,064
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$20.928       (a)$25.948       (a)$26.562
                                                   (b)$19.976       (b)$22.133       (b)$25.103
 Ending AUV....................................... (a)$25.948       (a)$26.562       (a)$25.775
                                                   (b)$22.133       (b)$25.103       (b)$24.238
 Ending Number of AUs............................. (a)213,565       (a)163,433       (a)133,694
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$20.928       (a)$20.132       (a)$20.801
                                                   (b)$20.053       (b)$20.008       (b)$19.734
 Ending AUV....................................... (a)$20.132       (a)$20.801       (a)$20.547
                                                   (b)$20.008       (b)$19.734       (b)$19.395
 Ending Number of AUs............................. (a)7,492,786     (a)6,163,328     (a)5,052,831
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$33.833       (a)$44.935       (a)$47.438
                                                   (b)$32.399       (b)$36.577       (b)$44.975
 Ending AUV....................................... (a)$44.935       (a)$47.438       (a)$46.676
                                                   (b)$36.577       (b)$44.975       (b)$44.032
 Ending Number of AUs............................. (a)1,086,474     (a)887,595       (a)717,353
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$31.403       (a)$40.652       (a)$45.573
                                                   (b)$29.979       (b)$34.383       (b)$43.074
 Ending AUV....................................... (a)$40.652       (a)$45.573       (a)$43.799
                                                   (b)$34.383       (b)$43.074       (b)$41.191
 Ending Number of AUs............................. (a)308,824       (a)273,624       (a)230,364
                                                   (b)0             (b)0             (b)0

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

                                      A-5



                                                        FISCAL            FISCAL            FISCAL
                                                         YEAR              YEAR              YEAR
                                                         ENDED            ENDED             ENDED
                                                       12/31/06          12/31/07          12/31/08
                                                   ================ ================= =================
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$5.027        (a)$5.603         (a)$6.692
                                                   (b)N/A           (b)N/A            (b)N/A
 Ending AUV....................................... (a)$5.603        (a)$6.692         (a)$4.215
                                                   (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................. (a)2,038,593     (a)2,816,410      (a)3,614,829
                                                   (b)N/A           (b)N/A            (b)N/A

---------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$18.488       (a)$20.828        (a)$20.746
                                                   (b)N/A           (b)N/A            (b)N/A
 Ending AUV....................................... (a)$20.828       (a)$20.746        (a)$13.828
                                                   (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................. (a)1,841,869     (a)1,781,080      (a)1,826,308
                                                   (b)N/A           (b)N/A            (b)N/A

---------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$11.883       (a)$14.413        (a)$16.333
                                                   (b)N/A           (b)N/A            (b)N/A
 Ending AUV....................................... (a)$14.413       (a)$16.333        (a)$9.714
                                                   (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................. (a)8,786,616     (a)9,617,980      (a)9,262,015
                                                   (b)N/A           (b)N/A            (b)N/A

---------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$14.940       (a)$18.647        (a)$19.633
                                                   (b)N/A           (b)N/A            (b)N/A
 Ending AUV....................................... (a)$18.647       (a)$19.633        (a)$10.433
                                                   (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................. (a)2,346,218     (a)4,233,308      (a)6,154,304
                                                   (b)N/A           (b)N/A            (b)N/A

---------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$9.648        (a)$9.752         (a)$11.204
                                                   (b)N/A           (b)N/A            (b)N/A
 Ending AUV....................................... (a)$9.752        (a)$11.204        (a)$5.615
                                                   (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................. (a)753,453       (a)646,792        (a)548,186
                                                   (b)N/A           (b)N/A            (b)N/A

---------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$12.374       (a)$14.143        (a)$13.606
                                                   (b)N/A           (b)N/A            (b)N/A
 Ending AUV....................................... (a)$14.143       (a)$13.606        (a)$8.603
                                                   (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................. (a)4,594,908     (a)4,894,749      (a)5,027,807
                                                   (b)N/A           (b)N/A            (b)N/A

---------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$13.482       (a)$15.400        (a)$15.551
                                                   (b)N/A           (b)N/A            (b)N/A
 Ending AUV....................................... (a)$15.400       (a)$15.551        (a)$10.383
                                                   (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................. (a)9,167,857     (a)10,893,877     (a)11,485,293
                                                   (b)N/A           (b)N/A            (b)N/A

---------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$11.911       (a)$13.758        (a)$14.016
                                                   (b)N/A           (b)N/A            (b)N/A
 Ending AUV....................................... (a)$13.758       (a)$14.016        (a)$8.777
                                                   (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................. (a)3,343,646     (a)4,972,606      (a)6,142,792
                                                   (b)N/A           (b)N/A            (b)N/A

---------------------------------------------------



                                                         FISCAL            FISCAL           FISCAL           FISCAL
                                                          YEAR              YEAR             YEAR             YEAR
                                                         ENDED             ENDED             ENDED            ENDED
                                                        12/31/09          12/31/10         12/31/11         12/31/12
                                                   ================= ================= ================ ================
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$4.215         (a)$4.897         (a)$5.982        (a)$5.738
                                                   (b)$3.783         (b)$4.770         (b)$5.797        (b)$5.533
 Ending AUV....................................... (a)$4.897         (a)$5.982         (a)$5.738        (a)$6.627
                                                   (b)$4.770         (b)$5.797         (b)$5.533        (b)$6.358
 Ending Number of AUs............................. (a)4,462,823      (a)4,192,390      (a)3,933,064     (a)3,419,846
                                                   (b)1,098          (b)1,098          (b)1,098         (b)1,098

---------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$13.828        (a)$19.294        (a)$21.723       (a)$22.255
                                                   (b)$15.109        (b)$18.751        (b)$21.006       (b)$21.414
 Ending AUV....................................... (a)$19.294        (a)$21.723        (a)$22.255       (a)$25.579
                                                   (b)$18.751        (b)$21.006        (b)$21.414       (b)$24.488
 Ending Number of AUs............................. (a)2,314,228      (a)1,850,960      (a)1,679,489     (a)1,528,526
                                                   (b)0              (b)0              (b)0             (b)0

---------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$9.714         (a)$12.324        (a)$13.137       (a)$11.021
                                                   (b)$9.244         (b)$11.988        (b)$12.714       (b)$10.614
 Ending AUV....................................... (a)$12.324        (a)$13.137        (a)$11.021       (a)$12.706
                                                   (b)$11.988        (b)$12.714        (b)$10.614       (b)$12.175
 Ending Number of AUs............................. (a)8,059,397      (a)7,215,867      (a)6,526,955     (a)5,394,628
                                                   (b)427            (b)427            (b)427           (b)427

---------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$10.433        (a)$13.095        (a)$13.778       (a)$11.669
                                                   (b)$9.765         (b)$12.783        (b)$13.382       (b)$11.277
 Ending AUV....................................... (a)$13.095        (a)$13.778        (a)$11.669       (a)$13.905
                                                   (b)$12.783        (b)$13.382        (b)$11.277       (b)$13.371
 Ending Number of AUs............................. (a)6,027,593      (a)5,658,894      (a)5,393,855     (a)4,574,249
                                                   (b)0              (b)0              (b)0             (b)0

---------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$5.615         (a)$9.161         (a)$10.787       (a)$9.946
                                                   (b)$6.534         (b)$8.834         (b)$10.342       (b)$9.483
 Ending AUV....................................... (a)$9.161         (a)$10.787        (a)$9.946        (a)$11.108
                                                   (b)$8.834         (b)$10.342        (b)$9.483        (b)$10.538
 Ending Number of AUs............................. (a)759,990        (a)550,048        (a)428,208       (a)354,332
                                                   (b)0              (b)0              (b)0             (b)0

---------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$8.603         (a)$10.880        (a)$12.397       (a)$11.953
                                                   (b)$8.283         (b)$10.592        (b)$12.009       (b)$11.521
 Ending AUV....................................... (a)$10.880        (a)$12.397        (a)$11.953       (a)$14.000
                                                   (b)$10.592        (b)$12.009        (b)$11.521       (b)$13.426
 Ending Number of AUs............................. (a)5,169,308      (a)4,675,833      (a)4,065,952     (a)3,415,925
                                                   (b)587            (b)587            (b)587           (b)587

---------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$10.383        (a)$12.692        (a)$14.024       (a)$13.500
                                                   (b)$9.652         (b)$12.343        (b)$13.570       (b)$12.998
 Ending AUV....................................... (a)$12.692        (a)$14.024        (a)$13.500       (a)$15.203
                                                   (b)$12.343        (b)$13.570        (b)$12.998       (b)$14.565
 Ending Number of AUs............................. (a)11,136,500     (a)10,025,266     (a)8,535,450     (a)7,244,489
                                                   (b)580            (b)580            (b)580           (b)580

---------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$8.777         (a)$10.278        (a)$11.885       (a)$10.994
                                                   (b)$8.100         (b)$9.976         (b)$11.478       (b)$10.564
 Ending AUV....................................... (a)$10.278        (a)$11.885        (a)$10.994       (a)$12.137
                                                   (b)$9.976         (b)$11.478        (b)$10.564       (b)$11.604
 Ending Number of AUs............................. (a)6,112,926      (a)5,434,465      (a)4,830,576     (a)4,278,388
                                                   (b)304            (b)304            (b)304           (b)304

---------------------------------------------------



                                                        FISCAL           FISCAL           FISCAL
                                                         YEAR             YEAR             YEAR
                                                         ENDED            ENDED           ENDED
                                                       12/31/13         12/31/14         12/31/15
                                                   ================ ================ ===============
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$6.627        (a)$8.973        (a)$9.144
                                                   (b)$6.358        (b)$8.566        (b)$8.686
 Ending AUV....................................... (a)$8.973        (a)$9.144        (a)$8.924
                                                   (b)$8.566        (b)$8.686        (b)$8.435
 Ending Number of AUs............................. (a)2,503,192     (a)1,906,825     (a)1,632,809
                                                   (b)1,098         (b)1,098         (b)1,098

---------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$25.579       (a)$27.118       (a)$26.868
                                                   (b)$24.488       (b)$25.878       (b)$25.467
 Ending AUV....................................... (a)$27.118       (a)$26.868       (a)$25.263
                                                   (b)$25.878       (b)$25.467       (b)$23.826
 Ending Number of AUs............................. (a)1,408,379     (a)1,022,969     (a)769,967
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$12.706       (a)$15.059       (a)$13.544
                                                   (b)$12.175       (b)$14.358       (b)$12.849
 Ending AUV....................................... (a)$15.059       (a)$13.544       (a)$13.342
                                                   (b)$14.358       (b)$12.849       (b)$12.594
 Ending Number of AUs............................. (a)4,441,964     (a)3,912,079     (a)3,335,618
                                                   (b)427           (b)427           (b)427

---------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$13.905       (a)$16.673       (a)$14.832
                                                   (b)$13.371       (b)$14.642       (b)$14.120
 Ending AUV....................................... (a)$16.673       (a)$14.832       (a)$14.338
                                                   (b)$14.642       (b)$14.120       (b)$13.582
 Ending Number of AUs............................. (a)3,765,249     (a)3,502,001     (a)2,980,508
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$11.108       (a)$15.295       (a)$16.295
                                                   (b)$10.538       (b)$11.684       (b)$15.306
 Ending AUV....................................... (a)$15.295       (a)$16.295       (a)$16.812
                                                   (a)$11.684       (b)$15.306       (b)$15.712
 Ending Number of AUs............................. (a)239,846       (a)201,601       (a)165,036
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$14.000       (a)$18.707       (a)$20.101
                                                   (b)$13.426       (b)$17.851       (b)$19.086
 Ending AUV....................................... (a)$18.707       (a)$20.101       (a)$18.572
                                                   (b)$17.851       (b)$19.086       (b)$17.546
 Ending Number of AUs............................. (a)2,753,022     (a)2,273,591     (a)1,919,517
                                                   (b)587           (b)587           (b)587

---------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$15.203       (a)$20.032       (a)$21.696
                                                   (a)$14.565       (b)$19.096       (b)$20.579
 Ending AUV....................................... (a)$20.032       (a)$21.696       (a)$20.661
                                                   (a)$19.096       (b)$20.579       (b)$19.499
 Ending Number of AUs............................. (a)5,606,414     (a)4,546,031     (a)3,836,115
                                                   (b)580           (b)580           (b)580

---------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$12.137       (a)$16.246       (a)$17.226
                                                   (b)$11.604       (b)$15.456       (b)$16.306
 Ending AUV....................................... (a)$16.246       (a)$17.226       (a)$16.480
                                                   (b)$15.456       (b)$16.306       (b)$15.522
 Ending Number of AUs............................. (a)3,269,185     (a)2,688,312     (a)2,280,002
                                                   (b)304           (b)304           (b)304

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

                                      A-6



                                                        FISCAL           FISCAL           FISCAL
                                                         YEAR             YEAR             YEAR
                                                         ENDED            ENDED            ENDED
                                                       12/31/06         12/31/07         12/31/08
                                                   ================ ================ ================
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$10.672       (a)$10.754       (a)$12.356
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$10.754       (a)$12.356       (a)$6.875
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)3,745,555     (a)3,794,939     (a)3,656,635
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$39.093       (a)$47.983       (a)$66.094
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$47.983       (a)$66.094       (a)$32.598
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)1,154,271     (a)1,381,792     (a)1,525,014
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$23.619       (a)$31.207       (a)$26.262
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$31.207       (a)$26.262       (a)$14.476
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)1,640,171     (a)2,229,342     (a)2,838,918
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 05/03/10)
 Beginning AUV.................................... (a)N/A           (a)N/A           (a)N/A
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)N/A           (a)N/A           (a)N/A
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)N/A           (a)N/A           (a)N/A
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$32.957       (a)$32.629       (a)$36.738
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$32.629       (a)$36.738       (a)$21.389
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)2,883,084     (a)3,130,060     (a)2,794,859
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.................................... (a)$20.026       (a)$21.174       (a)$21.958
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$21.174       (a)$21.958       (a)$22.667
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)374           (a)38,934        (a)1,404,183
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE*- SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$34.019       (a)$38.538       (a)$40.004
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$38.538       (a)$40.004       (a)$24.304
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)7,089,919     (a)7,953,979     (a)7,456,868
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
SA MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$11.302       (a)$12.058       (a)$13.463
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$12.058       (a)$13.463       (a)$7.827
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)2,272,022     (a)2,262,925     (a)2,026,022
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------



                                                        FISCAL           FISCAL           FISCAL           FISCAL
                                                         YEAR             YEAR             YEAR             YEAR
                                                         ENDED            ENDED            ENDED            ENDED
                                                       12/31/09         12/31/10         12/31/11         12/31/12
                                                   ================ ================ ================ ================
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$6.875        (a)$9.620        (a)$11.857       (a)$10.958
                                                   (b)$7.110        (b)$9.307        (b)$11.414       (b)$10.496
 Ending AUV....................................... (a)$9.620        (a)$11.857       (a)$10.958       (a)$12.494
                                                   (b)$9.307        (b)$11.414       (b)$10.496       (b)$11.907
 Ending Number of AUs............................. (a)3,388,923     (a)2,957,996     (a)2,578,427     (a)2,145,208
                                                   (b)231           (b)231           (b)231           (b)231

---------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$32.598       (a)$50.623       (a)$57.792       (a)$45.273
                                                   (b)$37.718       (b)$49.215       (b)$55.904       (b)$43.575
 Ending AUV....................................... (a)$50.623       (a)$57.792       (a)$45.273       (a)$46.044
                                                   (b)$49.215       (b)$55.904       (b)$43.575       (b)$44.096
 Ending Number of AUs............................. (a)1,343,473     (a)1,195,259     (a)1,084,790     (a)953,396
                                                   (b)0             (b)0             (b)0             (b)0

---------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$14.476       (a)$18.458       (a)$21.742       (a)$23.102
                                                   (b)$12.455       (b)$17.941       (b)$21.028       (b)$22.231
 Ending AUV....................................... (a)$18.458       (a)$21.742       (a)$23.102       (a)$26.607
                                                   (b)$17.941       (b)$21.028       (b)$22.231       (b)$25.477
 Ending Number of AUs............................. (a)2,822,939     (a)2,595,608     (a)2,150,616     (a)1,920,827
                                                   (b)290           (b)290           (b)290           (b)290

---------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 05/03/10)
 Beginning AUV.................................... (a)N/A           (a)$11.303       (a)$11.400       (a)$11.901
                                                   (b)N/A           (b)$11.283       (b)$11.342       (b)$11.782
 Ending AUV....................................... (a)N/A           (a)$11.400       (a)$11.901       (a)$12.166
                                                   (b)N/A           (b)$11.342       (b)$11.782       (b)$11.984
 Ending Number of AUs............................. (a)N/A           (a)367,050       (a)689,381       (a)843,258
                                                   (b)N/A           (b)0             (b)0             (b)0

---------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$21.389       (a)$29.638       (a)$32.099       (a)$30.810
                                                   (b)$22.189       (b)$28.788       (b)$31.023       (b)$29.628
 Ending AUV....................................... (a)$29.638       (a)$32.099       (a)$30.810       (a)$35.293
                                                   (b)$28.788       (b)$31.023       (b)$29.628       (b)$33.770
 Ending Number of AUs............................. (a)2,360,694     (a)2,053,518     (a)1,681,228     (a)1,414,853
                                                   (b)0             (b)0             (b)0             (b)0

---------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.................................... (a)$22.667       (a)$24.850       (a)$25.962       (a)$27.131
                                                   (b)$23.138       (b)$24.218       (b)$25.176       (b)$26.178
 Ending AUV....................................... (a)$24.850       (a)$25.962       (a)$27.131       (a)$28.593
                                                   (b)$24.218       (b)$25.176       (b)$26.178       (b)$27.451
 Ending Number of AUs............................. (a)2,798,319     (a)3,287,526     (a)2,982,051     (a)3,024,748
                                                   (b)82            (b)82            (b)82            (b)82

---------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE*- SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$24.304       (a)$31.879       (a)$35.135       (a)$33.058
                                                   (b)$24.290       (b)$30.982       (b)$33.976       (b)$31.808
 Ending AUV....................................... (a)$31.879       (a)$35.135       (a)$33.058       (a)$36.607
                                                   (b)$30.982       (b)$33.976       (b)$31.808       (b)$35.047
 Ending Number of AUs............................. (a)6,697,843     (a)5,929,830     (a)5,057,127     (a)4,298,337
                                                   (b)171           (b)171           (b)171           (b)171

---------------------------------------------------
SA MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$7.827        (a)$10.052       (a)$11.594       (a)$11.227
                                                   (b)$7.753        (b)$9.774        (b)$11.218       (b)$10.809
 Ending AUV....................................... (a)$10.052       (a)$11.594       (a)$11.227       (a)$12.271
                                                   (b)$9.774        (b)$11.218       (b)$10.809       (b)$11.754
 Ending Number of AUs............................. (a)1,862,756     (a)1,664,935     (a)1,406,406     (a)1,282,844
                                                   (b)430           (b)430           (b)430           (b)430

---------------------------------------------------



                                                        FISCAL           FISCAL           FISCAL
                                                         YEAR             YEAR             YEAR
                                                         ENDED            ENDED           ENDED
                                                       12/31/13         12/31/14         12/31/15
                                                   ================ ================ ===============
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$12.494       (a)$17.483       (a)$19.112
                                                   (b)$11.907       (b)$16.579       (b)$18.033
 Ending AUV....................................... (a)$17.483       (a)$19.112       (a)$19.337
                                                   (b)$16.579       (b)$18.033       (b)$18.154
 Ending Number of AUs............................. (a)1,635,903     (a)1,344,684     (a)1,120,571
                                                   (b)231           (b)231           (b)231

---------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$46.044       (a)$47.861       (a)$38.310
                                                   (b)$44.096       (b)$44.222       (b)$36.324
 Ending AUV....................................... (a)$47.861       (a)$38.310       (a)$29.585
                                                   (b)$44.222       (b)$36.324       (b)$27.911
 Ending Number of AUs............................. (a)775,776       (a)708,734       (a)644,279
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$26.607       (a)$25.596       (a)$32.634
                                                   (b)$25.477       (b)$24.386       (b)$30.937
 Ending AUV....................................... (a)$25.596       (a)$32.634       (a)$32.647
                                                   (b)$24.386       (b)$30.937       (b)$30.795
 Ending Number of AUs............................. (a)1,794,882     (a)1,267,260     (a)1,024,515
                                                   (b)290           (b)290           (b)290

---------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 05/03/10)
 Beginning AUV.................................... (a)$12.166       (a)$11.355       (a)$11.367
                                                   (b)$11.984       (b)$11.890       (b)$11.085
 Ending AUV....................................... (a)$11.355       (a)$11.367       (a)$11.044
                                                   (b)$11.890       (b)$11.085       (b)$10.716
 Ending Number of AUs............................. (a)971,371       (a)918,732       (a)732,772
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$35.293       (a)$47.659       (a)$53.455
                                                   (b)$33.770       (b)$37.468       (b)$50.640
 Ending AUV....................................... (a)$47.659       (a)$53.455       (a)$58.431
                                                   (b)$37.468       (b)$50.640       (b)$55.078
 Ending Number of AUs............................. (a)1,062,484     (a)822,257       (a)664,431
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.................................... (a)$28.593       (a)$27.084       (a)$27.889
                                                   (b)$27.451       (b)$25.873       (b)$26.509
 Ending AUV....................................... (a)$27.084       (a)$27.889       (a)$27.367
                                                   (b)$25.873       (b)$26.509       (b)$25.884
 Ending Number of AUs............................. (a)2,653,204     (a)2,141,168     (a)1,732,225
                                                   (b)82            (b)82            (b)82

---------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE*- SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$36.607       (a)$48.079       (a)$50.419
                                                   (b)$35.047       (b)$45.801       (b)$47.791
 Ending AUV....................................... (a)$48.079       (a)$50.419       (a)$50.184
                                                   (b)$45.801       (b)$47.791       (b)$47.331
 Ending Number of AUs............................. (a)3,314,920     (a)2,674,283     (a)2,194,913
                                                   (b)171           (b)171           (b)171

---------------------------------------------------
SA MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$12.271       (a)$16.240       (a)$17.747
                                                   (b)$11.754       (b)$15.479       (b)$16.832
 Ending AUV....................................... (a)$16.240       (a)$17.747       (a)$17.483
                                                   (b)$15.479       (b)$16.832       (b)$16.498
 Ending Number of AUs............................. (a)1,118,645     (a)898,116       (a)783,755
                                                   (b)430           (b)430           (b)430

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.



        * On September 8, 2015, the Davis Venture Value Portfolio, was renamed SA Legg Mason BW Large Cap Value Portfolio.


                                      A-7



                                                        FISCAL           FISCAL           FISCAL
                                                         YEAR             YEAR             YEAR
                                                         ENDED            ENDED            ENDED
                                                       12/31/06         12/31/07         12/31/08
                                                   ================ ================ ================
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$20.902       (a)$23.242       (a)$25.248
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$23.242       (a)$25.248       (a)$16.758
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)1,222,475     (a)1,162,435     (a)1,487,750
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$25.240       (a)$27.772       (a)$28.439
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$27.772       (a)$28.439       (a)$21.787
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)4,509,276     (a)5,050,185     (a)4,098,186
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.................................... (a)$10.000       (a)$10.117       (a)$9.283
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$10.117       (a)$9.283        (a)$6.043
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)728,027       (a)2,654,238     (a)3,939,977
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$16.432       (a)$18.363       (a)$18.366
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$18.363       (a)$18.366       (a)$11.728
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)5,143,175     (a)6,305,761     (a)7,184,906
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
STRATEGIC GROWTH PORTFOLIO - PVCF Class 2 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$10.547       (a)$11.714       (a)$12.615
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$11.714       (a)$12.615       (a)$7.758
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)424,086       (a)461,328       (a)368,304
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 06/18/12)
 Beginning AUV.................................... (a)N/A           (a)N/A           (a)N/A
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)N/A           (a)N/A           (a)N/A
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)N/A           (a)N/A           (a)N/A
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY - SAST Class 3 Shares
(Inception Date - 07/16/12)
 Beginning AUV.................................... (a)N/A           (a)N/A           (a)N/A
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)N/A           (a)N/A           (a)N/A
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)N/A           (a)N/A           (a)N/A
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$2.388        (a)$2.373        (a)$2.842
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................................... (a)$2.373        (a)$2.842        (a)$1.364
                                                   (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................. (a)2,728,058     (a)3,477,553     (a)3,622,635
                                                   (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------



                                                        FISCAL           FISCAL           FISCAL           FISCAL
                                                         YEAR             YEAR             YEAR             YEAR
                                                         ENDED            ENDED            ENDED            ENDED
                                                       12/31/09         12/31/10         12/31/11         12/31/12
                                                   ================ ================ ================ ================
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$16.758       (a)$20.866       (a)$22.794       (a)$21.966
                                                   (b)$16.241       (b)$20.243       (b)$22.003       (b)$21.099
 Ending AUV....................................... (a)$20.866       (a)$22.794       (a)$21.966       (a)$25.713
                                                   (b)$20.243       (b)$22.003       (b)$21.099       (b)$24.575
 Ending Number of AUs............................. (a)1,707,391     (a)1,610,509     (a)1,423,784     (a)1,274,264
                                                   (b)361           (b)361           (b)361           (b)361

---------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$21.787       (a)$25.360       (a)$27.416       (a)$27.454
                                                   (b)$21.399       (b)$24.649       (b)$26.515       (b)$26.419
 Ending AUV....................................... (a)$25.360       (a)$27.416       (a)$27.454       (a)$30.024
                                                   (b)$24.649       (b)$26.515       (b)$26.419       (b)$28.748
 Ending Number of AUs............................. (a)3,860,985     (a)3,460,118     (a)2,753,236     (a)2,357,821
                                                   (b)0             (b)0             (b)0             (b)0

---------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.................................... (a)$6.043        (a)$7.836        (a)$9.761        (a)$9.281
                                                   (b)$5.771        (b)$7.694        (b)$9.537        (b)$9.022
 Ending AUV....................................... (a)$7.836        (a)$9.761        (a)$9.281        (a)$10.747
                                                   (b)$7.694        (b)$9.537        (b)$9.022        (b)$10.395
 Ending Number of AUs............................. (a)4,039,898     (a)3,510,470     (a)3,196,735     (a)2,780,211
                                                   (b)519           (b)519           (b)519           (b)519

---------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$11.728       (a)$16.419       (a)$20.299       (a)$18.349
                                                   (b)$11.683       (b)$15.963       (b)$19.637       (b)$17.663
 Ending AUV....................................... (a)$16.419       (a)$20.299       (a)$18.349       (a)$21.380
                                                   (b)$15.963       (b)$19.637       (b)$17.663       (b)$20.477
 Ending Number of AUs............................. (a)6,674,500     (a)5,939,568     (a)5,238,640     (a)4,374,096
                                                   (b)534           (b)534           (b)534           (b)534

---------------------------------------------------
STRATEGIC GROWTH PORTFOLIO - PVCF Class 2 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$7.758        (a)$9.708        (a)$11.108       (a)$10.708
                                                   (b)$7.265        (b)$9.273        (b)$10.645       (b)$10.261
 Ending AUV....................................... (a)$9.708        (a)$11.108       (a)$10.708       (a)$12.153
                                                   (b)$9.273        (b)$10.645       (b)$10.261       (b)$11.660
 Ending Number of AUs............................. (a)320,433       (a)265,040       (a)243,821       (a)229,822
                                                   (b)0             (b)0             (b)0             (b)0

---------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 06/18/12)
 Beginning AUV.................................... (a)N/A           (a)N/A           (a)N/A           (a)$10.034
                                                   (b)N/A           (b)N/A           (b)N/A           (b)$9.994
 Ending AUV....................................... (a)N/A           (a)N/A           (a)N/A           (a)$10.517
                                                   (b)N/A           (b)N/A           (b)N/A           (b)$10.423
 Ending Number of AUs............................. (a)N/A           (a)N/A           (a)N/A           (a)35,027
                                                   (b)N/A           (b)N/A           (b)N/A           (b)0

---------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY - SAST Class 3 Shares
(Inception Date - 07/16/12)
 Beginning AUV.................................... (a)N/A           (a)N/A           (a)N/A           (a)$9.999
                                                   (b)N/A           (b)N/A           (b)N/A           (b)$9.999
 Ending AUV....................................... (a)N/A           (a)N/A           (a)N/A           (a)$10.416
                                                   (b)N/A           (b)N/A           (b)N/A           (b)$10.377
 Ending Number of AUs............................. (a)N/A           (a)N/A           (a)N/A           (a)1,336
                                                   (b)N/A           (b)N/A           (b)N/A           (b)0

---------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$1.364        (a)$2.016        (a)$2.382        (a)$2.214
                                                   (b)$1.422        (b)$1.954        (b)$2.298        (b)$2.125
 Ending AUV....................................... (a)$2.016        (a)$2.382        (a)$2.214        (a)$2.344
                                                   (b)$1.954        (b)$2.298        (b)$2.125        (b)$2.239
 Ending Number of AUs............................. (a)4,831,957     (a)4,549,474     (a)3,719,255     (a)3,137,775
                                                   (b)0             (b)0             (b)0             (b)0

---------------------------------------------------



                                                        FISCAL           FISCAL           FISCAL
                                                         YEAR             YEAR             YEAR
                                                         ENDED            ENDED           ENDED
                                                       12/31/13         12/31/14         12/31/15
                                                   ================ ================ ===============
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$25.713       (a)$33.301       (a)$36.276
                                                   (b)$24.575       (b)$31.669       (b)$34.325
 Ending AUV....................................... (a)$33.301       (a)$36.276       (a)$35.717
                                                   (b)$31.669       (b)$34.325       (b)$33.628
 Ending Number of AUs............................. (a)1,036,519     (a)844,623       (a)699,464
                                                   (b)361           (b)361           (b)361

---------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$30.024       (a)$35.105       (a)$37.403
                                                   (b)$28.748       (b)$31.441       (b)$35.457
 Ending AUV....................................... (a)$35.105       (a)$37.403       (a)$36.578
                                                   (b)$31.441       (b)$35.457       (b)$34.502
 Ending Number of AUs............................. (a)1,981,104     (a)1,599,357     (a)1,292,661
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.................................... (a)$10.747       (a)$14.294       (a)$14.046
                                                   (b)$10.395       (b)$13.757       (b)$13.451
 Ending AUV....................................... (a)$14.294       (a)$14.046       (a)$12.771
                                                   (b)$13.757       (b)$13.451       (b)$12.169
 Ending Number of AUs............................. (a)2,176,250     (a)1,844,140     (a)1,622,103
                                                   (b)519           (b)519           (b)519

---------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$21.380       (a)$28.945       (a)$31.035
                                                   (b)$20.477       (b)$27.585       (b)$29.429
 Ending AUV....................................... (a)$28.945       (a)$31.035       (a)$28.710
                                                   (b)$27.585       (b)$29.429       (b)$27.089
 Ending Number of AUs............................. (a)3,340,965     (a)2,609,710     (a)2,236,967
                                                   (b)526           (b)526           (b)526

---------------------------------------------------
STRATEGIC GROWTH PORTFOLIO - PVCF Class 2 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$12.153       (a)$15.214       (a)$16.237
                                                   (b)$11.660       (b)$13.139       (b)$15.451
 Ending AUV....................................... (a)$15.214       (a)$16.237       (a)$15.692
                                                   (b)$13.139       (b)$15.451       (b)$14.859
 Ending Number of AUs............................. (a)182,397       (a)151,369       (a)132,773
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 06/18/12)
 Beginning AUV.................................... (a)$10.517       (a)$12.134       (a)$12.468
                                                   (b)$10.423       (b)$11.352       (b)$12.209
 Ending AUV....................................... (a)$12.134       (a)$12.468       (a)$11.647
                                                   (b)$11.352       (b)$12.209       (b)$11.348
 Ending Number of AUs............................. (a)1,925,857     (a)2,744,637     (a)2,581,906
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY - SAST Class 3 Shares
(Inception Date - 07/16/12)
 Beginning AUV.................................... (a)$10.416       (a)$12.060       (a)$12.389
                                                   (b)$10.377       (b)$11.365       (b)$12.220
 Ending AUV....................................... (a)$12.060       (a)$12.389       (a)$11.542
                                                   (b)$11.365       (b)$12.220       (b)$11.327
 Ending Number of AUs............................. (a)2,057,766     (a)2,855,234     (a)2,607,343
                                                   (b)0             (b)0             (b)0

---------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................... (a)$2.344        (a)$2.900        (a)$3.556
                                                   (b)$2.239        (b)$2.400        (b)$3.363
 Ending AUV....................................... (a)$2.900        (a)$3.556        (a)$3.846
                                                   (b)$2.400        (b)$3.363        (b)$3.619
 Ending Number of AUs............................. (a)2,219,239     (a)1,959,161     (a)1,595,942
                                                   (b)0             (b)0             (b)0

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

                                      A-8



                                                       FISCAL        FISCAL        FISCAL        FISCAL
                                                        YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED
                                                      12/31/06      12/31/07      12/31/08      12/31/09
                                                   ============= ============= ============= =============
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
 Beginning AUV.................................... (a)$13.372    (a)$15.021    (a)$17.850    (a)$10.971
                                                   (b)N/A        (b)N/A        (b)N/A        (b)$10.918
 Ending AUV....................................... (a)$15.021    (a)$17.850    (a)$10.971    (a)$14.235
                                                   (b)N/A        (b)N/A        (b)N/A        (b)$13.987
 Ending Number of AUs............................. (a)42,419     (a)192,952    (a)333,788    (a)309,473
                                                   (b)N/A        (b)N/A        (b)N/A        (b)0

---------------------------------------------------
VP-LOOMIS SAYLES GROWTH FUND II* - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$10.135    (a)$10.590    (a)$12.254    (a)$7.308
                                                   (b)N/A        (b)N/A        (b)N/A        (b)$7.145
 Ending AUV....................................... (a)$10.590    (a)$12.254    (a)$7.308     (a)$9.117
                                                   (b)N/A        (b)N/A        (b)N/A        (b)$8.868
 Ending Number of AUs............................. (a)347,490    (a)376,346    (a)345,281    (a)297,319
                                                   (b)N/A        (b)N/A        (b)N/A        (b)14

---------------------------------------------------



                                                       FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
                                                      12/31/10      12/31/11      12/31/12      12/31/13      12/31/14
                                                   ============= ============= ============= ============= =============
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
 Beginning AUV.................................... (a)$14.235    (a)$15.885    (a)$16.584    (a)$18.489    (a)$21.793
                                                   (b)$13.987    (b)$15.530    (b)$16.133    (b)$17.896    (b)$20.305
 Ending AUV....................................... (a)$15.885    (a)$16.584    (a)$18.489    (a)$21.793    (a)$24.085
                                                   (b)$15.530    (b)$16.133    (b)$17.896    (b)$20.305    (b)$23.082
 Ending Number of AUs............................. (a)280,961    (a)313,262    (a)286,182    (a)201,282    (a)180,553
                                                   (b)0          (b)0          (b)0          (b)0          (b)0

---------------------------------------------------
VP-LOOMIS SAYLES GROWTH FUND II* - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$9.117     (a)$10.914    (a)$10.465    (a)$11.568    (a)$15.456
                                                   (b)$8.868     (b)$10.526    (b)$10.000    (b)$10.803    (b)$14.274
 Ending AUV....................................... (a)$10.914    (a)$10.465    (a)$11.568    (a)$15.456    (a)$16.657
                                                   (b)$10.526    (b)$10.000    (b)$10.803    (b)$14.274    (b)$15.307
 Ending Number of AUs............................. (a)230,658    (a)175,765    (a)127,776    (a)102,284    (a)79,886
                                                   (b)14         (b)13         (b)13         (b)0          (b)0

---------------------------------------------------



                                                      FISCAL
                                                       YEAR
                                                       ENDED
                                                     12/31/15
                                                   ============
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
 Beginning AUV.................................... (a)$24.085
                                                   (b)$23.082
 Ending AUV....................................... (a)$20.815
                                                   (b)$19.848
 Ending Number of AUs............................. (a)150,708
                                                   (b)0

---------------------------------------------------
VP-LOOMIS SAYLES GROWTH FUND II* - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.................................... (a)$16.657
                                                   (b)$15.307
 Ending AUV....................................... (a)$16.763
                                                   (b)$15.326
 Ending Number of AUs............................. (a)61,973
                                                   (b)0

---------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.



        * On November 20, 2015, the Columbia VP-Marsico Growth Fund merged into the VP-Loomis Sayles Growth Fund II. On May 2, 2016, the VP-Loomis Sayles Growth Fund II merged into the VP-Loomis Sayles Growth Fund.


                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The following details the death benefit payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on whether Living Benefits were elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment.


The term "Continuation Purchase Payment" is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date. If you elected a Living Benefit, we will not accept Continuation Purchase Payments after the 5th contract year.


The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE AND COMBINATION HV & ROLL-UP DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2009:

The death benefit is calculated differently depending on whether the original Owner had elected one of the Living Benefits, described above.


MAXIMUM ANNIVERSARY VALUE PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b.   Continuation Net Purchase Payments; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary values for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation date, the death benefit will be the greater of:

     a.   Contract value; or

     b.   The lesser of:

          (1)   Continuation Net Purchase Payments; or

          (2)   125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b.   Continuation Purchase Payments reduced by:

          (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

          (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments received since that contract anniversary; and reduced by:

          (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     The anniversary value for any year is equal to the contract value on the applicable anniversary.

If the Continuing Spouse is age 83-85 on the Continuation date, the death benefit will be the greater of:

     a.   Contract value; or

     b.   The lesser of:

          (1)   Continuation Net Purchase Payments; or

          (2)   125% of the contract value.


If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.


If the original owner elected the Optional Combination HV & Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1.   Contract value; or


     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, plus any Continuation Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.


     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          (a)        15 years after the contract date; or


          (b)        The day before the Continuing Spouse's 80th birthday; or



          (c) The Continuing Spouse's date of death, adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.


If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.


If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.


THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN JUNE 2, 2004 AND APRIL 30, 2009:


PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

     1.   Contract value; or

     2. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or

     3. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.

If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

     1.   Contract value; or

     2.   Continuation Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     1.   Contact value; or

     2.   The lesser of:

          a.  Continuation Net Purchase Payments; or

          b.  125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.


MAXIMUM ANNIVERSARY VALUE OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     1.   Contract value; or

     2.   Continuation Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     1.   Contact value; or

     2.   The lesser of:

          a.  Continuation Net Purchase Payments; or

          b.  125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

IF THE CONTRACT WAS ISSUED BETWEEN JUNE 2, 2004 AND MAY 1, 2007, and the Continuing Spouse is age 86 and older on the Continuation Date or age 90 and older at death, the death benefit is equal to the contract value.

THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004:

PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

     1.   The contract value; or

     2. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or

     3. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

     3. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.


MAXIMUM ANNIVERSARY VALUE OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is below age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

     1.   Contract value; or

     2.   Continuation Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments received since the original issue date; or

     3. Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, their beneficiary will receive only the contract value.

THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED PRIOR TO OCTOBER 24, 2001:

PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

     3. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

     3. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOLLOWING SPOUSAL CONTINUATION:

If the Continuing Spouse is below age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments received since the original issue date; or

     3. Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, their beneficiary will receive only the contract value.


THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 Years 0-4        25% of Earnings     40% of Continuation Net
                                      Purchase Payments*
 Years 5-9        40% of Earnings     65% of Continuation Net
                                      Purchase Payments*
 Years 10+        50% of Earnings     75% of Continuation Net
                                      Purchase Payments*

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Continuation Net
 Years                                Purchase Payments*

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.


What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1)    equals the contract value on the Continuing Spouse's date of death;

     (2)    equals the Continuation Net Purchase Payment(s).


What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



   PROSPECTUS PROVISION                 AVAILABILITY OR VARIATION               ISSUE STATE
Administration Charge      Contract Maintenance Fee is $30.                   North Dakota
Death Benefits             If the contract is issued on or after your 83rd    Washington
                             birthday, but before your 86th birthday, the
                             Maximum
                           Anniversary Value death benefit is the greater
                             of: 1) contract value or 2) Net Purchase
                             Payments. The
                           Combination HV & Roll-Up and EstatePlus death
                             benefits are not available.
Death Benefits Upon        If you continue your contract on or after your     Washington
                             83rd birthday, the death benefit is equal to
                             contract value.
Spousal Continuation
Free Look                  If you reside in Arizona and are age 65 or older   Arizona
                             on your Contract Date, the Free Look period is 30
                             days
Free Look                  If you reside in California and are age 60 or      California
                             older on your Contract Date, the Free Look period
                             is 30 days.
Income Phase               You may begin the Income Phase any time after      Florida
                             your first contract anniversary.
MarketLock Income Plus     You may elect the current Maximum Anniversary      Oregon
                             Withdrawal Amount to be received monthly.
MarketLock For Life Plus
MarketLock For Life
MarketLock Income Plus     Charge will be deducted pro-rata from Variable     Oregon
                             Portfolios only.
MarketLock For Life Plus                                                      Texas
MarketLock For Life                                                           Washington
MarketLock
MarketLock For Two
Polaris Income Rewards
Capital Protector
Premium Tax                We deduct premium tax charges of 0.50% for         California
                             Qualified contracts and 2.35% for Non-Qualified
                             contracts based
                           on contract value when you begin the Income Phase.
Premium Tax                We deduct premium tax charges of 2.0% for          Maine
                             Non-Qualified contracts based on total Purchase
                             Payments when
                           you begin the Income Phase.
Premium Tax                We deduct premium tax charges of 3.5% for          Nevada
                             Non-Qualified contracts based on contract value
                             when you begin
                           the Income Phase.
Premium Tax                For the first $500,000 in the contract, we deduct  South Dakota premium tax charges of 1.25% for Non-Qualified
                             contracts
                           based on total Purchase Payments when you begin
                             the Income Phase. For any amount in excess of
                             $500,000 in
                           the contract, we deduct front-end premium tax
                             charges of 0.08% for Non-Qualified contracts
                             based on total
                           Purchase Payments when you begin the Income Phase.
Premium Tax                We deduct premium tax charges of 1.0% for          West Virginia
                             Qualified contracts and 1.0% for Non-Qualified
                             contracts based on
                           contract value when you begin the Income Phase.
Premium Tax                We deduct premium tax charges of 1.0% for          Wyoming
                             Non-Qualified contracts based on total Purchase
                             Payments when
                           you begin the Income Phase.
Systematic Withdrawal      Minimum withdrawal amount is $250 per withdrawal   Oregon
                             or the penalty free withdrawal amount.
Transfer Privilege         Any transfer over the limit of 15 will incur a     Pennsylvania
                             $10 transfer fee.                                Texas


                                      C-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX D - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.


                                      D-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX E - MARKETLOCK INCOME PLUS EXTENSION PARAMETERS FOR CONTRACTS
                        PURCHASED PRIOR TO MAY 3, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  MARKETLOCK INCOME PLUS EXTENSION PARAMETERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The information below is important to you if you purchased a contract between MAY 1, 2008 AND MAY 3, 2009 and you elected the MARKETLOCK INCOME PLUS living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and initial Income Credit Period end after the fifth contract year. On or about your fifth contract anniversary you will have an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period (the "Extension") for an additional five years. In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Income Plus living benefit you elected at the time of purchase, please see the MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE UNDER OPTIONAL LIVING BENEFITS.


How do I elect the Extension?

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts purchased between May 1, 2008 and May 3, 2009 are detailed below. The Income Base Evaluation Period and the Income Credit Period may both be extended for an additional 5 year period.


What is the fee if I elect the Extension?

If you elect the Extension, the fee for the living benefit will be increased by 0.25% as follows:


    NUMBER OF            CURRENT        ANNUALIZED FEE
 COVERED PERSONS     ANNUALIZED FEE     AFTER EXTENSION
        One         0.95%              1.20%
        Two         1.20%              1.45%

What are the investment requirements if I elect the Extension?

The Investment Requirements for the Extension are different from, and are more restrictive than, the investment requirements of your current MarketLock Income Plus living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:



 Option 1     Up to 50% in one or more of the following:
              American Funds Asset Allocation SAST
              Asset Allocation
              Balanced (JPM)
              Franklin Income VIP Fund
              SA MFS Total Return
              Up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Ultra Short Bond Portfolio
 Option 2     25% SunAmerica Dynamic Allocation Portfolio and
              25% SunAmerica Dynamic Strategy Portfolio and

              50% in one of the following Polaris Portfolio Allocator Models:
              Model 1, Model 2 or Model 3


As a reminder, you also have the option to cancel your MarketLock Income Plus living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock Income Plus living benefit and you will no longer be charged the fee.


                                      E-1



     Please forward a copy (without charge) of the Polaris PlatinumII Variable Annuity Statement of Additional
                                                  Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570,
 Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------


              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                           VARIABLE SEPARATE ACCOUNT


                     POLARIS PLATINUM II VARIABLE ANNUITY




This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 2, 2016, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:



                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570



                                  May 2, 2016

                                TABLE OF CONTENTS


Separate Account and the Company..........................................    3

General Account...........................................................    4

Performance Data..........................................................    5

Fixed Advantage 7 Account Option For Polaris Platinum II Contracts
   Issued Prior to May 1, 2004............................................    9

Market Value Adjustment ("MVA") For Polaris Platinum II Contracts Issued
   Prior to May 1, 2004...................................................    9

Annuity Income Payments...................................................   12

Annuity Unit Values.......................................................   12

Taxes.....................................................................   15

Broker-Dealer Firms Receiving Revenue Sharing Payments....................   27

Distribution of Contracts.................................................   28

Financial Statements......................................................   28



                        SEPARATE ACCOUNT AND THE COMPANY
                        --------------------------------


     American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.


     On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris Platinum II contracts were issued by SunAmerica Annuity in all states except New York.

     Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

     The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.


     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).



                        AMERICAN HOME ASSURANCE COMPANY
                        -------------------------------

     All references in this SAI to American Home Assurance Company ("American Home") apply only to contracts issued prior to December 29, 2006, at 4:00 p.m. Eastern Time. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group.

                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to a fixed account option and the DCA fixed accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA
                                ----------------

     From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

     We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

     The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

     For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

     Performance data for the various Variable Portfolios are computed in the manner described below.

OTHER VARIABLE PORTFOLIOS


     The Variable Portfolios of the Separate Account compute their performance data as "total return."


     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

     For contracts without the Principal Rewards Program:
     ----------------------------------------------------

                      n
                P(1+T)  = ERV

     For contracts with the Principal Rewards Program:
     -------------------------------------------------

                             n
                [P(1+E)](1+T)  = ERV

where:            P     =   a hypothetical initial payment of $1,000
                  T     =   average annual total return
                  n     =   number of years
                  E     =   Payment Enhancement Rate
                ERV     =   ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the 1, 5, or 10 year period as of the end of the period
                            (or fractional portion thereof).

     Standardized performance for the Variable Portfolios available in this contract reflect total returns using the method of computation discussed below:

o Using the seven year surrender charge schedule available on contracts issued without the Principal Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Principal Rewards Program is elected; AND

o Using the nine year surrender charge schedule available on contracts issued with the Principal Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.

     We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already purchased the contract with or without the Principal Rewards Program. However, we will not report performance for the contract featuring the Principal Rewards program, unless net of withdrawal charges.

     The total return figures reflect the effect of certain recurring charges, as discussed herein. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.


These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.


POLARIS PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The Separate Account also computes "total return" data for each of the Polaris Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Polaris Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date. The model inception date is the date when the model was first offered for investment.

    FIXED ADVANTAGE 7 ACCOUNT OPTION FOR POLARIS PLATINUM II CONTRACTS ISSUED
                              PRIOR TO MAY 1, 2004
--------------------------------------------------------------------------------


Fixed Advantage 7 is an additional seven-year fixed account option available (if you have not elected to participate in the Principal Rewards program) and will generally offer a different interest rate than the other fixed account options in your contract. Only Purchase Payments made during the first 90 days following issuance of your contract can be invested in Fixed Advantage 7. If you inadvertently allocate any Purchase Payments to Fixed Advantage 7 after the first 90 days, we will allocate those funds according to your last Variable Portfolio allocation instructions, unless we receive different instructions from you. At the end of the 7-year guarantee period, the entire balance in Fixed Advantage 7 will be automatically transferred into those funds according to your last Variable Portfolio allocation instructions; unless we receive different instructions from you. If your previous instructions did not include allocation to Variable Portfolios, we will transfer any funds into a money market or similar. These automatic transfers do not count against the number of free annual transfers.


You cannot transfer money out of Fixed Advantage 7 prior to the end of the 7-year guarantee period; however, you may elect to systematically transfer the interest earned in this account to other Variable Portfolios at any time either monthly, quarterly, semi-annually or annually. If you make a full or partial withdrawal from you contract, you will be subject to a market value adjustment on all funds invested in the multi-year fixed accounts including Fixed Advantage 7 and any applicable surrender charges.

You will not be subject to a market value adjustment if:

1. you systematically transfer interest earned to other Variable Portfolios as part of the DCA program;

2.   a death benefit is paid;

3.   any withdrawal is made to pay fees or charges; or

4.   any amount automatically transferred at the end of the guarantee period.


  MARKET VALUE ADJUSTMENT ("MVA") FOR POLARIS PLATINUM AND POLARIS PLATINUM II
                     CONTRACTS ISSUED PRIOR TO MAY 1, 2004
--------------------------------------------------------------------------------

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available. Where the MVA is positive, we add the adjustment to your withdrawal amount.

If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                             [(1+I/(1+J+L)]N/12 - 1

where:

I is the interest rate you are earning on the money invested in the Fixed
Account;

J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

- If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

- If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

-    If a withdrawal or transfer is made to pay contract fees and charges;

-    To pay a death benefit; and

-    Upon beginning an income option, if occurring on the Latest Annuity Date.

EXAMPLES OF THE MVA

The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

(1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

(2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

(3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

(4) Your contract was issued in a state where L = 0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free withdrawal amount.

The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1
                  = [(1.05)/(1.04+0.005)]18/12 - 1
                  = (1.004785)1.5 - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 - (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1
                  = [(1.05)/(1.04+0.005)]18/12 - 1
                  = (1.004785)1.5 - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 - (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

                             ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

     The initial annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed annuity income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly payment.

     For variable annuity income payments, the amount of the second and each subsequent monthly annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity income payment is due.



                              ANNUITY UNIT VALUES
                              -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.


     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.


     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825


     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.


VARIABLE ANNUITY INCOME PAYMENTS


     ILLUSTRATIVE EXAMPLE
     --------------------


     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity income payment date is $13.327695.

     P's first variable annuity income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the factor of $5.21 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

      First annuity income payment = $5.21 x ($116,412.31/$1000) = $606.51

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $606.51/$13.256932 = 45.750264

     P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

       Second annuity income payment = $45.750264 x $13.327695 = $609.75

     The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payments.

     Note that the amount of the first variable annuity income payments depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                      TAXES
                                      -----

GENERAL

Note: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.


Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.


If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


    -  after attaining age 591/2;

    -  when paid to your beneficiary after you die;

    -  after you become disabled (as defined in the Code);

    - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 591/2, whichever is later;

    -  under an immediate annuity contract;

    - which are attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers).
An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:


     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;


     - distributions from IRAs for certain higher education expenses;


     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;


     - payments to certain reservists called up for active duty after September 11, 2001; or


     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or,
(2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")


A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

..   a citizen or resident of the United States

..   a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

..   any estate or trust other than a foreign estate or foreign trust (see
    Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.
An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities



Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2016 is the lesser of 100% of includible compensation or $18,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2016 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2016 may not exceed the lesser of $53,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.



On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities



Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2016 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2016. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2016 of less than $98,000, your contribution may be fully deductible; if your income is between $98,000 and $118,000, your contribution may be partially deductible and if your income is $118,000 or more, your contribution may not be deductible. If you are single and your income in 2016 is less than $61,000, your contribution may be fully deductible; if your income is between $61,000 and $71,000, your contribution may be partially deductible and if your income is $71,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2016 is between $184,000 and $194,000, your contribution may be partially deductible.

(d) Roth IRAs



Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2016 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2016. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2016 is less than:
$184,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $117,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.



(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)


Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS
             ------------------------------------------------------


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2015, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Ameriprise Financial Services, Inc.
BancWest Investment Services, Inc.
BOSC, Inc
Capital Investment Group, Inc
CCO Investment Services Corporation
Cetera Advisor Network LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
cfd Investments, Inc
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Fifth Third Securities, Inc.
FSC Securities Corp.
Infinex Investments, Inc.
Investacorp, Inc
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Janney Montgomery Scott LLC.
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
M&T Securities, Inc.
Metropolitan Life Insurance Corporation
Morgan Stanley & Co., Incorporated
NEXT Financial Group, Inc.
Primerica Financial Services
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Santander Securities LLC
Securities America, Inc.
Signator Investors/John Hancock Financial Network
Triad Advisors, Inc
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UnionBanc Investment Services
United Planners Financial Services of
   America BBVA Compass Investment Solutions, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services
Woodbury Financial Services, Inc.


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

        The contracts are offered on a continuous basis through AIG
Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and
AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS
                              --------------------

     PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Separate Account, American General Life Insurance Company ("AGL"), and American Home Assurance Company.

     You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

     The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:


     - Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2015.

     - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2015, 2014 and 2013.

     - Audited Statutory Financial Statements of American Home Assurance Company for the years ended December 31, 2015, 2014 and 2013.


     The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

     You should only consider the statutory financial statements of American Home Assurance Company ("American Home") that we include in the Statement of Additional Information as a bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under contracts issued prior to December 29, 2006, at 4:00 p.m. Eastern Time ("Point of Termination"). Contracts with an issue date after the Point of Termination are not covered by the American Home guarantee.

AMERICAN GENERAL
Life Companies

                                                      Variable Separate Account
                                        American General Life Insurance Company

                                                                           2015
                                                                  Annual Report

                                                              December 31, 2015

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American General Life Insurance Company and the Contract Owners of its separate account, Variable Separate Account:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts constituting Variable Separate Account (the "Separate Account"), a separate account of American General Life Insurance Company, at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the mutual fund companies and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2016

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2015

                                                      Due from
                                                        (to)
                                                      American                    Contract                       Net assets
                                      Investment    General Life                  owners -   Contract owners - attributable to
                                    securities - at  Insurance                    annuity      accumulation    contract owner
Sub-accounts                          fair value      Company      Net Assets     reserves       reserves         reserves
----------------------------------- --------------- ------------ --------------- ----------- ----------------- ---------------
AFIS - Capital Income Builder       $       662,428  $      --   $       662,428 $        --  $       662,428  $       662,428
American Funds Asset Allocation
  Fund Class 2                           63,747,447        895        63,748,342     357,288       63,391,054       63,748,342
American Funds Asset Allocation
  Fund Class 3                           36,231,221         --        36,231,221     671,698       35,559,523       36,231,221
American Funds Cash Management
  Fund Class 3                            6,069,576         (2)        6,069,574     277,420        5,792,154        6,069,574
American Funds Global Growth Fund
  Class 2                               194,637,988         27       194,638,015     386,983      194,251,032      194,638,015
American Funds Growth Fund Class 2      266,061,730          3       266,061,733     741,714      265,320,019      266,061,733
American Funds Growth Fund Class 3      193,645,942         (4)      193,645,938   4,945,401      188,700,537      193,645,938
American Funds Growth- Income Fund
  Class 2                               266,504,453      1,338       266,505,791     854,819      265,650,972      266,505,791
American Funds Growth- Income Fund
  Class 3                               161,492,915         --       161,492,915   5,348,442      156,144,473      161,492,915
American Funds High- Income Bond
  Fund Class 3                           11,609,844         --        11,609,844     405,107       11,204,737       11,609,844
American Funds International Fund
  Class 3                                31,581,887          1        31,581,888     400,810       31,181,078       31,581,888
American Funds US Government
  AAA-Rated Securities Fund Class 3      10,978,306         --        10,978,306     260,930       10,717,376       10,978,306
AST Asset Allocation Portfolio
  Class 1                                94,888,244    (56,459)       94,831,785   1,499,544       93,332,241       94,831,785
AST Asset Allocation Portfolio
  Class 2                                 5,746,646         --         5,746,646      24,270        5,722,376        5,746,646
AST Asset Allocation Portfolio
  Class 3                                34,297,517       (110)       34,297,407     109,694       34,187,713       34,297,407
AST Capital Appreciation Portfolio
  Class 1                               284,724,319     (2,464)      284,721,855   1,856,962      282,864,893      284,721,855
AST Capital Appreciation Portfolio
  Class 2                                45,450,170         --        45,450,170     191,826       45,258,344       45,450,170
AST Capital Appreciation Portfolio
  Class 3                               426,888,485     34,384       426,922,869     816,436      426,106,433      426,922,869
AST Government and Quality Bond
  Portfolio Class 1                      70,011,245      3,409        70,014,654     853,505       69,161,149       70,014,654
AST Government and Quality Bond
  Portfolio Class 2                      29,886,353         (4)       29,886,349     297,660       29,588,689       29,886,349
AST Government and Quality Bond
  Portfolio Class 3                     517,421,769     61,051       517,482,820     405,004      517,077,816      517,482,820
AST Growth Portfolio Class 1             67,831,736     (9,047)       67,822,689     538,341       67,284,348       67,822,689
AST Growth Portfolio Class 2             18,719,395         --        18,719,395      28,858       18,690,537       18,719,395
AST Growth Portfolio Class 3             89,410,558       (211)       89,410,347     500,463       88,909,884       89,410,347
AST Multi-Asset Portfolio Class 3            83,287     24,361           107,648          --          107,648          107,648
AST Natural Resources Portfolio
  Class 1                                20,531,551        306        20,531,857      55,179       20,476,678       20,531,857
AST Natural Resources Portfolio
  Class 2                                 5,118,355         --         5,118,355       8,732        5,109,623        5,118,355
AST Natural Resources Portfolio
  Class 3                                66,749,315       (115)       66,749,200     141,819       66,607,381       66,749,200
BLK Global Allocation VI Fund             2,036,288         --         2,036,288          --        2,036,288        2,036,288
BLK iShares Alt Strategies VI Fund          630,022          5           630,027          --          630,027          630,027
BLK iShares Dynamic Allocation VI
  Fund                                      288,623         --           288,623          --          288,623          288,623
BLK iShares Dynamic Fixed Income
  VI Fund                                    49,112         --            49,112          --           49,112           49,112
BLK iShares Equity Appreciation VI
  Fund                                       91,274         --            91,274          --           91,274           91,274
Columbia VP Asset Allocation Fund
  Class 1                                   771,994         --           771,994          --          771,994          771,994
Columbia VP -Dividend Opportunity
  Fund Class 1                            1,848,927         --         1,848,927          --        1,848,927        1,848,927
Columbia VP -Emerging Markets Bond
  Fund Class 2                                1,916         --             1,916          --            1,916            1,916
Columbia VP Income Opportunities
  Fund Class 1                           12,963,942        (86)       12,963,856      14,665       12,949,191       12,963,856
Columbia VP -Limited Duration
  Credit Fund Class 2                        90,115         --            90,115          --           90,115           90,115
Columbia VP Marsico 21st Century
  Fund Class 1                            1,016,555         --         1,016,555          --        1,016,555        1,016,555
Columbia VP Marsico Focused
  Equities Fund Class 1                  26,649,652         (8)       26,649,644     109,595       26,540,049       26,649,644
Columbia VP Marsico Growth Fund
  Class 1                                 1,704,995         (1)        1,704,994          --        1,704,994        1,704,994
Columbia VP Marsico International
  Opportunities Fund Class 2              1,448,271         --         1,448,271          --        1,448,271        1,448,271
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                  443,287         --           443,287          --          443,287          443,287
Columbia VP Small Company Growth
  Fund Class 1                              718,921         --           718,921          --          718,921          718,921
Franklin Income Securities Fund
  Class 2                               140,066,715      9,242       140,075,957     103,365      139,972,592      140,075,957
Franklin Strategic Income VIP Fund          541,942         --           541,942          --          541,942          541,942
Franklin Templeton VIP Founding
  Funds Allocations Fund Class 2         48,202,274       (267)       48,202,007          --       48,202,007       48,202,007
GS VIT Global Markets Navigator Fd
  SVC                                        39,641         --            39,641          --           39,641           39,641
GS VIT Multi-Strategy Alt Port
  Advisor                                   495,129         --           495,129          --          495,129          495,129
GS VIT Strategic Income Fund
  Advisor                                   179,962         --           179,962          --          179,962          179,962
Invesco V.I. Balanced-Risk
  Allocation Fd                             233,043         --           233,043          --          233,043          233,043
Invesco VI American Franchise Fund
  Series II                              17,915,186        (56)       17,915,130     223,645       17,691,485       17,915,130
Invesco VI Comstock Fund Series II      319,150,324   (238,829)      318,911,495     193,809      318,717,686      318,911,495
Invesco VI Growth and Income Fund
  Series II                             453,813,890     (1,666)      453,812,224     430,742      453,381,482      453,812,224
Ivy Funds VIP Asset Strategy                289,994         --           289,994          --          289,994          289,994
Lord Abbett Fundamental Equity              170,491          1           170,492          --          170,492          170,492
Lord Abbett Growth and Income
  Portfolio Class VC                 206,593,936.00       1.00    206,593,937.00  514,361.24   206,079,575.76   206,593,937.00
Lord Abbett Mid Cap Stock
  Portfolio Class VC                     19,054,999         22        19,055,021      45,714       19,009,307       19,055,021
Lord Abbett Series Fund Bond
  Debenture                                 436,149         --           436,149          --          436,149          436,149
Lord Abbett Series Fund Short
  Duration                                  903,380          1           903,381          --          903,381          903,381
Morgan Stanley UIF Global
  Infrastructure                            377,895         --           377,895          --          377,895          377,895
Neuberger Berman AMT Absolute
  Return Multi Mngr Portfolio               477,375         --           477,375          --          477,375          477,375
PIMCO All Asset Portfolio                    18,142         --            18,142          --           18,142           18,142
PIMCO Emerging Markets Bond
  Portfolio                                  41,143         --            41,143          --           41,143           41,143
PIMCO Unconstrained Bond Portfolio          361,075         --           361,075          --          361,075          361,075
Principal Diversified
  International Account Class 1             984,214         (1)          984,213     105,937          878,276          984,213
Principal Diversified
  International Account Class 2             381,699         (1)          381,698          --          381,698          381,698
Principal Equity Income Account
  Class 1                                13,742,464         (1)       13,742,463     183,164       13,559,299       13,742,463
Principal Equity Income Account
  Class 2                                 8,705,414         --         8,705,414          --        8,705,414        8,705,414
Principal Government & High
  Quality Bond Class 1                    2,956,911         --         2,956,911      17,834        2,939,077        2,956,911
Principal Government & High
  Quality Bond Class 2                      792,918         --           792,918          --          792,918          792,918
Principal Income Account Class 1          4,571,031         --         4,571,031       2,183        4,568,848        4,571,031
Principal Income Account Class 2          2,216,559          1         2,216,560     143,914        2,072,646        2,216,560
Principal LargeCap Growth Account
  Class 1                                   668,524         --           668,524          --          668,524          668,524
Principal LargeCap Growth Account
  Class 2                                   420,667         --           420,667          --          420,667          420,667
Principal Money Market Account
  Class 1                                   877,922         (1)          877,921         723          877,198          877,921
Principal Money Market Account
  Class 2                                   484,218         --           484,218      34,069          450,149          484,218
Principal PVC Capital Appreciation
  Account Class 1                        10,585,868         --        10,585,868     199,474       10,386,394       10,585,868
Principal PVC MidCap Blend Acct
  Class 1                                 1,947,924         --         1,947,924       5,511        1,942,413        1,947,924
Principal PVC MidCap Blend Acct
  Class 2                                   786,812         --           786,812          --          786,812          786,812
Principal PVC Principal Capital
  Appreciation Account Class 2            2,108,503         --         2,108,503          --        2,108,503        2,108,503
Principal PVC SmallCap Blend
  Account Class 1                           695,220         --           695,220       1,034          694,186          695,220
Principal Real Estate Securities
  Account Class 1                           459,360         --           459,360          --          459,360          459,360
Principal Real Estate Securities
  Account Class 2                           249,517         --           249,517          --          249,517          249,517
Principal SAM Balanced Portfolio
  Class 1                                34,164,666          2        34,164,668       2,429       34,162,239       34,164,668

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED
DECEMBER 31, 2015

                                                    Due from
                                                      (to)
                                                    American
                                                     General                  Contract                      Net assets
                                      Investment      Life                    owners -  Contract owners - attributable to
                                    securities - at Insurance                 annuity     accumulation    contract owner
Sub-accounts                          fair value     Company    Net Assets    reserves      reserves         reserves
----------------------------------  --------------- --------- -------------- ---------- ----------------- ---------------
Principal SAM Balanced Portfolio
  Class 2                           $   31,530,348  $      2  $   31,530,350 $   69,875  $   31,460,475   $   31,530,350
Principal SAM Conservative
  Balanced Portfolio Class 1             3,471,829        --       3,471,829      8,178       3,463,651        3,471,829
Principal SAM Conservative
  Balanced Portfolio Class 2             4,201,520        (1)      4,201,519         --       4,201,519        4,201,519
Principal SAM Conservative Growth
  Portfolio Class 1                     17,274,371        --      17,274,371     56,024      17,218,347       17,274,371
Principal SAM Conservative Growth
  Portfolio Class 2                     18,070,800        (1)     18,070,799         --      18,070,799       18,070,799
Principal SAM Flexible Income
  Portfolio Class 1                      7,000,546         1       7,000,547     22,812       6,977,735        7,000,547
Principal SAM Flexible Income
  Portfolio Class 2                      6,718,551        (1)      6,718,550    119,142       6,599,408        6,718,550
Principal SAM Strategic Growth
  Portfolio Class 1                      4,220,271        --       4,220,271     48,759       4,171,512        4,220,271
Principal SAM Strategic Growth
  Portfolio Class 2                      7,082,677        (1)      7,082,676         --       7,082,676        7,082,676
Principal Short-Term Income
  Account Class 1                          692,343        --         692,343      3,194         689,149          692,343
Principal Short-Term Income
  Account Class 2                          666,760        --         666,760         --         666,760          666,760
PVC SmallCap Blend Account Class 2         380,420        --         380,420         --         380,420          380,420
SAST Aggressive Growth Portfolio
  Class 1                               22,880,000    23,971      22,903,971    262,425      22,641,546       22,903,971
SAST Aggressive Growth Portfolio
  Class 2                                3,085,053        --       3,085,053        208       3,084,845        3,085,053
SAST Aggressive Growth Portfolio
  Class 3                               24,105,187        (9)     24,105,178     12,341      24,092,837       24,105,178
SAST Alliance Growth Portfolio
  Class 1                              171,218,640   (92,747)    171,125,893  1,094,047     170,031,846      171,125,893
SAST Alliance Growth Portfolio
  Class 2                               19,731,723         1      19,731,724     25,573      19,706,151       19,731,724
SAST Alliance Growth Portfolio
  Class 3                              109,017,123        (9)    109,017,114    214,800     108,802,314      109,017,114
SAST American Funds Asset
  Allocation Portfolio Class 3         188,723,724   124,183     188,847,907    219,902     188,628,005      188,847,907
SAST American Funds Global Growth
  Portfolio Class 3                    393,522,261    59,613     393,581,874    156,889     393,424,985      393,581,874
SAST American Funds Growth
  Portfolio Class 3                    291,179,702   263,042     291,442,744    111,447     291,331,297      291,442,744
SAST American Funds Growth- Income
  Portfolio Class 3                    227,682,745   111,264     227,794,009    259,764     227,534,245      227,794,009
SAST Balanced Portfolio Class 1         42,403,163       137      42,403,300    579,786      41,823,514       42,403,300
SAST Balanced Portfolio Class 2          7,482,921        --       7,482,921     42,340       7,440,581        7,482,921
SAST Balanced Portfolio Class 3         93,203,769       (57)     93,203,712     78,516      93,125,196       93,203,712
SAST Blue Chip Growth Portfolio
  Class 1                                7,561,300         1       7,561,301     65,197       7,496,104        7,561,301
SAST Blue Chip Growth Portfolio
  Class 2                                2,823,588        --       2,823,588         --       2,823,588        2,823,588
SAST Blue Chip Growth Portfolio
  Class 3                               87,975,308    41,189      88,016,497     16,481      88,000,016       88,016,497
SAST Capital Growth Portfolio
  Class 1                                4,952,354         1       4,952,355     11,380       4,940,975        4,952,355
SAST Capital Growth Portfolio
  Class 2                                1,446,720        --       1,446,720         --       1,446,720        1,446,720
SAST Capital Growth Portfolio
  Class 3                               39,523,362       410      39,523,772     28,475      39,495,297       39,523,772
SAST Cash Management Portfolio
  Class 1                               32,484,487       579      32,485,066    117,017      32,368,049       32,485,066
SAST Cash Management Portfolio
  Class 2                                8,217,322         1       8,217,323     20,904       8,196,419        8,217,323
SAST Cash Management Portfolio
  Class 3                              174,085,068   (50,624)    174,034,444    866,932     173,167,512      174,034,444
SAST Corporate Bond Portfolio
  Class 1                               59,827,714        76      59,827,790    616,385      59,211,405       59,827,790
SAST Corporate Bond Portfolio
  Class 2                               17,549,162        (2)     17,549,160    640,322      16,908,838       17,549,160
SAST Corporate Bond Portfolio
  Class 3                              576,674,297    94,562     576,768,859    392,089     576,376,770      576,768,859
SA Legg Mason BW Large Cap Value
  Class 1                              337,295,855    23,266     337,319,121  1,940,048     335,379,073      337,319,121
SA Legg Mason BW Large Cap Value
  Class 2                               46,791,095         1      46,791,096    160,782      46,630,314       46,791,096
SA Legg Mason BW Large Cap Value
  Class 3                              415,660,009   274,251     415,934,260    416,953     415,517,307      415,934,260
SAST Dogs of Wall Street Portfolio
  Class 1                               24,244,410         3      24,244,413    226,003      24,018,410       24,244,413
SAST Dogs of Wall Street Portfolio
  Class 2                                6,003,521        --       6,003,521     62,009       5,941,512        6,003,521
SAST Dogs of Wall Street Portfolio
  Class 3                               86,951,714   268,826      87,220,540     14,209      87,206,331       87,220,540
SAST Dynamic Allocation
  Portfolio Class 3                  8,639,908,612   (17,131)  8,639,891,481     83,152   8,639,808,329    8,639,891,481
SAST Emerging Markets Portfolio
  Class 1                               19,254,259       990      19,255,249     65,809      19,189,440       19,255,249
SAST Emerging Markets Portfolio
  Class 2                                3,802,798        --       3,802,798     12,199       3,790,599        3,802,798
SAST Emerging Markets Portfolio
  Class 3                              114,999,357    11,582     115,010,939     56,441     114,954,498      115,010,939
SAST Equity Opportunities
  Portfolio Class 1                     26,677,139       193      26,677,332    378,005      26,299,327       26,677,332
SAST Equity Opportunities
  Portfolio Class 2                      4,563,032        --       4,563,032     16,401       4,546,631        4,563,032
SAST Equity Opportunities
  Portfolio Class 3                     47,228,252    31,463      47,259,715     32,609      47,227,106       47,259,715
SAST Foreign Value Portfolio Class
  2                                     15,361,547         2      15,361,549     96,779      15,264,770       15,361,549
SAST Foreign Value Portfolio Class
  3                                    414,533,055    23,436     414,556,491    202,332     414,354,160      414,556,491
SAST Fundamental Growth
  Portfolio Class 1                     38,922,955       321      38,923,276    342,880      38,580,396       38,923,276
SAST Fundamental Growth
  Portfolio Class 2                      2,351,698        --       2,351,698        274       2,351,424        2,351,698
SAST Fundamental Growth
  Portfolio Class 3                     61,636,530      (282)     61,636,248     51,024      61,585,224       61,636,248
SAST Global Bond Portfolio Class 1      24,923,958        54      24,924,012    203,607      24,720,405       24,924,012
SAST Global Bond Portfolio Class 2       5,495,172        --       5,495,172      8,883       5,486,289        5,495,172
SAST Global Bond Portfolio Class 3     192,126,108    46,425     192,172,533    112,120     192,060,413      192,172,533
SAST Global Equities Portfolio
  Class 1                               41,566,092   (36,198)     41,529,894    215,539      41,314,355       41,529,894
SAST Global Equities Portfolio
  Class 2                                4,181,865        --       4,181,865     15,586       4,166,279        4,181,865
SAST Global Equities Portfolio
  Class 3                               31,044,313        25      31,044,338     27,451      31,016,887       31,044,338
SAST Growth Opportunities
  Portfolio Class 1                      7,991,488        --       7,991,488     21,153       7,970,335        7,991,488
SAST Growth Opportunities
  Portfolio Class 2                      3,013,929        --       3,013,929     11,625       3,002,304        3,013,929
SAST Growth Opportunities
  Portfolio Class 3                    143,144,479      (654)    143,143,825     61,710     143,082,115      143,143,825
SAST Growth-Income Portfolio Class
  1                                    120,413,734       112     120,413,846  1,297,162     119,116,684      120,413,846
SAST Growth-Income Portfolio Class
  2                                      8,925,660         1       8,925,661     47,200       8,878,461        8,925,661
SAST Growth-Income Portfolio Class
  3                                    121,908,772    55,538     121,964,310    154,362     121,809,948      121,964,310
SAST High-Yield Bond Portfolio
  Class 1                               39,986,486       537      39,987,023    313,435      39,673,588       39,987,023
SAST High-Yield Bond Portfolio
  Class 2                                8,631,971         1       8,631,972     40,812       8,591,160        8,631,972
SAST High-Yield Bond Portfolio
  Class 3                              107,039,532    16,678     107,056,210     96,574     106,959,636      107,056,210
SAST International Diversified
  Equities Portfolio Class 1            31,856,396       839      31,857,235    292,580      31,564,655       31,857,235
SAST International Diversified
  Equities Portfolio Class 2            12,117,411         1      12,117,412     25,679      12,091,733       12,117,412
SAST International Diversified
  Equities Portfolio Class 3           125,539,501    38,020     125,577,521    135,997     125,441,524      125,577,521
SAST International Growth and
  Income Portfolio Class 1              30,684,104     2,506      30,686,610    265,817      30,420,793       30,686,610
SAST International Growth and
  Income Portfolio Class 2               5,482,966        --       5,482,966     17,367       5,465,599        5,482,966
SAST International Growth and
  Income Portfolio Class 3             126,608,442      (670)    126,607,772    119,503     126,488,269      126,607,772
SAST Marsico Focused Growth
  Portfolio Class 1                     12,762,757        --      12,762,757     22,037      12,740,720       12,762,757
SAST Marsico Focused Growth
  Portfolio Class 2                     11,070,321         1      11,070,322     40,367      11,029,955       11,070,322
SAST Marsico Focused Growth
  Portfolio Class 3                    103,848,874    21,494     103,870,368      1,115     103,869,253      103,870,368
SAST MFS Massachusetts Investors
  Trust Portfolio Class 1               47,894,395     1,586      47,895,981    302,151      47,593,830       47,895,981
SAST MFS Massachusetts Investors
  Trust Portfolio Class 2                9,141,034        (1)      9,141,033     11,737       9,129,296        9,141,033
SAST MFS Massachusetts Investors
  Trust Portfolio Class 3              252,137,359    66,484     252,203,843     71,891     252,131,952      252,203,843

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED
DECEMBER 31, 2015


                                                         Due from
                                                           (to)
                                                         American
                                                          General                 Contract                     Net assets
                                           Investment      Life                   owners - Contract owners - attributable to
                                         securities - at Insurance                annuity    accumulation    contract owner
Sub-accounts                               fair value     Company    Net Assets   reserves     reserves         reserves
---------------------------------------- --------------- --------- -------------- -------- ----------------- ---------------
SAST MFS Total Return Portfolio Class 1  $  114,446,044  $  4,952  $  114,450,996 $681,206  $  113,769,790   $  114,450,996
SAST MFS Total Return Portfolio Class 2      32,707,583        (1)     32,707,582  116,329      32,591,253       32,707,582
SAST MFS Total Return Portfolio Class 3     165,024,129      (141)    165,023,988  287,479     164,736,509      165,023,988
SAST Mid-Cap Growth Portfolio Class 1        33,854,960     1,195      33,856,155  217,304      33,638,851       33,856,155
SAST Mid-Cap Growth Portfolio Class 2        14,230,012        --      14,230,012   12,125      14,217,887       14,230,012
SAST Mid-Cap Growth Portfolio Class 3       109,888,941      (261)    109,888,680   49,661     109,839,019      109,888,680
SAST Protected Asset Allocation SAST
  Portfolio Class 3                         647,901,801      (777)    647,901,024       --     647,901,024      647,901,024
SAST Real Estate Portfolio Class 1           28,630,914     6,478      28,637,392  150,897      28,486,495       28,637,392
SAST Real Estate Portfolio Class 2            7,131,461        --       7,131,461   24,243       7,107,218        7,131,461
SAST Real Estate Portfolio Class 3          198,551,101    14,458     198,565,559  145,018     198,420,541      198,565,559
SAST Small & Mid Cap Value Portfolio
  Class 2                                    14,107,676        --      14,107,676   15,291      14,092,385       14,107,676
SAST Small & Mid Cap Value Portfolio
  Class 3                                   406,856,235    15,361     406,871,596  379,374     406,492,222      406,871,596
SAST Small Company Value Portfolio
  Class 3                                   170,621,890    17,526     170,639,416   46,466     170,592,950      170,639,416
SAST SunAmerica Dynamic Strategy
  Portfolio Class 3                       5,452,253,778   233,229   5,452,487,007   40,821   5,452,446,186    5,452,487,007
SAST Technology Portfolio Class 1            10,523,043        --      10,523,043   14,125      10,508,918       10,523,043
SAST Technology Portfolio Class 2             3,253,073        --       3,253,073    6,322       3,246,751        3,253,073
SAST Technology Portfolio Class 3            35,845,054        (1)     35,845,053  128,108      35,716,945       35,845,053
SAST Telecom Utility Portfolio Class 1       11,799,120      (285)     11,798,835  119,005      11,679,830       11,798,835
SAST Telecom Utility Portfolio Class 2        1,464,651        (2)      1,464,649   13,309       1,451,340        1,464,649
SAST Telecom Utility Portfolio Class 3       22,273,773       (20)     22,273,753   13,018      22,260,735       22,273,753
SAST Total Return Bond Portfolio Class 1     42,470,083    (5,857)     42,464,226  521,140      41,943,086       42,464,226
SAST Total Return Bond Portfolio Class 2      7,888,184        --       7,888,184   12,519       7,875,665        7,888,184
SAST Total Return Bond Portfolio Class 3    674,251,184    81,677     674,332,861  235,637     674,097,224      674,332,861
SAST VCP Total Return Balanced
  Portfolio Class 3                         509,232,179    13,975     509,246,154       --     509,246,154      509,246,154
SAST VCP Value Portfolio Class 3            642,097,590   170,325     642,267,915       --     642,267,915      642,267,915
SST Allocation Balanced
  Portfolio Class 3                         133,910,039       (16)    133,910,023       --     133,910,023      133,910,023
SST Allocation Growth Portfolio Class 3      26,621,588       (55)     26,621,533       --      26,621,533       26,621,533
SST Allocation Moderate Growth
  Portfolio Class 3                         193,360,933    17,160     193,378,093       --     193,378,093      193,378,093
SST Allocation Moderate
  Portfolio Class 3                         181,300,388      (655)    181,299,733  340,514     180,959,219      181,299,733
SST Asset Allocation Diversified Growth
  Portfolio Class 3                             124,614        --         124,614       --         124,614          124,614
SST Diversified Fixed Income Portfolio
  Class 3                                        68,204        --          68,204       --          68,204           68,204
SST Focus Growth Portfolio Class 3               28,645        --          28,645       --          28,645           28,645
SST Focus Value Portfolio Class 3                45,264        --          45,264       --          45,264           45,264
SST International Equity Portfolio
  Class 3                                       216,388        --         216,388       --         216,388          216,388
SST Large Cap Growth Portfolio Class 3           87,329        --          87,329       --          87,329           87,329
SST Large Cap Value Portfolio Class 3           104,117        --         104,117       --         104,117          104,117
SST Mid Cap Growth Portfolio Class 3            291,101        --         291,101       --         291,101          291,101
SST Mid Cap Value Portfolio Class 3             221,893        --         221,893       --         221,893          221,893
SST Real Return Portfolio Class 3           291,218,396      (887)    291,217,509   36,312     291,181,197      291,217,509
SST Small Cap Portfolio Class 3                 103,625        --         103,625       --         103,625          103,625
SST Stock Portfolio Class 3                     279,173        --         279,173       --         279,173          279,173
VALIC Company I International Equities
  Index Fund                                  1,611,014        --       1,611,014       --       1,611,014        1,611,014
VALIC Company I Mid Cap Index Fund            1,535,269        --       1,535,269       --       1,535,269        1,535,269
VALIC Company I Nasdaq-100 Index Fund           935,960         1         935,961       --         935,961          935,961
VALIC Company I Small Cap Index Fund          1,601,639        --       1,601,639       --       1,601,639        1,601,639
VALIC Company I Stock Index Fund              5,647,279        --       5,647,279       --       5,647,279        5,647,279

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2015

                                   Mortality and                                               Net change in
                                    expense risk                               Capital gain     unrealized         Increase
                        Dividends       and            Net       Net realized  distributions   appreciation    (decrease) in net
                       from mutual administrative  investment   gain (loss) on  from mutual  (depreciation) of assets resulting
Sub-accounts              funds       charges     income (loss)  investments       funds        investments     from operations
---------------------- ----------- -------------- ------------- -------------- ------------- ----------------- -----------------
AFIS - Capital Income
  Builder              $     9,419  $    (3,708)   $     5,711   $       (148)  $        --    $     (25,531)    $    (19,968)
American Funds Asset
  Allocation Fund
  Class 2                1,078,384   (1,040,327)        38,057      2,840,785     4,860,328       (7,789,594)         (50,424)
American Funds Asset
  Allocation Fund
  Class 3                  629,550     (498,668)       130,882      1,111,723     2,701,962       (3,879,914)          64,653
American Funds Cash
  Management Fund
  Class 3                       --      (82,713)       (82,713)       (41,421)           --           13,123         (111,011)
American Funds Global
  Growth Fund Class 2    2,062,444   (3,330,371)    (1,267,927)    11,418,805    20,445,461      (18,866,051)      11,730,272
American Funds Growth
  Fund Class 2           1,655,490   (4,551,709)    (2,896,219)    17,327,168    59,808,246      (58,897,041)      15,342,154
American Funds Growth
  Fund Class 3           1,310,826   (2,673,526)    (1,362,700)     5,843,238    42,039,621      (35,223,517)      11,296,642
American Funds
  Growth- Income Fund
  Class 2                3,670,569   (4,664,569)      (994,000)    17,923,558    43,573,466      (59,999,804)         503,220
American Funds
  Growth- Income Fund
  Class 3                2,297,652   (2,294,169)         3,483      5,483,961    25,509,241      (30,258,032)         738,653
American Funds High-
  Income Bond Fund
  Class 3                  741,707     (189,437)       552,270       (274,136)           --       (1,371,863)      (1,093,729)
American Funds
  International Fund
  Class 3                  539,869     (476,367)        63,502        432,843     2,059,991       (4,349,926)      (1,793,590)
American Funds US
  Government AAA-
  Rated Securities
  Fund Class 3             167,713     (155,308)        12,405          4,423        97,699          (67,632)          46,895
AST Asset Allocation
  Portfolio Class 1      3,007,949   (1,591,553)     1,416,396      2,886,113    10,384,503      (17,805,092)      (3,118,080)
AST Asset Allocation
  Portfolio Class 2        172,649     (103,897)        68,752        211,029       632,206       (1,126,820)        (214,833)
AST Asset Allocation
  Portfolio Class 3        988,185     (572,347)       415,838      1,480,414     3,721,937       (6,915,182)      (1,296,993)
AST Capital
  Appreciation
  Portfolio Class 1             --   (4,599,558)    (4,599,558)    12,309,561    48,147,371      (34,795,025)      21,062,349
AST Capital
  Appreciation
  Portfolio Class 2             --     (766,031)      (766,031)     3,017,872     7,881,554       (6,735,850)       3,397,545
AST Capital
  Appreciation
  Portfolio Class 3             --   (7,034,934)    (7,034,934)    24,105,601    75,145,930      (61,872,795)      30,343,802
AST Government and
  Quality Bond
  Portfolio Class 1      1,113,854   (1,152,501)       (38,647)       130,431       262,552       (1,060,351)        (706,015)
AST Government and
  Quality Bond
  Portfolio Class 2        428,244     (517,624)       (89,380)        64,196       114,563         (445,044)        (355,665)
AST Government and
  Quality Bond
  Portfolio Class 3      6,857,271   (8,395,212)    (1,537,941)      (855,048)    1,947,023       (6,126,534)      (6,572,500)
AST Growth Portfolio
  Class 1                  459,107   (1,156,234)      (697,127)     4,566,113    10,185,387      (14,845,436)        (791,063)
AST Growth Portfolio
  Class 2                   88,100     (326,714)      (238,614)     1,529,713     2,751,848       (4,244,828)        (201,881)
AST Growth Portfolio
  Class 3                  324,966   (1,543,300)    (1,218,334)     6,182,924    13,159,117      (19,352,316)      (1,228,609)
AST Multi-Asset
  Portfolio Class 3            403         (496)           (93)           (66)        8,444          (12,614)          (4,329)
AST Natural Resources
  Portfolio Class 1        395,043     (403,000)        (7,957)    (4,771,296)           --       (1,494,667)      (6,273,920)
AST Natural Resources
  Portfolio Class 2         82,900     (106,993)       (24,093)    (1,402,260)           --         (113,009)      (1,539,362)
AST Natural Resources
  Portfolio Class 3        881,585   (1,211,652)      (330,067)   (12,956,137)           --       (4,799,996)     (18,086,200)
BLK Global Allocation
  VI Fund                   14,459       (5,924)         8,535         (1,750)      106,931         (125,259)         (11,543)
BLK iShares Alt
  Strategies VI Fund        17,831       (3,423)        14,408           (479)           --          (33,463)         (19,534)
BLK iShares Dynamic
  Allocation VI Fund         5,150       (2,028)         3,122           (104)           --          (20,826)         (17,808)
BLK iShares Dynamic
  Fixed Income VI Fund         858         (277)           581             (7)           --           (1,476)            (902)
BLK iShares Equity
  Appreciation VI Fund       1,522         (704)           818            (42)           --          (11,085)         (10,309)
Columbia VP Asset
  Allocation Fund
  Class 1                   16,354      (12,158)         4,196         17,499        82,764         (107,290)          (2,831)
Columbia VP -Dividend
  Opportunity Fund
  Class 1                       --      (31,705)       (31,705)        98,423            --         (152,631)         (85,913)
Columbia VP -Emerging
  Markets Bond Fund
  Class 2                       --           (7)            (7)            --            --              (11)             (18)
Columbia VP Income
  Opportunities Fund
  Class 1                1,326,532     (236,050)     1,090,482       (203,099)      127,123       (1,317,844)        (303,338)
Columbia VP -Limited
  Duration Credit
  Fund Class 2                  --         (401)          (401)          (241)           --           (1,740)          (2,382)
Columbia VP Marsico
  21st Century Fund
  Class 1                       --      (17,701)       (17,701)        37,073       207,284         (225,815)             841
Columbia VP Marsico
  Focused Equities
  Fund Class 1              45,512     (478,067)      (432,555)       496,605     4,348,821       (4,077,398)         335,473
Columbia VP Marsico
  Growth Fund Class 1        2,021      (30,504)       (28,483)       157,279       231,854         (342,610)          18,040
Columbia VP Marsico
  International
  Opportunities Fund
  Class 2                    4,533      (25,837)       (21,304)        72,144            --          (63,412)         (12,572)
Columbia VP Mid Cap
  Growth Opportunity
  Fund Class 1                  --       (7,393)        (7,393)        19,845            --            6,576           19,028
Columbia VP Small
  Company Growth Fund
  Class 1                       --      (13,821)       (13,821)       113,984        42,836         (108,143)          34,856
Franklin Income
  Securities Fund
  Class 2                7,198,499   (2,368,751)     4,829,748      1,756,222            --      (19,786,428)     (13,200,458)
Franklin Strategic
  Income VIP Fund           17,321       (3,604)        13,717           (718)        4,600          (40,353)         (22,754)
Franklin Templeton
  VIP Founding Funds
  Allocations Fund
  Class 2                1,584,393     (840,149)       744,244        189,431        86,635       (5,049,346)      (4,029,036)
GS VIT Global Markets
  Navigator Fd SVC              35          (71)           (36)           (14)          873           (1,425)            (602)
GS VIT Multi-Strategy
  Alt Port Advisor           8,969       (2,445)         6,524            (10)          712          (25,554)         (18,328)
GS VIT Strategic
  Income Fund Advisor        1,727         (318)         1,409            (19)           --           (2,989)          (1,599)
Invesco V.I.
  Balanced- Risk
  Allocation Fd              3,176         (701)         2,475           (179)        7,159          (16,098)          (6,643)
Invesco VI American
  Franchise Fund
  Series II                     --     (290,694)      (290,694)     2,173,728       100,915       (1,416,289)         567,660
Invesco VI Comstock
  Fund Series II         5,694,289   (5,412,609)       281,680     22,721,492       940,407      (50,099,034)     (26,155,455)
Invesco VI Growth and
  Income Fund Series
  II                    12,467,123   (7,718,537)     4,748,586     21,487,005    72,948,927     (121,845,579)     (22,661,061)
Ivy Funds VIP Asset
  Strategy                     303       (1,721)        (1,418)        (1,486)       14,550          (35,194)         (23,548)
Lord Abbett
  Fundamental Equity         2,035         (467)         1,568            (26)       10,718          (18,231)          (5,971)
Lord Abbett Growth
  and Income
  Portfolio Class VC     2,645,396   (3,546,877)      (901,481)    13,653,821    11,324,388      (33,787,038)      (9,710,310)
Lord Abbett Mid Cap
  Stock Portfolio
  Class VC                 116,614     (329,029)      (212,415)     1,257,947     1,201,120       (3,294,177)      (1,047,525)
Lord Abbett Series
  Fund Bond Debenture       17,917       (1,430)        16,487           (648)          554          (30,475)         (14,082)
Lord Abbett Series
  Fund Short Duration       21,194       (2,592)        18,602           (154)           --          (25,843)          (7,395)
Morgan Stanley UIF
  Global
  Infrastructure             1,736       (1,756)           (20)          (826)       11,495          (43,763)         (33,114)
Neuberger Berman AMT
  Absolute Return
  Multi Mngr Portfolio          --       (2,595)        (2,595)           117         3,674          (26,092)         (24,896)
PIMCO All Asset
  Portfolio                    577         (115)           462             (7)           --           (2,310)          (1,855)
PIMCO Emerging
  Markets Bond
  Portfolio                  1,267         (317)           950            (36)          219           (3,969)          (2,836)
PIMCO Unconstrained
  Bond Portfolio             8,630       (1,700)         6,930         (2,418)           87          (11,674)          (7,075)
Principal Diversified
  International
  Account Class 1           27,655      (15,781)        11,874         11,893            --          (40,914)         (17,147)
Principal Diversified
  International
  Account Class 2            9,071       (6,799)         2,272         16,248            --          (23,639)          (5,119)
Principal Equity
  Income Account
  Class 1                  371,456     (228,084)       143,372        757,918            --       (1,712,771)        (811,481)
Principal Equity
  Income Account
  Class 2                  210,484     (153,871)        56,613        531,518            --       (1,118,318)        (530,187)
Principal
  Government & High
  Quality Bond Class 1      99,363      (46,423)        52,940          1,380         4,021          (80,271)         (21,930)
Principal
  Government & High
  Quality Bond Class 2      26,173      (13,293)        12,880            589         1,100          (21,876)          (7,307)
Principal Income
  Account Class 1          212,233      (72,442)       139,791         39,815            --         (279,947)        (100,341)
Principal Income
  Account Class 2           98,003      (38,924)        59,079         44,450            --         (158,121)         (54,592)
Principal LargeCap
  Blend Account II
  Class 1                   26,480       (7,949)        18,531        191,653       454,054         (665,623)          (1,385)
Principal LargeCap
  Blend Account II
  Class 2                    6,626       (2,831)         3,795         86,985       146,960         (235,048)           2,692
Principal LargeCap
  Growth Account
  Class 1                    1,023      (11,860)       (10,837)        63,993            --          (17,419)          35,737
Principal LargeCap
  Growth Account
  Class 2                       --       (6,970)        (6,970)        22,020            --           (1,322)          13,728
Principal Money
  Market Account
  Class 1                       --      (15,040)       (15,040)            --            --               --          (15,040)
Principal Money
  Market Account
  Class 2                       --       (9,027)        (9,027)            --            --               --           (9,027)
Principal PVC Capital
  Appreciation
  Account Class 1           27,811     (157,379)      (129,568)        83,975       195,961         (105,257)          45,111
Principal PVC MidCap
  Blend Acct Class 1        10,878      (32,475)       (21,597)       136,664       222,658         (324,856)          12,869
Principal PVC MidCap
  Blend Acct Class 2         1,936      (11,587)        (9,651)        37,832        73,934          (98,122)           3,993
Principal PVC
  Principal Capital
  Appreciation
  Account Class 2              801      (33,712)       (32,911)        29,325        38,287          (31,259)           3,442
Principal PVC
  SmallCap Blend
  Account Class 1            3,015      (10,857)        (7,842)       185,286       140,086         (335,983)         (18,453)
Principal Real Estate
  Securities Account
  Class 1                    7,507       (7,529)           (22)        71,885        15,297          (77,766)           9,394
Principal Real Estate
  Securities Account
  Class 2                    3,907       (4,243)          (336)        27,221         8,189          (28,509)           6,565
Principal SAM
  Balanced Portfolio
  Class 1                1,056,032     (563,685)       492,347        487,977     2,708,076       (4,467,276)        (778,876)
Principal SAM
  Balanced Portfolio
  Class 2                  902,999     (543,105)       359,894        614,532     2,533,673       (4,332,801)        (824,702)
Principal SAM
  Conservative
  Balanced Portfolio
  Class 1                  118,226      (54,753)        63,473         43,015       172,423         (358,194)         (79,283)
Principal SAM
  Conservative
  Balanced Portfolio
  Class 2                  144,186      (78,991)        65,195        119,407       225,804         (525,519)        (115,113)

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                Net change in
                                  Mortality and                                 Capital gain     unrealized         Increase
                      Dividends  expense risk and                 Net realized  distributions   appreciation    (decrease) in net
                     from mutual  administrative  Net investment gain (loss) on  from mutual  (depreciation) of assets resulting
Sub-accounts            funds        charges      income (loss)   investments       funds        investments     from operations
-------------------  ----------- ---------------- -------------- -------------- ------------- ----------------- -----------------
Principal SAM
  Conservative
  Growth Portfolio
  Class 1            $   412,780  $    (292,201)   $    120,579   $   618,455    $ 1,169,862    $  (2,351,701)    $    (442,805)
Principal SAM
  Conservative
  Growth Portfolio
  Class 2                381,942       (311,132)         70,810       573,227      1,208,854       (2,373,472)         (520,581)
Principal SAM
  Flexible Income
  Portfolio Class 1      263,972       (111,290)        152,682        58,378        178,755         (589,271)         (199,456)
Principal SAM
  Flexible Income
  Portfolio Class 2      241,378       (117,671)        123,707       129,178        174,374         (642,513)         (215,254)
Principal SAM
  Strategic Growth
  Portfolio Class 1       97,664        (67,081)         30,583       254,863        320,755         (712,971)         (106,770)
Principal SAM
  Strategic Growth
  Portfolio Class 2      170,057       (135,882)         34,175       263,422        622,290       (1,211,837)         (291,950)
Principal
  Short-Term Income
  Account Class 1         18,380        (10,917)          7,463         4,515             --          (17,380)           (5,402)
Principal
  Short-Term Income
  Account Class 2         18,193        (11,926)          6,267         2,858             --          (16,263)           (7,138)
Principal SmallCap
  Value Account I
  Class 1                  1,897           (795)          1,102        (4,089)        58,691          (53,619)            2,085
Principal SmallCap
  Value Account I
  Class 2                  1,360           (641)            719       (15,205)        43,674          (28,558)              630
PVC SmallCap Blend
  Account Class 2            707         (5,952)         (5,245)       83,390         71,787         (161,674)          (11,742)
SAST Aggressive
  Growth Portfolio
  Class 1                     --       (384,932)       (384,932)    1,223,552             --       (1,339,214)         (500,594)
SAST Aggressive
  Growth Portfolio
  Class 2                     --        (51,387)        (51,387)      164,492             --         (209,616)          (96,511)
SAST Aggressive
  Growth Portfolio
  Class 3                     --       (389,359)       (389,359)    2,469,909             --       (2,786,492)         (705,942)
SAST Alliance
  Growth Portfolio
  Class 1                221,950     (2,711,173)     (2,489,223)   12,393,284     16,900,677      (10,466,129)       16,338,609
SAST Alliance
  Growth Portfolio
  Class 2                     --       (320,015)       (320,015)    2,209,218      1,964,385       (1,978,818)        1,874,770
SAST Alliance
  Growth Portfolio
  Class 3                     --     (1,762,852)     (1,762,852)   12,498,339     10,933,040      (11,805,740)        9,862,787
SAST American Funds
  Asset Allocation
  Portfolio Class 3    2,540,240     (2,717,980)       (177,740)    7,282,907     13,976,937      (22,210,658)       (1,128,554)
SAST American Funds
  Global Growth
  Portfolio Class 3    3,696,177     (6,502,213)     (2,806,036)   26,388,900     64,261,276      (66,031,088)       21,813,052
SAST American Funds
  Growth Portfolio
  Class 3              2,673,782     (4,670,061)     (1,996,279)   21,956,844     25,434,965      (31,122,137)       14,273,393
SAST American Funds
  Growth- Income
  Portfolio Class 3    2,378,101     (3,692,423)     (1,314,322)   15,308,509     18,058,740      (32,604,318)         (551,391)
SAST Balanced
  Portfolio Class 1      770,129       (684,538)         85,591     1,668,404      3,274,233       (5,670,683)         (642,455)
SAST Balanced
  Portfolio Class 2      125,840       (133,378)         (7,538)      545,085        587,872       (1,266,088)         (140,669)
SAST Balanced
  Portfolio Class 3    1,465,663     (1,454,409)         11,254     6,256,594      7,136,525      (15,124,131)       (1,719,758)
SAST Blue Chip
  Growth Portfolio
  Class 1                 29,984       (120,883)        (90,899)      518,178        130,618         (339,352)          218,545
SAST Blue Chip
  Growth Portfolio
  Class 2                  6,895        (45,516)        (38,621)      167,193         48,047          (94,155)           82,464
SAST Blue Chip
  Growth Portfolio
  Class 3                161,645     (1,374,857)     (1,213,212)    5,069,598      1,529,829       (3,155,310)        2,230,905
SAST Capital Growth
  Portfolio Class 1        3,489        (76,776)        (73,287)      433,056        194,259         (359,564)          194,464
SAST Capital Growth
  Portfolio Class 2           --        (24,031)        (24,031)       95,950         60,376          (73,963)           58,332
SAST Capital Growth
  Portfolio Class 3           --       (666,701)       (666,701)    3,755,141      1,674,245       (3,274,602)        1,488,083
SAST Cash
  Management
  Portfolio Class 1           --       (539,913)       (539,913)     (110,015)            --           35,882          (614,046)
SAST Cash
  Management
  Portfolio Class 2           --       (143,205)       (143,205)      (36,102)            --            3,061          (176,246)
SAST Cash
  Management
  Portfolio Class 3           --     (2,427,033)     (2,427,033)     (695,776)            --          (32,379)       (3,155,188)
SAST Corporate Bond
  Portfolio Class 1    2,455,239     (1,005,848)      1,449,391     1,133,218        192,036       (4,430,595)       (1,655,950)
SAST Corporate Bond
  Portfolio Class 2      686,000       (305,191)        380,809       368,193         56,188       (1,336,573)         (531,383)
SAST Corporate Bond
  Portfolio Class 3   21,269,661     (9,514,339)     11,755,322     3,953,249      1,786,760      (35,267,203)      (17,771,872)
SA Legg Mason BW
  Large Cap Value
  Class 1              1,815,286     (5,635,665)     (3,820,379)   11,291,038     55,434,799      (62,907,154)           (1,696)
SA Legg Mason BW
  Large Cap Value
  Class 2                166,915       (801,149)       (634,234)    1,925,653      7,699,866       (9,054,320)          (63,035)
SA Legg Mason BW
  Large Cap Value
  Class 3              1,047,288     (7,100,004)     (6,052,716)   11,723,585     68,554,404      (75,686,719)       (1,461,446)
SAST Dogs of Wall
  Street Portfolio
  Class 1                479,218       (388,505)         90,713     1,522,617      1,653,902       (3,141,739)          125,493
SAST Dogs of Wall
  Street Portfolio
  Class 2                111,600       (100,885)         10,715       533,617        422,416         (947,015)           19,733
SAST Dogs of Wall
  Street Portfolio
  Class 3              1,522,121     (1,395,645)        126,476     6,637,198      5,954,635      (12,779,371)          (61,062)
SAST Dynamic
  Allocation
  Portfolio Class 3   85,412,847   (122,585,881)    (37,173,034)   16,088,282     68,252,435     (630,804,389)     (583,636,706)
SAST Emerging
  Markets Portfolio
  Class 1                395,458       (360,533)         34,925       404,396             --       (4,042,650)       (3,603,329)
SAST Emerging
  Markets Portfolio
  Class 2                 71,907        (72,921)         (1,014)       15,191             --         (721,859)         (707,682)
SAST Emerging
  Markets Portfolio
  Class 3              1,957,747     (1,990,550)        (32,803)      305,720             --      (20,011,688)      (19,738,771)
SAST Equity
  Opportunities
  Portfolio Class 1      161,149       (436,551)       (275,402)    1,970,509      1,202,760       (2,479,442)          418,425
SAST Equity
  Opportunities
  Portfolio Class 2       19,612        (75,781)        (56,169)      413,797        205,310         (504,100)           58,838
SAST Equity
  Opportunities
  Portfolio Class 3      178,182       (754,789)       (576,607)    3,721,184      2,110,903       (4,775,888)          479,592
SAST Foreign Value
  Portfolio Class 2      332,745       (276,729)         56,016       657,006             --       (1,588,823)         (875,801)
SAST Foreign Value
  Portfolio Class 3    8,498,912     (7,081,293)      1,417,619    13,854,732             --      (39,691,593)      (24,419,242)
SAST Fundamental
  Growth Portfolio
  Class 1                     --       (641,910)       (641,910)    1,650,829      7,055,335       (8,021,073)           43,181
SAST Fundamental
  Growth Portfolio
  Class 2                     --        (40,841)        (40,841)      194,174        430,872         (587,049)           (2,844)
SAST Fundamental
  Growth Portfolio
  Class 3                     --     (1,082,225)     (1,082,225)    5,573,407     11,759,646      (16,292,542)          (41,714)
SAST Global Bond
  Portfolio Class 1           --       (416,774)       (416,774)     (711,468)       116,808         (251,752)       (1,263,186)
SAST Global Bond
  Portfolio Class 2           --        (98,751)        (98,751)     (277,472)        26,584           37,496          (312,143)
SAST Global Bond
  Portfolio Class 3           --     (3,095,851)     (3,095,851)   (6,756,851)       870,822         (556,690)       (9,538,570)
SAST Global
  Equities
  Portfolio Class 1      639,575       (707,087)        (67,512)    2,312,141        101,107       (3,424,569)       (1,078,833)
SAST Global
  Equities
  Portfolio Class 2       55,934        (70,392)        (14,458)      226,233         10,015         (330,958)         (109,168)
SAST Global
  Equities
  Portfolio Class 3      390,968       (520,215)       (129,247)    1,965,441         75,169       (2,833,042)         (921,679)
SAST Growth
  Opportunities
  Portfolio Class 1           --       (139,369)       (139,369)      700,028      1,054,809       (1,788,912)         (173,444)
SAST Growth
  Opportunities
  Portfolio Class 2           --        (53,361)        (53,361)      171,892        402,585         (568,987)          (47,871)
SAST Growth
  Opportunities
  Portfolio Class 3           --     (2,436,924)     (2,436,924)   10,302,743     19,737,461      (29,122,981)       (1,519,701)
SAST Growth-Income
  Portfolio Class 1    2,250,939     (2,010,370)        240,569     7,516,108      4,817,283      (17,496,190)       (4,922,230)
SAST Growth-Income
  Portfolio Class 2      149,916       (149,301)            615       417,393        353,006       (1,140,875)         (369,861)
SAST Growth-Income
  Portfolio Class 3    1,974,684     (1,955,762)         18,922     5,730,732      4,835,015      (15,701,303)       (5,116,634)
SAST High-Yield
  Bond Portfolio
  Class 1              2,300,372       (731,470)      1,568,902      (250,012)            --       (3,689,667)       (2,370,777)
SAST High-Yield
  Bond Portfolio
  Class 2                483,388       (157,246)        326,142       205,727             --       (1,061,314)         (529,445)
SAST High-Yield
  Bond Portfolio
  Class 3              6,107,125     (1,950,687)      4,156,438    (1,134,366)            --       (9,716,031)       (6,693,959)
SAST International
  Diversified
  Equities
  Portfolio Class 1      693,993       (537,202)        156,791        55,469             --         (581,658)         (369,398)
SAST International
  Diversified
  Equities
  Portfolio Class 2      247,541       (212,931)         34,610       531,414             --         (653,035)          (87,011)
SAST International
  Diversified
  Equities
  Portfolio Class 3    2,382,555     (2,170,120)        212,435     2,479,789             --       (4,048,951)       (1,356,727)
SAST International
  Growth and Income
  Portfolio Class 1      870,025       (536,874)        333,151      (672,350)            --         (466,951)         (806,150)
SAST International
  Growth and Income
  Portfolio Class 2      145,845        (99,486)         46,359        57,691             --         (252,253)         (148,203)
SAST International
  Growth and Income
  Portfolio Class 3    3,173,040     (2,250,832)        922,208     3,543,201             --       (8,002,738)       (3,537,329)
SAST Marsico
  Focused Growth
  Portfolio Class 1           --       (221,462)       (221,462)    1,375,194        618,868       (1,958,866)         (186,266)
SAST Marsico
  Focused Growth
  Portfolio Class 2           --       (189,911)       (189,911)      750,741        554,316       (1,259,879)         (144,733)
SAST Marsico
  Focused Growth
  Portfolio Class 3           --     (1,720,359)     (1,720,359)    6,770,040      5,081,451      (11,496,224)       (1,365,092)
SAST MFS
  Massachusetts
  Investors Trust
  Portfolio Class 1      428,258       (792,019)       (363,761)    3,375,951      2,416,738       (6,050,246)         (621,318)
SAST MFS
  Massachusetts
  Investors Trust
  Portfolio Class 2       66,545       (158,783)        (92,238)      968,118        469,490       (1,469,070)         (123,700)
SAST MFS
  Massachusetts
  Investors Trust
  Portfolio Class 3    1,608,270     (4,180,771)     (2,572,501)   15,667,297     12,830,622      (30,080,118)       (4,154,700)
SAST MFS Total
  Return Portfolio
  Class 1              2,985,727     (1,935,118)      1,050,609     4,888,886             --       (8,277,565)       (2,338,070)
SAST MFS Total
  Return Portfolio
  Class 2                783,354       (563,025)        220,329     1,490,410             --       (2,418,140)         (707,401)
SAST MFS Total
  Return Portfolio
  Class 3              3,774,679     (2,837,933)        936,746     8,760,678             --      (13,527,912)       (3,830,488)
SAST Mid-Cap Growth
  Portfolio Class 1           --       (569,529)       (569,529)    3,162,821      2,688,787       (4,636,766)          645,313
SAST Mid-Cap Growth
  Portfolio Class 2           --       (246,519)       (246,519)    1,515,073      1,153,269       (2,138,251)          283,572
SAST Mid-Cap Growth
  Portfolio Class 3           --     (1,833,426)     (1,833,426)   11,820,249      8,830,460      (16,888,326)        1,928,957
SAST Protected
  Asset Allocation
  SAST Portfolio
  Class 3                     --     (6,076,156)     (6,076,156)    2,019,441             --      (10,601,021)      (14,657,736)
SAST Real Estate
  Portfolio Class 1      529,901       (468,264)         61,637     1,952,315      2,763,345       (4,745,800)           31,497
SAST Real Estate
  Portfolio Class 2      119,627       (122,207)         (2,580)      633,296        691,358       (1,317,361)            4,713
SAST Real Estate
  Portfolio Class 3    3,198,089     (3,378,665)       (180,576)   18,376,334     19,802,105      (37,667,410)          330,453
SAST Small & Mid
  Cap Value
  Portfolio Class 2       61,369       (247,607)       (186,238)      711,146      2,156,370       (3,811,574)       (1,130,296)

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                Net change in
                                  Mortality and                                 Capital gain     unrealized         Increase
                      Dividends  expense risk and                 Net realized  distributions   appreciation    (decrease) in net
                     from mutual  administrative  Net investment gain (loss) on  from mutual  (depreciation) of assets resulting
Sub-accounts            funds        charges      income (loss)   investments       funds        investments     from operations
-------------------  ----------- ---------------- -------------- -------------- ------------- ----------------- -----------------
SAST Small & Mid
  Cap Value
  Portfolio Class 3  $ 1,365,684   $ (6,930,128)   $ (5,564,444)  $14,605,950    $62,558,679    $(104,128,791)    $ (32,528,606)
SAST Small Company
  Value Portfolio
  Class 3                104,406     (2,855,434)     (2,751,028)    9,884,750     13,128,946      (36,880,973)      (16,618,305)
SAST SunAmerica
  Dynamic Strategy
  Portfolio Class 3   39,743,568    (74,330,424)    (34,586,856)    8,857,627      6,052,735     (355,061,949)     (374,738,443)
SAST Technology
  Portfolio Class 1           --       (159,820)       (159,820)    1,023,543             --          (40,762)          822,961
SAST Technology
  Portfolio Class 2           --        (49,359)        (49,359)      202,088             --           90,729           243,458
SAST Technology
  Portfolio Class 3           --       (540,636)       (540,636)    3,973,902             --         (934,210)        2,499,056
SAST Telecom
  Utility Portfolio
  Class 1                664,305       (221,391)        442,914       919,843             --       (3,287,521)       (1,924,764)
SAST Telecom
  Utility Portfolio
  Class 2                 77,992        (28,264)         49,728       119,058             --         (405,223)         (236,437)
SAST Telecom
  Utility Portfolio
  Class 3              1,101,080       (390,596)        710,484     1,648,768             --       (5,800,672)       (3,441,420)
SAST Total Return
  Bond Portfolio
  Class 1                537,586       (706,069)       (168,483)      488,447      1,061,042       (2,099,637)         (718,631)
SAST Total Return
  Bond Portfolio
  Class 2                 83,102       (159,030)        (75,928)      106,402        202,000         (380,911)         (148,437)
SAST Total Return
  Bond Portfolio
  Class 3              6,376,899    (10,911,742)     (4,534,843)    1,199,342     16,234,590      (25,766,981)      (12,867,892)
SAST VCP Total
  Return Balanced
  Portfolio Class 3           --     (4,815,573)     (4,815,573)      163,874         97,926      (17,401,847)      (21,955,620)
SAST VCP Value
  Portfolio Class 3      927,696     (5,629,833)     (4,702,137)    1,020,405             --      (16,094,891)      (19,776,623)
SST Allocation
  Balanced
  Portfolio Class 3    1,803,386     (2,158,549)       (355,163)    2,492,879      9,290,266      (15,371,110)       (3,943,128)
SST Allocation
  Growth Portfolio
  Class 3                383,998       (417,291)        (33,293)    1,577,912             --       (2,562,055)       (1,017,436)
SST Allocation
  Moderate Growth
  Portfolio Class 3    2,694,605     (3,111,824)       (417,219)    5,723,464     15,636,058      (27,422,593)       (6,480,290)
SST Allocation
  Moderate
  Portfolio Class 3    2,380,458     (2,892,473)       (512,015)    4,083,971     12,659,685      (22,143,476)       (5,911,835)
SST Asset
  Allocation
  Diversified
  Growth Portfolio
  Class 3                  3,653           (299)          3,354           (14)        13,092          (19,749)           (3,317)
SST Diversified
  Fixed Income
  Portfolio Class 3        1,110           (496)            614          (202)           438           (2,506)           (1,656)
SST Focus Growth
  Portfolio Class 3           --           (135)           (135)          (24)         2,817           (2,690)              (32)
SST Focus Value
  Portfolio Class 3          315           (278)             37           (14)           420           (3,331)           (2,888)
SST International
  Equity Portfolio
  Class 3                  2,201         (1,339)            862           (30)            --          (14,180)          (13,348)
SST Large Cap
  Growth Portfolio
  Class 3                     54           (118)            (64)         (206)         1,642           (1,588)             (216)
SST Large Cap Value
  Portfolio Class 3          239           (178)             61           (81)         1,287           (2,753)           (1,486)
SST Mid Cap Growth
  Portfolio Class 3           --         (1,104)         (1,104)          (90)        13,538          (16,798)           (4,454)
SST Mid Cap Value
  Portfolio Class 3          441           (628)           (187)          (52)        23,907          (28,601)           (4,933)
SST Real Return
  Portfolio Class 3   11,212,938     (4,624,949)      6,587,989      (954,662)            --      (14,287,309)       (8,653,982)
SST Small Cap
  Portfolio Class 3           --           (346)           (346)          (20)         7,730          (12,635)           (5,271)
SST Stock Portfolio
  Class 3                     --         (1,364)         (1,364)         (100)        19,114          (14,213)            3,437
Sterling Capital
  Select Equity VIF        1,170         (4,219)         (3,049)      218,046             --         (208,620)            6,377
Sterling Capital
  Special
  Opportunities VIF      146,954        (43,451)        103,503       485,806      1,443,294       (1,555,952)          476,651
Sterling Capital
  Total Return Bond
  VIF                    147,072        (26,369)        120,703      (435,865)            --          356,082            40,920
VALIC Company I
  International
  Equities Index
  Fund                     2,610         (9,310)         (6,700)       (5,385)            --          (70,643)          (82,728)
VALIC Company I Mid
  Cap Index Fund             732         (7,087)         (6,355)       (5,613)         3,993          (57,529)          (65,504)
VALIC Company I
  Nasdaq-100 Index
  Fund                       674         (5,780)         (5,106)        3,410            810           31,280            30,394
VALIC Company I
  Small Cap Index
  Fund                       759         (9,203)         (8,444)       (4,252)         3,910          (72,142)          (80,928)
VALIC Company I
  Stock Index Fund         6,604        (37,059)        (30,455)        9,592         14,858          (44,644)          (50,649)

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2015

                                                                          Net Asset
                                                                          Value Per Value of Shares   Cost of
Sub-accounts                                                     Shares     Share    at Fair Value  Shares Held  Level /(1)/
-------------------------------------------------------------- ---------- --------- --------------- ------------ ----------
AFIS - Capital Income Builder                                      70,623  $ 9.38    $    662,428   $    688,008     1
American Funds Asset Allocation Fund Class 2                    3,117,235   20.45      63,747,447     54,634,435     1
American Funds Asset Allocation Fund Class 3                    1,755,389   20.64      36,231,221     31,492,539     1
American Funds Cash Management Fund Class 3                       546,316   11.11       6,069,576      6,083,892     1
American Funds Global Growth Fund Class 2                       7,431,767   26.19     194,637,988    170,280,602     1
American Funds Growth Fund Class 2                              3,930,591   67.69     266,061,730    234,308,967     1
American Funds Growth Fund Class 3                              2,832,323   68.37     193,645,942    177,148,516     1
American Funds Growth-Income Fund Class 2                       5,917,062   45.04     266,504,453    233,155,771     1
American Funds Growth-Income Fund Class 3                       3,552,418   45.46     161,492,915    147,257,825     1
American Funds High-Income Bond Fund Class 3                    1,259,202    9.22      11,609,844     13,960,569     1
American Funds International Fund Class 3                       1,743,892   18.11      31,581,887     33,280,131     1
American Funds US Government AAA-Rated Securities Fund Class 3    889,652   12.34      10,978,306     11,145,651     1
AST Asset Allocation Portfolio Class 1                          6,756,722   14.04      94,888,244     91,146,236     1
AST Asset Allocation Portfolio Class 2                            409,696   14.03       5,746,646      5,435,355     1
AST Asset Allocation Portfolio Class 3                          2,458,272   13.95      34,297,517     35,578,344     1
AST Capital Appreciation Portfolio Class 1                      6,650,900   42.81     284,724,319    263,947,207     1
AST Capital Appreciation Portfolio Class 2                      1,094,930   41.51      45,450,170     41,457,895     1
AST Capital Appreciation Portfolio Class 3                     10,495,606   40.67     426,888,485    417,711,610     1
AST Government and Quality Bond Portfolio Class 1               4,674,774   14.98      70,011,245     70,499,852     1
AST Government and Quality Bond Portfolio Class 2               1,993,688   14.99      29,886,353     30,111,819     1
AST Government and Quality Bond Portfolio Class 3              34,664,683   14.93     517,421,769    524,723,827     1
AST Growth Portfolio Class 1                                    2,547,413   26.63      67,831,736     51,671,735     1
AST Growth Portfolio Class 2                                      702,525   26.65      18,719,395     15,286,631     1
AST Growth Portfolio Class 3                                    3,362,771   26.59      89,410,558     73,274,961     1
AST Multi-Asset Portfolio Class 3                                  12,510    6.66          83,287         95,901     1
AST Natural Resources Portfolio Class 1                         1,392,145   14.75      20,531,551     39,828,245     1
AST Natural Resources Portfolio Class 2                           347,788   14.72       5,118,355      8,821,972     1
AST Natural Resources Portfolio Class 3                         4,557,898   14.64      66,749,315    101,840,602     1
BLK Global Allocation VI Fund                                     156,157   13.04       2,036,288      2,161,547     1
BLK iShares Alt Strategies VI Fund                                 64,419    9.78         630,022        663,485     1
BLK iShares Dynamic Allocation VI Fund                             30,575    9.44         288,623        309,450     1
BLK iShares Dynamic Fixed Income VI Fund                            5,063    9.70          49,112         50,588     1
BLK iShares Equity Appreciation VI Fund                            10,030    9.10          91,274        102,359     1
Columbia VP Asset Allocation Fund Class 1                          55,261   13.97         771,994        646,155     1
Columbia VP -Dividend Opportunity Fund Class 1                     95,012   19.46       1,848,927      1,227,671     1
Columbia VP -Emerging Markets Bond Fund Class 2                       219    8.76           1,916          1,927     1
Columbia VP Income Opportunities Fund Class 1                   1,606,436    8.07      12,963,942     14,513,077     1
Columbia VP -Limited Duration Credit Fund Class 2                   9,690    9.30          90,115         91,856     1
Columbia VP Marsico 21st Century Fund Class 1                      69,342   14.66       1,016,555        834,734     1
Columbia VP Marsico Focused Equities Fund Class 1               1,671,873   15.94      26,649,652     27,466,951     1
Columbia VP Marsico Growth Fund Class 1                            67,578   25.23       1,704,995      1,420,211     1
Columbia VP Marsico International Opportunities Fund Class 2       82,523   17.55       1,448,271        975,472     1
Columbia VP Mid Cap Growth Opportunity Fund Class 1                21,624   20.50         443,287        341,526     1
Columbia VP Small Company Growth Fund Class 1                      42,666   16.85         718,921        483,227     1
Franklin Income Securities Fund Class 2                         9,863,853   14.20     140,066,715    151,703,652     1
Franklin Strategic Income VIP Fund                                 53,080   10.21         541,942        582,295     1
Franklin Templeton VIP Founding Funds Allocations Fund Class 2  7,141,078    6.75      48,202,274     51,473,860     1
GS VIT Global Markets Navigator Fd SVC                              3,643   10.88          39,641         41,066     1
GS VIT Multi-Strategy Alt Port Advisor                             54,291    9.12         495,129        520,683     1
GS VIT Strategic Income Fund Advisor                               19,476    9.24         179,962        182,950     1
Invesco V.I. Balanced-Risk Allocation Fd                           23,119   10.08         233,043        249,141     1
Invesco VI American Franchise Fund Series II                      320,773   55.85      17,915,186     11,692,473     1
Invesco VI Comstock Fund Series II                             18,226,746   17.51     319,150,324    231,218,823     1
Invesco VI Growth and Income Fund Series II                    23,189,264   19.57     453,813,890    451,826,986     1
Ivy Funds VIP Asset Strategy                                       34,923    8.30         289,994        325,274     1
Lord Abbett Fundamental Equity                                     10,472   16.28         170,491        188,722     1
Lord Abbett Growth and Income Portfolio Class VC                6,413,969   32.21     206,593,936    159,595,401     1
Lord Abbett Mid Cap Stock Portfolio Class VC                      818,514   23.28      19,054,999     14,137,230     1
Lord Abbett Series Fund Bond Debenture                             39,152   11.14         436,149        466,623     1
Lord Abbett Series Fund Short Duration                             62,518   14.45         903,380        929,223     1
Morgan Stanley UIF Global Infrastructure                           53,602    7.05         377,895        421,657     1
Neuberger Berman AMT Absolute Return Multi Mngr Portfolio          50,839    9.39         477,375        503,466     1
PIMCO All Asset Portfolio                                           1,974    9.19          18,142         20,452     1
PIMCO Emerging Markets Bond Portfolio                               3,517   11.70          41,143         45,112     1
PIMCO Unconstrained Bond Portfolio                                 36,399    9.92         361,075        372,747     1
Principal Diversified International Account Class 1                71,945   13.68         984,214        780,450     1
Principal Diversified International Account Class 2                27,699   13.78         381,699        325,176     1
Principal Equity Income Account Class 1                           634,170   21.67      13,742,464     10,933,364     1
Principal Equity Income Account Class 2                           404,527   21.52       8,705,414      6,286,829     1
Principal Government & High Quality Bond Class 1                  291,035   10.16       2,956,911      3,009,967     1
Principal Government & High Quality Bond Class 2                   77,966   10.17         792,918        806,285     1
Principal Income Account Class 1                                  446,390   10.24       4,571,031      4,584,494     1
Principal Income Account Class 2                                  217,310   10.20       2,216,559      2,172,649     1
Principal LargeCap Growth Account Class 1                          25,922   25.79         668,524        389,039     1
Principal LargeCap Growth Account Class 2                          16,375   25.69         420,667        232,857     1
Principal Money Market Account Class 1                            877,922    1.00         877,922        877,922     1
Principal Money Market Account Class 2                            484,218    1.00         484,218        484,219     1
Principal PVC Capital Appreciation Account Class 1                473,641   22.35      10,585,868     10,335,926     1
Principal PVC MidCap Blend Acct Class 1                            35,263   55.24       1,947,924      1,454,419     1

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS - CONTINUED

                                                                         Net Asset
                                                                         Value Per Value of Shares at    Cost of
Sub-accounts                                                   Shares      Share       Fair Value      Shares Held   Level /(1)/
------------------------------------------------------------ ----------- --------- ------------------ -------------- ----------
Principal PVC MidCap Blend Acct Class 2                           14,313  $54.97     $      786,812   $      596,324     1
Principal PVC Principal Capital Appreciation Account Class 2      95,235   22.14          2,108,503        2,044,644     1
Principal Real Estate Securities Account Class 1                  20,692   22.20            459,360          300,066     1
Principal Real Estate Securities Account Class 2                  11,194   22.29            249,517          150,957     1
Principal SAM Balanced Portfolio Class 1                       2,325,709   14.69         34,164,666       34,583,422     1
Principal SAM Balanced Portfolio Class 2                       2,167,034   14.55         31,530,348       32,592,668     1
Principal SAM Conservative Balanced Portfolio Class 1            301,374   11.52          3,471,829        3,449,594     1
Principal SAM Conservative Balanced Portfolio Class 2            368,231   11.41          4,201,520        4,281,528     1
Principal SAM Conservative Growth Portfolio Class 1            1,003,157   17.22         17,274,371       15,918,881     1
Principal SAM Conservative Growth Portfolio Class 2            1,061,739   17.02         18,070,800       17,581,460     1
Principal SAM Flexible Income Portfolio Class 1                  570,542   12.27          7,000,546        6,934,523     1
Principal SAM Flexible Income Portfolio Class 2                  552,058   12.17          6,718,551        6,695,663     1
Principal SAM Strategic Growth Portfolio Class 1                 225,683   18.70          4,220,271        4,309,100     1
Principal SAM Strategic Growth Portfolio Class 2                 382,847   18.50          7,082,677        6,828,451     1
Principal Short-Term Income Account Class 1                      272,576    2.54            692,343          696,790     1
Principal Short-Term Income Account Class 2                      263,542    2.53            666,760          665,901     1
Principal PVC SmallCap Blend Account Class 1                      51,308   13.55            695,220          765,127     1
PVC SmallCap Blend Account Class 2                                28,138   13.52            380,420          419,000     1
SAST Aggressive Growth Portfolio Class 1                       1,428,766   16.01         22,880,000       17,827,748     1
SAST Aggressive Growth Portfolio Class 2                         195,223   15.80          3,085,053        2,117,441     1
SAST Aggressive Growth Portfolio Class 3                       1,542,293   15.63         24,105,187       21,821,424     1
SAST Alliance Growth Portfolio Class 1                         4,232,898   40.45        171,218,640      113,938,341     1
SAST Alliance Growth Portfolio Class 2                           489,641   40.30         19,731,723       10,819,949     1
SAST Alliance Growth Portfolio Class 3                         2,724,752   40.01        109,017,123       73,825,004     1
SAST American Funds Asset Allocation Portfolio Class 3        14,465,924   13.05        188,723,724      178,097,966     1
SAST American Funds Global Growth Portfolio Class 3           29,612,188   13.29        393,522,261      341,635,101     1
SAST American Funds Growth Portfolio Class 3                  20,174,690   14.43        291,179,702      222,325,297     1
SAST American Funds Growth-Income Portfolio Class 3           16,704,521   13.63        227,682,745      181,676,207     1
SAST Balanced Portfolio Class 1                                2,248,474   18.86         42,403,163       36,394,677     1
SAST Balanced Portfolio Class 2                                  397,438   18.83          7,482,921        6,382,048     1
SAST Balanced Portfolio Class 3                                4,965,110   18.77         93,203,769       89,754,866     1
SAST Blue Chip Growth Portfolio Class 1                          729,910   10.36          7,561,300        6,377,633     1
SAST Blue Chip Growth Portfolio Class 2                          273,503   10.32          2,823,588        2,043,862     1
SAST Blue Chip Growth Portfolio Class 3                        8,567,590   10.27         87,975,308       72,120,433     1
SAST Capital Growth Portfolio Class 1                            365,357   13.55          4,952,354        3,181,337     1
SAST Capital Growth Portfolio Class 2                            108,229   13.37          1,446,720          927,951     1
SAST Capital Growth Portfolio Class 3                          2,983,994   13.25         39,523,362       26,394,813     1
SAST Cash Management Portfolio Class 1                         3,083,170   10.54         32,484,487       32,521,107     1
SAST Cash Management Portfolio Class 2                           788,361   10.42          8,217,322        8,254,922     1
SAST Cash Management Portfolio Class 3                        16,828,536   10.34        174,085,068      174,411,864     1
SAST Corporate Bond Portfolio Class 1                          4,670,625   12.81         59,827,714       59,233,016     1
SAST Corporate Bond Portfolio Class 2                          1,371,158   12.80         17,549,162       17,818,224     1
SAST Corporate Bond Portfolio Class 3                         45,287,630   12.73        576,674,297      601,532,095     1
SA Legg Mason BW Large Cap Value Class 1                      14,454,248   23.34        337,295,855      328,991,659     1
SA Legg Mason BW Large Cap Value Class 2                       2,005,773   23.33         46,791,095       45,080,887     1
SA Legg Mason BW Large Cap Value Class 3                      17,884,444   23.24        415,660,009      420,642,490     1
SAST Dogs of Wall Street Portfolio Class 1                     1,947,923   12.45         24,244,410       18,194,960     1
SAST Dogs of Wall Street Portfolio Class 2                       483,087   12.43          6,003,521        4,436,346     1
SAST Dogs of Wall Street Portfolio Class 3                     7,035,680   12.36         86,951,714       83,524,448     1
SAST Dynamic Allocation Portfolio Class 3                    727,974,013   11.87      8,639,908,612    8,568,447,654     1
SAST Emerging Markets Portfolio Class 1                        3,147,314    6.12         19,254,259       21,396,156     1
SAST Emerging Markets Portfolio Class 2                          625,277    6.08          3,802,798        4,665,533     1
SAST Emerging Markets Portfolio Class 3                       19,049,305    6.04        114,999,357      136,329,661     1
SAST Equity Opportunities Portfolio Class 1                    1,424,984   18.72         26,677,139       16,562,752     1
SAST Equity Opportunities Portfolio Class 2                      243,950   18.70          4,563,032        2,506,533     1
SAST Equity Opportunities Portfolio Class 3                    2,531,599   18.66         47,228,252       37,286,311     1
SAST Foreign Value Portfolio Class 2                           1,048,107   14.66         15,361,547       14,833,093     1
SAST Foreign Value Portfolio Class 3                          28,351,381   14.62        414,533,055      398,866,542     1
SAST Fundamental Growth Portfolio Class 1                      1,757,200   22.15         38,922,955       34,421,640     1
SAST Fundamental Growth Portfolio Class 2                        108,218   21.73          2,351,698        1,805,558     1
SAST Fundamental Growth Portfolio Class 3                      2,878,221   21.41         61,636,530       49,068,658     1
SAST Global Bond Portfolio Class 1                             2,326,642   10.71         24,923,958       28,105,312     1
SAST Global Bond Portfolio Class 2                               517,607   10.62          5,495,172        6,146,686     1
SAST Global Bond Portfolio Class 3                            18,254,090   10.53        192,126,108      210,383,506     1
SAST Global Equities Portfolio Class 1                         2,275,839   18.26         41,566,092       30,489,446     1
SAST Global Equities Portfolio Class 2                           229,498   18.22          4,181,865        3,237,438     1
SAST Global Equities Portfolio Class 3                         1,711,957   18.13         31,044,313       26,279,407     1
SAST Growth Opportunities Portfolio Class 1                    1,004,618    7.95          7,991,488        8,163,650     1
SAST Growth Opportunities Portfolio Class 2                      391,039    7.71          3,013,929        2,996,581     1
SAST Growth Opportunities Portfolio Class 3                   18,927,092    7.56        143,144,479      143,810,697     1
SAST Growth-Income Portfolio Class 1                           4,039,027   29.81        120,413,734       88,218,540     1
SAST Growth-Income Portfolio Class 2                             299,716   29.78          8,925,660        6,722,048     1
SAST Growth-Income Portfolio Class 3                           4,107,928   29.68        121,908,772      107,327,303     1
SAST High-Yield Bond Portfolio Class 1                         7,689,607    5.20         39,986,486       44,717,033     1
SAST High-Yield Bond Portfolio Class 2                         1,661,385    5.20          8,631,971        9,168,837     1
SAST High-Yield Bond Portfolio Class 3                        20,706,186    5.17        107,039,532      120,493,681     1
SAST International Diversified Equities Portfolio Class 1      3,489,803    9.13         31,856,396       32,626,324     1
SAST International Diversified Equities Portfolio Class 2      1,333,436    9.09         12,117,411       11,235,884     1
SAST International Diversified Equities Portfolio Class 3     13,839,119    9.07        125,539,501      125,204,756     1

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS - CONTINUED


                                                                         Net Asset
                                                                         Value Per Value of Shares at    Cost of
Sub-accounts                                                   Shares      Share       Fair Value      Shares Held   Level /(1)/
-----------------------------------------------------------  ----------- --------- ------------------ -------------- ----------
SAST International Growth and Income Portfolio Class 1         3,347,203  $ 9.17     $   30,684,104   $   35,570,186     1
SAST International Growth and Income Portfolio Class 2           595,434    9.21          5,482,966        5,227,023     1
SAST International Growth and Income Portfolio Class 3        13,786,162    9.18        126,608,442      113,629,425     1
SAST Marsico Focused Growth Portfolio Class 1                  1,015,235   12.57         12,762,757        9,771,942     1
SAST Marsico Focused Growth Portfolio Class 2                    893,888   12.38         11,070,321        7,655,437     1
SAST Marsico Focused Growth Portfolio Class 3                  8,479,917   12.25        103,848,874       88,625,978     1
SAST MFS Massachusetts Investors Trust Portfolio Class 1       2,317,875   20.66         47,894,395       32,521,875     1
SAST MFS Massachusetts Investors Trust Portfolio Class 2         442,378   20.66          9,141,034        6,379,852     1
SAST MFS Massachusetts Investors Trust Portfolio Class 3      12,249,638   20.58        252,137,359      189,867,601     1
SAST MFS Total Return Portfolio Class 1                        6,099,999   18.76        114,446,044       92,727,743     1
SAST MFS Total Return Portfolio Class 2                        1,743,021   18.76         32,707,583       26,665,522     1
SAST MFS Total Return Portfolio Class 3                        8,813,940   18.72        165,024,129      139,069,276     1
SAST Mid-Cap Growth Portfolio Class 1                          1,990,531   17.01         33,854,960       23,925,085     1
SAST Mid-Cap Growth Portfolio Class 2                            857,289   16.60         14,230,012        9,082,765     1
SAST Mid-Cap Growth Portfolio Class 3                          6,718,980   16.36        109,888,941       89,957,720     1
SAST Protected Asset Allocation SAST Portfolio Class 3        53,000,920   12.22        647,901,801      647,043,486     1
SAST Real Estate Portfolio Class 1                             1,917,237   14.93         28,630,914       23,752,103     1
SAST Real Estate Portfolio Class 2                               478,763   14.90          7,131,461        5,884,134     1
SAST Real Estate Portfolio Class 3                            13,403,038   14.81        198,551,101      180,950,572     1
SAST Small & Mid Cap Value Portfolio Class 2                     885,815   15.93         14,107,676       14,682,198     1
SAST Small & Mid Cap Value Portfolio Class 3                  25,714,828   15.82        406,856,235      436,378,363     1
SAST Small Company Value Portfolio Class 3                     8,087,842   21.10        170,621,890      144,352,056     1
SAST SunAmerica Dynamic Strategy Portfolio Class 3           458,070,387   11.90      5,452,253,778    5,535,197,750     1
SAST Technology Portfolio Class 1                              2,087,595    5.04         10,523,043        6,524,906     1
SAST Technology Portfolio Class 2                                658,762    4.94          3,253,073        1,865,923     1
SAST Technology Portfolio Class 3                              7,354,802    4.87         35,845,054       28,391,864     1
SAST Telecom Utility Portfolio Class 1                           908,275   12.99         11,799,120       10,384,052     1
SAST Telecom Utility Portfolio Class 2                           112,557   13.01          1,464,651        1,289,244     1
SAST Telecom Utility Portfolio Class 3                         1,719,313   12.96         22,273,773       23,546,998     1
SAST Total Return Bond Portfolio Class 1                       4,882,096    8.70         42,470,083       43,204,276     1
SAST Total Return Bond Portfolio Class 2                         910,366    8.66          7,888,184        8,286,935     1
SAST Total Return Bond Portfolio Class 3                      78,263,066    8.62        674,251,184      700,244,695     1
SAST VCP Total Return Balanced Portfolio Class 3              48,882,801   10.42        509,232,179      525,219,791     1
SAST VCP Value Portfolio Class 3                              56,236,444   11.42        642,097,590      650,944,362     1
SST Allocation Balanced Portfolio Class 3                     12,107,178   11.06        133,910,039      138,072,371     1
SST Allocation Growth Portfolio Class 3                        2,124,390   12.53         26,621,588       25,211,810     1
SST Allocation Moderate Growth Portfolio Class 3              16,163,896   11.96        193,360,933      181,013,370     1
SST Allocation Moderate Portfolio Class 3                     15,773,860   11.49        181,300,388      175,187,440     1
SST Asset Allocation Diversified Growth Portfolio Class 3         10,750   11.59            124,614          144,362     1
SST Diversified Fixed Income Portfolio Class 3                     6,022   11.32             68,204           70,711     1
SST Focus Growth Portfolio Class 3                                 3,104    9.23             28,645           31,336     1
SST Focus Value Portfolio Class 3                                  2,695   16.80             45,264           48,595     1
SST International Equity Portfolio Class 3                        26,991    8.02            216,388          230,568     1
SST Large Cap Growth Portfolio Class 3                             7,129   12.25             87,329           88,917     1
SST Large Cap Value Portfolio Class 3                              6,857   15.18            104,117          106,870     1
SST Mid Cap Growth Portfolio Class 3                              19,289   15.09            291,101          307,899     1
SST Mid Cap Value Portfolio Class 3                               14,410   15.40            221,893          250,493     1
SST Real Return Portfolio Class 3                             31,394,067    9.28        291,218,396      311,020,443     1
SST Small Cap Portfolio Class 3                                    8,891   11.65            103,625          116,259     1
SST Stock Portfolio Class 3                                       11,727   23.81            279,173          293,386     1
VALIC Company I International Equities Index Fund                249,770    6.45          1,611,014        1,681,658     1
VALIC Company I Mid Cap Index Fund                                58,220   26.37          1,535,269        1,592,798     1
VALIC Company I Nasdaq-100 Index Fund                             88,298   10.60            935,960          904,681     1
VALIC Company I Small Cap Index Fund                              82,093   19.51          1,601,639        1,673,781     1
VALIC Company I Stock Index Fund                                 157,393   35.88          5,647,279        5,691,923     1

/(1)/Represents the level within the fair value hierarchy under which the portfolio is classified as defined by ASC 820 and described in Note 3 to the financial statements.

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                       Sub-accounts
                             ------------------------------------------------------------------------------------------------
                                                        American      American
                              AFIS -      American     Funds Asset   Funds Cash  American Funds
                              Capital    Funds Asset   Allocation    Management  Global Growth  American Funds American Funds
                              Income   Allocation Fund    Fund          Fund          Fund       Growth Fund    Growth Fund
                              Builder      Class 2       Class 3      Class 3       Class 2        Class 2        Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment
     income (loss)           $  5,711   $     38,057   $   130,882  $   (82,713)  $ (1,267,927)  $ (2,896,219)  $ (1,362,700)
   Net realized gain
     (loss)                      (148)     2,840,785     1,111,723      (41,421)    11,418,805     17,327,168      5,843,238
   Capital gain
     distributions from
     mutual funds                  --      4,860,328     2,701,962           --     20,445,461     59,808,246     42,039,621
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments              (25,531)    (7,789,594)   (3,879,914)      13,123    (18,866,051)   (58,897,041)   (35,223,517)
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations           (19,968)       (50,424)       64,653     (111,011)    11,730,288     15,342,154     11,296,642
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold               661,036      1,551,014       195,393        1,757      1,917,234      1,479,814        523,907
   Cost of units
     redeemed                  (6,945)    (7,636,913)   (2,950,317)  (1,286,635)   (34,098,859)   (43,360,279)   (22,775,106)
   Net transfers               21,444     (1,739,989)     (609,854)    (117,070)    (5,087,732)   (11,649,778)    (3,242,234)
   Contract maintenance
     charge                       (25)       (57,598)      (11,538)      (3,723)      (447,254)      (515,008)       (57,332)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                 --         (2,789)      (71,206)       4,271          7,154        (19,204)       182,186
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions         675,510     (7,886,275)   (3,447,522)  (1,401,400)   (37,709,457)   (54,064,455)   (25,368,579)
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
Increase (decrease) in
  net assets                  655,542     (7,936,699)   (3,382,869)  (1,512,411)   (25,979,169)   (38,722,301)   (14,071,937)
Net assets at beginning
  of period                     6,886     71,685,041    39,614,090    7,581,985    220,617,184    304,784,034    207,717,875
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
Net assets at end of
  period                     $662,428   $ 63,748,342   $36,231,221  $ 6,069,574   $194,638,015   $266,061,733   $193,645,938
                             ========   ============   ===========  ===========   ============   ============   ============
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment
     income (loss)           $     --   $    (86,372)  $    72,511  $   (98,626)  $ (1,072,776)  $ (2,602,588)  $   (717,058)
   Net realized gain
     (loss)                        --      3,670,784     1,633,829      (23,807)    12,385,699     20,046,816      6,603,650
   Capital gain
     distributions from
     mutual funds                  --      3,731,393     2,002,034           --     23,316,008     15,574,838     10,175,685
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                  (49)    (4,502,792)   (2,061,501)     (10,552)   (33,237,735)   (12,493,749)    (1,589,659)
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations               (49)     2,813,013     1,646,873     (132,985)     1,391,196     20,525,317     14,472,618
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                 6,936      1,039,110        16,573        6,250      1,024,794      1,324,782        928,813
   Cost of units
     redeemed                      --    (10,785,468)   (4,646,813)  (2,294,738)   (34,511,253)   (46,589,089)   (19,556,839)
   Net transfers                   (1)       302,046       132,280    2,021,829     (2,919,344)   (10,020,000)    (4,330,295)
   Contract maintenance
     charge                        --        (62,097)      (12,862)      (4,409)      (517,483)      (609,878)       (63,662)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                 --          6,108        18,675        6,794         11,514          5,965        285,221
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions           6,935     (9,500,301)   (4,492,147)    (264,274)   (36,911,772)   (55,888,220)   (22,736,762)
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
Increase (decrease) in
  net assets                    6,886     (6,687,288)   (2,845,274)    (397,259)   (35,520,576)   (35,362,903)    (8,264,144)
Net assets at beginning
  of period                        --     78,372,329    42,459,364    7,979,244    256,137,760    340,146,937    215,982,019
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
Net assets at end of
  period                     $  6,886   $ 71,685,041   $39,614,090  $ 7,581,985   $220,617,184   $304,784,034   $207,717,875
                             ========   ============   ===========  ===========   ============   ============   ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                        Sub-accounts
                             ---------------------------------------------------------------------------------------------------
                                                                                         American
                                                                                         Funds US
                                                             American     American      Government     AST Asset     AST Asset
                             American Funds American Funds Funds High-      Funds        AAA-Rated     Allocation    Allocation
                             Growth-Income  Growth-Income  Income Bond  International Securities Fund  Portfolio     Portfolio
                              Fund Class 2   Fund Class 3  Fund Class 3 Fund Class 3      Class 3       Class 1       Class 2
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment
     income (loss)            $   (994,000)  $      3,483  $   552,270   $    63,502    $    12,405   $  1,416,396  $    68,752
   Net realized gain
     (loss)                     17,923,558      5,483,961     (274,136)      432,843          4,423      2,886,113      211,029
   Capital gain
     distributions from
     mutual funds               43,573,466     25,509,241           --     2,059,991         97,699     10,384,503      632,206
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments               (59,999,804)   (30,258,032)  (1,371,863)   (4,349,926)       (67,632)   (17,805,092)  (1,126,820)
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting from
         operations                503,220        738,653   (1,093,729)   (1,793,590)        46,895     (3,118,080)    (214,833)
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                  2,722,002        794,870       36,146        98,466         68,508        581,975       26,752
   Cost of units
     redeemed                  (48,901,972)   (20,133,975)  (2,500,656)   (4,885,820)    (2,485,740)   (11,856,725)    (737,602)
   Net transfers                (7,801,472)    (4,190,504)    (816,487)      (99,571)       405,033     (1,694,654)     (58,629)
   Contract maintenance
     charge                       (484,774)       (59,098)      (5,221)      (11,135)        (4,852)       (40,949)     (15,014)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                  (6,334)        60,418      (17,873)       10,432         10,574         16,170          229
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions          (54,472,550)   (23,528,289)  (3,304,091)   (4,887,628)    (2,006,477)   (12,994,183)    (784,264)
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
Increase (decrease) in
  net assets                   (53,969,330)   (22,789,636)  (4,397,820)   (6,681,218)    (1,959,582)   (16,112,263)    (999,097)
Net assets at beginning
  of period                    320,475,121    184,282,551   16,007,664    38,263,106     12,937,888    110,944,048    6,745,743
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
Net assets at end of
  period                      $266,505,791   $161,492,915  $11,609,844   $31,581,888    $10,978,306   $ 94,831,785  $ 5,746,646
                              ============   ============  ===========   ===========    ===========   ============  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment
     income (loss)            $ (1,117,905)  $        131  $   728,591   $    27,440    $   (30,123)  $    975,033  $    37,198
   Net realized gain
     (loss)                     21,981,217      7,267,273      115,110       783,832        (62,602)     4,205,081      814,862
   Capital gain
     distributions from
     mutual funds               16,232,165      9,150,012           --            --             --      3,094,805      199,628
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                (8,565,255)       334,865     (918,950)   (2,380,325)       597,988     (1,668,472)    (628,325)
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting from
         operations             28,530,222     16,752,281      (75,249)   (1,569,053)       505,263      6,606,447      423,363
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                  2,232,814        671,821       16,493        29,740         27,374      1,046,394       22,197
   Cost of units
     redeemed                  (51,689,802)   (23,626,855)  (2,115,869)   (4,261,178)    (1,872,175)   (16,008,849)  (3,234,490)
   Net transfers               (10,193,855)    (2,991,412)    (825,814)   (2,057,253)      (139,406)    (1,977,053)      16,928
   Contract maintenance
     charge                       (594,812)       (67,026)      (6,456)      (13,209)        (5,340)       (45,902)     (17,853)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                     324        288,369       20,034        11,809         11,123          9,865          (15)
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions          (60,245,331)   (25,725,103)  (2,911,612)   (6,290,091)    (1,978,424)   (16,975,545)  (3,213,233)
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
Increase (decrease) in
  net assets                   (31,715,109)    (8,972,822)  (2,986,861)   (7,859,144)    (1,473,161)   (10,369,098)  (2,789,870)
Net assets at beginning
  of period                    352,190,230    193,255,373   18,994,525    46,122,250     14,411,049    121,313,146    9,535,613
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
Net assets at end of
  period                      $320,475,121   $184,282,551  $16,007,664   $38,263,106    $12,937,888   $110,944,048  $ 6,745,743
                              ============   ============  ===========   ===========    ===========   ============  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                        Sub-accounts
                           ------------------------------------------------------------------------------------------------------
                                                                                          AST            AST            AST
                            AST Asset                     AST Capital  AST Capital     Government     Government   Government and
                            Allocation     AST Capital    Appreciation Appreciation   and Quality    and Quality    Quality Bond
                            Portfolio     Appreciation     Portfolio    Portfolio    Bond Portfolio Bond Portfolio   Portfolio
                             Class 3    Portfolio Class 1   Class 2      Class 3        Class 1        Class 2        Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment
     income (loss)         $   415,838    $ (4,599,558)   $  (766,031) $ (7,034,934)  $    (38,647)  $   (89,380)   $ (1,537,941)
   Net realized
     gain (loss)             1,480,414      12,309,561      3,017,872    24,105,601        130,431        64,196        (855,048)
   Capital gain
     distributions
     from mutual
     funds                   3,721,937      48,147,371      7,881,554    75,145,930        262,552       114,563       1,947,023
   Change in net
     unrealized
     appreciation
     (depreciation)
     of investments         (6,915,182)    (34,795,025)    (6,735,850)  (61,872,795)    (1,060,351)     (445,044)     (6,126,534)
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         operations         (1,296,993)     21,062,349      3,397,545    30,343,802       (706,015)     (355,665)     (6,572,500)
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds
     from units sold         2,694,209       1,587,254        182,497    20,779,171        674,070        83,039      19,256,578
   Cost of units
     redeemed               (4,005,565)    (38,041,980)    (7,180,323)  (52,364,435)   (10,278,904)   (5,664,996)    (66,062,558)
   Net transfers               745,427      (3,578,039)    (1,480,361)  (16,503,461)      (588,033)     (978,921)     18,571,691
   Contract
     maintenance
     charge                   (175,253)       (118,641)       (82,459)   (2,455,454)       (42,530)      (72,914)     (3,719,930)
   Adjustments to
     net assets
     allocated to
     contracts in
     payout period                 355          12,264         (1,308)       (1,356)        12,987         4,012           1,445
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         principal
         transactions         (740,827)    (40,139,142)    (8,561,954)  (50,545,535)   (10,222,410)   (6,629,780)    (31,952,774)
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
Increase (decrease)
  in net assets             (2,037,820)    (19,076,793)    (5,164,409)  (20,201,733)   (10,928,425)   (6,985,445)    (38,525,274)
Net assets at
  beginning of
  period                    36,335,227     303,798,648     50,614,579   447,124,602     80,943,079    36,871,794     556,008,094
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
Net assets at end
  of period                $34,297,407    $284,721,855    $45,450,170  $426,922,869   $ 70,014,654   $29,886,349    $517,482,820
                           ===========    ============    ===========  ============   ============   ===========    ============
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment
     income (loss)         $   230,641    $ (4,638,326)   $  (809,732) $ (7,080,725)  $    265,389   $    37,796    $    382,473
   Net realized
     gain (loss)             1,685,891      13,686,473      3,613,647    27,375,201         (5,945)      (26,124)     (1,907,707)
   Capital gain
     distributions
     from mutual
     funds                   1,001,577      51,698,584      8,898,497    79,976,562             --            --              --
   Change in net
     unrealized
     appreciation
     (depreciation)
     of investments           (935,975)    (22,437,345)    (5,235,643)  (44,473,242)     2,782,282     1,331,964      20,242,413
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         operations          1,982,134      38,309,386      6,466,769    55,797,796      3,041,726     1,343,636      18,717,179
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds
     from units sold         1,568,254       1,019,052        287,473    14,285,041        169,784       491,115      17,795,060
   Cost of units
     redeemed               (5,014,751)    (36,722,085)    (7,294,291)  (54,953,528)   (11,420,099)   (6,188,381)    (69,993,765)
   Net transfers               932,637      (6,749,923)    (2,652,646)  (20,439,330)    (2,157,939)   (1,349,184)     (6,814,174)
   Contract
     maintenance
     charge                   (163,735)       (127,054)       (88,717)   (2,405,910)       (46,556)      (83,374)     (3,692,525)
   Adjustments to
     net assets
     allocated to
     contracts in
     payout period                 384          13,172           (342)          368          8,479        (1,554)         (2,377)
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         principal
         transactions       (2,677,211)    (42,566,838)    (9,748,523)  (63,513,359)   (13,446,331)   (7,131,378)    (62,707,781)
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
Increase (decrease)
  in net assets               (695,077)     (4,257,452)    (3,281,754)   (7,715,563)   (10,404,605)   (5,787,742)    (43,990,602)
Net assets at
  beginning of
  period                    37,030,304     308,056,100     53,896,333   454,840,165     91,347,684    42,659,536     599,998,696
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
Net assets at end
  of period                $36,335,227    $303,798,648    $50,614,579  $447,124,602   $ 80,943,079   $36,871,794    $556,008,094
                           ===========    ============    ===========  ============   ============   ===========    ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                         Sub-accounts
                                 --------------------------------------------------------------------------------------------
                                                                          AST Multi-  AST Natural  AST Natural   AST Natural
                                  AST Growth    AST Growth   AST Growth     Asset      Resources    Resources     Resources
                                  Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                   Class 1       Class 2      Class 3      Class 3      Class 1      Class 2       Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                      $   (697,127) $  (238,614) $ (1,218,334)  $    (93) $     (7,957) $   (24,093) $   (330,067)
   Net realized gain (loss)         4,566,113    1,529,713     6,182,924        (66)   (4,771,296)  (1,402,260)  (12,956,137)
   Capital gain
     distributions from
     mutual funds                  10,185,387    2,751,848    13,159,117      8,444            --           --            --
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                  (14,845,436)  (4,244,828)  (19,352,316)   (12,614)   (1,494,667)    (113,009)   (4,799,996)
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
       Increase (decrease)
         in net assets
         resulting from
         operations                  (791,063)    (201,881)   (1,228,609)    (4,329)   (6,273,920)  (1,539,362)  (18,086,200)
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                             406,826      138,004     1,845,213     85,644        72,388       33,159     1,949,456
   Cost of units redeemed          (9,619,920)  (3,751,548)  (13,604,668)        --    (3,149,729)  (1,089,919)   (9,305,271)
   Net transfers                   (2,322,180)    (313,265)     (669,678)    26,333    (1,164,991)     (22,740)    5,694,537
   Contract maintenance
     charge                           (38,918)     (43,938)     (426,195)        --       (19,699)     (19,440)     (460,233)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                             8,846        1,135        (6,101)        --          (759)        (410)       (4,016)
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
       Increase (decrease)
         in net assets
         resulting from
         principal
         transactions             (11,565,346)  (3,969,612)  (12,861,429)   111,977    (4,262,790)  (1,099,350)   (2,125,527)
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
Increase (decrease) in net
  assets                          (12,356,409)  (4,171,493)  (14,090,038)   107,648   (10,536,710)  (2,638,712)  (20,211,727)
Net assets at beginning of
  period                           80,179,098   22,890,888   103,500,385         --    31,068,567    7,757,067    86,960,927
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
Net assets at end of period      $ 67,822,689  $18,719,395  $ 89,410,347   $107,648  $ 20,531,857  $ 5,118,355  $ 66,749,200
                                 ============  ===========  ============   ========  ============  ===========  ============
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                      $   (821,778) $  (284,174) $ (1,394,376)  $     --  $   (189,712) $   (67,723) $   (809,987)
   Net realized gain (loss)         5,677,808    1,794,339     7,193,955         --    (3,064,535)    (659,627)   (7,076,520)
   Capital gain
     distributions from
     mutual funds                          --           --            --         --            --           --            --
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                     (249,382)    (173,876)      (33,503)        --    (4,399,920)  (1,078,859)  (11,151,065)
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
       Increase (decrease)
         in net assets
         resulting from
         operations                 4,606,648    1,336,289     5,766,076         --    (7,654,167)  (1,806,209)  (19,037,572)
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                             311,169      141,101     2,904,174         --       111,548       59,994     2,157,118
   Cost of units redeemed         (13,046,650)  (3,621,077)  (14,862,340)        --    (4,395,352)  (1,136,979)  (12,864,367)
   Net transfers                   (2,293,038)     (81,651)   (3,722,628)        --    (1,124,015)     159,815     8,856,316
   Contract maintenance
     charge                           (43,849)     (50,789)     (471,594)        --       (24,755)     (23,435)     (522,883)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                            12,538         (637)          356         --         3,147          (28)        2,586
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
       Increase (decrease)
         in net assets
         resulting from
         principal
         transactions             (15,059,830)  (3,613,053)  (16,152,032)        --    (5,429,427)    (940,633)   (2,371,230)
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
Increase (decrease) in net
  assets                          (10,453,182)  (2,276,764)  (10,385,956)        --   (13,083,594)  (2,746,842)  (21,408,802)
Net assets at beginning of
  period                           90,632,280   25,167,652   113,886,341         --    44,152,161   10,503,909   108,369,729
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
Net assets at end of period      $ 80,179,098  $22,890,888  $103,500,385   $     --  $ 31,068,567  $ 7,757,067  $ 86,960,927
                                 ============  ===========  ============   ========  ============  ===========  ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                              Sub-accounts
                                           ----------------------------------------------------------------------------------
                                                                                  BLK
                                                                        BLK     iShares                Columbia
                                                             BLK      iShares   Dynamic  BLK iShares   VP Asset  Columbia VP
                                            BLK Global   iShares Alt  Dynamic    Fixed      Equity    Allocation  -Dividend
                                           Allocation VI Strategies  Allocation Income   Appreciation    Fund    Opportunity
                                               Fund        VI Fund    VI Fund   VI Fund    VI Fund     Class 1   Fund Class 1
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)             $    8,535    $ 14,408    $  3,122  $   581    $    818   $   4,196   $  (31,705)
   Net realized gain (loss)                     (1,750)       (479)       (104)      (7)        (42)     17,499       98,423
   Capital gain distributions from
     mutual funds                              106,931          --          --       --          --      82,764           --
   Change in net unrealized
     appreciation (depreciation) of
     investments                              (125,259)    (33,463)    (20,826)  (1,476)    (11,085)   (107,290)    (152,631)
                                            ----------    --------    --------  -------    --------   ---------   ----------
       Increase (decrease) in net
         assets resulting from
         operations                            (11,543)    (19,534)    (17,808)    (902)    (10,309)     (2,831)     (85,913)
                                            ----------    --------    --------  -------    --------   ---------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              2,034,836     508,223     288,725   44,127      62,146          --        2,290
   Cost of units redeemed                       (1,914)     (2,941)         --       --          --     (46,085)    (228,194)
   Net transfers                                14,909     144,285      17,706    5,887      39,437      11,256      (21,831)
   Contract maintenance charge                      --          (6)         --       --          --        (166)      (3,391)
   Adjustments to net assets
     allocated to contracts in payout
     period                                         --          --          --       --          --          --           --
                                            ----------    --------    --------  -------    --------   ---------   ----------
       Increase (decrease) in net
         assets resulting from
         principal transactions              2,047,831     649,561     306,431   50,014     101,583     (34,995)    (251,126)
                                            ----------    --------    --------  -------    --------   ---------   ----------
Increase (decrease) in net assets            2,036,288     630,027     288,623   49,112      91,274     (37,826)    (337,039)
Net assets at beginning of period                   --          --          --       --          --     809,820    2,185,966
                                            ----------    --------    --------  -------    --------   ---------   ----------
Net assets at end of period                 $2,036,288    $630,027    $288,623  $49,112    $ 91,274   $ 771,994   $1,848,927
                                            ==========    ========    ========  =======    ========   =========   ==========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)             $       --    $     --    $     --  $    --    $     --   $   7,987   $  (36,146)
   Net realized gain (loss)                         --          --          --       --          --      17,309      142,288
   Capital gain distributions from
     mutual funds                                   --          --          --       --          --      18,003           --
   Change in net unrealized
     appreciation (depreciation) of
     investments                                    --          --          --       --          --      21,114       83,734
                                            ----------    --------    --------  -------    --------   ---------   ----------
       Increase (decrease) in net
         assets resulting from
         operations                                 --          --          --       --          --      64,413      189,876
                                            ----------    --------    --------  -------    --------   ---------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                     --          --          --       --          --          --          660
   Cost of units redeemed                           --          --          --       --          --     (47,250)    (440,212)
   Net transfers                                    --          --          --       --          --        (418)     (59,670)
   Contract maintenance charge                      --          --          --       --          --        (173)      (4,557)
   Adjustments to net assets
     allocated to contracts in payout
     period                                         --          --          --       --          --          --           --
                                            ----------    --------    --------  -------    --------   ---------   ----------
       Increase (decrease) in net
         assets resulting from
         principal transactions                     --          --          --       --          --     (47,841)    (503,779)
                                            ----------    --------    --------  -------    --------   ---------   ----------
                                                    --          --          --       --          --
Increase (decrease) in net assets                   --          --          --       --          --      16,572     (313,903)
                                                    --          --          --       --          --     793,248    2,499,869
Net assets at beginning of period           ----------    --------    --------  -------    --------   ---------   ----------
                                            $       --    $     --    $     --  $    --    $     --   $ 809,820   $2,185,966
Net assets at end of period                 ==========    ========    ========  =======    ========   =========   ==========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                               Sub-accounts
                                           -------------------------------------------------------------------------------------
                                           Columbia               Columbia
                                             VP -                   VP -                                             Columbia
                                           Emerging   Columbia    Limited                  Columbia                 VP Marsico
                                           Markets    VP Income   Duration  Columbia VP   VP Marsico   Columbia VP International
                                             Bond   Opportunities  Credit   Marsico 21st    Focused      Marsico   Opportunities
                                             Fund       Fund        Fund    Century Fund Equities Fund Growth Fund     Fund
                                           Class 2     Class 1    Class 2     Class 1       Class 1      Class 1      Class 2
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)             $   (7)  $ 1,090,482  $   (401)  $  (17,701)  $  (432,555) $  (28,483)  $  (21,304)
   Net realized gain (loss)                     --      (203,099)     (241)      37,073       496,605     157,279       72,144
   Capital gain distributions from
     mutual funds                               --       127,123        --      207,284     4,348,821     231,854           --
   Change in net unrealized
     appreciation (depreciation) of
     investments                               (11)   (1,317,844)   (1,740)    (225,815)   (4,077,398)   (342,610)     (63,412)
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
       Increase (decrease) in net
         assets resulting from
         operations                            (18)     (303,338)   (2,382)         841       335,473      18,040      (12,572)
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              1,900        51,300   130,058           --       240,163       3,812        2,519
   Cost of units redeemed                       --    (2,075,052)       --     (108,715)   (3,872,353)   (349,355)    (245,821)
   Net transfers                                34      (535,650)  (37,561)      (1,831)   (1,117,154)    (74,029)     (67,916)
   Contract maintenance charge                  --       (60,371)       --         (877)      (99,145)     (2,724)      (2,947)
   Adjustments to net assets
     allocated to contracts in payout
     period                                     --            31        --           --            (1)         --           --
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
       Increase (decrease) in net
         assets resulting from
         principal transactions              1,934    (2,619,742)   92,497     (111,423)   (4,848,490)   (422,296)    (314,165)
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
Increase (decrease) in net assets            1,916    (2,923,080)   90,115     (110,582)   (4,513,017)   (404,256)    (326,737)
Net assets at beginning of period               --    15,886,936        --    1,127,137    31,162,661   2,109,250    1,775,008
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
Net assets at end of period                 $1,916   $12,963,856  $ 90,115   $1,016,555   $26,649,644  $1,704,994   $1,448,271
                                            ======   ===========  ========   ==========   ===========  ==========   ==========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)             $   --   $  (284,507) $     --   $  (17,683)  $  (356,731) $  (29,639)  $  (28,759)
   Net realized gain (loss)                     --      (152,039)       --       39,587       970,230     164,307       72,448
   Capital gain distributions from
     mutual funds                               --            --        --       48,177     4,988,687     314,498           --
   Change in net unrealized
     appreciation (depreciation) of
     investments                                --       878,761        --        8,294    (2,464,017)   (292,133)    (181,797)
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
       Increase (decrease) in net
         assets resulting from
         operations                             --       442,215        --       78,375     3,138,169     157,033     (138,108)
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                 --        52,334        --           --        63,296       1,758          900
   Cost of units redeemed                       --    (2,528,835)       --      (75,066)   (4,013,623)   (366,767)    (371,793)
   Net transfers                                --      (383,577)       --      (17,166)     (298,557)    (23,222)     104,846
   Contract maintenance charge                  --       (72,901)       --       (1,136)     (108,304)     (3,810)      (3,933)
   Adjustments to net assets
     allocated to contracts in payout
     period                                     --            --        --           --             2          --           --
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
       Increase (decrease) in net
         assets resulting from
         principal transactions                 --    (2,932,979)       --      (93,368)   (4,357,186)   (392,041)    (269,980)
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
                                                --                      --
Increase (decrease) in net assets               --    (2,490,764)       --      (14,993)   (1,219,017)   (235,008)    (408,088)
Net assets at beginning of period               --    18,377,700        --    1,142,130    32,381,678   2,344,258    2,183,096
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
Net assets at end of period                 $   --   $15,886,936  $     --   $1,127,137   $31,162,661  $2,109,250   $1,775,008
                                            ======   ===========  ========   ==========   ===========  ==========   ==========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                              Sub-accounts
                                           -----------------------------------------------------------------------------------
                                            Columbia                                           Franklin
                                             VP Mid                                          Templeton VIP
                                               Cap     Columbia VP                             Founding     GS VIT    GS VIT
                                             Growth       Small                    Franklin      Funds      Global    Multi-
                                           Opportunity   Company   Franklin Income Strategic  Allocations   Markets  Strategy
                                              Fund     Growth Fund Securities Fund  Income       Fund      Navigator Alt Port
                                             Class 1     Class 1       Class 2     VIP Fund     Class 2     Fd SVC   Advisor
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)             $ (7,393)  $  (13,821)  $  4,829,748   $ 13,717   $   744,244   $   (36) $  6,524
   Net realized gain (loss)                   19,845      113,984      1,756,222       (718)      189,431       (14)      (10)
   Capital gain distributions from
     mutual funds                                 --       42,836             --      4,600        86,635       873       712
   Change in net unrealized
     appreciation (depreciation) of
     investments                               6,576     (108,143)   (19,786,428)   (40,353)   (5,049,346)   (1,425)  (25,554)
                                            --------   ----------   ------------   --------   -----------   -------  --------
       Increase (decrease) in net
         assets resulting from
         operations                           19,028       34,856    (13,200,458)   (22,754)   (4,029,036)     (602)  (18,328)
                                            --------   ----------   ------------   --------   -----------   -------  --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                   --          458      8,192,204    311,128     2,458,096    40,639   377,596
   Cost of units redeemed                    (28,469)    (213,945)   (13,014,284)      (374)   (5,502,721)       --    (2,933)
   Net transfers                              (9,780)     (29,110)    (6,135,091)   243,546    (1,198,774)     (396)  138,800
   Contract maintenance charge                  (126)        (610)      (968,352)        (7)     (375,638)       --        (6)
   Adjustments to net assets
     allocated to contracts in payout
     period                                       --           --           (931)        --            --        --        --
                                            --------   ----------   ------------   --------   -----------   -------  --------
       Increase (decrease) in net
         assets resulting from
         principal transactions              (38,375)    (243,207)   (11,926,454)   554,293    (4,619,037)   40,243   513,457
                                            --------   ----------   ------------   --------   -----------   -------  --------
Increase (decrease) in net assets            (19,347)    (208,351)   (25,126,912)   531,539    (8,648,073)   39,641   495,129
Net assets at beginning of period            462,634      927,272    165,202,869     10,403    56,850,080        --        --
                                            --------   ----------   ------------   --------   -----------   -------  --------
Net assets at end of period                 $443,287   $  718,921   $140,075,957   $541,942   $48,202,007   $39,641  $495,129
                                            ========   ==========   ============   ========   ===========   =======  ========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)             $ (7,388)  $  (14,387)  $  5,603,431   $     --   $   661,953   $    --  $     --
   Net realized gain (loss)                    5,970       42,233      3,339,720         --       692,390        --        --
   Capital gain distributions from
     mutual funds                                 --       16,243             --         --        46,563        --        --
   Change in net unrealized
     appreciation (depreciation) of
     investments                              27,064     (110,184)    (4,552,955)        --      (813,380)       --        --
                                            --------   ----------   ------------   --------   -----------   -------  --------
       Increase (decrease) in net
         assets resulting from
         operations                           25,646      (66,095)     4,390,196         --       587,526        --        --
                                            --------   ----------   ------------   --------   -----------   -------  --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                  648          582     14,694,848     10,403     5,892,340        --        --
   Cost of units redeemed                    (38,280)     (99,860)   (12,217,105)        --    (5,481,783)       --        --
   Net transfers                              (3,602)      47,705      8,371,618         --     3,478,972        --        --
   Contract maintenance charge                  (143)        (796)      (958,565)        --      (365,343)       --        --
   Adjustments to net assets
     allocated to contracts in payout
     period                                       --           --             (4)        --            --        --        --
                                            --------   ----------   ------------   --------   -----------   -------  --------
       Increase (decrease) in net
         assets resulting from
         principal transactions              (41,377)     (52,369)     9,890,792     10,403     3,524,186        --        --
                                            --------   ----------   ------------   --------   -----------   -------  --------
                                                                                                                 --        --
Increase (decrease) in net assets            (15,731)    (118,464)    14,280,988     10,403     4,111,712        --        --
Net assets at beginning of period            478,365    1,045,736    150,921,881         --    52,738,368        --        --
                                            --------   ----------   ------------   --------   -----------   -------  --------
Net assets at end of period                 $462,634   $  927,272   $165,202,869   $ 10,403   $56,850,080   $    --  $     --
                                            ========   ==========   ============   ========   ===========   =======  ========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                Sub-accounts
                                           --------------------------------------------------------------------------------------
                                                      Invesco
                                            GS VIT      V.I.
                                           Strategic Balanced-    Invesco VI                  Invesco VI
                                            Income      Risk       American     Invesco VI    Growth and    Ivy Funds Lord Abbett
                                             Fund    Allocation Franchise Fund Comstock Fund  Income Fund   VIP Asset Fundamental
                                            Advisor      Fd       Series II      Series II     Series II    Strategy    Equity
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $  1,409   $  2,475   $  (290,694)  $    281,680  $   4,748,586  $ (1,418)  $  1,568
   Net realized gain (loss)                     (19)      (179)    2,173,728     22,721,492     21,487,005    (1,486)       (26)
   Capital gain distributions from
     mutual funds                                --      7,159       100,915        940,407     72,948,927    14,550     10,718
   Change in net unrealized
     appreciation (depreciation) of
     investments                             (2,989)   (16,098)   (1,416,289)   (50,099,034)  (121,845,579)  (35,194)   (18,231)
                                           --------   --------   -----------   ------------  -------------  --------   --------
       Increase (decrease) in net
         assets resulting from
         operations                          (1,599)    (6,643)      567,660    (26,155,455)   (22,661,061)  (23,548)    (5,971)
                                           --------   --------   -----------   ------------  -------------  --------   --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold             168,196    231,664       892,766      8,239,378      8,272,025   259,943    171,927
   Cost of units redeemed                        --         --    (2,175,138)   (37,333,204)   (53,360,918)   (1,732)      (122)
   Net transfers                             13,365      8,022    (1,190,344)     7,464,324        950,946    45,021      4,658
   Contract maintenance charge                   --         --       (71,385)    (2,181,907)    (3,208,825)       (7)        --
   Adjustments to net assets
     allocated to contracts in payout
     period                                      --         --        (1,928)         3,281          3,671        --         --
                                           --------   --------   -----------   ------------  -------------  --------   --------
       Increase (decrease) in net
         assets resulting from
         principal transactions             181,561    239,686    (2,546,029)   (23,808,128)   (47,343,101)  303,225    176,463
                                           --------   --------   -----------   ------------  -------------  --------   --------
Increase (decrease) in net assets           179,962    233,043    (1,978,369)   (49,963,583)   (70,004,162)  279,677    170,492
Net assets at beginning of period                --         --    19,893,499    368,875,078    523,816,386    10,317         --
                                           --------   --------   -----------   ------------  -------------  --------   --------
Net assets at end of period                $179,962   $233,043   $17,915,130   $318,911,495  $ 453,812,224  $289,994   $170,492
                                           ========   ========   ===========   ============  =============  ========   ========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)            $     --   $     --   $  (313,173)  $ (1,777,178) $    (505,663) $     --   $     --
   Net realized gain (loss)                      --         --     2,216,038     25,885,065     33,091,059        --         --
   Capital gain distributions from
     mutual funds                                --         --            --             --     61,894,548        --         --
   Change in net unrealized
     appreciation (depreciation) of
     investments                                 --         --      (618,684)     2,682,489    (51,860,485)      (86)        --
                                           --------   --------   -----------   ------------  -------------  --------   --------
       Increase (decrease) in net
         assets resulting from
         operations                              --         --     1,284,181     26,790,376     42,619,459       (86)        --
                                           --------   --------   -----------   ------------  -------------  --------   --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                  --         --       366,954     10,616,192     11,176,658    10,403         --
   Cost of units redeemed                        --         --    (2,293,530)   (39,689,343)   (59,236,943)       --         --
   Net transfers                                 --         --      (881,588)   (10,882,657)   (26,573,463)       --         --
   Contract maintenance charge                   --         --       (77,414)    (2,147,309)    (3,234,722)       --         --
   Adjustments to net assets
     allocated to contracts in payout
     period                                      --         --           (66)           232            254        --         --
                                           --------   --------   -----------   ------------  -------------  --------   --------
       Increase (decrease) in net
         assets resulting from
         principal transactions                  --         --    (2,885,644)   (42,102,885)   (77,868,216)   10,403         --
                                           --------   --------   -----------   ------------  -------------  --------   --------
                                                 --         --                                                               --
Increase (decrease) in net assets                --         --    (1,601,463)   (15,312,509)   (35,248,757)   10,317         --
Net assets at beginning of period                --         --    21,494,962    384,187,587    559,065,143        --         --
                                           --------   --------   -----------   ------------  -------------  --------   --------
Net assets at end of period                $     --   $     --   $19,893,499   $368,875,078  $ 523,816,386  $ 10,317   $     --
                                           ========   ========   ===========   ============  =============  ========   ========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                              Sub-accounts
                                        -----------------------------------------------------------------------------------------
                                                                                                             Neuberger
                                                                                                               Berman
                                                                           Lord       Lord                      AMT
                                          Lord Abbett      Lord Abbett    Abbett     Abbett       Morgan      Absolute
                                           Growth and     Mid Cap Stock   Series     Series    Stanley UIF     Return     PIMCO
                                        Income Portfolio Portfolio Class Fund Bond Fund Short     Global     Multi Mngr All Asset
                                            Class VC           VC        Debenture  Duration  Infrastructure Portfolio  Portfolio
FOR THE YEAR ENDED DECEMBER 31,
  2015
FROM OPERATIONS:
   Net investment income (loss)           $   (901,481)    $  (212,415)  $ 16,487   $ 18,602     $    (20)    $ (2,595)  $   462
   Net realized gain (loss)                 13,653,821       1,257,947       (648)      (154)        (826)         117        (7)
   Capital gain distributions from
     mutual funds                           11,324,388       1,201,120        554         --       11,495        3,674        --
   Change in net unrealized
     appreciation (depreciation)
     of investments                        (33,787,038)     (3,294,177)   (30,475)   (25,843)     (43,763)     (26,092)   (2,310)
                                          ------------     -----------   --------   --------     --------     --------   -------
       Increase (decrease) in net
         assets resulting from
         operations                         (9,710,310)     (1,047,525)   (14,082)    (7,395)     (33,114)     (24,896)   (1,855)
                                          ------------     -----------   --------   --------     --------     --------   -------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              2,294,055          36,660    322,255    509,320      304,687      367,603    19,766
   Cost of units redeemed                  (24,683,000)     (2,680,483)        --     (3,529)      (3,976)      (2,923)       --
   Net transfers                            (2,765,249)       (276,088)   127,976    404,985      110,303      137,597       231
   Contract maintenance charge              (1,441,610)        (14,641)        --         --           (5)          (6)       --
   Adjustments to net assets
     allocated to contracts in
     payout period                              (2,533)             45         --         --           --           --        --
                                          ------------     -----------   --------   --------     --------     --------   -------
       Increase (decrease) in net
         assets resulting from
         principal transactions            (26,598,337)     (2,934,507)   450,231    910,776      411,009      502,271    19,997
                                          ------------     -----------   --------   --------     --------     --------   -------
Increase (decrease) in net assets          (36,308,647)     (3,982,032)   436,149    903,381      377,895      477,375    18,142
Net assets at beginning of period          242,902,584      23,037,053         --         --           --           --        --
                                          ------------     -----------   --------   --------     --------     --------   -------
Net assets at end of period               $206,593,937     $19,055,021   $436,149   $903,381     $377,895     $477,375   $18,142
                                          ============     ===========   ========   ========     ========     ========   =======
FOR THE YEAR ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
   Net investment income (loss)           $ (2,289,811)    $  (264,984)  $     --   $     --     $     --     $     --   $    --
   Net realized gain (loss)                 15,326,219       1,577,260         --         --           --           --        --
   Capital gain distributions from
     mutual funds                                   --              --         --         --           --           --        --
   Change in net unrealized
     appreciation (depreciation)
     of investments                          1,332,141         885,434         --         --           --           --        --
                                          ------------     -----------   --------   --------     --------     --------   -------
       Increase (decrease) in net
         assets resulting from
         operations                         14,368,549       2,197,710         --         --           --           --        --
                                          ------------     -----------   --------   --------     --------     --------   -------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              3,450,867         234,801         --         --           --           --        --
   Cost of units redeemed                  (26,555,712)     (3,881,321)        --         --           --           --        --
   Net transfers                           (13,755,965)       (774,028)        --         --           --           --        --
   Contract maintenance charge              (1,500,202)        (15,776)        --         --           --           --        --
   Adjustments to net assets
     allocated to contracts in
     payout period                                 459             435         --         --           --           --        --
                                          ------------     -----------   --------   --------     --------     --------   -------
       Increase (decrease) in net
         assets resulting from
         principal transactions            (38,360,553)     (4,435,889)        --         --           --           --        --
                                          ------------     -----------   --------   --------     --------     --------   -------
                                                                               --         --           --           --        --
Increase (decrease) in net assets          (23,992,004)     (2,238,179)        --         --           --           --        --
Net assets at beginning of period          266,894,588      25,275,232         --         --           --           --        --
                                          ------------     -----------   --------   --------     --------     --------   -------
Net assets at end of period               $242,902,584     $23,037,053   $     --   $     --     $     --     $     --   $    --
                                          ============     ===========   ========   ========     ========     ========   =======

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                             Sub-accounts
                                     --------------------------------------------------------------------------------------------
                                       PIMCO                   Principal     Principal                                Principal
                                     Emerging      PIMCO      Diversified   Diversified    Principal     Principal    Government
                                      Markets  Unconstrained International International Equity Income Equity Income    & High
                                       Bond        Bond         Account       Account       Account       Account    Quality Bond
                                     Portfolio   Portfolio      Class 1       Class 2       Class 1       Class 2      Class 1
FOR THE YEAR ENDED DECEMBER 31,
  2015
FROM OPERATIONS:
   Net investment income (loss)       $   950    $  6,930     $   11,874     $  2,272     $   143,372   $    56,613   $   52,940
   Net realized gain (loss)               (36)     (2,418)        11,893       16,248         757,918       531,518        1,380
   Capital gain distributions
     from mutual funds                    219          87             --           --              --            --        4,021
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                       (3,969)    (11,674)       (40,914)     (23,639)     (1,712,771)   (1,118,318)     (80,271)
                                      -------    --------     ----------     --------     -----------   -----------   ----------
       Increase (decrease) in
         net assets resulting
         from operations               (2,836)     (7,075)       (17,147)      (5,119)       (811,481)     (530,187)     (21,930)
                                      -------    --------     ----------     --------     -----------   -----------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold        43,094     319,584             --           --           4,333       118,000       14,781
   Cost of units redeemed                (370)    (25,347)      (168,164)      (2,622)     (2,459,944)   (1,261,169)    (200,583)
   Net transfers                        1,255      73,917         14,952      (46,329)        (62,778)     (151,651)      66,921
   Contract maintenance charge             --          (4)        (2,248)        (274)        (30,792)      (22,204)      (2,124)
   Adjustments to net assets
     allocated to contracts in
     payout period                         --          --              6           --             161            --           48
                                      -------    --------     ----------     --------     -----------   -----------   ----------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions                  43,979     368,150       (155,454)     (49,225)     (2,549,020)   (1,317,024)    (120,957)
                                      -------    --------     ----------     --------     -----------   -----------   ----------
Increase (decrease) in net
  assets                               41,143     361,075       (172,601)     (54,344)     (3,360,501)   (1,847,211)    (142,887)
Net assets at beginning of
  period                                   --          --      1,156,814      436,042      17,102,964    10,552,625    3,099,798
                                      -------    --------     ----------     --------     -----------   -----------   ----------
Net assets at end of period           $41,143    $361,075     $  984,213     $381,698     $13,742,463   $ 8,705,414   $2,956,911
                                      =======    ========     ==========     ========     ===========   ===========   ==========
FOR THE YEAR ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
   Net investment income (loss)       $    --    $     --     $   10,125     $  1,192     $   158,309   $    62,223   $   69,641
   Net realized gain (loss)                --          --         30,311       22,051         629,595       389,953        8,914
   Capital gain distributions
     from mutual funds                     --          --             --           --              --            --           --
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                           --          --        (96,967)     (46,736)      1,027,307       614,304       31,063
                                      -------    --------     ----------     --------     -----------   -----------   ----------
       Increase (decrease) in
         net assets resulting
         from operations                   --          --        (56,531)     (23,493)      1,815,211     1,066,480      109,618
                                      -------    --------     ----------     --------     -----------   -----------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold            --          --             --           --             239           (15)         500
   Cost of units redeemed                  --          --       (287,707)     (74,903)     (2,139,851)     (964,989)    (334,249)
   Net transfers                           --          --         14,830        6,325        (149,281)      (16,960)       2,040
   Contract maintenance charge             --          --         (3,102)        (395)        (36,320)      (23,771)      (2,629)
   Adjustments to net assets
     allocated to contracts in
     payout period                         --          --             16           --             144            --           46
                                      -------    --------     ----------     --------     -----------   -----------   ----------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions                      --          --       (275,963)     (68,973)     (2,325,069)   (1,005,735)    (334,292)
                                      -------    --------     ----------     --------     -----------   -----------   ----------
                                           --          --
Increase (decrease) in net
  assets                                   --          --       (332,494)     (92,466)       (509,858)       60,745     (224,674)
Net assets at beginning of
  period                                   --          --      1,489,308      528,508      17,612,822    10,491,880    3,324,472
                                      -------    --------     ----------     --------     -----------   -----------   ----------
Net assets at end of period           $    --    $     --     $1,156,814     $436,042     $17,102,964   $10,552,625   $3,099,798
                                      =======    ========     ==========     ========     ===========   ===========   ==========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                 Sub-accounts
                                               --------------------------------------------------------------------------------
                                               Principal
                                               Government                           Principal   Principal  Principal  Principal
                                                 & High    Principal    Principal    LargeCap    LargeCap  LargeCap   LargeCap
                                                Quality     Income       Income       Blend       Blend     Growth     Growth
                                                  Bond      Account      Account    Account II  Account II  Account    Account
                                                Class 2     Class 1      Class 2     Class 1     Class 2    Class 1    Class 2
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)                 $ 12,880  $   139,791  $   59,079  $    18,531  $   3,795  $ (10,837) $ (6,970)
   Net realized gain (loss)                          589       39,815      44,450      191,653     86,985     63,993    22,020
   Capital gain distributions from
     mutual funds                                  1,100           --          --      454,054    146,960         --        --
   Change in net unrealized
     appreciation (depreciation) of
     investments                                 (21,876)    (279,947)   (158,121)    (665,623)  (235,048)   (17,419)   (1,322)
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
       Increase (decrease) in net assets
         resulting from operations                (7,307)    (100,341)    (54,592)      (1,385)     2,692     35,737    13,728
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                       --           --          --          132         --         --        --
   Cost of units redeemed                        (38,263)    (515,486)   (498,692)     (49,906)   (58,760)  (276,920)  (34,384)
   Net transfers                                 (15,380)     (33,480)    (21,199)  (1,840,227)  (602,693)     2,496     4,205
   Contract maintenance charge                      (489)     (10,579)     (1,054)        (485)        (1)      (319)     (124)
   Adjustments to net assets allocated
     to contracts in payout period                    --           31           2            9         --         --        --
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
       Increase (decrease) in net assets
         resulting from principal
         transactions                            (54,132)    (559,514)   (520,943)  (1,890,477)  (661,454)  (274,743)  (30,303)
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
Increase (decrease) in net assets                (61,439)    (659,855)   (575,535)  (1,891,862)  (658,762)  (239,006)  (16,575)
Net assets at beginning of period                854,357    5,230,886   2,792,095    1,891,862    658,762    907,530   437,242
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
Net assets at end of period                     $792,918  $ 4,571,031  $2,216,560  $        --  $      --  $ 668,524  $420,667
                                                ========  ===========  ==========  ===========  =========  =========  ========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)                 $ 15,938  $   168,771  $   72,116  $    (4,137) $  (3,446) $  (8,218) $ (6,020)
   Net realized gain (loss)                        2,190       91,919      38,660       64,881     21,451     26,630    42,963
   Capital gain distributions from
     mutual funds                                     --           --          --           --         --         --        --
   Change in net unrealized
     appreciation (depreciation) of
     investments                                   8,830      (26,215)     (4,631)     112,723     38,542     55,492     5,392
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
       Increase (decrease) in net assets
         resulting from operations                26,958      234,475     106,145      173,467     56,547     73,904    42,335
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                    2,515          515          (5)         737        (12)        --        --
   Cost of units redeemed                        (90,527)    (971,075)   (278,615)    (156,517)   (52,097)   (35,549)  (81,140)
   Net transfers                                   6,417      (88,504)    (86,674)      18,392     26,337    173,760    15,595
   Contract maintenance charge                      (725)     (12,948)     (1,229)      (1,594)      (122)      (720)     (121)
   Adjustments to net assets allocated
     to contracts in payout period                    --           29          20           30         --         --        --
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
       Increase (decrease) in net assets
         resulting from principal
         transactions                            (82,320)  (1,071,983)   (366,503)    (138,952)   (25,894)   137,491   (65,666)
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
Increase (decrease) in net assets                (55,362)    (837,508)   (260,358)      34,515     30,653    211,395   (23,331)
Net assets at beginning of period                909,719    6,068,394   3,052,453    1,857,347    628,109    696,135   460,573
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
Net assets at end of period                     $854,357  $ 5,230,886  $2,792,095  $ 1,891,862  $ 658,762  $ 907,530  $437,242
                                                ========  ===========  ==========  ===========  =========  =========  ========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                             Sub-accounts
                                          ----------------------------------------------------------------------------------
                                                                                                      Principal
                                                                                                         PVC      Principal
                                           Principal  Principal   Principal               Principal   Principal      PVC
                                             Money      Money    PVC Capital  Principal      PVC       Capital    SmallCap
                                            Market     Market    Appreciation PVC MidCap    MidCap   Appreciation   Blend
                                            Account    Account     Account    Blend Acct  Blend Acct   Account     Account
                                            Class 1    Class 2     Class 1     Class 1     Class 2     Class 2     Class 1
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)           $  (15,040) $  (9,027) $  (129,568) $  (21,597)  $ (9,651)  $  (32,911) $  (7,842)
   Net realized gain (loss)                       --         --       83,975     136,664     37,832       29,325    185,286
   Capital gain distributions from
     mutual funds                                 --         --      195,961     222,658     73,934       38,287    140,086
   Change in net unrealized
     appreciation (depreciation) of
     investments                                  --         --     (105,257)   (324,856)   (98,122)     (31,259)  (335,983)
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
       Increase (decrease) in net
         assets resulting from
         operations                          (15,040)    (9,027)      45,111      12,869      3,993        3,442    (18,453)
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                  500      1,004        1,152       4,998    118,000       34,874         33
   Cost of units redeemed                   (427,783)  (814,312)  (1,327,889)   (268,519)   (16,096)    (347,125)   (21,961)
   Net transfers                             266,323    704,846    1,767,668     (23,154)   (53,629)     514,585    190,300
   Contract maintenance charge                (1,517)      (710)     (18,425)     (3,000)      (385)      (1,247)      (702)
   Adjustments to net assets
     allocated to contracts in
     payout period                                10        740           94          21         --           --         16
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
       Increase (decrease) in net
         assets resulting from
         principal transactions             (162,467)  (108,432)     422,600    (289,654)    47,890      201,087    167,686
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
Increase (decrease) in net assets           (177,507)  (117,459)     467,711    (276,785)    51,883      204,529    149,233
Net assets at beginning of period          1,055,428    601,677   10,118,157   2,224,709    734,929    1,903,974    545,987
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
Net assets at end of period               $  877,921  $ 484,218  $10,585,868  $1,947,924   $786,812   $2,108,503  $ 695,220
                                          ==========  =========  ===========  ==========   ========   ==========  =========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)           $  (18,653) $ (11,741) $   169,192  $  (21,788)  $ (9,255)  $   24,218  $  (8,817)
   Net realized gain (loss)                       --         --      165,952     116,262     22,573       22,258     50,209
   Capital gain distributions from
     mutual funds                                 --         --    1,610,290     196,426     62,517      296,342         --
   Change in net unrealized
     appreciation (depreciation) of
     investments                                  --         --     (896,452)    (59,648)    (2,037)    (159,451)   (17,600)
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
       Increase (decrease) in net
         assets resulting from
         operations                          (18,653)   (11,741)   1,048,982     231,252     73,798      183,367     23,792
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              268,704         --        1,778         392         --           --         33
   Cost of units redeemed                   (753,325)  (227,495)  (1,482,428)   (218,952)   (37,079)    (204,927)   (63,834)
   Net transfers                             272,131      1,492      (88,009)    (35,471)    (1,970)       6,976      7,053
   Contract maintenance charge                (1,967)    (1,093)     (21,293)     (3,338)      (400)      (1,363)      (634)
   Adjustments to net assets
     allocated to contracts in
     payout period                                10        647           68          18         --           --         14
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
       Increase (decrease) in net
         assets resulting from
         principal transactions             (214,447)  (226,449)  (1,589,884)   (257,351)   (39,449)    (199,314)   (57,368)
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
Increase (decrease) in net assets           (233,100)  (238,190)    (540,902)    (26,099)    34,349      (15,947)   (33,576)
Net assets at beginning of period          1,288,528    839,867   10,659,059   2,250,808    700,580    1,919,921    579,563
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
Net assets at end of period               $1,055,428  $ 601,677  $10,118,157  $2,224,709   $734,929   $1,903,974  $ 545,987
                                          ==========  =========  ===========  ==========   ========   ==========  =========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                             Sub-accounts
                                     --------------------------------------------------------------------------------------------
                                                                                                        Principal
                                      Principal   Principal                              Principal SAM     SAM      Principal SAM
                                     Real Estate Real Estate Principal SAM Principal SAM Conservative  Conservative Conservative
                                     Securities  Securities    Balanced      Balanced      Balanced      Balanced      Growth
                                       Account     Account     Portfolio     Portfolio     Portfolio    Portfolio     Portfolio
                                       Class 1     Class 2      Class 1       Class 2       Class 1      Class 2       Class 1
FOR THE YEAR ENDED DECEMBER 31,
  2015
FROM OPERATIONS:
   Net investment income (loss)       $     (22)  $   (336)   $   492,347   $   359,894   $    63,473   $   65,195   $   120,579
   Net realized gain (loss)              71,885     27,221        487,977       614,532        43,015      119,407       618,455
   Capital gain distributions
     from mutual funds                   15,297      8,189      2,708,076     2,533,673       172,423      225,804     1,169,862
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                        (77,766)   (28,509)    (4,467,276)   (4,332,801)     (358,194)    (525,519)   (2,351,701)
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
       Increase (decrease) in
         net assets resulting
         from operations                  9,394      6,565       (778,876)     (824,702)      (79,283)    (115,113)     (442,805)
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              --         --          2,640       157,520         6,033      118,000        26,510
   Cost of units redeemed              (142,526)   (16,142)    (4,324,531)   (4,382,249)     (260,347)    (776,137)   (2,192,565)
   Net transfers                         (7,926)   (31,311)      (242,173)      303,240       (39,675)    (142,841)     (530,740)
   Contract maintenance charge             (974)      (442)       (25,977)      (54,429)       (3,244)      (3,166)      (12,910)
   Adjustments to net assets
     allocated to contracts in
     payout period                           --         --             34            --           114           --             5
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions                  (151,426)   (47,895)    (4,590,007)   (3,975,918)     (297,119)    (804,144)   (2,709,700)
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
Increase (decrease) in net
  assets                               (142,032)   (41,330)    (5,368,883)   (4,800,620)     (376,402)    (919,257)   (3,152,505)
Net assets at beginning of
  period                                601,392    290,847     39,533,551    36,330,970     3,848,231    5,120,776    20,426,876
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
Net assets at end of period           $ 459,360   $249,517    $34,164,668   $31,530,350   $ 3,471,829   $4,201,519   $17,274,371
                                      =========   ========    ===========   ===========   ===========   ==========   ===========
FOR THE YEAR ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
   Net investment income (loss)       $   1,121   $   (673)   $   511,975   $   328,742   $    65,382   $   63,791   $    50,283
   Net realized gain (loss)              48,046     16,868      1,486,240     1,319,612       184,603      145,263     1,007,346
   Capital gain distributions
     from mutual funds                       --         --      6,025,723     5,317,118       366,316      469,886     2,537,186
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                        107,954     56,702     (5,827,823)   (5,151,320)     (427,711)    (450,459)   (2,392,268)
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
       Increase (decrease) in
         net assets resulting
         from operations                157,121     72,897      2,196,115     1,814,152       188,590      228,481     1,202,547
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              --         --         18,945        35,779            33       38,731        14,615
   Cost of units redeemed               (83,041)   (12,173)    (8,055,822)   (5,706,843)   (1,024,130)    (732,228)   (2,896,880)
   Net transfers                        (40,823)   (23,594)      (306,762)     (226,565)      (71,615)    (120,951)     (543,451)
   Contract maintenance charge           (1,256)      (447)       (33,318)      (57,963)       (3,733)      (3,855)      (16,053)
   Adjustments to net assets
     allocated to contracts in
     payout period                           --         --            423            10           110           --             8
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions                  (125,120)   (36,214)    (8,376,534)   (5,955,582)   (1,099,335)    (818,303)   (3,441,761)
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
Increase (decrease) in net
  assets                                 32,001     36,683     (6,180,419)   (4,141,430)     (910,745)    (589,822)   (2,239,214)
Net assets at beginning of
  period                                569,391    254,164     45,713,970    40,472,400     4,758,976    5,710,598    22,666,090
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
Net assets at end of period           $ 601,392   $290,847    $39,533,551   $36,330,970   $ 3,848,231   $5,120,776   $20,426,876
                                      =========   ========    ===========   ===========   ===========   ==========   ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                          Sub-accounts
                                     --------------------------------------------------------------------------------------
                                      Principal    Principal                 Principal    Principal
                                         SAM          SAM       Principal       SAM          SAM      Principal  Principal
                                     Conservative  Flexible    SAM Flexible  Strategic    Strategic   Short-Term Short-Term
                                        Growth      Income        Income      Growth       Growth       Income     Income
                                      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Account    Account
                                       Class 2      Class 1      Class 2      Class 1      Class 2     Class 1    Class 2
FOR THE YEAR ENDED DECEMBER 31,
  2015
FROM OPERATIONS:
   Net investment income (loss)      $    70,810  $   152,682  $   123,707  $    30,583  $    34,175  $   7,463  $   6,267
   Net realized gain (loss)              573,227       58,378      129,178      254,863      263,422      4,515      2,858
   Capital gain distributions
     from mutual funds                 1,208,854      178,755      174,374      320,755      622,290         --         --
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                      (2,373,472)    (589,271)    (642,513)    (712,971)  (1,211,837)   (17,380)   (16,263)
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
       Increase (decrease) in
         net assets resulting
         from operations                (520,581)    (199,456)    (215,254)    (106,770)    (291,950)    (5,402)    (7,138)
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold           26,687        3,678           --        3,753        2,737         --         --
   Cost of units redeemed             (2,390,841)    (591,529)    (962,617)    (699,287)  (1,402,816)   (78,514)   (98,193)
   Net transfers                         402,544      (12,479)     (46,596)     295,281     (184,924)   (18,615)       253
   Contract maintenance charge           (46,317)      (3,949)      (2,719)      (2,352)     (24,102)      (675)      (357)
   Adjustments to net assets
     allocated to contracts in
     payout period                            --          278            2            8           --         43         --
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions                 (2,007,927)    (604,001)  (1,011,930)    (402,597)  (1,609,105)   (97,761)   (98,297)
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net
  assets                              (2,528,508)    (803,457)  (1,227,184)    (509,367)  (1,901,055)  (103,163)  (105,435)
Net assets at beginning of
  period                              20,599,307    7,804,004    7,945,734    4,729,638    8,983,731    795,506    772,195
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
Net assets at end of period          $18,070,799  $ 7,000,547  $ 6,718,550  $ 4,220,271  $ 7,082,676  $ 692,343  $ 666,760
                                     ===========  ===========  ===========  ===========  ===========  =========  =========
FOR THE YEAR ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
   Net investment income (loss)      $       (28) $   173,792  $   142,056  $    (1,720) $   (25,896) $   1,124  $  (1,865)
   Net realized gain (loss)            1,063,220      187,728      148,427      562,332      315,876      6,747      1,043
   Capital gain distributions
     from mutual funds                 2,663,175      460,219      453,619      828,627    1,513,023         --         --
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                      (2,596,273)    (452,029)    (401,948)  (1,035,536)  (1,219,258)    (5,727)    (3,927)
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
       Increase (decrease) in
         net assets resulting
         from operations               1,130,094      369,710      342,154      353,703      583,745      2,144     (4,749)
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold           37,256        2,760           --        1,085        3,318         --         (4)
   Cost of units redeemed             (3,259,491)  (1,296,203)    (861,916)  (1,101,695)    (897,868)   (87,661)    (6,874)
   Net transfers                         (35,711)      72,626      (19,894)    (374,151)    (157,994)   (55,339)    (7,729)
   Contract maintenance charge           (56,213)      (4,346)      (3,403)      (3,452)     (28,806)      (754)      (371)
   Adjustments to net assets
     allocated to contracts in
     payout period                            --          599           16            7           --         41         --
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions                 (3,314,159)  (1,224,564)    (885,197)  (1,478,206)  (1,081,350)  (143,713)   (14,978)
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net
  assets                              (2,184,065)    (854,854)    (543,043)  (1,124,503)    (497,605)  (141,569)   (19,727)
Net assets at beginning of
  period                              22,783,372    8,658,858    8,488,777    5,854,141    9,481,336    937,075    791,922
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
Net assets at end of period          $20,599,307  $ 7,804,004  $ 7,945,734  $ 4,729,638  $ 8,983,731  $ 795,506  $ 772,195
                                     ===========  ===========  ===========  ===========  ===========  =========  =========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                            Sub-accounts
                                        ------------------------------------------------------------------------------------
                                        Principal  Principal     PVC         SAST        SAST         SAST         SAST
                                        SmallCap   SmallCap    SmallCap   Aggressive  Aggressive   Aggressive    Alliance
                                          Value      Value      Blend       Growth      Growth       Growth       Growth
                                        Account I  Account I   Account    Portfolio   Portfolio    Portfolio     Portfolio
                                         Class 1    Class 2    Class 2     Class 1     Class 2      Class 3       Class 1
FOR THE YEAR ENDED DECEMBER 31,
  2015
FROM OPERATIONS:
   Net investment income (loss)         $   1,102  $     719  $  (5,245) $  (384,932) $  (51,387) $  (389,359) $ (2,489,223)
   Net realized gain (loss)                (4,089)   (15,205)    83,390    1,223,552     164,492    2,469,909    12,393,284
   Capital gain distributions from
     mutual funds                          58,691     43,674     71,787           --          --           --    16,900,677
   Change in net unrealized
     appreciation (depreciation)
     of investments                       (53,619)   (28,558)  (161,674)  (1,339,214)   (209,616)  (2,786,492)  (10,466,129)
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
       Increase (decrease) in net
         assets resulting from
         operations                         2,085        630    (11,742)    (500,594)    (96,511)    (705,942)   16,338,609
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                --         --         --      113,725      22,627    1,757,476       688,864
   Cost of units redeemed                    (596)      (393)   (18,115)  (2,868,794)   (275,523)  (2,751,512)  (22,739,062)
   Net transfers                         (187,280)  (136,741)   139,600      119,624     216,530      983,412    (2,323,935)
   Contract maintenance charge                (91)       (75)      (356)     (21,065)     (6,654)    (164,326)     (117,667)
   Adjustments to net assets
     allocated to contracts in
     payout period                             --         --         --        4,360          (2)         199        10,822
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
       Increase (decrease) in net
         assets resulting from
         principal transactions          (187,967)  (137,209)   121,129   (2,652,150)    (43,022)    (174,751)  (24,480,978)
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
Increase (decrease) in net assets        (185,882)  (136,579)   109,387   (3,152,744)   (139,533)    (880,693)   (8,142,369)
Net assets at beginning of period         185,882    136,579    271,033   26,056,715   3,224,586   24,985,871   179,268,262
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
Net assets at end of period             $      --  $      --  $ 380,420  $22,903,971  $3,085,053  $24,105,178  $171,125,893
                                        =========  =========  =========  ===========  ==========  ===========  ============
FOR THE YEAR ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
   Net investment income (loss)         $  (1,630) $  (1,164) $  (4,144) $  (431,859) $  (53,545) $  (403,305) $ (2,675,663)
   Net realized gain (loss)                34,492      6,017      8,534    1,953,284     220,996    3,137,086     8,967,274
   Capital gain distributions from
     mutual funds                          24,079     14,126         --           --          --           --            --
   Change in net unrealized
     appreciation (depreciation)
     of investments                       (50,051)   (12,512)     8,086   (2,197,541)   (220,591)  (3,163,486)   14,160,860
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
       Increase (decrease) in net
         assets resulting from
         operations                         6,890      6,467     12,476     (676,116)    (53,140)    (429,705)   20,452,471
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                --         --         --       80,668       5,154    1,295,817       649,334
   Cost of units redeemed                 (59,441)    (1,836)    (9,895)  (4,964,372)   (366,392)  (3,441,069)  (20,751,052)
   Net transfers                          (21,834)    21,504      3,383   (2,174,214)    (67,690)   2,315,148    (2,920,537)
   Contract maintenance charge               (516)      (286)      (194)     (23,979)     (6,239)    (162,150)     (124,215)
   Adjustments to net assets
     allocated to contracts in
     payout period                             --         --         --        4,719          --           --        16,941
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
       Increase (decrease) in net
         assets resulting from
         principal transactions           (81,791)    19,382     (6,706)  (7,077,178)   (435,167)       7,746   (23,129,529)
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
Increase (decrease) in net assets         (74,901)    25,849      5,770   (7,753,294)   (488,307)    (421,959)   (2,677,058)
Net assets at beginning of period         260,783    110,730    265,263   33,810,009   3,712,893   25,407,830   181,945,320
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
Net assets at end of period             $ 185,882  $ 136,579  $ 271,033  $26,056,715  $3,224,586  $24,985,871  $179,268,262
                                        =========  =========  =========  ===========  ==========  ===========  ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                         Sub-accounts
                              ---------------------------------------------------------------------------------------------------
                                                          SAST American                                SAST American
                              SAST Alliance SAST Alliance  Funds Asset   SAST American   SAST American Funds Growth-    SAST
                                 Growth        Growth      Allocation     Funds Global   Funds Growth     Income      Balanced
                                Portfolio     Portfolio     Portfolio   Growth Portfolio   Portfolio     Portfolio    Portfolio
                                 Class 2       Class 3       Class 3        Class 3         Class 3       Class 3      Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                    $  (320,015) $ (1,762,852) $   (177,740)   $ (2,806,036)  $ (1,996,279) $ (1,314,322) $    85,591
   Net realized gain
     (loss)                      2,209,218    12,498,339     7,282,907      26,388,900     21,956,844    15,308,509    1,668,404
   Capital gain
     distributions from
     mutual funds                1,964,385    10,933,040    13,976,937      64,261,276     25,434,965    18,058,740    3,274,233
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                (1,978,818)  (11,805,740)  (22,210,658)    (66,031,088)   (31,122,137)  (32,604,318)  (5,670,683)
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting from
         operations              1,874,770     9,862,787    (1,128,554)     21,813,052     14,273,393      (551,391)    (642,455)
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                     23,513     4,117,206    25,929,435      10,846,113     24,376,973    14,172,449    1,149,966
   Cost of units redeemed       (2,679,091)  (14,978,475)  (16,338,554)    (37,087,658)   (27,997,153)  (24,497,686)  (5,202,219)
   Net transfers                  (533,581)    1,428,090    20,132,180     (25,216,781)   (11,408,374)   (2,246,044)     495,786
   Contract maintenance
     charge                        (44,854)     (451,251)   (1,060,502)     (3,488,757)    (1,955,682)   (1,488,197)     (26,968)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                            674          (724)       (8,971)            569            497         1,150        7,331
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions           (3,233,339)   (9,885,154)   28,653,588     (54,946,514)   (16,983,739)  (14,058,328)  (3,576,104)
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
Increase (decrease) in
  net assets                    (1,358,569)      (22,367)   27,525,034     (33,133,462)    (2,710,346)  (14,609,719)  (4,218,559)
Net assets at beginning
  of period                     21,090,293   109,039,481   161,322,873     426,715,336    294,153,090   242,403,728   46,621,859
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
Net assets at end of
  period                       $19,731,724  $109,017,114  $188,847,907    $393,581,874   $291,442,744  $227,794,009  $42,403,300
                               ===========  ============  ============    ============   ============  ============  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                    $  (334,023) $ (1,743,275) $   (801,451)   $ (2,778,748)  $ (2,866,427) $ (1,418,163) $   (61,131)
   Net realized gain
     (loss)                      2,344,372    12,370,741     8,949,785      20,477,398     19,422,392    16,615,305    1,688,627
   Capital gain
     distributions from
     mutual funds                       --            --     2,947,701      14,368,332      1,600,345     2,067,790           --
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                   443,972     1,808,683    (5,575,799)    (30,453,192)       676,013     2,609,188    2,662,948
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting from
         operations              2,454,321    12,436,149     5,520,236       1,613,790     18,832,323    19,874,120    4,290,444
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                     59,750     3,072,790    17,974,617      14,437,977     18,443,503    20,797,384      872,876
   Cost of units redeemed       (3,063,890)  (18,214,216)  (15,666,135)    (37,272,800)   (27,520,358)  (25,437,911)  (6,354,578)
   Net transfers                  (995,720)   (2,988,500)    2,650,459      (1,637,260)   (12,202,198)   (9,801,324)   1,391,858
   Contract maintenance
     charge                        (47,387)     (448,593)   (1,002,703)     (3,356,090)    (1,938,362)   (1,507,218)     (29,849)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                           (198)           26        15,412            (661)           102        (1,656)        (735)
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions           (4,047,445)  (18,578,493)    3,971,650     (27,828,834)   (23,217,313)  (15,950,725)  (4,120,428)
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
Increase (decrease) in
  net assets                    (1,593,124)   (6,142,344)    9,491,886     (26,215,044)    (4,384,990)    3,923,395      170,016
Net assets at beginning
  of period                     22,683,417   115,181,825   151,830,987     452,930,380    298,538,080   238,480,333   46,451,843
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
Net assets at end of
  period                       $21,090,293  $109,039,481  $161,322,873    $426,715,336   $294,153,090  $242,403,728  $46,621,859
                               ===========  ============  ============    ============   ============  ============  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                            Sub-accounts
                                     ------------------------------------------------------------------------------------------
                                        SAST                     SAST Blue    SAST Blue   SAST Blue   SAST Capital SAST Capital
                                      Balanced    SAST Balanced Chip Growth  Chip Growth Chip Growth     Growth       Growth
                                      Portfolio     Portfolio    Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                                       Class 2       Class 3      Class 1      Class 2     Class 3      Class 1      Class 2
FOR THE YEAR ENDED DECEMBER 31,
  2015
FROM OPERATIONS:
   Net investment income (loss)      $    (7,538) $     11,254  $   (90,899) $  (38,621) $(1,213,212)  $  (73,287)  $  (24,031)
   Net realized gain (loss)              545,085     6,256,594      518,178     167,193    5,069,598      433,056       95,950
   Capital gain distributions
     from mutual funds                   587,872     7,136,525      130,618      48,047    1,529,829      194,259       60,376
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                      (1,266,088)  (15,124,131)    (339,352)    (94,155)  (3,155,310)    (359,564)     (73,963)
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
       Increase (decrease) in
         net assets resulting
         from operations                (140,669)   (1,719,758)     218,545      82,464    2,230,905      194,464       58,332
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold           34,674     7,039,872       55,729         754    5,685,241       62,651       17,966
   Cost of units redeemed               (901,562)  (10,455,264)  (1,340,814)   (289,796)  (8,058,087)    (514,404)     (78,962)
   Net transfers                        (346,802)    3,006,361      566,290     157,147    3,174,389      (60,079)    (108,024)
   Contract maintenance charge           (13,376)     (616,083)      (4,026)     (6,182)    (657,927)      (2,242)      (3,210)
   Adjustments to net assets
     allocated to contracts in
     payout period                         6,701           357          491          --          438        1,359           --
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions                 (1,220,365)   (1,024,757)    (722,330)   (138,077)     144,054     (512,715)    (172,230)
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
Increase (decrease) in net
  assets                              (1,361,034)   (2,744,515)    (503,785)    (55,613)   2,374,959     (318,251)    (113,898)
Net assets at beginning of
  period                               8,843,955    95,948,227    8,065,086   2,879,201   85,641,538    5,270,606    1,560,618
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
Net assets at end of period          $ 7,482,921  $ 93,203,712  $ 7,561,301  $2,823,588  $88,016,497   $4,952,355   $1,446,720
                                     ===========  ============  ===========  ==========  ===========   ==========   ==========
FOR THE YEAR ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
   Net investment income (loss)      $   (31,251) $   (294,655) $  (116,861) $  (44,203) $(1,269,412)  $  (78,606)  $  (27,057)
   Net realized gain (loss)              510,245     4,418,818      431,567     247,267    4,597,614      372,359      242,137
   Capital gain distributions
     from mutual funds                        --            --      397,940     123,210    3,799,169           --           --
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                         322,872     3,776,588      (44,668)    (57,388)     775,072       72,872     (131,517)
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
       Increase (decrease) in
         net assets resulting
         from operations                 801,866     7,900,751      667,978     268,886    7,902,443      366,625       83,563
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold            6,319     7,540,102       18,101       2,199    7,388,616       10,689           76
   Cost of units redeemed             (1,049,022)   (8,328,121)    (636,501)   (481,733)  (7,633,328)    (714,401)    (639,765)
   Net transfers                         254,201     6,509,793      655,140      73,779     (103,138)      13,094       40,920
   Contract maintenance charge           (12,902)     (537,188)      (3,530)     (6,302)    (576,086)      (2,827)      (3,206)
   Adjustments to net assets
     allocated to contracts in
     payout period                         2,408            69          401          --          102        2,918           --
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions                   (798,996)    5,184,655       33,611    (412,057)    (923,834)    (690,527)    (601,975)
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
Increase (decrease) in net
  assets                                   2,870    13,085,406      701,589    (143,171)   6,978,609     (323,902)    (518,412)
Net assets at beginning of
  period                               8,841,085    82,862,821    7,363,497   3,022,372   78,662,929    5,594,508    2,079,030
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
Net assets at end of period          $ 8,843,955  $ 95,948,227  $ 8,065,086  $2,879,201  $85,641,538   $5,270,606   $1,560,618
                                     ===========  ============  ===========  ==========  ===========   ==========   ==========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                        Sub-accounts
                              -------------------------------------------------------------------------------------------------
                                                                                                                      SAST
                              SAST Capital  SAST Cash     SAST Cash    SAST Cash         SAST           SAST        Corporate
                                 Growth     Management    Management   Management   Corporate Bond   Corporate        Bond
                               Portfolio    Portfolio     Portfolio    Portfolio      Portfolio    Bond Portfolio   Portfolio
                                Class 3      Class 1       Class 2      Class 3        Class 1        Class 2        Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                   $  (666,701) $   (539,913) $  (143,205) $ (2,427,033)  $  1,449,391   $   380,809   $ 11,755,322
   Net realized gain
     (loss)                     3,755,141      (110,015)     (36,102)     (695,776)     1,133,218       368,193      3,953,249
   Capital gain
     distributions from
     mutual funds               1,674,245            --           --            --        192,036        56,188      1,786,760
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments               (3,274,602)       35,882        3,061       (32,379)    (4,430,595)   (1,336,573)   (35,267,203)
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations             1,488,083      (614,046)    (176,246)   (3,155,188)    (1,655,950)     (531,383)   (17,771,872)
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                 1,765,984     1,385,536      529,857    89,420,651        480,513        55,264     19,891,284
   Cost of units redeemed      (4,970,925)  (11,247,570)  (3,168,297)  (63,529,880)    (8,536,376)   (2,981,966)   (63,313,210)
   Net transfers               (1,388,940)    3,781,398    1,522,339     2,307,445       (729,578)      161,197     12,776,276
   Contract maintenance
     charge                      (271,467)      (39,461)     (26,400)     (968,323)       (27,681)      (36,505)    (4,603,652)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                        (2,105)         (738)         340         2,268          7,466         3,748          2,620
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions          (4,867,453)   (6,120,835)  (1,142,161)   27,232,161     (8,805,656)   (2,798,262)   (35,246,682)
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
Increase (decrease) in
  net assets                   (3,379,370)   (6,734,881)  (1,318,407)   24,076,973    (10,461,606)   (3,329,645)   (53,018,554)
Net assets at beginning
  of period                    42,903,142    39,219,947    9,535,730   149,957,471     70,289,396    20,878,805    629,787,413
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
Net assets at end of
  period                      $39,523,772  $ 32,485,066  $ 8,217,323  $174,034,444   $ 59,827,790   $17,549,160   $576,768,859
                              ===========  ============  ===========  ============   ============   ===========   ============
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                   $  (722,550) $   (620,964) $  (186,629) $ (2,383,022)  $  1,464,250   $   386,197   $ 11,165,520
   Net realized gain
     (loss)                     3,423,831      (151,123)     (81,778)     (842,270)     1,901,454       509,755      6,208,212
   Capital gain
     distributions from
     mutual funds                      --            --           --            --        198,814        58,721      1,721,253
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                  157,051        36,562       30,083        20,871       (268,496)      (30,020)     5,716,032
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations             2,858,332      (735,525)    (238,324)   (3,204,421)     3,296,022       924,653     24,811,017
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                   500,891     1,063,380      495,293    96,308,789        313,728       133,312     19,280,627
   Cost of units redeemed      (4,989,740)  (13,906,195)  (7,177,162)  (78,827,533)    (9,717,055)   (3,364,465)   (65,527,473)
   Net transfers               (1,619,433)   11,023,178    2,006,293   (18,899,928)    (4,252,025)     (557,603)     8,626,558
   Contract maintenance
     charge                      (289,174)      (44,347)     (32,035)     (889,631)       (30,540)      (41,919)    (4,380,788)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                             1            (9)        (196)          (16)         2,233        (3,167)           (76)
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions          (6,397,455)   (1,863,993)  (4,707,807)   (2,308,319)   (13,683,659)   (3,833,842)   (42,001,152)
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
Increase (decrease) in
  net assets                   (3,539,123)   (2,599,518)  (4,946,131)   (5,512,740)   (10,387,637)   (2,909,189)   (17,190,135)
Net assets at beginning
  of period                    46,442,265    41,819,465   14,481,861   155,470,211     80,677,033    23,787,994    646,977,548
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
Net assets at end of
  period                      $42,903,142  $ 39,219,947  $ 9,535,730  $149,957,471   $ 70,289,396   $20,878,805   $629,787,413
                              ===========  ============  ===========  ============   ============   ===========   ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                          Sub-accounts
                                -------------------------------------------------------------------------------------------------
                                SA Legg Mason SA Legg Mason SA Legg Mason SAST Dogs of SAST Dogs of SAST Dogs of   SAST Dynamic
                                BW Large Cap  BW Large Cap  BW Large Cap  Wall Street  Wall Street  Wall Street     Allocation
                                    Value         Value         Value      Portfolio    Portfolio    Portfolio      Portfolio
                                   Class 1       Class 2       Class 3      Class 1      Class 2      Class 3        Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                     $ (3,820,379) $   (634,234) $ (6,052,716) $    90,713  $    10,715  $    126,476  $  (37,173,034)
   Net realized gain (loss)       11,291,038     1,925,653    11,723,585    1,522,617      533,617     6,637,198      16,088,282
   Capital gain
     distributions from
     mutual funds                 55,434,799     7,699,866    68,554,404    1,653,902      422,416     5,954,635      68,252,435
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                 (62,907,154)   (9,054,320)  (75,686,719)  (3,141,739)    (947,015)  (12,779,371)   (630,804,389)
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
       Increase (decrease)
         in net assets
         resulting from
         operations                   (1,696)      (63,035)   (1,461,446)     125,493       19,733       (61,062)   (583,636,706)
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                          1,180,535       163,175     8,351,703      107,009       48,644     8,351,546   1,605,826,369
   Cost of units redeemed        (41,927,838)   (6,641,297)  (54,035,426)  (2,154,766)    (892,875)   (7,726,025)   (296,188,639)
   Net transfers                 (11,643,574)   (1,855,922)  (12,613,052)    (494,177)    (115,799)   (3,630,264)    428,180,751
   Contract maintenance
     charge                         (168,805)     (101,229)   (2,629,538)     (13,142)     (10,850)     (475,314)    (89,330,369)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                           31,488         3,190        (2,630)       3,665        6,016           553              50
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
       Increase (decrease)
         in net assets
         resulting from
         principal
         transactions            (52,528,194)   (8,432,083)  (60,928,943)  (2,551,411)    (964,864)   (3,479,504)  1,648,488,162
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
Increase (decrease) in net
  assets                         (52,529,890)   (8,495,118)  (62,390,389)  (2,425,918)    (945,131)   (3,540,566)  1,064,851,456
Net assets at beginning of
  period                         389,849,011    55,286,214   478,324,649   26,670,331    6,948,652    90,761,106   7,575,040,025
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
Net assets at end of period     $337,319,121  $ 46,791,096  $415,934,260  $24,244,413  $ 6,003,521  $ 87,220,540  $8,639,891,481
                                ============  ============  ============  ===========  ===========  ============  ==============
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                     $ (3,709,881) $   (650,880) $ (5,933,597) $   (38,654) $   (26,767) $   (205,816) $  (56,201,173)
   Net realized gain (loss)       16,742,519     2,948,302    16,966,203    2,487,320      984,739     6,043,115       6,064,663
   Capital gain
     distributions from
     mutual funds                 35,398,463     5,073,862    43,525,889    1,072,769      284,584     3,489,299      47,794,998
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                 (28,589,806)   (4,619,623)  (31,774,463)  (1,155,511)    (622,182)   (2,284,050)    178,209,212
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
       Increase (decrease)
         in net assets
         resulting from
         operations               19,841,295     2,751,661    22,784,032    2,365,924      620,374     7,042,548     175,867,700
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                          1,490,884       232,267    11,342,666      182,466        5,055    10,310,314   1,956,487,171
   Cost of units redeemed        (52,328,356)   (9,070,876)  (60,774,767)  (3,602,572)  (1,469,195)   (7,829,919)   (197,327,609)
   Net transfers                 (11,536,344)   (1,760,404)  (13,483,062)    (917,845)    (278,131)    4,053,282     733,214,242
   Contract maintenance
     charge                         (190,437)     (114,557)   (2,708,348)     (14,839)     (12,568)     (423,928)    (62,182,492)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                           29,692         4,540         2,763        1,598        5,712         1,186            (144)
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
       Increase (decrease)
         in net assets
         resulting from
         principal
         transactions            (62,534,561)  (10,709,030)  (65,620,748)  (4,351,192)  (1,749,127)    6,110,935   2,430,191,168
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
Increase (decrease) in net
  assets                         (42,693,266)   (7,957,369)  (42,836,716)  (1,985,268)  (1,128,753)   13,153,483   2,606,058,868
Net assets at beginning of
  period                         432,542,277    63,243,583   521,161,365   28,655,599    8,077,405    77,607,623   4,968,981,157
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
Net assets at end of period     $389,849,011  $ 55,286,214  $478,324,649  $26,670,331  $ 6,948,652  $ 90,761,106  $7,575,040,025
                                ============  ============  ============  ===========  ===========  ============  ==============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                         Sub-accounts
                                ----------------------------------------------------------------------------------------------
                                   SAST         SAST
                                 Emerging     Emerging    SAST Emerging  SAST Equity   SAST Equity   SAST Equity  SAST Foreign
                                  Markets      Markets       Markets    Opportunities Opportunities Opportunities    Value
                                 Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                  Class 1      Class 2       Class 3       Class 1       Class 2       Class 3      Class 2
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                     $    34,925  $    (1,014) $    (32,803)  $  (275,402)  $  (56,169)   $  (576,607) $    56,016
   Net realized gain (loss)         404,396       15,191       305,720     1,970,509      413,797      3,721,184      657,006
   Capital gain
     distributions from
     mutual funds                        --           --            --     1,202,760      205,310      2,110,903           --
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                 (4,042,650)    (721,859)  (20,011,688)   (2,479,442)    (504,100)    (4,775,888)  (1,588,823)
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
       Increase (decrease)
         in net assets
         resulting from
         operations              (3,603,329)    (707,682)  (19,738,771)      418,425       58,838        479,592     (875,801)
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                            73,293       13,810     3,669,712       307,649       16,386      3,275,646       48,999
   Cost of units redeemed        (2,194,941)    (384,598)  (12,973,053)   (3,640,547)    (465,473)    (5,071,415)  (2,939,657)
   Net transfers                   (781,111)    (166,488)    9,757,136      (623,258)    (205,842)      (524,905)    (242,804)
   Contract maintenance
     charge                         (17,542)      (9,786)     (907,895)      (15,854)      (8,961)      (233,058)     (48,684)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                           2,092          377           113         3,725           98          1,064        1,503
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
       Increase (decrease)
         in net assets
         resulting from
         principal
         transactions            (2,918,209)    (546,685)     (453,987)   (3,968,285)    (663,792)    (2,552,668)  (3,180,643)
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
Increase (decrease) in net
  assets                         (6,521,538)  (1,254,367)  (20,192,758)   (3,549,860)    (604,954)    (2,073,076)  (4,056,444)
Net assets at beginning of
  period                         25,776,787    5,057,165   135,203,697    30,227,192    5,167,986     49,332,791   19,417,993
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
Net assets at end of period     $19,255,249  $ 3,802,798  $115,010,939   $26,677,332   $4,563,032    $47,259,715  $15,361,549
                                ===========  ===========  ============   ===========   ==========    ===========  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                     $   (89,448) $   (27,732) $   (792,693)  $  (348,617)  $  (70,396)   $  (598,393) $  (117,834)
   Net realized gain (loss)         985,464       90,799     2,698,285     1,862,931      568,124      3,583,044    1,036,238
   Capital gain
     distributions from
     mutual funds                        --           --            --            --           --             --           --
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                 (3,019,889)    (481,582)  (12,548,278)    1,038,475      (50,883)       584,304   (2,670,900)
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
       Increase (decrease)
         in net assets
         resulting from
         operations              (2,123,873)    (418,515)  (10,642,686)    2,552,789      446,845      3,568,955   (1,752,496)
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                            60,012       21,251     4,054,303       233,797       21,995      4,673,723      197,730
   Cost of units redeemed        (3,177,185)    (672,178)  (15,212,846)   (3,911,298)    (764,993)    (5,631,612)  (3,601,294)
   Net transfers                 (1,284,757)      93,442     7,198,392      (467,364)     (26,154)     6,275,270     (207,867)
   Contract maintenance
     charge                         (20,816)     (11,090)     (945,146)      (17,531)      (9,594)      (200,390)     (59,141)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                              (5)        (143)          319        (2,133)        (131)          (850)        (743)
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
       Increase (decrease)
         in net assets
         resulting from
         principal
         transactions            (4,422,751)    (568,718)   (4,904,978)   (4,164,529)    (778,877)     5,116,141   (3,671,315)
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
Increase (decrease) in net
  assets                         (6,546,624)    (987,233)  (15,547,664)   (1,611,740)    (332,032)     8,685,096   (5,423,811)
Net assets at beginning of
  period                         32,323,411    6,044,398   150,751,361    31,838,932    5,500,018     40,647,695   24,841,804
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
Net assets at end of period     $25,776,787  $ 5,057,165  $135,203,697   $30,227,192   $5,167,986    $49,332,791  $19,417,993
                                ===========  ===========  ============   ===========   ==========    ===========  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                         Sub-accounts
                              --------------------------------------------------------------------------------------------------
                                                 SAST         SAST         SAST
                                              Fundamental  Fundamental  Fundamental                                 SAST Global
                               SAST Foreign     Growth       Growth       Growth      SAST Global    SAST Global       Bond
                              Value Portfolio  Portfolio    Portfolio    Portfolio   Bond Portfolio Bond Portfolio   Portfolio
                                  Class 3       Class 1      Class 2      Class 3       Class 1        Class 2        Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                    $  1,417,619   $  (641,910) $  (40,841) $ (1,082,225)  $  (416,774)   $   (98,751)  $ (3,095,851)
   Net realized gain
     (loss)                      13,854,732     1,650,829     194,174     5,573,407      (711,468)      (277,472)    (6,756,851)
   Capital gain
     distributions from
     mutual funds                        --     7,055,335     430,872    11,759,646       116,808         26,584        870,822
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                (39,691,593)   (8,021,073)   (587,049)  (16,292,542)     (251,752)        37,496       (556,690)
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations             (24,419,242)       43,181      (2,844)      (41,714)   (1,263,186)      (312,143)    (9,538,570)
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                   8,275,028       241,881       4,596       833,799       143,901         22,242     10,205,826
   Cost of units redeemed       (44,324,748)   (4,897,711)   (301,587)   (7,643,195)   (3,159,313)    (1,298,861)   (20,338,919)
   Net transfers                  4,880,957    (1,071,625)    (80,467)   (2,916,139)   (1,136,876)      (220,573)       878,584
   Contract maintenance
     charge                      (3,360,808)      (31,038)     (3,329)     (479,604)      (11,444)       (11,335)    (1,643,471)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                          (1,438)         (574)         (3)       (3,591)        2,993            153            249
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions           (34,531,009)   (5,759,067)   (380,790)  (10,208,730)   (4,160,739)    (1,508,374)   (10,897,731)
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
Increase (decrease) in
  net assets                    (58,950,251)   (5,715,886)   (383,634)  (10,250,444)   (5,423,925)    (1,820,517)   (20,436,301)
Net assets at beginning
  of period                     473,506,742    44,639,162   2,735,332    71,886,692    30,347,937      7,315,689    212,608,834
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
Net assets at end of
  period                       $414,556,491   $38,923,276  $2,351,698  $ 61,636,248   $24,924,012    $ 5,495,172   $192,172,533
                               ============   ===========  ==========  ============   ===========    ===========   ============
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                    $ (2,813,571)  $  (685,421) $  (44,083) $ (1,206,294)  $  (508,552)   $  (130,486)  $ (3,375,355)
   Net realized gain
     (loss)                      15,276,408     1,428,853     200,508     6,300,826      (395,207)      (179,145)    (3,460,034)
   Capital gain
     distributions from
     mutual funds                        --            --          --            --            --             --             --
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                (54,225,681)    1,790,739      (8,574)   (1,043,373)      399,696        175,944      2,359,333
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations             (41,762,844)    2,534,171     147,851     4,051,159      (504,063)      (133,687)    (4,476,056)
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                  10,115,879       151,656       6,477       799,175       202,653         34,085     12,538,687
   Cost of units redeemed       (48,672,859)   (4,702,327)   (270,935)   (8,147,213)   (4,055,544)    (1,269,152)   (21,155,105)
   Net transfers                 28,061,247      (862,326)   (100,714)   (2,773,536)       37,923        (18,328)    10,298,167
   Contract maintenance
     charge                      (3,309,417)      (34,175)     (3,439)     (512,590)      (13,183)       (13,980)    (1,585,569)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                             470           682          --           694         6,200             --           (579)
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions           (13,804,680)   (5,446,490)   (368,611)  (10,633,470)   (3,821,951)    (1,267,375)        95,601
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
Increase (decrease) in
  net assets                    (55,567,524)   (2,912,319)   (220,760)   (6,582,311)   (4,326,014)    (1,401,062)    (4,380,455)
Net assets at beginning
  of period                     529,074,266    47,551,481   2,956,092    78,469,003    34,673,951      8,716,751    216,989,289
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
Net assets at end of
  period                       $473,506,742   $44,639,162  $2,735,332  $ 71,886,692   $30,347,937    $ 7,315,689   $212,608,834
                               ============   ===========  ==========  ============   ===========    ===========   ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                        Sub-accounts
                              ------------------------------------------------------------------------------------------------
                                                                                      SAST
                              SAST Global  SAST Global SAST Global   SAST Growth     Growth      SAST Growth
                               Equities     Equities    Equities    Opportunities Opportunities Opportunities   SAST Growth-
                               Portfolio    Portfolio   Portfolio     Portfolio     Portfolio     Portfolio   Income Portfolio
                                Class 1      Class 2     Class 3       Class 1       Class 2       Class 3        Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                   $   (67,512) $  (14,458) $  (129,247)  $  (139,369)  $  (53,361)  $ (2,436,924)   $    240,569
   Net realized gain
     (loss)                     2,312,141     226,233    1,965,441       700,028      171,892     10,302,743       7,516,108
   Capital gain
     distributions from
     mutual funds                 101,107      10,015       75,169     1,054,809      402,585     19,737,461       4,817,283
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments               (3,424,569)   (330,958)  (2,833,042)   (1,788,912)    (568,987)   (29,122,981)    (17,496,190)
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations            (1,078,833)   (109,168)    (921,679)     (173,444)     (47,871)    (1,519,701)     (4,922,230)
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                   230,166      23,413    1,668,060        85,243       17,558      1,518,903         984,370
   Cost of units redeemed      (5,583,084)   (377,868)  (3,157,275)   (1,445,119)    (361,913)   (15,258,946)    (16,562,135)
   Net transfers                 (812,597)   (231,806)    (228,382)      567,611      (33,178)    (3,802,639)     (2,859,852)
   Contract maintenance
     charge                       (21,716)     (8,200)    (201,845)       (5,767)      (4,712)    (1,312,780)        (62,150)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                           404         236          272           493         (154)           596          31,056
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions          (6,186,827)   (594,225)  (1,919,170)     (797,539)    (382,399)   (18,854,866)    (18,468,711)
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
Increase (decrease) in
  net assets                   (7,265,660)   (703,393)  (2,840,849)     (970,983)    (430,270)   (20,374,567)    (23,390,941)
Net assets at beginning
  of period                    48,795,554   4,885,258   33,885,187     8,962,471    3,444,199    163,518,392     143,804,787
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
Net assets at end of
  period                      $41,529,894  $4,181,865  $31,044,338   $ 7,991,488   $3,013,929   $143,143,825    $120,413,846
                              ===========  ==========  ===========   ===========   ==========   ============    ============
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                   $  (435,878) $  (49,656) $  (381,777)  $  (151,688)  $  (56,707)  $ (2,658,584)   $   (434,886)
   Net realized gain
     (loss)                     2,205,435     141,507    2,075,151     1,055,700      240,923     12,282,990       7,621,502
   Capital gain
     distributions from
     mutual funds                      --          --           --     1,174,824      460,063     22,795,753       5,188,570
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                 (430,783)     28,739     (891,421)   (1,951,631)    (596,167)   (29,548,125)      4,281,108
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations             1,338,774     120,590      801,953       127,205       48,112      2,872,034      16,656,294
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                   143,866      19,717    2,218,480        51,984        6,387      1,475,791         869,565
   Cost of units redeemed      (5,439,332)   (399,982)  (4,145,361)   (1,562,161)    (421,013)   (16,201,076)    (17,943,711)
   Net transfers               (1,034,544)    114,611      295,247    (1,082,599)    (190,902)    (7,180,146)     (3,044,413)
   Contract maintenance
     charge                       (25,293)     (8,974)    (196,373)       (5,892)      (5,796)    (1,298,044)        (71,526)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                         2,694          90          734            (9)          --            374          11,574
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions          (6,352,609)   (274,538)  (1,827,273)   (2,598,677)    (611,324)   (23,203,101)    (20,178,511)
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
Increase (decrease) in
  net assets                   (5,013,835)   (153,948)  (1,025,320)   (2,471,472)    (563,212)   (20,331,067)     (3,522,217)
Net assets at beginning
  of period                    53,809,389   5,039,206   34,910,507    11,433,943    4,007,411    183,849,459     147,327,004
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
Net assets at end of
  period                      $48,795,554  $4,885,258  $33,885,187   $ 8,962,471   $3,444,199   $163,518,392    $143,804,787
                              ===========  ==========  ===========   ===========   ==========   ============    ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                          Sub-accounts
                               --------------------------------------------------------------------------------------------------
                                                                                                          SAST          SAST
                                                                                                      International International
                               SAST Growth-                   SAST High-    SAST High-   SAST High-    Diversified   Diversified
                                  Income      SAST Growth-    Yield Bond    Yield Bond   Yield Bond     Equities      Equities
                                Portfolio   Income Portfolio  Portfolio     Portfolio    Portfolio      Portfolio     Portfolio
                                 Class 2        Class 3        Class 1       Class 2      Class 3        Class 1       Class 2
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                    $       615    $     18,922   $  1,568,902  $   326,142  $  4,156,438   $   156,791   $    34,610
   Net realized gain
     (loss)                        417,393       5,730,732       (250,012)     205,727    (1,134,366)       55,469       531,414
   Capital gain
     distributions from
     mutual funds                  353,006       4,835,015             --           --            --            --            --
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                (1,140,875)    (15,701,303)    (3,689,667)  (1,061,314)   (9,716,031)     (581,658)     (653,035)
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
       Increase
         (decrease) in
         net assets
         resulting from
         operations               (369,861)     (5,116,634)    (2,370,777)    (529,445)   (6,693,959)     (369,398)      (87,011)
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                     25,936       6,916,039        198,615       25,578     4,974,670       239,377        12,792
   Cost of units redeemed         (780,807)    (10,558,408)    (5,834,182)  (1,199,093)  (15,347,071)   (4,611,538)   (2,206,735)
   Net transfers                   264,009       4,805,653     (1,808,940)    (433,244)   (3,239,103)    1,739,213       249,555
   Contract maintenance
     charge                        (13,486)       (919,901)       (20,791)     (18,387)     (701,092)      (17,769)      (36,252)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                          3,521          (1,136)        (3,391)         592           560         2,443           220
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions             (500,827)        242,247     (7,468,689)  (1,624,554)  (14,312,036)   (2,648,274)   (1,980,420)
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
Increase (decrease) in
  net assets                      (870,688)     (4,874,387)    (9,839,466)  (2,153,999)  (21,005,995)   (3,017,672)   (2,067,431)
Net assets at beginning
  of period                      9,796,349     126,838,697     49,826,489   10,785,971   128,062,205    34,874,907    14,184,843
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
Net assets at end of
  period                       $ 8,925,661    $121,964,310   $ 39,987,023  $ 8,631,972  $107,056,210   $31,857,235   $12,117,412
                               ===========    ============   ============  ===========  ============   ===========   ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                    $   (53,669)   $   (537,041)  $  1,753,844  $   381,338  $  4,119,302   $     1,193   $   (30,296)
   Net realized gain
     (loss)                        961,018       6,264,484      2,515,282      451,848     3,750,060       413,189       752,032
   Capital gain
     distributions from
     mutual funds                  357,950       4,491,946             --           --            --            --            --
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                  (125,006)      3,642,266     (4,352,861)    (876,907)   (8,751,898)   (4,237,688)   (2,286,248)
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
       Increase
         (decrease) in
         net assets
         resulting from
         operations              1,140,293      13,861,655        (83,735)     (43,721)     (882,536)   (3,823,306)   (1,564,512)
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                     15,511       8,665,158        351,604       36,822     6,643,401       237,918        60,555
   Cost of units redeemed       (1,766,977)     (9,191,535)    (7,948,699)  (2,197,614)  (18,116,216)   (4,223,998)   (2,258,495)
   Net transfers                  (312,845)      3,291,991     (6,343,874)    (181,566)   (9,715,082)      368,587       107,322
   Contract maintenance
     charge                        (13,858)       (791,319)       (24,047)     (22,147)     (711,968)      (19,860)      (43,514)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                          2,996             142          5,243         (984)         (328)        4,678          (174)
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions           (2,075,173)      1,974,437    (13,959,773)  (2,365,489)  (21,900,193)   (3,632,675)   (2,134,306)
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
Increase (decrease) in
  net assets                      (934,880)     15,836,092    (14,043,508)  (2,409,210)  (22,782,729)   (7,455,981)   (3,698,818)
Net assets at beginning
  of period                     10,731,229     111,002,605     63,869,997   13,195,181   150,844,934    42,330,888    17,883,661
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
Net assets at end of
  period                       $ 9,796,349    $126,838,697   $ 49,826,489  $10,785,971  $128,062,205   $34,874,907   $14,184,843
                               ===========    ============   ============  ===========  ============   ===========   ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                         Sub-accounts
                              ---------------------------------------------------------------------------------------------------
                                  SAST          SAST          SAST
                              International International International       SAST       SAST Marsico SAST Marsico
                               Diversified   Growth and    Growth and    International     Focused      Focused     SAST Marsico
                                Equities       Income        Income        Growth and       Growth       Growth    Focused Growth
                                Portfolio     Portfolio     Portfolio   Income Portfolio  Portfolio    Portfolio     Portfolio
                                 Class 3       Class 1       Class 2        Class 3        Class 1      Class 2       Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                   $    212,435  $    333,151   $    46,359    $    922,208   $  (221,462) $  (189,911)  $ (1,720,359)
   Net realized gain
     (loss)                      2,479,789      (672,350)       57,691       3,543,201     1,375,194      750,741      6,770,040
   Capital gain
     distributions from
     mutual funds                       --            --            --              --       618,868      554,316      5,081,451
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                (4,048,951)     (466,951)     (252,253)     (8,002,738)   (1,958,866)  (1,259,879)   (11,496,224)
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations             (1,356,727)     (806,150)     (148,203)     (3,537,329)     (186,266)    (144,733)    (1,365,092)
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                  3,626,145       136,932        12,819       1,827,160         7,508       23,558      4,258,115
   Cost of units redeemed      (17,906,446)   (4,640,486)     (947,650)    (16,947,514)   (1,793,599)  (1,504,297)    (8,844,742)
   Net transfers                 2,678,003      (266,332)      (20,721)     (1,185,997)     (636,087)    (152,561)    (2,680,388)
   Contract maintenance
     charge                       (746,780)      (19,518)      (10,751)       (966,392)       (7,364)     (22,499)      (783,301)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                         (4,567)          202         1,257          (2,125)          383         (312)            --
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions          (12,353,645)   (4,789,202)     (965,046)    (17,274,868)   (2,429,159)  (1,656,111)    (8,050,316)
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
Increase (decrease) in
  net assets                   (13,710,372)   (5,595,352)   (1,113,249)    (20,812,197)   (2,615,425)  (1,800,844)    (9,415,408)
Net assets at beginning
  of period                    139,287,893    36,281,962     6,596,215     147,419,969    15,378,182   12,871,166    113,285,776
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
Net assets at end of
  period                      $125,577,521  $ 30,686,610   $ 5,482,966    $126,607,772   $12,762,757  $11,070,322   $103,870,368
                              ============  ============   ===========    ============   ===========  ===========   ============
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                   $   (427,233) $     94,074   $     2,315    $   (148,184)  $  (246,305) $  (215,123)  $ (1,747,784)
   Net realized gain
     (loss)                      3,840,350      (392,745)      154,681       5,857,072     2,125,186    1,358,799      7,448,687
   Capital gain
     distributions from
     mutual funds                       --            --            --              --       949,257      831,499      6,921,199
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments               (18,552,638)   (4,207,360)     (988,936)    (23,314,955)   (1,475,875)    (753,639)    (2,544,523)
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations            (15,139,521)   (4,506,031)     (831,940)    (17,606,067)    1,352,263    1,221,536     10,077,579
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                  2,240,454       305,091        77,699       1,876,036        22,509       39,459      5,517,541
   Cost of units redeemed      (22,129,928)   (6,089,085)   (1,183,118)    (20,801,526)   (2,088,833)  (2,722,425)   (10,077,741)
   Net transfers                 9,884,964      (306,573)      167,576       9,810,261      (879,325)    (386,264)      (582,361)
   Contract maintenance
     charge                       (791,223)      (22,992)      (12,658)     (1,049,433)       (7,530)     (27,222)      (742,089)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                           (675)       15,733          (233)          2,137           321          432             (2)
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions          (10,796,408)   (6,097,826)     (950,734)    (10,162,525)   (2,952,858)  (3,096,020)    (5,884,652)
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
Increase (decrease) in
  net assets                   (25,935,929)  (10,603,857)   (1,782,674)    (27,768,592)   (1,600,595)  (1,874,484)     4,192,927
Net assets at beginning
  of period                    165,223,822    46,885,819     8,378,889     175,188,561    16,978,777   14,745,650    109,092,849
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
Net assets at end of
  period                      $139,287,893  $ 36,281,962   $ 6,596,215    $147,419,969   $15,378,182  $12,871,166   $113,285,776
                              ============  ============   ===========    ============   ===========  ===========   ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                        Sub-accounts
                            -----------------------------------------------------------------------------------------------------
                               SAST MFS        SAST MFS        SAST MFS
                             Massachusetts   Massachusetts   Massachusetts    SAST MFS      SAST MFS     SAST MFS     SAST Mid-
                            Investors Trust Investors Trust Investors Trust Total Return  Total Return Total Return   Cap Growth
                               Portfolio       Portfolio       Portfolio     Portfolio     Portfolio    Portfolio     Portfolio
                                Class 1         Class 2         Class 3       Class 1       Class 2      Class 3       Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment
     income (loss)            $  (363,761)    $   (92,238)   $ (2,572,501)  $  1,050,609  $   220,329  $    936,746  $  (569,529)
   Net realized gain
     (loss)                     3,375,951         968,118      15,667,297      4,888,886    1,490,410     8,760,678    3,162,821
   Capital gain
     distributions
     from mutual funds          2,416,738         469,490      12,830,622             --           --            --    2,688,787
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments               (6,050,246)     (1,469,070)    (30,080,118)    (8,277,565)  (2,418,140)  (13,527,912)  (4,636,766)
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting
         from
         operations              (621,318)       (123,700)     (4,154,700)    (2,338,070)    (707,401)   (3,830,488)     645,313
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                   328,823          24,388       7,669,617      1,017,966       74,767     5,089,973      256,152
   Cost of units
     redeemed                  (5,984,625)     (1,548,042)    (24,390,860)   (16,713,231)  (4,727,526)  (27,915,860)  (4,499,403)
   Net transfers                 (820,587)       (282,606)     (3,231,274)    (2,430,035)    (873,608)    1,990,803      (82,626)
   Contract
     maintenance charge           (26,705)        (19,477)     (2,166,393)       (52,612)     (57,553)     (730,512)     (19,631)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                    284             889             811          8,239           63         3,356        1,270
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting
         from
         principal
         transactions          (6,502,810)     (1,824,848)    (22,118,099)   (18,169,673)  (5,583,857)  (21,562,240)  (4,344,238)
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
Increase (decrease) in
  net assets                   (7,124,128)     (1,948,548)    (26,272,799)   (20,507,743)  (6,291,258)  (25,392,728)  (3,698,925)
Net assets at
  beginning of period          55,020,109      11,089,581     278,476,642    134,958,739   38,998,840   190,416,716   37,555,080
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
Net assets at end of
  period                      $47,895,981     $ 9,141,033    $252,203,843   $114,450,996  $32,707,582  $165,023,988  $33,856,155
                              ===========     ===========    ============   ============  ===========  ============  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment
     income (loss)            $  (530,516)    $  (132,506)   $ (3,368,022)  $    753,022  $   131,469  $    490,062  $  (594,138)
   Net realized gain
     (loss)                     3,491,811       1,055,472      18,615,141      4,825,223    1,630,677     8,733,129    3,663,775
   Capital gain
     distributions
     from mutual funds          2,091,470         424,749      10,754,653             --           --            --    3,065,362
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                 (240,673)       (374,931)     (2,086,729)     3,584,123      848,916     3,068,825   (2,627,687)
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting
         from
         operations             4,812,092         972,784      23,915,043      9,162,368    2,611,062    12,292,016    3,507,312
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                   196,766          51,891      10,187,499        920,977       92,713     5,175,881      209,083
   Cost of units
     redeemed                  (6,886,169)     (1,570,462)    (24,185,765)   (18,452,693)  (5,805,439)  (27,814,505)  (5,823,925)
   Net transfers                 (437,214)       (249,821)    (12,545,791)    (1,909,053)    (888,963)   (5,493,314)    (486,264)
   Contract
     maintenance charge           (28,846)        (20,990)     (2,080,003)       (59,211)     (63,540)     (772,023)     (21,593)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                  3,604            (572)             57          3,133        1,461         2,952          845
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting
         from
         principal
         transactions          (7,151,859)     (1,789,954)    (28,624,003)   (19,496,847)  (6,663,768)  (28,901,009)  (6,121,854)
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
Increase (decrease) in
  net assets                   (2,339,767)       (817,170)     (4,708,960)   (10,334,479)  (4,052,706)  (16,608,993)  (2,614,542)
Net assets at
  beginning of period          57,359,876      11,906,751     283,185,602    145,293,218   43,051,546   207,025,709   40,169,622
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
Net assets at end of
  period                      $55,020,109     $11,089,581    $278,476,642   $134,958,739  $38,998,840  $190,416,716  $37,555,080
                              ===========     ===========    ============   ============  ===========  ============  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                      Sub-accounts
                           --------------------------------------------------------------------------------------------------
                                                      SAST Protected
                                                          Asset                                                  SAST Small &
                            SAST Mid-   SAST Mid-Cap    Allocation                     SAST Real     SAST Real     Mid Cap
                            Cap Growth     Growth          SAST         SAST Real       Estate        Estate        Value
                            Portfolio    Portfolio      Portfolio    Estate Portfolio  Portfolio     Portfolio    Portfolio
                             Class 2      Class 3        Class 3         Class 1        Class 2       Class 3      Class 2
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment
     income (loss)         $  (246,519) $ (1,833,426)  $ (6,076,156)   $    61,637    $    (2,580) $   (180,576) $  (186,238)
   Net realized gain
     (loss)                  1,515,073    11,820,249      2,019,441      1,952,315        633,296    18,376,334      711,146
   Capital gain
     distributions
     from mutual funds       1,153,269     8,830,460             --      2,763,345        691,358    19,802,105    2,156,370
   Change in net
     unrealized
     appreciation
     (depreciation)
     of investments         (2,138,251)  (16,888,326)   (10,601,021)    (4,745,800)    (1,317,361)  (37,667,410)  (3,811,574)
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         operations            283,572     1,928,957    (14,657,736)        31,497          4,713       330,453   (1,130,296)
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                 42,833     4,695,732    337,506,256        107,135         25,707     4,054,985      111,575
   Cost of units
     redeemed               (1,985,188)  (12,280,998)   (13,403,069)    (3,604,544)    (1,027,902)  (22,108,540)  (2,024,862)
   Net transfers              (394,497)   (1,422,527)    86,007,521       (538,100)      (265,357)   (8,652,466)     (50,752)
   Contract
     maintenance
     charge                    (30,676)     (672,017)    (4,373,324)       (15,076)       (12,411)   (1,606,738)     (37,829)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                 686          (547)            --          1,721            110         1,550          (17)
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         principal
         transactions       (2,366,842)   (9,680,357)   405,737,384     (4,048,864)    (1,279,853)  (28,311,209)  (2,001,885)
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
Increase (decrease)
  in net assets             (2,083,270)   (7,751,400)   391,079,648     (4,017,367)    (1,275,140)  (27,980,756)  (3,132,181)
Net assets at
  beginning of period       16,313,282   117,640,080    256,821,376     32,654,759      8,406,601   226,546,315   17,239,857
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
Net assets at end of
  period                   $14,230,012  $109,888,680   $647,901,024    $28,637,392    $ 7,131,461  $198,565,559  $14,107,676
                           ===========  ============   ============    ===========    ===========  ============  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment
     income (loss)         $  (265,020) $ (1,868,341)  $ (1,812,464)   $   (54,785)   $   (36,367) $ (1,191,417) $  (171,238)
   Net realized gain
     (loss)                  2,038,010    11,122,216        387,004      1,791,505        855,374    28,939,780    1,766,355
   Capital gain
     distributions
     from mutual funds       1,361,144    10,003,907         11,237      2,541,050        683,209    19,258,221    2,646,501
   Change in net
     unrealized
     appreciation
     (depreciation)
     of investments         (1,613,262)   (8,734,652)     3,935,354      3,310,271        598,005    11,962,875   (2,967,141)
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         operations          1,520,872    10,523,130      2,521,131      7,588,041      2,100,221    58,969,459    1,274,477
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                 49,816     3,909,276    108,483,478         74,192         20,622     3,836,057       89,405
   Cost of units
     redeemed               (2,535,294)  (13,344,094)    (5,700,060)    (3,490,134)    (1,391,942)  (24,845,413)  (3,587,669)
   Net transfers              (539,096)      262,916     48,124,555        (75,083)      (854,745)  (47,915,916)    (884,216)
   Contract
     maintenance
     charge                    (33,482)     (647,203)    (1,827,014)       (14,314)       (13,752)   (1,697,992)     (45,489)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                (124)          981             --           (649)            98        (3,821)          10
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         principal
         transactions       (3,058,180)   (9,818,124)   149,080,959     (3,505,988)    (2,239,719)  (70,627,085)  (4,427,959)
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
Increase (decrease)
  in net assets             (1,537,308)      705,006    151,602,090      4,082,053       (139,498)  (11,657,626)  (3,153,482)
Net assets at
  beginning of period       17,850,590   116,935,074    105,219,286     28,572,706      8,546,099   238,203,941   20,393,339
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
Net assets at end of
  period                   $16,313,282  $117,640,080   $256,821,376    $32,654,759    $ 8,406,601  $226,546,315  $17,239,857
                           ===========  ============   ============    ===========    ===========  ============  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                     Sub-accounts
                           ------------------------------------------------------------------------------------------------
                           SAST Small &    SAST Small   SAST SunAmerica      SAST        SAST         SAST     SAST Telecom
                           Mid Cap Value  Company Value Dynamic Strategy  Technology  Technology   Technology    Utility
                             Portfolio      Portfolio      Portfolio      Portfolio   Portfolio    Portfolio    Portfolio
                              Class 3        Class 3        Class 3        Class 1     Class 2      Class 3      Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment
     income (loss)         $  (5,564,444) $ (2,751,028)  $  (34,586,856) $  (159,820) $  (49,359) $  (540,636) $   442,914
   Net realized gain
     (loss)                   14,605,950     9,884,750        8,857,627    1,023,543     202,088    3,973,902      919,843
   Capital gain
     distributions
     from mutual funds        62,558,679    13,128,946        6,052,735           --          --           --           --
   Change in net
     unrealized
     appreciation
     (depreciation)
     of investments         (104,128,791)  (36,880,973)    (355,061,949)     (40,762)     90,729     (934,210)  (3,287,521)
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         operations          (32,528,606)  (16,618,305)    (374,738,443)     822,961     243,458    2,499,056   (1,924,764)
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                7,714,779     3,198,984    1,269,301,311       42,698       4,575    4,347,419       83,451
   Cost of units
     redeemed                (46,629,924)  (16,751,248)    (172,955,127)  (1,004,040)   (179,113)  (3,688,377)  (1,802,603)
   Net transfers              10,160,255     6,481,912      396,960,493      151,167     153,857    2,281,286   (1,096,271)
   Contract
     maintenance
     charge                   (3,153,821)   (1,475,780)     (56,144,717)     (10,736)     (7,564)    (138,638)      (9,357)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                (3,960)          338              945         (195)         (1)      (1,426)       3,664
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         principal
         transactions        (31,912,671)   (8,545,794)   1,437,162,905     (821,106)    (28,246)   2,800,264   (2,821,116)
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
Increase (decrease)
  in net assets              (64,441,277)  (25,164,099)   1,062,424,462        1,855     215,212    5,299,320   (4,745,880)
Net assets at
  beginning of period        471,312,873   195,803,515    4,390,062,545   10,521,188   3,037,861   30,545,733   16,544,715
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
Net assets at end of
  period                   $ 406,871,596  $170,639,416   $5,452,487,007  $10,523,043  $3,253,073  $35,845,053  $11,798,835
                           =============  ============   ==============  ===========  ==========  ===========  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment
     income (loss)         $  (4,804,337) $ (2,993,784)  $  (32,638,085) $  (145,929) $  (46,943) $  (420,135) $   197,199
   Net realized gain
     (loss)                   35,016,148    14,635,105        3,454,345      565,615     271,293    2,636,327      891,768
   Capital gain
     distributions
     from mutual funds        74,036,956     6,631,883          723,995           --          --           --           --
   Change in net
     unrealized
     appreciation
     (depreciation)
     of investments          (69,566,886)  (21,416,668)     122,508,101    1,550,565     385,198    3,226,336      658,548
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         operations           34,681,881    (3,143,464)      94,048,356    1,970,251     609,548    5,442,528    1,747,515
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                9,634,151     4,138,545    1,705,033,350       37,789       6,820    1,636,190       88,642
   Cost of units
     redeemed                (51,554,339)  (18,097,057)     (93,696,694)    (896,667)   (419,327)  (2,623,820)  (2,121,703)
   Net transfers             (35,255,737)    3,443,440      631,348,676      415,818     128,728    1,834,135      250,651
   Contract
     maintenance
     charge                   (3,227,028)   (1,472,783)     (33,590,827)      (9,904)     (7,363)    (115,938)     (10,785)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                (5,521)          291               --          911           2           25       (1,224)
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         principal
         transactions        (80,408,474)  (11,987,564)   2,209,094,505     (452,053)   (291,140)     730,592   (1,794,419)
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
Increase (decrease)
  in net assets              (45,726,593)  (15,131,028)   2,303,142,861    1,518,198     318,408    6,173,120      (46,904)
Net assets at
  beginning of period        517,039,466   210,934,543    2,086,919,684    9,002,990   2,719,453   24,372,613   16,591,619
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
Net assets at end of
  period                   $ 471,312,873  $195,803,515   $4,390,062,545  $10,521,188  $3,037,861  $30,545,733  $16,544,715
                           =============  ============   ==============  ===========  ==========  ===========  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                     Sub-accounts
                            ----------------------------------------------------------------------------------------------
                               SAST                                                            SAST VCP
                              Telecom   SAST Telecom SAST Total   SAST Total    SAST Total   Total Return
                              Utility     Utility    Return Bond  Return Bond   Return Bond    Balanced       SAST VCP
                             Portfolio   Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Value Portfolio
                              Class 2     Class 3      Class 1      Class 2       Class 3      Class 3         Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment
     income (loss)          $   49,728  $   710,484  $  (168,483) $   (75,928) $ (4,534,843) $ (4,815,573)  $ (4,702,137)
   Net realized gain
     (loss)                    119,058    1,648,768      488,447      106,402     1,199,342       163,874      1,020,405
   Capital gain
     distributions
     from mutual funds              --           --    1,061,042      202,000    16,234,590        97,926             --
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments              (405,223)  (5,800,672)  (2,099,637)    (380,911)  (25,766,981)  (17,401,847)   (16,094,891)
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
       Increase
         (decrease) in
         net assets
         resulting
         from
         operations           (236,437)  (3,441,420)    (718,631)    (148,437)  (12,867,892)  (21,955,620)   (19,776,623)
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                    528    1,190,450      593,874       11,558    21,253,141   264,588,114    365,090,198
   Cost of units
     redeemed                 (205,039)  (2,131,869)  (6,126,973)  (3,459,218)  (64,994,031)  (10,181,625)   (11,820,152)
   Net transfers               (91,990)    (135,448)    (505,741)    (514,116)   (9,461,026)   85,691,188    103,326,760
   Contract
     maintenance charge         (3,774)    (156,533)     (19,849)     (19,488)   (6,184,373)   (3,524,026)    (4,113,033)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                  32           93        2,139            1         2,221            --             --
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
       Increase
         (decrease) in
         net assets
         resulting
         from
         principal
         transactions         (300,243)  (1,233,307)  (6,056,550)  (3,981,263)  (59,384,068)  336,573,651    452,483,773
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
Increase (decrease) in
  net assets                  (536,680)  (4,674,727)  (6,775,181)  (4,129,700)  (72,251,960)  314,618,031    432,707,150
Net assets at
  beginning of period        2,001,329   26,948,480   49,239,407   12,017,884   746,584,821   194,628,123    209,560,765
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
Net assets at end of
  period                    $1,464,649  $22,273,753  $42,464,226  $ 7,888,184  $674,332,861  $509,246,154   $642,267,915
                            ==========  ===========  ===========  ===========  ============  ============   ============
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment
     income (loss)          $   15,985  $   210,159  $  (147,065) $   (73,288) $ (3,891,584) $ (1,698,863)  $     56,778
   Net realized gain
     (loss)                    159,520    1,885,330      550,501       48,087       387,711       106,557        292,684
   Capital gain
     distributions
     from mutual funds              --           --           --           --            --     6,386,965      2,777,894
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                32,114      351,336    1,309,531      443,513    26,033,492       388,969      4,948,764
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
       Increase
         (decrease) in
         net assets
         resulting
         from
         operations            207,619    2,446,825    1,712,967      418,312    22,529,619     5,183,628      8,076,120
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                 27,333    2,606,555      380,789       30,781    30,306,598    97,355,774    104,186,108
   Cost of units
     redeemed                 (354,255)  (2,297,480)  (7,055,131)  (2,845,925)  (64,491,583)   (2,937,267)    (3,135,748)
   Net transfers               102,799      497,843   (2,008,459)    (328,262)  (25,898,305)   44,603,865     47,730,078
   Contract
     maintenance charge         (3,978)    (149,665)     (22,634)     (22,253)   (6,126,232)   (1,219,927)    (1,316,226)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                  17            1       (1,007)           4        (2,907)           --             --
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
       Increase
         (decrease) in
         net assets
         resulting
         from
         principal
         transactions         (228,084)     657,254   (8,706,442)  (3,165,655)  (66,212,429)  137,802,445    147,464,212
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
Increase (decrease) in
  net assets                   (20,465)   3,104,079   (6,993,475)  (2,747,343)  (43,682,810)  142,986,073    155,540,332
Net assets at
  beginning of period        2,021,794   23,844,401   56,232,882   14,765,227   790,267,631    51,642,050     54,020,433
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
Net assets at end of
  period                    $2,001,329  $26,948,480  $49,239,407  $12,017,884  $746,584,821  $194,628,123   $209,560,765
                            ==========  ===========  ===========  ===========  ============  ============   ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                         Sub-accounts
                                -----------------------------------------------------------------------------------------------
                                                                                               SST Asset      SST
                                                                                              Allocation  Diversified    SST
                                SST Allocation SST Allocation  SST Allocation  SST Allocation Diversified    Fixed      Focus
                                   Balanced        Growth         Moderate        Moderate      Growth      Income     Growth
                                  Portfolio      Portfolio    Growth Portfolio   Portfolio     Portfolio   Portfolio  Portfolio
                                   Class 3        Class 3         Class 3         Class 3       Class 3     Class 3    Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                      $   (355,163)  $   (33,293)    $   (417,219)   $   (512,015)  $  3,354     $   614    $  (135)
   Net realized gain (loss)         2,492,879     1,577,912        5,723,464       4,083,971        (14)       (202)       (24)
   Capital gain
     distributions from
     mutual funds                   9,290,266            --       15,636,058      12,659,685     13,092         438      2,817
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                  (15,371,110)   (2,562,055)     (27,422,593)    (22,143,476)   (19,749)     (2,506)    (2,690)
                                 ------------   -----------     ------------    ------------   --------     -------    -------
       Increase (decrease)
         in net assets
         resulting from
         operations                (3,943,128)   (1,017,436)      (6,480,290)     (5,911,835)    (3,317)     (1,656)       (32)
                                 ------------   -----------     ------------    ------------   --------     -------    -------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                           7,991,097     4,354,251        9,059,939       8,568,064    127,161      50,000     10,944
   Cost of units redeemed         (13,332,984)   (2,325,750)     (16,462,602)    (13,444,247)        --          --         --
   Net transfers                     (357,165)   (2,061,230)         955,436       1,703,012        770      19,860     17,733
   Contract maintenance
     charge                        (1,121,217)     (136,000)      (1,765,991)     (1,619,892)        --          --         --
   Adjustments to net
     assets allocated to
     contracts in payout
     period                                --            --               --          11,367         --          --         --
                                 ------------   -----------     ------------    ------------   --------     -------    -------
       Increase (decrease)
         in net assets
         resulting from
         principal
         transactions              (6,820,269)     (168,729)      (8,213,218)     (4,781,696)   127,931      69,860     28,677
                                 ------------   -----------     ------------    ------------   --------     -------    -------
Increase (decrease) in net
  assets                          (10,763,397)   (1,186,165)     (14,693,508)    (10,693,531)   124,614      68,204     28,645
Net assets at beginning of
  period                          144,673,420    27,807,698      208,071,601     191,993,264         --          --         --
                                 ------------   -----------     ------------    ------------   --------     -------    -------
Net assets at end of period      $133,910,023   $26,621,533     $193,378,093    $181,299,733   $124,614     $68,204    $28,645
                                 ============   ===========     ============    ============   ========     =======    =======
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                      $   (471,238)  $  (241,457)    $ (1,141,175)   $   (790,525)  $     --     $    --    $    --
   Net realized gain (loss)         2,912,165     2,000,272        4,736,201       3,463,059         --          --         --
   Capital gain
     distributions from
     mutual funds                   8,904,128            --               --       4,525,078         --          --         --
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                   (6,166,986)     (950,283)       3,507,181        (421,701)        --          --         --
                                 ------------   -----------     ------------    ------------   --------     -------    -------
       Increase (decrease)
         in net assets
         resulting from
         operations                 5,178,069       808,532        7,102,207       6,775,911         --          --         --
                                 ------------   -----------     ------------    ------------   --------     -------    -------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                          11,483,332     5,670,258       10,019,508      13,128,023         --          --         --
   Cost of units redeemed         (10,291,263)   (3,566,580)     (13,001,381)    (12,380,476)        --          --         --
   Net transfers                   (1,328,494)     (641,952)         864,864       1,343,210         --          --         --
   Contract maintenance
     charge                        (1,063,726)     (127,793)      (1,646,046)     (1,467,155)        --          --         --
   Adjustments to net
     assets allocated to
     contracts in payout
     period                                --            --               --          (2,627)        --          --         --
                                 ------------   -----------     ------------    ------------   --------     -------    -------
       Increase (decrease)
         in net assets
         resulting from
         principal
         transactions              (1,200,151)    1,333,933       (3,763,055)        620,975         --          --         --
                                 ------------   -----------     ------------    ------------   --------     -------    -------
                                                                                                     --          --         --
Increase (decrease) in net
  assets                            3,977,918     2,142,465        3,339,152       7,396,886         --          --         --
Net assets at beginning of
  period                          140,695,502    25,665,233      204,732,449     184,596,378         --          --         --
                                 ------------   -----------     ------------    ------------   --------     -------    -------
Net assets at end of period      $144,673,420   $27,807,698     $208,071,601    $191,993,264   $     --     $    --    $    --
                                 ============   ===========     ============    ============   ========     =======    =======

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                        Sub-accounts
                                        -----------------------------------------------------------------------------
                                                                   SST
                                           SST         SST        Large              SST Mid
                                          Focus   International    Cap    SST Large    Cap     SST Mid    SST Real
                                          Value      Equity      Growth   Cap Value  Growth   Cap Value    Return
                                        Portfolio   Portfolio   Portfolio Portfolio Portfolio Portfolio   Portfolio
                                         Class 3     Class 3     Class 3   Class 3   Class 3   Class 3     Class 3
FOR THE YEAR ENDED DECEMBER 31,
  2015
FROM OPERATIONS:
   Net investment income (loss)          $    37    $    862     $   (64) $     61  $ (1,104) $   (187) $  6,587,989
   Net realized gain (loss)                  (14)        (30)       (206)      (81)      (90)      (52)     (954,662)
   Capital gain distributions from
     mutual funds                            420          --       1,642     1,287    13,538    23,907            --
   Change in net unrealized
     appreciation (depreciation)
     of investments                       (3,331)    (14,180)     (1,588)   (2,753)  (16,798)  (28,601)  (14,287,309)
                                         -------    --------     -------  --------  --------  --------  ------------
       Increase (decrease) in net
         assets resulting from
         operations                       (2,888)    (13,348)       (216)   (1,486)   (4,454)   (4,933)   (8,653,982)
                                         -------    --------     -------  --------  --------  --------  ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold           48,153     226,660      80,170    97,674   293,756   190,839    12,290,016
   Cost of units redeemed                     --          --        (926)     (913)   (1,246)     (321)  (24,618,896)
   Net transfers                              (1)      3,076       8,301     8,842     3,045    36,308     4,001,149
   Contract maintenance charge                --          --          --        --        --        --    (2,792,767)
   Adjustments to net assets
     allocated to contracts in
     payout period                            --          --          --        --        --        --         1,408
                                         -------    --------     -------  --------  --------  --------  ------------
       Increase (decrease) in net
         assets resulting from
         principal transactions           48,152     229,736      87,545   105,603   295,555   226,826   (11,119,090)
                                         -------    --------     -------  --------  --------  --------  ------------
Increase (decrease) in net assets         45,264     216,388      87,329   104,117   291,101   221,893   (19,773,072)
Net assets at beginning of period             --          --          --        --        --        --   310,990,581
                                         -------    --------     -------  --------  --------  --------  ------------
Net assets at end of period              $45,264    $216,388     $87,329  $104,117  $291,101  $221,893  $291,217,509
                                         =======    ========     =======  ========  ========  ========  ============
FOR THE YEAR ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
   Net investment income (loss)          $    --    $     --     $    --  $     --  $     --  $     --  $ (4,730,675)
   Net realized gain (loss)                   --          --          --        --        --        --      (381,598)
   Capital gain distributions from
     mutual funds                             --          --          --        --        --        --            --
   Change in net unrealized
     appreciation (depreciation)
     of investments                           --          --          --        --        --        --     5,335,384
                                         -------    --------     -------  --------  --------  --------  ------------
       Increase (decrease) in net
         assets resulting from
         operations                           --          --          --        --        --        --       223,111
                                         -------    --------     -------  --------  --------  --------  ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold               --          --          --        --        --        --    13,859,584
   Cost of units redeemed                     --          --          --        --        --        --   (20,804,389)
   Net transfers                              --          --          --        --        --        --    16,381,560
   Contract maintenance charge                --          --          --        --        --        --    (2,495,392)
   Adjustments to net assets
     allocated to contracts in
     payout period                            --          --          --        --        --        --        (2,220)
                                         -------    --------     -------  --------  --------  --------  ------------
       Increase (decrease) in net
         assets resulting from
         principal transactions               --          --          --        --        --        --     6,939,143
                                         -------    --------     -------  --------  --------  --------  ------------
                                              --          --          --        --        --        --
Increase (decrease) in net assets             --          --          --        --        --        --     7,162,254
Net assets at beginning of period             --          --          --        --        --        --   303,828,327
                                         -------    --------     -------  --------  --------  --------  ------------
Net assets at end of period              $    --    $     --     $    --  $     --  $     --  $     --  $310,990,581
                                         =======    ========     =======  ========  ========  ========  ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                          Sub-accounts
                                   -------------------------------------------------------------------------------------------
                                                                                                         VALIC
                                   SST Small                          Sterling Capital   Sterling      Company I     VALIC
                                      Cap    SST Stock    Sterling        Special      Capital Total International Company I
                                   Portfolio Portfolio Capital Select  Opportunities      Return       Equities     Mid Cap
                                    Class 3   Class 3    Equity VIF         VIF          Bond VIF     Index Fund   Index Fund
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                        $   (346) $ (1,364)   $   (3,049)    $    103,503    $   120,703   $   (6,700)  $   (6,355)
   Net realized gain (loss)             (20)     (100)      218,046          485,806       (435,865)      (5,385)      (5,613)
   Capital gain distributions
     from mutual funds                7,730    19,114            --        1,443,294             --           --        3,993
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                    (12,635)  (14,213)     (208,620)      (1,555,952)       356,082      (70,643)     (57,529)
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
       Increase (decrease) in
         net assets resulting
         from operations             (5,271)    3,437         6,377          476,651         40,920      (82,728)     (65,504)
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                            82,348   178,897            45              275             40    1,539,485    1,608,201
   Cost of units redeemed                --        --       (77,071)        (344,765)      (264,553)      (5,583)     (14,276)
   Net transfers                     26,548    96,839      (801,779)      (9,923,189)    (5,731,030)     159,840        6,848
   Contract maintenance charge           --        --        (1,689)         (14,070)        (9,381)          --           --
   Adjustments to net assets
     allocated to contracts
     in payout period                    --        --            --               --             --           --           --
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions               108,896   275,736      (880,494)     (10,281,749)    (6,004,924)   1,693,742    1,600,773
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
Increase (decrease) in net
  assets                            103,625   279,173      (874,117)      (9,805,098)    (5,964,004)   1,611,014    1,535,269
Net assets at beginning of
  period                                 --        --       874,117        9,805,098      5,964,004           --           --
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
Net assets at end of period        $103,625  $279,173    $       --     $         --    $        --   $1,611,014   $1,535,269
                                   ========  ========    ==========     ============    ===========   ==========   ==========
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                        $     --  $     --    $    3,715     $   (160,135)   $   100,215   $       --   $       --
   Net realized gain (loss)              --        --        51,452          731,603        (69,983)          --           --
   Capital gain distributions
     from mutual funds                   --        --            --        1,315,173         76,132           --           --
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                         --        --       (36,813)        (491,915)       125,541           --           --
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
       Increase (decrease) in
         net assets resulting
         from operations                 --        --        18,354        1,394,726        231,905           --           --
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                                --        --         4,678           14,116          8,611           --           --
   Cost of units redeemed                --        --      (205,458)      (1,779,586)      (558,757)          --           --
   Net transfers                         --        --        25,679         (602,164)       (56,664)          --           --
   Contract maintenance charge           --        --        (5,722)         (52,514)       (34,481)          --           --
   Adjustments to net assets
     allocated to contracts
     in payout period                    --        --            --               --             --           --           --
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions                    --        --      (180,823)      (2,420,148)      (641,291)          --           --
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
                                         --        --                                                         --           --
Increase (decrease) in net
  assets                                 --        --      (162,469)      (1,025,422)      (409,386)          --           --
Net assets at beginning of
  period                                 --        --     1,036,586       10,830,520      6,373,390           --           --
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
Net assets at end of period        $     --  $     --    $  874,117     $  9,805,098    $ 5,964,004   $       --   $       --
                                   ========  ========    ==========     ============    ===========   ==========   ==========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                 Sub-accounts
                                                                      ----------------------------------
                                                                        VALIC
                                                                      Company I   VALIC        VALIC
                                                                       Nasdaq-  Company I    Company I
                                                                      100 Index Small Cap   Stock Index
                                                                        Fund    Index Fund     Fund
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)                                       $ (5,106) $   (8,444) $   (30,455)
   Net realized gain (loss)                                              3,410      (4,252)       9,592
   Capital gain distributions from mutual funds                            810       3,910       14,858
   Change in net unrealized appreciation (depreciation) of
     investments                                                        31,280     (72,142)     (44,644)
                                                                      --------  ----------  -----------
       Increase (decrease) in net assets resulting from
         operations                                                     30,394     (80,928)     (50,649)
                                                                      --------  ----------  -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                                        952,399   1,676,955    6,742,316
   Cost of units redeemed                                               (6,410)    (14,158)     (15,926)
   Net transfers                                                       (40,422)     19,770   (1,028,462)
   Contract maintenance charge                                              --          --           --
   Adjustments to net assets allocated to contracts in payout
     period                                                                 --          --           --
                                                                      --------  ----------  -----------
       Increase (decrease) in net assets resulting from
         principal transactions                                        905,567   1,682,567    5,697,928
                                                                      --------  ----------  -----------
Increase (decrease) in net assets                                      935,961   1,601,639    5,647,279
Net assets at beginning of period                                           --          --           --
                                                                      --------  ----------  -----------
Net assets at end of period                                           $935,961  $1,601,639  $ 5,647,279
                                                                      ========  ==========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)                                       $     --  $       --  $        --
   Net realized gain (loss)                                                 --          --           --
   Capital gain distributions from mutual funds                             --          --           --
   Change in net unrealized appreciation (depreciation) of
     investments                                                            --          --           --
                                                                      --------  ----------  -----------
       Increase (decrease) in net assets resulting from
         operations                                                         --          --           --
                                                                      --------  ----------  -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                                             --          --           --
   Cost of units redeemed                                                   --          --           --
   Net transfers                                                            --          --           --
   Contract maintenance charge                                              --          --           --
   Adjustments to net assets allocated to contracts in payout
     period                                                                 --          --           --
                                                                      --------  ----------  -----------
       Increase (decrease) in net assets resulting from
         principal transactions                                             --          --           --
                                                                      --------  ----------  -----------
                                                                            --          --           --
Increase (decrease) in net assets                                           --          --           --
Net assets at beginning of period                                           --          --           --
                                                                      --------  ----------  -----------
Net assets at end of period                                           $     --  $       --  $        --
                                                                      ========  ==========  ===========

                            See accompanying notes.

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Variable Separate Account of The American General Life Insurance Company (the "Separate Account") is a separate account of American General Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of AGC Life Insurance Company ("AGC"), a wholly owned, indirect subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

   On December 31, 2012, SunAmerica Annuity and Life Assurance Company merged into the Company. The Company is an indirect, wholly-owned subsidiary of AIG. As a result of the merger, the Company became the depositor of the Separate Account. The Company is now responsible for all annuity and life insurance contracts funded through the Separate Account. The rights of the contract owners were not affected by the merger.

   The Separate Account offers the following variable annuity products:
   American Pathway II, Polaris, Polaris Advantage, Polaris Advantage II, Polaris Advisor, Polaris Advisor III, Polaris Choice, Polaris Choice II, Polaris Choice III, Polaris Choice IV, Polaris II, Polaris II Platinum Series, Polaris Platinum, Polaris Platinum II, Polaris Platinum III, Polaris Preferred Solution, Polaris Protector, Polaris Retirement Protector, Polaris America, WM Diversified Strategies, WM Diversified Strategies III, and Polaris Select Investor.

   The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of these contracts is AIG Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is Principal Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of these contracts.

   The Separate Account is composed of a total of 213 variable portfolios of different classes (the "Sub-accounts"). Each of the Sub-accounts is invested solely in the shares of one of the following: (1) the sixteen currently available Class 1, Class 2, and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the ninety five currently available Class 1, Class 2, and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the four currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"), (4) the thirty-two currently available Class 1 and Class 2 investment portfolios of the Principal Variable Contracts Funds, Inc. (the "Principal Funds"), (5) the eleven currently available Class 1 and Class 2 investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (6) the twelve currently available Class 2, Class 3 and Class 4 investment portfolios of the American Funds Insurance Series (the "American Series"), (7) the five currently available Class VC investment

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)

   portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"),
   (8) the three currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Templeton Trust"), (9) the sixteen currently available Class 3 investment portfolios of the Seasons Series Trust (the "Seasons Trust"). (10) the five currently available Class III investment portfolios of the BlackRock Variable Series Funds, (11) the three currently available Class Adv and Services Shares investment portfolios of the Goldman Sachs Variable Insurance Trust, (12) the one currently available Class A investment portfolio of the Ivy Funds Variable Insurance Portfolios, (13) the one currently available Class II investment portfolio of The Universal Institutional Funds, Inc., (14) the one currently available Class S investment portfolio of the Neuberger Berman Advisers Management Trust,
   (15) the three currently available Class Adv investment portfolio of the PIMCO Variable Insurance Trust, or (16) the five currently available investment portfolios of the VALIC Company I. The Anchor Trust, the SunAmerica Trust, the Seasons Trust, the Invesco Funds, the Principal Funds, the Columbia Trust, the Columbia Trust I, the Columbia Trust II, the American Series, the Lord Abbett Fund, and the Franklin Templeton Trust, the BlackRock Variable Series Funds, the Goldman Sachs Variable Insurance Trust, the Ivy Funds Variable Insurance Portfolios, The Universal Institutional Funds, Inc., the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, and the VALIC Company I (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, the SunAmerica Trust, the Seasons Trust, and the VALIC Company I are affiliated investment companies. The contract holder may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. These financial statements include balances allocated by the contract holders to the Sub-accounts and do not include balances allocated to the General Account.

   On March 9, 2012, the MTB Group of Funds was re-branded as the Wilmington Funds Trust. On the same date, the MTB Managed Allocation Fund-Moderate Growth II was renamed the Wilmington Managed Allocation Fund-Moderate Growth II.

   On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund was renamed the Invesco Van Kampen V.I. American Franchise Fund.

   On May 1, 2012, the Mid Cap Value Portfolio was renamed the Mid Cap Stock Portfolio.

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)

   On June 29, 2012, the Columbia Variable Portfolio - Diversified Equity Income Fund was renamed the Columbia Variable Portfolio - Dividend Opportunity Fund.

   On September 28, 2012, the Wilmington Managed Allocation Fund-Moderate Growth II was liquidated.

   On April 30, 2013, the SunAmerica Series Trust VCP Value Portfolio and the SunAmerica Series Trust Total Return Balanced Portfolio commenced operations.

   On August 12, 2013, the Protected Asset Allocation SAST Portfolio was renamed VCP Managed Asset Allocation SAST Portfolio.

   On May 1, 2014, the Franklin Income Securities Fund was renamed Franklin Income VIP Fund and the Franklin Templeton VIP Founding Funds Allocation Fund was renamed Franklin Founding Funds Allocation VIP Fund.

   On November 10, 2014, AFIS - Capital Income Builder, IVY Funds VIP Asset Strategy, and Franklin Strategic Income VIP Fund, Columbia VP Emerging Markets Bond, Columbia VP Limited Duration Credit, Neuberger Berman AMT Absolute Return Multi-Manager Fund, Lord Abbett Short Duration Income Portfolio, Lord Abbett Bond Debenture Portfolio, Lord Abbett Fundamental Equity Portfolio, UIF Global Infrastructure Portfolio, Goldman Sachs Multi-Strategy Alternatives Portfolio, Goldman Sachs Global Markets Navigator Fund, Goldman Sachs Strategic Income Fund, PIMCO Emerging Markets Bond Portfolio, PIMCO All Asset Portfolio, PIMCO Unconstrained Bond Portfolio, VALIC Company I Global Social Awareness Fund, VALIC Company I International Equities Index Fund, VALIC Company I Nasdaq-100 Index Fund, VALIC Company I Small Cap Index Fund, VALIC Company I Stock Index Fund commenced operations.

   On April 24, 2015, the Sterling Capital Select Equity VIF, Sterling Capital Special Opportunities VIF, and Sterling Capital Total Return Bond VIF liquidated.

   The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)

   Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with contract owner instructions. The purchases are recorded as principal transactions in the Statements of Changes in Net Assets

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

   INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis.

   ACCUMULATION UNIT: This is a measuring unit used to calculate the contract owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

   FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

   USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitzation as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4.0% assumed interest rate.

   At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. If there are transfers between the Company and the Separate Account they will be disclosed as adjustments to net assets allocated to contracts in payout period in the accompanying Statements of Changes in Net Assets.

   Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

3. FAIR VALUE MEASUREMENTS

   Assets and liabilities recorded at fair value in the Separate Account Statements of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

3. FAIR VALUE MEASUREMENTS (continued)

   consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurements in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

   Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets, and most mutual funds.

   Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal, and provincial obligations, hybrid securities, and derivative contracts.

   Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

   The Separate Account assets measured at fair value as of December 31, 2015 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 as of December 31, 2015 and for the year then ended. The Separate Account had no liabilities as of December 31, 2015. See the Schedules of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2015, and respective hierarchy level.

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

3. FAIR VALUE MEASUREMENTS (continued)

   As all assets are of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and changes in unrealized gains (losses) for Level 3 assets still held as of December 31, 2015 is presented.

4. CHARGES AND DEDUCTIONS

   Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

   WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of up to 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

   CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge ranging from $30 to $50 is charged against contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   SEPARATE ACCOUNT ANNUAL CHARGE: The Separate Account deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account Annual Charges are recorded as a charge in the Statements of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows:
   American Pathway II, 1.30% or 1.40%; Polaris, 1.52%; Polaris II, 1.52% or 1.77%; PolarisAmerica, 1.52% or 1.77%; Polaris Platinum, 1.52% or 1.77%; WM Diversified Strategies, 1.40%, 1.55%, or 1.80%; Polaris Protector, 1.52% or 1.77%; Polaris Choice, 1.52%, 1.72%, or 1.97%; WM Diversified Strategies III, 1.55%, 1.70%, or 1.95%; Polaris Platinum II, 1.52%, 1.77%, or 2.02%;
   Polaris Choice II, 1.52%, 1.72%, or 1.97%; Polaris Advisor, 1.52%, 1.72%, or 1.97%; Polaris Choice III, 1.52%, 1.77%, 2.02%, or 2.17%; Polaris Preferred Solution, 1.15%, 1.40%, 1.55%, 1.80%, or 2.05%; Polaris Advantage, 1.65%,
   1.90%, or 2.30%; Polaris Advisor III, 1.65%, 1.90%, or 2.30%; Polaris
   Platinum III, 1.30%, 1.55%, or

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   1.95%; Polaris Choice IV, 1.65%, 1.90%, or 2.30%; Polaris Advantage II, 1.30%, 1.55%, 1.90%, or 2.15%; Polaris Retirement Protector, 1.30%, 1.55%,
   or 1.80%; Polaris Select Investor, 1.10%, 1.35%, 1.40% or1.70%. The
   mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

   TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Choice, Polaris II, Polaris Choice II, Polaris America, Polaris Platinum, Polaris Platinum II, WM Diversified Strategies, and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee will range from 0.10% to 0.45% of the income benefit base (as defined in the prospectus), deducted annually from the contract value, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges.

   CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage provides a guaranteed minimum contract value at the end of an applicable waiting period.

   The annual fee ranges from 0.10% to 0.65% of the contract value minus purchase payments received after the 90/th/ day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   MARKETLOCK, MARKETLOCK FOR TWO, INCOME REWARDS, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS, AND MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Two, Income Rewards, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life features provide a guaranteed withdrawal stream by

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution, and Polaris Advantage. The MarketLock for Two features is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, and Polaris Preferred Solution. The Income Rewards feature is offered in Polaris Protector, Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, and Polaris Preferred Solution. The annual fee ranges from 0.50% to 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal, and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the maximum anniversary value benefit base (as defined in the prospectus) is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

   The MarketLock for Life Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution, and Polaris Advantage. The annual fee ranges from 0.65% to 0.95% for one covered person and from 0.90% to 1.25% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

   The MarketLock Income Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Advisor III, Polaris Preferred Solution, Polaris Platinum III, and Polaris Advantage. The annual fee ranges from 0.85% to 1.10% for one covered person and from 1.10% to 1.35% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

   The MarketLock for Life feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Choice IV, Polaris Preferred Solution, Polaris Platinum III, and Polaris Advantage. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

   POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE: The optional Polaris Income Plus and Polaris Income Builder features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The Polaris Income Plus feature is offered in Polaris Platinum III, Polaris Choice III, Polaris Choice IV, Polaris Advantage, Polaris Advantage II, Polaris Retirement Protector and Polaris Preferred Solution. The Polaris Income Builder feature is offered in Polaris Platinum III, Polaris Choice III, Polaris Choice IV, Polaris Advantage, Polaris Advantage II and Polaris Preferred Solution. The annual fee ranges from 0.60% to 2.20% for one covered person and 0.60% to 2.70% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The fee may change after the first year based on an index of market volatility. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value.

   PREMIUM TAXES: Certain states charge the Company a tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statements of Changes in Net Assets.

   SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                         Proceeds from
Sub-accounts                                                           Cost of Purchases     Sales
---------------------------------------------------------------------  ----------------- -------------
AFIS - Capital Income Builder                                            $    719,696    $     38,475
American Funds Asset Allocation Fund Class 2                                7,661,938      10,664,890
American Funds Asset Allocation Fund Class 3                                4,214,978       4,829,656
American Funds Cash Management Fund Class 3                                 4,440,173       5,924,284
American Funds Global Growth Fund Class 2                                  26,996,994      45,528,924
American Funds Growth Fund Class 2                                         65,484,015      62,636,453
American Funds Growth Fund Class 3                                         44,135,931      28,827,586
American Funds Growth-Income Fund Class 2                                  52,540,689      64,443,981
American Funds Growth-Income Fund Class 3                                  28,353,952      26,369,519
American Funds High-Income Bond Fund Class 3                                2,786,481       5,538,303
American Funds International Fund Class 3                                   3,192,138       5,956,274
American Funds US Government AAA-Rated Securities Fund Class 3              1,743,935       3,640,309
AST Asset Allocation Portfolio Class 1                                     14,421,893      15,615,180
AST Asset Allocation Portfolio Class 2                                        930,651       1,013,956
AST Asset Allocation Portfolio Class 3                                     10,886,782       7,489,761
AST Capital Appreciation Portfolio Class 1                                 51,163,185      47,757,657
AST Capital Appreciation Portfolio Class 2                                  8,625,126      10,071,556
AST Capital Appreciation Portfolio Class 3                                111,695,138      94,165,757
AST Government and Quality Bond Portfolio Class 1                           3,474,325      13,472,825
AST Government and Quality Bond Portfolio Class 2                           1,051,380       7,655,975
AST Government and Quality Bond Portfolio Class 3                          84,219,394     115,828,581
AST Growth Portfolio Class 1                                               10,855,865      12,932,491
AST Growth Portfolio Class 2                                                3,088,710       4,545,087
AST Growth Portfolio Class 3                                               17,986,653      18,907,448
AST Natural Resources Portfolio Class 1                                     1,135,282       5,406,043
AST Natural Resources Portfolio Class 2                                       620,265       1,743,708
AST Natural Resources Portfolio Class 3                                    15,462,568      17,918,232
Columbia VP Asset Allocation Fund Class 1                                     110,555          58,589
Columbia VP -Dividend Opportunity Fund Class 1                                 57,121         339,952
Columbia VP Income Opportunities Fund Class 1                               1,993,588       3,395,724
Columbia VP Marsico 21st Century Fund Class 1                                 213,331         135,172
Columbia VP Marsico Focused Equities Fund Class 1                           5,129,611       6,061,882
Columbia VP Marsico Growth Fund Class 1                                       250,169         469,093
Columbia VP Marsico International Opportunities Fund Class 2                   40,099         375,568
Columbia VP Mid Cap Growth Opportunity Fund Class 1                            27,650          73,419
Columbia VP Small Company Growth Fund Class 1                                  58,909         273,102
Franklin Income Securities Fund Class 2                                    24,944,176      32,041,160
Franklin Strategic Income VIP Fund                                            579,965           7,356
Franklin Templeton VIP Founding Funds Allocations Fund Class 2              8,086,201      11,875,048
Invesco VI American Franchise Fund Series II                                2,285,653       5,021,753
Invesco VI Comstock Fund Series II                                         33,462,147      55,811,721
Invesco VI Growth and Income Fund Series II                               114,319,727      83,967,312
Ivy Funds VIP Asset Strategy                                                  323,493           7,137
Lord Abbett Growth and Income Portfolio Class VC                           24,858,195      41,043,421
Lord Abbett Mid Cap Stock Portfolio Class VC                                1,496,404       3,442,205
Principal Diversified International Account Class 1                            46,341         189,920
Principal Diversified International Account Class 2                            15,712          62,665
Principal Equity Income Account Class 1                                       435,227       2,840,875
Principal Equity Income Account Class 2                                       408,191       1,668,602
Principal Government & High Quality Bond Class 1                              166,610         230,605
Principal Government & High Quality Bond Class 2                               32,818          72,969
Principal Income Account Class 1                                              249,108         668,832
Principal Income Account Class 2                                              104,225         566,090
Principal LargeCap Blend Account II Class 1                                   498,341       1,916,233
Principal LargeCap Blend Account II Class 2                                   154,435         665,134
Principal LargeCap Growth Account Class 1                                       3,973         289,553
Principal LargeCap Growth Account Class 2                                       5,281          42,554
Principal Money Market Account Class 1                                        315,721         493,227
Principal Money Market Account Class 2                                        706,205         823,664
Principal PVC Capital Appreciation Account Class 1                          2,114,742       1,625,749
Principal PVC MidCap Blend Acct Class 1                                       238,431         327,024
Principal PVC MidCap Blend Acct Class 2                                       194,097          81,924
Principal PVC Principal Capital Appreciation Account Class 2                  682,603         476,141
Principal Real Estate Securities Account Class 1                               48,666         184,816
Principal Real Estate Securities Account Class 2                               16,737          56,779
Principal SAM Balanced Portfolio Class 1                                    3,892,136       5,281,722
Principal SAM Balanced Portfolio Class 2                                    4,782,816       5,865,169
Principal SAM Conservative Balanced Portfolio Class 1                         297,123         358,345
Principal SAM Conservative Balanced Portfolio Class 2                         801,340       1,314,484
Principal SAM Conservative Growth Portfolio Class 1                         1,691,068       3,110,327
Principal SAM Conservative Growth Portfolio Class 2                         2,249,696       2,977,959
Principal SAM Flexible Income Portfolio Class 1                               457,575         730,140

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS - CONTINUED

For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from the sales of investments were:


                                                                                         Proceeds from
Sub-accounts                                                           Cost of Purchases     Sales
---------------------------------------------------------------------  ----------------- -------------
Principal SAM Flexible Income Portfolio Class 2                         $      631,889   $  1,345,738
Principal SAM Strategic Growth Portfolio Class 1                             1,624,783      1,676,042
Principal SAM Strategic Growth Portfolio Class 2                             1,126,625      2,079,264
Principal Short-Term Income Account Class 1                                     18,717        109,017
Principal Short-Term Income Account Class 2                                     19,345        111,375
Principal SmallCap Value Account I Class 1                                      59,605        187,779
Principal SmallCap Value Account I Class 2                                      46,029        138,845
SAST Aggressive Growth Portfolio Class 1                                     1,087,987      4,125,070
SAST Aggressive Growth Portfolio Class 2                                       313,005        407,414
SAST Aggressive Growth Portfolio Class 3                                     6,151,526      6,715,688
SAST Alliance Growth Portfolio Class 1                                      20,447,438     30,516,994
SAST Alliance Growth Portfolio Class 2                                       2,400,647      3,989,617
SAST Alliance Growth Portfolio Class 3                                      25,058,614     25,773,578
SAST American Funds Asset Allocation Portfolio Class 3                      69,879,000     27,550,959
SAST American Funds Global Growth Portfolio Class 3                         89,016,680     82,568,836
SAST American Funds Growth Portfolio Class 3                                61,820,615     55,623,839
SAST American Funds Growth-Income Portfolio Class 3                         42,772,554     40,188,776
SAST Balanced Portfolio Class 1                                              6,116,839      6,333,117
SAST Balanced Portfolio Class 2                                                927,607      1,567,637
SAST Balanced Portfolio Class 3                                             28,672,306     22,549,475
SAST Blue Chip Growth Portfolio Class 1                                      1,046,013      1,728,626
SAST Blue Chip Growth Portfolio Class 2                                        284,844        413,496
SAST Blue Chip Growth Portfolio Class 3                                     15,732,796     15,314,059
SAST Capital Growth Portfolio Class 1                                          579,974        971,718
SAST Capital Growth Portfolio Class 2                                           92,262        228,146
SAST Capital Growth Portfolio Class 3                                        5,322,072      9,182,732
SAST Cash Management Portfolio Class 1                                      22,939,429     29,600,178
SAST Cash Management Portfolio Class 2                                       2,907,640      4,193,007
SAST Cash Management Portfolio Class 3                                     236,628,157    211,776,549
SAST Corporate Bond Portfolio Class 1                                        4,222,688     11,386,993
SAST Corporate Bond Portfolio Class 2                                        1,503,352      3,864,618
SAST Corporate Bond Portfolio Class 3                                       81,609,065    103,412,669
SA Legg Mason BW Large Cap Value Class 1                                    57,704,618     58,617,873
SA Legg Mason BW Large Cap Value Class 2                                     8,083,953      9,450,405
SA Legg Mason BW Large Cap Value Class 3                                    81,900,299     80,604,316
SAST Dogs of Wall Street Portfolio Class 1                                   2,775,608      3,582,406
SAST Dogs of Wall Street Portfolio Class 2                                     647,597      1,179,330
SAST Dogs of Wall Street Portfolio Class 3                                  22,516,085     20,180,171
SAST Dynamic Allocation Portfolio Class 3                                1,779,532,210     99,964,208
SAST Emerging Markets Portfolio Class 1                                      1,452,244      4,335,533
SAST Emerging Markets Portfolio Class 2                                        363,153        910,851
SAST Emerging Markets Portfolio Class 3                                     20,707,707     21,207,034
SAST Equity Opportunities Portfolio Class 1                                  1,789,220      4,830,146
SAST Equity Opportunities Portfolio Class 2                                    297,561        812,212
SAST Equity Opportunities Portfolio Class 3                                  8,516,009      9,566,003
SAST Foreign Value Portfolio Class 2                                           863,064      3,987,692
SAST Foreign Value Portfolio Class 3                                        46,188,813     79,329,084
SAST Fundamental Growth Portfolio Class 1                                    7,152,369      6,498,010
SAST Fundamental Growth Portfolio Class 2                                      440,042        430,801
SAST Fundamental Growth Portfolio Class 3                                   14,736,786     14,268,418
SAST Global Bond Portfolio Class 1                                             899,904      5,360,609
SAST Global Bond Portfolio Class 2                                             317,025      1,897,565
SAST Global Bond Portfolio Class 3                                          29,005,839     42,176,274
SAST Global Equities Portfolio Class 1                                       1,149,555      7,302,812
SAST Global Equities Portfolio Class 2                                         203,098        801,766
SAST Global Equities Portfolio Class 3                                       4,410,888      6,384,230
SAST Growth Opportunities Portfolio Class 1                                  2,409,923      2,292,022
SAST Growth Opportunities Portfolio Class 2                                    542,525        575,699
SAST Growth Opportunities Portfolio Class 3                                 34,681,853     36,236,976
SAST Growth-Income Portfolio Class 1                                         7,731,934     21,142,793
SAST Growth-Income Portfolio Class 2                                           972,930      1,120,135
SAST Growth-Income Portfolio Class 3                                        22,291,609     17,251,485
SAST High-Yield Bond Portfolio Class 1                                      14,515,478     20,415,261
SAST High-Yield Bond Portfolio Class 2                                         672,243      1,970,656
SAST High-Yield Bond Portfolio Class 3                                      61,087,321     71,260,238
SAST International Diversified Equities Portfolio Class 1                    4,745,313      7,236,797
SAST International Diversified Equities Portfolio Class 2                      962,047      2,907,858
SAST International Diversified Equities Portfolio Class 3                   15,153,781     27,333,881
SAST International Growth and Income Portfolio Class 1                       1,377,262      5,833,312
SAST International Growth and Income Portfolio Class 2                         259,812      1,178,499
SAST International Growth and Income Portfolio Class 3                      12,044,084     28,397,484
SAST Marsico Focused Growth Portfolio Class 1                                1,161,088      3,192,842
SAST Marsico Focused Growth Portfolio Class 2                                  694,921      1,986,628

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS - CONTINUED

For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from the sales of investments were:


                                                                                         Proceeds from
Sub-accounts                                                           Cost of Purchases     Sales
---------------------------------------------------------------------  ----------------- -------------
SAST Marsico Focused Growth Portfolio Class 3                           $   16,941,228   $ 21,652,641
SAST MFS Massachusetts Investors Trust Portfolio Class 1                     3,491,452      7,941,286
SAST MFS Massachusetts Investors Trust Portfolio Class 2                       680,295      2,127,892
SAST MFS Massachusetts Investors Trust Portfolio Class 3                    27,517,530     39,446,516
SAST MFS Total Return Portfolio Class 1                                      3,906,219     21,038,566
SAST MFS Total Return Portfolio Class 2                                      1,000,279      6,363,805
SAST MFS Total Return Portfolio Class 3                                     16,809,987     37,435,604
SAST Mid-Cap Growth Portfolio Class 1                                        4,530,297      6,754,927
SAST Mid-Cap Growth Portfolio Class 2                                        1,388,745      2,848,838
SAST Mid-Cap Growth Portfolio Class 3                                       24,261,523     26,945,090
SAST Protected Asset Allocation SAST Portfolio Class 3                     414,079,910     14,418,025
SAST Real Estate Portfolio Class 1                                           4,516,164      5,740,046
SAST Real Estate Portfolio Class 2                                           1,239,003      1,830,077
SAST Real Estate Portfolio Class 3                                          47,839,224     56,545,269
SAST Small & Mid Cap Value Portfolio Class 2                                 2,700,805      2,732,559
SAST Small & Mid Cap Value Portfolio Class 3                                94,094,920     69,032,235
SAST Small Company Value Portfolio Class 3                                  28,285,104     26,468,737
SAST SunAmerica Dynamic Strategy Portfolio Class 3                       1,473,083,572     64,696,460
SAST Technology Portfolio Class 1                                            1,204,839      2,185,765
SAST Technology Portfolio Class 2                                              332,654        410,258
SAST Technology Portfolio Class 3                                           11,665,435      9,405,812
SAST Telecom Utility Portfolio Class 1                                         835,704      3,213,918
SAST Telecom Utility Portfolio Class 2                                         114,940        365,454
SAST Telecom Utility Portfolio Class 3                                       6,208,653      6,731,511
SAST Total Return Bond Portfolio Class 1                                     3,643,385      8,807,377
SAST Total Return Bond Portfolio Class 2                                       692,400      4,547,592
SAST Total Return Bond Portfolio Class 3                                    83,826,602    131,599,557
SAST VCP Total Return Balanced Portfolio Class 3                           335,574,029      3,732,087
SAST VCP Value Portfolio Class 3                                           456,013,508      8,402,305
SST Allocation Balanced Portfolio Class 3                                   24,059,114     21,944,574
SST Allocation Growth Portfolio Class 3                                      6,657,272      6,859,297
SST Allocation Moderate Growth Portfolio Class 3                            32,135,428     25,130,677
SST Allocation Moderate Portfolio Class 3                                   29,139,279     21,773,466
SST Real Return Portfolio Class 3                                           42,575,635     47,107,819
Sterling Capital Select Equity VIF                                              20,911        904,461
Sterling Capital Special Opportunities VIF                                   1,458,922     10,193,905
Sterling Capital Total Return Bond VIF                                         284,250      6,168,514
Principal PVC SmallCap Blend Account Class 1                                   918,017        618,087
PVC SmallCap Blend Account Class 2                                             502,460        314,788
AST Multi-Asset Portfolio Class 3                                               96,555            588
BLK Global Allocation VI Fund                                                2,213,577         50,281
BLK iShares Alt Strategies VI Fund                                             697,173         33,208
BLK iShares Dynamic Allocation VI Fund                                         311,879          2,326
BLK iShares Dynamic Fixed Income VI Fund                                        51,642          1,047
BLK iShares Equity Appreciation VI Fund                                        103,078            677
Columbia VP -Emerging Markets Bond Fund Class 2                                  1,934              7
Columbia VP -Limited Duration Credit Fund Class 2                              137,383         45,287
GS VIT Global Markets Navigator Fd SVC                                          41,562            482
GS VIT Multi-Strategy Alt Port Advisor                                         552,743         32,050
GS VIT Strategic Income Fund Advisor                                           183,637            667
Invesco V.I. Balanced-Risk Allocation Fd                                       250,438          1,119
Lord Abbett Fundamental Equity                                                 191,936          3,189
Lord Abbett Series Fund Bond Debenture                                         489,383         22,112
Lord Abbett Series Fund Short Duration                                       1,012,817         83,440
Morgan Stanley UIF Global Infrastructure                                       456,808         34,325
Neuberger Berman AMT Absolute Return Multi Mngr Portfolio                      534,917         31,568
PIMCO All Asset Portfolio                                                       20,574            115
PIMCO Emerging Markets Bond Portfolio                                           45,838            691
PIMCO Unconstrained Bond Portfolio                                             458,274         83,109
SST Asset Allocation Diversified Growth Portfolio Class 3                      144,667            290
SST Diversified Fixed Income Portfolio Class 3                                  81,505         10,593
SST Focus Growth Portfolio Class 3                                              31,638            278
SST Focus Value Portfolio Class 3                                               48,886            277
SST International Equity Portfolio Class 3                                     231,917          1,318
SST Large Cap Growth Portfolio Class 3                                         101,827         12,704
SST Large Cap Value Portfolio Class 3                                          108,028          1,077
SST Mid Cap Growth Portfolio Class 3                                           321,827         13,838
SST Mid Cap Value Portfolio Class 3                                            254,821          4,275
SST Small Cap Portfolio Class 3                                                116,635            356
SST Stock Portfolio Class 3                                                    296,346          2,860
VALIC Company I International Equities Index Fund                            1,817,990        130,948
VALIC Company I Mid Cap Index Fund                                           1,709,407        110,995
VALIC Company I Nasdaq-100 Index Fund                                        1,024,898        123,627
VALIC Company I Small Cap Index Fund                                         1,806,635        128,602
VALIC Company I Stock Index Fund                                             7,290,815      1,608,485

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2015.


                                                                                 Accumulation Annuity Annuity
                                                   Contracts with a Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                       Total Expense of Units Issued   Redeemed   Issued  Redeemed  (Decrease)
-------------------------------------------------  ---------------- ------------ ------------ ------- -------- ------------
AFIS - Capital Income Builder                            1.10%         63,868         (4,598)     --       --       59,270
AFIS - Capital Income Builder                            1.35%          5,233             (1)     --       --        5,232
AFIS - Capital Income Builder                            1.40%          3,832             --      --       --        3,832
American Funds Asset Allocation Fund Class 2             1.52%        144,541       (476,493)  1,216       --     (330,736)
American Funds Asset Allocation Fund Class 2             1.77%          3,644        (16,426)     --       --      (12,782)
American Funds Asset Allocation Fund Class 3             1.30%         18,448        (65,666)     --   (1,539)     (48,757)
American Funds Asset Allocation Fund Class 3             1.40%             --           (893)     --       --         (893)
American Funds Cash Management Fund Class 3              1.30%        228,201       (293,016)     --   (1,357)     (66,172)
American Funds Cash Management Fund Class 3              1.40%             --         (2,432)     --       --       (2,432)
American Funds Global Growth Fund Class 2                1.52%        217,873     (1,119,637)     --  (11,219)    (912,983)
American Funds Global Growth Fund Class 2                1.72%         23,045       (188,602)     --     (782)    (166,339)
American Funds Global Growth Fund Class 2                1.77%         13,137        (49,735)     --       --      (36,598)
American Funds Global Growth Fund Class 2                1.97%            235         (7,946)     --       --       (7,711)
American Funds Growth Fund Class 2                       1.52%        242,908     (1,564,680)     --  (28,091)  (1,349,863)
American Funds Growth Fund Class 2                       1.72%         35,002       (357,440)     --   (1,093)    (323,531)
American Funds Growth Fund Class 2                       1.77%          8,902        (75,268)     --       --      (66,366)
American Funds Growth Fund Class 2                       1.97%            287        (19,201)     --       --      (18,914)
American Funds Growth Fund Class 3                       1.30%          9,138        (93,215)     --   (2,683)     (86,760)
American Funds Growth Fund Class 3                       1.40%             --         (1,723)     --       --       (1,723)
American Funds Growth-Income Fund Class 2                1.52%        336,718     (1,987,096)     --  (32,971)  (1,683,349)
American Funds Growth-Income Fund Class 2                1.72%         43,019       (308,185)     --       --     (265,166)
American Funds Growth-Income Fund Class 2                1.77%         10,019        (94,605)     --       --      (84,586)
American Funds Growth-Income Fund Class 2                1.97%          1,645        (19,551)     --       --      (17,906)
American Funds Growth-Income Fund Class 3                1.30%         14,184       (123,231)     --   (4,437)    (113,484)
American Funds Growth-Income Fund Class 3                1.40%              4         (4,656)     --       --       (4,652)
American Funds High-Income Bond Fund Class 3             1.30%         23,403        (57,274)     --     (970)     (34,841)
American Funds High-Income Bond Fund Class 3             1.40%             --           (326)     --       --         (326)
American Funds International Fund Class 3                1.30%         14,723        (97,936)     --   (1,552)     (84,765)
American Funds International Fund Class 3                1.40%          2,692           (111)     --       --        2,581
American Funds US Government AAA-Rated Securities
  Fund Class 3                                           1.30%         38,693        (85,395)     --   (1,167)     (47,869)
American Funds US Government AAA-Rated Securities
  Fund Class 3                                           1.40%             --         (1,679)     --       --       (1,679)
AST Asset Allocation Portfolio Class 1                   1.52%         64,750       (357,650)     --  (54,234)    (347,134)
AST Asset Allocation Portfolio Class 1                   1.77%             79           (918)     --       --         (839)
AST Asset Allocation Portfolio Class 2                   1.52%            632        (17,531)     --     (905)     (17,804)
AST Asset Allocation Portfolio Class 2                   1.72%             82           (219)     --       --         (137)
AST Asset Allocation Portfolio Class 2                   1.77%          2,133         (6,133)     --       --       (4,000)
AST Asset Allocation Portfolio Class 2                   1.97%            768           (688)     --       --           80
AST Asset Allocation Portfolio Class 3                   1.10%            218             --      --       --          218
AST Asset Allocation Portfolio Class 3                   1.15%         94,078        (60,544)  1,420       --       34,954
AST Asset Allocation Portfolio Class 3                   1.30%         64,139        (93,165)     --       --      (29,026)
AST Asset Allocation Portfolio Class 3                   1.35%          2,683             (1)     --       --        2,682
AST Asset Allocation Portfolio Class 3                   1.40%         11,275         (1,050)     --       --       10,225
AST Asset Allocation Portfolio Class 3                   1.52%         19,580        (40,699)     --   (4,933)     (26,052)
AST Asset Allocation Portfolio Class 3                   1.55%         12,739        (37,615)     --       --      (24,876)
AST Asset Allocation Portfolio Class 3                   1.65%         76,207        (20,746)     --       --       55,461
AST Asset Allocation Portfolio Class 3                   1.70%            507            (10)     --       --          497
AST Asset Allocation Portfolio Class 3                   1.72%         13,948        (44,217)     --       --      (30,269)
AST Asset Allocation Portfolio Class 3                   1.77%         13,048        (15,047)     --       --       (1,999)
AST Asset Allocation Portfolio Class 3                   1.80%          3,756           (676)     --       --        3,080
AST Asset Allocation Portfolio Class 3                   1.90%         46,732        (11,658)     --       --       35,074
AST Asset Allocation Portfolio Class 3                   1.97%             28         (1,414)     --       --       (1,386)
AST Asset Allocation Portfolio Class 3                   2.02%             20            (41)     --       --          (21)
AST Asset Allocation Portfolio Class 3                   2.15%              6             (5)     --       --            1
AST Asset Allocation Portfolio Class 3                   2.17%              7             (2)     --       --            5
AST Asset Allocation Portfolio Class 3                   2.30%             11            (38)     --       --          (27)
AST Capital Appreciation Portfolio Class 1               1.52%         97,041       (497,812)     --  (21,007)    (421,778)
AST Capital Appreciation Portfolio Class 1               1.77%             24        (15,287)     --       --      (15,263)
AST Capital Appreciation Portfolio Class 2               1.40%            521         (6,541)     --       --       (6,020)
AST Capital Appreciation Portfolio Class 2               1.52%          7,401        (76,067)     --   (2,626)     (71,292)
AST Capital Appreciation Portfolio Class 2               1.55%          1,033         (2,400)     --       --       (1,367)
AST Capital Appreciation Portfolio Class 2               1.70%              4           (145)     --       --         (141)
AST Capital Appreciation Portfolio Class 2               1.72%            406         (1,988)     --       --       (1,582)
AST Capital Appreciation Portfolio Class 2               1.77%          2,131        (13,068)     --       --      (10,937)
AST Capital Appreciation Portfolio Class 2               1.80%             49           (685)     --       --         (636)
AST Capital Appreciation Portfolio Class 2               1.95%             --             --      --       --           --
AST Capital Appreciation Portfolio Class 2               1.97%             87         (1,063)     --       --         (976)
AST Capital Appreciation Portfolio Class 3               1.10%         64,122         (4,292)     --       --       59,830
AST Capital Appreciation Portfolio Class 3               1.15%        184,999       (148,510)  2,044       --       38,533
AST Capital Appreciation Portfolio Class 3               1.30%        463,102       (446,972)     --       --       16,130

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
AST Capital Appreciation Portfolio Class 3                1.35%        7,410          (112)     --       --        7,298
AST Capital Appreciation Portfolio Class 3                1.40%      171,928       (51,238)     --       --      120,690
AST Capital Appreciation Portfolio Class 3                1.52%       99,239      (535,909)     --   (1,199)    (437,869)
AST Capital Appreciation Portfolio Class 3                1.55%      383,828      (188,518)     --       --      195,310
AST Capital Appreciation Portfolio Class 3                1.65%      255,388      (358,753)     --       (8)    (103,373)
AST Capital Appreciation Portfolio Class 3                1.70%        6,125           (53)     --       --        6,072
AST Capital Appreciation Portfolio Class 3                1.72%        9,085       (92,524)     --       --      (83,439)
AST Capital Appreciation Portfolio Class 3                1.77%       17,383      (100,508)     --       --      (83,125)
AST Capital Appreciation Portfolio Class 3                1.80%        9,492       (31,452)     --       --      (21,960)
AST Capital Appreciation Portfolio Class 3                1.90%      150,839      (175,538)     --       --      (24,699)
AST Capital Appreciation Portfolio Class 3                1.95%          523        (4,139)     --       --       (3,616)
AST Capital Appreciation Portfolio Class 3                1.97%          958        (5,363)     --       --       (4,405)
AST Capital Appreciation Portfolio Class 3                2.02%          189        (5,447)     --       --       (5,258)
AST Capital Appreciation Portfolio Class 3                2.05%           --        (3,293)     --       --       (3,293)
AST Capital Appreciation Portfolio Class 3                2.15%       39,097       (54,111)     --       --      (15,014)
AST Capital Appreciation Portfolio Class 3                2.17%           26        (1,401)     --       --       (1,375)
AST Capital Appreciation Portfolio Class 3                2.30%           65        (3,309)     --       --       (3,244)
AST Government and Quality Bond Portfolio Class 1         1.52%      211,855      (651,606)     --  (25,086)    (464,837)
AST Government and Quality Bond Portfolio Class 1         1.77%        5,425       (20,683)     --       --      (15,258)
AST Government and Quality Bond Portfolio Class 2         1.52%       43,995      (276,963)     --  (22,176)    (255,144)
AST Government and Quality Bond Portfolio Class 2         1.72%        5,603       (11,727)     --       --       (6,124)
AST Government and Quality Bond Portfolio Class 2         1.77%        8,172       (61,796)     --       --      (53,624)
AST Government and Quality Bond Portfolio Class 2         1.97%          319        (2,461)     --       --       (2,142)
AST Government and Quality Bond Portfolio Class 3         1.10%       83,566        (1,790)     --       --       81,776
AST Government and Quality Bond Portfolio Class 3         1.15%      569,312      (377,884)  5,755       --      197,183
AST Government and Quality Bond Portfolio Class 3         1.30%    2,356,039    (1,221,143)     --       --    1,134,896
AST Government and Quality Bond Portfolio Class 3         1.35%       13,879          (222)     --       --       13,657
AST Government and Quality Bond Portfolio Class 3         1.40%      161,058       (64,318)     --       --       96,740
AST Government and Quality Bond Portfolio Class 3         1.52%      818,696    (2,636,903)     --   (5,003)  (1,823,210)
AST Government and Quality Bond Portfolio Class 3         1.55%      406,556      (411,300)     --       --       (4,744)
AST Government and Quality Bond Portfolio Class 3         1.65%    1,280,891      (961,633)     --     (136)     319,122
AST Government and Quality Bond Portfolio Class 3         1.70%       10,140           (69)     --       --       10,071
AST Government and Quality Bond Portfolio Class 3         1.72%      208,018      (535,290)     --       --     (327,272)
AST Government and Quality Bond Portfolio Class 3         1.77%      271,003      (722,884)     --       --     (451,881)
AST Government and Quality Bond Portfolio Class 3         1.80%      111,575       (80,062)     --       --       31,513
AST Government and Quality Bond Portfolio Class 3         1.90%      614,591      (682,755)     --       --      (68,164)
AST Government and Quality Bond Portfolio Class 3         1.95%        2,181        (7,456)     --       --       (5,275)
AST Government and Quality Bond Portfolio Class 3         1.97%        9,395       (24,972)     --       --      (15,577)
AST Government and Quality Bond Portfolio Class 3         2.02%        3,965       (19,619)     --       --      (15,654)
AST Government and Quality Bond Portfolio Class 3         2.05%           --          (159)     --       --         (159)
AST Government and Quality Bond Portfolio Class 3         2.15%        4,626        (9,259)     --       --       (4,633)
AST Government and Quality Bond Portfolio Class 3         2.17%       25,145        (5,911)     --       --       19,234
AST Government and Quality Bond Portfolio Class 3         2.30%          957       (10,530)     --       --       (9,573)
AST Growth Portfolio Class 1                              1.52%       17,887      (232,864)     --  (14,496)    (229,473)
AST Growth Portfolio Class 1                              1.77%           87        (4,253)     --       --       (4,166)
AST Growth Portfolio Class 2                              1.52%        5,921       (73,272)     --   (1,154)     (68,505)
AST Growth Portfolio Class 2                              1.72%           23        (1,665)     --       --       (1,642)
AST Growth Portfolio Class 2                              1.77%        2,766       (13,768)     --       --      (11,002)
AST Growth Portfolio Class 2                              1.97%           84           (46)     --       --           38
AST Growth Portfolio Class 3                              1.10%        5,416           (13)     --       --        5,403
AST Growth Portfolio Class 3                              1.15%       66,711       (30,212)  2,336       --       38,835
AST Growth Portfolio Class 3                              1.30%       55,996       (33,572)     --       --       22,424
AST Growth Portfolio Class 3                              1.35%           --            --      --       --           --
AST Growth Portfolio Class 3                              1.40%        7,786        (5,128)     --       --        2,658
AST Growth Portfolio Class 3                              1.52%       21,922      (247,217)     74     (720)    (225,941)
AST Growth Portfolio Class 3                              1.55%       33,552       (11,292)     --       --       22,260
AST Growth Portfolio Class 3                              1.65%       38,472       (28,486)     --      (29)       9,957
AST Growth Portfolio Class 3                              1.72%        3,543       (50,773)     --       --      (47,230)
AST Growth Portfolio Class 3                              1.77%        5,417       (33,458)     --       --      (28,041)
AST Growth Portfolio Class 3                              1.80%          296        (3,136)     --       --       (2,840)
AST Growth Portfolio Class 3                              1.90%       13,218       (39,364)     --       --      (26,146)
AST Growth Portfolio Class 3                              1.97%          283        (1,474)     --       --       (1,191)
AST Growth Portfolio Class 3                              2.02%           80        (1,097)     --       --       (1,017)
AST Growth Portfolio Class 3                              2.15%       41,819        (1,232)     --       --       40,587
AST Multi-Asset Portfolio Class 3                         1.10%        4,869            --      --       --        4,869
AST Multi-Asset Portfolio Class 3                         1.35%        1,407            (7)     --       --        1,400
AST Multi-Asset Portfolio Class 3                         1.40%        2,118            (4)     --       --        2,114
AST Natural Resources Portfolio Class 1                   1.52%       35,324      (147,054)     --   (2,386)    (114,116)
AST Natural Resources Portfolio Class 1                   1.77%        1,336        (2,285)     --       --         (949)
AST Natural Resources Portfolio Class 2                   1.52%       10,366       (33,387)     --     (398)     (23,419)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
AST Natural Resources Portfolio Class 2                   1.72%         205        (2,648)      --       --     (2,443)
AST Natural Resources Portfolio Class 2                   1.77%       7,310       (10,818)      --       --     (3,508)
AST Natural Resources Portfolio Class 2                   1.97%          96           (14)      --       --         82
AST Natural Resources Portfolio Class 3                   1.10%       7,853          (500)      --       --      7,353
AST Natural Resources Portfolio Class 3                   1.15%     151,063       (76,674)      --     (610)    73,779
AST Natural Resources Portfolio Class 3                   1.30%     295,176      (157,469)   4,421       --    142,128
AST Natural Resources Portfolio Class 3                   1.35%       8,344          (288)      --       --      8,056
AST Natural Resources Portfolio Class 3                   1.40%      57,425       (39,978)      --       --     17,447
AST Natural Resources Portfolio Class 3                   1.52%     177,687      (263,900)   1,054     (401)   (85,560)
AST Natural Resources Portfolio Class 3                   1.55%     156,479       (60,589)      --       --     95,890
AST Natural Resources Portfolio Class 3                   1.65%     246,717       (94,427)      --       --    152,290
AST Natural Resources Portfolio Class 3                   1.70%       1,095        (1,095)      --       --         --
AST Natural Resources Portfolio Class 3                   1.72%      26,486       (59,325)      --       --    (32,839)
AST Natural Resources Portfolio Class 3                   1.77%      58,042       (51,504)      --       --      6,538
AST Natural Resources Portfolio Class 3                   1.80%       5,748       (17,421)      --       --    (11,673)
AST Natural Resources Portfolio Class 3                   1.90%     106,468      (107,623)      --       --     (1,155)
AST Natural Resources Portfolio Class 3                   1.95%       2,319       (27,529)      --       --    (25,210)
AST Natural Resources Portfolio Class 3                   1.97%       1,611        (3,301)      --       --     (1,690)
AST Natural Resources Portfolio Class 3                   2.02%       6,143        (4,333)      --       --      1,810
AST Natural Resources Portfolio Class 3                   2.05%          --        (2,673)      --       --     (2,673)
AST Natural Resources Portfolio Class 3                   2.15%      12,893        (1,621)      --       --     11,272
AST Natural Resources Portfolio Class 3                   2.17%         470        (3,147)      --       --     (2,677)
AST Natural Resources Portfolio Class 3                   2.30%         945        (9,045)      --       --     (8,100)
BLK Global Allocation VI Fund                             1.10%      45,276        (3,966)      --       --     41,310
BLK Global Allocation VI Fund                             1.35%      85,511           (59)      --       --     85,452
BLK Global Allocation VI Fund                             1.40%      88,904          (594)      --       --     88,310
BLK Global Allocation VI Fund                             1.70%         507            (8)      --       --        499
BLK iShares Alt Strategies VI Fund                        1.10%      37,747          (420)      --       --     37,327
BLK iShares Alt Strategies VI Fund                        1.35%      16,699          (142)      --       --     16,557
BLK iShares Alt Strategies VI Fund                        1.40%      13,464        (2,657)      --       --     10,807
BLK iShares Alt Strategies VI Fund                        1.70%          87           (64)      --       --         23
BLK iShares Dynamic Allocation VI Fund                    1.10%      20,027           (53)      --       --     19,974
BLK iShares Dynamic Allocation VI Fund                    1.35%          --            --       --       --         --
BLK iShares Dynamic Allocation VI Fund                    1.40%       9,903            --       --       --      9,903
BLK iShares Dynamic Allocation VI Fund                    1.70%         589            --       --       --        589
BLK iShares Dynamic Fixed Income VI Fund                  1.10%       3,459            (8)      --       --      3,451
BLK iShares Dynamic Fixed Income VI Fund                  1.35%          --            --       --       --         --
BLK iShares Dynamic Fixed Income VI Fund                  1.40%       1,657           (75)      --       --      1,582
BLK iShares Equity Appreciation VI Fund                   1.10%       5,562            --       --       --      5,562
BLK iShares Equity Appreciation VI Fund                   1.35%          --            --       --       --         --
BLK iShares Equity Appreciation VI Fund                   1.40%       4,505            --       --       --      4,505
Columbia VP Asset Allocation Fund Class 1                 1.52%         703        (2,708)      --       --     (2,005)
Columbia VP Asset Allocation Fund Class 1                 1.77%           2          (128)      --       --       (126)
Columbia VP -Dividend Opportunity Fund Class 1            1.52%       4,140       (19,994)      --       --    (15,854)
Columbia VP -Dividend Opportunity Fund Class 1            1.77%         432          (744)      --       --       (312)
Columbia VP -Emerging Markets Bond Fund Class 2           1.10%         205            --       --       --        205
Columbia VP -Emerging Markets Bond Fund Class 2           1.35%          --            --       --       --         --
Columbia VP -Emerging Markets Bond Fund Class 2           1.70%           1            --       --       --          1
Columbia VP Income Opportunities Fund Class 1             1.52%      14,385       (68,573)     449       --    (53,739)
Columbia VP Income Opportunities Fund Class 1             1.72%       4,483       (54,087)      --       --    (49,604)
Columbia VP Income Opportunities Fund Class 1             1.77%       9,508       (17,728)      --       --     (8,220)
Columbia VP Income Opportunities Fund Class 1             1.97%         819        (1,221)      --       --       (402)
Columbia VP Income Opportunities Fund Class 1             2.02%           8           (11)      --       --         (3)
Columbia VP Income Opportunities Fund Class 1             2.17%          50           (37)      --       --         13
Columbia VP -Limited Duration Credit Fund Class 2         1.10%      13,356        (4,371)      --       --      8,985
Columbia VP -Limited Duration Credit Fund Class 2         1.35%         266          (266)      --       --         --
Columbia VP -Limited Duration Credit Fund Class 2         1.40%         484            (1)      --       --        483
Columbia VP Marsico 21st Century Fund Class 1             1.52%         305        (4,899)      --       --     (4,594)
Columbia VP Marsico 21st Century Fund Class 1             1.77%          24          (475)      --       --       (451)
Columbia VP Marsico Focused Equities Fund Class 1         1.52%      37,097      (183,871)   5,790       --   (140,984)
Columbia VP Marsico Focused Equities Fund Class 1         1.72%       8,219       (70,036)      --       --    (61,817)
Columbia VP Marsico Focused Equities Fund Class 1         1.77%       5,470       (20,235)      --       --    (14,765)
Columbia VP Marsico Focused Equities Fund Class 1         1.97%          95       (16,322)      --       --    (16,227)
Columbia VP Marsico Focused Equities Fund Class 1         2.02%          24          (278)      --       --       (254)
Columbia VP Marsico Focused Equities Fund Class 1         2.17%           4       (31,425)      --       --    (31,421)
Columbia VP Marsico Growth Fund Class 1                   1.52%         972       (24,875)      --       --    (23,903)
Columbia VP Marsico Growth Fund Class 1                   1.77%         239        (1,226)      --       --       (987)
Columbia VP Marsico International Opportunities Fund
  Class 2                                                 1.52%       2,401       (18,078)      --       --    (15,677)
Columbia VP Marsico International Opportunities Fund
  Class 2                                                 1.77%         156          (635)      --       --       (479)
Sterling Capital Select Equity VIF                        1.52%          --            --       --  (44,463)   (44,463)
Sterling Capital Select Equity VIF                        1.72%          --            --       --  (12,731)   (12,731)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity      Net
                                                         Expense  Accumulation    Units      Units   Units     Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- --------  ----------
Sterling Capital Select Equity VIF                        1.77%          --            --       --   (18,798)   (18,798)
Sterling Capital Select Equity VIF                        1.97%          --            --       --       (41)       (41)
Sterling Capital Special Opportunities VIF                1.52%          --            --       --  (313,443)  (313,443)
Sterling Capital Special Opportunities VIF                1.72%          --            --       --   (48,091)   (48,091)
Sterling Capital Special Opportunities VIF                1.77%          --            --       --   (64,225)   (64,225)
Sterling Capital Special Opportunities VIF                1.97%          --            --       --       (22)       (22)
Sterling Capital Special Opportunities VIF                2.02%          --            --       --    (4,209)    (4,209)
Sterling Capital Total Return Bond VIF                    1.52%          --            --       --  (361,328)  (361,328)
Sterling Capital Total Return Bond VIF                    1.72%          --            --       --   (28,104)   (28,104)
Sterling Capital Total Return Bond VIF                    1.77%          --            --       --   (50,974)   (50,974)
Sterling Capital Total Return Bond VIF                    1.97%          --            --       --       (25)       (25)
Columbia VP Mid Cap Growth Opportunity Fund Class 1       1.52%       1,653        (3,204)      --        --     (1,551)
Columbia VP Mid Cap Growth Opportunity Fund Class 1       1.77%          12          (764)      --        --       (752)
Columbia VP Mid Cap Growth Opportunity Fund Class 1       2.02%          --            --       --        --         --
Columbia VP Small Company Growth Fund Class 1             1.52%       1,078       (14,270)      --        --    (13,192)
Columbia VP Small Company Growth Fund Class 1             1.77%         139          (627)      --        --       (488)
Franklin Income Securities Fund Class 2                   1.10%      31,070        (2,083)      --        --     28,987
Franklin Income Securities Fund Class 2                   1.15%     217,175      (104,848)   1,375        --    113,702
Franklin Income Securities Fund Class 2                   1.30%     336,105      (346,119)   2,953        --     (7,061)
Franklin Income Securities Fund Class 2                   1.35%       7,858            --       --        --      7,858
Franklin Income Securities Fund Class 2                   1.40%     116,549       (34,060)      --        --     82,489
Franklin Income Securities Fund Class 2                   1.52%     218,916      (742,573)      --        --   (523,657)
Franklin Income Securities Fund Class 2                   1.55%     260,580      (223,842)      --        --     36,738
Franklin Income Securities Fund Class 2                   1.65%     256,925      (545,480)      --        --   (288,555)
Franklin Income Securities Fund Class 2                   1.77%      54,163      (169,722)      --        --   (115,559)
Franklin Income Securities Fund Class 2                   1.80%      10,535       (50,237)      --        --    (39,702)
Franklin Income Securities Fund Class 2                   1.90%     125,782      (311,979)      --        --   (186,197)
Franklin Income Securities Fund Class 2                   1.95%       2,135          (689)      --        --      1,446
Franklin Income Securities Fund Class 2                   2.02%         894        (2,081)      --        --     (1,187)
Franklin Income Securities Fund Class 2                   2.15%       8,093       (12,422)      --        --     (4,329)
Franklin Income Securities Fund Class 2                   2.17%       5,006       (22,828)      --        --    (17,822)
Franklin Income Securities Fund Class 2                   2.30%         448        (4,604)      --        --     (4,156)
Franklin Strategic Income VIP Fund                        1.10%      27,551            (2)      --        --     27,549
Franklin Strategic Income VIP Fund                        1.35%       2,076           (43)      --        --      2,033
Franklin Strategic Income VIP Fund                        1.40%      27,543          (378)      --        --     27,165
Franklin Strategic Income VIP Fund                        1.70%         577            --       --        --        577
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.10%         407            --       --        --        407
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.15%      98,972       (48,701)      --        --     50,271
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.30%      85,364      (224,614)      --        --   (139,250)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.35%       1,908            --       --        --      1,908
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.40%      53,932        (4,558)      --        --     49,374
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.52%     133,401      (377,194)      --        --   (243,793)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.55%      44,210       (57,301)      --        --    (13,091)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.65%      78,105       (85,283)      --        --     (7,178)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.77%      33,428      (106,121)      --        --    (72,693)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.80%      22,720       (16,904)      --        --      5,816
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.90%      60,495       (63,898)      --        --     (3,403)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.95%          47          (450)      --        --       (403)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 2.02%       2,370        (2,527)      --        --       (157)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 2.15%         324          (614)      --        --       (290)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 2.17%          51          (316)      --        --       (265)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 2.30%       1,347          (255)      --        --      1,092
GS VIT Global Markets Navigator Fd SVC                    1.10%       3,733           (40)      --        --      3,693
GS VIT Global Markets Navigator Fd SVC                    1.35%          --            --       --        --         --
GS VIT Global Markets Navigator Fd SVC                    1.70%         519            (3)      --        --        516
GS VIT Multi-Strategy Alt Port Advisor                    1.10%      36,898          (441)      --        --     36,457
GS VIT Multi-Strategy Alt Port Advisor                    1.35%       8,992           (91)      --        --      8,901
GS VIT Multi-Strategy Alt Port Advisor                    1.40%      11,098        (2,759)      --        --      8,339
GS VIT Multi-Strategy Alt Port Advisor                    1.70%          86           (64)      --        --         22
GS VIT Strategic Income Fund Advisor                      1.10%      12,387           (39)      --        --     12,348
GS VIT Strategic Income Fund Advisor                      1.35%       5,044            --       --        --      5,044
GS VIT Strategic Income Fund Advisor                      1.40%       1,437            --       --        --      1,437
Invesco V.I. Balanced-Risk Allocation Fd                  1.10%      16,849           (40)      --        --     16,809
Invesco V.I. Balanced-Risk Allocation Fd                  1.35%       7,387            --       --        --      7,387
Invesco V.I. Balanced-Risk Allocation Fd                  1.70%         525           (12)      --        --        513
Invesco VI American Franchise Fund Series II              1.10%       4,525          (883)      --        --      3,642
Invesco VI American Franchise Fund Series II              1.15%       3,492       (14,808)     187        --    (11,129)
Invesco VI American Franchise Fund Series II              1.30%      16,294       (35,143)      --        --    (18,849)
Invesco VI American Franchise Fund Series II              1.35%         842            --       --        --        842
Invesco VI American Franchise Fund Series II              1.40%      16,344        (2,887)      --        --     13,457
Invesco VI American Franchise Fund Series II              1.52%      37,989      (133,963)   6,595    (9,915)   (99,294)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
Invesco VI American Franchise Fund Series II              1.55%      16,113        (33,059)     --       --      (16,946)
Invesco VI American Franchise Fund Series II              1.65%      20,785         (8,441)     --       --       12,344
Invesco VI American Franchise Fund Series II              1.72%         520        (20,417)     --       --      (19,897)
Invesco VI American Franchise Fund Series II              1.77%       2,288        (20,707)     --       --      (18,419)
Invesco VI American Franchise Fund Series II              1.80%       1,971           (346)     --       --        1,625
Invesco VI American Franchise Fund Series II              1.90%      13,118         (9,923)     --       --        3,195
Invesco VI American Franchise Fund Series II              1.97%          --         (2,567)     --       --       (2,567)
Invesco VI American Franchise Fund Series II              2.02%          15           (101)     --       --          (86)
Invesco VI American Franchise Fund Series II              2.05%          --           (707)     --       --         (707)
Invesco VI American Franchise Fund Series II              2.15%       5,316         (5,352)     --       --          (36)
Invesco VI American Franchise Fund Series II              2.30%          --            (67)     --       --          (67)
Invesco VI Comstock Fund Series II                        1.10%      52,201         (1,782)     --       --       50,419
Invesco VI Comstock Fund Series II                        1.15%     157,639       (109,968)  1,558       --       49,229
Invesco VI Comstock Fund Series II                        1.30%     515,225       (415,767)  2,787       --      102,245
Invesco VI Comstock Fund Series II                        1.35%      10,705            (81)     --       --       10,624
Invesco VI Comstock Fund Series II                        1.40%     106,035        (25,929)     --       --       80,106
Invesco VI Comstock Fund Series II                        1.52%     550,922     (1,592,638)    374   (3,988)  (1,045,330)
Invesco VI Comstock Fund Series II                        1.55%     231,647       (207,224)     --       --       24,423
Invesco VI Comstock Fund Series II                        1.65%     278,254       (290,772)     --      (20)     (12,538)
Invesco VI Comstock Fund Series II                        1.70%       9,825           (637)     --       --        9,188
Invesco VI Comstock Fund Series II                        1.72%      24,682       (122,643)     --       --      (97,961)
Invesco VI Comstock Fund Series II                        1.77%     158,641       (341,368)     --       --     (182,727)
Invesco VI Comstock Fund Series II                        1.80%      19,889        (22,211)     --       --       (2,322)
Invesco VI Comstock Fund Series II                        1.90%     145,829       (166,661)     --       --      (20,832)
Invesco VI Comstock Fund Series II                        1.95%       6,199        (14,254)     --       --       (8,055)
Invesco VI Comstock Fund Series II                        1.97%       2,121        (11,795)     --       --       (9,674)
Invesco VI Comstock Fund Series II                        2.02%       2,155         (4,653)     --       --       (2,498)
Invesco VI Comstock Fund Series II                        2.05%          --         (1,072)     --       --       (1,072)
Invesco VI Comstock Fund Series II                        2.15%       2,802         (2,276)     --       --          526
Invesco VI Comstock Fund Series II                        2.17%       1,353        (36,707)     --       --      (35,354)
Invesco VI Comstock Fund Series II                        2.30%       1,373         (6,208)     --       --       (4,835)
Invesco VI Growth and Income Fund Series II               1.10%      63,177         (1,808)     --       --       61,369
Invesco VI Growth and Income Fund Series II               1.15%     170,543       (140,843)  3,938       --       33,638
Invesco VI Growth and Income Fund Series II               1.30%     469,006       (482,781)     --       --      (13,775)
Invesco VI Growth and Income Fund Series II               1.35%       9,400            (96)     --       --        9,304
Invesco VI Growth and Income Fund Series II               1.40%     111,539        (62,387)     --       --       49,152
Invesco VI Growth and Income Fund Series II               1.52%     548,964     (2,113,191)     --  (12,969)  (1,577,196)
Invesco VI Growth and Income Fund Series II               1.55%     230,217       (263,032)     --       --      (32,815)
Invesco VI Growth and Income Fund Series II               1.65%     264,488       (395,428)     --      (77)    (131,017)
Invesco VI Growth and Income Fund Series II               1.70%      11,400            (52)     --       --       11,348
Invesco VI Growth and Income Fund Series II               1.72%      57,411       (253,418)     --       --     (196,007)
Invesco VI Growth and Income Fund Series II               1.77%     191,061       (496,449)     --       --     (305,388)
Invesco VI Growth and Income Fund Series II               1.80%      20,493        (27,684)     --       --       (7,191)
Invesco VI Growth and Income Fund Series II               1.90%     167,799       (243,830)     --       --      (76,031)
Invesco VI Growth and Income Fund Series II               1.95%       5,151         (8,167)     --       --       (3,016)
Invesco VI Growth and Income Fund Series II               1.97%       2,142         (8,799)     --       --       (6,657)
Invesco VI Growth and Income Fund Series II               2.02%       2,777         (9,165)     --       --       (6,388)
Invesco VI Growth and Income Fund Series II               2.05%          --           (298)     --       --         (298)
Invesco VI Growth and Income Fund Series II               2.15%       1,724         (3,455)     --       --       (1,731)
Invesco VI Growth and Income Fund Series II               2.17%         734         (9,353)     --       --       (8,619)
Invesco VI Growth and Income Fund Series II               2.30%       1,339         (9,164)     --       --       (7,825)
Ivy Funds VIP Asset Strategy                              1.10%      26,018           (179)     --       --       25,839
Ivy Funds VIP Asset Strategy                              1.35%          --             --      --       --           --
Ivy Funds VIP Asset Strategy                              1.40%       6,049           (509)     --       --        5,540
Lord Abbett Fundamental Equity                            1.10%      17,272            (18)     --       --       17,254
Lord Abbett Fundamental Equity                            1.35%          --             --      --       --           --
Lord Abbett Growth and Income Portfolio Class VC          1.10%       2,221             --      --       --        2,221
Lord Abbett Growth and Income Portfolio Class VC          1.15%      91,292        (61,143)  4,768       --       34,917
Lord Abbett Growth and Income Portfolio Class VC          1.30%     120,790       (239,970)     --       --     (119,180)
Lord Abbett Growth and Income Portfolio Class VC          1.35%       1,687             --      --       --        1,687
Lord Abbett Growth and Income Portfolio Class VC          1.40%      64,901        (31,945)     --       --       32,956
Lord Abbett Growth and Income Portfolio Class VC          1.52%     245,879     (1,297,196)     --  (27,493)  (1,078,810)
Lord Abbett Growth and Income Portfolio Class VC          1.55%      67,957       (129,999)     --       --      (62,042)
Lord Abbett Growth and Income Portfolio Class VC          1.65%     152,031       (183,763)     --      (59)     (31,791)
Lord Abbett Growth and Income Portfolio Class VC          1.70%         499             (9)     --       --          490
Lord Abbett Growth and Income Portfolio Class VC          1.72%       8,773       (103,533)     --       --      (94,760)
Lord Abbett Growth and Income Portfolio Class VC          1.77%      96,677       (320,738)     --       --     (224,061)
Lord Abbett Growth and Income Portfolio Class VC          1.80%       5,745        (18,231)     --       --      (12,486)
Lord Abbett Growth and Income Portfolio Class VC          1.90%      80,759       (135,637)     --       --      (54,878)
Lord Abbett Growth and Income Portfolio Class VC          1.95%       3,368         (2,421)     --       --          947
Lord Abbett Growth and Income Portfolio Class VC          1.97%         935         (3,462)     --       --       (2,527)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity      Net
                                                         Expense  Accumulation    Units      Units   Units     Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- --------  ----------
Lord Abbett Growth and Income Portfolio Class VC          2.02%       2,726        (7,554)      --        --     (4,828)
Lord Abbett Growth and Income Portfolio Class VC          2.05%          --          (146)      --        --       (146)
Lord Abbett Growth and Income Portfolio Class VC          2.15%         934        (3,617)      --        --     (2,683)
Lord Abbett Growth and Income Portfolio Class VC          2.17%         217        (4,195)      --        --     (3,978)
Lord Abbett Growth and Income Portfolio Class VC          2.30%         568        (3,032)      --        --     (2,464)
Lord Abbett Mid Cap Stock Portfolio Class VC              1.52%      17,510      (150,807)      --    (3,188)  (136,485)
Lord Abbett Mid Cap Stock Portfolio Class VC              1.77%         226        (5,420)      --        --     (5,194)
Lord Abbett Series Fund Bond Debenture                    1.10%      29,205        (2,079)      --        --     27,126
Lord Abbett Series Fund Bond Debenture                    1.35%       8,640            --       --        --      8,640
Lord Abbett Series Fund Bond Debenture                    1.40%       7,331            --       --        --      7,331
Lord Abbett Series Fund Bond Debenture                    1.70%       2,074            --       --        --      2,074
Lord Abbett Series Fund Short Duration                    1.10%      51,011        (8,398)      --        --     42,613
Lord Abbett Series Fund Short Duration                    1.35%       9,683          (260)      --        --      9,423
Lord Abbett Series Fund Short Duration                    1.40%      38,830            --       --        --     38,830
Lord Abbett Series Fund Short Duration                    1.70%         505            --       --        --        505
Morgan Stanley UIF Global Infrastructure                  1.10%      22,248          (111)      --        --     22,137
Morgan Stanley UIF Global Infrastructure                  1.35%      16,110          (266)      --        --     15,844
Morgan Stanley UIF Global Infrastructure                  1.40%       8,966        (2,123)      --        --      6,843
Morgan Stanley UIF Global Infrastructure                  1.70%       1,044        (1,023)      --        --         21
Neuberger Berman AMT Absolute Return Multi Mngr
  Portfolio                                               1.10%      37,680          (358)      --        --     37,322
Neuberger Berman AMT Absolute Return Multi Mngr
  Portfolio                                               1.35%       9,145           (88)      --        --      9,057
Neuberger Berman AMT Absolute Return Multi Mngr
  Portfolio                                               1.40%       7,506        (2,633)      --        --      4,873
Neuberger Berman AMT Absolute Return Multi Mngr
  Portfolio                                               1.70%          87           (65)      --        --         22
PIMCO All Asset Portfolio                                 1.10%       1,558            --       --        --      1,558
PIMCO All Asset Portfolio                                 1.35%          --            --       --        --         --
PIMCO All Asset Portfolio                                 1.40%         519            --       --        --        519
PIMCO Emerging Markets Bond Portfolio                     1.10%         900            --       --        --        900
PIMCO Emerging Markets Bond Portfolio                     1.35%         455           (41)      --        --        414
PIMCO Emerging Markets Bond Portfolio                     1.40%       3,030            --       --        --      3,030
PIMCO Unconstrained Bond Portfolio                        1.10%      16,915        (3,750)      --        --     13,165
PIMCO Unconstrained Bond Portfolio                        1.35%      11,526          (456)      --        --     11,070
PIMCO Unconstrained Bond Portfolio                        1.40%      16,722        (4,230)      --        --     12,492
PIMCO Unconstrained Bond Portfolio                        1.70%         619           (41)      --        --        578
Principal Diversified International Account Class 1       1.40%      20,152       (21,762)      --   (19,252)   (20,862)
Principal Diversified International Account Class 1       1.55%          96          (133)      --        --        (37)
Principal Diversified International Account Class 1       1.80%         579           (64)      --        --        515
Principal Diversified International Account Class 2       1.55%         739        (3,917)      --        --     (3,178)
Principal Diversified International Account Class 2       1.70%         176        (3,381)      --        --     (3,205)
Principal Diversified International Account Class 2       1.95%          --            --       --        --         --
Principal Equity Income Account Class 1                   1.40%      17,510      (143,409)      --   (15,889)  (141,788)
Principal Equity Income Account Class 1                   1.55%       3,849       (20,529)      --        --    (16,680)
Principal Equity Income Account Class 1                   1.80%         410        (8,316)      --        --     (7,906)
Principal Equity Income Account Class 2                   1.52%       5,011       (34,240)      --        --    (29,229)
Principal Equity Income Account Class 2                   1.55%       9,113       (61,893)      --        --    (52,780)
Principal Equity Income Account Class 2                   1.70%         204        (4,988)      --        --     (4,784)
Principal Equity Income Account Class 2                   1.77%         560        (1,638)      --        --     (1,078)
Principal Equity Income Account Class 2                   1.95%         312        (3,456)      --        --     (3,144)
Principal Government & High Quality Bond Class 1          1.40%       8,459       (17,759)   1,172        --     (8,128)
Principal Government & High Quality Bond Class 1          1.55%          --          (684)      --        --       (684)
Principal Government & High Quality Bond Class 1          1.80%          62        (5,488)      --        --     (5,426)
Principal Government & High Quality Bond Class 2          1.55%         284        (7,289)      --        --     (7,005)
Principal Government & High Quality Bond Class 2          1.70%          --          (107)      --        --       (107)
Principal Government & High Quality Bond Class 2          1.95%         551            (4)      --        --        547
Principal Income Account Class 1                          1.40%       2,808       (42,650)      --      (235)   (40,077)
Principal Income Account Class 1                          1.55%       1,109        (9,510)      --        --     (8,401)
Principal Income Account Class 1                          1.80%         401        (5,289)      --        --     (4,888)
Principal Income Account Class 2                          1.55%         416       (33,241)      --   (18,283)   (51,108)
Principal Income Account Class 2                          1.70%         557          (876)      --        --       (319)
Principal Income Account Class 2                          1.95%          --          (230)      --        --       (230)
Principal LargeCap Blend Account II Class 1               1.40%          --            --       --  (137,355)  (137,355)
Principal LargeCap Blend Account II Class 1               1.55%          --            --       --   (24,873)   (24,873)
Principal LargeCap Blend Account II Class 1               1.80%          --            --       --   (19,405)   (19,405)
Principal LargeCap Blend Account II Class 2               1.55%          --            --       --   (54,925)   (54,925)
Principal LargeCap Blend Account II Class 2               1.70%          --            --       --   (10,285)   (10,285)
Principal LargeCap Blend Account II Class 2               1.95%          --            --       --    (1,409)    (1,409)
Principal LargeCap Growth Account Class 1                 1.40%         157        (2,769)      --        --     (2,612)
Principal LargeCap Growth Account Class 1                 1.55%         192        (2,765)      --        --     (2,573)
Principal LargeCap Growth Account Class 1                 1.80%          --       (18,853)      --        --    (18,853)
Principal LargeCap Growth Account Class 2                 1.55%         565          (877)      --        --       (312)
Principal LargeCap Growth Account Class 2                 1.70%          18        (2,446)      --        --     (2,428)
Principal LargeCap Growth Account Class 2                 1.95%          --            (1)      --        --         (1)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
Principal Money Market Account Class 1                    1.40%      55,350       (78,538)     --      (143)   (23,331)
Principal Money Market Account Class 1                    1.55%          --        (4,542)     --        --     (4,542)
Principal Money Market Account Class 1                    1.80%          --          (732)     --        --       (732)
Principal Money Market Account Class 2                    1.55%     120,490      (131,595)     --    (7,569)   (18,674)
Principal Money Market Account Class 2                    1.70%       8,575        (9,564)     --        --       (989)
Principal Money Market Account Class 2                    1.95%          --          (142)     --        --       (142)
Principal PVC Capital Appreciation Account Class 1        1.40%      79,080       (46,905)     --   (12,581)    19,594
Principal PVC Capital Appreciation Account Class 1        1.55%      14,600       (18,877)     --        --     (4,277)
Principal PVC Capital Appreciation Account Class 1        1.80%       9,545        (5,841)     --        --      3,704
Principal PVC MidCap Blend Acct Class 1                   1.40%         347        (8,967)    134        --     (8,486)
Principal PVC MidCap Blend Acct Class 1                   1.55%         140          (553)     --        --       (413)
Principal PVC MidCap Blend Acct Class 1                   1.80%           4        (5,638)     --        --     (5,634)
Principal PVC MidCap Blend Acct Class 2                   1.55%       6,467        (3,145)     --        --      3,322
Principal PVC MidCap Blend Acct Class 2                   1.70%          12           (71)     --        --        (59)
Principal PVC MidCap Blend Acct Class 2                   1.95%          --          (389)     --        --       (389)
Principal PVC Principal Capital Appreciation Account
  Class 2                                                 1.55%      28,487       (13,392)     --        --     15,095
Principal PVC Principal Capital Appreciation Account
  Class 2                                                 1.70%       3,160        (9,186)     --        --     (6,026)
Principal PVC Principal Capital Appreciation Account
  Class 2                                                 1.95%         932            (2)     --        --        930
Principal PVC SmallCap Blend Account Class 1              1.40%      29,794        (1,351)    103        --     28,546
Principal PVC SmallCap Blend Account Class 1              1.55%      11,825          (404)     --        --     11,421
Principal PVC SmallCap Blend Account Class 1              1.80%      24,287           (19)     --        --     24,268
Principal Real Estate Securities Account Class 1          1.40%         692        (5,798)     --        --     (5,106)
Principal Real Estate Securities Account Class 1          1.55%         173          (207)     --        --        (34)
Principal Real Estate Securities Account Class 1          1.80%          --            (1)     --        --         (1)
Principal Real Estate Securities Account Class 2          1.55%          51        (1,593)     --        --     (1,542)
Principal Real Estate Securities Account Class 2          1.70%         123          (201)     --        --        (78)
Principal SAM Balanced Portfolio Class 1                  1.40%       4,463      (210,498)     --    (2,884)  (208,919)
Principal SAM Balanced Portfolio Class 1                  1.52%       4,169        (9,587)     --        --     (5,418)
Principal SAM Balanced Portfolio Class 1                  1.55%       4,251       (53,429)     --        --    (49,178)
Principal SAM Balanced Portfolio Class 1                  1.77%         186       (21,449)     --        --    (21,263)
Principal SAM Balanced Portfolio Class 1                  1.80%         256       (29,647)     --        --    (29,391)
Principal SAM Balanced Portfolio Class 2                  1.52%      80,035      (150,611)     --        --    (70,576)
Principal SAM Balanced Portfolio Class 2                  1.55%      21,343      (138,215)     --    (6,666)  (123,538)
Principal SAM Balanced Portfolio Class 2                  1.70%       3,586       (67,436)     --        --    (63,850)
Principal SAM Balanced Portfolio Class 2                  1.77%         306       (12,363)     --        --    (12,057)
Principal SAM Balanced Portfolio Class 2                  1.95%          --       (14,664)     --        --    (14,664)
Principal SAM Conservative Balanced Portfolio Class 1     1.40%         796       (16,787)     --      (924)   (16,915)
Principal SAM Conservative Balanced Portfolio Class 1     1.55%           3        (3,768)     --        --     (3,765)
Principal SAM Conservative Balanced Portfolio Class 1     1.80%           1        (8,559)     --        --     (8,558)
Principal SAM Conservative Balanced Portfolio Class 2     1.52%          40        (1,297)     --        --     (1,257)
Principal SAM Conservative Balanced Portfolio Class 2     1.55%      43,188       (70,257)     --        --    (27,069)
Principal SAM Conservative Balanced Portfolio Class 2     1.70%          35       (42,315)     --        --    (42,280)
Principal SAM Conservative Balanced Portfolio Class 2     1.77%          --            --      --        --         --
Principal SAM Conservative Balanced Portfolio Class 2     1.95%         462       (13,240)     --        --    (12,778)
Principal SAM Conservative Growth Portfolio Class 1       1.40%       6,229       (93,478)     --    (5,017)   (92,266)
Principal SAM Conservative Growth Portfolio Class 1       1.52%       1,222        (6,313)     --        --     (5,091)
Principal SAM Conservative Growth Portfolio Class 1       1.55%       2,016       (27,358)     --        --    (25,342)
Principal SAM Conservative Growth Portfolio Class 1       1.77%       3,637       (26,958)     --        --    (23,321)
Principal SAM Conservative Growth Portfolio Class 1       1.80%       1,513       (33,219)     --        --    (31,706)
Principal SAM Conservative Growth Portfolio Class 2       1.52%      42,766       (77,718)     --        --    (34,952)
Principal SAM Conservative Growth Portfolio Class 2       1.55%         752       (59,539)     --        --    (58,787)
Principal SAM Conservative Growth Portfolio Class 2       1.70%         227       (35,072)     --        --    (34,845)
Principal SAM Conservative Growth Portfolio Class 2       1.77%       5,514        (3,666)     --        --      1,848
Principal SAM Conservative Growth Portfolio Class 2       1.95%          --       (10,090)     --        --    (10,090)
Principal SAM Flexible Income Portfolio Class 1           1.40%       1,270       (40,757)     --    (4,591)   (44,078)
Principal SAM Flexible Income Portfolio Class 1           1.55%         468        (3,889)     --        --     (3,421)
Principal SAM Flexible Income Portfolio Class 1           1.80%          18        (4,202)     --        --     (4,184)
Principal SAM Flexible Income Portfolio Class 2           1.52%          83        (2,009)     --        --     (1,926)
Principal SAM Flexible Income Portfolio Class 2           1.55%      18,576       (81,475)     --   (13,992)   (76,891)
Principal SAM Flexible Income Portfolio Class 2           1.70%         488        (7,732)     --        --     (7,244)
Principal SAM Flexible Income Portfolio Class 2           1.95%         406        (5,165)     --        --     (4,759)
Principal SAM Strategic Growth Portfolio Class 1          1.40%      53,526       (47,642)     --    (4,011)     1,873
Principal SAM Strategic Growth Portfolio Class 1          1.52%       4,424        (1,409)     --        --      3,015
Principal SAM Strategic Growth Portfolio Class 1          1.55%      17,934       (21,185)     --        --     (3,251)
Principal SAM Strategic Growth Portfolio Class 1          1.77%         132           (85)     --        --         47
Principal SAM Strategic Growth Portfolio Class 1          1.80%          19       (25,040)     --        --    (25,021)
Principal SAM Strategic Growth Portfolio Class 2          1.52%       9,884       (35,496)     --        --    (25,612)
Principal SAM Strategic Growth Portfolio Class 2          1.55%         543       (27,748)     --        --    (27,205)
Principal SAM Strategic Growth Portfolio Class 2          1.70%          28       (22,761)     --        --    (22,733)
Principal SAM Strategic Growth Portfolio Class 2          1.77%       2,356       (19,483)     --        --    (17,127)
Principal SAM Strategic Growth Portfolio Class 2          1.95%      10,399       (21,214)     --        --    (10,815)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
Principal Short-Term Income Account Class 1               1.40%         155        (9,579)      --     (458)    (9,882)
Principal Short-Term Income Account Class 1               1.55%          --        (1,069)      --       --     (1,069)
Principal Short-Term Income Account Class 1               1.80%          --        (1,641)      --       --     (1,641)
Principal Short-Term Income Account Class 2               1.55%          --       (13,132)      --       --    (13,132)
Principal Short-Term Income Account Class 2               1.70%         166          (285)      --       --       (119)
Principal Short-Term Income Account Class 2               1.95%          --            (5)      --       --         (5)
PVC SmallCap Blend Account Class 2                        1.55%      27,286        (1,461)      --       --     25,825
PVC SmallCap Blend Account Class 2                        1.70%       9,328          (248)      --       --      9,080
PVC SmallCap Blend Account Class 2                        1.95%       1,757            --       --       --      1,757
Principal SmallCap Value Account I Class 1                1.40%          --            --       --   (9,004)    (9,004)
Principal SmallCap Value Account I Class 1                1.55%          --            --       --   (1,122)    (1,122)
Principal SmallCap Value Account I Class 1                1.80%          --            --       --   (1,794)    (1,794)
Principal SmallCap Value Account I Class 2                1.55%          --            --       --   (4,975)    (4,975)
Principal SmallCap Value Account I Class 2                1.70%          --            --       --   (4,054)    (4,054)
SAST Aggressive Growth Portfolio Class 1                  1.52%      63,030      (167,723)      --  (14,320)  (119,013)
SAST Aggressive Growth Portfolio Class 1                  1.77%         145        (4,475)      --       --     (4,330)
SAST Aggressive Growth Portfolio Class 2                  1.52%      14,794       (15,887)      12       --     (1,081)
SAST Aggressive Growth Portfolio Class 2                  1.72%          16          (242)      --       --       (226)
SAST Aggressive Growth Portfolio Class 2                  1.77%         675        (1,557)      --       --       (882)
SAST Aggressive Growth Portfolio Class 2                  1.97%          --          (259)      --       --       (259)
SAST Aggressive Growth Portfolio Class 3                  1.10%       2,240            --       --       --      2,240
SAST Aggressive Growth Portfolio Class 3                  1.15%      39,790       (11,352)      --       --     28,438
SAST Aggressive Growth Portfolio Class 3                  1.30%     160,212       (76,625)      --       --     83,587
SAST Aggressive Growth Portfolio Class 3                  1.35%         300          (300)      --       --         --
SAST Aggressive Growth Portfolio Class 3                  1.40%      27,924       (11,593)      --       --     16,331
SAST Aggressive Growth Portfolio Class 3                  1.52%      48,743      (131,170)     710       --    (81,717)
SAST Aggressive Growth Portfolio Class 3                  1.55%      17,003       (18,557)      --       --     (1,554)
SAST Aggressive Growth Portfolio Class 3                  1.65%      96,047       (96,517)      --       --       (470)
SAST Aggressive Growth Portfolio Class 3                  1.72%       1,399        (9,046)      --       --     (7,647)
SAST Aggressive Growth Portfolio Class 3                  1.77%       9,873       (19,987)      --       --    (10,114)
SAST Aggressive Growth Portfolio Class 3                  1.80%      30,634        (7,922)      --       --     22,712
SAST Aggressive Growth Portfolio Class 3                  1.90%      23,594       (32,116)      --       --     (8,522)
SAST Aggressive Growth Portfolio Class 3                  1.95%          --            --       --       --         --
SAST Aggressive Growth Portfolio Class 3                  1.97%          21        (1,244)      --       --     (1,223)
SAST Aggressive Growth Portfolio Class 3                  2.02%          37           (66)      --       --        (29)
SAST Aggressive Growth Portfolio Class 3                  2.15%         364          (703)      --       --       (339)
SAST Aggressive Growth Portfolio Class 3                  2.17%          59           (55)      --       --          4
SAST Aggressive Growth Portfolio Class 3                  2.30%          --        (1,430)      --       --     (1,430)
SAST Alliance Growth Portfolio Class 1                    1.52%     108,518      (503,438)      --  (19,046)  (413,966)
SAST Alliance Growth Portfolio Class 1                    1.77%         584        (6,471)      --       --     (5,887)
SAST Alliance Growth Portfolio Class 2                    1.40%         302        (1,239)      --      (20)      (957)
SAST Alliance Growth Portfolio Class 2                    1.52%       5,573       (52,564)      --     (789)   (47,780)
SAST Alliance Growth Portfolio Class 2                    1.55%       1,173        (1,077)      --       --         96
SAST Alliance Growth Portfolio Class 2                    1.70%          --          (211)      --       --       (211)
SAST Alliance Growth Portfolio Class 2                    1.72%       1,078        (1,587)      --       --       (509)
SAST Alliance Growth Portfolio Class 2                    1.77%       1,253        (8,257)      --       --     (7,004)
SAST Alliance Growth Portfolio Class 2                    1.80%          --            (5)      --       --         (5)
SAST Alliance Growth Portfolio Class 2                    1.97%          --          (309)      --       --       (309)
SAST Alliance Growth Portfolio Class 3                    1.10%      15,514          (126)      --       --     15,388
SAST Alliance Growth Portfolio Class 3                    1.15%      74,931       (34,635)   3,153       --     43,449
SAST Alliance Growth Portfolio Class 3                    1.30%     248,706      (120,813)      --       --    127,893
SAST Alliance Growth Portfolio Class 3                    1.35%         266          (266)      --       --         --
SAST Alliance Growth Portfolio Class 3                    1.40%      20,930       (15,283)      --       --      5,647
SAST Alliance Growth Portfolio Class 3                    1.52%      47,832      (258,736)      --     (952)  (211,856)
SAST Alliance Growth Portfolio Class 3                    1.55%     111,585       (18,308)      --       --     93,277
SAST Alliance Growth Portfolio Class 3                    1.65%     105,439       (83,103)      --       --     22,336
SAST Alliance Growth Portfolio Class 3                    1.72%       9,425       (76,124)      --       --    (66,699)
SAST Alliance Growth Portfolio Class 3                    1.77%       7,784       (24,626)      --       --    (16,842)
SAST Alliance Growth Portfolio Class 3                    1.80%          --        (3,535)      --       --     (3,535)
SAST Alliance Growth Portfolio Class 3                    1.90%      79,502       (20,647)      --       --     58,855
SAST Alliance Growth Portfolio Class 3                    1.95%       2,506          (412)      --       --      2,094
SAST Alliance Growth Portfolio Class 3                    1.97%       1,458        (2,600)      --       --     (1,142)
SAST Alliance Growth Portfolio Class 3                    2.02%         111          (535)      --       --       (424)
SAST Alliance Growth Portfolio Class 3                    2.15%      15,307        (6,541)      --       --      8,766
SAST Alliance Growth Portfolio Class 3                    2.17%          --          (175)      --       --       (175)
SAST Alliance Growth Portfolio Class 3                    2.30%          --            --       --       --         --
SAST American Funds Asset Allocation Portfolio Class 3    1.10%      34,759        (8,355)      --       --     26,404
SAST American Funds Asset Allocation Portfolio Class 3    1.15%     498,645      (213,958)   1,472       --    286,159
SAST American Funds Asset Allocation Portfolio Class 3    1.30%     324,291      (238,595)   2,923       --     88,619
SAST American Funds Asset Allocation Portfolio Class 3    1.35%      19,064           (17)      --       --     19,047
SAST American Funds Asset Allocation Portfolio Class 3    1.40%      80,299       (50,146)      --       --     30,153

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST American Funds Asset Allocation Portfolio Class 3    1.52%      215,428      (414,830)     --      --      (199,402)
SAST American Funds Asset Allocation Portfolio Class 3    1.55%      422,853      (252,775)     --      --       170,078
SAST American Funds Asset Allocation Portfolio Class 3    1.65%      831,601      (415,278)     --      --       416,323
SAST American Funds Asset Allocation Portfolio Class 3    1.70%        9,796            --      --      --         9,796
SAST American Funds Asset Allocation Portfolio Class 3    1.72%           39          (927)     --      --          (888)
SAST American Funds Asset Allocation Portfolio Class 3    1.77%      147,785      (241,744)     --      --       (93,959)
SAST American Funds Asset Allocation Portfolio Class 3    1.80%      231,422       (19,283)     --      --       212,139
SAST American Funds Asset Allocation Portfolio Class 3    1.90%    1,220,088      (195,018)     --      --     1,025,070
SAST American Funds Asset Allocation Portfolio Class 3    1.95%           88        (1,445)     --      --        (1,357)
SAST American Funds Asset Allocation Portfolio Class 3    1.97%           --          (160)     --      --          (160)
SAST American Funds Asset Allocation Portfolio Class 3    2.02%        1,322        (7,543)     --      --        (6,221)
SAST American Funds Asset Allocation Portfolio Class 3    2.15%        2,325        (4,645)     --      --        (2,320)
SAST American Funds Asset Allocation Portfolio Class 3    2.17%            8           (31)     --      --           (23)
SAST American Funds Asset Allocation Portfolio Class 3    2.30%       11,307          (129)     --      --        11,178
SAST American Funds Global Growth Portfolio Class 3       1.10%      101,003        (7,196)     --      --        93,807
SAST American Funds Global Growth Portfolio Class 3       1.15%      249,542      (213,605)  5,498      --        41,435
SAST American Funds Global Growth Portfolio Class 3       1.30%      456,136      (884,283)     --      --      (428,147)
SAST American Funds Global Growth Portfolio Class 3       1.35%       11,923           (71)     --      --        11,852
SAST American Funds Global Growth Portfolio Class 3       1.40%       92,954       (89,745)     --      --         3,209
SAST American Funds Global Growth Portfolio Class 3       1.52%      283,975    (1,810,554)     --    (110)   (1,526,689)
SAST American Funds Global Growth Portfolio Class 3       1.55%      245,688      (448,711)     --      --      (203,023)
SAST American Funds Global Growth Portfolio Class 3       1.65%      325,511      (612,963)     --     (29)     (287,481)
SAST American Funds Global Growth Portfolio Class 3       1.70%        4,899           (15)     --      --         4,884
SAST American Funds Global Growth Portfolio Class 3       1.72%          217        (5,636)     --      --        (5,419)
SAST American Funds Global Growth Portfolio Class 3       1.77%       98,131      (810,288)     --      --      (712,157)
SAST American Funds Global Growth Portfolio Class 3       1.80%       13,915       (55,699)     --      --       (41,784)
SAST American Funds Global Growth Portfolio Class 3       1.90%      136,783      (368,430)     --      --      (231,647)
SAST American Funds Global Growth Portfolio Class 3       1.95%          624       (15,219)     --      --       (14,595)
SAST American Funds Global Growth Portfolio Class 3       1.97%           --           (45)     --      --           (45)
SAST American Funds Global Growth Portfolio Class 3       2.02%          924       (11,320)     --      --       (10,396)
SAST American Funds Global Growth Portfolio Class 3       2.05%           --        (3,241)     --      --        (3,241)
SAST American Funds Global Growth Portfolio Class 3       2.15%       10,218       (21,488)     --      --       (11,270)
SAST American Funds Global Growth Portfolio Class 3       2.17%          402       (25,868)     --      --       (25,466)
SAST American Funds Global Growth Portfolio Class 3       2.30%        1,546       (16,465)     --      --       (14,919)
SAST American Funds Growth Portfolio Class 3              1.10%      123,149        (8,172)     --      --       114,977
SAST American Funds Growth Portfolio Class 3              1.15%      342,594      (206,195)  5,547      --       141,946
SAST American Funds Growth Portfolio Class 3              1.30%      409,121      (507,136)     --      --       (98,015)
SAST American Funds Growth Portfolio Class 3              1.35%       14,209          (117)     --      --        14,092
SAST American Funds Growth Portfolio Class 3              1.40%      335,860       (43,661)     --      --       292,199
SAST American Funds Growth Portfolio Class 3              1.52%      247,376    (1,444,917)     --     (40)   (1,197,581)
SAST American Funds Growth Portfolio Class 3              1.55%      217,877      (232,682)     --      --       (14,805)
SAST American Funds Growth Portfolio Class 3              1.65%      481,479      (382,393)     --     (10)       99,076
SAST American Funds Growth Portfolio Class 3              1.70%        2,652           (14)     --      --         2,638
SAST American Funds Growth Portfolio Class 3              1.72%          819       (11,121)     --      --       (10,302)
SAST American Funds Growth Portfolio Class 3              1.77%       73,403      (574,236)     --      --      (500,833)
SAST American Funds Growth Portfolio Class 3              1.80%       27,462       (66,931)     --      --       (39,469)
SAST American Funds Growth Portfolio Class 3              1.90%      501,776      (271,516)     --      --       230,260
SAST American Funds Growth Portfolio Class 3              1.95%          272       (14,485)     --      --       (14,213)
SAST American Funds Growth Portfolio Class 3              2.02%        1,099       (32,498)     --      --       (31,399)
SAST American Funds Growth Portfolio Class 3              2.05%           --          (962)     --      --          (962)
SAST American Funds Growth Portfolio Class 3              2.15%        6,768       (14,394)     --      --        (7,626)
SAST American Funds Growth Portfolio Class 3              2.17%           72       (20,023)     --      --       (19,951)
SAST American Funds Growth Portfolio Class 3              2.30%          252       (28,131)     --      --       (27,879)
SAST American Funds Growth-Income Portfolio Class 3       1.10%       73,855        (8,732)     --      --        65,123
SAST American Funds Growth-Income Portfolio Class 3       1.15%      386,326      (216,999)  4,084      --       173,411
SAST American Funds Growth-Income Portfolio Class 3       1.30%      455,453      (329,824)     --      --       125,629
SAST American Funds Growth-Income Portfolio Class 3       1.35%        8,380           (16)     --      --         8,364
SAST American Funds Growth-Income Portfolio Class 3       1.40%       91,062       (69,484)     --      --        21,578
SAST American Funds Growth-Income Portfolio Class 3       1.52%      269,301    (1,237,346)     --     (14)     (968,059)
SAST American Funds Growth-Income Portfolio Class 3       1.55%      193,778      (200,955)     --      --        (7,177)
SAST American Funds Growth-Income Portfolio Class 3       1.65%      264,696      (222,996)     --     (23)       41,677
SAST American Funds Growth-Income Portfolio Class 3       1.70%        2,244           (19)     --      --         2,225
SAST American Funds Growth-Income Portfolio Class 3       1.72%          305        (7,321)     --      --        (7,016)
SAST American Funds Growth-Income Portfolio Class 3       1.77%       66,159      (381,216)     --      --      (315,057)
SAST American Funds Growth-Income Portfolio Class 3       1.80%       12,579       (12,469)     --      --           110
SAST American Funds Growth-Income Portfolio Class 3       1.90%       99,536      (126,695)     --      --       (27,159)
SAST American Funds Growth-Income Portfolio Class 3       1.95%        1,187       (12,867)     --      --       (11,680)
SAST American Funds Growth-Income Portfolio Class 3       2.02%        2,819       (22,272)     --      --       (19,453)
SAST American Funds Growth-Income Portfolio Class 3       2.05%           --          (884)     --      --          (884)
SAST American Funds Growth-Income Portfolio Class 3       2.15%        1,004        (4,092)     --      --        (3,088)
SAST American Funds Growth-Income Portfolio Class 3       2.17%          136       (17,519)     --      --       (17,383)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SAST American Funds Growth-Income Portfolio Class 3       2.30%          76        (7,148)      --       --     (7,072)
SAST Balanced Portfolio Class 1                           1.52%     129,027      (264,490)      --  (11,647)  (147,110)
SAST Balanced Portfolio Class 1                           1.77%       8,147       (13,402)      --       --     (5,255)
SAST Balanced Portfolio Class 2                           1.52%       9,787       (50,334)      25   (3,532)   (44,054)
SAST Balanced Portfolio Class 2                           1.72%         465        (4,496)      --       --     (4,031)
SAST Balanced Portfolio Class 2                           1.77%         610        (4,459)      --       --     (3,849)
SAST Balanced Portfolio Class 2                           1.97%          --          (141)      --       --       (141)
SAST Balanced Portfolio Class 3                           1.10%       6,110          (253)      --       --      5,857
SAST Balanced Portfolio Class 3                           1.15%     213,647      (156,549)   2,832       --     59,930
SAST Balanced Portfolio Class 3                           1.30%     231,431      (289,324)      --       --    (57,893)
SAST Balanced Portfolio Class 3                           1.35%      10,379           (19)      --       --     10,360
SAST Balanced Portfolio Class 3                           1.40%      63,369       (21,394)      --       --     41,975
SAST Balanced Portfolio Class 3                           1.52%     254,866      (348,751)      --       --    (93,885)
SAST Balanced Portfolio Class 3                           1.55%     128,080      (180,077)      --       --    (51,997)
SAST Balanced Portfolio Class 3                           1.65%     147,524      (126,192)      --       --     21,332
SAST Balanced Portfolio Class 3                           1.70%         506           (24)      --       --        482
SAST Balanced Portfolio Class 3                           1.72%      37,908       (32,399)      --       --      5,509
SAST Balanced Portfolio Class 3                           1.77%      48,629       (32,084)      --       --     16,545
SAST Balanced Portfolio Class 3                           1.80%      18,692       (38,195)      --       --    (19,503)
SAST Balanced Portfolio Class 3                           1.90%      62,788       (22,519)      --       --     40,269
SAST Balanced Portfolio Class 3                           1.95%         953        (3,764)      --       --     (2,811)
SAST Balanced Portfolio Class 3                           1.97%          11        (7,018)      --       --     (7,007)
SAST Balanced Portfolio Class 3                           2.02%         216          (867)      --       --       (651)
SAST Balanced Portfolio Class 3                           2.15%      22,979       (26,829)      --       --     (3,850)
SAST Balanced Portfolio Class 3                           2.30%      10,802          (357)      --       --     10,445
SAST Blue Chip Growth Portfolio Class 1                   1.52%     114,695      (167,237)      --  (10,204)   (62,746)
SAST Blue Chip Growth Portfolio Class 1                   1.77%         148       (11,647)      --       --    (11,499)
SAST Blue Chip Growth Portfolio Class 2                   1.52%      15,681       (34,154)      --       --    (18,473)
SAST Blue Chip Growth Portfolio Class 2                   1.72%       8,947          (903)      --       --      8,044
SAST Blue Chip Growth Portfolio Class 2                   1.77%         230        (2,797)      --       --     (2,567)
SAST Blue Chip Growth Portfolio Class 2                   1.97%          --          (523)      --       --       (523)
SAST Blue Chip Growth Portfolio Class 3                   1.10%      27,258          (888)      --       --     26,370
SAST Blue Chip Growth Portfolio Class 3                   1.15%      82,579       (36,278)      --     (294)    46,007
SAST Blue Chip Growth Portfolio Class 3                   1.30%     226,906      (161,111)      --       --     65,795
SAST Blue Chip Growth Portfolio Class 3                   1.35%       4,039           (42)      --       --      3,997
SAST Blue Chip Growth Portfolio Class 3                   1.40%      58,025       (15,361)      --       --     42,664
SAST Blue Chip Growth Portfolio Class 3                   1.52%     411,795      (703,410)      --      (23)  (291,638)
SAST Blue Chip Growth Portfolio Class 3                   1.55%     120,781       (92,816)      --       --     27,965
SAST Blue Chip Growth Portfolio Class 3                   1.65%     177,059       (94,136)      --      (10)    82,913
SAST Blue Chip Growth Portfolio Class 3                   1.70%       2,628           (15)      --       --      2,613
SAST Blue Chip Growth Portfolio Class 3                   1.72%      33,990       (28,806)      --       --      5,184
SAST Blue Chip Growth Portfolio Class 3                   1.77%      61,819      (225,351)      --       --   (163,532)
SAST Blue Chip Growth Portfolio Class 3                   1.80%      18,161       (53,156)      --       --    (34,995)
SAST Blue Chip Growth Portfolio Class 3                   1.90%      85,613       (70,472)      --       --     15,141
SAST Blue Chip Growth Portfolio Class 3                   1.95%       9,339        (2,681)      --       --      6,658
SAST Blue Chip Growth Portfolio Class 3                   1.97%         255        (2,526)      --       --     (2,271)
SAST Blue Chip Growth Portfolio Class 3                   2.02%       1,973        (5,975)      --       --     (4,002)
SAST Blue Chip Growth Portfolio Class 3                   2.05%          --           (83)      --       --        (83)
SAST Blue Chip Growth Portfolio Class 3                   2.15%       9,342        (7,552)      --       --      1,790
SAST Blue Chip Growth Portfolio Class 3                   2.17%          93        (6,889)      --       --     (6,796)
SAST Blue Chip Growth Portfolio Class 3                   2.30%         409        (3,304)      --       --     (2,895)
SAST Capital Growth Portfolio Class 1                     1.52%      40,001       (78,145)      --   (6,051)   (44,195)
SAST Capital Growth Portfolio Class 1                     1.77%         194        (1,529)      --       --     (1,335)
SAST Capital Growth Portfolio Class 2                     1.52%       2,913       (11,321)      --       --     (8,408)
SAST Capital Growth Portfolio Class 2                     1.72%           3        (6,324)      --       --     (6,321)
SAST Capital Growth Portfolio Class 2                     1.77%         208          (693)      --       --       (485)
SAST Capital Growth Portfolio Class 2                     1.97%          --          (142)      --       --       (142)
SAST Capital Growth Portfolio Class 3                     1.10%      16,095          (902)      --       --     15,193
SAST Capital Growth Portfolio Class 3                     1.15%      21,496       (17,210)   1,905       --      6,191
SAST Capital Growth Portfolio Class 3                     1.30%      53,235        (6,972)      --       --     46,263
SAST Capital Growth Portfolio Class 3                     1.35%       3,790          (105)      --       --      3,685
SAST Capital Growth Portfolio Class 3                     1.40%      13,818        (5,585)      --       --      8,233
SAST Capital Growth Portfolio Class 3                     1.52%      68,897      (444,281)      --      (86)  (375,470)
SAST Capital Growth Portfolio Class 3                     1.55%      37,573        (7,991)      --       --     29,582
SAST Capital Growth Portfolio Class 3                     1.65%      18,973       (17,078)      --      (29)     1,866
SAST Capital Growth Portfolio Class 3                     1.70%       3,887           (22)      --       --      3,865
SAST Capital Growth Portfolio Class 3                     1.72%      16,814       (63,482)      --       --    (46,668)
SAST Capital Growth Portfolio Class 3                     1.77%      36,937      (145,418)      --       --   (108,481)
SAST Capital Growth Portfolio Class 3                     1.80%       1,162       (42,304)      --       --    (41,142)
SAST Capital Growth Portfolio Class 3                     1.90%      23,508       (28,096)      --       --     (4,588)
SAST Capital Growth Portfolio Class 3                     1.95%         168          (552)      --       --       (384)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Capital Growth Portfolio Class 3                     1.97%           890         (469)     --       --          421
SAST Capital Growth Portfolio Class 3                     2.02%           440       (5,291)     --       --       (4,851)
SAST Capital Growth Portfolio Class 3                     2.15%         6,506       (6,608)     --       --         (102)
SAST Capital Growth Portfolio Class 3                     2.17%            --           --      --       --           --
SAST Cash Management Portfolio Class 1                    1.52%     2,076,489   (2,522,461)     --   (5,430)    (451,402)
SAST Cash Management Portfolio Class 1                    1.77%        98,185     (149,158)     --       --      (50,973)
SAST Cash Management Portfolio Class 2                    1.52%       195,854     (285,098)     --   (6,238)     (95,482)
SAST Cash Management Portfolio Class 2                    1.72%         6,587         (120)     --       --        6,467
SAST Cash Management Portfolio Class 2                    1.77%        56,460      (61,659)     --       --       (5,199)
SAST Cash Management Portfolio Class 2                    1.97%             2       (1,250)     --       --       (1,248)
SAST Cash Management Portfolio Class 3                    1.10%       110,351      (10,414)     --       --       99,937
SAST Cash Management Portfolio Class 3                    1.15%     2,014,327   (1,539,913)     --   (2,459)     471,955
SAST Cash Management Portfolio Class 3                    1.30%    11,869,561  (10,650,890)     --       --    1,218,671
SAST Cash Management Portfolio Class 3                    1.35%        32,592       (2,790)     --       --       29,802
SAST Cash Management Portfolio Class 3                    1.40%       101,611      (85,056)     --       --       16,555
SAST Cash Management Portfolio Class 3                    1.52%     4,594,551   (4,555,403) 35,293       --       74,441
SAST Cash Management Portfolio Class 3                    1.55%     2,064,942   (2,015,349)     --       --       49,593
SAST Cash Management Portfolio Class 3                    1.65%     6,243,640   (5,796,036)     --       --      447,604
SAST Cash Management Portfolio Class 3                    1.72%       806,694     (704,131)     --       --      102,563
SAST Cash Management Portfolio Class 3                    1.77%       726,125     (654,890)     --       --       71,235
SAST Cash Management Portfolio Class 3                    1.80%       165,624     (110,729)     --       --       54,895
SAST Cash Management Portfolio Class 3                    1.90%     2,042,161   (1,912,145)     --       --      130,016
SAST Cash Management Portfolio Class 3                    1.95%       140,263     (129,332)     --       --       10,931
SAST Cash Management Portfolio Class 3                    1.97%        51,601      (48,359)     --       --        3,242
SAST Cash Management Portfolio Class 3                    2.02%         8,302       (8,808)     --       --         (506)
SAST Cash Management Portfolio Class 3                    2.15%       127,181     (135,183)     --       --       (8,002)
SAST Cash Management Portfolio Class 3                    2.17%       117,176         (280)     --       --      116,896
SAST Cash Management Portfolio Class 3                    2.30%           707       (2,623)     --       --       (1,916)
SAST Corporate Bond Portfolio Class 1                     1.52%       112,054     (383,163)     --  (27,947)    (299,056)
SAST Corporate Bond Portfolio Class 1                     1.77%         2,425      (11,140)     --       --       (8,715)
SAST Corporate Bond Portfolio Class 2                     1.52%        30,885      (75,563)     --  (31,360)     (76,038)
SAST Corporate Bond Portfolio Class 2                     1.72%           993       (6,478)     --       --       (5,485)
SAST Corporate Bond Portfolio Class 2                     1.77%         1,690      (20,509)     --       --      (18,819)
SAST Corporate Bond Portfolio Class 2                     1.97%            83         (575)     --       --         (492)
SAST Corporate Bond Portfolio Class 3                     1.10%        94,478       (9,400)     --       --       85,078
SAST Corporate Bond Portfolio Class 3                     1.15%       353,736     (245,628)  3,822       --      111,930
SAST Corporate Bond Portfolio Class 3                     1.30%     1,571,612   (1,066,022)     --       --      505,590
SAST Corporate Bond Portfolio Class 3                     1.35%        34,325         (380)     --       --       33,945
SAST Corporate Bond Portfolio Class 3                     1.40%       140,675      (63,866)     --       --       76,809
SAST Corporate Bond Portfolio Class 3                     1.52%       550,686   (1,748,688)     --   (1,520)  (1,199,522)
SAST Corporate Bond Portfolio Class 3                     1.55%       417,300     (392,228)     --       --       25,072
SAST Corporate Bond Portfolio Class 3                     1.65%       838,196     (758,806)     --      (93)      79,297
SAST Corporate Bond Portfolio Class 3                     1.70%        10,454         (910)     --       --        9,544
SAST Corporate Bond Portfolio Class 3                     1.72%        52,836     (290,792)     --       --     (237,956)
SAST Corporate Bond Portfolio Class 3                     1.77%       175,205     (481,350)     --       --     (306,145)
SAST Corporate Bond Portfolio Class 3                     1.80%        34,707      (48,504)     --       --      (13,797)
SAST Corporate Bond Portfolio Class 3                     1.90%       423,702     (431,102)     --       --       (7,400)
SAST Corporate Bond Portfolio Class 3                     1.95%         2,021       (6,087)     --       --       (4,066)
SAST Corporate Bond Portfolio Class 3                     1.97%         4,155      (16,959)     --       --      (12,804)
SAST Corporate Bond Portfolio Class 3                     2.02%         6,666      (20,915)     --       --      (14,249)
SAST Corporate Bond Portfolio Class 3                     2.05%            --         (204)     --       --         (204)
SAST Corporate Bond Portfolio Class 3                     2.15%         9,936      (41,041)     --       --      (31,105)
SAST Corporate Bond Portfolio Class 3                     2.17%           600       (5,888)     --       --       (5,288)
SAST Corporate Bond Portfolio Class 3                     2.30%         1,131      (12,256)     --       --      (11,125)
SA Legg Mason BW Large Cap Value Class 1                  1.52%        61,018     (981,238)     --  (46,148)    (966,368)
SA Legg Mason BW Large Cap Value Class 1                  1.77%           411      (34,779)     --       --      (34,368)
SA Legg Mason BW Large Cap Value Class 2                  1.40%           245       (4,887)     --       --       (4,642)
SA Legg Mason BW Large Cap Value Class 2                  1.52%         7,254     (138,712)     50   (4,369)    (135,777)
SA Legg Mason BW Large Cap Value Class 2                  1.55%           120       (1,036)     --       --         (916)
SA Legg Mason BW Large Cap Value Class 2                  1.72%           878       (4,633)     --       --       (3,755)
SA Legg Mason BW Large Cap Value Class 2                  1.77%         2,080      (19,407)     --       --      (17,327)
SA Legg Mason BW Large Cap Value Class 2                  1.80%            --          (11)     --       --          (11)
SA Legg Mason BW Large Cap Value Class 2                  1.97%            74       (1,016)     --       --         (942)
SA Legg Mason BW Large Cap Value Class 3                  1.10%        40,709       (1,313)     --       --       39,396
SA Legg Mason BW Large Cap Value Class 3                  1.15%       175,540     (145,590)  2,082       --       32,032
SA Legg Mason BW Large Cap Value Class 3                  1.30%       269,690     (497,447)     --      (15)    (227,772)
SA Legg Mason BW Large Cap Value Class 3                  1.35%         6,014          (74)     --       --        5,940
SA Legg Mason BW Large Cap Value Class 3                  1.40%        84,090      (54,274)     --       --       29,816
SA Legg Mason BW Large Cap Value Class 3                  1.52%       102,773     (857,318)  1,177   (1,270)    (754,638)
SA Legg Mason BW Large Cap Value Class 3                  1.55%       181,778     (231,228)     --       --      (49,450)
SA Legg Mason BW Large Cap Value Class 3                  1.65%       141,567     (318,699)     --      (22)    (177,154)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SA Legg Mason BW Large Cap Value Class 3                  1.70%         5,310          (29)     --       --        5,281
SA Legg Mason BW Large Cap Value Class 3                  1.72%        15,950     (192,747)     --       --     (176,797)
SA Legg Mason BW Large Cap Value Class 3                  1.77%        25,710     (160,557)     --       --     (134,847)
SA Legg Mason BW Large Cap Value Class 3                  1.80%        43,291      (36,656)     --       --        6,635
SA Legg Mason BW Large Cap Value Class 3                  1.90%        89,244     (174,466)     --       --      (85,222)
SA Legg Mason BW Large Cap Value Class 3                  1.95%           619      (12,307)     --       --      (11,688)
SA Legg Mason BW Large Cap Value Class 3                  1.97%         1,480      (10,826)     --       --       (9,346)
SA Legg Mason BW Large Cap Value Class 3                  2.02%           525       (4,509)     --       --       (3,984)
SA Legg Mason BW Large Cap Value Class 3                  2.05%            --       (4,202)     --       --       (4,202)
SA Legg Mason BW Large Cap Value Class 3                  2.15%           316       (6,212)     --       --       (5,896)
SA Legg Mason BW Large Cap Value Class 3                  2.17%            66       (2,518)     --       --       (2,452)
SA Legg Mason BW Large Cap Value Class 3                  2.30%           244       (6,466)     --       --       (6,222)
SAST Dogs of Wall Street Portfolio Class 1                1.52%        44,168     (141,326)     --  (11,764)    (108,922)
SAST Dogs of Wall Street Portfolio Class 1                1.77%         1,653       (5,406)     --       --       (3,753)
SAST Dogs of Wall Street Portfolio Class 2                1.52%         7,549      (36,206)     --   (2,599)     (31,256)
SAST Dogs of Wall Street Portfolio Class 2                1.72%           123         (187)     --       --          (64)
SAST Dogs of Wall Street Portfolio Class 2                1.77%           396      (12,811)     --       --      (12,415)
SAST Dogs of Wall Street Portfolio Class 2                1.97%           105         (120)     --       --          (15)
SAST Dogs of Wall Street Portfolio Class 3                1.10%        42,820       (2,691)     --       --       40,129
SAST Dogs of Wall Street Portfolio Class 3                1.15%        59,470      (41,617)     70       --       17,923
SAST Dogs of Wall Street Portfolio Class 3                1.30%       231,799     (360,726)     --       --     (128,927)
SAST Dogs of Wall Street Portfolio Class 3                1.35%        17,776         (725)     --       --       17,051
SAST Dogs of Wall Street Portfolio Class 3                1.40%        67,627      (11,454)     --       --       56,173
SAST Dogs of Wall Street Portfolio Class 3                1.52%       131,436     (346,116)     --       --     (214,680)
SAST Dogs of Wall Street Portfolio Class 3                1.55%        98,049      (72,727)     --       --       25,322
SAST Dogs of Wall Street Portfolio Class 3                1.65%       211,917     (126,843)     --       --       85,074
SAST Dogs of Wall Street Portfolio Class 3                1.70%         5,401         (900)     --       --        4,501
SAST Dogs of Wall Street Portfolio Class 3                1.72%         9,859      (36,976)     --       --      (27,117)
SAST Dogs of Wall Street Portfolio Class 3                1.77%        36,627      (75,259)     --       --      (38,632)
SAST Dogs of Wall Street Portfolio Class 3                1.80%        41,043      (19,298)     --       --       21,745
SAST Dogs of Wall Street Portfolio Class 3                1.90%        48,973      (48,769)     --       --          204
SAST Dogs of Wall Street Portfolio Class 3                1.95%         4,881       (2,730)     --       --        2,151
SAST Dogs of Wall Street Portfolio Class 3                1.97%             1       (1,203)     --       --       (1,202)
SAST Dogs of Wall Street Portfolio Class 3                2.02%           166       (2,193)     --       --       (2,027)
SAST Dogs of Wall Street Portfolio Class 3                2.15%           232       (1,441)     --       --       (1,209)
SAST Dogs of Wall Street Portfolio Class 3                2.17%            22          (78)     --       --          (56)
SAST Dogs of Wall Street Portfolio Class 3                2.30%            68           (4)     --       --           64
SAST Dynamic Allocation Portfolio Class 3                 1.10%       111,824         (533)     --       --      111,291
SAST Dynamic Allocation Portfolio Class 3                 1.15%    20,407,660   (3,425,693)     --     (403)  16,981,564
SAST Dynamic Allocation Portfolio Class 3                 1.30%    90,349,610  (19,354,704)  2,085       --   70,996,991
SAST Dynamic Allocation Portfolio Class 3                 1.35%            --           --      --       --           --
SAST Dynamic Allocation Portfolio Class 3                 1.40%     2,437,524     (653,684)     --       --    1,783,840
SAST Dynamic Allocation Portfolio Class 3                 1.52%       678,500   (1,073,765)     --       --     (395,265)
SAST Dynamic Allocation Portfolio Class 3                 1.55%    22,874,438   (5,772,219)     --       --   17,102,219
SAST Dynamic Allocation Portfolio Class 3                 1.65%    34,911,758  (11,891,795)     --       --   23,019,963
SAST Dynamic Allocation Portfolio Class 3                 1.70%           513           (3)     --       --          510
SAST Dynamic Allocation Portfolio Class 3                 1.72%         4,056      (29,967)     --       --      (25,911)
SAST Dynamic Allocation Portfolio Class 3                 1.77%       387,142     (290,839)     --       --       96,303
SAST Dynamic Allocation Portfolio Class 3                 1.80%     2,049,237     (632,644)     --       --    1,416,593
SAST Dynamic Allocation Portfolio Class 3                 1.90%     7,349,501   (4,802,420)     --     (448)   2,546,633
SAST Dynamic Allocation Portfolio Class 3                 1.95%           192       (1,343)     --       --       (1,151)
SAST Dynamic Allocation Portfolio Class 3                 2.02%           529       (8,903)     --       --       (8,374)
SAST Dynamic Allocation Portfolio Class 3                 2.15%       157,022     (428,518)     --       --     (271,496)
SAST Dynamic Allocation Portfolio Class 3                 2.30%            --           --      --       --           --
SAST Emerging Markets Portfolio Class 1                   1.52%        92,012     (259,234)     --   (3,911)    (171,133)
SAST Emerging Markets Portfolio Class 1                   1.77%         1,991         (793)     --       --        1,198
SAST Emerging Markets Portfolio Class 2                   1.52%        16,142      (44,488)     --     (541)     (28,887)
SAST Emerging Markets Portfolio Class 2                   1.72%           168         (328)     --       --         (160)
SAST Emerging Markets Portfolio Class 2                   1.77%         4,008       (7,021)     --       --       (3,013)
SAST Emerging Markets Portfolio Class 2                   1.97%           554         (351)     --       --          203
SAST Emerging Markets Portfolio Class 3                   1.10%        48,719         (716)     --       --       48,003
SAST Emerging Markets Portfolio Class 3                   1.15%       166,977      (58,458)  2,280       --      110,799
SAST Emerging Markets Portfolio Class 3                   1.30%       385,063     (172,300)     --       --      212,763
SAST Emerging Markets Portfolio Class 3                   1.35%         3,586          (23)     --       --        3,563
SAST Emerging Markets Portfolio Class 3                   1.40%       104,764      (32,633)     --       --       72,131
SAST Emerging Markets Portfolio Class 3                   1.52%       415,867     (649,852)     --      (52)    (234,037)
SAST Emerging Markets Portfolio Class 3                   1.55%       154,821      (85,917)     --       --       68,904
SAST Emerging Markets Portfolio Class 3                   1.65%       248,330     (174,060)     --      (17)      74,253
SAST Emerging Markets Portfolio Class 3                   1.70%         2,661           (9)     --       --        2,652
SAST Emerging Markets Portfolio Class 3                   1.72%        42,890     (101,575)     --     (986)     (59,671)
SAST Emerging Markets Portfolio Class 3                   1.77%       151,148     (181,508)     --       --      (30,360)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Emerging Markets Portfolio Class 3                   1.80%      39,066        (28,548)     --       --       10,518
SAST Emerging Markets Portfolio Class 3                   1.90%     141,424        (82,329)     --       --       59,095
SAST Emerging Markets Portfolio Class 3                   1.95%       9,159         (7,249)     --       --        1,910
SAST Emerging Markets Portfolio Class 3                   1.97%       1,931         (5,814)     --       --       (3,883)
SAST Emerging Markets Portfolio Class 3                   2.02%       4,285         (7,210)     --       --       (2,925)
SAST Emerging Markets Portfolio Class 3                   2.05%          --           (124)     --       --         (124)
SAST Emerging Markets Portfolio Class 3                   2.15%      22,927         (3,167)     --       --       19,760
SAST Emerging Markets Portfolio Class 3                   2.17%         705        (12,123)     --       --      (11,418)
SAST Emerging Markets Portfolio Class 3                   2.30%       1,164         (4,133)     --       --       (2,969)
SAST Equity Opportunities Portfolio Class 1               1.52%      28,851       (146,522)     --   (8,143)    (125,814)
SAST Equity Opportunities Portfolio Class 1               1.77%         344         (6,694)     --       --       (6,350)
SAST Equity Opportunities Portfolio Class 2               1.52%       2,590        (15,916)     --   (1,175)     (14,501)
SAST Equity Opportunities Portfolio Class 2               1.72%          14           (655)     --       --         (641)
SAST Equity Opportunities Portfolio Class 2               1.77%         114         (7,693)     --       --       (7,579)
SAST Equity Opportunities Portfolio Class 2               1.97%          14           (210)     --       --         (196)
SAST Equity Opportunities Portfolio Class 3               1.10%      23,943         (1,329)     --       --       22,614
SAST Equity Opportunities Portfolio Class 3               1.15%      27,358        (14,440)     --     (313)      12,605
SAST Equity Opportunities Portfolio Class 3               1.30%     121,023       (127,322)     --       --       (6,299)
SAST Equity Opportunities Portfolio Class 3               1.35%       3,975            (94)     --       --        3,881
SAST Equity Opportunities Portfolio Class 3               1.40%      27,946         (8,381)     --       --       19,565
SAST Equity Opportunities Portfolio Class 3               1.52%      44,598       (162,880)     --     (591)    (118,873)
SAST Equity Opportunities Portfolio Class 3               1.55%      49,366        (20,787)     --       --       28,579
SAST Equity Opportunities Portfolio Class 3               1.65%      55,533        (42,382)     --       --       13,151
SAST Equity Opportunities Portfolio Class 3               1.70%       5,066            (21)     --       --        5,045
SAST Equity Opportunities Portfolio Class 3               1.72%       5,364        (24,352)     --       --      (18,988)
SAST Equity Opportunities Portfolio Class 3               1.77%      21,060        (28,603)     --       --       (7,543)
SAST Equity Opportunities Portfolio Class 3               1.80%       8,144         (5,534)     --       --        2,610
SAST Equity Opportunities Portfolio Class 3               1.90%      44,492        (27,961)     --       --       16,531
SAST Equity Opportunities Portfolio Class 3               1.95%          56         (2,543)     --       --       (2,487)
SAST Equity Opportunities Portfolio Class 3               1.97%          97         (5,192)     --       --       (5,095)
SAST Equity Opportunities Portfolio Class 3               2.02%         143           (437)     --       --         (294)
SAST Equity Opportunities Portfolio Class 3               2.15%       6,268         (6,305)     --       --          (37)
SAST Equity Opportunities Portfolio Class 3               2.17%          --             --      --       --           --
SAST Equity Opportunities Portfolio Class 3               2.30%          17            (51)     --       --          (34)
SAST Foreign Value Portfolio Class 2                      1.52%      29,590       (167,539)     --   (6,296)    (144,245)
SAST Foreign Value Portfolio Class 2                      1.72%         515         (1,123)     --       --         (608)
SAST Foreign Value Portfolio Class 2                      1.77%       4,298        (17,536)     --       --      (13,238)
SAST Foreign Value Portfolio Class 2                      1.97%       1,194           (428)     --       --          766
SAST Foreign Value Portfolio Class 3                      1.10%      22,720           (696)     --       --       22,024
SAST Foreign Value Portfolio Class 3                      1.15%     269,770       (210,397)  1,167       --       60,540
SAST Foreign Value Portfolio Class 3                      1.30%     960,519       (947,322)  2,878       --       16,075
SAST Foreign Value Portfolio Class 3                      1.35%       4,597            (39)     --       --        4,558
SAST Foreign Value Portfolio Class 3                      1.40%     163,861        (68,302)     --       --       95,559
SAST Foreign Value Portfolio Class 3                      1.52%     708,114     (1,776,799)     --   (2,357)  (1,071,042)
SAST Foreign Value Portfolio Class 3                      1.55%     405,917       (500,311)     --       --      (94,394)
SAST Foreign Value Portfolio Class 3                      1.65%     552,988       (704,640)     --      (37)    (151,689)
SAST Foreign Value Portfolio Class 3                      1.70%       5,293            (25)     --       --        5,268
SAST Foreign Value Portfolio Class 3                      1.72%      46,307       (182,252)     --       --     (135,945)
SAST Foreign Value Portfolio Class 3                      1.77%     207,331       (516,275)     --       --     (308,944)
SAST Foreign Value Portfolio Class 3                      1.80%      67,947        (73,772)     --       --       (5,825)
SAST Foreign Value Portfolio Class 3                      1.90%     268,591       (381,088)     --       --     (112,497)
SAST Foreign Value Portfolio Class 3                      1.95%       8,521        (12,347)     --       --       (3,826)
SAST Foreign Value Portfolio Class 3                      1.97%       2,277         (8,656)     --       --       (6,379)
SAST Foreign Value Portfolio Class 3                      2.02%       3,499         (7,283)     --       --       (3,784)
SAST Foreign Value Portfolio Class 3                      2.05%          --         (2,360)     --       --       (2,360)
SAST Foreign Value Portfolio Class 3                      2.15%      38,590        (36,618)     --       --        1,972
SAST Foreign Value Portfolio Class 3                      2.17%       1,334        (12,158)     --       --      (10,824)
SAST Foreign Value Portfolio Class 3                      2.30%       3,171        (14,748)     --       --      (11,577)
SAST Fundamental Growth Portfolio Class 1                 1.52%      17,835       (211,781)     --   (8,631)    (202,577)
SAST Fundamental Growth Portfolio Class 1                 1.77%          31         (5,027)     --       --       (4,996)
SAST Fundamental Growth Portfolio Class 2                 1.52%         303         (9,159)     11       --       (8,845)
SAST Fundamental Growth Portfolio Class 2                 1.72%           3         (2,419)     --       --       (2,416)
SAST Fundamental Growth Portfolio Class 2                 1.77%          88         (2,805)     --       --       (2,717)
SAST Fundamental Growth Portfolio Class 2                 1.97%          25           (202)     --       --         (177)
SAST Fundamental Growth Portfolio Class 3                 1.15%      19,277        (26,469)  3,005       --       (4,187)
SAST Fundamental Growth Portfolio Class 3                 1.30%      18,837        (29,037)     --       --      (10,200)
SAST Fundamental Growth Portfolio Class 3                 1.35%          --             --      --       --           --
SAST Fundamental Growth Portfolio Class 3                 1.40%      15,255        (11,690)     --       --        3,565
SAST Fundamental Growth Portfolio Class 3                 1.52%      35,060       (273,232)     --      (66)    (238,238)
SAST Fundamental Growth Portfolio Class 3                 1.55%      17,892         (5,417)     --       --       12,475
SAST Fundamental Growth Portfolio Class 3                 1.65%      33,943        (45,439)     --      (49)     (11,545)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SAST Fundamental Growth Portfolio Class 3                 1.72%       5,237       (25,258)      --       --    (20,021)
SAST Fundamental Growth Portfolio Class 3                 1.77%      15,558       (88,982)      --       --    (73,424)
SAST Fundamental Growth Portfolio Class 3                 1.80%       5,751       (42,016)      --       --    (36,265)
SAST Fundamental Growth Portfolio Class 3                 1.90%       8,637       (39,415)      --       --    (30,778)
SAST Fundamental Growth Portfolio Class 3                 1.95%          --            (1)      --       --         (1)
SAST Fundamental Growth Portfolio Class 3                 1.97%          56          (282)      --       --       (226)
SAST Fundamental Growth Portfolio Class 3                 2.02%         249        (3,533)      --       --     (3,284)
SAST Fundamental Growth Portfolio Class 3                 2.15%          --          (152)      --       --       (152)
SAST Fundamental Growth Portfolio Class 3                 2.17%          --          (125)      --       --       (125)
SAST Fundamental Growth Portfolio Class 3                 2.30%          10           (63)      --       --        (53)
SAST Global Bond Portfolio Class 1                        1.52%      60,629      (242,008)      --   (7,648)  (189,027)
SAST Global Bond Portfolio Class 1                        1.77%       2,379        (3,723)      --       --     (1,344)
SAST Global Bond Portfolio Class 2                        1.52%       8,959       (65,737)     415       --    (56,363)
SAST Global Bond Portfolio Class 2                        1.72%       1,516        (6,273)      --       --     (4,757)
SAST Global Bond Portfolio Class 2                        1.77%       5,750       (15,304)      --       --     (9,554)
SAST Global Bond Portfolio Class 2                        1.97%          13           (69)      --       --        (56)
SAST Global Bond Portfolio Class 3                        1.10%      37,774        (3,812)      --       --     33,962
SAST Global Bond Portfolio Class 3                        1.15%     306,539      (246,117)   1,377       --     61,799
SAST Global Bond Portfolio Class 3                        1.30%     813,671      (618,402)      --      (26)   195,243
SAST Global Bond Portfolio Class 3                        1.35%      15,235          (100)      --       --     15,135
SAST Global Bond Portfolio Class 3                        1.40%     111,365       (73,520)      --       --     37,845
SAST Global Bond Portfolio Class 3                        1.52%     311,989      (789,438)     151   (1,678)  (478,976)
SAST Global Bond Portfolio Class 3                        1.55%     319,152      (302,175)      --       --     16,977
SAST Global Bond Portfolio Class 3                        1.65%     384,845      (455,487)      --      (17)   (70,659)
SAST Global Bond Portfolio Class 3                        1.70%       2,975           (31)      --       --      2,944
SAST Global Bond Portfolio Class 3                        1.72%      39,121       (74,946)      --       --    (35,825)
SAST Global Bond Portfolio Class 3                        1.77%      99,205      (246,453)      --       --   (147,248)
SAST Global Bond Portfolio Class 3                        1.80%      37,720       (56,395)      --       --    (18,675)
SAST Global Bond Portfolio Class 3                        1.90%     233,364      (250,958)      --       --    (17,594)
SAST Global Bond Portfolio Class 3                        1.95%       1,368        (2,871)      --       --     (1,503)
SAST Global Bond Portfolio Class 3                        1.97%         317        (4,550)      --       --     (4,233)
SAST Global Bond Portfolio Class 3                        2.02%       1,687        (2,860)      --       --     (1,173)
SAST Global Bond Portfolio Class 3                        2.05%          --        (1,524)      --       --     (1,524)
SAST Global Bond Portfolio Class 3                        2.15%       7,816       (15,862)      --       --     (8,046)
SAST Global Bond Portfolio Class 3                        2.17%      16,289        (2,023)      --       --     14,266
SAST Global Bond Portfolio Class 3                        2.30%         988        (4,714)      --       --     (3,726)
SAST Global Equities Portfolio Class 1                    1.52%      31,644      (243,583)      --   (9,413)  (221,352)
SAST Global Equities Portfolio Class 1                    1.77%         138        (1,250)      --       --     (1,112)
SAST Global Equities Portfolio Class 2                    1.40%         780        (3,233)      --       --     (2,453)
SAST Global Equities Portfolio Class 2                    1.52%       4,307       (17,538)      22     (854)   (14,063)
SAST Global Equities Portfolio Class 2                    1.55%         171        (1,552)      --       --     (1,381)
SAST Global Equities Portfolio Class 2                    1.70%          29        (1,355)      --       --     (1,326)
SAST Global Equities Portfolio Class 2                    1.72%          25          (108)      --       --        (83)
SAST Global Equities Portfolio Class 2                    1.77%         114        (2,083)      --       --     (1,969)
SAST Global Equities Portfolio Class 2                    1.80%          --            (6)      --       --         (6)
SAST Global Equities Portfolio Class 2                    1.95%          --            (5)      --       --         (5)
SAST Global Equities Portfolio Class 2                    1.97%          --          (230)      --       --       (230)
SAST Global Equities Portfolio Class 3                    1.10%      23,630           (66)      --       --     23,564
SAST Global Equities Portfolio Class 3                    1.15%      40,957       (29,077)   1,963       --     13,843
SAST Global Equities Portfolio Class 3                    1.30%      71,659       (72,671)      --       --     (1,012)
SAST Global Equities Portfolio Class 3                    1.35%          --            --       --       --         --
SAST Global Equities Portfolio Class 3                    1.40%      25,766        (8,145)      --       --     17,621
SAST Global Equities Portfolio Class 3                    1.52%      29,010       (86,611)      --      (26)   (57,627)
SAST Global Equities Portfolio Class 3                    1.55%      33,729       (25,836)      --       --      7,893
SAST Global Equities Portfolio Class 3                    1.65%      45,266       (50,953)      --       --     (5,687)
SAST Global Equities Portfolio Class 3                    1.72%       2,364       (10,999)      --       --     (8,635)
SAST Global Equities Portfolio Class 3                    1.77%      12,716       (38,625)      --       --    (25,909)
SAST Global Equities Portfolio Class 3                    1.80%       5,342        (8,702)      --       --     (3,360)
SAST Global Equities Portfolio Class 3                    1.90%      15,500       (16,190)      --       --       (690)
SAST Global Equities Portfolio Class 3                    1.95%         966          (428)      --       --        538
SAST Global Equities Portfolio Class 3                    1.97%         677        (3,725)      --       --     (3,048)
SAST Global Equities Portfolio Class 3                    2.02%          62          (108)      --       --        (46)
SAST Global Equities Portfolio Class 3                    2.05%          --        (1,782)      --       --     (1,782)
SAST Global Equities Portfolio Class 3                    2.15%         195          (455)      --       --       (260)
SAST Global Equities Portfolio Class 3                    2.17%          --           (71)      --       --        (71)
SAST Global Equities Portfolio Class 3                    2.30%         180          (264)      --       --        (84)
SAST Growth Opportunities Portfolio Class 1               1.52%     161,803      (237,465)      --   (3,562)   (79,224)
SAST Growth Opportunities Portfolio Class 1               1.77%       1,452        (6,493)      --       --     (5,041)
SAST Growth Opportunities Portfolio Class 2               1.52%      13,348       (41,552)   1,432       --    (26,772)
SAST Growth Opportunities Portfolio Class 2               1.72%          37        (3,526)      --       --     (3,489)
SAST Growth Opportunities Portfolio Class 2               1.77%       1,699       (10,194)      --       --     (8,495)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SAST Growth Opportunities Portfolio Class 2               1.97%          350          (513)     --       --       (163)
SAST Growth Opportunities Portfolio Class 3               1.10%        4,057          (434)     --       --      3,623
SAST Growth Opportunities Portfolio Class 3               1.15%       65,103       (64,854)  1,333       --      1,582
SAST Growth Opportunities Portfolio Class 3               1.30%      230,724      (335,082)     --       --   (104,358)
SAST Growth Opportunities Portfolio Class 3               1.35%           --            --      --       --         --
SAST Growth Opportunities Portfolio Class 3               1.40%       34,058       (20,539)     --       --     13,519
SAST Growth Opportunities Portfolio Class 3               1.52%      498,680    (1,369,215)  3,213     (134)  (867,456)
SAST Growth Opportunities Portfolio Class 3               1.55%       94,739      (150,781)     --       --    (56,042)
SAST Growth Opportunities Portfolio Class 3               1.65%      111,765      (201,073)     --       (8)   (89,316)
SAST Growth Opportunities Portfolio Class 3               1.72%       26,804       (94,865)     --       --    (68,061)
SAST Growth Opportunities Portfolio Class 3               1.77%      176,818      (506,327)     --       --   (329,509)
SAST Growth Opportunities Portfolio Class 3               1.80%        4,074       (15,236)     --       --    (11,162)
SAST Growth Opportunities Portfolio Class 3               1.90%       60,526      (109,876)     --       --    (49,350)
SAST Growth Opportunities Portfolio Class 3               1.95%        3,127        (3,783)     --       --       (656)
SAST Growth Opportunities Portfolio Class 3               1.97%        3,929        (4,759)     --       --       (830)
SAST Growth Opportunities Portfolio Class 3               2.02%        4,460        (6,357)     --       --     (1,897)
SAST Growth Opportunities Portfolio Class 3               2.05%           --          (184)     --       --       (184)
SAST Growth Opportunities Portfolio Class 3               2.15%       19,771       (13,184)     --       --      6,587
SAST Growth Opportunities Portfolio Class 3               2.17%        1,214       (24,827)     --       --    (23,613)
SAST Growth Opportunities Portfolio Class 3               2.30%          795        (4,318)     --       --     (3,523)
SAST Growth-Income Portfolio Class 1                      1.52%       51,138      (416,703)     --  (29,293)  (394,858)
SAST Growth-Income Portfolio Class 1                      1.77%          179       (10,970)     --       --    (10,791)
SAST Growth-Income Portfolio Class 2                      1.52%       10,588       (15,492)     13     (912)    (5,803)
SAST Growth-Income Portfolio Class 2                      1.72%        1,002          (636)     --       --        366
SAST Growth-Income Portfolio Class 2                      1.77%          339        (6,194)     --       --     (5,855)
SAST Growth-Income Portfolio Class 2                      1.97%          209          (207)     --       --          2
SAST Growth-Income Portfolio Class 3                      1.10%       42,973        (1,820)     --       --     41,153
SAST Growth-Income Portfolio Class 3                      1.15%      123,315      (105,300)    696       --     18,711
SAST Growth-Income Portfolio Class 3                      1.30%      332,547      (237,653)  3,318       --     98,212
SAST Growth-Income Portfolio Class 3                      1.35%        9,452          (164)     --       --      9,288
SAST Growth-Income Portfolio Class 3                      1.40%       56,290        (8,644)     --       --     47,646
SAST Growth-Income Portfolio Class 3                      1.52%       67,739      (136,430)     --      (14)   (68,705)
SAST Growth-Income Portfolio Class 3                      1.55%      136,497      (113,872)     --       --     22,625
SAST Growth-Income Portfolio Class 3                      1.65%      165,474      (186,769)     --       --    (21,295)
SAST Growth-Income Portfolio Class 3                      1.70%        9,568           (64)     --       --      9,504
SAST Growth-Income Portfolio Class 3                      1.72%        7,099        (9,803)     --       --     (2,704)
SAST Growth-Income Portfolio Class 3                      1.77%       32,413       (35,587)     --       --     (3,174)
SAST Growth-Income Portfolio Class 3                      1.80%       24,757       (15,669)     --       --      9,088
SAST Growth-Income Portfolio Class 3                      1.90%       93,233      (107,963)     --       --    (14,730)
SAST Growth-Income Portfolio Class 3                      1.95%        8,747        (7,717)     --       --      1,030
SAST Growth-Income Portfolio Class 3                      1.97%           35          (546)     --       --       (511)
SAST Growth-Income Portfolio Class 3                      2.02%          146          (761)     --       --       (615)
SAST Growth-Income Portfolio Class 3                      2.15%       22,301        (7,161)     --       --     15,140
SAST Growth-Income Portfolio Class 3                      2.17%           13           (80)     --       --        (67)
SAST Growth-Income Portfolio Class 3                      2.30%          672        (2,370)     --       --     (1,698)
SAST High-Yield Bond Portfolio Class 1                    1.52%      467,482      (712,120)     --  (18,896)  (263,534)
SAST High-Yield Bond Portfolio Class 1                    1.77%        9,794       (13,325)     --       --     (3,531)
SAST High-Yield Bond Portfolio Class 2                    1.52%        7,793       (44,686)     --   (1,240)   (38,133)
SAST High-Yield Bond Portfolio Class 2                    1.72%           70        (3,736)     --       --     (3,666)
SAST High-Yield Bond Portfolio Class 2                    1.77%        1,039       (18,428)     --       --    (17,389)
SAST High-Yield Bond Portfolio Class 2                    1.97%           14          (681)     --       --       (667)
SAST High-Yield Bond Portfolio Class 3                    1.10%       51,316        (5,533)     --       --     45,783
SAST High-Yield Bond Portfolio Class 3                    1.15%      150,523      (123,573)  1,716       --     28,666
SAST High-Yield Bond Portfolio Class 3                    1.30%    1,916,367    (1,924,189)     --       --     (7,822)
SAST High-Yield Bond Portfolio Class 3                    1.35%       14,362           (79)     --       --     14,283
SAST High-Yield Bond Portfolio Class 3                    1.40%       45,031       (19,611)     --       --     25,420
SAST High-Yield Bond Portfolio Class 3                    1.52%      483,878      (848,988)     --   (1,576)  (366,686)
SAST High-Yield Bond Portfolio Class 3                    1.55%      131,389      (151,329)     --       --    (19,940)
SAST High-Yield Bond Portfolio Class 3                    1.65%      363,347      (453,884)     --      (21)   (90,558)
SAST High-Yield Bond Portfolio Class 3                    1.70%        2,878           (22)     --       --      2,856
SAST High-Yield Bond Portfolio Class 3                    1.72%       58,727      (121,817)     --       --    (63,090)
SAST High-Yield Bond Portfolio Class 3                    1.77%       35,762      (129,925)     --       --    (94,163)
SAST High-Yield Bond Portfolio Class 3                    1.80%       17,039       (13,395)     --       --      3,644
SAST High-Yield Bond Portfolio Class 3                    1.90%      466,890      (478,287)     --       --    (11,397)
SAST High-Yield Bond Portfolio Class 3                    1.95%       45,570       (48,217)     --       --     (2,647)
SAST High-Yield Bond Portfolio Class 3                    1.97%       10,899       (16,422)     --       --     (5,523)
SAST High-Yield Bond Portfolio Class 3                    2.02%          321          (733)     --       --       (412)
SAST High-Yield Bond Portfolio Class 3                    2.15%       40,738       (14,039)     --       --     26,699
SAST High-Yield Bond Portfolio Class 3                    2.17%          458          (454)     --       --          4
SAST High-Yield Bond Portfolio Class 3                    2.30%          288        (7,099)     --       --     (6,811)
SAST International Diversified Equities Portfolio
  Class 1                                                 1.52%      352,784      (519,972)     --  (16,933)  (184,121)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SAST International Diversified Equities Portfolio
  Class 1                                                 1.77%         897         (4,256)     --       --     (3,359)
SAST International Diversified Equities Portfolio
  Class 2                                                 1.52%      37,152       (165,055)     --   (2,427)  (130,330)
SAST International Diversified Equities Portfolio
  Class 2                                                 1.72%          52         (4,823)     --       --     (4,771)
SAST International Diversified Equities Portfolio
  Class 2                                                 1.77%      20,255        (14,307)     --       --      5,948
SAST International Diversified Equities Portfolio
  Class 2                                                 1.97%          27         (9,349)     --       --     (9,322)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.10%      49,992           (682)     --       --     49,310
SAST International Diversified Equities Portfolio
  Class 3                                                 1.15%      98,514        (69,012)  2,069       --     31,571
SAST International Diversified Equities Portfolio
  Class 3                                                 1.30%     228,837       (137,222)     --       --     91,615
SAST International Diversified Equities Portfolio
  Class 3                                                 1.35%       9,365           (212)     --       --      9,153
SAST International Diversified Equities Portfolio
  Class 3                                                 1.40%      42,304        (16,450)     --       --     25,854
SAST International Diversified Equities Portfolio
  Class 3                                                 1.52%     350,461     (1,162,831)    513   (1,178)  (813,035)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.55%      79,097        (38,866)     --       --     40,231
SAST International Diversified Equities Portfolio
  Class 3                                                 1.65%     125,356        (99,937)     --      (28)    25,391
SAST International Diversified Equities Portfolio
  Class 3                                                 1.70%       4,728           (861)     --       --      3,867
SAST International Diversified Equities Portfolio
  Class 3                                                 1.72%      90,244       (262,939)     --       --   (172,695)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.77%      76,243       (206,404)     --       --   (130,161)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.80%      49,986         (5,353)     --       --     44,633
SAST International Diversified Equities Portfolio
  Class 3                                                 1.90%      94,726       (102,340)     --       --     (7,614)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.95%      11,704         (1,227)     --       --     10,477
SAST International Diversified Equities Portfolio
  Class 3                                                 1.97%       7,095        (12,240)     --       --     (5,145)
SAST International Diversified Equities Portfolio
  Class 3                                                 2.02%         930         (5,150)     --       --     (4,220)
SAST International Diversified Equities Portfolio
  Class 3                                                 2.15%      20,855           (908)     --       --     19,947
SAST International Diversified Equities Portfolio
  Class 3                                                 2.17%       2,628        (15,424)     --       --    (12,796)
SAST International Diversified Equities Portfolio
  Class 3                                                 2.30%          24           (133)     --       --       (109)
SAST International Growth and Income Portfolio Class 1    1.52%      58,404       (323,949)     --  (21,254)  (286,799)
SAST International Growth and Income Portfolio Class 1    1.77%         537        (16,973)     --       --    (16,436)
SAST International Growth and Income Portfolio Class 2    1.52%       9,092        (57,886)    164   (2,973)   (51,603)
SAST International Growth and Income Portfolio Class 2    1.72%         149         (2,996)     --       --     (2,847)
SAST International Growth and Income Portfolio Class 2    1.77%         844         (7,941)     --       --     (7,097)
SAST International Growth and Income Portfolio Class 2    1.97%         180           (430)     --       --       (250)
SAST International Growth and Income Portfolio Class 3    1.10%      35,881            (46)     --       --     35,835
SAST International Growth and Income Portfolio Class 3    1.15%      89,566        (65,310)  6,206       --     30,462
SAST International Growth and Income Portfolio Class 3    1.30%     109,868        (99,673)  2,631       --     12,826
SAST International Growth and Income Portfolio Class 3    1.35%         990             --      --       --        990
SAST International Growth and Income Portfolio Class 3    1.40%      25,311        (31,001)     --       --     (5,690)
SAST International Growth and Income Portfolio Class 3    1.52%     261,335     (1,096,170)     --     (630)  (835,465)
SAST International Growth and Income Portfolio Class 3    1.55%      63,691        (23,846)     --       --     39,845
SAST International Growth and Income Portfolio Class 3    1.65%      85,049       (103,951)     --      (81)   (18,983)
SAST International Growth and Income Portfolio Class 3    1.72%      22,624       (146,111)     --       --   (123,487)
SAST International Growth and Income Portfolio Class 3    1.77%      81,556       (287,404)     --       --   (205,848)
SAST International Growth and Income Portfolio Class 3    1.80%      52,116         (8,676)     --       --     43,440
SAST International Growth and Income Portfolio Class 3    1.90%      59,792       (104,752)     --       --    (44,960)
SAST International Growth and Income Portfolio Class 3    1.95%       2,227           (429)     --       --      1,798
SAST International Growth and Income Portfolio Class 3    1.97%       7,298         (6,254)     --       --      1,044
SAST International Growth and Income Portfolio Class 3    2.02%       1,768         (9,240)     --       --     (7,472)
SAST International Growth and Income Portfolio Class 3    2.15%         214           (913)     --       --       (699)
SAST International Growth and Income Portfolio Class 3    2.17%         344           (296)     --       --         48
SAST International Growth and Income Portfolio Class 3    2.30%          --           (103)     --       --       (103)
SAST Marsico Focused Growth Portfolio Class 1             1.52%      41,310       (140,174)     --   (2,138)  (101,002)
SAST Marsico Focused Growth Portfolio Class 1             1.77%         187        (34,206)     --       --    (34,019)
SAST Marsico Focused Growth Portfolio Class 2             1.52%       8,211        (85,207)     --   (1,301)   (78,297)
SAST Marsico Focused Growth Portfolio Class 2             1.77%       2,397        (15,833)     --       --    (13,436)
SAST Marsico Focused Growth Portfolio Class 3             1.10%      27,183         (2,228)     --       --     24,955
SAST Marsico Focused Growth Portfolio Class 3             1.15%      39,254        (47,023)     --       --     (7,769)
SAST Marsico Focused Growth Portfolio Class 3             1.30%     188,539       (207,769)     --       --    (19,230)
SAST Marsico Focused Growth Portfolio Class 3             1.35%       4,030            (51)     --       --      3,979
SAST Marsico Focused Growth Portfolio Class 3             1.40%      41,992        (47,373)     --       --     (5,381)
SAST Marsico Focused Growth Portfolio Class 3             1.52%     221,246       (481,210)     --      (24)  (259,988)
SAST Marsico Focused Growth Portfolio Class 3             1.55%      72,486        (71,974)     --       --        512
SAST Marsico Focused Growth Portfolio Class 3             1.65%     169,837       (178,247)     --       --     (8,410)
SAST Marsico Focused Growth Portfolio Class 3             1.70%       3,809            (15)     --       --      3,794
SAST Marsico Focused Growth Portfolio Class 3             1.72%      10,062        (22,963)     --       --    (12,901)
SAST Marsico Focused Growth Portfolio Class 3             1.77%      54,399       (135,988)     --       --    (81,589)
SAST Marsico Focused Growth Portfolio Class 3             1.80%      25,236        (45,546)     --       --    (20,310)
SAST Marsico Focused Growth Portfolio Class 3             1.90%      51,910       (104,250)     --       --    (52,340)
SAST Marsico Focused Growth Portfolio Class 3             1.95%         289         (1,872)     --       --     (1,583)
SAST Marsico Focused Growth Portfolio Class 3             1.97%          25         (1,344)     --       --     (1,319)
SAST Marsico Focused Growth Portfolio Class 3             2.02%         429         (1,464)     --       --     (1,035)
SAST Marsico Focused Growth Portfolio Class 3             2.05%          --            (81)     --       --        (81)
SAST Marsico Focused Growth Portfolio Class 3             2.15%         334         (2,176)     --       --     (1,842)
SAST Marsico Focused Growth Portfolio Class 3             2.17%          61         (2,861)     --       --     (2,800)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                   Contracts
                                                    with a
                                                     Total                Accumulation Annuity Annuity     Net
                                                    Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                          of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
-------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SAST Marsico Focused Growth Portfolio Class 3        2.30%         336        (1,312)      --       --       (976)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                                  1.52%      33,349      (196,555)      --   (6,901)  (170,107)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                                  1.77%         204        (4,855)      --       --     (4,651)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 2                                  1.52%       3,442       (41,448)      --     (810)   (38,816)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 2                                  1.72%       1,671        (2,202)      --       --       (531)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 2                                  1.77%         379       (10,621)      --       --    (10,242)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 2                                  1.97%          --           (84)      --       --        (84)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.10%      51,933        (3,063)      --       --     48,870
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.15%      97,336       (81,522)     210       --     16,024
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.30%     318,676      (412,848)      --       --    (94,172)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.35%      15,631          (406)      --       --     15,225
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.40%      70,068       (35,949)      --       --     34,119
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.52%      80,325      (436,222)      --     (476)  (356,373)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.55%     116,868      (185,493)      --       --    (68,625)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.65%     170,784      (267,835)      --      (19)   (97,070)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.70%      10,044          (852)      --       --      9,192
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.72%       6,061       (26,662)      --       --    (20,601)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.77%      34,311      (159,638)      --       --   (125,327)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.80%      17,544       (24,021)      --       --     (6,477)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.90%     101,921      (165,167)      --       --    (63,246)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.95%         948        (5,609)      --       --     (4,661)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.97%       1,024        (1,367)      --       --       (343)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.02%         345        (2,867)      --       --     (2,522)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.05%          --          (232)      --       --       (232)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.15%       6,295       (10,809)      --       --     (4,514)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.17%         121        (4,796)      --       --     (4,675)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.30%         331        (6,521)      --       --     (6,190)
SAST MFS Total Return Portfolio Class 1              1.52%      72,857      (514,923)      --  (14,504)  (456,570)
SAST MFS Total Return Portfolio Class 1              1.77%       1,370       (23,179)      --       --    (21,809)
SAST MFS Total Return Portfolio Class 2              1.52%       6,809      (122,572)      --   (4,388)  (120,151)
SAST MFS Total Return Portfolio Class 2              1.72%       1,734        (5,616)      --       --     (3,882)
SAST MFS Total Return Portfolio Class 2              1.77%       2,520       (24,575)      --       --    (22,055)
SAST MFS Total Return Portfolio Class 2              1.97%          22        (1,969)      --       --     (1,947)
SAST MFS Total Return Portfolio Class 3              1.10%      13,262        (3,150)      --       --     10,112
SAST MFS Total Return Portfolio Class 3              1.15%     169,049       (93,296)   1,502       --     77,255
SAST MFS Total Return Portfolio Class 3              1.30%     128,822       (85,089)      --       --     43,733
SAST MFS Total Return Portfolio Class 3              1.35%       9,918            (1)      --       --      9,917
SAST MFS Total Return Portfolio Class 3              1.40%      51,495       (22,579)      --       --     28,916
SAST MFS Total Return Portfolio Class 3              1.52%     133,703      (501,257)   1,508       --   (366,046)
SAST MFS Total Return Portfolio Class 3              1.55%      78,628       (83,586)      --       --     (4,958)
SAST MFS Total Return Portfolio Class 3              1.65%     115,856      (135,821)      --       --    (19,965)
SAST MFS Total Return Portfolio Class 3              1.72%      45,010      (203,913)      --       --   (158,903)
SAST MFS Total Return Portfolio Class 3              1.77%      21,564       (98,781)      --       --    (77,217)
SAST MFS Total Return Portfolio Class 3              1.80%      19,367       (12,629)      --       --      6,738
SAST MFS Total Return Portfolio Class 3              1.90%      37,605       (61,703)      --       --    (24,098)
SAST MFS Total Return Portfolio Class 3              1.95%         106          (341)      --       --       (235)
SAST MFS Total Return Portfolio Class 3              1.97%       3,099       (27,097)      --       --    (23,998)
SAST MFS Total Return Portfolio Class 3              2.02%         439        (4,570)      --       --     (4,131)
SAST MFS Total Return Portfolio Class 3              2.15%       2,940       (10,788)      --       --     (7,848)
SAST MFS Total Return Portfolio Class 3              2.17%          --            --       --       --         --
SAST MFS Total Return Portfolio Class 3              2.30%          --          (984)      --       --       (984)
SAST Mid-Cap Growth Portfolio Class 1                1.52%     141,930      (333,701)      --  (11,681)  (203,452)
SAST Mid-Cap Growth Portfolio Class 1                1.77%         488       (11,928)      --       --    (11,440)
SAST Mid-Cap Growth Portfolio Class 2                1.40%         633        (1,983)      --      (90)    (1,440)
SAST Mid-Cap Growth Portfolio Class 2                1.52%      11,014      (111,395)     108   (1,370)  (101,643)
SAST Mid-Cap Growth Portfolio Class 2                1.55%         386        (1,493)      --       --     (1,107)
SAST Mid-Cap Growth Portfolio Class 2                1.70%         118          (382)      --       --       (264)
SAST Mid-Cap Growth Portfolio Class 2                1.72%         873        (5,814)      --       --     (4,941)
SAST Mid-Cap Growth Portfolio Class 2                1.77%       4,182       (11,053)      --       --     (6,871)
SAST Mid-Cap Growth Portfolio Class 2                1.80%          --           (24)      --       --        (24)
SAST Mid-Cap Growth Portfolio Class 2                1.95%          --            --       --       --         --
SAST Mid-Cap Growth Portfolio Class 2                1.97%         615        (1,301)      --       --       (686)
SAST Mid-Cap Growth Portfolio Class 3                1.10%      22,304        (2,803)      --       --     19,501
SAST Mid-Cap Growth Portfolio Class 3                1.15%      50,818       (44,042)      --      (29)     6,747
SAST Mid-Cap Growth Portfolio Class 3                1.30%     159,481      (163,965)      --       --     (4,484)
SAST Mid-Cap Growth Portfolio Class 3                1.35%       6,457            (9)      --       --      6,448
SAST Mid-Cap Growth Portfolio Class 3                1.40%      43,516       (14,314)      --       --     29,202
SAST Mid-Cap Growth Portfolio Class 3                1.52%     184,218      (572,246)      --     (346)  (388,374)
SAST Mid-Cap Growth Portfolio Class 3                1.55%     131,400       (84,352)      --       --     47,048
SAST Mid-Cap Growth Portfolio Class 3                1.65%      91,305      (151,824)      --       (4)   (60,523)
SAST Mid-Cap Growth Portfolio Class 3                1.70%         523            --       --       --        523

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Mid-Cap Growth Portfolio Class 3                     1.72%        38,445     (115,524)     --       --      (77,079)
SAST Mid-Cap Growth Portfolio Class 3                     1.77%       106,031     (122,995)     --       --      (16,964)
SAST Mid-Cap Growth Portfolio Class 3                     1.80%        16,545       (8,496)     --       --        8,049
SAST Mid-Cap Growth Portfolio Class 3                     1.90%        45,699      (68,864)     --       --      (23,165)
SAST Mid-Cap Growth Portfolio Class 3                     1.95%         3,200       (1,818)     --       --        1,382
SAST Mid-Cap Growth Portfolio Class 3                     1.97%         2,168       (5,116)     --       --       (2,948)
SAST Mid-Cap Growth Portfolio Class 3                     2.02%           231       (1,290)     --       --       (1,059)
SAST Mid-Cap Growth Portfolio Class 3                     2.05%            --          (68)     --       --          (68)
SAST Mid-Cap Growth Portfolio Class 3                     2.15%        35,994      (25,193)     --       --       10,801
SAST Mid-Cap Growth Portfolio Class 3                     2.17%           969      (21,551)     --       --      (20,582)
SAST Mid-Cap Growth Portfolio Class 3                     2.30%           134       (1,566)     --       --       (1,432)
SAST Protected Asset Allocation SAST Portfolio Class 3    1.10%            98          (48)     --       --           50
SAST Protected Asset Allocation SAST Portfolio Class 3    1.15%     3,856,893     (304,010)     --       --    3,552,883
SAST Protected Asset Allocation SAST Portfolio Class 3    1.30%    20,486,207   (1,852,604)     --       --   18,633,603
SAST Protected Asset Allocation SAST Portfolio Class 3    1.35%            --           --      --       --           --
SAST Protected Asset Allocation SAST Portfolio Class 3    1.40%       566,885      (57,466)     --       --      509,419
SAST Protected Asset Allocation SAST Portfolio Class 3    1.55%     3,650,900     (385,020)     --       --    3,265,880
SAST Protected Asset Allocation SAST Portfolio Class 3    1.65%     7,758,482   (1,119,111)     --       --    6,639,371
SAST Protected Asset Allocation SAST Portfolio Class 3    1.80%       156,920      (26,370)     --       --      130,550
SAST Protected Asset Allocation SAST Portfolio Class 3    1.90%     1,458,474     (285,621)     --       --    1,172,853
SAST Protected Asset Allocation SAST Portfolio Class 3    1.95%            18           (1)     --       --           17
SAST Protected Asset Allocation SAST Portfolio Class 3    2.15%        17,601      (18,246)     --       --         (645)
SAST Real Estate Portfolio Class 1                        1.52%        54,799     (172,099)     --   (3,528)    (120,828)
SAST Real Estate Portfolio Class 1                        1.77%            55         (926)     --       --         (871)
SAST Real Estate Portfolio Class 2                        1.52%         8,437      (41,294)     57     (908)     (33,708)
SAST Real Estate Portfolio Class 2                        1.72%         1,761       (1,124)     --       --          637
SAST Real Estate Portfolio Class 2                        1.77%         3,802       (9,125)     --       --       (5,323)
SAST Real Estate Portfolio Class 2                        1.97%            92         (659)     --       --         (567)
SAST Real Estate Portfolio Class 3                        1.10%        34,378       (3,173)     --       --       31,205
SAST Real Estate Portfolio Class 3                        1.15%       144,057     (177,208)  3,919       --      (29,232)
SAST Real Estate Portfolio Class 3                        1.30%       492,709     (760,040)     --       --     (267,331)
SAST Real Estate Portfolio Class 3                        1.35%         5,507         (621)     --       --        4,886
SAST Real Estate Portfolio Class 3                        1.40%        75,140      (59,063)     --       --       16,077
SAST Real Estate Portfolio Class 3                        1.52%       246,604     (709,230)     --   (1,604)    (464,230)
SAST Real Estate Portfolio Class 3                        1.55%       313,044     (324,972)     --       --      (11,928)
SAST Real Estate Portfolio Class 3                        1.65%       235,623     (467,956)     --      (40)    (232,373)
SAST Real Estate Portfolio Class 3                        1.70%           608          (33)     --       --          575
SAST Real Estate Portfolio Class 3                        1.72%        34,546      (76,332)     --     (797)     (42,583)
SAST Real Estate Portfolio Class 3                        1.77%        95,099     (230,798)     --       --     (135,699)
SAST Real Estate Portfolio Class 3                        1.80%        21,256      (35,305)     --       --      (14,049)
SAST Real Estate Portfolio Class 3                        1.90%       188,158     (280,654)     --       --      (92,496)
SAST Real Estate Portfolio Class 3                        1.95%         4,874      (10,658)     --       --       (5,784)
SAST Real Estate Portfolio Class 3                        1.97%         3,008       (3,792)     --       --         (784)
SAST Real Estate Portfolio Class 3                        2.02%         1,708       (6,604)     --       --       (4,896)
SAST Real Estate Portfolio Class 3                        2.05%            --         (223)     --       --         (223)
SAST Real Estate Portfolio Class 3                        2.15%        31,654      (19,960)     --       --       11,694
SAST Real Estate Portfolio Class 3                        2.17%           917       (4,192)     --       --       (3,275)
SAST Real Estate Portfolio Class 3                        2.30%         1,708       (6,943)     --       --       (5,235)
SAST Small & Mid Cap Value Portfolio Class 2              1.52%        16,921      (72,724)    117       --      (55,686)
SAST Small & Mid Cap Value Portfolio Class 2              1.72%           488         (738)     --       --         (250)
SAST Small & Mid Cap Value Portfolio Class 2              1.77%         2,791      (10,933)     --       --       (8,142)
SAST Small & Mid Cap Value Portfolio Class 2              1.97%           195           --      --       --          195
SAST Small & Mid Cap Value Portfolio Class 3              1.10%        25,963         (405)     --       --       25,558
SAST Small & Mid Cap Value Portfolio Class 3              1.15%       143,738     (106,752)  2,187       --       39,173
SAST Small & Mid Cap Value Portfolio Class 3              1.30%       358,317     (337,747)     --       --       20,570
SAST Small & Mid Cap Value Portfolio Class 3              1.35%         7,516          (29)     --       --        7,487
SAST Small & Mid Cap Value Portfolio Class 3              1.40%       100,956      (46,939)     --       --       54,017
SAST Small & Mid Cap Value Portfolio Class 3              1.52%       392,597   (1,136,189)  4,886   (4,759)    (743,465)
SAST Small & Mid Cap Value Portfolio Class 3              1.55%       168,596     (203,016)     --       --      (34,420)
SAST Small & Mid Cap Value Portfolio Class 3              1.65%       308,290     (357,218)     --      (51)     (48,979)
SAST Small & Mid Cap Value Portfolio Class 3              1.70%         2,679          (16)     --       --        2,663
SAST Small & Mid Cap Value Portfolio Class 3              1.72%        57,695     (157,221)     --       --      (99,526)
SAST Small & Mid Cap Value Portfolio Class 3              1.77%        99,262     (272,300)     --       --     (173,038)
SAST Small & Mid Cap Value Portfolio Class 3              1.80%        42,931      (31,186)     --       --       11,745
SAST Small & Mid Cap Value Portfolio Class 3              1.90%       145,754     (171,960)     --       --      (26,206)
SAST Small & Mid Cap Value Portfolio Class 3              1.95%         4,350       (4,741)     --       --         (391)
SAST Small & Mid Cap Value Portfolio Class 3              1.97%         1,112       (4,383)     --       --       (3,271)
SAST Small & Mid Cap Value Portfolio Class 3              2.02%         1,636       (4,831)     --       --       (3,195)
SAST Small & Mid Cap Value Portfolio Class 3              2.05%            --       (2,602)     --       --       (2,602)
SAST Small & Mid Cap Value Portfolio Class 3              2.15%         2,876       (4,690)     --       --       (1,814)
SAST Small & Mid Cap Value Portfolio Class 3              2.17%           500      (17,383)     --       --      (16,883)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Small & Mid Cap Value Portfolio Class 3              2.30%         1,181       (6,816)     --       --       (5,635)
SAST Small Company Value Portfolio Class 3                1.10%        19,335         (223)     --       --       19,112
SAST Small Company Value Portfolio Class 3                1.15%        77,814      (43,104)  1,310       --       36,020
SAST Small Company Value Portfolio Class 3                1.30%       261,704     (204,282)     --       --       57,422
SAST Small Company Value Portfolio Class 3                1.35%         2,632          (25)     --       --        2,607
SAST Small Company Value Portfolio Class 3                1.40%        46,741      (18,222)     --       --       28,519
SAST Small Company Value Portfolio Class 3                1.52%       375,459     (886,892)     --   (1,339)    (512,772)
SAST Small Company Value Portfolio Class 3                1.55%       152,369     (111,966)     --       --       40,403
SAST Small Company Value Portfolio Class 3                1.65%       148,341     (192,843)     --      (27)     (44,529)
SAST Small Company Value Portfolio Class 3                1.70%         5,689          (17)     --       --        5,672
SAST Small Company Value Portfolio Class 3                1.72%        19,022      (60,673)     --       --      (41,651)
SAST Small Company Value Portfolio Class 3                1.77%       151,677     (280,786)     --       --     (129,109)
SAST Small Company Value Portfolio Class 3                1.80%         6,682      (13,815)     --       --       (7,133)
SAST Small Company Value Portfolio Class 3                1.90%        75,066      (99,075)     --       --      (24,009)
SAST Small Company Value Portfolio Class 3                1.95%         3,022       (3,516)     --       --         (494)
SAST Small Company Value Portfolio Class 3                1.97%           913       (3,019)     --       --       (2,106)
SAST Small Company Value Portfolio Class 3                2.02%         2,558       (5,337)     --       --       (2,779)
SAST Small Company Value Portfolio Class 3                2.05%            --         (214)     --       --         (214)
SAST Small Company Value Portfolio Class 3                2.15%         3,044       (4,869)     --       --       (1,825)
SAST Small Company Value Portfolio Class 3                2.17%         1,872       (7,550)     --       --       (5,678)
SAST Small Company Value Portfolio Class 3                2.30%           985       (4,005)     --       --       (3,020)
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.10%        31,870         (540)     --       --       31,330
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.15%    15,008,780   (2,002,825)     --       --   13,005,955
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.30%    76,653,379  (13,175,277)  1,786       --   63,479,888
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.35%             1           --      --       --            1
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.40%     2,100,532     (373,155)     --       --    1,727,377
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.52%       573,795   (1,150,249)     --       --     (576,454)
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.55%    16,486,880   (3,057,865)     --       --   13,429,015
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.65%    30,565,625   (8,853,127)     --       --   21,712,498
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.72%         3,972       (5,056)     --       --       (1,084)
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.77%       374,585     (288,653)     --       --       85,932
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.80%     1,546,235     (443,501)     --       --    1,102,734
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.90%     5,670,180   (2,163,119)     --     (391)   3,506,670
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.95%           231       (1,315)     --       --       (1,084)
SAST SunAmerica Dynamic Strategy Portfolio Class 3        2.02%           591       (7,747)     --       --       (7,156)
SAST SunAmerica Dynamic Strategy Portfolio Class 3        2.15%        67,419     (151,985)     --       --      (84,566)
SAST Technology Portfolio Class 1                         1.52%       413,239     (597,260)     --   (6,441)    (190,462)
SAST Technology Portfolio Class 1                         1.77%         5,609      (38,039)     --       --      (32,430)
SAST Technology Portfolio Class 2                         1.40%         1,411       (4,342)     --       --       (2,931)
SAST Technology Portfolio Class 2                         1.52%        75,261      (63,572)     65   (4,131)       7,623
SAST Technology Portfolio Class 2                         1.55%         1,493       (1,810)     --       --         (317)
SAST Technology Portfolio Class 2                         1.70%           229       (1,383)     --       --       (1,154)
SAST Technology Portfolio Class 2                         1.72%            --      (13,621)     --       --      (13,621)
SAST Technology Portfolio Class 2                         1.77%        11,111      (10,093)     --       --        1,018
SAST Technology Portfolio Class 2                         1.80%         1,278         (226)     --       --        1,052
SAST Technology Portfolio Class 2                         1.97%            --         (693)     --       --         (693)
SAST Technology Portfolio Class 3                         1.10%        20,664         (400)     --       --       20,264
SAST Technology Portfolio Class 3                         1.15%        53,080      (45,528)    594       --        8,146
SAST Technology Portfolio Class 3                         1.30%       123,520      (80,117)  2,856       --       46,259
SAST Technology Portfolio Class 3                         1.35%         7,207         (424)     --       --        6,783
SAST Technology Portfolio Class 3                         1.40%        20,886       (9,508)     --       --       11,378
SAST Technology Portfolio Class 3                         1.52%       697,238   (1,112,524)     --       --     (415,286)
SAST Technology Portfolio Class 3                         1.55%       122,340      (27,456)     --       --       94,884
SAST Technology Portfolio Class 3                         1.65%       117,166      (54,561)     --       --       62,605
SAST Technology Portfolio Class 3                         1.70%           792         (792)     --       --           --
SAST Technology Portfolio Class 3                         1.72%        82,492     (138,797)     --       --      (56,305)
SAST Technology Portfolio Class 3                         1.77%       124,778     (205,181)     --       --      (80,403)
SAST Technology Portfolio Class 3                         1.80%        21,494       (4,587)     --       --       16,907
SAST Technology Portfolio Class 3                         1.90%        40,316      (24,926)     --       --       15,390
SAST Technology Portfolio Class 3                         1.95%        11,202         (511)     --       --       10,691
SAST Technology Portfolio Class 3                         1.97%        12,512      (45,929)     --       --      (33,417)
SAST Technology Portfolio Class 3                         2.02%        16,064       (7,509)     --       --        8,555
SAST Technology Portfolio Class 3                         2.15%        16,465      (15,215)     --       --        1,250
SAST Technology Portfolio Class 3                         2.17%            29          (79)     --       --          (50)
SAST Technology Portfolio Class 3                         2.30%             6         (644)     --       --         (638)
SAST Telecom Utility Portfolio Class 1                    1.52%        12,726     (123,259)     --   (5,924)    (116,457)
SAST Telecom Utility Portfolio Class 1                    1.77%            53       (1,416)     --       --       (1,363)
SAST Telecom Utility Portfolio Class 2                    1.52%         1,736      (11,173)     --     (791)     (10,228)
SAST Telecom Utility Portfolio Class 2                    1.77%           502       (2,940)     --       --       (2,438)
SAST Telecom Utility Portfolio Class 3                    1.10%        10,969           --      --       --       10,969
SAST Telecom Utility Portfolio Class 3                    1.15%        22,876      (13,440)    369       --        9,805

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Telecom Utility Portfolio Class 3                    1.30%        62,545      (92,066)     --       --      (29,521)
SAST Telecom Utility Portfolio Class 3                    1.35%        15,273         (182)     --       --       15,091
SAST Telecom Utility Portfolio Class 3                    1.40%         5,261       (5,955)     --       --         (694)
SAST Telecom Utility Portfolio Class 3                    1.52%        37,446      (84,143)     --     (131)     (46,828)
SAST Telecom Utility Portfolio Class 3                    1.55%        35,626      (23,549)     --       --       12,077
SAST Telecom Utility Portfolio Class 3                    1.65%        47,133      (46,351)     --       --          782
SAST Telecom Utility Portfolio Class 3                    1.70%           852         (852)     --       --           --
SAST Telecom Utility Portfolio Class 3                    1.72%        40,347      (16,207)     --       --       24,140
SAST Telecom Utility Portfolio Class 3                    1.77%        12,455      (16,082)     --       --       (3,627)
SAST Telecom Utility Portfolio Class 3                    1.80%         1,331       (2,583)     --       --       (1,252)
SAST Telecom Utility Portfolio Class 3                    1.90%        18,757      (33,504)     --       --      (14,747)
SAST Telecom Utility Portfolio Class 3                    1.95%           169         (131)     --       --           38
SAST Telecom Utility Portfolio Class 3                    1.97%            --       (6,297)     --       --       (6,297)
SAST Telecom Utility Portfolio Class 3                    2.02%            21          (11)     --       --           10
SAST Telecom Utility Portfolio Class 3                    2.15%         1,900      (14,772)     --       --      (12,872)
SAST Telecom Utility Portfolio Class 3                    2.17%           116       (1,850)     --       --       (1,734)
SAST Telecom Utility Portfolio Class 3                    2.30%           181          (68)     --       --          113
SAST Total Return Bond Portfolio Class 1                  1.52%       114,893     (315,783)     --   (8,951)    (209,841)
SAST Total Return Bond Portfolio Class 1                  1.77%         2,944       (4,235)     --       --       (1,291)
SAST Total Return Bond Portfolio Class 2                  1.52%        21,794     (152,589)     --   (1,087)    (131,882)
SAST Total Return Bond Portfolio Class 2                  1.77%         7,507      (17,294)     --       --       (9,787)
SAST Total Return Bond Portfolio Class 3                  1.10%        95,083       (1,844)     --       --       93,239
SAST Total Return Bond Portfolio Class 3                  1.15%       529,194     (413,956)  1,388       --      116,626
SAST Total Return Bond Portfolio Class 3                  1.30%     1,834,098   (2,054,320)  2,158       --     (218,064)
SAST Total Return Bond Portfolio Class 3                  1.35%        19,331         (662)     --       --       18,669
SAST Total Return Bond Portfolio Class 3                  1.40%       198,423     (120,235)     --       --       78,188
SAST Total Return Bond Portfolio Class 3                  1.52%       517,049   (1,592,744)  2,619      (47)  (1,073,123)
SAST Total Return Bond Portfolio Class 3                  1.55%       725,837     (973,784)     --       --     (247,947)
SAST Total Return Bond Portfolio Class 3                  1.65%     1,189,022   (1,792,474)     --      (76)    (603,528)
SAST Total Return Bond Portfolio Class 3                  1.70%        13,735          (91)     --       --       13,644
SAST Total Return Bond Portfolio Class 3                  1.72%        23,068      (49,624)     --       --      (26,556)
SAST Total Return Bond Portfolio Class 3                  1.77%       176,699     (577,907)     --       --     (401,208)
SAST Total Return Bond Portfolio Class 3                  1.80%       104,171     (107,504)     --       --       (3,333)
SAST Total Return Bond Portfolio Class 3                  1.90%       484,444     (932,677)     --       --     (448,233)
SAST Total Return Bond Portfolio Class 3                  1.95%         4,128      (16,870)     --       --      (12,742)
SAST Total Return Bond Portfolio Class 3                  1.97%           147       (8,685)     --       --       (8,538)
SAST Total Return Bond Portfolio Class 3                  2.02%         2,968       (9,554)     --       --       (6,586)
SAST Total Return Bond Portfolio Class 3                  2.05%            --         (377)     --       --         (377)
SAST Total Return Bond Portfolio Class 3                  2.15%        56,445      (51,044)     --       --        5,401
SAST Total Return Bond Portfolio Class 3                  2.17%           927      (15,114)     --       --      (14,187)
SAST Total Return Bond Portfolio Class 3                  2.30%         2,837      (25,665)     --       --      (22,828)
SAST VCP Total Return Balanced Portfolio Class 3          1.10%        13,480       (4,415)     --       --        9,065
SAST VCP Total Return Balanced Portfolio Class 3          1.15%     3,135,992     (156,732)     --       --    2,979,260
SAST VCP Total Return Balanced Portfolio Class 3          1.30%    17,655,129   (1,179,581)     --       --   16,475,548
SAST VCP Total Return Balanced Portfolio Class 3          1.35%         4,184           --      --       --        4,184
SAST VCP Total Return Balanced Portfolio Class 3          1.40%       398,579      (32,557)     --       --      366,022
SAST VCP Total Return Balanced Portfolio Class 3          1.55%     2,903,237     (259,431)     --       --    2,643,806
SAST VCP Total Return Balanced Portfolio Class 3          1.65%     7,146,693     (667,562)     --       --    6,479,131
SAST VCP Total Return Balanced Portfolio Class 3          1.70%           509           (9)     --       --          500
SAST VCP Total Return Balanced Portfolio Class 3          1.80%       185,588      (19,995)     --       --      165,593
SAST VCP Total Return Balanced Portfolio Class 3          1.90%     1,260,094     (182,654)     --       --    1,077,440
SAST VCP Total Return Balanced Portfolio Class 3          2.15%        12,689      (11,405)     --       --        1,284
SAST VCP Value Portfolio Class 3                          1.10%           349           (3)     --       --          346
SAST VCP Value Portfolio Class 3                          1.15%     3,882,325     (217,451)     --       --    3,664,874
SAST VCP Value Portfolio Class 3                          1.30%    23,258,089   (1,656,589)     --       --   21,601,500
SAST VCP Value Portfolio Class 3                          1.35%            --           --      --       --           --
SAST VCP Value Portfolio Class 3                          1.40%       518,781      (40,103)     --       --      478,678
SAST VCP Value Portfolio Class 3                          1.55%     3,798,802     (319,075)     --       --    3,479,727
SAST VCP Value Portfolio Class 3                          1.65%     8,868,401     (850,282)     --       --    8,018,119
SAST VCP Value Portfolio Class 3                          1.80%       230,932      (17,870)     --       --      213,062
SAST VCP Value Portfolio Class 3                          1.90%     1,637,577     (225,999)     --       --    1,411,578
SAST VCP Value Portfolio Class 3                          2.15%         9,991      (11,201)     --       --       (1,210)
SST Allocation Balanced Portfolio Class 3                 1.10%         5,921           --      --       --        5,921
SST Allocation Balanced Portfolio Class 3                 1.15%       170,377     (115,978)     --       --       54,399
SST Allocation Balanced Portfolio Class 3                 1.30%       251,398     (380,267)     --       --     (128,869)
SST Allocation Balanced Portfolio Class 3                 1.35%         5,499          (15)     --       --        5,484
SST Allocation Balanced Portfolio Class 3                 1.40%        31,491      (11,467)     --       --       20,024
SST Allocation Balanced Portfolio Class 3                 1.52%        47,454     (233,157)     --       --     (185,703)
SST Allocation Balanced Portfolio Class 3                 1.55%       104,237     (298,270)     --       --     (194,033)
SST Allocation Balanced Portfolio Class 3                 1.65%       272,752     (281,469)     --       --       (8,717)
SST Allocation Balanced Portfolio Class 3                 1.70%           508          (17)     --       --          491

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SST Allocation Balanced Portfolio Class 3                 1.77%       2,280       (43,250)      --     --      (40,970)
SST Allocation Balanced Portfolio Class 3                 1.80%      55,726       (47,089)      --     --        8,637
SST Allocation Balanced Portfolio Class 3                 1.90%      92,801       (86,055)      --     --        6,746
SST Allocation Balanced Portfolio Class 3                 1.95%       1,157        (4,887)      --     --       (3,730)
SST Allocation Balanced Portfolio Class 3                 2.02%      16,525       (36,220)      --     --      (19,695)
SST Allocation Balanced Portfolio Class 3                 2.15%       2,221        (8,315)      --     --       (6,094)
SST Allocation Balanced Portfolio Class 3                 2.17%         106          (563)      --     --         (457)
SST Allocation Balanced Portfolio Class 3                 2.30%          11          (740)      --     --         (729)
SST Allocation Growth Portfolio Class 3                   1.10%      17,928            --       --     --       17,928
SST Allocation Growth Portfolio Class 3                   1.15%     122,876       (17,105)      --     --      105,771
SST Allocation Growth Portfolio Class 3                   1.30%     109,188       (71,480)      --     --       37,708
SST Allocation Growth Portfolio Class 3                   1.35%           1            (1)      --     --           --
SST Allocation Growth Portfolio Class 3                   1.40%      11,276        (7,811)      --     --        3,465
SST Allocation Growth Portfolio Class 3                   1.52%       5,750       (10,654)      --     --       (4,904)
SST Allocation Growth Portfolio Class 3                   1.55%      22,680       (56,524)      --     --      (33,844)
SST Allocation Growth Portfolio Class 3                   1.65%      79,308       (59,949)      --     --       19,359
SST Allocation Growth Portfolio Class 3                   1.77%      17,202       (25,489)      --     --       (8,287)
SST Allocation Growth Portfolio Class 3                   1.80%       3,242          (593)      --     --        2,649
SST Allocation Growth Portfolio Class 3                   1.90%      51,767       (44,560)      --     --        7,207
SST Allocation Growth Portfolio Class 3                   1.95%       3,182       (24,264)      --     --      (21,082)
SST Allocation Growth Portfolio Class 3                   2.02%         330        (1,143)      --     --         (813)
SST Allocation Growth Portfolio Class 3                   2.15%          10      (140,132)      --     --     (140,122)
SST Allocation Growth Portfolio Class 3                   2.17%          --       (10,756)      --     --      (10,756)
SST Allocation Growth Portfolio Class 3                   2.30%       5,094        (1,346)      --     --        3,748
SST Allocation Moderate Growth Portfolio Class 3          1.10%      10,708            --       --     --       10,708
SST Allocation Moderate Growth Portfolio Class 3          1.15%     143,598       (91,523)      --     --       52,075
SST Allocation Moderate Growth Portfolio Class 3          1.30%     355,903      (347,280)      --     --        8,623
SST Allocation Moderate Growth Portfolio Class 3          1.35%       6,350            (1)      --     --        6,349
SST Allocation Moderate Growth Portfolio Class 3          1.40%      26,074        (9,515)      --     --       16,559
SST Allocation Moderate Growth Portfolio Class 3          1.52%      91,342      (523,257)      --     --     (431,915)
SST Allocation Moderate Growth Portfolio Class 3          1.55%     277,106      (202,763)      --     --       74,343
SST Allocation Moderate Growth Portfolio Class 3          1.65%     165,948      (284,378)      --     --     (118,430)
SST Allocation Moderate Growth Portfolio Class 3          1.70%       1,151            --       --     --        1,151
SST Allocation Moderate Growth Portfolio Class 3          1.77%      53,923      (216,212)      --     --     (162,289)
SST Allocation Moderate Growth Portfolio Class 3          1.80%      14,329       (19,792)      --     --       (5,463)
SST Allocation Moderate Growth Portfolio Class 3          1.90%      66,880       (83,576)      --     --      (16,696)
SST Allocation Moderate Growth Portfolio Class 3          1.95%       4,842        (5,117)      --     --         (275)
SST Allocation Moderate Growth Portfolio Class 3          2.02%         323       (10,061)      --     --       (9,738)
SST Allocation Moderate Growth Portfolio Class 3          2.15%         392        (4,690)      --     --       (4,298)
SST Allocation Moderate Growth Portfolio Class 3          2.17%          71          (289)      --     --         (218)
SST Allocation Moderate Growth Portfolio Class 3          2.30%         568        (8,222)      --     --       (7,654)
SST Allocation Moderate Portfolio Class 3                 1.10%         858            --       --     --          858
SST Allocation Moderate Portfolio Class 3                 1.15%     144,094       (83,306)  11,738     --       72,526
SST Allocation Moderate Portfolio Class 3                 1.30%     458,111      (295,733)      --     --      162,378
SST Allocation Moderate Portfolio Class 3                 1.35%       2,511            --       --     --        2,511
SST Allocation Moderate Portfolio Class 3                 1.40%      39,395       (48,247)      --     --       (8,852)
SST Allocation Moderate Portfolio Class 3                 1.52%      97,552      (370,139)      --     --     (272,587)
SST Allocation Moderate Portfolio Class 3                 1.55%     139,198      (219,356)      --     --      (80,158)
SST Allocation Moderate Portfolio Class 3                 1.65%     156,414      (196,952)      --     --      (40,538)
SST Allocation Moderate Portfolio Class 3                 1.77%      31,743      (138,268)      --     --     (106,525)
SST Allocation Moderate Portfolio Class 3                 1.80%      12,394       (36,913)      --     --      (24,519)
SST Allocation Moderate Portfolio Class 3                 1.90%     102,476      (123,020)      --     --      (20,544)
SST Allocation Moderate Portfolio Class 3                 1.95%         147        (1,986)      --     --       (1,839)
SST Allocation Moderate Portfolio Class 3                 2.02%         282       (18,512)      --     --      (18,230)
SST Allocation Moderate Portfolio Class 3                 2.15%       2,699        (8,516)      --     --       (5,817)
SST Allocation Moderate Portfolio Class 3                 2.17%           9        (3,687)      --     --       (3,678)
SST Allocation Moderate Portfolio Class 3                 2.30%          67        (6,002)      --     --       (5,935)
SST Asset Allocation Diversified Growth Portfolio
  Class 3                                                 1.10%       2,787            --       --     --        2,787
SST Asset Allocation Diversified Growth Portfolio
  Class 3                                                 1.35%      10,325            --       --     --       10,325
SST Diversified Fixed Income Portfolio Class 3            1.10%       3,827            (4)      --     --        3,823
SST Diversified Fixed Income Portfolio Class 3            1.35%       1,380            --       --     --        1,380
SST Diversified Fixed Income Portfolio Class 3            1.40%       2,729        (1,017)      --     --        1,712
SST Focus Growth Portfolio Class 3                        1.10%       2,800           (15)      --     --        2,785
SST Focus Growth Portfolio Class 3                        1.35%          --            --       --     --           --
SST Focus Value Portfolio Class 3                         1.10%       3,402            --       --     --        3,402
SST Focus Value Portfolio Class 3                         1.35%       1,265            --       --     --        1,265
SST International Equity Portfolio Class 3                1.10%      18,334            --       --     --       18,334
SST International Equity Portfolio Class 3                1.35%          --            --       --     --           --
SST International Equity Portfolio Class 3                1.40%       5,140            --       --     --        5,140
SST Large Cap Growth Portfolio Class 3                    1.10%       2,060        (1,136)      --     --          924
SST Large Cap Growth Portfolio Class 3                    1.35%         857           (28)      --     --          829

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SST Large Cap Growth Portfolio Class 3                    1.40%        6,717            (3)    --       --       6,714
SST Large Cap Value Portfolio Class 3                     1.10%        2,689           (96)    --       --       2,593
SST Large Cap Value Portfolio Class 3                     1.35%           --            --     --       --          --
SST Large Cap Value Portfolio Class 3                     1.40%        8,470           (11)    --       --       8,459
SST Mid Cap Growth Portfolio Class 3                      1.10%       21,175        (1,216)    --       --      19,959
SST Mid Cap Growth Portfolio Class 3                      1.35%          640            --     --       --         640
SST Mid Cap Growth Portfolio Class 3                      1.40%        7,912           (33)    --       --       7,879
SST Mid Cap Value Portfolio Class 3                       1.10%       13,105          (357)    --       --      12,748
SST Mid Cap Value Portfolio Class 3                       1.35%        1,897            --     --       --       1,897
SST Mid Cap Value Portfolio Class 3                       1.40%        8,638            (1)    --       --       8,637
SST Real Return Portfolio Class 3                         1.10%       44,619        (6,321)    --       --      38,298
SST Real Return Portfolio Class 3                         1.15%      309,113      (226,806)    --     (337)     81,970
SST Real Return Portfolio Class 3                         1.30%    1,168,364      (957,839)   996       --     211,521
SST Real Return Portfolio Class 3                         1.35%        7,142           (68)    --       --       7,074
SST Real Return Portfolio Class 3                         1.40%      128,252       (68,758)    --       --      59,494
SST Real Return Portfolio Class 3                         1.52%      491,123    (1,331,520)    --     (198)   (840,595)
SST Real Return Portfolio Class 3                         1.55%      487,174      (534,306)    --       --     (47,132)
SST Real Return Portfolio Class 3                         1.65%      664,658      (693,091)    --      (84)    (28,517)
SST Real Return Portfolio Class 3                         1.70%        3,137           (31)    --       --       3,106
SST Real Return Portfolio Class 3                         1.72%       16,516       (19,683)    --       --      (3,167)
SST Real Return Portfolio Class 3                         1.77%      205,968      (524,581)    --       --    (318,613)
SST Real Return Portfolio Class 3                         1.80%       48,979       (72,435)    --       --     (23,456)
SST Real Return Portfolio Class 3                         1.90%      256,009      (347,702)    --       --     (91,693)
SST Real Return Portfolio Class 3                         1.95%        2,583        (7,748)    --       --      (5,165)
SST Real Return Portfolio Class 3                         1.97%          138        (2,502)    --       --      (2,364)
SST Real Return Portfolio Class 3                         2.02%        2,153        (4,602)    --       --      (2,449)
SST Real Return Portfolio Class 3                         2.05%           --          (232)    --       --        (232)
SST Real Return Portfolio Class 3                         2.15%        8,142       (14,038)    --       --      (5,896)
SST Real Return Portfolio Class 3                         2.17%        1,412       (16,030)    --       --     (14,618)
SST Real Return Portfolio Class 3                         2.30%        1,285       (16,710)    --       --     (15,425)
SST Small Cap Portfolio Class 3                           1.10%        8,071            (3)    --       --       8,068
SST Small Cap Portfolio Class 3                           1.35%           --            --     --       --          --
SST Small Cap Portfolio Class 3                           1.40%        2,381            (5)    --       --       2,376
SST Stock Portfolio Class 3                               1.10%       10,110           (50)    --       --      10,060
SST Stock Portfolio Class 3                               1.35%        2,466            --     --       --       2,466
SST Stock Portfolio Class 3                               1.40%       12,160          (101)    --       --      12,059
SST Stock Portfolio Class 3                               1.70%          995            --     --       --         995
VALIC Company I International Equities Index Fund         1.10%      116,110        (9,378)    --       --     106,732
VALIC Company I International Equities Index Fund         1.35%        5,889            --     --       --       5,889
VALIC Company I International Equities Index Fund         1.40%       63,483        (4,066)    --       --      59,417
VALIC Company I Mid Cap Index Fund                        1.10%      120,160        (8,552)    --       --     111,608
VALIC Company I Mid Cap Index Fund                        1.35%        9,994          (435)    --       --       9,559
VALIC Company I Mid Cap Index Fund                        1.40%       34,135        (2,037)    --       --      32,098
VALIC Company I Nasdaq-100 Index Fund                     1.10%       59,400        (6,757)    --       --      52,643
VALIC Company I Nasdaq-100 Index Fund                     1.35%        6,130          (202)    --       --       5,928
VALIC Company I Nasdaq-100 Index Fund                     1.40%       30,487        (4,144)    --       --      26,343
VALIC Company I Small Cap Index Fund                      1.10%      105,998        (9,911)    --       --      96,087
VALIC Company I Small Cap Index Fund                      1.35%        8,680          (419)    --       --       8,261
VALIC Company I Small Cap Index Fund                      1.40%       59,647        (2,489)    --       --      57,158
VALIC Company I Stock Index Fund                          1.10%      573,224      (143,356)    --       --     429,868
VALIC Company I Stock Index Fund                          1.35%       11,092        (1,564)    --       --       9,528
VALIC Company I Stock Index Fund                          1.40%      111,860        (5,211)    --       --     106,649
VALIC Company I Global Social Awareness Fund              1.35%           --            --     --       --          --

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.



                                                   Contracts
                                                    with a
                                                     Total                Accumulation Annuity Annuity
                                                    Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                          of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
-------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
AFIS - Capital Income Builder                        1.40%         707             --      --       --          707
American Funds Asset Allocation Fund Class 2         1.52%     197,348       (610,618)  4,637       --     (408,633)
American Funds Asset Allocation Fund Class 2         1.77%       4,461        (17,971)     --       --      (13,510)
American Funds Asset Allocation Fund Class 3         1.30%      23,029        (80,661)     --   (3,448)     (61,080)
American Funds Asset Allocation Fund Class 3         1.40%         676         (5,948)     --       --       (5,272)
American Funds Cash Management Fund Class 3          1.30%     215,916       (220,218)     --   (4,965)      (9,267)
American Funds Cash Management Fund Class 3          1.40%      12,483        (15,904)     --       --       (3,421)
American Funds Global Growth Fund Class 2            1.52%     243,882     (1,164,815) 16,045       --     (904,888)
American Funds Global Growth Fund Class 2            1.72%      30,384       (220,837)  1,222       --     (189,231)
American Funds Global Growth Fund Class 2            1.77%      12,745        (73,178)     --       --      (60,433)
American Funds Global Growth Fund Class 2            1.97%       3,875        (26,371)     --       --      (22,496)
American Funds Growth Fund Class 2                   1.52%     233,520     (1,838,525) 44,130       --   (1,560,875)
American Funds Growth Fund Class 2                   1.72%      36,723       (363,764)  1,707       --     (325,334)
American Funds Growth Fund Class 2                   1.77%      13,460        (83,180)     --       --      (69,720)
American Funds Growth Fund Class 2                   1.97%       3,791        (33,091)     --       --      (29,300)
American Funds Growth Fund Class 3                   1.30%      12,329        (92,803)     --   (3,602)     (84,076)
American Funds Growth Fund Class 3                   1.40%         192         (2,981)     --       --       (2,789)
American Funds Growth-Income Fund Class 2            1.52%     375,932     (2,340,867) 50,671       --   (1,914,264)
American Funds Growth-Income Fund Class 2            1.72%      45,866       (400,514)     --       --     (354,648)
American Funds Growth-Income Fund Class 2            1.77%      18,708       (133,060)     --       --     (114,352)
American Funds Growth-Income Fund Class 2            1.97%       9,560        (41,194)     --       --      (31,634)
American Funds Growth-Income Fund Class 3            1.30%      22,989       (145,172)     --  (10,647)    (132,830)
American Funds Growth-Income Fund Class 3            1.40%         906         (5,426)     --       --       (4,520)
American Funds High-Income Bond Fund Class 3         1.30%      14,554        (42,717)     --   (1,519)     (29,682)
American Funds High-Income Bond Fund Class 3         1.40%          --           (327)     --       --         (327)
American Funds International Fund Class 3            1.30%       8,420       (103,173)     --   (5,121)     (99,874)
American Funds International Fund Class 3            1.40%           2         (5,142)     --       --       (5,140)
American Funds US Government AAA-Rated Securities
  Fund Class 3                                       1.30%      41,746        (81,653)     --   (3,851)     (43,758)
American Funds US Government AAA-Rated Securities
  Fund Class 3                                       1.40%          --         (6,320)     --       --       (6,320)
AST Asset Allocation Portfolio Class 1               1.52%      44,359       (547,586) 39,600       --     (463,627)
AST Asset Allocation Portfolio Class 1               1.77%          62         (3,242)     --       --       (3,180)
AST Asset Allocation Portfolio Class 2               1.52%       1,920        (81,654)    874       --      (78,860)
AST Asset Allocation Portfolio Class 2               1.72%          61           (432)     --       --         (371)
AST Asset Allocation Portfolio Class 2               1.77%         321         (1,839)     --       --       (1,518)
AST Asset Allocation Portfolio Class 2               1.97%         622        (11,506)     --       --      (10,884)
AST Asset Allocation Portfolio Class 3               1.15%      34,540        (28,860)     --     (863)       4,817
AST Asset Allocation Portfolio Class 3               1.30%      53,644        (28,508)     --       --       25,136
AST Asset Allocation Portfolio Class 3               1.40%       6,550         (1,004)     --       --        5,546
AST Asset Allocation Portfolio Class 3               1.52%      11,184        (53,393)  1,409     (523)     (41,323)
AST Asset Allocation Portfolio Class 3               1.55%       7,920        (17,133)     --       --       (9,213)
AST Asset Allocation Portfolio Class 3               1.65%      23,117        (22,668)     --       --          449
AST Asset Allocation Portfolio Class 3               1.72%      25,935        (77,581)     --       --      (51,646)
AST Asset Allocation Portfolio Class 3               1.77%      17,655        (11,249)     --       --        6,406
AST Asset Allocation Portfolio Class 3               1.80%       1,028         (2,454)     --       --       (1,426)
AST Asset Allocation Portfolio Class 3               1.90%      11,866        (14,207)     --       --       (2,341)
AST Asset Allocation Portfolio Class 3               1.97%       1,722         (2,188)     --       --         (466)
AST Asset Allocation Portfolio Class 3               2.02%          11            (46)     --       --          (35)
AST Asset Allocation Portfolio Class 3               2.15%       2,445         (2,456)     --       --          (11)
AST Asset Allocation Portfolio Class 3               2.17%           4            (99)     --       --          (95)
AST Asset Allocation Portfolio Class 3               2.30%           5            (23)     --       --          (18)
AST Capital Appreciation Portfolio Class 1           1.52%      64,237       (590,960) 16,545       --     (510,178)
AST Capital Appreciation Portfolio Class 1           1.77%         367        (12,497)     --       --      (12,130)
AST Capital Appreciation Portfolio Class 2           1.40%       1,570         (9,355)     --       --       (7,785)
AST Capital Appreciation Portfolio Class 2           1.52%       4,521       (103,903)  3,635       --      (95,747)
AST Capital Appreciation Portfolio Class 2           1.55%         318         (2,740)     --       --       (2,422)
AST Capital Appreciation Portfolio Class 2           1.70%         367         (1,293)     --       --         (926)
AST Capital Appreciation Portfolio Class 2           1.72%           6         (1,931)     --       --       (1,925)
AST Capital Appreciation Portfolio Class 2           1.77%       2,141        (10,365)     --       --       (8,224)
AST Capital Appreciation Portfolio Class 2           1.80%          --         (1,003)     --       --       (1,003)
AST Capital Appreciation Portfolio Class 2           1.95%          --             --      --       --           --
AST Capital Appreciation Portfolio Class 2           1.97%         102         (1,945)     --       --       (1,843)
AST Capital Appreciation Portfolio Class 3           1.15%     217,951       (152,124)  3,296       --       69,123
AST Capital Appreciation Portfolio Class 3           1.30%     374,705       (385,542)     --       --      (10,837)
AST Capital Appreciation Portfolio Class 3           1.40%      70,665        (26,839)     --       --       43,826
AST Capital Appreciation Portfolio Class 3           1.52%      79,461       (671,780)  2,795       --     (589,524)
AST Capital Appreciation Portfolio Class 3           1.55%     252,592       (199,939)     --       --       52,653
AST Capital Appreciation Portfolio Class 3           1.65%     265,282       (264,971)    116       --          427
AST Capital Appreciation Portfolio Class 3           1.72%       9,053       (110,250)     --       --     (101,197)
AST Capital Appreciation Portfolio Class 3           1.77%      29,015       (148,478)     --       --     (119,463)
AST Capital Appreciation Portfolio Class 3           1.80%      15,426        (11,931)     --       --        3,495
AST Capital Appreciation Portfolio Class 3           1.90%     129,748       (154,981)     --       --      (25,233)
AST Capital Appreciation Portfolio Class 3           1.95%       1,816         (6,020)     --       --       (4,204)
AST Capital Appreciation Portfolio Class 3           1.97%       1,276        (15,475)     --       --      (14,199)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
AST Capital Appreciation Portfolio Class 3                2.02%          708        (4,910)     --     --         (4,202)
AST Capital Appreciation Portfolio Class 3                2.05%           --          (301)     --     --           (301)
AST Capital Appreciation Portfolio Class 3                2.15%       23,073        (4,746)     --     --         18,327
AST Capital Appreciation Portfolio Class 3                2.17%          633        (1,059)     --     --           (426)
AST Capital Appreciation Portfolio Class 3                2.30%        6,231        (1,319)     --     --          4,912
AST Government and Quality Bond Portfolio Class 1         1.52%      200,479      (848,293) 29,320     --       (618,494)
AST Government and Quality Bond Portfolio Class 1         1.77%        2,847       (28,917)     --     --        (26,070)
AST Government and Quality Bond Portfolio Class 2         1.52%       29,708      (355,254) 28,899     --       (296,647)
AST Government and Quality Bond Portfolio Class 2         1.72%        1,452       (13,417)     --     --        (11,965)
AST Government and Quality Bond Portfolio Class 2         1.77%       14,120       (48,049)     --     --        (33,929)
AST Government and Quality Bond Portfolio Class 2         1.97%          332        (2,832)     --     --         (2,500)
AST Government and Quality Bond Portfolio Class 3         1.15%      442,623      (380,690)  3,261     --         65,194
AST Government and Quality Bond Portfolio Class 3         1.30%    1,669,881    (1,259,287)     --     --        410,594
AST Government and Quality Bond Portfolio Class 3         1.40%       50,280       (61,297)     --     --        (11,017)
AST Government and Quality Bond Portfolio Class 3         1.52%      595,618    (2,893,662)  7,672     --     (2,290,372)
AST Government and Quality Bond Portfolio Class 3         1.55%      246,565      (327,924)     --     --        (81,359)
AST Government and Quality Bond Portfolio Class 3         1.65%      849,943      (802,747)    543     --         47,739
AST Government and Quality Bond Portfolio Class 3         1.72%      135,547      (514,398)     --     --       (378,851)
AST Government and Quality Bond Portfolio Class 3         1.77%      212,328      (828,542)     --     --       (616,214)
AST Government and Quality Bond Portfolio Class 3         1.80%       56,195       (53,563)     --     --          2,632
AST Government and Quality Bond Portfolio Class 3         1.90%      690,176      (736,492)     --     --        (46,316)
AST Government and Quality Bond Portfolio Class 3         1.95%        7,380       (12,249)     --     --         (4,869)
AST Government and Quality Bond Portfolio Class 3         1.97%       44,452       (48,795)     --     --         (4,343)
AST Government and Quality Bond Portfolio Class 3         2.02%        3,078       (23,893)     --     --        (20,815)
AST Government and Quality Bond Portfolio Class 3         2.05%            5            (5)     --     --             --
AST Government and Quality Bond Portfolio Class 3         2.15%        2,385        (7,091)     --     --         (4,706)
AST Government and Quality Bond Portfolio Class 3         2.17%          475        (3,699)     --     --         (3,224)
AST Government and Quality Bond Portfolio Class 3         2.30%        1,163        (1,654)     --     --           (491)
AST Growth Portfolio Class 1                              1.52%        4,830      (334,872) 14,028     --       (316,014)
AST Growth Portfolio Class 1                              1.77%          179        (5,907)     --     --         (5,728)
AST Growth Portfolio Class 2                              1.52%       21,057       (88,863)  1,482     --        (66,324)
AST Growth Portfolio Class 2                              1.72%           50        (2,542)     --     --         (2,492)
AST Growth Portfolio Class 2                              1.77%        2,723       (11,122)     --     --         (8,399)
AST Growth Portfolio Class 2                              1.97%           26           (51)     --     --            (25)
AST Growth Portfolio Class 3                              1.15%       42,927       (33,615)  1,966     --         11,278
AST Growth Portfolio Class 3                              1.30%       71,168       (61,744)     --     --          9,424
AST Growth Portfolio Class 3                              1.40%        2,127        (4,649)     --     --         (2,522)
AST Growth Portfolio Class 3                              1.52%       24,560      (295,537)  2,063     --       (268,914)
AST Growth Portfolio Class 3                              1.55%       58,411       (19,284)     --     --         39,127
AST Growth Portfolio Class 3                              1.65%       67,128       (28,039)     --    (72)        39,017
AST Growth Portfolio Class 3                              1.72%        3,094       (58,385)     --     --        (55,291)
AST Growth Portfolio Class 3                              1.77%        7,594       (61,230)     --     --        (53,636)
AST Growth Portfolio Class 3                              1.80%            3        (3,888)     --     --         (3,885)
AST Growth Portfolio Class 3                              1.90%       29,520       (28,998)     --     --            522
AST Growth Portfolio Class 3                              1.97%          219        (5,809)     --     --         (5,590)
AST Growth Portfolio Class 3                              2.02%           20          (568)     --     --           (548)
AST Growth Portfolio Class 3                              2.15%          125          (728)     --     --           (603)
AST Natural Resources Portfolio Class 1                   1.52%       37,000      (145,954)    964     --       (107,990)
AST Natural Resources Portfolio Class 1                   1.77%          955        (3,291)     --     --         (2,336)
AST Natural Resources Portfolio Class 2                   1.52%       14,214       (29,346)    254     --        (14,878)
AST Natural Resources Portfolio Class 2                   1.72%          303          (836)     --     --           (533)
AST Natural Resources Portfolio Class 2                   1.77%        5,615        (6,831)     --     --         (1,216)
AST Natural Resources Portfolio Class 2                   1.97%            8          (260)     --     --           (252)
AST Natural Resources Portfolio Class 3                   1.15%       93,318       (52,078)  5,777     --         47,017
AST Natural Resources Portfolio Class 3                   1.30%      242,011      (120,123)  4,393     --        126,281
AST Natural Resources Portfolio Class 3                   1.40%       45,087       (22,377)     --     --         22,710
AST Natural Resources Portfolio Class 3                   1.52%      196,705      (277,415)  1,108     --        (79,602)
AST Natural Resources Portfolio Class 3                   1.55%      162,332       (78,127)     --     --         84,205
AST Natural Resources Portfolio Class 3                   1.65%      227,324      (124,330)     --     --        102,994
AST Natural Resources Portfolio Class 3                   1.72%       30,361       (43,919)     --     --        (13,558)
AST Natural Resources Portfolio Class 3                   1.77%       61,718       (59,842)     --     --          1,876
AST Natural Resources Portfolio Class 3                   1.80%       12,647        (3,676)     --     --          8,971
AST Natural Resources Portfolio Class 3                   1.90%       96,992       (35,940)     --     --         61,052
AST Natural Resources Portfolio Class 3                   1.95%       28,307       (33,552)     --     --         (5,245)
AST Natural Resources Portfolio Class 3                   1.97%        1,481        (6,069)     --     --         (4,588)
AST Natural Resources Portfolio Class 3                   2.02%        7,451        (2,438)     --     --          5,013
AST Natural Resources Portfolio Class 3                   2.05%          691           (86)     --     --            605
AST Natural Resources Portfolio Class 3                   2.15%       14,717        (6,676)     --     --          8,041
AST Natural Resources Portfolio Class 3                   2.17%          520        (2,336)     --     --         (1,816)
AST Natural Resources Portfolio Class 3                   2.30%        2,082        (2,566)     --     --           (484)
Columbia VP Asset Allocation Fund Class 1                 1.52%           39        (3,013)     --     --         (2,974)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
Columbia VP Asset Allocation Fund Class 1                 1.77%           1          (132)      --      --        (131)
Columbia VP -Dividend Opportunity Fund Class 1            1.52%         525       (30,652)      --      --     (30,127)
Columbia VP -Dividend Opportunity Fund Class 1            1.77%         101        (2,995)      --      --      (2,894)
Columbia VP Income Opportunities Fund Class 1             1.52%      31,936       (91,206)      17      --     (59,253)
Columbia VP Income Opportunities Fund Class 1             1.72%       5,911       (46,491)      --      --     (40,580)
Columbia VP Income Opportunities Fund Class 1             1.77%       2,740       (22,616)      --      --     (19,876)
Columbia VP Income Opportunities Fund Class 1             1.97%         150        (5,853)      --      --      (5,703)
Columbia VP Income Opportunities Fund Class 1             2.02%          46          (213)      --      --        (167)
Columbia VP Income Opportunities Fund Class 1             2.17%          27        (1,595)      --      --      (1,568)
Columbia VP Marsico 21st Century Fund Class 1             1.52%         118        (3,635)      --      --      (3,517)
Columbia VP Marsico 21st Century Fund Class 1             1.77%           1        (1,044)      --      --      (1,043)
Columbia VP Marsico Focused Equities Fund Class 1         1.52%      40,330      (166,749)     115      --    (126,304)
Columbia VP Marsico Focused Equities Fund Class 1         1.72%      14,760      (109,982)      --      --     (95,222)
Columbia VP Marsico Focused Equities Fund Class 1         1.77%      21,718       (52,705)      --      --     (30,987)
Columbia VP Marsico Focused Equities Fund Class 1         1.97%         335        (6,509)      --      --      (6,174)
Columbia VP Marsico Focused Equities Fund Class 1         2.02%          22          (125)      --      --        (103)
Columbia VP Marsico Focused Equities Fund Class 1         2.17%           2            (6)      --      --          (4)
Columbia VP Marsico Growth Fund Class 1                   1.52%       1,046       (25,014)      --      --     (23,968)
Columbia VP Marsico Growth Fund Class 1                   1.77%         188        (1,241)      --      --      (1,053)
Columbia VP Marsico International Opportunities Fund
  Class 2                                                 1.52%       6,451       (20,253)      --      --     (13,802)
Columbia VP Marsico International Opportunities Fund
  Class 2                                                 1.77%         338          (641)      --      --        (303)
Columbia VP Mid Cap Growth Opportunity Fund Class 1       1.52%          67        (1,715)      --      --      (1,648)
Columbia VP Mid Cap Growth Opportunity Fund Class 1       1.77%          76        (1,192)      --      --      (1,116)
Columbia VP Small Company Growth Fund Class 1             1.52%       3,492        (6,574)      --      --      (3,082)
Columbia VP Small Company Growth Fund Class 1             1.77%         452          (710)      --      --        (258)
Franklin Income Securities Fund Class 2                   1.10%         185            (2)      --      --         183
Franklin Income Securities Fund Class 2                   1.15%     405,868      (123,790)     383      --     282,461
Franklin Income Securities Fund Class 2                   1.30%     683,188      (455,597)   3,805      --     231,396
Franklin Income Securities Fund Class 2                   1.40%      61,947       (18,893)      --      --      43,054
Franklin Income Securities Fund Class 2                   1.52%     518,528      (714,024)      --      --    (195,496)
Franklin Income Securities Fund Class 2                   1.55%     399,840      (199,976)      --      --     199,864
Franklin Income Securities Fund Class 2                   1.65%     451,830      (303,654)      --      --     148,176
Franklin Income Securities Fund Class 2                   1.77%     125,445      (205,154)      --      --     (79,709)
Franklin Income Securities Fund Class 2                   1.80%      42,532        (7,562)      --      --      34,970
Franklin Income Securities Fund Class 2                   1.90%     194,229      (121,755)      --      --      72,474
Franklin Income Securities Fund Class 2                   1.95%       6,401       (12,414)      --      --      (6,013)
Franklin Income Securities Fund Class 2                   2.02%       3,794        (9,803)      --      --      (6,009)
Franklin Income Securities Fund Class 2                   2.15%      17,266       (26,077)      --      --      (8,811)
Franklin Income Securities Fund Class 2                   2.17%       2,519        (2,494)      --      --          25
Franklin Income Securities Fund Class 2                   2.30%         319        (5,490)      --      --      (5,171)
Franklin Strategic Income VIP Fund                        1.40%       1,071           (12)      --      --       1,059
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.15%      30,196       (23,874)      --      --       6,322
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.30%     213,174       (74,666)      --      --     138,508
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.40%      27,184        (3,382)      --      --      23,802
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.52%     165,398      (335,068)      --      --    (169,670)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.55%     180,988       (49,308)      --      --     131,680
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.65%     204,771       (64,932)      --      --     139,839
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.77%      45,744      (134,632)      --      --     (88,888)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.80%      19,685          (935)      --      --      18,750
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.90%     109,144       (34,530)      --      --      74,614
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.95%       2,746        (5,167)      --      --      (2,421)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 2.02%       1,665        (9,236)      --      --      (7,571)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 2.15%         223        (2,965)      --      --      (2,742)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 2.17%         991          (231)      --      --         760
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 2.30%      12,402          (729)      --      --      11,673
Invesco VI American Franchise Fund Series II              1.15%      17,023        (1,259)      --      --      15,764
Invesco VI American Franchise Fund Series II              1.30%      20,601       (15,746)      --      --       4,855
Invesco VI American Franchise Fund Series II              1.40%       1,303        (4,418)      --      --      (3,115)
Invesco VI American Franchise Fund Series II              1.52%       7,339      (150,726)  17,764    (170)   (125,793)
Invesco VI American Franchise Fund Series II              1.55%      31,177        (9,537)      --      --      21,640
Invesco VI American Franchise Fund Series II              1.65%       8,397       (37,457)      --      --     (29,060)
Invesco VI American Franchise Fund Series II              1.72%       5,249       (24,515)      --      --     (19,266)
Invesco VI American Franchise Fund Series II              1.77%      19,897       (72,889)      --      --     (52,992)
Invesco VI American Franchise Fund Series II              1.80%       2,584           (86)      --      --       2,498
Invesco VI American Franchise Fund Series II              1.90%       7,111        (7,133)      --      --         (22)
Invesco VI American Franchise Fund Series II              1.97%          18        (2,203)      --      --      (2,185)
Invesco VI American Franchise Fund Series II              2.02%          39          (806)      --      --        (767)
Invesco VI American Franchise Fund Series II              2.05%          --           (16)      --      --         (16)
Invesco VI American Franchise Fund Series II              2.15%           7           (19)      --      --         (12)
Invesco VI American Franchise Fund Series II              2.30%       4,903        (4,312)      --      --         591
Invesco VI Comstock Fund Series II                        1.15%     136,436       (84,519)   1,300      --      53,217
Invesco VI Comstock Fund Series II                        1.30%     454,033      (485,536)      --      --     (31,503)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
Invesco VI Comstock Fund Series II                        1.40%      77,155        (29,097)     --     --         48,058
Invesco VI Comstock Fund Series II                        1.52%     406,519     (2,032,448)  7,793    (64)    (1,618,200)
Invesco VI Comstock Fund Series II                        1.55%     154,059       (242,912)     --     --        (88,853)
Invesco VI Comstock Fund Series II                        1.65%     260,154       (298,196)    313     --        (37,729)
Invesco VI Comstock Fund Series II                        1.70%       1,795         (4,721)     --     --         (2,926)
Invesco VI Comstock Fund Series II                        1.72%      41,633       (125,268)     --     --        (83,635)
Invesco VI Comstock Fund Series II                        1.77%     120,015       (478,321)     --     --       (358,306)
Invesco VI Comstock Fund Series II                        1.80%      10,327        (14,335)     --     --         (4,008)
Invesco VI Comstock Fund Series II                        1.90%     130,970       (199,593)     --     --        (68,623)
Invesco VI Comstock Fund Series II                        1.95%       3,390        (10,704)     --     --         (7,314)
Invesco VI Comstock Fund Series II                        1.97%       4,285        (11,319)     --     --         (7,034)
Invesco VI Comstock Fund Series II                        2.02%       1,501        (12,938)     --     --        (11,437)
Invesco VI Comstock Fund Series II                        2.05%           2            (38)     --     --            (36)
Invesco VI Comstock Fund Series II                        2.15%       1,558         (2,360)     --     --           (802)
Invesco VI Comstock Fund Series II                        2.17%       2,616         (6,962)     --     --         (4,346)
Invesco VI Comstock Fund Series II                        2.30%       2,444         (6,995)     --     --         (4,551)
Invesco VI Growth and Income Fund Series II               1.15%     130,260       (119,214)  4,210     --         15,256
Invesco VI Growth and Income Fund Series II               1.30%     417,495       (553,829)     --     --       (136,334)
Invesco VI Growth and Income Fund Series II               1.40%      75,529        (48,259)     --     --         27,270
Invesco VI Growth and Income Fund Series II               1.52%     271,423     (2,866,136) 17,278     --     (2,577,435)
Invesco VI Growth and Income Fund Series II               1.55%     159,630       (308,497)     --     --       (148,867)
Invesco VI Growth and Income Fund Series II               1.65%     259,516       (296,653)    359     --        (36,778)
Invesco VI Growth and Income Fund Series II               1.72%      34,731       (277,440)     --     --       (242,709)
Invesco VI Growth and Income Fund Series II               1.77%     105,254       (723,353)     --     --       (618,099)
Invesco VI Growth and Income Fund Series II               1.80%      18,511        (22,291)     --     --         (3,780)
Invesco VI Growth and Income Fund Series II               1.90%     130,048       (267,253)     --     --       (137,205)
Invesco VI Growth and Income Fund Series II               1.95%       2,534         (8,099)     --     --         (5,565)
Invesco VI Growth and Income Fund Series II               1.97%       1,620        (27,435)     --     --        (25,815)
Invesco VI Growth and Income Fund Series II               2.02%       1,475         (5,495)     --     --         (4,020)
Invesco VI Growth and Income Fund Series II               2.05%           2            (16)     --     --            (14)
Invesco VI Growth and Income Fund Series II               2.15%         327         (3,340)     --     --         (3,013)
Invesco VI Growth and Income Fund Series II               2.17%          81         (6,529)     --     --         (6,448)
Invesco VI Growth and Income Fund Series II               2.30%         924         (7,838)     --     --         (6,914)
Ivy Funds VIP Asset Strategy                              1.40%       1,082             (5)     --     --          1,077
Lord Abbett Growth and Income Portfolio Class VC          1.15%      49,297        (54,438)    456     --         (4,685)
Lord Abbett Growth and Income Portfolio Class VC          1.30%     108,304       (262,269)     --     --       (153,965)
Lord Abbett Growth and Income Portfolio Class VC          1.40%      14,224        (28,209)     --     --        (13,985)
Lord Abbett Growth and Income Portfolio Class VC          1.52%     173,169     (1,702,626) 30,298     --     (1,499,159)
Lord Abbett Growth and Income Portfolio Class VC          1.55%     117,705       (143,918)     --     --        (26,213)
Lord Abbett Growth and Income Portfolio Class VC          1.65%     111,411       (168,439)     --    (42)       (57,070)
Lord Abbett Growth and Income Portfolio Class VC          1.72%       6,546       (135,704)     --     --       (129,158)
Lord Abbett Growth and Income Portfolio Class VC          1.77%      43,718       (452,685)     --     --       (408,967)
Lord Abbett Growth and Income Portfolio Class VC          1.80%       2,746         (9,001)     --     --         (6,255)
Lord Abbett Growth and Income Portfolio Class VC          1.90%      74,422       (172,000)     --     --        (97,578)
Lord Abbett Growth and Income Portfolio Class VC          1.95%       1,043         (6,541)     --     --         (5,498)
Lord Abbett Growth and Income Portfolio Class VC          1.97%         196         (9,239)     --     --         (9,043)
Lord Abbett Growth and Income Portfolio Class VC          2.02%         784         (4,005)     --     --         (3,221)
Lord Abbett Growth and Income Portfolio Class VC          2.05%           2             (6)     --     --             (4)
Lord Abbett Growth and Income Portfolio Class VC          2.15%       2,093         (2,197)     --     --           (104)
Lord Abbett Growth and Income Portfolio Class VC          2.17%          91         (2,622)     --     --         (2,531)
Lord Abbett Growth and Income Portfolio Class VC          2.30%         374         (6,884)     --     --         (6,510)
Lord Abbett Mid Cap Stock Portfolio Class VC              1.52%      19,767       (230,899)  2,172     --       (208,960)
Lord Abbett Mid Cap Stock Portfolio Class VC              1.77%         389        (20,502)     --     --        (20,113)
Principal Diversified International Account Class 1       1.40%     (31,832)       (37,156) 34,243     --        (34,745)
Principal Diversified International Account Class 1       1.55%         311           (457)     --     --           (146)
Principal Diversified International Account Class 1       1.80%          93            (42)     --     --             51
Principal Diversified International Account Class 2       1.55%       1,497        (11,123)     --     --         (9,626)
Principal Diversified International Account Class 2       1.70%         711           (263)     --     --            448
Principal Diversified International Account Class 2       1.95%          --             --      --     --             --
Principal Equity Income Account Class 1                   1.40%     (24,443)      (130,433) 27,992     --       (126,884)
Principal Equity Income Account Class 1                   1.55%       2,760        (28,941)     --     --        (26,181)
Principal Equity Income Account Class 1                   1.80%          84         (6,415)     --     --         (6,331)
Principal Equity Income Account Class 2                   1.52%         476        (25,292)     --     --        (24,816)
Principal Equity Income Account Class 2                   1.55%       6,721        (55,134)     --     --        (48,413)
Principal Equity Income Account Class 2                   1.70%       3,450         (2,060)     --     --          1,390
Principal Equity Income Account Class 2                   1.77%         117           (985)     --     --           (868)
Principal Equity Income Account Class 2                   1.95%         325           (382)     --     --            (57)
Principal Government & High Quality Bond Class 1          1.40%         786        (24,745)    371     --        (23,588)
Principal Government & High Quality Bond Class 1          1.55%          --        (12,961)     --     --        (12,961)
Principal Government & High Quality Bond Class 1          1.80%          89         (3,242)     --     --         (3,153)
Principal Government & High Quality Bond Class 2          1.55%         611        (11,037)     --     --        (10,426)
Principal Government & High Quality Bond Class 2          1.70%          --           (104)     --     --           (104)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
Principal Government & High Quality Bond Class 2          1.95%         556          (207)      --     --          349
Principal Income Account Class 1                          1.40%       2,165       (86,950)     191     --      (84,594)
Principal Income Account Class 1                          1.55%       2,441        (6,742)      --     --       (4,301)
Principal Income Account Class 1                          1.80%         417       (14,730)      --     --      (14,313)
Principal Income Account Class 2                          1.55%     (10,945)      (33,391)  11,840     --      (32,496)
Principal Income Account Class 2                          1.70%         343        (4,813)      --     --       (4,470)
Principal Income Account Class 2                          1.95%          --            (2)      --     --           (2)
Principal LargeCap Blend Account II Class 1               1.40%       3,345       (14,345)     214     --      (10,786)
Principal LargeCap Blend Account II Class 1               1.55%          37          (877)      --     --         (840)
Principal LargeCap Blend Account II Class 1               1.80%          32        (2,394)      --     --       (2,362)
Principal LargeCap Blend Account II Class 2               1.55%       3,246        (5,815)      --     --       (2,569)
Principal LargeCap Blend Account II Class 2               1.70%          47          (250)      --     --         (203)
Principal LargeCap Blend Account II Class 2               1.95%          --            (1)      --     --           (1)
Principal LargeCap Growth Account Class 1                 1.40%         228        (3,431)      --     --       (3,203)
Principal LargeCap Growth Account Class 1                 1.55%          --          (879)      --     --         (879)
Principal LargeCap Growth Account Class 1                 1.80%      18,843        (1,066)      --     --       17,777
Principal LargeCap Growth Account Class 2                 1.55%       1,704        (7,088)      --     --       (5,384)
Principal LargeCap Growth Account Class 2                 1.70%          91          (754)      --     --         (663)
Principal LargeCap Growth Account Class 2                 1.95%          --            --       --     --           --
Principal Money Market Account Class 1                    1.40%      32,015       (90,300)     116     --      (58,169)
Principal Money Market Account Class 1                    1.55%      18,721       (39,847)      --     --      (21,126)
Principal Money Market Account Class 1                    1.80%      48,612        (4,494)      --     --       44,118
Principal Money Market Account Class 2                    1.55%      (4,598)      (28,102)   5,151     --      (27,549)
Principal Money Market Account Class 2                    1.70%          --       (13,218)      --     --      (13,218)
Principal Money Market Account Class 2                    1.95%          --          (121)      --     --         (121)
Principal PVC Capital Appreciation Account Class 1        1.40%     (20,805)      (66,944)  22,413     --      (65,336)
Principal PVC Capital Appreciation Account Class 1        1.55%       2,570       (13,057)      --     --      (10,487)
Principal PVC Capital Appreciation Account Class 1        1.80%         115        (6,355)      --     --       (6,240)
Principal PVC MidCap Blend Acct Class 1                   1.40%          11       (11,527)      72     --      (11,444)
Principal PVC MidCap Blend Acct Class 1                   1.55%          25        (1,528)      --     --       (1,503)
Principal PVC MidCap Blend Acct Class 1                   1.80%          11        (1,463)      --     --       (1,452)
Principal PVC MidCap Blend Acct Class 2                   1.55%           2        (1,555)      --     --       (1,553)
Principal PVC MidCap Blend Acct Class 2                   1.70%           6          (344)      --     --         (338)
Principal PVC MidCap Blend Acct Class 2                   1.95%          --          (403)      --     --         (403)
Principal PVC Principal Capital Appreciation Account
  Class 2                                                 1.55%         327       (10,970)      --     --      (10,643)
Principal PVC Principal Capital Appreciation Account
  Class 2                                                 1.70%          --          (383)      --     --         (383)
Principal PVC Principal Capital Appreciation Account
  Class 2                                                 1.95%         246          (221)      --     --           25
Principal Real Estate Securities Account Class 1          1.40%         713        (4,387)      --     --       (3,674)
Principal Real Estate Securities Account Class 1          1.55%          --        (1,168)      --     --       (1,168)
Principal Real Estate Securities Account Class 1          1.80%          --            --       --     --           --
Principal Real Estate Securities Account Class 2          1.55%           6        (1,029)      --     --       (1,023)
Principal Real Estate Securities Account Class 2          1.70%          21          (399)      --     --         (378)
Principal SAM Balanced Portfolio Class 1                  1.40%       5,496      (367,680)   1,317     --     (360,867)
Principal SAM Balanced Portfolio Class 1                  1.52%      19,483       (53,149)      --     --      (33,666)
Principal SAM Balanced Portfolio Class 1                  1.55%       1,866      (114,276)      --     --     (112,410)
Principal SAM Balanced Portfolio Class 1                  1.77%       1,666       (12,420)      --     --      (10,754)
Principal SAM Balanced Portfolio Class 1                  1.80%       2,348       (74,878)      --     --      (72,530)
Principal SAM Balanced Portfolio Class 2                  1.52%      22,840      (258,823)      --    (78)    (236,061)
Principal SAM Balanced Portfolio Class 2                  1.55%       2,384      (112,369)   4,317     --     (105,668)
Principal SAM Balanced Portfolio Class 2                  1.70%         406       (52,782)      --     --      (52,376)
Principal SAM Balanced Portfolio Class 2                  1.77%       7,417       (17,548)      --     --      (10,131)
Principal SAM Balanced Portfolio Class 2                  1.95%          --       (37,150)      --     --      (37,150)
Principal SAM Conservative Balanced Portfolio Class 1     1.40%        (333)      (59,905)     751     --      (59,487)
Principal SAM Conservative Balanced Portfolio Class 1     1.55%       1,216       (35,455)      --     --      (34,239)
Principal SAM Conservative Balanced Portfolio Class 1     1.80%           9       (17,358)      --     --      (17,349)
Principal SAM Conservative Balanced Portfolio Class 2     1.52%          11          (356)      --     --         (345)
Principal SAM Conservative Balanced Portfolio Class 2     1.55%       4,243       (86,486)      --     --      (82,243)
Principal SAM Conservative Balanced Portfolio Class 2     1.70%          25          (867)      --     --         (842)
Principal SAM Conservative Balanced Portfolio Class 2     1.77%          --            --       --     --           --
Principal SAM Conservative Balanced Portfolio Class 2     1.95%         471        (1,511)      --     --       (1,040)
Principal SAM Conservative Growth Portfolio Class 1       1.40%      (4,859)     (110,244)   8,461     --     (106,642)
Principal SAM Conservative Growth Portfolio Class 1       1.52%       1,851       (21,889)      --     --      (20,038)
Principal SAM Conservative Growth Portfolio Class 1       1.55%       3,052       (55,852)      --     --      (52,800)
Principal SAM Conservative Growth Portfolio Class 1       1.77%       3,605        (3,881)      --     --         (276)
Principal SAM Conservative Growth Portfolio Class 1       1.80%         203       (54,921)      --     --      (54,718)
Principal SAM Conservative Growth Portfolio Class 2       1.52%      30,705      (146,917)      --     --     (116,212)
Principal SAM Conservative Growth Portfolio Class 2       1.55%      13,327       (68,634)      --     --      (55,307)
Principal SAM Conservative Growth Portfolio Class 2       1.70%       2,016       (60,906)      --     --      (58,890)
Principal SAM Conservative Growth Portfolio Class 2       1.77%       1,321        (2,553)      --     --       (1,232)
Principal SAM Conservative Growth Portfolio Class 2       1.95%          --        (3,538)      --     --       (3,538)
Principal SAM Flexible Income Portfolio Class 1           1.40%      (2,419)      (71,274)   2,841     --      (70,852)
Principal SAM Flexible Income Portfolio Class 1           1.55%       6,476        (6,852)      --     --         (376)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
Principal SAM Flexible Income Portfolio Class 1           1.80%          13       (36,332)      --     --      (36,319)
Principal SAM Flexible Income Portfolio Class 2           1.52%          33          (747)      --     --         (714)
Principal SAM Flexible Income Portfolio Class 2           1.55%      (8,788)      (60,680)   9,062     --      (60,406)
Principal SAM Flexible Income Portfolio Class 2           1.70%          --       (18,848)      --     --      (18,848)
Principal SAM Flexible Income Portfolio Class 2           1.95%         410          (909)      --     --         (499)
Principal SAM Strategic Growth Portfolio Class 1          1.40%      16,893       (84,220)   7,133     --      (60,194)
Principal SAM Strategic Growth Portfolio Class 1          1.52%       1,447        (6,919)      --     --       (5,472)
Principal SAM Strategic Growth Portfolio Class 1          1.55%       9,406       (21,289)      --     --      (11,883)
Principal SAM Strategic Growth Portfolio Class 1          1.77%          66          (746)      --     --         (680)
Principal SAM Strategic Growth Portfolio Class 1          1.80%           2       (13,115)      --     --      (13,113)
Principal SAM Strategic Growth Portfolio Class 2          1.52%       2,822       (34,308)      --     --      (31,486)
Principal SAM Strategic Growth Portfolio Class 2          1.55%         795       (19,876)      --     --      (19,081)
Principal SAM Strategic Growth Portfolio Class 2          1.70%           1       (12,998)      --     --      (12,997)
Principal SAM Strategic Growth Portfolio Class 2          1.77%          70        (6,007)      --     --       (5,937)
Principal SAM Strategic Growth Portfolio Class 2          1.95%          12          (499)      --     --         (487)
Principal Short-Term Income Account Class 1               1.40%        (105)      (14,892)     373     --      (14,624)
Principal Short-Term Income Account Class 1               1.55%           1        (3,797)      --     --       (3,796)
Principal Short-Term Income Account Class 1               1.80%          --           (29)      --     --          (29)
Principal Short-Term Income Account Class 2               1.55%         138        (1,732)      --     --       (1,594)
Principal Short-Term Income Account Class 2               1.70%         207          (422)      --     --         (215)
Principal Short-Term Income Account Class 2               1.95%          --          (208)      --     --         (208)
Principal SmallCap Growth Account II Class 1              1.40%       2,840        (8,574)      93     --       (5,641)
Principal SmallCap Growth Account II Class 1              1.55%         616          (627)      --     --          (11)
Principal SmallCap Growth Account II Class 1              1.80%           2           (16)      --     --          (14)
Principal SmallCap Growth Account II Class 2              1.55%         547          (996)      --     --         (449)
Principal SmallCap Growth Account II Class 2              1.70%         306          (475)      --     --         (169)
Principal SmallCap Growth Account II Class 2              1.95%          --           (51)      --     --          (51)
Principal SmallCap Value Account I Class 1                1.40%          24        (5,438)      --     --       (5,414)
Principal SmallCap Value Account I Class 1                1.55%          11          (294)      --     --         (283)
Principal SmallCap Value Account I Class 1                1.80%          --            --       --     --           --
Principal SmallCap Value Account I Class 2                1.55%         100          (767)      --     --         (667)
Principal SmallCap Value Account I Class 2                1.70%       2,229          (213)      --     --        2,016
SAST Aggressive Growth Portfolio Class 1                  1.52%      64,516      (437,620)  10,768     --     (362,336)
SAST Aggressive Growth Portfolio Class 1                  1.77%         189        (2,043)      --     --       (1,854)
SAST Aggressive Growth Portfolio Class 2                  1.52%       3,261       (20,920)      --     --      (17,659)
SAST Aggressive Growth Portfolio Class 2                  1.72%          28        (1,853)      --     --       (1,825)
SAST Aggressive Growth Portfolio Class 2                  1.77%       2,063        (4,893)      --     --       (2,830)
SAST Aggressive Growth Portfolio Class 2                  1.97%           1            --       --     --            1
SAST Aggressive Growth Portfolio Class 3                  1.15%      28,341       (21,639)      --     --        6,702
SAST Aggressive Growth Portfolio Class 3                  1.30%      65,544       (34,488)      --     --       31,056
SAST Aggressive Growth Portfolio Class 3                  1.40%      13,137        (5,767)      --     --        7,370
SAST Aggressive Growth Portfolio Class 3                  1.52%      98,033      (224,242)      --     --     (126,209)
SAST Aggressive Growth Portfolio Class 3                  1.55%      65,108       (45,553)      --     --       19,555
SAST Aggressive Growth Portfolio Class 3                  1.65%     169,147       (52,658)      --     --      116,489
SAST Aggressive Growth Portfolio Class 3                  1.72%       2,268        (9,124)      --     --       (6,856)
SAST Aggressive Growth Portfolio Class 3                  1.77%      46,002       (66,864)      --     --      (20,862)
SAST Aggressive Growth Portfolio Class 3                  1.80%         552        (2,401)      --     --       (1,849)
SAST Aggressive Growth Portfolio Class 3                  1.90%      78,178       (27,949)      --     --       50,229
SAST Aggressive Growth Portfolio Class 3                  1.95%          --            --       --     --           --
SAST Aggressive Growth Portfolio Class 3                  1.97%          51          (942)      --     --         (891)
SAST Aggressive Growth Portfolio Class 3                  2.02%          52           (55)      --     --           (3)
SAST Aggressive Growth Portfolio Class 3                  2.15%       1,457          (526)      --     --          931
SAST Aggressive Growth Portfolio Class 3                  2.17%          62           (19)      --     --           43
SAST Aggressive Growth Portfolio Class 3                  2.30%          --           (75)      --     --          (75)
SAST Alliance Growth Portfolio Class 1                    1.52%      76,775      (542,660)  13,747     --     (452,138)
SAST Alliance Growth Portfolio Class 1                    1.77%          81        (4,830)      --     --       (4,749)
SAST Alliance Growth Portfolio Class 2                    1.40%          (1)       (1,631)      17     --       (1,615)
SAST Alliance Growth Portfolio Class 2                    1.52%       6,931       (71,615)     877     --      (63,807)
SAST Alliance Growth Portfolio Class 2                    1.55%         399        (2,771)      --     --       (2,372)
SAST Alliance Growth Portfolio Class 2                    1.70%          52          (229)      --     --         (177)
SAST Alliance Growth Portfolio Class 2                    1.72%           5          (707)      --     --         (702)
SAST Alliance Growth Portfolio Class 2                    1.77%         709       (12,681)      --     --      (11,972)
SAST Alliance Growth Portfolio Class 2                    1.80%          --            (5)      --     --           (5)
SAST Alliance Growth Portfolio Class 2                    1.97%          39          (609)      --     --         (570)
SAST Alliance Growth Portfolio Class 3                    1.15%      53,553       (31,164)   2,883     --       25,272
SAST Alliance Growth Portfolio Class 3                    1.30%      95,358       (65,650)      --     --       29,708
SAST Alliance Growth Portfolio Class 3                    1.40%      15,167       (24,407)      --     --       (9,240)
SAST Alliance Growth Portfolio Class 3                    1.52%      40,310      (354,463)   1,651     --     (312,502)
SAST Alliance Growth Portfolio Class 3                    1.55%      48,307       (52,008)      --     --       (3,701)
SAST Alliance Growth Portfolio Class 3                    1.65%     114,081       (34,180)      --     --       79,901
SAST Alliance Growth Portfolio Class 3                    1.72%       7,531       (89,353)      --     --      (81,822)
SAST Alliance Growth Portfolio Class 3                    1.77%      11,347       (44,640)      --     --      (33,293)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Alliance Growth Portfolio Class 3                    1.80%       1,513         (1,100)     --     --            413
SAST Alliance Growth Portfolio Class 3                    1.90%      34,742         (8,761)     --     --         25,981
SAST Alliance Growth Portfolio Class 3                    1.95%       5,359         (1,206)     --     --          4,153
SAST Alliance Growth Portfolio Class 3                    1.97%         195         (4,123)     --     --         (3,928)
SAST Alliance Growth Portfolio Class 3                    2.02%       5,466         (7,569)     --     --         (2,103)
SAST Alliance Growth Portfolio Class 3                    2.15%       7,200         (1,152)     --     --          6,048
SAST Alliance Growth Portfolio Class 3                    2.17%           1           (102)     --     --           (101)
SAST Alliance Growth Portfolio Class 3                    2.30%      11,122           (892)     --     --         10,230
SAST American Funds Asset Allocation Portfolio Class 3    1.15%     363,614       (271,819) 10,909     --        102,704
SAST American Funds Asset Allocation Portfolio Class 3    1.30%     611,210       (242,647)     --     --        368,563
SAST American Funds Asset Allocation Portfolio Class 3    1.40%     100,929        (76,454)     --     --         24,475
SAST American Funds Asset Allocation Portfolio Class 3    1.52%     174,495       (590,007)     --     --       (415,512)
SAST American Funds Asset Allocation Portfolio Class 3    1.55%     301,857       (163,190)     --     --        138,667
SAST American Funds Asset Allocation Portfolio Class 3    1.65%     517,648       (348,309)     --     --        169,339
SAST American Funds Asset Allocation Portfolio Class 3    1.72%       1,188           (873)     --     --            315
SAST American Funds Asset Allocation Portfolio Class 3    1.77%     127,475       (331,241)     --     --       (203,766)
SAST American Funds Asset Allocation Portfolio Class 3    1.80%      34,338        (15,789)     --     --         18,549
SAST American Funds Asset Allocation Portfolio Class 3    1.90%     165,626        (83,935)     --     --         81,691
SAST American Funds Asset Allocation Portfolio Class 3    1.95%       5,581         (1,765)     --     --          3,816
SAST American Funds Asset Allocation Portfolio Class 3    1.97%       2,078             --      --     --          2,078
SAST American Funds Asset Allocation Portfolio Class 3    2.02%       1,387         (9,758)     --     --         (8,371)
SAST American Funds Asset Allocation Portfolio Class 3    2.15%       4,690         (5,566)     --     --           (876)
SAST American Funds Asset Allocation Portfolio Class 3    2.17%       2,810            (12)     --     --          2,798
SAST American Funds Asset Allocation Portfolio Class 3    2.30%         238            (34)     --     --            204
SAST American Funds Global Growth Portfolio Class 3       1.10%         221             --      --     --            221
SAST American Funds Global Growth Portfolio Class 3       1.15%     278,615       (191,684)  3,705     --         90,636
SAST American Funds Global Growth Portfolio Class 3       1.30%     594,128       (661,181)     --     --        (67,053)
SAST American Funds Global Growth Portfolio Class 3       1.40%     104,728       (100,071)     --     --          4,657
SAST American Funds Global Growth Portfolio Class 3       1.52%     424,377     (1,742,513)    422     --     (1,317,714)
SAST American Funds Global Growth Portfolio Class 3       1.55%     361,770       (333,635)     --     --         28,135
SAST American Funds Global Growth Portfolio Class 3       1.65%     481,179       (359,104)    448     --        122,523
SAST American Funds Global Growth Portfolio Class 3       1.72%       4,871         (4,701)     --     --            170
SAST American Funds Global Growth Portfolio Class 3       1.77%     233,943       (811,375)     --     --       (577,432)
SAST American Funds Global Growth Portfolio Class 3       1.80%      20,139        (15,686)     --     --          4,453
SAST American Funds Global Growth Portfolio Class 3       1.90%     201,535       (258,536)     --     --        (57,001)
SAST American Funds Global Growth Portfolio Class 3       1.95%       6,618        (14,855)     --     --         (8,237)
SAST American Funds Global Growth Portfolio Class 3       1.97%          --             --      --     --             --
SAST American Funds Global Growth Portfolio Class 3       2.02%       3,365        (13,407)     --     --        (10,042)
SAST American Funds Global Growth Portfolio Class 3       2.05%         115            (19)     --     --             96
SAST American Funds Global Growth Portfolio Class 3       2.15%      12,529         (2,818)     --     --          9,711
SAST American Funds Global Growth Portfolio Class 3       2.17%       2,786        (11,306)     --     --         (8,520)
SAST American Funds Global Growth Portfolio Class 3       2.30%       2,502        (50,607)     --     --        (48,105)
SAST American Funds Growth Portfolio Class 3              1.15%     301,257       (163,848)  1,396     --        138,805
SAST American Funds Growth Portfolio Class 3              1.30%     457,913       (425,319)     --     --         32,594
SAST American Funds Growth Portfolio Class 3              1.40%      88,474        (83,167)     --     --          5,307
SAST American Funds Growth Portfolio Class 3              1.52%     235,428     (1,618,093)    152     --     (1,382,513)
SAST American Funds Growth Portfolio Class 3              1.55%     352,252       (223,161)     --     --        129,091
SAST American Funds Growth Portfolio Class 3              1.65%     560,351       (380,058)    159     --        180,452
SAST American Funds Growth Portfolio Class 3              1.72%       2,482        (11,435)     --     --         (8,953)
SAST American Funds Growth Portfolio Class 3              1.77%     113,012       (749,533)     --     --       (636,521)
SAST American Funds Growth Portfolio Class 3              1.80%      14,980        (10,406)     --     --          4,574
SAST American Funds Growth Portfolio Class 3              1.90%     156,655       (200,841)     --     --        (44,186)
SAST American Funds Growth Portfolio Class 3              1.95%       1,788         (7,742)     --     --         (5,954)
SAST American Funds Growth Portfolio Class 3              2.02%       3,426        (33,196)     --     --        (29,770)
SAST American Funds Growth Portfolio Class 3              2.05%           2            (25)     --     --            (23)
SAST American Funds Growth Portfolio Class 3              2.15%       5,815         (3,276)     --     --          2,539
SAST American Funds Growth Portfolio Class 3              2.17%       2,581         (5,111)     --     --         (2,530)
SAST American Funds Growth Portfolio Class 3              2.30%      49,676         (5,004)     --     --         44,672
SAST American Funds Growth-Income Portfolio Class 3       1.10%         615             (3)     --     --            612
SAST American Funds Growth-Income Portfolio Class 3       1.15%     462,384       (309,484) 10,187     --        163,087
SAST American Funds Growth-Income Portfolio Class 3       1.30%     480,870       (328,353)     --     --        152,517
SAST American Funds Growth-Income Portfolio Class 3       1.40%     102,068        (96,851)     --     --          5,217
SAST American Funds Growth-Income Portfolio Class 3       1.52%     195,215     (1,525,927)     55     --     (1,330,657)
SAST American Funds Growth-Income Portfolio Class 3       1.55%     277,681       (153,073)     --     --        124,608
SAST American Funds Growth-Income Portfolio Class 3       1.65%     448,570       (201,886)     37     --        246,721
SAST American Funds Growth-Income Portfolio Class 3       1.72%       2,071        (17,609)     --     --        (15,538)
SAST American Funds Growth-Income Portfolio Class 3       1.77%      85,855       (604,387)     --     --       (518,532)
SAST American Funds Growth-Income Portfolio Class 3       1.80%      13,975         (6,888)     --     --          7,087
SAST American Funds Growth-Income Portfolio Class 3       1.90%     222,915       (163,640)     --     --         59,275
SAST American Funds Growth-Income Portfolio Class 3       1.95%       1,197        (15,850)     --     --        (14,653)
SAST American Funds Growth-Income Portfolio Class 3       1.97%          --           (105)     --     --           (105)
SAST American Funds Growth-Income Portfolio Class 3       2.02%       3,240        (21,644)     --     --        (18,404)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SAST American Funds Growth-Income Portfolio Class 3       2.05%           --           (38)     --      --         (38)
SAST American Funds Growth-Income Portfolio Class 3       2.15%        4,456        (6,597)     --      --      (2,141)
SAST American Funds Growth-Income Portfolio Class 3       2.17%        1,270        (3,181)     --      --      (1,911)
SAST American Funds Growth-Income Portfolio Class 3       2.30%          101        (2,647)     --      --      (2,546)
SAST Balanced Portfolio Class 1                           1.52%      141,695      (335,077) 20,236      --    (173,146)
SAST Balanced Portfolio Class 1                           1.77%        1,855       (16,101)     --      --     (14,246)
SAST Balanced Portfolio Class 2                           1.52%       14,550       (50,167)  5,344      --     (30,273)
SAST Balanced Portfolio Class 2                           1.72%           30        (1,899)     --      --      (1,869)
SAST Balanced Portfolio Class 2                           1.77%        5,565        (1,685)     --      --       3,880
SAST Balanced Portfolio Class 2                           1.97%            1        (7,374)     --      --      (7,373)
SAST Balanced Portfolio Class 3                           1.15%      318,656       (94,901)  1,350      --     225,105
SAST Balanced Portfolio Class 3                           1.30%      283,055      (108,867)     --      --     174,188
SAST Balanced Portfolio Class 3                           1.40%        2,772        (2,636)     --      --         136
SAST Balanced Portfolio Class 3                           1.52%      187,608      (228,684)     --      --     (41,076)
SAST Balanced Portfolio Class 3                           1.55%      215,229      (203,590)     --      --      11,639
SAST Balanced Portfolio Class 3                           1.65%      124,477      (142,709)     --      --     (18,232)
SAST Balanced Portfolio Class 3                           1.72%       41,789       (48,158)     --      --      (6,369)
SAST Balanced Portfolio Class 3                           1.77%       31,624       (39,203)     --      --      (7,579)
SAST Balanced Portfolio Class 3                           1.80%       78,964       (52,143)     --      --      26,821
SAST Balanced Portfolio Class 3                           1.90%       30,723       (35,619)     --      --      (4,896)
SAST Balanced Portfolio Class 3                           1.95%        6,710        (3,813)     --      --       2,897
SAST Balanced Portfolio Class 3                           1.97%       12,306        (6,654)     --      --       5,652
SAST Balanced Portfolio Class 3                           2.02%           70        (1,921)     --      --      (1,851)
SAST Balanced Portfolio Class 3                           2.15%        1,320        (8,720)     --      --      (7,400)
SAST Balanced Portfolio Class 3                           2.30%            1          (339)     --      --        (338)
SAST Blue Chip Growth Portfolio Class 1                   1.52%      211,528      (217,776)  6,739      --         491
SAST Blue Chip Growth Portfolio Class 1                   1.77%           --        (4,908)     --      --      (4,908)
SAST Blue Chip Growth Portfolio Class 2                   1.52%       22,768       (68,347)     --      --     (45,579)
SAST Blue Chip Growth Portfolio Class 2                   1.72%            9        (4,496)     --      --      (4,487)
SAST Blue Chip Growth Portfolio Class 2                   1.77%        5,474        (3,097)     --      --       2,377
SAST Blue Chip Growth Portfolio Class 2                   1.97%           --            (4)     --      --          (4)
SAST Blue Chip Growth Portfolio Class 3                   1.15%      140,037      (121,510)     --    (497)     18,030
SAST Blue Chip Growth Portfolio Class 3                   1.30%      247,471      (199,574)     --      --      47,897
SAST Blue Chip Growth Portfolio Class 3                   1.40%       32,176        (7,870)     --      --      24,306
SAST Blue Chip Growth Portfolio Class 3                   1.52%      312,197      (663,754)     89      --    (351,468)
SAST Blue Chip Growth Portfolio Class 3                   1.55%      172,258       (99,605)     --      --      72,653
SAST Blue Chip Growth Portfolio Class 3                   1.65%      146,900      (100,935)    158      --      46,123
SAST Blue Chip Growth Portfolio Class 3                   1.72%       27,285       (46,263)     --      --     (18,978)
SAST Blue Chip Growth Portfolio Class 3                   1.77%      152,092      (262,647)     --      --    (110,555)
SAST Blue Chip Growth Portfolio Class 3                   1.80%        9,943        (9,100)     --      --         843
SAST Blue Chip Growth Portfolio Class 3                   1.90%       84,663       (61,497)     --      --      23,166
SAST Blue Chip Growth Portfolio Class 3                   1.95%        1,773        (2,700)     --      --        (927)
SAST Blue Chip Growth Portfolio Class 3                   1.97%          544          (263)     --      --         281
SAST Blue Chip Growth Portfolio Class 3                   2.02%        1,556        (6,527)     --      --      (4,971)
SAST Blue Chip Growth Portfolio Class 3                   2.05%           --            (6)     --      --          (6)
SAST Blue Chip Growth Portfolio Class 3                   2.15%        8,004        (1,283)     --      --       6,721
SAST Blue Chip Growth Portfolio Class 3                   2.17%           75        (4,917)     --      --      (4,842)
SAST Blue Chip Growth Portfolio Class 3                   2.30%          698        (5,398)     --      --      (4,700)
SAST Capital Growth Portfolio Class 1                     1.52%       12,857       (76,429)  3,444      --     (60,128)
SAST Capital Growth Portfolio Class 1                     1.77%           22        (3,878)     --      --      (3,856)
SAST Capital Growth Portfolio Class 2                     1.52%        2,675       (52,659)     --      --     (49,984)
SAST Capital Growth Portfolio Class 2                     1.72%        4,439        (1,274)     --      --       3,165
SAST Capital Growth Portfolio Class 2                     1.77%          959       (14,476)     --      --     (13,517)
SAST Capital Growth Portfolio Class 2                     1.97%            6          (231)     --      --        (225)
SAST Capital Growth Portfolio Class 3                     1.15%        8,147       (13,427)     --      --      (5,280)
SAST Capital Growth Portfolio Class 3                     1.30%       17,894        (2,179)     --      --      15,715
SAST Capital Growth Portfolio Class 3                     1.40%          566        (6,313)     --      --      (5,747)
SAST Capital Growth Portfolio Class 3                     1.52%      107,445      (492,936)      4      --    (385,487)
SAST Capital Growth Portfolio Class 3                     1.55%       22,039        (6,994)     --      --      15,045
SAST Capital Growth Portfolio Class 3                     1.65%        2,201       (11,017)     --     (72)     (8,888)
SAST Capital Growth Portfolio Class 3                     1.72%        3,976       (81,133)     --      --     (77,157)
SAST Capital Growth Portfolio Class 3                     1.77%       20,065      (164,135)     --      --    (144,070)
SAST Capital Growth Portfolio Class 3                     1.80%          755          (193)     --      --         562
SAST Capital Growth Portfolio Class 3                     1.90%        7,720       (22,427)     --      --     (14,707)
SAST Capital Growth Portfolio Class 3                     1.95%          575        (3,981)     --      --      (3,406)
SAST Capital Growth Portfolio Class 3                     1.97%           37        (1,194)     --      --      (1,157)
SAST Capital Growth Portfolio Class 3                     2.02%          277        (2,312)     --      --      (2,035)
SAST Capital Growth Portfolio Class 3                     2.15%          395           (88)     --      --         307
SAST Capital Growth Portfolio Class 3                     2.17%           --            --      --      --          --
SAST Cash Management Portfolio Class 1                    1.52%    2,612,137    (2,754,415)     --    (150)   (142,428)
SAST Cash Management Portfolio Class 1                    1.77%       26,544       (35,589)     --      --      (9,045)
SAST Cash Management Portfolio Class 2                    1.52%      379,604      (699,535)  6,947      --    (312,984)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Cash Management Portfolio Class 2                    1.72%           38        (1,376)     --       --       (1,338)
SAST Cash Management Portfolio Class 2                    1.77%        8,394       (77,030)     --       --      (68,636)
SAST Cash Management Portfolio Class 2                    1.97%        1,652        (4,807)     --       --       (3,155)
SAST Cash Management Portfolio Class 3                    1.15%    1,429,769      (987,129) 12,204       --      454,844
SAST Cash Management Portfolio Class 3                    1.30%    8,533,679    (7,286,406)     --       --    1,247,273
SAST Cash Management Portfolio Class 3                    1.40%      104,553       (60,052)     --       --       44,501
SAST Cash Management Portfolio Class 3                    1.52%    5,621,471    (6,695,642)  9,876       --   (1,064,295)
SAST Cash Management Portfolio Class 3                    1.55%    1,906,568    (1,415,821)     --       --      490,747
SAST Cash Management Portfolio Class 3                    1.65%    4,598,636    (4,936,373)     --       --     (337,737)
SAST Cash Management Portfolio Class 3                    1.72%    1,013,092    (1,349,270)     --       --     (336,178)
SAST Cash Management Portfolio Class 3                    1.77%      729,468      (996,153)     --       --     (266,685)
SAST Cash Management Portfolio Class 3                    1.80%      115,654      (143,525)     --       --      (27,871)
SAST Cash Management Portfolio Class 3                    1.90%    1,815,861    (1,446,093)     --       --      369,768
SAST Cash Management Portfolio Class 3                    1.95%      123,304      (150,813)     --       --      (27,509)
SAST Cash Management Portfolio Class 3                    1.97%       34,463      (157,772)     --       --     (123,309)
SAST Cash Management Portfolio Class 3                    2.02%        8,029        (9,561)     --       --       (1,532)
SAST Cash Management Portfolio Class 3                    2.15%      158,837      (330,542)     --       --     (171,705)
SAST Cash Management Portfolio Class 3                    2.17%           44        (2,538)     --       --       (2,494)
SAST Cash Management Portfolio Class 3                    2.30%           --            --      --       --           --
SAST Corporate Bond Portfolio Class 1                     1.52%      114,094      (605,013) 22,979       --     (467,940)
SAST Corporate Bond Portfolio Class 1                     1.77%        1,472       (15,956)     --       --      (14,484)
SAST Corporate Bond Portfolio Class 2                     1.52%        2,886      (147,155) 24,438       --     (119,831)
SAST Corporate Bond Portfolio Class 2                     1.72%           71        (3,444)     --       --       (3,373)
SAST Corporate Bond Portfolio Class 2                     1.77%        9,287       (23,128)     --       --      (13,841)
SAST Corporate Bond Portfolio Class 2                     1.97%          109        (1,419)     --       --       (1,310)
SAST Corporate Bond Portfolio Class 3                     1.15%      317,726      (206,053)     --   (1,564)     110,109
SAST Corporate Bond Portfolio Class 3                     1.30%    1,345,747      (900,066)     --       --      445,681
SAST Corporate Bond Portfolio Class 3                     1.40%       60,466       (64,031)     --       --       (3,565)
SAST Corporate Bond Portfolio Class 3                     1.52%      554,962    (1,963,974)  1,853       --   (1,407,159)
SAST Corporate Bond Portfolio Class 3                     1.55%      323,185      (313,339)     --       --        9,846
SAST Corporate Bond Portfolio Class 3                     1.65%      877,244      (534,844)    436       --      342,836
SAST Corporate Bond Portfolio Class 3                     1.72%       30,207      (337,836)     --       --     (307,629)
SAST Corporate Bond Portfolio Class 3                     1.77%      195,673      (584,031)     --       --     (388,358)
SAST Corporate Bond Portfolio Class 3                     1.80%       25,232       (26,153)     --       --         (921)
SAST Corporate Bond Portfolio Class 3                     1.90%      386,768      (302,827)     --       --       83,941
SAST Corporate Bond Portfolio Class 3                     1.95%        2,416        (7,195)     --       --       (4,779)
SAST Corporate Bond Portfolio Class 3                     1.97%       14,953       (19,119)     --       --       (4,166)
SAST Corporate Bond Portfolio Class 3                     2.02%        3,246       (19,321)     --       --      (16,075)
SAST Corporate Bond Portfolio Class 3                     2.05%            6            (7)     --       --           (1)
SAST Corporate Bond Portfolio Class 3                     2.15%       28,183       (29,654)     --       --       (1,471)
SAST Corporate Bond Portfolio Class 3                     2.17%          322        (2,857)     --       --       (2,535)
SAST Corporate Bond Portfolio Class 3                     2.30%        1,133        (2,239)     --       --       (1,106)
SAST Davis Venture Value Portfolio Class 1                1.52%       41,059    (1,299,988) 30,899       --   (1,228,030)
SAST Davis Venture Value Portfolio Class 1                1.77%        3,543       (26,011)     --       --      (22,468)
SAST Davis Venture Value Portfolio Class 2                1.40%          234        (6,467)     --       --       (6,233)
SAST Davis Venture Value Portfolio Class 2                1.52%        6,579      (195,359)  7,253       --     (181,527)
SAST Davis Venture Value Portfolio Class 2                1.55%           39        (1,276)     --       --       (1,237)
SAST Davis Venture Value Portfolio Class 2                1.72%          120        (3,518)     --       --       (3,398)
SAST Davis Venture Value Portfolio Class 2                1.77%        2,637       (26,025)     --       --      (23,388)
SAST Davis Venture Value Portfolio Class 2                1.80%           --           (11)     --       --          (11)
SAST Davis Venture Value Portfolio Class 2                1.97%          111        (2,262)     --       --       (2,151)
SAST Davis Venture Value Portfolio Class 3                1.15%      190,940      (169,116)  3,005       --       24,829
SAST Davis Venture Value Portfolio Class 3                1.30%      470,569      (386,162)  1,216       --       85,623
SAST Davis Venture Value Portfolio Class 3                1.40%       66,027       (38,848)     --       --       27,179
SAST Davis Venture Value Portfolio Class 3                1.52%       97,167    (1,092,366)  5,097       --     (990,102)
SAST Davis Venture Value Portfolio Class 3                1.55%      242,841      (213,260)     --       --       29,581
SAST Davis Venture Value Portfolio Class 3                1.65%      238,015      (270,671)    331       --      (32,325)
SAST Davis Venture Value Portfolio Class 3                1.72%       16,063      (197,261)     --       --     (181,198)
SAST Davis Venture Value Portfolio Class 3                1.77%       37,758      (228,637)     --       --     (190,879)
SAST Davis Venture Value Portfolio Class 3                1.80%       12,894       (14,011)     --       --       (1,117)
SAST Davis Venture Value Portfolio Class 3                1.90%      123,151      (172,608)     --       --      (49,457)
SAST Davis Venture Value Portfolio Class 3                1.95%        5,909       (12,068)     --       --       (6,159)
SAST Davis Venture Value Portfolio Class 3                1.97%        1,248       (13,908)     --       --      (12,660)
SAST Davis Venture Value Portfolio Class 3                2.02%          899        (4,337)     --       --       (3,438)
SAST Davis Venture Value Portfolio Class 3                2.05%           44           (94)     --       --          (50)
SAST Davis Venture Value Portfolio Class 3                2.15%          304        (3,871)     --       --       (3,567)
SAST Davis Venture Value Portfolio Class 3                2.17%           62        (2,321)     --       --       (2,259)
SAST Davis Venture Value Portfolio Class 3                2.30%          528        (1,335)     --       --         (807)
SAST Dogs of Wall Street Portfolio Class 1                1.52%       73,201      (287,668) 10,694       --     (203,773)
SAST Dogs of Wall Street Portfolio Class 1                1.77%        2,646        (1,122)     --       --        1,524
SAST Dogs of Wall Street Portfolio Class 2                1.52%        6,500       (88,410)  4,778       --      (77,132)
SAST Dogs of Wall Street Portfolio Class 2                1.72%           41          (258)     --       --         (217)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Dogs of Wall Street Portfolio Class 2                1.77%         3,303       (9,022)     --      --        (5,719)
SAST Dogs of Wall Street Portfolio Class 2                1.97%            --          (12)     --      --           (12)
SAST Dogs of Wall Street Portfolio Class 3                1.15%       122,015      (39,111)     --    (125)       82,779
SAST Dogs of Wall Street Portfolio Class 3                1.30%       390,603     (135,019)     --      --       255,584
SAST Dogs of Wall Street Portfolio Class 3                1.40%        31,170       (9,160)     --      --        22,010
SAST Dogs of Wall Street Portfolio Class 3                1.52%       237,582     (412,908)     --      --      (175,326)
SAST Dogs of Wall Street Portfolio Class 3                1.55%       190,190      (68,217)     --      --       121,973
SAST Dogs of Wall Street Portfolio Class 3                1.65%       204,266     (121,126)     --      --        83,140
SAST Dogs of Wall Street Portfolio Class 3                1.72%        19,268      (72,626)     --      --       (53,358)
SAST Dogs of Wall Street Portfolio Class 3                1.77%        72,725      (73,301)     --      --          (576)
SAST Dogs of Wall Street Portfolio Class 3                1.80%        12,967       (4,500)     --      --         8,467
SAST Dogs of Wall Street Portfolio Class 3                1.90%        76,029      (56,905)     --      --        19,124
SAST Dogs of Wall Street Portfolio Class 3                1.95%         1,169          (28)     --      --         1,141
SAST Dogs of Wall Street Portfolio Class 3                1.97%         1,925       (5,220)     --      --        (3,295)
SAST Dogs of Wall Street Portfolio Class 3                2.02%         5,572       (5,225)     --      --           347
SAST Dogs of Wall Street Portfolio Class 3                2.15%        10,211       (1,937)     --      --         8,274
SAST Dogs of Wall Street Portfolio Class 3                2.17%             2          (82)     --      --           (80)
SAST Dogs of Wall Street Portfolio Class 3                2.30%           355           (4)     --      --           351
SAST Dynamic Allocation Portfolio Class 3                 1.15%    21,042,581   (2,060,208)  2,583      --    18,984,956
SAST Dynamic Allocation Portfolio Class 3                 1.30%    94,622,923  (11,362,771)  1,305      --    83,261,457
SAST Dynamic Allocation Portfolio Class 3                 1.40%     3,789,200     (351,360)     --      --     3,437,840
SAST Dynamic Allocation Portfolio Class 3                 1.52%     3,418,648     (875,238)     --      --     2,543,410
SAST Dynamic Allocation Portfolio Class 3                 1.55%    27,609,784   (3,200,393)     --      --    24,409,391
SAST Dynamic Allocation Portfolio Class 3                 1.65%    57,758,327   (7,245,731)     --      --    50,512,596
SAST Dynamic Allocation Portfolio Class 3                 1.72%        33,461       (8,792)     --      --        24,669
SAST Dynamic Allocation Portfolio Class 3                 1.77%     1,400,767     (241,401)     --      --     1,159,366
SAST Dynamic Allocation Portfolio Class 3                 1.80%     3,084,996     (371,872)     --      --     2,713,124
SAST Dynamic Allocation Portfolio Class 3                 1.90%    13,476,322   (3,086,595)  2,273      --    10,392,000
SAST Dynamic Allocation Portfolio Class 3                 1.95%            80       (3,231)     --      --        (3,151)
SAST Dynamic Allocation Portfolio Class 3                 2.02%         6,436       (3,192)     --      --         3,244
SAST Dynamic Allocation Portfolio Class 3                 2.15%       454,810     (331,232)     --      --       123,578
SAST Dynamic Allocation Portfolio Class 3                 2.30%           410         (410)     --      --            --
SAST Emerging Markets Portfolio Class 1                   1.52%        73,441     (308,929)  2,238      --      (233,250)
SAST Emerging Markets Portfolio Class 1                   1.77%           893       (7,540)     --      --        (6,647)
SAST Emerging Markets Portfolio Class 2                   1.52%        22,282      (52,282)  1,439      --       (28,561)
SAST Emerging Markets Portfolio Class 2                   1.72%           164         (875)     --      --          (711)
SAST Emerging Markets Portfolio Class 2                   1.77%         1,611       (4,511)     --      --        (2,900)
SAST Emerging Markets Portfolio Class 2                   1.97%         2,016       (1,135)     --      --           881
SAST Emerging Markets Portfolio Class 3                   1.15%       137,742      (89,043)    566      --        49,265
SAST Emerging Markets Portfolio Class 3                   1.30%       316,813     (179,065)     --      --       137,748
SAST Emerging Markets Portfolio Class 3                   1.40%        66,681      (19,700)     --      --        46,981
SAST Emerging Markets Portfolio Class 3                   1.52%       390,926     (794,514)    233     (44)     (403,399)
SAST Emerging Markets Portfolio Class 3                   1.55%       178,709     (125,842)     --      --        52,867
SAST Emerging Markets Portfolio Class 3                   1.65%       313,663     (140,406)     --     (42)      173,215
SAST Emerging Markets Portfolio Class 3                   1.72%        32,073     (112,477)  1,440      --       (78,964)
SAST Emerging Markets Portfolio Class 3                   1.77%       166,211     (242,067)     --      --       (75,856)
SAST Emerging Markets Portfolio Class 3                   1.80%        11,909       (4,500)     --      --         7,409
SAST Emerging Markets Portfolio Class 3                   1.90%       151,888      (81,907)     --      --        69,981
SAST Emerging Markets Portfolio Class 3                   1.95%         2,360      (18,684)     --      --       (16,324)
SAST Emerging Markets Portfolio Class 3                   1.97%         1,003      (13,651)     --      --       (12,648)
SAST Emerging Markets Portfolio Class 3                   2.02%         6,997       (5,616)     --      --         1,381
SAST Emerging Markets Portfolio Class 3                   2.05%            16           (3)     --      --            13
SAST Emerging Markets Portfolio Class 3                   2.15%         6,286       (1,426)     --      --         4,860
SAST Emerging Markets Portfolio Class 3                   2.17%           614       (7,195)     --      --        (6,581)
SAST Emerging Markets Portfolio Class 3                   2.30%         1,475       (2,174)     --      --          (699)
SAST Equity Opportunities Portfolio Class 1               1.52%        11,619     (169,326) 10,519      --      (147,188)
SAST Equity Opportunities Portfolio Class 1               1.77%         4,547       (5,303)     --      --          (756)
SAST Equity Opportunities Portfolio Class 2               1.52%        11,190      (37,644)    374      --       (26,080)
SAST Equity Opportunities Portfolio Class 2               1.72%             3         (126)     --      --          (123)
SAST Equity Opportunities Portfolio Class 2               1.77%         1,053       (2,327)     --      --        (1,274)
SAST Equity Opportunities Portfolio Class 2               1.97%            14          (89)     --      --           (75)
SAST Equity Opportunities Portfolio Class 3               1.15%        70,745      (15,384)    773      --        56,134
SAST Equity Opportunities Portfolio Class 3               1.30%       296,595      (75,486)     --      --       221,109
SAST Equity Opportunities Portfolio Class 3               1.40%        34,997       (3,260)     --      --        31,737
SAST Equity Opportunities Portfolio Class 3               1.52%       113,945     (180,797)    338      --       (66,514)
SAST Equity Opportunities Portfolio Class 3               1.55%        80,337      (19,997)     --      --        60,340
SAST Equity Opportunities Portfolio Class 3               1.65%       118,457      (33,710)     --      --        84,747
SAST Equity Opportunities Portfolio Class 3               1.72%         9,642      (43,252)     --      --       (33,610)
SAST Equity Opportunities Portfolio Class 3               1.77%        52,811      (34,439)     --      --        18,372
SAST Equity Opportunities Portfolio Class 3               1.80%         5,540       (2,246)     --      --         3,294
SAST Equity Opportunities Portfolio Class 3               1.90%        75,255      (39,276)     --      --        35,979
SAST Equity Opportunities Portfolio Class 3               1.95%         2,125       (2,026)     --      --            99

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SAST Equity Opportunities Portfolio Class 3               1.97%        1,866        (2,912)     --      --      (1,046)
SAST Equity Opportunities Portfolio Class 3               2.02%          653          (292)     --      --         361
SAST Equity Opportunities Portfolio Class 3               2.15%           26           (44)     --      --         (18)
SAST Equity Opportunities Portfolio Class 3               2.17%           --            --      --      --          --
SAST Equity Opportunities Portfolio Class 3               2.30%          575           (77)     --      --         498
SAST Foreign Value Portfolio Class 2                      1.52%       52,909      (232,133) 11,016      --    (168,208)
SAST Foreign Value Portfolio Class 2                      1.72%          260        (3,589)     --      --      (3,329)
SAST Foreign Value Portfolio Class 2                      1.77%        9,866       (12,434)     --      --      (2,568)
SAST Foreign Value Portfolio Class 2                      1.97%           --            (1)     --      --          (1)
SAST Foreign Value Portfolio Class 3                      1.15%      318,132      (109,037)    641      --     209,736
SAST Foreign Value Portfolio Class 3                      1.30%    1,225,893      (757,033)  1,438      --     470,298
SAST Foreign Value Portfolio Class 3                      1.40%       93,236       (34,339)     --      --      58,897
SAST Foreign Value Portfolio Class 3                      1.52%      995,024    (1,995,819)  7,563      --    (993,232)
SAST Foreign Value Portfolio Class 3                      1.55%      647,158      (422,712)     --      --     224,446
SAST Foreign Value Portfolio Class 3                      1.65%      773,724      (398,303)    577      --     375,998
SAST Foreign Value Portfolio Class 3                      1.72%       67,063      (206,049)     --      --    (138,986)
SAST Foreign Value Portfolio Class 3                      1.77%      374,644      (628,672)     --      --    (254,028)
SAST Foreign Value Portfolio Class 3                      1.80%       27,577       (21,285)     --      --       6,292
SAST Foreign Value Portfolio Class 3                      1.90%      394,780      (316,271)     --      --      78,509
SAST Foreign Value Portfolio Class 3                      1.95%       12,813       (12,407)     --      --         406
SAST Foreign Value Portfolio Class 3                      1.97%        4,020       (21,178)     --      --     (17,158)
SAST Foreign Value Portfolio Class 3                      2.02%        5,958        (5,055)     --      --         903
SAST Foreign Value Portfolio Class 3                      2.05%          289            (9)     --      --         280
SAST Foreign Value Portfolio Class 3                      2.15%       11,623        (4,291)     --      --       7,332
SAST Foreign Value Portfolio Class 3                      2.17%        2,599        (7,772)     --      --      (5,173)
SAST Foreign Value Portfolio Class 3                      2.30%        6,972        (2,341)     --      --       4,631
SAST Fundamental Growth Portfolio Class 1                 1.52%       11,552      (228,189)  8,414      --    (208,223)
SAST Fundamental Growth Portfolio Class 1                 1.77%           37        (1,962)     --      --      (1,925)
SAST Fundamental Growth Portfolio Class 2                 1.52%        1,469       (12,843)     --      --     (11,374)
SAST Fundamental Growth Portfolio Class 2                 1.72%            7           (94)     --      --         (87)
SAST Fundamental Growth Portfolio Class 2                 1.77%          365        (3,386)     --      --      (3,021)
SAST Fundamental Growth Portfolio Class 2                 1.97%           27           (93)     --      --         (66)
SAST Fundamental Growth Portfolio Class 3                 1.15%       21,900       (19,902)     --    (254)      1,744
SAST Fundamental Growth Portfolio Class 3                 1.30%       40,315       (13,463)     --      --      26,852
SAST Fundamental Growth Portfolio Class 3                 1.40%        3,930        (9,662)     --      --      (5,732)
SAST Fundamental Growth Portfolio Class 3                 1.52%       69,635      (339,399)      3      --    (269,761)
SAST Fundamental Growth Portfolio Class 3                 1.55%       12,806       (15,559)     --      --      (2,753)
SAST Fundamental Growth Portfolio Class 3                 1.65%       26,002       (27,874)     --    (123)     (1,995)
SAST Fundamental Growth Portfolio Class 3                 1.72%        5,672       (43,818)     --      --     (38,146)
SAST Fundamental Growth Portfolio Class 3                 1.77%       22,386      (123,391)     --      --    (101,005)
SAST Fundamental Growth Portfolio Class 3                 1.80%        2,387        (1,601)     --      --         786
SAST Fundamental Growth Portfolio Class 3                 1.90%       12,466       (36,420)     --      --     (23,954)
SAST Fundamental Growth Portfolio Class 3                 1.95%           --          (810)     --      --        (810)
SAST Fundamental Growth Portfolio Class 3                 1.97%          486        (1,087)     --      --        (601)
SAST Fundamental Growth Portfolio Class 3                 2.02%          363        (1,581)     --      --      (1,218)
SAST Fundamental Growth Portfolio Class 3                 2.15%           --          (152)     --      --        (152)
SAST Fundamental Growth Portfolio Class 3                 2.17%           --           (85)     --      --         (85)
SAST Fundamental Growth Portfolio Class 3                 2.30%           --        (4,907)     --      --      (4,907)
SAST Global Bond Portfolio Class 1                        1.52%       67,846      (237,458)  9,680      --    (159,932)
SAST Global Bond Portfolio Class 1                        1.77%          117        (3,318)     --      --      (3,201)
SAST Global Bond Portfolio Class 2                        1.52%       25,906       (79,184)     --      --     (53,278)
SAST Global Bond Portfolio Class 2                        1.72%          310          (550)     --      --        (240)
SAST Global Bond Portfolio Class 2                        1.77%        8,922        (9,942)     --      --      (1,020)
SAST Global Bond Portfolio Class 2                        1.97%           59          (762)     --      --        (703)
SAST Global Bond Portfolio Class 3                        1.15%      325,293      (203,533)    663      --     122,423
SAST Global Bond Portfolio Class 3                        1.30%      919,381      (435,000)  2,308      --     486,689
SAST Global Bond Portfolio Class 3                        1.40%       80,405       (40,871)     --      --      39,534
SAST Global Bond Portfolio Class 3                        1.52%      311,034      (767,428)  4,110      --    (452,284)
SAST Global Bond Portfolio Class 3                        1.55%      347,893      (260,948)     --      --      86,945
SAST Global Bond Portfolio Class 3                        1.65%      545,308      (252,410)    261      --     293,159
SAST Global Bond Portfolio Class 3                        1.72%       23,217       (79,800)     --      --     (56,583)
SAST Global Bond Portfolio Class 3                        1.77%      132,890      (244,040)     --      --    (111,150)
SAST Global Bond Portfolio Class 3                        1.80%       27,123       (24,963)     --      --       2,160
SAST Global Bond Portfolio Class 3                        1.90%      221,667      (143,697)     --      --      77,970
SAST Global Bond Portfolio Class 3                        1.95%        1,577        (8,090)     --      --      (6,513)
SAST Global Bond Portfolio Class 3                        1.97%       12,449        (9,935)     --      --       2,514
SAST Global Bond Portfolio Class 3                        2.02%        1,494        (6,010)     --      --      (4,516)
SAST Global Bond Portfolio Class 3                        2.05%           96            (5)     --      --          91
SAST Global Bond Portfolio Class 3                        2.15%       10,013        (9,219)     --      --         794
SAST Global Bond Portfolio Class 3                        2.17%          547        (3,449)     --      --      (2,902)
SAST Global Bond Portfolio Class 3                        2.30%        1,384          (776)     --      --         608
SAST Global Equities Portfolio Class 1                    1.52%       21,632      (261,530)  7,493      --    (232,405)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Global Equities Portfolio Class 1                    1.77%         315           (358)     --      --           (43)
SAST Global Equities Portfolio Class 2                    1.40%         544         (4,891)     --      --        (4,347)
SAST Global Equities Portfolio Class 2                    1.52%       7,589        (12,570)  1,318      --        (3,663)
SAST Global Equities Portfolio Class 2                    1.55%         725           (644)     --      --            81
SAST Global Equities Portfolio Class 2                    1.70%          36           (207)     --      --          (171)
SAST Global Equities Portfolio Class 2                    1.72%          21         (1,589)     --      --        (1,568)
SAST Global Equities Portfolio Class 2                    1.77%         772         (1,362)     --      --          (590)
SAST Global Equities Portfolio Class 2                    1.80%           1             (6)     --      --            (5)
SAST Global Equities Portfolio Class 2                    1.95%          --             (4)     --      --            (4)
SAST Global Equities Portfolio Class 2                    1.97%           1             (7)     --      --            (6)
SAST Global Equities Portfolio Class 3                    1.15%      56,018        (66,032)     --    (380)      (10,394)
SAST Global Equities Portfolio Class 3                    1.30%      60,767        (59,280)     --      --         1,487
SAST Global Equities Portfolio Class 3                    1.40%      22,676           (800)     --      --        21,876
SAST Global Equities Portfolio Class 3                    1.52%      22,700       (106,901)      3      --       (84,198)
SAST Global Equities Portfolio Class 3                    1.55%      38,858        (22,987)     --      --        15,871
SAST Global Equities Portfolio Class 3                    1.65%      78,854        (14,338)     --      --        64,516
SAST Global Equities Portfolio Class 3                    1.72%       6,444        (35,037)     --      --       (28,593)
SAST Global Equities Portfolio Class 3                    1.77%      22,675        (44,663)     --      --       (21,988)
SAST Global Equities Portfolio Class 3                    1.80%       1,649           (197)     --      --         1,452
SAST Global Equities Portfolio Class 3                    1.90%      49,589         (9,998)     --      --        39,591
SAST Global Equities Portfolio Class 3                    1.95%         516            (75)     --      --           441
SAST Global Equities Portfolio Class 3                    1.97%       6,968           (946)     --      --         6,022
SAST Global Equities Portfolio Class 3                    2.02%          54         (2,233)     --      --        (2,179)
SAST Global Equities Portfolio Class 3                    2.05%          19             --      --      --            19
SAST Global Equities Portfolio Class 3                    2.15%         476           (317)     --      --           159
SAST Global Equities Portfolio Class 3                    2.17%          13            (32)     --      --           (19)
SAST Global Equities Portfolio Class 3                    2.30%          29         (3,460)     --      --        (3,431)
SAST Growth Opportunities Portfolio Class 1               1.52%      39,863       (330,405)  3,260      --      (287,282)
SAST Growth Opportunities Portfolio Class 1               1.77%       5,908         (6,561)     --      --          (653)
SAST Growth Opportunities Portfolio Class 2               1.52%      14,148        (77,292)     --      --       (63,144)
SAST Growth Opportunities Portfolio Class 2               1.72%          50         (5,086)     --      --        (5,036)
SAST Growth Opportunities Portfolio Class 2               1.77%       1,786         (2,929)     --      --        (1,143)
SAST Growth Opportunities Portfolio Class 2               1.97%          81           (120)     --      --           (39)
SAST Growth Opportunities Portfolio Class 3               1.15%      45,318        (53,274)    565      --        (7,391)
SAST Growth Opportunities Portfolio Class 3               1.30%     203,157       (296,069)     --      --       (92,912)
SAST Growth Opportunities Portfolio Class 3               1.40%      13,144        (24,024)     --      --       (10,880)
SAST Growth Opportunities Portfolio Class 3               1.52%     575,194     (1,981,241)    540    (113)   (1,405,620)
SAST Growth Opportunities Portfolio Class 3               1.55%      92,073       (182,438)     --      --       (90,365)
SAST Growth Opportunities Portfolio Class 3               1.65%      99,475       (159,523)    129      --       (59,919)
SAST Growth Opportunities Portfolio Class 3               1.72%      39,725       (154,521)     --      --      (114,796)
SAST Growth Opportunities Portfolio Class 3               1.77%     193,867       (637,223)     --      --      (443,356)
SAST Growth Opportunities Portfolio Class 3               1.80%       3,591         (8,209)     --      --        (4,618)
SAST Growth Opportunities Portfolio Class 3               1.90%      53,778       (111,106)     --      --       (57,328)
SAST Growth Opportunities Portfolio Class 3               1.95%       2,052         (5,663)     --      --        (3,611)
SAST Growth Opportunities Portfolio Class 3               1.97%       3,342         (1,879)     --      --         1,463
SAST Growth Opportunities Portfolio Class 3               2.02%       3,233         (9,205)     --      --        (5,972)
SAST Growth Opportunities Portfolio Class 3               2.05%          14            (11)     --      --             3
SAST Growth Opportunities Portfolio Class 3               2.15%       2,664         (6,904)     --      --        (4,240)
SAST Growth Opportunities Portfolio Class 3               2.17%       2,754        (10,459)     --      --        (7,705)
SAST Growth Opportunities Portfolio Class 3               2.30%       1,114         (1,487)     --      --          (373)
SAST Growth-Income Portfolio Class 1                      1.52%      30,968       (511,640) 21,379      --      (459,293)
SAST Growth-Income Portfolio Class 1                      1.77%          --         (7,672)     --      --        (7,672)
SAST Growth-Income Portfolio Class 2                      1.52%       6,645        (52,386)  2,007      --       (43,734)
SAST Growth-Income Portfolio Class 2                      1.72%          --         (3,068)     --      --        (3,068)
SAST Growth-Income Portfolio Class 2                      1.77%       1,419         (3,300)     --      --        (1,881)
SAST Growth-Income Portfolio Class 2                      1.97%         271           (269)     --      --             2
SAST Growth-Income Portfolio Class 3                      1.15%     124,153       (108,527)  1,079      --        16,705
SAST Growth-Income Portfolio Class 3                      1.30%     373,274       (279,704)  5,180      --        98,750
SAST Growth-Income Portfolio Class 3                      1.40%      32,334        (13,740)     --      --        18,594
SAST Growth-Income Portfolio Class 3                      1.52%     123,417       (158,270)     54      --       (34,799)
SAST Growth-Income Portfolio Class 3                      1.55%     172,747       (124,323)     --      --        48,424
SAST Growth-Income Portfolio Class 3                      1.65%     222,788       (195,613)     --      --        27,175
SAST Growth-Income Portfolio Class 3                      1.72%      11,958        (17,808)     --      --        (5,850)
SAST Growth-Income Portfolio Class 3                      1.77%      65,496        (49,161)     --      --        16,335
SAST Growth-Income Portfolio Class 3                      1.80%      16,459        (18,338)     --      --        (1,879)
SAST Growth-Income Portfolio Class 3                      1.90%     166,051       (135,762)     --      --        30,289
SAST Growth-Income Portfolio Class 3                      1.95%         726         (5,769)     --      --        (5,043)
SAST Growth-Income Portfolio Class 3                      1.97%         299           (507)     --      --          (208)
SAST Growth-Income Portfolio Class 3                      2.02%         752           (482)     --      --           270
SAST Growth-Income Portfolio Class 3                      2.15%         943         (6,292)     --      --        (5,349)
SAST Growth-Income Portfolio Class 3                      2.17%         308            (94)     --      --           214
SAST Growth-Income Portfolio Class 3                      2.30%         348           (998)     --      --          (650)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SAST High-Yield Bond Portfolio Class 1                    1.52%      508,135    (1,007,156) 17,840      --    (481,181)
SAST High-Yield Bond Portfolio Class 1                    1.77%        1,628       (11,565)     --      --      (9,937)
SAST High-Yield Bond Portfolio Class 2                    1.52%       22,299       (95,693)    910      --     (72,484)
SAST High-Yield Bond Portfolio Class 2                    1.72%          168        (1,772)     --      --      (1,604)
SAST High-Yield Bond Portfolio Class 2                    1.77%        3,652       (14,056)     --      --     (10,404)
SAST High-Yield Bond Portfolio Class 2                    1.97%           14          (225)     --      --        (211)
SAST High-Yield Bond Portfolio Class 3                    1.15%      169,194      (126,282)    390      --      43,302
SAST High-Yield Bond Portfolio Class 3                    1.30%    1,170,772    (1,452,105)     --      --    (281,333)
SAST High-Yield Bond Portfolio Class 3                    1.40%       18,893       (15,770)     --      --       3,123
SAST High-Yield Bond Portfolio Class 3                    1.52%      798,680    (1,277,278)  2,576      --    (476,022)
SAST High-Yield Bond Portfolio Class 3                    1.55%      191,589      (127,814)     --      --      63,775
SAST High-Yield Bond Portfolio Class 3                    1.65%      249,174      (365,525)    326      --    (116,025)
SAST High-Yield Bond Portfolio Class 3                    1.72%       87,322      (147,189)     --      --     (59,867)
SAST High-Yield Bond Portfolio Class 3                    1.77%       92,822      (128,284)     --      --     (35,462)
SAST High-Yield Bond Portfolio Class 3                    1.80%       16,371       (10,235)     --      --       6,136
SAST High-Yield Bond Portfolio Class 3                    1.90%      107,644      (259,455)     --      --    (151,811)
SAST High-Yield Bond Portfolio Class 3                    1.95%       25,851       (42,119)     --      --     (16,268)
SAST High-Yield Bond Portfolio Class 3                    1.97%        8,056       (17,647)     --      --      (9,591)
SAST High-Yield Bond Portfolio Class 3                    2.02%          728        (3,234)     --      --      (2,506)
SAST High-Yield Bond Portfolio Class 3                    2.15%       24,130        (3,648)     --      --      20,482
SAST High-Yield Bond Portfolio Class 3                    2.17%          472          (729)     --      --        (257)
SAST High-Yield Bond Portfolio Class 3                    2.30%          995        (1,091)     --      --         (96)
SAST International Diversified Equities Portfolio
  Class 1                                                 1.52%      183,236      (445,731) 16,158      --    (246,337)
SAST International Diversified Equities Portfolio
  Class 1                                                 1.77%       12,185        (1,253)     --      --      10,932
SAST International Diversified Equities Portfolio
  Class 2                                                 1.52%       56,186      (189,221)  3,937      --    (129,098)
SAST International Diversified Equities Portfolio
  Class 2                                                 1.72%          492        (5,137)     --      --      (4,645)
SAST International Diversified Equities Portfolio
  Class 2                                                 1.77%       18,321       (17,391)     --      --         930
SAST International Diversified Equities Portfolio
  Class 2                                                 1.97%          980        (7,972)     --      --      (6,992)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.15%       76,933       (44,013)    832      --      33,752
SAST International Diversified Equities Portfolio
  Class 3                                                 1.30%      150,400       (76,822)     --      --      73,578
SAST International Diversified Equities Portfolio
  Class 3                                                 1.40%       15,646       (15,776)     --      --        (130)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.52%      651,476    (1,297,136)  7,112      --    (638,548)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.55%       79,884       (60,612)     --      --      19,272
SAST International Diversified Equities Portfolio
  Class 3                                                 1.65%      171,477       (98,283)     --     (69)     73,125
SAST International Diversified Equities Portfolio
  Class 3                                                 1.72%      101,979      (247,124)     --      --    (145,145)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.77%      196,547      (258,210)     --      --     (61,663)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.80%        4,712        (2,088)     --      --       2,624
SAST International Diversified Equities Portfolio
  Class 3                                                 1.90%       91,254       (67,300)     --      --      23,954
SAST International Diversified Equities Portfolio
  Class 3                                                 1.95%        2,093        (1,961)     --      --         132
SAST International Diversified Equities Portfolio
  Class 3                                                 1.97%        9,068       (25,066)     --      --     (15,998)
SAST International Diversified Equities Portfolio
  Class 3                                                 2.02%        4,345        (2,558)     --      --       1,787
SAST International Diversified Equities Portfolio
  Class 3                                                 2.15%        3,830          (215)     --      --       3,615
SAST International Diversified Equities Portfolio
  Class 3                                                 2.17%        1,111        (2,993)     --      --      (1,882)
SAST International Diversified Equities Portfolio
  Class 3                                                 2.30%          129           (26)     --      --         103
SAST International Growth and Income Portfolio Class 1    1.52%       73,843      (439,883) 15,993      --    (350,047)
SAST International Growth and Income Portfolio Class 1    1.77%        3,083       (15,061)     --      --     (11,978)
SAST International Growth and Income Portfolio Class 2    1.52%       23,791       (76,271)  4,063      --     (48,417)
SAST International Growth and Income Portfolio Class 2    1.72%          581        (1,258)     --      --        (677)
SAST International Growth and Income Portfolio Class 2    1.77%        7,046       (14,621)     --      --      (7,575)
SAST International Growth and Income Portfolio Class 2    1.97%          736        (1,493)     --      --        (757)
SAST International Growth and Income Portfolio Class 3    1.15%       99,398       (63,002)  2,943      --      39,339
SAST International Growth and Income Portfolio Class 3    1.30%       73,318       (32,065)     --      --      41,253
SAST International Growth and Income Portfolio Class 3    1.40%       52,739       (30,727)     --      --      22,012
SAST International Growth and Income Portfolio Class 3    1.52%      735,140    (1,233,740)    285    (151)   (498,466)
SAST International Growth and Income Portfolio Class 3    1.55%       74,491       (36,522)     --      --      37,969
SAST International Growth and Income Portfolio Class 3    1.65%      124,961       (81,569)     --    (203)     43,189
SAST International Growth and Income Portfolio Class 3    1.72%       67,205      (169,110)     --      --    (101,905)
SAST International Growth and Income Portfolio Class 3    1.77%      268,983      (367,917)     --      --     (98,934)
SAST International Growth and Income Portfolio Class 3    1.80%        7,561        (4,421)     --      --       3,140
SAST International Growth and Income Portfolio Class 3    1.90%      117,403       (86,441)     --      --      30,962
SAST International Growth and Income Portfolio Class 3    1.95%        2,484        (3,776)     --      --      (1,292)
SAST International Growth and Income Portfolio Class 3    1.97%       11,198       (14,216)     --      --      (3,018)
SAST International Growth and Income Portfolio Class 3    2.02%        8,174        (4,382)     --      --       3,792
SAST International Growth and Income Portfolio Class 3    2.15%        6,510          (420)     --      --       6,090
SAST International Growth and Income Portfolio Class 3    2.17%          801            --      --      --         801
SAST International Growth and Income Portfolio Class 3    2.30%           --            --      --      --          --
SAST Marsico Focused Growth Portfolio Class 1             1.52%      105,421      (271,991)    651      --    (165,919)
SAST Marsico Focused Growth Portfolio Class 1             1.77%        1,413       (11,490)     --      --     (10,077)
SAST Marsico Focused Growth Portfolio Class 2             1.52%       26,372      (203,963)  2,419      --    (175,172)
SAST Marsico Focused Growth Portfolio Class 2             1.77%        5,502       (11,684)     --      --      (6,182)
SAST Marsico Focused Growth Portfolio Class 3             1.15%       61,383       (61,127)     --      --         256
SAST Marsico Focused Growth Portfolio Class 3             1.30%      264,589      (244,829)     --      --      19,760

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                   Contracts
                                                    with a
                                                     Total                Accumulation Annuity Annuity     Net
                                                    Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                          of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
-------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SAST Marsico Focused Growth Portfolio Class 3        1.40%      35,567       (19,388)      --      --      16,179
SAST Marsico Focused Growth Portfolio Class 3        1.52%     256,717      (648,377)      93    (153)   (391,720)
SAST Marsico Focused Growth Portfolio Class 3        1.55%     125,327      (126,089)      --      --        (762)
SAST Marsico Focused Growth Portfolio Class 3        1.65%     266,415      (143,705)      --      --     122,710
SAST Marsico Focused Growth Portfolio Class 3        1.72%      14,644       (21,978)      --      --      (7,334)
SAST Marsico Focused Growth Portfolio Class 3        1.77%      88,933      (192,394)      --      --    (103,461)
SAST Marsico Focused Growth Portfolio Class 3        1.80%       9,150        (9,151)      --      --          (1)
SAST Marsico Focused Growth Portfolio Class 3        1.90%     125,317       (91,705)      --      --      33,612
SAST Marsico Focused Growth Portfolio Class 3        1.95%       1,261        (3,318)      --      --      (2,057)
SAST Marsico Focused Growth Portfolio Class 3        1.97%         206          (100)      --      --         106
SAST Marsico Focused Growth Portfolio Class 3        2.02%       1,140        (1,269)      --      --        (129)
SAST Marsico Focused Growth Portfolio Class 3        2.05%           4            (8)      --      --          (4)
SAST Marsico Focused Growth Portfolio Class 3        2.15%       1,576        (1,281)      --      --         295
SAST Marsico Focused Growth Portfolio Class 3        2.17%         112        (2,087)      --      --      (1,975)
SAST Marsico Focused Growth Portfolio Class 3        2.30%         677        (5,666)      --      --      (4,989)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                                  1.52%      31,153      (241,459)   7,062      --    (203,244)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                                  1.77%         897        (2,502)      --      --      (1,605)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 2                                  1.52%      10,482       (57,641)   1,150      --     (46,009)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 2                                  1.72%           1        (2,957)      --      --      (2,956)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 2                                  1.77%       3,484        (5,977)      --      --      (2,493)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 2                                  1.97%          --          (123)      --      --        (123)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.15%     111,236       (83,119)      --    (313)     27,804
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.30%     382,671      (463,871)      --      --     (81,200)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.40%      62,163       (28,073)      --      --      34,090
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.52%     120,509      (637,967)   1,052      --    (516,406)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.55%     145,078      (236,299)      --      --     (91,221)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.65%     235,812      (333,211)     292      --     (97,107)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.72%      18,353       (34,931)      --      --     (16,578)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.77%      59,120      (238,113)      --      --    (178,993)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.80%      15,405       (16,639)      --      --      (1,234)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.90%     165,656      (195,522)      --      --     (29,866)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.95%       2,489        (7,071)      --      --      (4,582)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.97%         904        (2,024)      --      --      (1,120)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.02%       1,140        (1,670)      --      --        (530)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.05%           1           (13)      --      --         (12)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.15%       3,391        (5,599)      --      --      (2,208)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.17%          46        (3,417)      --      --      (3,371)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.30%         901        (2,034)      --      --      (1,133)
SAST MFS Total Return Portfolio Class 1              1.52%      76,605      (601,334)  11,817      --    (512,912)
SAST MFS Total Return Portfolio Class 1              1.77%       3,833       (18,219)      --      --     (14,386)
SAST MFS Total Return Portfolio Class 2              1.52%      12,302      (170,540)   2,738      --    (155,500)
SAST MFS Total Return Portfolio Class 2              1.72%          50        (4,450)      --      --      (4,400)
SAST MFS Total Return Portfolio Class 2              1.77%       4,608       (25,384)      --      --     (20,776)
SAST MFS Total Return Portfolio Class 2              1.97%         137        (2,474)      --      --      (2,337)
SAST MFS Total Return Portfolio Class 3              1.15%      87,512       (86,323)   2,790      --       3,979
SAST MFS Total Return Portfolio Class 3              1.30%     132,389      (150,073)      --      --     (17,684)
SAST MFS Total Return Portfolio Class 3              1.40%      60,713        (5,663)      --      --      55,050
SAST MFS Total Return Portfolio Class 3              1.52%      67,973      (624,183)   2,939      --    (553,271)
SAST MFS Total Return Portfolio Class 3              1.55%     127,516       (61,077)      --      --      66,439
SAST MFS Total Return Portfolio Class 3              1.65%      94,224      (152,273)      --      --     (58,049)
SAST MFS Total Return Portfolio Class 3              1.72%      31,106      (182,686)      --      --    (151,580)
SAST MFS Total Return Portfolio Class 3              1.77%       9,184       (90,405)      --      --     (81,221)
SAST MFS Total Return Portfolio Class 3              1.80%       6,417        (8,580)      --      --      (2,163)
SAST MFS Total Return Portfolio Class 3              1.90%      49,387       (61,552)      --      --     (12,165)
SAST MFS Total Return Portfolio Class 3              1.95%         178          (733)      --      --        (555)
SAST MFS Total Return Portfolio Class 3              1.97%       4,382       (23,135)      --      --     (18,753)
SAST MFS Total Return Portfolio Class 3              2.02%         136       (16,367)      --      --     (16,231)
SAST MFS Total Return Portfolio Class 3              2.15%       5,952       (14,105)      --      --      (8,153)
SAST MFS Total Return Portfolio Class 3              2.17%          --            --       --      --          --
SAST MFS Total Return Portfolio Class 3              2.30%         131          (544)      --      --        (413)
SAST Mid-Cap Growth Portfolio Class 1                1.52%     103,775      (431,872)  12,635      --    (315,462)
SAST Mid-Cap Growth Portfolio Class 1                1.77%       2,466       (16,551)      --      --     (14,085)
SAST Mid-Cap Growth Portfolio Class 2                1.40%       1,855        (4,895)      73      --      (2,967)
SAST Mid-Cap Growth Portfolio Class 2                1.52%      22,940      (164,973)   1,491      --    (140,542)
SAST Mid-Cap Growth Portfolio Class 2                1.55%         935        (7,717)      --      --      (6,782)
SAST Mid-Cap Growth Portfolio Class 2                1.70%       1,678          (340)      --      --       1,338
SAST Mid-Cap Growth Portfolio Class 2                1.72%       2,526        (6,681)      --      --      (4,155)
SAST Mid-Cap Growth Portfolio Class 2                1.77%       3,305       (14,691)      --      --     (11,386)
SAST Mid-Cap Growth Portfolio Class 2                1.80%          --        (2,425)      --      --      (2,425)
SAST Mid-Cap Growth Portfolio Class 2                1.95%          --            --       --      --          --
SAST Mid-Cap Growth Portfolio Class 2                1.97%         587          (141)      --      --         446
SAST Mid-Cap Growth Portfolio Class 3                1.15%      49,878       (32,817)      --    (369)     16,692

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Mid-Cap Growth Portfolio Class 3                     1.30%      115,823      (140,563)     --       --      (24,740)
SAST Mid-Cap Growth Portfolio Class 3                     1.40%       13,558        (8,919)     --       --        4,639
SAST Mid-Cap Growth Portfolio Class 3                     1.52%      316,300      (753,277)  1,735       --     (435,242)
SAST Mid-Cap Growth Portfolio Class 3                     1.55%       93,247       (66,112)     --       --       27,135
SAST Mid-Cap Growth Portfolio Class 3                     1.65%      131,481      (103,810)     62       --       27,733
SAST Mid-Cap Growth Portfolio Class 3                     1.72%       61,546      (108,446)    308       --      (46,592)
SAST Mid-Cap Growth Portfolio Class 3                     1.77%       30,222      (145,616)     --       --     (115,394)
SAST Mid-Cap Growth Portfolio Class 3                     1.80%        7,619        (4,331)     --       --        3,288
SAST Mid-Cap Growth Portfolio Class 3                     1.90%       57,599       (46,081)     --       --       11,518
SAST Mid-Cap Growth Portfolio Class 3                     1.95%       13,657       (17,533)     --       --       (3,876)
SAST Mid-Cap Growth Portfolio Class 3                     1.97%        1,746        (9,157)     --       --       (7,411)
SAST Mid-Cap Growth Portfolio Class 3                     2.02%           53        (1,686)     --       --       (1,633)
SAST Mid-Cap Growth Portfolio Class 3                     2.05%           --            (4)     --       --           (4)
SAST Mid-Cap Growth Portfolio Class 3                     2.15%       17,926        (3,507)     --       --       14,419
SAST Mid-Cap Growth Portfolio Class 3                     2.17%           30        (2,021)     --       --       (1,991)
SAST Mid-Cap Growth Portfolio Class 3                     2.30%          139        (4,790)     --       --       (4,651)
SAST Protected Asset Allocation SAST Portfolio Class 3    1.15%    1,088,553       (80,839)     --       --    1,007,714
SAST Protected Asset Allocation SAST Portfolio Class 3    1.30%    5,850,207      (469,098)     --       --    5,381,109
SAST Protected Asset Allocation SAST Portfolio Class 3    1.40%      252,304       (11,941)     --       --      240,363
SAST Protected Asset Allocation SAST Portfolio Class 3    1.55%    1,380,667      (143,722)     --       --    1,236,945
SAST Protected Asset Allocation SAST Portfolio Class 3    1.65%    4,196,673      (414,152)     --       --    3,782,521
SAST Protected Asset Allocation SAST Portfolio Class 3    1.80%      102,997       (10,708)     --       --       92,289
SAST Protected Asset Allocation SAST Portfolio Class 3    1.90%      839,908      (113,947)     --       --      725,961
SAST Protected Asset Allocation SAST Portfolio Class 3    1.95%           25            --      --       --           25
SAST Protected Asset Allocation SAST Portfolio Class 3    2.15%       20,462       (20,375)     --       --           87
SAST Real Estate Portfolio Class 1                        1.52%       68,036      (184,918)  3,229       --     (113,653)
SAST Real Estate Portfolio Class 1                        1.77%          791        (2,100)     --       --       (1,309)
SAST Real Estate Portfolio Class 2                        1.52%        7,408       (68,562)    542       --      (60,612)
SAST Real Estate Portfolio Class 2                        1.72%           25        (1,642)     --       --       (1,617)
SAST Real Estate Portfolio Class 2                        1.77%        2,214       (15,891)     --       --      (13,677)
SAST Real Estate Portfolio Class 2                        1.97%        1,136        (1,236)     --       --         (100)
SAST Real Estate Portfolio Class 3                        1.15%      151,606      (260,216)  4,195       --     (104,415)
SAST Real Estate Portfolio Class 3                        1.30%      339,873      (989,126)     --       --     (649,253)
SAST Real Estate Portfolio Class 3                        1.40%       35,393       (96,811)     --       --      (61,418)
SAST Real Estate Portfolio Class 3                        1.52%      127,653    (1,280,839)  2,428   (1,094)  (1,151,852)
SAST Real Estate Portfolio Class 3                        1.55%      181,679      (512,139)     --       --     (330,460)
SAST Real Estate Portfolio Class 3                        1.65%      197,900      (604,414)    166       --     (406,348)
SAST Real Estate Portfolio Class 3                        1.72%       14,254      (109,466)  1,176       --      (94,036)
SAST Real Estate Portfolio Class 3                        1.77%       38,735      (464,942)     --       --     (426,207)
SAST Real Estate Portfolio Class 3                        1.80%        8,465       (30,700)     --       --      (22,235)
SAST Real Estate Portfolio Class 3                        1.90%       95,048      (436,883)     --       --     (341,835)
SAST Real Estate Portfolio Class 3                        1.95%        4,135       (18,845)     --       --      (14,710)
SAST Real Estate Portfolio Class 3                        1.97%          108        (8,566)     --       --       (8,458)
SAST Real Estate Portfolio Class 3                        2.02%        3,438        (7,457)     --       --       (4,019)
SAST Real Estate Portfolio Class 3                        2.05%            4           (56)     --       --          (52)
SAST Real Estate Portfolio Class 3                        2.15%        5,183       (15,231)     --       --      (10,048)
SAST Real Estate Portfolio Class 3                        2.17%          104        (4,831)     --       --       (4,727)
SAST Real Estate Portfolio Class 3                        2.30%       17,867        (5,931)     --       --       11,936
SAST Small & Mid Cap Value Portfolio Class 2              1.52%       18,852      (157,200)    327       --     (138,021)
SAST Small & Mid Cap Value Portfolio Class 2              1.72%           16          (603)     --       --         (587)
SAST Small & Mid Cap Value Portfolio Class 2              1.77%        4,240       (13,664)     --       --       (9,424)
SAST Small & Mid Cap Value Portfolio Class 2              1.97%           24           (44)     --       --          (20)
SAST Small & Mid Cap Value Portfolio Class 3              1.15%      174,043      (194,685)  2,008       --      (18,634)
SAST Small & Mid Cap Value Portfolio Class 3              1.30%      426,625      (710,652)     --       --     (284,027)
SAST Small & Mid Cap Value Portfolio Class 3              1.40%       64,293       (59,250)     --       --        5,043
SAST Small & Mid Cap Value Portfolio Class 3              1.52%      331,572    (1,943,221) 10,191       --   (1,601,458)
SAST Small & Mid Cap Value Portfolio Class 3              1.55%      239,914      (378,071)     --       --     (138,157)
SAST Small & Mid Cap Value Portfolio Class 3              1.65%      384,711      (490,238)    244       --     (105,283)
SAST Small & Mid Cap Value Portfolio Class 3              1.72%       20,115      (217,367)     --       --     (197,252)
SAST Small & Mid Cap Value Portfolio Class 3              1.77%      118,301      (561,159)     --       --     (442,858)
SAST Small & Mid Cap Value Portfolio Class 3              1.80%        8,247       (21,119)     --       --      (12,872)
SAST Small & Mid Cap Value Portfolio Class 3              1.90%      149,738      (298,700)     --       --     (148,962)
SAST Small & Mid Cap Value Portfolio Class 3              1.95%        3,097       (11,834)     --       --       (8,737)
SAST Small & Mid Cap Value Portfolio Class 3              1.97%        1,343       (11,458)     --       --      (10,115)
SAST Small & Mid Cap Value Portfolio Class 3              2.02%        2,030        (6,516)     --       --       (4,486)
SAST Small & Mid Cap Value Portfolio Class 3              2.05%           10          (104)     --       --          (94)
SAST Small & Mid Cap Value Portfolio Class 3              2.15%       10,793        (9,417)     --       --        1,376
SAST Small & Mid Cap Value Portfolio Class 3              2.17%          415        (4,706)     --       --       (4,291)
SAST Small & Mid Cap Value Portfolio Class 3              2.30%        1,304        (6,117)     --       --       (4,813)
SAST Small Company Value Portfolio Class 3                1.15%       77,192       (65,471)    623       --       12,344
SAST Small Company Value Portfolio Class 3                1.30%      348,381      (314,709)     --       --       33,672
SAST Small Company Value Portfolio Class 3                1.40%       23,657       (26,548)     --       --       (2,891)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Small Company Value Portfolio Class 3                1.52%       572,871   (1,241,012)  2,067     (63)     (666,137)
SAST Small Company Value Portfolio Class 3                1.55%       199,012     (150,905)     --      --        48,107
SAST Small Company Value Portfolio Class 3                1.65%       235,196     (164,885)    101      --        70,412
SAST Small Company Value Portfolio Class 3                1.72%        16,824      (99,453)     --      --       (82,629)
SAST Small Company Value Portfolio Class 3                1.77%       206,375     (429,749)     --      --      (223,374)
SAST Small Company Value Portfolio Class 3                1.80%         6,760       (9,246)     --      --        (2,486)
SAST Small Company Value Portfolio Class 3                1.90%       125,687     (124,348)     --      --         1,339
SAST Small Company Value Portfolio Class 3                1.95%         4,251       (6,714)     --      --        (2,463)
SAST Small Company Value Portfolio Class 3                1.97%           838      (12,576)     --      --       (11,738)
SAST Small Company Value Portfolio Class 3                2.02%         2,687       (3,636)     --      --          (949)
SAST Small Company Value Portfolio Class 3                2.05%            20           (9)     --      --            11
SAST Small Company Value Portfolio Class 3                2.15%         1,438       (1,663)     --      --          (225)
SAST Small Company Value Portfolio Class 3                2.17%         1,210       (5,752)     --      --        (4,542)
SAST Small Company Value Portfolio Class 3                2.30%         1,548       (1,596)     --      --           (48)
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.10%         2,505           --      --      --         2,505
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.15%    15,986,640   (1,146,708)     --      --    14,839,932
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.30%    82,676,715   (5,672,354)     --      --    77,004,361
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.40%     3,257,784     (180,160)     --      --     3,077,624
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.52%     3,430,827     (825,072)     --      --     2,605,755
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.55%    20,956,942   (1,470,509)     --      --    19,486,433
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.65%    55,219,708   (3,264,837)     --      --    51,954,871
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.72%        51,521      (41,929)     --      --         9,592
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.77%     1,514,334     (238,341)     --      --     1,275,993
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.80%     1,960,213     (219,726)     --      --     1,740,487
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.90%    10,280,358   (1,389,770)  2,284      --     8,892,872
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.95%            84       (1,258)     --      --        (1,174)
SAST SunAmerica Dynamic Strategy Portfolio Class 3        2.02%         4,463       (1,811)     --      --         2,652
SAST SunAmerica Dynamic Strategy Portfolio Class 3        2.15%       310,458     (222,690)     --      --        87,768
SAST Technology Portfolio Class 1                         1.52%       336,660     (472,717)  1,572      --      (134,485)
SAST Technology Portfolio Class 1                         1.77%         3,703      (18,712)     --      --       (15,009)
SAST Technology Portfolio Class 2                         1.40%         3,442       (3,255)     --      --           187
SAST Technology Portfolio Class 2                         1.52%        88,656     (143,068)     --    (114)      (54,526)
SAST Technology Portfolio Class 2                         1.55%       100,290     (115,685)     --      --       (15,395)
SAST Technology Portfolio Class 2                         1.70%            --       (1,835)     --      --        (1,835)
SAST Technology Portfolio Class 2                         1.72%            51       (2,717)     --      --        (2,666)
SAST Technology Portfolio Class 2                         1.77%         1,317      (10,042)     --      --        (8,725)
SAST Technology Portfolio Class 2                         1.80%            --         (408)     --      --          (408)
SAST Technology Portfolio Class 2                         1.97%             1         (123)     --      --          (122)
SAST Technology Portfolio Class 3                         1.15%        31,309      (26,933)  2,943      --         7,319
SAST Technology Portfolio Class 3                         1.30%        86,291      (59,717)  1,447      --        28,021
SAST Technology Portfolio Class 3                         1.40%        13,942       (2,889)     --      --        11,053
SAST Technology Portfolio Class 3                         1.52%       825,140   (1,289,463)     --      --      (464,323)
SAST Technology Portfolio Class 3                         1.55%        66,027      (22,580)     --      --        43,447
SAST Technology Portfolio Class 3                         1.65%       102,172      (54,507)     --      --        47,665
SAST Technology Portfolio Class 3                         1.72%       100,943     (144,532)     --      --       (43,589)
SAST Technology Portfolio Class 3                         1.77%       147,139     (258,260)     --      --      (111,121)
SAST Technology Portfolio Class 3                         1.80%         9,654       (2,943)     --      --         6,711
SAST Technology Portfolio Class 3                         1.90%        29,487      (28,139)     --      --         1,348
SAST Technology Portfolio Class 3                         1.95%        10,802       (6,110)     --      --         4,692
SAST Technology Portfolio Class 3                         1.97%        22,442      (21,585)     --      --           857
SAST Technology Portfolio Class 3                         2.02%        30,085       (1,599)     --      --        28,486
SAST Technology Portfolio Class 3                         2.15%        12,900       (2,259)     --      --        10,641
SAST Technology Portfolio Class 3                         2.17%            --          (97)     --      --           (97)
SAST Technology Portfolio Class 3                         2.30%        12,325           --      --      --        12,325
SAST Telecom Utility Portfolio Class 1                    1.52%        47,565     (124,544)  2,766      --       (74,213)
SAST Telecom Utility Portfolio Class 1                    1.77%         1,121         (838)     --      --           283
SAST Telecom Utility Portfolio Class 2                    1.52%         8,076      (12,810)  1,421      --        (3,313)
SAST Telecom Utility Portfolio Class 2                    1.77%           463       (6,926)     --      --        (6,463)
SAST Telecom Utility Portfolio Class 3                    1.15%        32,251      (27,300)    291      --         5,242
SAST Telecom Utility Portfolio Class 3                    1.30%        80,805      (49,341)     --      --        31,464
SAST Telecom Utility Portfolio Class 3                    1.40%         3,247       (3,339)     --      --           (92)
SAST Telecom Utility Portfolio Class 3                    1.52%        49,463     (119,564)    111      --       (69,990)
SAST Telecom Utility Portfolio Class 3                    1.55%        56,155      (31,638)     --      --        24,517
SAST Telecom Utility Portfolio Class 3                    1.65%        78,206      (33,051)     --      --        45,155
SAST Telecom Utility Portfolio Class 3                    1.72%        15,017      (18,480)     --      --        (3,463)
SAST Telecom Utility Portfolio Class 3                    1.77%        22,080      (28,625)     --      --        (6,545)
SAST Telecom Utility Portfolio Class 3                    1.80%         6,976       (2,576)     --      --         4,400
SAST Telecom Utility Portfolio Class 3                    1.90%        23,743      (12,096)     --      --        11,647
SAST Telecom Utility Portfolio Class 3                    1.95%           407       (3,278)     --      --        (2,871)
SAST Telecom Utility Portfolio Class 3                    1.97%         6,832       (2,498)     --      --         4,334
SAST Telecom Utility Portfolio Class 3                    2.02%             7         (604)     --      --          (597)
SAST Telecom Utility Portfolio Class 3                    2.15%        22,665       (6,333)     --      --        16,332

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Telecom Utility Portfolio Class 3                    2.17%        1,353           (95)     --     --          1,258
SAST Telecom Utility Portfolio Class 3                    2.30%           46          (151)     --     --           (105)
SAST Total Return Bond Portfolio Class 1                  1.52%      122,313      (427,227)  7,757     --       (297,157)
SAST Total Return Bond Portfolio Class 1                  1.77%        1,764       (10,883)     --     --         (9,119)
SAST Total Return Bond Portfolio Class 2                  1.52%       35,480      (126,571)     --    (30)       (91,121)
SAST Total Return Bond Portfolio Class 2                  1.77%        9,008       (32,026)     --     --        (23,018)
SAST Total Return Bond Portfolio Class 3                  1.15%      472,475      (442,867)    578     --         30,186
SAST Total Return Bond Portfolio Class 3                  1.30%    1,909,531    (1,814,899)  3,264     --         97,896
SAST Total Return Bond Portfolio Class 3                  1.40%      104,548      (136,882)     --     --        (32,334)
SAST Total Return Bond Portfolio Class 3                  1.52%      442,166    (2,016,138)    211     --     (1,573,761)
SAST Total Return Bond Portfolio Class 3                  1.55%      657,598      (913,278)     --     --       (255,680)
SAST Total Return Bond Portfolio Class 3                  1.65%    1,346,866    (1,425,845)  1,175     --        (77,804)
SAST Total Return Bond Portfolio Class 3                  1.72%       42,973       (80,968)     --     --        (37,995)
SAST Total Return Bond Portfolio Class 3                  1.77%      166,492      (753,034)     --     --       (586,542)
SAST Total Return Bond Portfolio Class 3                  1.80%       84,420       (72,947)     --     --         11,473
SAST Total Return Bond Portfolio Class 3                  1.90%      545,964      (717,736)     --     --       (171,772)
SAST Total Return Bond Portfolio Class 3                  1.95%        6,720       (25,070)     --     --        (18,350)
SAST Total Return Bond Portfolio Class 3                  1.97%       12,350        (1,469)     --     --         10,881
SAST Total Return Bond Portfolio Class 3                  2.02%        2,696       (12,402)     --     --         (9,706)
SAST Total Return Bond Portfolio Class 3                  2.05%           12           (11)     --     --              1
SAST Total Return Bond Portfolio Class 3                  2.15%        5,807       (25,493)     --     --        (19,686)
SAST Total Return Bond Portfolio Class 3                  2.17%          902        (8,023)     --     --         (7,121)
SAST Total Return Bond Portfolio Class 3                  2.30%        3,376        (5,876)     --     --         (2,500)
SAST VCP Total Return Balanced Portfolio Class 3          1.10%        1,249            --      --     --          1,249
SAST VCP Total Return Balanced Portfolio Class 3          1.15%    1,043,474      (118,508)     --     --        924,966
SAST VCP Total Return Balanced Portfolio Class 3          1.30%    5,832,674      (303,879)     --     --      5,528,795
SAST VCP Total Return Balanced Portfolio Class 3          1.40%      217,669       (20,441)     --     --        197,228
SAST VCP Total Return Balanced Portfolio Class 3          1.55%    1,424,731       (94,439)     --     --      1,330,292
SAST VCP Total Return Balanced Portfolio Class 3          1.65%    3,803,835      (195,062)     --     --      3,608,773
SAST VCP Total Return Balanced Portfolio Class 3          1.80%       99,145        (6,886)     --     --         92,259
SAST VCP Total Return Balanced Portfolio Class 3          1.90%      764,402       (57,741)     --     --        706,661
SAST VCP Total Return Balanced Portfolio Class 3          2.15%       17,936        (1,094)     --     --         16,842
SAST VCP Value Portfolio Class 3                          1.15%    1,079,250       (89,840)     --     --        989,410
SAST VCP Value Portfolio Class 3                          1.30%    6,025,059      (412,386)     --     --      5,612,673
SAST VCP Value Portfolio Class 3                          1.40%      241,772       (15,337)     --     --        226,435
SAST VCP Value Portfolio Class 3                          1.55%    1,444,773      (115,411)     --     --      1,329,362
SAST VCP Value Portfolio Class 3                          1.65%    4,147,317      (233,711)     --     --      3,913,606
SAST VCP Value Portfolio Class 3                          1.80%       97,628        (8,764)     --     --         88,864
SAST VCP Value Portfolio Class 3                          1.90%      839,063       (79,727)     --     --        759,336
SAST VCP Value Portfolio Class 3                          2.15%       24,514        (6,822)     --     --         17,692
SST Allocation Balanced Portfolio Class 3                 1.15%       59,717      (109,365)     --     --        (49,648)
SST Allocation Balanced Portfolio Class 3                 1.30%      312,937      (304,082)     --     --          8,855
SST Allocation Balanced Portfolio Class 3                 1.40%      137,179       (21,308)     --     --        115,871
SST Allocation Balanced Portfolio Class 3                 1.52%       60,605      (223,081)     --     --       (162,476)
SST Allocation Balanced Portfolio Class 3                 1.55%      239,515      (218,168)     --     --         21,347
SST Allocation Balanced Portfolio Class 3                 1.65%      224,418      (179,404)     --     --         45,014
SST Allocation Balanced Portfolio Class 3                 1.77%       12,289       (42,859)     --     --        (30,570)
SST Allocation Balanced Portfolio Class 3                 1.80%       33,324       (51,585)     --     --        (18,261)
SST Allocation Balanced Portfolio Class 3                 1.90%      121,912       (46,988)     --     --         74,924
SST Allocation Balanced Portfolio Class 3                 1.95%          131        (6,250)     --     --         (6,119)
SST Allocation Balanced Portfolio Class 3                 2.02%        2,075       (48,155)     --     --        (46,080)
SST Allocation Balanced Portfolio Class 3                 2.15%          966       (39,073)     --     --        (38,107)
SST Allocation Balanced Portfolio Class 3                 2.17%           28        (5,248)     --     --         (5,220)
SST Allocation Balanced Portfolio Class 3                 2.30%            7          (716)     --     --           (709)
SST Allocation Growth Portfolio Class 3                   1.15%       13,834        (9,058)     --     --          4,776
SST Allocation Growth Portfolio Class 3                   1.30%      169,120      (120,882)     --     --         48,238
SST Allocation Growth Portfolio Class 3                   1.40%       22,740          (376)     --     --         22,364
SST Allocation Growth Portfolio Class 3                   1.52%       29,243       (47,749)     --     --        (18,506)
SST Allocation Growth Portfolio Class 3                   1.55%      114,160       (16,893)     --     --         97,267
SST Allocation Growth Portfolio Class 3                   1.65%      122,315       (17,703)     --     --        104,612
SST Allocation Growth Portfolio Class 3                   1.77%       46,189       (25,216)     --     --         20,973
SST Allocation Growth Portfolio Class 3                   1.80%        1,861          (158)     --     --          1,703
SST Allocation Growth Portfolio Class 3                   1.90%       95,713       (46,787)     --     --         48,926
SST Allocation Growth Portfolio Class 3                   1.95%        7,092        (3,140)     --     --          3,952
SST Allocation Growth Portfolio Class 3                   2.02%          167        (2,329)     --     --         (2,162)
SST Allocation Growth Portfolio Class 3                   2.15%            4      (101,534)     --     --       (101,530)
SST Allocation Growth Portfolio Class 3                   2.17%           --            --      --     --             --
SST Allocation Growth Portfolio Class 3                   2.30%           --      (154,122)     --     --       (154,122)
SST Allocation Moderate Growth Portfolio Class 3          1.15%      358,498       (44,001)     --     --        314,497
SST Allocation Moderate Growth Portfolio Class 3          1.30%      224,097      (323,097)     --     --        (99,000)
SST Allocation Moderate Growth Portfolio Class 3          1.40%       18,506       (10,071)     --     --          8,435
SST Allocation Moderate Growth Portfolio Class 3          1.52%      104,472      (330,338)     --     --       (225,866)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SST Allocation Moderate Growth Portfolio Class 3          1.55%      218,954      (266,195)     --     --      (47,241)
SST Allocation Moderate Growth Portfolio Class 3          1.65%      177,626      (161,722)     --     --       15,904
SST Allocation Moderate Growth Portfolio Class 3          1.77%       51,738      (268,142)     --     --     (216,404)
SST Allocation Moderate Growth Portfolio Class 3          1.80%        9,803       (13,118)     --     --       (3,315)
SST Allocation Moderate Growth Portfolio Class 3          1.90%      102,844      (112,910)     --     --      (10,066)
SST Allocation Moderate Growth Portfolio Class 3          1.95%          266       (11,913)     --     --      (11,647)
SST Allocation Moderate Growth Portfolio Class 3          2.02%        1,961       (16,724)     --     --      (14,763)
SST Allocation Moderate Growth Portfolio Class 3          2.15%        5,474        (7,562)     --     --       (2,088)
SST Allocation Moderate Growth Portfolio Class 3          2.17%           32          (105)     --     --          (73)
SST Allocation Moderate Growth Portfolio Class 3          2.30%          465          (608)     --     --         (143)
SST Allocation Moderate Portfolio Class 3                 1.15%      112,372      (125,949) 13,000     --         (577)
SST Allocation Moderate Portfolio Class 3                 1.30%      476,925      (328,221)     --     --      148,704
SST Allocation Moderate Portfolio Class 3                 1.40%        7,255       (23,186)     --     --      (15,931)
SST Allocation Moderate Portfolio Class 3                 1.52%      162,270      (322,228)     --     --     (159,958)
SST Allocation Moderate Portfolio Class 3                 1.55%      196,422      (188,046)     --     --        8,376
SST Allocation Moderate Portfolio Class 3                 1.65%      252,027      (152,908)     --     --       99,119
SST Allocation Moderate Portfolio Class 3                 1.77%       37,634       (72,648)     --     --      (35,014)
SST Allocation Moderate Portfolio Class 3                 1.80%       32,079       (19,712)     --     --       12,367
SST Allocation Moderate Portfolio Class 3                 1.90%       87,076      (108,037)     --     --      (20,961)
SST Allocation Moderate Portfolio Class 3                 1.95%       10,794        (1,939)     --     --        8,855
SST Allocation Moderate Portfolio Class 3                 2.02%       12,240        (4,920)     --     --        7,320
SST Allocation Moderate Portfolio Class 3                 2.15%        7,584       (12,933)     --     --       (5,349)
SST Allocation Moderate Portfolio Class 3                 2.17%           11           (10)     --     --            1
SST Allocation Moderate Portfolio Class 3                 2.30%          232        (2,806)     --     --       (2,574)
SST Real Return Portfolio Class 3                         1.15%      240,671      (152,556)    944     --       89,059
SST Real Return Portfolio Class 3                         1.30%    1,155,259      (740,585)     --     --      414,674
SST Real Return Portfolio Class 3                         1.40%       57,683       (33,185)     --     --       24,498
SST Real Return Portfolio Class 3                         1.52%      812,038    (1,111,994)    624     --     (299,332)
SST Real Return Portfolio Class 3                         1.55%      589,514      (333,804)     --     --      255,710
SST Real Return Portfolio Class 3                         1.65%      636,402      (442,177)  1,290     --      195,515
SST Real Return Portfolio Class 3                         1.72%       31,941       (30,363)     --     --        1,578
SST Real Return Portfolio Class 3                         1.77%      291,589      (353,634)     --     --      (62,045)
SST Real Return Portfolio Class 3                         1.80%       34,021       (35,178)     --     --       (1,157)
SST Real Return Portfolio Class 3                         1.90%      305,069      (308,663)     --     --       (3,594)
SST Real Return Portfolio Class 3                         1.95%       11,315        (7,455)     --     --        3,860
SST Real Return Portfolio Class 3                         1.97%        2,421          (244)     --     --        2,177
SST Real Return Portfolio Class 3                         2.02%        3,239       (13,243)     --     --      (10,004)
SST Real Return Portfolio Class 3                         2.05%           12            (4)     --     --            8
SST Real Return Portfolio Class 3                         2.15%        4,617       (11,930)     --     --       (7,313)
SST Real Return Portfolio Class 3                         2.17%        6,624        (8,556)     --     --       (1,932)
SST Real Return Portfolio Class 3                         2.30%        2,942        (3,929)     --     --         (987)
Sterling Capital Select Equity VIF                        1.52%        1,738       (15,802)     --     --      (14,064)
Sterling Capital Select Equity VIF                        1.72%        1,204          (681)     --     --          523
Sterling Capital Select Equity VIF                        1.77%          523        (3,137)     --     --       (2,614)
Sterling Capital Select Equity VIF                        1.97%           --            (1)     --     --           (1)
Sterling Capital Special Opportunities VIF                1.52%        5,921       (76,198)     --     --      (70,277)
Sterling Capital Special Opportunities VIF                1.72%        1,200       (23,950)     --     --      (22,750)
Sterling Capital Special Opportunities VIF                1.77%        3,154       (22,242)     --     --      (19,088)
Sterling Capital Special Opportunities VIF                1.97%           --            --      --     --           --
Sterling Capital Special Opportunities VIF                2.02%           --          (312)     --     --         (312)
Sterling Capital Total Return Bond VIF                    1.52%       18,125       (40,574)     --     --      (22,449)
Sterling Capital Total Return Bond VIF                    1.72%          494       (13,772)     --     --      (13,278)
Sterling Capital Total Return Bond VIF                    1.77%          946       (13,596)     --     --      (12,650)
Sterling Capital Total Return Bond VIF                    1.97%           --            --      --     --           --

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                                 At December 31                         For the year ended December 31
                   -------------------------------------------  ------------------------------------------------------
                                 Unit Value                                         Investment
                                  Lowest to          Net                              Income   Total Return Lowest to
                     Units    Highest ($) /(5)/ Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                   ---------- ----------------- --------------  ------------------- ---------- -----------------------
AFIS - Capital Income Builder /(9)/
2015                   69,041   9.43 to    9.64      662,428    1.10%   to   1.40%     2.81%    -3.16%   to    -2.87%
2014                      707              9.73        6,886                 1.40%     0.00%                   -2.66%
                                                                                .
American Funds Asset Allocation Fund Class 2
2015                2,791,383  22.13 to   22.88   63,748,342    1.52%   to   1.77%     1.59%    -0.38%   to    -0.13%
2014                3,134,901  22.22 to   22.91   71,685,041    1.52%   to   1.77%     1.42%     3.55%   to     3.81%
2013                3,557,044  21.46 to   22.07   78,372,329    1.52%   to   1.77%     1.45%    21.53%   to    21.83%
2012                3,871,926  17.66 to   18.11   70,041,345    1.52%   to   1.77%     1.84%    14.15%   to    14.43%
2011                4,592,849  15.47 to   15.83   72,609,243    1.52%   to   1.77%     1.78%    -0.48%   to    -0.23%
American Funds Asset Allocation Fund Class 3
2015                  523,181  68.06 to   69.31   36,231,221    1.30%   to   1.40%     1.66%     0.05%   to     0.15%
2014                  572,831  68.03 to   69.21   39,614,090    1.30%   to   1.40%     1.48%     4.00%   to     4.10%
2013                  639,183  65.41 to   66.48   42,459,364    1.30%   to   1.40%     1.52%    22.09%   to    22.21%
2012                  694,087  53.58 to   54.40   37,731,455    1.30%   to   1.40%     1.93%    14.65%   to    14.77%
2011                  785,780  46.73 to   47.40   37,221,998    1.30%   to   1.40%     1.81%    -0.05%   to     0.05%
American Funds Cash Management Fund Class 3
2015                  301,423  19.78 to   20.14    6,069,574    1.30%   to   1.40%     0.00%    -1.83%   to    -1.73%
2014                  370,027  20.15 to   20.50    7,581,985    1.30%   to   1.40%     0.00%    -1.83%   to    -1.73%
2013                  382,715  20.52 to   20.86    7,979,244    1.30%   to   1.40%     0.00%    -1.82%   to    -1.73%
2012                  490,800  20.90 to   21.22   10,413,855    1.30%   to   1.40%     0.00%    -1.74%   to    -1.64%
2011                  551,224  21.27 to   21.58   11,890,437    1.30%   to   1.40%     0.00%    -1.74%   to    -1.64%
American Funds Global Growth Fund Class 2
2015                5,814,880  31.71 to   33.67  194,638,015    1.52%   to   1.97%     0.99%     4.85%   to     5.32%
2014                6,938,511  30.24 to   31.96  220,617,184    1.52%   to   1.97%     1.10%     0.32%   to     0.77%
2013                8,115,559  30.14 to   31.72  256,137,760    1.52%   to   1.97%     1.19%    26.67%   to    27.24%
2012                9,876,200  23.80 to   24.93  245,057,800    1.52%   to   1.97%     0.85%    20.17%   to    20.71%
2011               12,096,803  19.80 to   20.65  248,764,306    1.52%   to   1.97%     1.22%   -10.66%   to   -10.26%
American Funds Growth Fund Class 2
2015                8,582,423  29.42 to   31.22  266,061,733    1.52%   to   1.97%     0.58%     4.77%   to     5.25%
2014               10,341,097  28.08 to   29.67  304,784,034    1.52%   to   1.97%     0.74%     6.39%   to     6.87%
2013               12,326,326  26.39 to   27.76  340,146,937    1.52%   to   1.97%     0.90%    27.57%   to    28.15%
2012               15,234,989  20.69 to   21.66  328,241,194    1.52%   to   1.97%     0.76%    15.59%   to    16.11%
2011               18,577,732  17.90 to   18.66  344,935,437    1.52%   to   1.97%     0.58%    -6.14%   to    -5.72%
American Funds Growth Fund Class 3
2015                  670,078 283.96 to  289.17  193,645,938    1.30%   to   1.40%     0.65%     5.44%   to     5.54%
2014                  758,561 269.32 to  273.99  207,717,875    1.30%   to   1.40%     0.95%     7.08%   to     7.19%
2013                  845,426 251.51 to  255.61  215,982,019    1.30%   to   1.40%     0.98%    28.40%   to    28.52%
2012                  950,747 195.88 to  198.88  188,985,493    1.30%   to   1.40%     0.85%    16.33%   to    16.44%
2011                1,105,433 168.39 to  170.79  188,708,917    1.30%   to   1.40%     0.65%    -5.54%   to    -5.44%
American Funds Growth-Income Fund Class 2
2015               10,210,265  24.74 to   26.27  266,505,791    1.52%   to   1.97%     1.25%    -0.52%   to    -0.08%
2014               12,261,272  24.87 to   26.29  320,475,121    1.52%   to   1.97%     1.23%     8.48%   to     8.97%
2013               14,676,170  22.92 to   24.13  352,190,230    1.52%   to   1.97%     1.30%    30.91%   to    31.49%
2012               18,139,027  17.51 to   18.35  331,179,768    1.52%   to   1.97%     1.55%    15.19%   to    15.71%
2011               21,845,814  15.20 to   15.86  344,899,767    1.52%   to   1.97%     1.46%    -3.75%   to    -3.31%
American Funds Growth-Income Fund Class 3
2015                  823,135 192.83 to  196.37  161,492,915    1.30%   to   1.40%     1.33%     0.12%   to     0.22%
2014                  941,271 192.61 to  195.94  184,282,551    1.30%   to   1.40%     1.31%     9.17%   to     9.28%
2013                1,078,621 176.43 to  179.30  193,255,373    1.30%   to   1.40%     1.38%    31.73%   to    31.86%
2012                1,238,142 133.93 to  135.98  168,248,736    1.30%   to   1.40%     1.60%    15.95%   to    16.07%
2011                1,470,881 115.51 to  117.16  172,210,686    1.30%   to   1.40%     1.52%    -3.14%   to    -3.04%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                                At December 31                          For the year ended December 31
                   -------------------------------------------   ----------------------------------------------------
                                Unit Value                                          Investment
                                Lowest to             Net                             Income   Total Return Lowest to
                     Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/ Ratio/(2)/     Highest /(3)/
                   ---------- -----------------  --------------  ------------------ ---------- ----------------------
American Funds High-Income Bond Fund Class 3
2015                  133,285 85.58  to   87.14    11,609,844    1.30%  to   1.40%     5.37%    -8.42%   to    -8.33%
2014                  168,452 93.45  to   95.06    16,007,664    1.30%  to   1.40%     5.52%    -0.81%   to    -0.71%
2013                  198,461 94.21  to   95.74    18,994,525    1.30%  to   1.40%     6.15%     5.29%   to     5.40%
2012                  233,472 89.47  to   90.84    21,202,693    1.30%  to   1.40%     6.89%    12.09%   to    12.20%
2011                  253,203 79.82  to   80.96    20,491,234    1.30%  to   1.40%     7.32%     0.56%   to     0.66%
American Funds International Fund Class 3
2015                  576,621 53.82  to   54.81    31,581,888    1.30%  to   1.40%     1.55%    -5.77%   to    -5.68%
2014                  658,805 57.12  to   58.11    38,263,106    1.30%  to   1.40%     1.39%    -3.91%   to    -3.82%
2013                  763,819 59.45  to   60.42    46,122,250    1.30%  to   1.40%     1.37%    19.98%   to    20.10%
2012                  869,072 49.54  to   50.30    43,694,055    1.30%  to   1.40%     1.48%    16.33%   to    16.45%
2011                1,006,795 42.59  to   43.20    43,473,502    1.30%  to   1.40%     1.67%   -15.05%   to   -14.97%
American Funds US Government AAA-Rated Securities Fund Class 3
2015                  271,758 39.70  to   40.42    10,978,306    1.30%  to   1.40%     1.40%     0.23%   to     0.33%
2014                  321,306 39.60  to   40.29    12,937,888    1.30%  to   1.40%     1.04%     3.65%   to     3.75%
2013                  371,384 38.21  to   38.83    14,411,049    1.30%  to   1.40%     0.64%    -4.35%   to    -4.25%
2012                  488,933 39.95  to   40.56    19,814,636    1.30%  to   1.40%     1.02%     0.60%   to     0.70%
2011                  591,640 39.71  to   40.28    23,809,754    1.30%  to   1.40%     1.81%     6.06%   to     6.17%
AST Asset Allocation Portfolio Class 1
2015                2,630,695 34.78  to   36.08    94,831,785    1.52%  to   1.77%     2.92%    -3.45%   to    -3.21%
2014                2,978,668 36.02  to   37.27   110,944,048    1.52%  to   1.77%     2.37%     5.58%   to     5.84%
2013                3,445,475 34.12  to   35.22   121,313,146    1.52%  to   1.77%     2.82%    15.82%   to    16.11%
2012                3,982,890 29.46  to   30.33   120,778,080    1.52%  to   1.77%     3.00%     9.98%   to    10.25%
2011                4,606,167 26.79  to   27.51   126,687,967    1.52%  to   1.77%     2.66%    -0.84%   to    -0.60%
AST Asset Allocation Portfolio Class 2
2015                  164,976 33.17  to   35.31     5,746,646    1.52%  to   1.97%     2.76%    -3.78%   to    -3.35%
2014                  186,837 34.47  to   36.54     6,745,743    1.52%  to   1.97%     2.03%     5.21%   to     5.68%
2013                  278,470 32.77  to   34.57     9,535,613    1.52%  to   1.97%     2.54%    15.42%   to    15.94%
2012                  330,320 28.39  to   29.82     9,767,892    1.52%  to   1.97%     2.96%     9.59%   to    10.09%
2011                  362,705 25.91  to   27.09     9,754,826    1.52%  to   1.97%     2.45%    -1.19%   to    -0.74%
AST Asset Allocation Portfolio Class 3
2015                1,559,554 10.96  to   13.79    34,297,407    1.10%  to   2.30%     2.80%    -4.20%   to    -3.04%
2014                1,531,013 14.40  to   15.83    36,335,227    1.15%  to   2.30%     2.21%     4.76%   to     5.97%
2013                1,595,233 13.74  to   14.94    37,030,304    1.15%  to   2.30%     2.59%    14.92%   to    16.25%
2012                1,531,222 11.96  to   12.85    32,024,508    1.15%  to   2.30%     2.78%     9.13%   to    10.39%
2011                1,411,518 10.96  to   11.64    29,785,008    1.15%  to   2.30%     2.64%    -1.62%   to    -0.48%
AST Capital Appreciation Portfolio Class 1
2015                3,034,634 91.72  to   95.23   284,721,855    1.52%  to   1.77%     0.00%     6.82%   to     7.09%
2014                3,471,675 85.86  to   88.93   303,798,648    1.52%  to   1.77%     0.00%    13.22%   to    13.50%
2013                3,993,983 20.52  to   78.35   308,056,100    1.52%  to   1.77%     0.00%    33.44%   to    33.78%
2012                4,724,022 15.38  to   58.57   272,256,449    1.52%  to   1.77%     0.00%    21.72%   to    22.02%
2011                5,559,287 12.63  to   48.00   262,968,434    1.52%  to   1.77%     0.00%    -8.68%   to    -8.45%
AST Capital Appreciation Portfolio Class 2
2015                  489,826 88.76  to   94.73    45,450,170    1.40%  to   1.97%     0.00%     6.45%   to     7.06%
2014                  582,777 83.38  to   88.49    50,614,579    1.40%  to   1.97%     0.00%    12.83%   to    13.47%
2013                  702,652 73.91  to   77.98    53,896,333    1.40%  to   1.97%     0.00%    32.98%   to    33.74%
2012                  871,835 55.58  to   58.31    50,117,932    1.40%  to   1.97%     0.00%    21.29%   to    21.99%
2011                1,074,162 45.82  to   47.80    50,722,731    1.40%  to   1.97%     0.00%    -9.00%   to    -8.48%
AST Capital Appreciation Portfolio Class 3
2015               10,203,791 14.17  to   21.80   426,922,869    1.10%  to   2.30%     0.00%     5.99%   to     7.27%
2014               10,550,598 20.56  to   22.50   447,124,602    1.15%  to   2.30%     0.00%    12.34%   to    13.64%
2013               11,227,421 18.31  to   19.80   454,840,165    1.15%  to   2.30%     0.00%    32.41%   to    33.94%
2012               12,383,454 13.82  to   14.78   406,740,869    1.15%  to   2.30%     0.00%    20.77%   to    22.17%
2011               12,477,127 11.45  to   12.10   377,129,549    1.15%  to   2.30%     0.00%    -9.39%   to    -8.34%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                          For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
AST Government and Quality Bond Portfolio Class 1
2015               3,311,085 20.49  to   21.27    70,014,654    1.52%   to   1.77%     1.48%    -1.22%   to    -0.98%
2014               3,791,180 20.74  to   21.48    80,943,079    1.52%   to   1.77%     1.83%     3.32%   to     3.58%
2013               4,435,744 20.07  to   20.73    91,347,684    1.52%   to   1.77%     2.34%    -3.81%   to    -3.56%
2012               5,343,112 14.25  to   21.50   114,136,242    1.52%   to   1.77%     2.24%     1.97%   to     2.23%
2011               6,242,049 13.98  to   21.03   130,486,125    1.52%   to   1.77%     3.08%     5.21%   to     5.47%
AST Government and Quality Bond Portfolio Class 2
2015               1,444,594 19.59  to   20.81    29,886,349    1.52%   to   1.97%     1.28%    -1.57%   to    -1.13%
2014               1,761,628 19.90  to   21.05    36,871,794    1.52%   to   1.97%     1.66%     2.96%   to     3.43%
2013               2,106,669 19.33  to   20.35    42,659,536    1.52%   to   1.97%     2.12%    -4.14%   to    -3.71%
2012               2,454,974 20.16  to   21.17    51,673,486    1.52%   to   1.97%     2.05%     1.61%   to     2.07%
2011               2,894,272 19.84  to   20.74    59,710,741    1.52%   to   1.97%     2.88%     4.84%   to     5.31%
AST Government and Quality Bond Portfolio Class 3
2015              32,693,134  9.99  to   11.37   517,482,820    1.10%   to   2.30%     1.28%    -1.99%   to    -0.81%
2014              33,515,084 11.60  to   12.62   556,008,094    1.15%   to   2.30%     1.65%     2.52%   to     3.71%
2013              36,451,502 11.32  to   12.17   599,998,696    1.15%   to   2.30%     2.12%    -4.55%   to    -3.45%
2012              35,919,014 11.86  to   12.60   631,222,456    1.15%   to   2.30%     2.05%     1.18%   to     2.35%
2011              33,622,521 11.72  to   12.31   607,330,250    1.15%   to   2.30%     2.97%     4.39%   to     5.60%
AST Growth Portfolio Class 1
2015               1,407,748 46.46  to   48.23    67,822,689    1.52%   to   1.77%     0.62%    -1.61%   to    -1.36%
2014               1,641,387 47.22  to   48.89    80,179,098    1.52%   to   1.77%     0.54%     5.56%   to     5.83%
2013               1,963,129 44.73  to   46.20    90,632,280    1.52%   to   1.77%     0.78%    32.81%   to    33.14%
2012               2,271,526 33.68  to   34.70    78,772,999    1.52%   to   1.77%     0.56%    11.96%   to    12.24%
2011               2,722,805 30.08  to   30.92    84,129,487    1.52%   to   1.77%     0.72%    -7.90%   to    -7.67%
AST Growth Portfolio Class 2
2015                 399,190 44.52  to   47.28    18,719,395    1.52%   to   1.97%     0.42%    -1.95%   to    -1.51%
2014                 480,301 45.40  to   48.00    22,890,888    1.52%   to   1.97%     0.40%     5.20%   to     5.67%
2013                 557,541 43.16  to   45.42    25,167,652    1.52%   to   1.97%     0.61%    32.35%   to    32.94%
2012                 703,753 32.61  to   34.17    23,923,993    1.52%   to   1.97%     0.39%    11.57%   to    12.08%
2011                 863,723 29.23  to   30.49    26,217,903    1.52%   to   1.97%     0.54%    -8.22%   to    -7.81%
AST Growth Portfolio Class 3
2015               2,674,883 12.13  to   14.28    89,410,347    1.10%   to   2.15%     0.34%    -2.22%   to    -1.19%
2014               2,865,165 14.61  to   15.67   103,500,385    1.15%   to   2.30%     0.30%     4.91%   to     5.96%
2013               3,156,786 13.92  to   14.79   113,886,341    1.15%   to   2.30%     0.54%    31.98%   to    33.30%
2012               3,811,288 10.21  to   11.09   107,879,000    1.15%   to   2.30%     0.29%     9.61%   to    12.38%
2011               4,240,566  9.31  to    9.87   112,152,534    1.15%   to   2.30%     0.45%    -8.74%   to    -7.56%
AST Multi-Asset Portfolio Class 3 /(9)/
2015                   8,383  9.77  to   10.78       107,648    1.10%   to   1.40%     0.75%    -6.05%   to    -5.77%
AST Natural Resources Portfolio Class 1
2015                 671,538 29.47  to   30.60    20,531,857    1.52%   to   1.77%     1.53%   -22.77%   to   -22.58%
2014                 786,603 38.17  to   39.53    31,068,567    1.52%   to   1.77%     1.16%   -19.96%   to   -19.76%
2013                 896,929 47.69  to   49.26    44,152,161    1.52%   to   1.77%     0.90%     3.95%   to     4.21%
2012               1,083,860 45.88  to   47.27    51,203,446    1.52%   to   1.77%     1.07%     1.70%   to     1.96%
2011               1,334,816 45.11  to   46.36    61,850,374    1.52%   to   1.77%     0.67%   -21.66%   to   -21.47%
AST Natural Resources Portfolio Class 2
2015                 172,720 28.25  to   30.02     5,118,355    1.52%   to   1.97%     1.29%   -23.04%   to   -22.70%
2014                 202,008 36.71  to   38.83     7,757,067    1.52%   to   1.97%     0.95%   -20.24%   to   -19.88%
2013                 218,887 46.02  to   48.46    10,503,909    1.52%   to   1.97%     0.78%     3.58%   to     4.05%
2012                 250,776 44.43  to   46.66    11,581,109    1.52%   to   1.97%     0.85%     1.35%   to     1.81%
2011                 306,705 43.84  to   45.83    13,926,958    1.52%   to   1.97%     0.50%   -21.93%   to   -21.58%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                          For the year ended December 31
                   ------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                     Units   Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                   --------- -----------------  --------------  ------------------  ---------- ----------------------
AST Natural Resources Portfolio Class 3
2015               4,882,343  5.92  to    6.57    66,749,200    1.10%   to   2.30%     1.15%   -23.37%   to   -22.45%
2014               4,537,357  7.72  to    8.62    86,960,927    1.15%   to   2.30%     0.79%   -20.58%   to   -19.66%
2013               4,173,885  9.72  to   10.73   108,369,729    1.15%   to   2.30%     0.70%     3.14%   to     4.33%
2012               4,379,024  9.42  to   10.29   118,286,496    1.15%   to   2.30%     0.80%     0.91%   to     2.08%
2011               4,279,355  9.34  to   10.08   126,949,654    1.15%   to   2.30%     0.44%   -22.59%   to   -21.37%
BLK Global Allocation VI Fund /(9)/
2015                 215,571  9.27  to    9.71     2,036,288    1.10%   to   1.70%     1.42%    -7.26%   to    -2.08%
BLK iShares Alt Strategies VI Fund /(9)/
2015                  64,714  9.29  to    9.93       630,027    1.10%   to   1.70%     5.66%    -7.12%   to    -2.32%
BLK iShares Dynamic Allocation VI Fund/(9)/
2015                  30,466  9.09  to    9.57       288,623    1.10%   to   1.70%     3.57%    -9.10%   to    -5.04%
BLK iShares Dynamic Fixed Income VI Fund/ (9)/
2015                   5,033  9.69  to    9.79        49,112    1.10%   to   1.40%     3.49%    -2.84%   to    -2.55%
BLK iShares Equity Appreciation VI Fund /(9)/
2015                  10,067  8.85  to    9.24        91,274    1.10%   to   1.40%     3.34%    -8.00%   to    -7.72%
Columbia VP Asset Allocation Fund Class 1
2015                  48,225 15.45  to   16.02       771,994    1.52%   to   1.77%     2.07%    -0.71%   to    -0.46%
2014                  50,356 15.56  to   16.09       809,820    1.52%   to   1.77%     2.52%     8.12%   to     8.39%
2013                  53,461 14.40  to   14.85       793,248    1.52%   to   1.77%     2.42%    16.10%   to    16.39%
2012                  54,826 12.05  to   12.76       698,941    1.52%   to   1.77%     2.32%    10.23%   to    11.32%
2011                  85,693 10.93  to   11.46       981,636    1.52%   to   1.77%     2.52%    -3.18%   to    -2.34%
Columbia VP -Dividend Opportunity Fund Class 1
2015                 122,000 14.68  to   15.24     1,848,927    1.52%   to   1.77%     0.00%    -4.36%   to    -4.12%
2014                 138,166 15.35  to   15.90     2,185,966    1.52%   to   2.02%     0.00%     8.15%   to     8.42%
2013                 171,187 14.19  to   14.67     2,499,869    1.52%   to   2.02%     0.00%    24.60%   to    24.91%
2012                 213,530 11.06  to   11.74     2,498,171    1.52%   to   2.02%     0.00%    11.09%   to    12.38%
2011                 272,913  9.95  to   10.45     2,842,827    1.52%   to   2.02%     2.07%    -9.35%   to    -8.57%
Columbia VP -Emerging Markets Bond Fund Class 2 /(9)/
2015                     206  9.29  to    9.33         1,916    1.10%   to   1.70%     0.00%    -7.10%   to    -2.39%
Columbia VP Income Opportunities Fund Class 1
2015                 577,730 21.15  to   22.81    12,963,856    1.52%   to   2.17%     9.20%    -3.12%   to    -2.49%
2014                 689,685 21.83  to   23.40    15,886,936    1.52%   to   2.17%     0.00%     1.79%   to     2.45%
2013                 816,832 21.45  to   22.84    18,377,700    1.52%   to   2.17%    14.04%     2.82%   to     3.49%
2012                 953,291 20.86  to   22.07    20,751,956    1.52%   to   2.17%     6.58%    12.58%   to    13.32%
2011               1,149,751 18.53  to   19.47    22,135,020    1.52%   to   2.17%     7.51%     4.28%   to     4.96%
Columbia VP -Limited Duration Credit Fund Class 2 /(9)/
2015                   9,468  9.58  to    9.51        90,115    1.10%   to   1.40%     0.00%    -3.84%   to    -3.56%
Columbia VP Marsico 21st Century Fund Class 1
2015                  46,711 21.12  to   21.91     1,016,555    1.52%   to   1.77%     0.00%    -0.24%   to     0.01%
2014                  51,756 21.17  to   21.91     1,127,137    1.52%   to   2.02%     0.00%     7.15%   to     7.42%
2013                  56,316 19.76  to   20.40     1,142,130    1.52%   to   2.02%     0.41%    39.94%   to    40.29%
2012                  75,938 13.82  to   14.54     1,099,367    1.52%   to   2.02%     0.00%     8.99%   to     9.70%
2011                  96,971 12.68  to   13.25     1,280,717    1.52%   to   2.02%     0.00%   -14.02%   to   -13.26%
Columbia VP Marsico Focused Equities Fund Class 1
2015               1,465,113 17.03  to   18.48    26,649,644    1.52%   to   2.17%     0.16%     0.37%   to     1.03%
2014               1,730,581 16.97  to   18.29    31,162,661    1.52%   to   2.17%     0.49%    10.04%   to    10.76%
2013               1,989,375 15.42  to   16.51    32,381,678    1.52%   to   2.17%     0.43%    35.15%   to    36.02%
2012               2,462,182 11.41  to   12.14    29,503,319    1.52%   to   2.17%     0.37%     9.63%   to    10.34%
2011               2,932,795 10.41  to   11.00    31,888,262    1.52%   to   2.17%     0.42%    -4.84%   to    -4.08%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                          For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
Columbia VP Marsico Growth Fund Class 1
2015                 102,511 16.16  to   16.76     1,704,994    1.52%   to   1.77%     0.11%     0.38%   to     0.63%
2014                 127,401 16.10  to   16.66     2,109,250    1.52%   to   2.02%     0.21%     7.50%   to     7.77%
2013                 152,422 14.98  to   15.46     2,344,258    1.52%   to   2.02%     0.24%    33.27%   to    33.60%
2012                 190,965 10.80  to   11.57     2,200,594    1.52%   to   2.02%     0.66%     8.03%   to    10.54%
2011                 248,363 10.00  to   10.47     2,590,925    1.52%   to   2.02%     0.28%    -5.00%   to    -4.11%
Columbia VP Marsico International Opportunities Fund Class 2
2015                  78,454 17.90  to   18.53     1,448,271    1.52%   to   1.77%     0.28%    -1.79%   to    -1.54%
2014                  94,610 18.22  to   18.82     1,775,008    1.52%   to   2.02%     0.03%    -6.76%   to    -6.53%
2013                 108,715 19.54  to   20.13     2,183,096    1.52%   to   2.02%     0.39%    18.29%   to    18.59%
2012                 142,991 16.09  to   16.97     2,422,378    1.52%   to   2.02%     0.90%    14.26%   to    15.84%
2011                 198,806 14.08  to   14.65     2,907,894    1.52%   to   2.02%     0.78%   -18.15%   to   -17.45%
Columbia VP Mid Cap Growth Opportunity Fund Class 1
2015                  26,926 15.02  to   16.91       443,287    1.52%   to   2.02%     0.00%     3.50%   to     4.02%
2014                  29,229 14.51  to   16.25       462,634    1.52%   to   2.02%     0.00%     5.27%   to     5.79%
2013                  31,993 13.78  to   15.36       478,365    1.52%   to   2.02%     0.12%    28.96%   to    29.27%
2012                  43,776 10.69  to   11.88       509,730    1.52%   to   2.02%     0.00%     9.80%   to    10.08%
2011                  69,236  9.71  to   10.82       736,612    1.52%   to   2.02%     0.00%    -6.92%   to    -6.50%
Columbia VP Small Company Growth Fund Class 1
2015                  43,151 16.14  to   16.76       718,921    1.52%   to   1.77%     0.00%     2.00%   to     2.26%
2014                  56,831 15.82  to   16.39       927,272    1.52%   to   2.02%     0.00%    -6.31%   to    -6.08%
2013                  60,171 16.89  to   17.45     1,045,736    1.52%   to   2.02%     0.11%    38.02%   to    38.36%
2012                  91,523 12.01  to   12.61     1,150,648    1.52%   to   2.02%     0.00%     9.71%   to    10.31%
2011                 117,875 10.95  to   11.43     1,344,410    1.52%   to   2.02%     0.00%    -7.45%   to    -6.97%
Franklin Income Securities Fund Class 2
2015              11,333,252 11.59  to   12.79   140,075,957    1.10%   to   2.30%     4.72%    -9.17%   to    -8.07%
2014              12,250,257 12.76  to   13.91   165,202,869    1.15%   to   2.30%     5.14%     2.24%   to     3.47%
2013              11,538,863 12.48  to   13.40   150,921,881    1.15%   to   2.30%     6.45%    11.36%   to    12.64%
2012              10,906,862 11.21  to   11.90   127,193,425    1.15%   to   2.30%     6.41%    10.08%   to    11.36%
2011               9,098,783 10.18  to   10.68    95,709,571    1.15%   to   2.30%     5.37%     0.04%   to     1.21%
Franklin Strategic Income VIP Fund /(9)/
2015                  58,383  9.31  to    9.36       541,942    1.10%   to   1.70%     6.39%    -6.92%   to    -4.92%
2014                   1,059              9.71        10,403                 1.40%     0.00%                   -2.91%
Franklin Templeton VIP Founding Funds Allocations Fund Class 2
2015               4,171,986 10.88  to   11.98    48,202,007    1.10%   to   2.30%     3.02%    -8.35%   to    -7.24%
2014               4,543,641 11.87  to   12.87    56,850,080    1.15%   to   2.30%     2.79%     0.51%   to     1.67%
2013               4,268,985 11.81  to   12.66    52,738,368    1.15%   to   2.30%    12.11%    20.97%   to    22.36%
2012               4,403,773  9.77  to   10.35    44,629,639    1.15%   to   2.30%     2.78%    12.71%   to    14.01%
2011               4,603,619  8.66  to    9.08    41,094,450    1.15%   to   2.30%     0.02%    -3.82%   to    -2.67%
GS VIT Global Markets Navigator Fd SVC /(9)/
2015                   4,209  8.97  to    9.48        39,641    1.10%   to   1.70%     0.18%   -10.33%   to    -6.07%
GS VIT Multi-Strategy Alt Port Advisor/ (9)/
2015                  53,719  9.23  to    9.31       495,129    1.10%   to   1.70%     3.62%    -6.94%   to    -5.93%
GS VIT Strategic Income Fund Advisor /(9)/
2015                  18,829  9.41  to    9.48       179,962    1.10%   to   1.40%     1.92%    -3.61%   to    -3.32%
Invesco V.I. Balanced-Risk Allocation Fd /(9)/
2015                  24,709  9.01  to    9.62       233,043    1.10%   to   1.70%     2.73%    -9.88%   to    -5.45%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                          For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
Invesco VI American Franchise Fund Series II
2015               1,044,100 13.59  to   17.23    17,915,130    1.10%   to   2.30%     0.00%     2.37%   to     3.60%
2014               1,196,992 16.83  to   18.41    19,893,499    1.15%   to   2.30%     0.00%     5.71%   to     6.93%
2013               1,384,872 15.92  to   17.22    21,494,962    1.15%   to   2.30%     0.23%    36.62%   to    38.20%
2012               1,724,094 11.66  to   12.46    19,411,520    1.15%   to   2.30%     0.00%    10.81%   to    12.10%
2011               2,071,174 10.52  to   11.11    20,837,864    1.15%   to   2.30%     0.00%    -8.71%   to    -7.45%
Invesco VI Comstock Fund Series II
2015              19,495,530 11.39  to   13.42   318,911,495    1.10%   to   2.30%     1.66%    -8.33%   to    -7.22%
2014              20,591,968 14.64  to   15.90   368,875,078    1.15%   to   2.30%     1.08%     6.62%   to     7.85%
2013              22,819,996 13.73  to   14.75   384,187,587    1.15%   to   2.30%     1.44%    32.58%   to    34.11%
2012              26,370,726 10.35  to   11.00   334,717,061    1.15%   to   2.30%     1.50%    16.21%   to    17.56%
2011              27,849,831  8.91  to    9.35   306,802,405    1.15%   to   2.30%     1.28%    -4.33%   to    -3.23%
Invesco VI Growth and Income Fund Series II
2015              25,455,167 11.65  to   13.72   453,812,224    1.10%   to   2.30%     2.55%    -5.51%   to    -4.37%
2014              27,664,310 14.52  to   15.81   523,816,386    1.15%   to   2.30%     1.46%     7.46%   to     8.71%
2013              31,574,780 13.52  to   14.54   559,065,143    1.15%   to   2.30%     1.27%    30.74%   to    32.24%
2012              37,352,836 10.34  to   10.99   507,496,457    1.15%   to   2.30%     1.29%    11.74%   to    13.04%
2011              39,373,354  9.25  to    9.73   485,240,590    1.15%   to   2.30%     1.04%    -4.48%   to    -3.38%
Ivy Funds VIP Asset Strategy /(9)/
2015                  32,456  8.61  to    9.02       289,994    1.10%   to   1.40%     0.21%    -9.62%   to    -9.35%
2014                   1,077              9.53        10,317                 1.40%     0.00%                   -4.68%
Lord Abbett Fundamental Equity /(9)/
2015                  17,254              9.88       170,492                 1.10%     0.02%                  -14.58%
Lord Abbett Growth and Income Portfolio Class VC
2015              13,843,406 11.63  to   11.90   206,593,937    1.10%   to   2.30%     1.18%    -5.07%   to    -3.93%
2014              15,464,822 12.54  to   13.70   242,902,584    1.15%   to   2.30%     0.67%     5.20%   to     6.42%
2013              17,888,768 11.92  to   12.87   266,894,588    1.15%   to   2.30%     0.56%    32.82%   to    34.35%
2012              22,003,083  8.97  to    9.58   246,903,048    1.15%   to   2.30%     0.95%     9.53%   to    10.80%
2011              23,295,497  8.19  to    8.65   240,195,562    1.15%   to   2.30%     0.75%    -8.22%   to    -7.15%
Lord Abbett Mid Cap Stock Portfolio Class VC
2015                 975,144 18.93  to   19.59    19,055,021    1.52%   to   1.77%     0.55%    -5.48%   to    -5.24%
2014               1,116,823 20.02  to   20.67    23,037,053    1.52%   to   1.77%     0.41%     9.57%   to     9.85%
2013               1,345,896 18.27  to   18.82    25,275,232    1.52%   to   1.77%     0.40%    28.04%   to    28.36%
2012               1,632,494 14.27  to   14.66    23,886,260    1.52%   to   1.77%     0.63%    12.53%   to    12.81%
2011               2,028,107 12.68  to   12.99    26,314,421    1.52%   to   1.77%     0.19%    -5.70%   to    -5.46%
Lord Abbett Series Fund Bond Debenture /(9)/
2015                  45,171  9.30  to    9.76       436,149    1.10%   to   1.70%     8.22%    -6.98%   to     0.10%
Lord Abbett Series Fund Short Duration/ (9)/
2015                  91,371  9.81  to    9.90       903,381    1.10%   to   1.70%     2.71%    -1.92%   to     1.59%
Morgan Stanley UIF Global Infrastructure /(9)/
2015                  44,845  8.10  to    8.61       377,895    1.10%   to   1.70%     0.40%   -18.99%   to   -14.83%
Neuberger Berman AMT Absolute Return Multi Mngr Portfolio /(9)/
2015                  51,274  9.12  to    9.35       477,375    1.10%   to   1.70%     0.00%    -8.81%   to    -6.10%
PIMCO All Asset Portfolio/ (9)/
2015                   2,077  8.70  to    8.85        18,142    1.10%   to   1.40%     0.20%   -10.45%   to   -10.18%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                              At December 31                          For the year ended December 31
                  ------------------------------------------   ----------------------------------------------------
                              Unit Value                                           Investment
                              Lowest to             Net                              Income   Total Return Lowest to
                    Units   Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  --------- -----------------  --------------  ------------------  ---------- ----------------------
PIMCO Emerging Markets Bond Portfolio /(9)/
2015                  4,344  9.24  to    9.58        41,143    1.10%   to   1.40%     6.16%    -3.67%   to    -3.38%
PIMCO Unconstrained Bond Portfolio /(9)/
2015                 37,305  9.66  to    9.69       361,075    1.10%   to   1.70%     2.10%    -3.43%   to    -2.85%
Principal Diversified International Account Class 1
2015                132,854  7.08  to    7.45       984,213    1.40%   to   1.80%     2.58%    -2.13%   to    -1.74%
2014                153,238  7.23  to    7.58     1,156,814    1.40%   to   1.80%     2.22%    -4.94%   to    -4.56%
2013                188,078  7.61  to    7.94     1,489,308    1.40%   to   1.80%     2.32%    16.29%   to    16.76%
2012                272,576  6.54  to    6.80     1,850,877    1.40%   to   1.80%     2.12%    16.32%   to    16.79%
2011                342,059  5.62  to    5.83     1,988,938    1.40%   to   1.80%     0.18%   -12.76%   to   -12.41%
Principal Diversified International Account Class 2
2015                 54,686  6.70  to    7.06       381,698    1.55%   to   1.95%     2.22%    -2.57%   to    -2.18%
2014                 61,069  6.88  to    7.22       436,042    1.55%   to   1.95%     1.86%    -5.27%   to    -4.89%
2013                 70,247  7.26  to    7.59       528,508    1.55%   to   1.95%     2.19%    15.91%   to    16.37%
2012                 72,701  6.26  to    6.52       470,464    1.55%   to   1.95%     1.48%    15.72%   to    16.19%
2011                169,230  5.41  to    5.61       945,852    1.55%   to   1.95%     0.15%   -13.12%   to   -12.72%
Principal Equity Income Account Class 1
2015                938,574 13.96  to   14.79    13,742,463    1.40%   to   1.80%     2.41%    -5.64%   to    -5.26%
2014              1,104,948 14.80  to   15.62    17,102,964    1.40%   to   1.80%     2.37%    10.79%   to    11.23%
2013              1,264,344 13.36  to   14.04    17,612,822    1.40%   to   1.80%     2.94%    25.04%   to    25.54%
2012              1,778,033 10.68  to   11.18    19,770,254    1.40%   to   1.80%     2.95%    10.99%   to    11.44%
2011              2,214,082  9.63  to   10.04    22,105,657    1.40%   to   1.80%     0.49%     3.56%   to     3.97%
Principal Equity Income Account Class 2
2015                634,532 13.17  to   13.46     8,705,414    1.52%   to   1.95%     2.19%    -6.00%   to    -5.60%
2014                725,547 14.02  to   14.26    10,552,625    1.52%   to   2.17%     2.17%    10.29%   to    10.76%
2013                798,311 12.71  to   12.88    10,491,880    1.52%   to   2.17%     2.89%    24.58%   to    25.12%
2012                919,575  9.69  to   10.29     9,664,865    1.52%   to   2.17%     2.72%     9.32%   to    11.01%
2011              1,315,624  8.86  to    9.27    12,494,341    1.52%   to   2.17%     0.49%     2.43%   to     3.59%
Principal Government & High Quality Bond Class 1
2015                349,519  8.14  to    8.62     2,956,911    1.40%   to   1.80%     3.28%    -1.00%   to    -0.61%
2014                363,757  8.23  to    8.67     3,099,798    1.40%   to   1.80%     3.68%     3.20%   to     3.62%
2013                403,459  7.97  to    8.37     3,324,472    1.40%   to   1.80%     3.95%    -2.79%   to    -2.40%
2012                522,217  8.20  to    8.58     4,426,281    1.40%   to   1.80%     3.97%     2.05%   to     2.46%
2011                554,000  8.04  to    8.37     4,588,705    1.40%   to   1.80%     0.18%     4.33%   to     4.75%
Principal Government & High Quality Bond Class 2
2015                 98,474  7.68  to    8.11       792,918    1.55%   to   1.95%     3.18%    -1.28%   to    -0.88%
2014                105,039  7.78  to    8.19       854,357    1.55%   to   1.95%     3.39%     2.72%   to     3.13%
2013                115,220  7.58  to    7.94       909,719    1.55%   to   1.95%     3.77%    -3.20%   to    -2.81%
2012                136,250  7.83  to    8.17     1,106,170    1.55%   to   1.95%     3.76%     1.69%   to     2.10%
2011                150,782  7.70  to    8.00     1,196,996    1.55%   to   1.95%     0.16%     3.86%   to     4.27%
Principal Income Account Class 1
2015                446,081  9.76  to   10.34     4,571,031    1.40%   to   1.80%     4.33%    -2.48%   to    -2.09%
2014                499,447 10.01  to   10.56     5,230,886    1.40%   to   1.80%     4.46%     3.67%   to     4.08%
2013                602,655  9.65  to   10.15     6,068,394    1.40%   to   1.80%     4.51%    -1.38%   to    -0.99%
2012                841,026  9.79  to   10.25     8,564,452    1.40%   to   1.80%     4.16%     7.61%   to     8.04%
2011                944,655  9.10  to    9.49     8,906,531    1.40%   to   1.80%     0.40%     4.35%   to     4.77%
Principal Income Account Class 2
2015                226,558  9.28  to    9.81     2,216,560    1.55%   to   1.95%     3.91%    -2.84%   to    -2.45%
2014                278,215  9.55  to   10.06     2,792,095    1.55%   to   1.95%     4.02%     3.23%   to     3.64%
2013                315,183  9.25  to    9.71     3,052,453    1.55%   to   1.95%     4.70%    -1.82%   to    -1.43%
2012                354,251  9.42  to    9.85     3,480,524    1.55%   to   1.95%     3.91%     7.17%   to     7.60%
2011                428,684  8.79  to    9.15     3,914,109    1.55%   to   1.95%     0.39%     4.02%   to     4.42%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                             At December 31                        For the year ended December 31
                  ----------------------------------------   ----------------------------------------------------
                            Unit Value                                           Investment
                            Lowest to             Net                              Income   Total Return Lowest to
                   Units  Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ------- -----------------  --------------  ------------------  ---------- ----------------------
Principal LargeCap Blend Account II Class 1/ (12)/
2015                   --    --  to      --            --    1.40%   to   1.80%     2.80%    0.00%   to     0.00%
2014              181,633  9.95  to   10.50     1,891,862    1.40%   to   1.80%     1.23%    9.32%   to     9.76%
2013              195,621  9.11  to    9.57     1,857,347    1.40%   to   1.80%     1.38%   29.07%   to    29.58%
2012              285,591  7.06  to    7.38     2,089,463    1.40%   to   1.80%     1.34%   13.14%   to    13.60%
2011              376,012  6.24  to    6.50     2,424,975    1.40%   to   1.80%     0.03%   -1.90%   to    -1.51%
Principal LargeCap Blend Account II Class 2 /(12)/
2015                   --    --  to      --            --    1.55%   to   1.95%     2.01%    0.00%   to     0.00%
2014               66,619  9.41  to    9.93       658,762    1.55%   to   1.95%     1.07%    8.85%   to     9.29%
2013               69,392  8.65  to    9.08       628,109    1.55%   to   1.95%     1.23%   28.73%   to    29.25%
2012               77,461  6.72  to    7.03       542,704    1.55%   to   1.95%     1.02%   12.62%   to    13.07%
2011               80,396  5.96  to    6.22       498,119    1.55%   to   1.95%     0.02%   -2.34%   to    -1.95%
Principal LargeCap Growth Account Class 1
2015               57,254 11.10  to   11.77       668,524    1.40%   to   1.80%     0.13%    3.11%   to     3.52%
2014               81,292 10.77  to   11.37       907,530    1.40%   to   1.80%     0.61%    9.14%   to     9.57%
2013               67,597  9.87  to   10.38       696,135    1.40%   to   1.80%     1.48%   31.53%   to    32.05%
2012               71,443  7.50  to    7.86       557,629    1.40%   to   1.80%     0.30%   14.76%   to    15.22%
2011               83,870  6.54  to    6.82       568,467    1.40%   to   1.80%     0.00%   -5.95%   to    -5.56%
Principal LargeCap Growth Account Class 2
2015               37,927 10.55  to   11.15       420,667    1.55%   to   1.95%     0.00%    2.71%   to     3.12%
2014               40,668 10.27  to   10.81       437,242    1.55%   to   1.95%     0.35%    8.71%   to     9.15%
2013               46,715  9.45  to    9.91       460,573    1.55%   to   1.95%     1.22%   31.07%   to    31.59%
2012               50,702  7.21  to    7.53       380,060    1.55%   to   1.95%     0.00%   14.31%   to    14.77%
2011               55,249  6.30  to    6.56       360,719    1.55%   to   1.95%     0.00%   -6.31%   to    -5.97%
Principal Money Market Account Class 1
2015              158,789  5.32  to    5.66       877,921    1.40%   to   1.80%     0.00%   -1.78%   to    -1.39%
2014              187,394  5.42  to    5.74     1,055,428    1.40%   to   1.80%     0.00%   -1.78%   to    -1.39%
2013              222,571  5.52  to    5.82     1,288,528    1.40%   to   1.80%     0.00%   -1.78%   to    -1.39%
2012              298,282  5.62  to    5.91     1,751,573    1.40%   to   1.80%     0.00%   -1.79%   to    -1.39%
2011              423,329  5.72  to    5.99     2,522,662    1.40%   to   1.80%     0.00%   -1.78%   to    -1.39%
Principal Money Market Account Class 2
2015               90,200  5.15  to    5.45       484,218    1.55%   to   1.95%     0.00%   -1.93%   to    -1.54%
2014              110,005  5.25  to    5.53       601,677    1.55%   to   1.95%     0.00%   -1.93%   to    -1.54%
2013              150,893  5.35  to    5.62       839,867    1.55%   to   1.95%     0.00%   -1.93%   to    -1.53%
2012              203,490  5.46  to    5.71     1,147,361    1.55%   to   1.95%     0.00%   -1.94%   to    -1.54%
2011              280,795  5.57  to    5.80     1,616,806    1.55%   to   1.95%     0.00%   -1.93%   to    -1.54%
Principal PVC Capital Appreciation Account Class 1
2015              508,754 19.78  to   20.96    10,585,868    1.40%   to   1.80%     0.27%    0.35%   to     0.76%
2014              489,733 19.72  to   20.80    10,118,157    1.40%   to   1.80%     3.06%   10.45%   to    10.89%
2013              571,796 17.85  to   18.76    10,659,059    1.40%   to   1.80%     6.34%   30.29%   to    30.81%
2012              826,168 13.70  to   14.34    11,780,972    1.40%   to   1.80%     1.11%   11.79%   to    12.24%
2011              972,571 12.25  to   12.78    12,362,447    1.40%   to   1.80%     0.00%   -1.66%   to    -1.26%
Principal PVC MidCap Blend Acct Class 1
2015              100,415 18.58  to   19.67     1,947,924    1.40%   to   1.80%     0.52%   -0.17%   to     0.23%
2014              114,948 18.61  to   19.63     2,224,709    1.40%   to   1.80%     0.51%   10.97%   to    11.41%
2013              129,347 16.77  to   17.62     2,250,808    1.40%   to   1.80%     1.39%   31.55%   to    32.07%
2012              187,668 12.75  to   13.34     2,476,537    1.40%   to   1.80%     0.83%   17.31%   to    17.78%
2011              263,324 10.87  to   11.33     2,954,840    1.40%   to   1.80%     0.00%    6.36%   to     6.78%
Principal PVC MidCap Blend Acct Class 2
2015               42,728 17.51  to   18.53       786,812    1.55%   to   1.95%     0.25%   -0.59%   to    -0.19%
2014               39,854 17.61  to   18.56       734,929    1.55%   to   1.95%     0.28%   10.53%   to    10.97%
2013               42,148 15.94  to   16.73       700,580    1.55%   to   1.95%     1.29%   31.01%   to    31.54%
2012               47,213 12.16  to   12.72       597,045    1.55%   to   1.95%     0.65%   16.86%   to    17.33%
2011               66,063 10.41  to   10.84       712,401    1.55%   to   1.95%     0.00%    5.91%   to     6.34%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                              At December 31                         For the year ended December 31
                  ------------------------------------------   ----------------------------------------------------
                              Unit Value                                           Investment
                              Lowest to             Net                              Income   Total Return Lowest to
                    Units   Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  --------- -----------------  --------------  ------------------  ---------- ----------------------
Principal PVC Principal Capital Appreciation Account Class 2
2015                107,657 18.62  to   19.71     2,108,503    1.55%   to   1.95%     0.04%   -0.03%   to     0.37%
2014                 97,658 18.63  to   19.64     1,903,974    1.55%   to   1.95%     2.84%   10.03%   to    10.47%
2013                108,659 16.93  to   17.77     1,919,921    1.55%   to   1.95%     6.39%   29.73%   to    30.25%
2012                126,080 13.05  to   13.65     1,711,113    1.55%   to   1.95%     0.79%   11.38%   to    11.82%
2011                187,210 11.72  to   12.20     2,272,474    1.55%   to   1.95%     0.00%   -2.08%   to    -1.69%
Principal PVC SmallCap Blend Account Class 1 /(11)/
2015                 64,235 10.48  to   11.09       695,220    1.40%   to   1.80%     0.87%    4.83%   to    10.91%
Principal Real Estate Securities Account Class 1
2015                 14,969 29.23  to   30.84       459,360    1.40%   to   1.80%     1.42%    2.35%   to     2.76%
2014                 20,110 28.56  to   30.01       601,392    1.40%   to   1.80%     1.63%   30.45%   to    30.98%
2013                 24,952 21.89  to   22.92       569,391    1.40%   to   1.80%     1.12%    2.48%   to     2.65%
2012                 45,838 21.36  to   22.32     1,020,152    1.40%   to   1.80%     1.43%   15.54%   to    15.75%
2011                 44,982 18.46  to   19.32       866,498    1.40%   to   1.80%     0.00%    6.60%   to     7.42%
Principal Real Estate Securities Account Class 2
2015                  8,414 28.96  to   29.82       249,517    1.55%   to   1.70%     1.45%    2.25%   to     2.40%
2014                 10,034 28.32  to   29.12       290,847    1.55%   to   1.95%     1.34%   30.21%   to    30.40%
2013                 11,435 21.75  to   22.33       254,164    1.55%   to   1.95%     1.10%    2.12%   to     2.27%
2012                 10,775 20.87  to   21.84       234,261    1.55%   to   1.95%     1.00%   15.06%   to    15.13%
2011                 13,900 18.13  to   18.98       262,236    1.55%   to   1.95%     0.00%    7.05%   to     7.19%
Principal SAM Balanced Portfolio Class 1
2015              2,421,383 13.56  to   14.37    34,164,668    1.40%   to   1.80%     2.87%   -2.58%   to    -2.19%
2014              2,735,552 13.92  to   14.69    39,533,551    1.40%   to   1.80%     2.74%    4.91%   to     5.33%
2013              3,325,779 13.27  to   13.94    45,713,970    1.40%   to   1.80%     2.28%   15.59%   to    16.05%
2012              4,199,632 11.48  to   12.02    49,900,127    1.40%   to   1.80%     0.66%   10.74%   to    11.18%
2011              5,636,060 10.36  to   10.81    60,313,522    1.40%   to   1.80%     2.87%   -0.82%   to    -0.42%
Principal SAM Balanced Portfolio Class 2
2015              2,331,940 12.85  to   13.65    31,530,350    1.52%   to   1.95%     2.66%   -2.99%   to    -2.57%
2014              2,616,625 13.24  to   14.01    36,330,970    1.52%   to   2.17%     2.44%    4.53%   to     4.98%
2013              3,058,011 12.67  to   13.35    40,472,400    1.52%   to   2.17%     2.13%   15.06%   to    15.56%
2012              3,524,659 10.50  to   11.55    40,400,277    1.52%   to   2.17%     0.42%    8.90%   to    10.77%
2011              4,211,032  9.64  to   10.43    43,608,829    1.52%   to   2.17%     2.53%   -1.99%   to    -0.79%
Principal SAM Conservative Balanced Portfolio Class 1
2015                347,189  9.55  to   10.11     3,471,829    1.40%   to   1.80%     3.23%   -2.55%   to    -2.16%
2014                376,427  9.80  to   10.33     3,848,231    1.40%   to   1.80%     3.00%    4.32%   to     4.74%
2013                487,502  9.40  to    9.87     4,758,976    1.40%   to   1.80%     2.79%    9.54%   to     9.98%
2012                748,071  8.58  to    8.97     6,652,704    1.40%   to   1.80%     0.81%    9.20%   to     9.64%
2011              1,034,653  7.85  to    8.18     8,404,475    1.40%   to   1.80%     3.04%    0.47%   to     0.87%
Principal SAM Conservative Balanced Portfolio Class 2
2015                430,461  9.06  to   13.41     4,201,519    1.52%   to   1.95%     3.09%   -2.85%   to    -2.43%
2014                513,845  9.33  to   13.75     5,120,776    1.52%   to   2.17%     2.81%    3.87%   to     4.32%
2013                598,315  8.98  to   13.18     5,710,598    1.52%   to   2.17%     2.53%    9.11%   to     9.57%
2012                703,758 11.18  to   12.03     6,117,469    1.52%   to   2.17%     0.56%    8.07%   to     9.24%
2011                809,698 10.34  to   11.01     6,506,641    1.52%   to   2.17%     2.93%   -0.68%   to     0.43%
Principal SAM Conservative Growth Portfolio Class 1
2015              1,172,681 14.21  to   15.05    17,274,371    1.40%   to   1.80%     2.19%   -2.86%   to    -2.47%
2014              1,350,407 14.63  to   15.43    20,426,876    1.40%   to   1.80%     1.76%    5.52%   to     5.94%
2013              1,584,881 13.87  to   14.56    22,666,090    1.40%   to   1.80%     1.73%   20.88%   to    21.37%
2012              1,884,867 11.47  to   12.00    22,262,452    1.40%   to   1.80%     0.43%   12.14%   to    12.59%
2011              2,274,776 10.23  to   10.66    23,919,200    1.40%   to   1.80%     2.07%   -2.23%   to    -1.84%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                              At December 31                         For the year ended December 31
                  ------------------------------------------   ----------------------------------------------------
                              Unit Value                                           Investment
                              Lowest to             Net                              Income   Total Return Lowest to
                    Units   Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  --------- -----------------  --------------  ------------------  ---------- ----------------------
Principal SAM Conservative Growth Portfolio Class 2
2015              1,284,667 13.42  to   14.24    18,070,799    1.52%   to   1.95%     1.98%   -3.25%   to    -2.83%
2014              1,421,493 13.87  to   14.65    20,599,307    1.52%   to   2.17%     1.61%    5.07%   to     5.53%
2013              1,656,672 13.20  to   13.88    22,783,372    1.52%   to   2.17%     1.60%   20.46%   to    20.98%
2012              1,903,380 10.51  to   11.48    21,654,425    1.52%   to   2.17%     0.20%   10.22%   to    12.09%
2011              2,355,367  9.54  to   10.24    23,931,168    1.52%   to   2.17%     1.86%   -3.34%   to    -2.13%
Principal SAM Flexible Income Portfolio Class 1
2015                621,141 10.78  to   11.43     7,000,547    1.40%   to   1.80%     3.57%   -3.07%   to    -2.68%
2014                672,824 11.12  to   11.75     7,804,004    1.40%   to   1.80%     3.62%    4.14%   to     4.55%
2013                780,371 10.68  to   11.23     8,658,858    1.40%   to   1.80%     3.32%    5.83%   to     6.26%
2012                972,225 10.09  to   10.57    10,178,465    1.40%   to   1.80%     1.10%    8.66%   to     9.09%
2011              1,153,093  9.29  to    9.69    11,079,025    1.40%   to   1.80%     3.89%    1.54%   to     1.95%
Principal SAM Flexible Income Portfolio Class 2
2015                622,664 10.24  to   13.36     6,718,550    1.52%   to   1.95%     3.29%   -3.45%   to    -3.03%
2014                713,484 10.60  to   13.78     7,945,734    1.52%   to   2.17%     3.32%    3.75%   to     4.20%
2013                793,951 10.22  to   13.23     8,488,777    1.52%   to   2.17%     3.28%    5.39%   to     5.84%
2012                908,101 11.50  to   12.50     9,188,735    1.52%   to   2.17%     0.87%    7.19%   to     8.67%
2011              1,029,599 10.73  to   11.50     9,590,282    1.52%   to   2.17%     3.67%    0.35%   to     1.58%
Principal SAM Strategic Growth Portfolio Class 1
2015                258,928 15.61  to   16.51     4,220,271    1.40%   to   1.80%     2.18%   -3.38%   to    -2.99%
2014                282,265 16.16  to   17.02     4,729,638    1.40%   to   1.80%     1.48%    6.74%   to     7.17%
2013                373,607 15.14  to   15.89     5,854,141    1.40%   to   1.80%     1.28%   25.13%   to    25.63%
2012                472,085 12.10  to   12.64     5,899,514    1.40%   to   1.80%     0.22%   13.46%   to    13.91%
2011                790,817 10.66  to   11.10     8,690,182    1.40%   to   1.80%     1.57%   -3.65%   to    -3.26%
Principal SAM Strategic Growth Portfolio Class 2
2015                458,021 14.75  to   15.69     7,082,676    1.52%   to   1.95%     2.12%   -3.77%   to    -3.35%
2014                561,513 15.33  to   16.24     8,983,731    1.52%   to   2.17%     1.33%    6.26%   to     6.72%
2013                631,501 14.43  to   15.21     9,481,336    1.52%   to   2.17%     1.09%   24.65%   to    25.18%
2012                799,276 11.04  to   12.15     9,600,136    1.52%   to   2.17%     0.00%   11.33%   to    13.49%
2011              1,049,258  9.92  to   10.71    11,107,748    1.52%   to   2.17%     1.38%   -4.66%   to    -3.60%
Principal Short-Term Income Account Class 1
2015                 90,686  7.32  to    7.76       692,343    1.40%   to   1.80%     2.47%   -1.09%   to    -0.69%
2014                103,278  7.40  to    7.81       795,506    1.40%   to   1.80%     1.57%   -0.09%   to     0.31%
2013                121,727  7.41  to    7.79       937,075    1.40%   to   1.80%     1.92%   -0.66%   to    -0.26%
2012                278,678  7.45  to    7.81     2,129,166    1.40%   to   1.80%     2.05%    3.13%   to     3.54%
2011                370,913  7.23  to    7.54     2,747,274    1.40%   to   1.80%     0.15%   -0.44%   to    -0.04%
Principal Short-Term Income Account Class 2
2015                 91,701  6.96  to    7.35       666,760    1.55%   to   1.95%     2.53%   -1.35%   to    -0.96%
2014                104,957  7.05  to    7.42       772,195    1.55%   to   1.95%     1.38%   -0.93%   to    -0.54%
2013                106,974  7.12  to    7.47       791,922    1.55%   to   1.95%     1.84%   -0.70%   to    -0.30%
2012                163,910  7.17  to    7.49     1,220,917    1.55%   to   1.95%     1.73%    2.65%   to     3.06%
2011                202,891  6.99  to    7.27     1,468,387    1.55%   to   1.95%     0.15%   -1.00%   to    -0.60%
Principal SmallCap Value Account I Class 1 /(11)/
2015                     --    --  to      --            --    1.40%   to   1.80%     2.04%    0.00%   to     0.00%
2014                 11,920 14.97  to   15.74       185,882    1.40%   to   1.80%     0.76%    5.26%   to     5.68%
2013                 17,617 14.22  to   14.89       260,783    1.40%   to   1.80%     1.09%   37.28%   to    37.83%
2012                 20,498 10.36  to   10.80       220,386    1.40%   to   1.80%     0.78%   19.55%   to    20.03%
2011                 20,677  8.66  to    9.00       185,291    1.40%   to   1.80%     0.04%   -5.38%   to    -5.00%
Principal SmallCap Value Account I Class 2/ (11)/
2015                     --    --  to      --            --    1.55%   to   1.95%     1.99%    0.00%   to     0.00%
2014                  9,029 15.00  to   15.23       136,579    1.55%   to   1.95%     0.71%    5.10%   to     5.26%
2013                  7,680 14.27  to   14.47       110,730    1.55%   to   1.95%     1.05%   37.10%   to    37.31%
2012                  8,050  9.88  to   10.54        84,528    1.55%   to   1.95%     0.63%   17.47%   to    19.53%
2011                 10,334  8.41  to    8.82        90,807    1.55%   to   1.95%     0.04%   -6.40%   to    -5.37%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                          For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
PVC SmallCap Blend Account Class 2 /(11)/
2015                  36,662  9.91  to   10.46       380,420    1.55%   to   1.95%     0.37%    -0.85%   to     4.58%
SAST Aggressive Growth Portfolio Class 1
2015               1,149,746 19.20  to   19.93    22,903,971    1.52%   to   1.77%     0.00%    -2.92%   to    -2.68%
2014               1,273,089 19.78  to   20.48    26,056,715    1.52%   to   1.77%     0.00%    -1.21%   to    -0.97%
2013               1,637,279 20.02  to   20.67    33,810,009    1.52%   to   1.77%     0.00%    40.44%   to    40.79%
2012               1,751,902  7.54  to   14.69    25,673,586    1.52%   to   1.77%     0.00%    14.18%   to    14.46%
2011               1,999,119  6.61  to   12.83    25,562,835    1.52%   to   1.77%     0.00%    -3.71%   to    -3.46%
SAST Aggressive Growth Portfolio Class 2
2015                 159,660 18.32  to   19.48     3,085,053    1.52%   to   1.97%     0.00%    -3.26%   to    -2.82%
2014                 162,108 18.94  to   20.05     3,224,586    1.52%   to   1.97%     0.00%    -1.56%   to    -1.12%
2013                 184,421 19.24  to   20.28     3,712,893    1.52%   to   1.97%     0.00%    39.95%   to    40.58%
2012                 218,339 13.75  to   14.42     3,130,545    1.52%   to   1.97%     0.00%    13.78%   to    14.29%
2011                 259,544 12.08  to   12.62     3,258,203    1.52%   to   1.97%     0.00%    -4.08%   to    -3.60%
SAST Aggressive Growth Portfolio Class 3
2015               1,678,891 11.55  to   11.73    24,105,178    1.10%   to   2.30%     0.00%    -3.67%   to    -2.51%
2014               1,638,624 12.17  to   13.29    24,985,871    1.15%   to   2.30%     0.00%    -1.98%   to    -0.85%
2013               1,562,994 12.42  to   13.41    25,407,830    1.15%   to   2.30%     0.00%    39.35%   to    40.96%
2012               1,669,400  8.91  to    9.51    20,019,631    1.15%   to   2.30%     0.00%    13.29%   to    14.60%
2011               1,580,323  7.87  to    8.30    17,292,016    1.15%   to   2.30%     0.00%    -4.49%   to    -3.34%
SAST Alliance Growth Portfolio Class 1
2015               2,846,827 58.49  to   60.72   171,125,893    1.52%   to   1.77%     0.13%     9.31%   to     9.58%
2014               3,266,680 53.51  to   55.41   179,268,262    1.52%   to   1.77%     0.00%    12.16%   to    12.44%
2013               3,723,567 13.81  to   47.71   181,945,320    1.52%   to   1.77%     0.27%    35.04%   to    35.37%
2012               4,364,728  9.68  to   36.40   157,680,718    1.52%   to   1.77%     0.48%    14.55%   to    14.84%
2011               5,058,971  8.45  to   31.70   159,262,670    1.52%   to   1.77%     0.48%    -4.01%   to    -3.77%
SAST Alliance Growth Portfolio Class 2
2015                 334,856 55.72  to   60.58    19,731,724    1.40%   to   1.97%     0.00%     8.93%   to     9.55%
2014                 391,535 51.15  to   55.30    21,090,293    1.40%   to   1.97%     0.00%    11.77%   to    12.41%
2013                 472,755 45.77  to   49.19    22,683,417    1.40%   to   1.97%     0.11%    34.57%   to    35.33%
2012                 608,726 34.01  to   36.35    21,625,031    1.40%   to   1.97%     0.31%    14.15%   to    14.80%
2011                 731,288 29.80  to   31.66    22,661,038    1.40%   to   1.97%     0.31%    -4.35%   to    -3.80%
SAST Alliance Growth Portfolio Class 3
2015               2,765,013 14.84  to   17.86   109,017,114    1.10%   to   2.30%     0.00%     8.46%   to     9.77%
2014               2,687,981 16.47  to   18.08   109,039,481    1.15%   to   2.30%     0.00%    11.29%   to    12.58%
2013               2,952,965 14.80  to   16.06   115,181,825    1.15%   to   2.30%     0.02%    33.99%   to    35.53%
2012               3,480,341 11.04  to   11.85   105,946,497    1.15%   to   2.30%     0.22%    13.66%   to    14.98%
2011               3,797,916  9.72  to   10.31   106,577,860    1.15%   to   2.30%     0.21%    -4.82%   to    -3.66%
SAST American Funds Asset Allocation Portfolio Class 3
2015              13,107,481 11.30  to   13.57   188,847,907    1.10%   to   2.30%     1.45%    -1.21%   to    -0.02%
2014              11,116,845 13.73  to   14.97   161,322,873    1.15%   to   2.30%     1.03%     2.69%   to     3.88%
2013              10,832,171 13.38  to   14.41   151,830,987    1.15%   to   2.30%     1.40%    20.56%   to    21.95%
2012              10,706,139 11.09  to   11.81   123,436,538    1.15%   to   2.30%     1.38%    13.14%   to    14.45%
2011              10,022,864  9.81  to   10.32   101,357,620    1.15%   to   2.30%     1.16%    -1.31%   to    -0.17%
SAST American Funds Global Growth Portfolio Class 3
2015              24,266,979 12.11  to   15.37   393,581,874    1.10%   to   2.30%     0.90%     4.23%   to     5.49%
2014              27,628,071 11.48  to   14.74   426,715,336    1.15%   to   2.30%     0.91%    -0.35%   to    14.81%
2013              29,461,573 14.79  to   15.90   452,930,380    1.15%   to   2.30%     0.57%    25.91%   to    27.36%
2012              33,333,147 11.75  to   12.48   403,842,179    1.15%   to   2.30%     1.01%    19.45%   to    20.84%
2011              34,862,372  9.84  to   10.33   350,782,674    1.15%   to   2.30%     0.84%   -11.21%   to   -10.18%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                         For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
SAST American Funds Growth Portfolio Class 3
2015              18,339,918 12.73  to   15.01   291,442,744    1.10%   to   2.30%     0.91%    4.12%   to     5.37%
2014              19,407,765 14.42  to   15.66   294,153,090    1.15%   to   2.30%     0.60%    5.73%   to     6.95%
2013              20,980,181 13.64  to   14.64   298,538,080    1.15%   to   2.30%     0.48%   26.80%   to    28.26%
2012              23,791,952 10.75  to   11.42   265,109,166    1.15%   to   2.30%     0.33%   14.88%   to    16.21%
2011              24,363,939  9.36  to    9.82   234,636,328    1.15%   to   2.30%     0.35%   -6.74%   to    -5.66%
SAST American Funds Growth-Income Portfolio Class 3
2015              15,356,253 12.46  to   14.12   227,794,009    1.10%   to   2.30%     1.01%   -1.14%   to     0.06%
2014              16,302,164 12.46  to   14.28   242,403,728    1.15%   to   2.30%     0.97%    7.77%   to    24.57%
2013              17,447,565 13.25  to   14.23   238,480,333    1.15%   to   2.30%     1.21%   30.08%   to    31.58%
2012              20,191,869 10.19  to   10.82   210,222,189    1.15%   to   2.30%     1.23%   14.49%   to    15.81%
2011              21,043,610  8.90  to    9.34   189,664,824    1.15%   to   2.30%     1.00%   -4.36%   to    -3.26%
SAST Balanced Portfolio Class 1
2015               1,786,855 23.01  to   23.88    42,403,300    1.52%   to   1.77%     1.73%   -1.72%   to    -1.48%
2014               1,939,220 23.41  to   24.24    46,621,859    1.52%   to   1.77%     1.38%    9.49%   to     9.76%
2013               2,126,612 21.38  to   22.08    46,451,843    1.52%   to   1.77%     1.50%   17.39%   to    17.68%
2012               2,278,431 10.27  to   18.77    42,170,844    1.52%   to   1.77%     1.33%   11.14%   to    11.42%
2011               2,673,699  9.24  to   16.84    44,378,775    1.52%   to   1.77%     1.73%    0.48%   to     0.73%
SAST Balanced Portfolio Class 2
2015                 323,806 22.00  to   23.37     7,482,921    1.52%   to   1.97%     1.54%   -2.07%   to    -1.63%
2014                 375,881 22.46  to   23.75     8,843,955    1.52%   to   1.97%     1.22%    9.11%   to     9.60%
2013                 411,516 20.59  to   21.67     8,841,085    1.52%   to   1.97%     1.42%   16.98%   to    17.50%
2012                 388,399 17.60  to   18.44     7,119,023    1.52%   to   1.97%     1.21%   10.75%   to    11.25%
2011                 443,648 15.89  to   16.58     7,315,909    1.52%   to   1.97%     1.58%    0.13%   to     0.58%
SAST Balanced Portfolio Class 3
2015               5,566,611 11.63  to   14.14    93,203,712    1.10%   to   2.30%     1.55%   -2.49%   to    -1.31%
2014               5,591,504 14.50  to   15.87    95,948,227    1.15%   to   2.30%     1.18%    8.64%   to     9.89%
2013               5,232,807 13.35  to   14.44    82,862,821    1.15%   to   2.30%     1.41%   16.48%   to    17.82%
2012               4,857,416 11.46  to   12.25    66,216,542    1.15%   to   2.30%     1.30%   10.29%   to    11.55%
2011               2,640,927 10.39  to   10.99    35,694,977    1.15%   to   2.30%     1.69%   -0.58%   to     0.85%
SAST Blue Chip Growth Portfolio Class 1
2015                 764,873  9.43  to    9.79     7,561,301    1.52%   to   1.77%     0.38%    2.55%   to     2.81%
2014                 839,118  9.20  to    9.52     8,065,086    1.52%   to   1.77%     0.05%    9.96%   to    10.23%
2013                 843,535  8.36  to    8.64     7,363,497    1.52%   to   1.77%     0.34%   31.62%   to    31.95%
2012               1,001,520  6.35  to    7.96     6,615,429    1.52%   to   1.77%     0.00%    9.62%   to     9.89%
2011               1,414,787  5.80  to    7.25     8,492,720    1.52%   to   1.77%     0.22%   -7.25%   to    -7.01%
SAST Blue Chip Growth Portfolio Class 2
2015                 296,156  9.05  to    9.61     2,823,588    1.52%   to   1.97%     0.24%    2.20%   to     2.66%
2014                 309,675  8.85  to    9.36     2,879,201    1.52%   to   1.97%     0.00%    9.57%   to    10.07%
2013                 357,368  8.08  to    8.50     3,022,372    1.52%   to   1.97%     0.18%   31.16%   to    31.75%
2012                 453,203  6.16  to    6.45     2,909,843    1.52%   to   1.97%     0.00%    9.23%   to     9.73%
2011                 529,797  5.64  to    5.88     3,100,051    1.52%   to   1.97%     0.08%   -7.57%   to    -7.15%
SAST Blue Chip Growth Portfolio Class 3
2015               6,941,171 13.25  to   15.06    88,016,497    1.10%   to   2.30%     0.19%    1.76%   to     2.99%
2014               7,120,286 14.80  to   16.22    85,641,538    1.15%   to   2.30%     0.00%    9.10%   to    10.36%
2013               7,376,713 13.57  to   14.69    78,662,929    1.15%   to   2.30%     0.12%   30.60%   to    32.11%
2012               8,504,608 10.39  to   11.12    67,936,175    1.15%   to   2.30%     0.00%    8.76%   to    10.02%
2011               8,452,553  9.55  to   10.11    60,434,273    1.15%   to   2.30%     0.01%   -7.97%   to    -6.90%
SAST Capital Growth Portfolio Class 1
2015                 427,992 11.17  to   11.60     4,952,355    1.52%   to   1.77%     0.07%    3.72%   to     3.98%
2014                 473,522 10.77  to   11.15     5,270,606    1.52%   to   1.77%     0.09%    6.69%   to     6.95%
2013                 537,506 10.09  to   10.43     5,594,508    1.52%   to   1.77%     0.76%   26.99%   to    27.31%
2012                 652,754  7.95  to    8.19     5,335,678    1.52%   to   1.77%     0.41%   11.92%   to    12.20%
2011                 755,156  7.10  to    7.30     5,501,152    1.52%   to   1.77%     0.00%   -3.05%   to    -2.80%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                         For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
SAST Capital Growth Portfolio Class 2
2015                 128,758 10.70  to   11.36     1,446,720    1.52%   to   1.97%     0.00%    3.36%   to     3.83%
2014                 144,114 10.35  to   10.94     1,560,618    1.52%   to   1.97%     0.00%    6.32%   to     6.79%
2013                 204,675  9.73  to   10.24     2,079,030    1.52%   to   1.97%     0.61%   26.55%   to    27.12%
2012                 256,021  7.69  to    8.06     2,049,678    1.52%   to   1.97%     0.27%   11.53%   to    12.04%
2011                 294,473  6.90  to    7.19     2,105,184    1.52%   to   1.97%     0.00%   -3.39%   to    -2.95%
SAST Capital Growth Portfolio Class 3
2015               3,396,725 10.47  to   12.62    39,523,772    1.10%   to   2.17%     0.00%    3.05%   to     4.16%
2014               3,863,112 10.16  to   14.82    42,903,142    1.15%   to   2.30%     0.00%    6.00%   to     7.08%
2013               4,479,417  9.58  to   13.84    46,442,265    1.15%   to   2.30%     0.56%   26.17%   to    27.46%
2012               5,331,320 10.14  to   10.86    43,426,795    1.15%   to   2.30%     0.16%   11.05%   to    12.34%
2011               5,999,371  9.13  to    9.66    43,383,733    1.15%   to   2.30%     0.00%   -3.85%   to    -2.69%
SAST Cash Management Portfolio Class 1
2015               2,671,877 11.73  to   12.17    32,485,066    1.52%   to   1.77%     0.00%   -1.96%   to    -1.72%
2014               3,174,252 11.96  to   12.39    39,219,947    1.52%   to   1.77%     0.00%   -2.03%   to    -1.79%
2013               3,325,725 12.21  to    9.75    41,819,465    1.52%   to   1.77%     0.00%   -2.01%   to    -1.76%
2012               3,574,882  9.71  to   12.84    45,782,409    1.52%   to   1.77%     0.00%   -2.00%   to    -1.75%
2011               4,708,811  9.90  to   13.07    61,353,836    1.52%   to   1.77%     0.00%   -2.02%   to    -1.78%
SAST Cash Management Portfolio Class 2
2015                 694,357 11.23  to   11.92     8,217,323    1.52%   to   1.97%     0.00%   -2.30%   to    -1.86%
2014                 789,819 11.49  to   12.14     9,535,730    1.52%   to   1.97%     0.00%   -2.37%   to    -1.93%
2013               1,175,932 11.77  to   12.38    14,481,861    1.52%   to   1.97%     0.00%   -2.35%   to    -1.91%
2012               1,312,942 12.05  to   12.62    16,506,599    1.52%   to   1.97%     0.00%   -2.34%   to    -1.90%
2011               1,616,873 12.34  to   12.87    20,728,242    1.52%   to   1.97%     0.00%   -2.37%   to    -1.93%
SAST Cash Management Portfolio Class 3
2015              17,341,840  8.32  to    9.59   174,034,444    1.10%   to   2.30%     0.00%   -2.72%   to    -1.55%
2014              14,453,928  8.55  to    9.45   149,957,471    1.15%   to   2.30%     0.00%   -2.79%   to    -1.67%
2013              14,206,110  8.80  to    9.61   155,470,211    1.15%   to   2.30%     0.00%   -2.77%   to    -1.65%
2012              13,868,100  9.05  to    9.77   160,572,375    1.15%   to   2.30%     0.00%   -2.76%   to    -1.63%
2011              15,707,935  9.31  to    9.93   190,669,336    1.15%   to   2.30%     0.00%   -2.79%   to    -1.66%
SAST Corporate Bond Portfolio Class 1
2015               2,154,353 26.78  to   27.81    59,827,790    1.52%   to   1.77%     3.77%   -2.95%   to    -2.71%
2014               2,462,124 27.59  to   28.58    70,289,396    1.52%   to   1.77%     3.48%    3.95%   to     4.21%
2013               2,944,548 26.54  to   27.43    80,677,033    1.52%   to   1.77%     4.11%   -0.38%   to    -0.13%
2012               3,589,471 26.64  to   27.47    98,492,428    1.52%   to   1.77%     5.17%    9.46%   to     9.73%
2011               4,085,475 24.34  to   25.03   102,171,318    1.52%   to   1.77%     6.22%    4.54%   to     4.81%
SAST Corporate Bond Portfolio Class 2
2015                 649,130 25.61  to   27.23    17,549,160    1.52%   to   1.97%     3.57%   -3.29%   to    -2.86%
2014                 749,964 26.48  to   28.03    20,878,805    1.52%   to   1.97%     3.31%    3.58%   to     4.05%
2013                 888,319 25.56  to   26.94    23,787,994    1.52%   to   1.97%     3.89%   -0.72%   to    -0.28%
2012               1,071,199 25.75  to   27.02    28,790,349    1.52%   to   1.97%     5.01%    9.07%   to     9.57%
2011               1,241,705 23.61  to   24.66    30,470,985    1.52%   to   1.97%     5.87%    4.18%   to     4.65%
SAST Corporate Bond Portfolio Class 3
2015              29,134,813 10.00  to   14.60   576,768,859    1.10%   to   2.30%     3.53%   -3.71%   to    -2.55%
2014              30,051,209 15.16  to   16.51   629,787,413    1.15%   to   2.30%     3.32%    3.14%   to     4.33%
2013              31,196,561 14.70  to   15.82   646,977,548    1.15%   to   2.30%     4.12%   -1.15%   to    -0.01%
2012              29,646,690 14.87  to   15.82   636,323,684    1.15%   to   2.30%     5.11%    8.61%   to     9.87%
2011              28,047,297 13.69  to   14.40   578,591,304    1.15%   to   2.30%     6.11%    3.73%   to     4.93%
SA Legg Mason BW Large Cap Value Class 1
2015               6,538,560 50.07  to   51.98   337,319,121    1.52%   to   1.77%     0.50%   -0.47%   to    -0.22%
2014               7,539,296 50.30  to   52.10   389,849,011    1.52%   to   1.77%     0.61%    4.87%   to     5.13%
2013               8,789,794 17.24  to   47.97   432,542,277    1.52%   to   1.77%     1.18%   31.34%   to    31.67%
2012              10,172,718 12.60  to   37.64   380,118,970    1.52%   to   1.77%     0.78%   10.73%   to    11.01%
2011              11,938,830 11.38  to   33.90   401,886,328    1.52%   to   1.77%     1.26%   -5.91%   to    -5.67%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                           For the year ended December 31
                  --------------------------------------------   ----------------------------------------------------
                                Unit Value                                           Investment
                                Lowest to             Net                              Income   Total Return Lowest to
                     Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ----------- -----------------  --------------  ------------------  ---------- ----------------------
SA Legg Mason BW Large Cap Value Class 2
2015                  926,420 47.77  to   51.85     46,791,096   1.40%   to   1.97%     0.33%    -0.81%   to    -0.25%
2014                1,089,790 48.16  to   51.98     55,286,214   1.40%   to   1.97%     0.45%     4.50%   to     5.10%
2013                1,307,735 46.09  to   49.46     63,243,583   1.40%   to   1.97%     1.02%    30.88%   to    31.63%
2012                1,618,046 35.21  to   37.57     59,570,669   1.40%   to   1.97%     0.61%    10.35%   to    10.98%
2011                1,944,351 31.91  to   33.86     64,611,242   1.40%   to   1.97%     1.08%    -6.24%   to    -5.70%
SA Legg Mason BW Large Cap Value Class 3
2015               15,559,952 11.88  to   13.33    415,934,260   1.10%   to   2.30%     0.23%    -1.24%   to    -0.05%
2014               17,090,522 13.50  to   14.69    478,324,649   1.15%   to   2.30%     0.37%     4.05%   to     5.26%
2013               18,397,328 12.97  to   13.95    521,161,365   1.15%   to   2.30%     0.93%    30.32%   to    31.82%
2012               21,618,837  9.95  to   10.58    489,088,129   1.15%   to   2.30%     0.55%     9.87%   to    11.15%
2011               21,401,106  9.06  to    9.52    477,761,383   1.15%   to   2.30%     1.10%    -6.64%   to    -5.56%
SAST Dogs of Wall Street Portfolio Class 1
2015                1,064,541 21.96  to   22.79     24,244,413   1.52%   to   1.77%     1.88%     0.28%   to     0.53%
2014                1,177,216 21.89  to   22.67     26,670,331   1.52%   to   1.77%     1.37%     8.81%   to     9.08%
2013                1,379,465 20.12  to   20.79     28,655,599   1.52%   to   1.77%     1.53%    34.22%   to    34.56%
2012                1,467,429 14.99  to   15.45     22,651,699   1.52%   to   1.77%     2.06%    11.82%   to    12.10%
2011                1,613,389 13.41  to   13.78     22,214,939   1.52%   to   1.77%     2.16%    10.71%   to    10.98%
SAST Dogs of Wall Street Portfolio Class 2
2015                  270,685 21.06  to   22.35      6,003,521   1.52%   to   1.97%     1.72%    -0.07%   to     0.38%
2014                  314,435 21.08  to   22.26      6,948,652   1.52%   to   1.97%     1.19%     8.43%   to     8.92%
2013                  397,515 19.44  to   20.44      8,077,405   1.52%   to   1.97%     1.40%    33.76%   to    34.36%
2012                  424,421 14.53  to   15.21      6,421,108   1.52%   to   1.97%     1.94%    11.43%   to    11.94%
2011                  478,507 13.04  to   13.59      6,473,714   1.52%   to   1.97%     2.02%    10.32%   to    10.82%
SAST Dogs of Wall Street Portfolio Class 3
2015                4,416,050 12.22  to   17.64     87,220,540   1.10%   to   2.30%     1.71%    -0.50%   to     0.70%
2014                4,559,563 17.73  to   19.33     90,761,106   1.15%   to   2.30%     1.30%     7.97%   to     9.22%
2013                4,189,008 16.42  to   17.70     77,607,623   1.15%   to   2.30%     1.46%    33.19%   to    34.72%
2012                3,468,287 12.33  to   13.14     48,336,125   1.15%   to   2.30%     2.00%    10.95%   to    12.24%
2011                2,656,601 11.11  to   11.71     33,635,609   1.15%   to   2.30%     2.01%     9.83%   to    11.12%
SAST Dynamic Allocation Portfolio Class 3 (8)
2015              740,201,876  9.50  to   11.29  8,639,891,481   1.10%   to   2.30%     1.05%    -7.31%   to    -6.19%
2014              606,848,166 12.18  to   12.61  7,575,040,025   1.15%   to   2.30%     0.59%     1.95%   to     3.13%
2013              409,285,686 11.95  to   12.22  4,968,981,157   1.15%   to   2.30%     0.00%    14.48%   to    15.80%
2012              169,199,375 10.44  to   10.56  1,779,908,764   1.15%   to   2.30%     1.81%     4.36%   to     5.56%
SAST Emerging Markets Portfolio Class 1
2015                1,304,541 14.20  to   14.74     19,255,249   1.52%   to   1.77%     1.76%   -15.78%   to   -15.57%
2014                1,474,476 16.86  to   17.46     25,776,787   1.52%   to   1.77%     1.23%    -7.54%   to    -7.31%
2013                1,714,373 18.24  to   18.83     32,323,411   1.52%   to   1.77%     0.53%    -5.08%   to    -4.84%
2012                2,022,328 19.21  to   29.64     40,078,332   1.52%   to   1.77%     0.54%    16.66%   to    16.96%
2011                2,415,129 16.47  to   25.34     40,942,718   1.52%   to   1.77%     0.53%   -27.38%   to   -27.20%
SAST Emerging Markets Portfolio Class 2
2015                  265,542 13.58  to   14.43      3,802,798   1.52%   to   1.97%     1.62%   -16.08%   to   -15.70%
2014                  297,399 16.18  to   17.12      5,057,165   1.52%   to   1.97%     1.07%    -7.86%   to    -7.45%
2013                  328,690 17.56  to   18.50      6,044,398   1.52%   to   1.97%     0.37%    -5.41%   to    -4.99%
2012                  347,397 18.56  to   19.47      6,727,422   1.52%   to   1.97%     0.31%    16.26%   to    16.78%
2011                  467,069 15.97  to   16.67      7,751,701   1.52%   to   1.97%     0.38%   -27.64%   to   -27.31%
SAST Emerging Markets Portfolio Class 3
2015               10,266,018  7.48  to    8.34    115,010,939   1.10%   to   2.30%     1.56%   -16.44%   to   -15.43%
2014                9,927,054  9.98  to   10.88    135,203,697   1.15%   to   2.30%     1.02%    -8.26%   to    -7.19%
2013                9,977,805 10.88  to   11.72    150,751,361   1.15%   to   2.30%     0.33%    -5.82%   to    -4.73%
2012                9,251,513 11.55  to   12.31    151,524,732   1.15%   to   2.30%     0.32%    15.76%   to    17.10%
2011                9,834,135  9.98  to   10.51    141,712,285   1.15%   to   2.30%     0.40%   -27.95%   to   -27.11%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                          For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
SAST Equity Opportunities Portfolio Class 1
2015                 884,704 29.08  to   30.20    26,677,332    1.52%   to   1.77%     0.57%     1.19%   to     1.45%
2014               1,016,868 28.74  to   29.77    30,227,192    1.52%   to   1.77%     0.39%     8.50%   to     8.78%
2013               1,164,812 26.48  to   27.37    31,838,932    1.52%   to   1.77%     0.55%    28.92%   to    29.25%
2012               1,352,980 20.54  to   21.17    28,615,498    1.52%   to   1.77%     0.94%    14.80%   to    15.09%
2011               1,549,642 17.89  to   18.40    28,482,694    1.52%   to   1.77%     0.56%    -1.86%   to    -1.61%
SAST Equity Opportunities Portfolio Class 2
2015                 155,376 27.78  to   29.57     4,563,032    1.52%   to   1.97%     0.40%     0.84%   to     1.29%
2014                 178,293 27.55  to   29.19     5,167,986    1.52%   to   1.97%     0.28%     8.13%   to     8.61%
2013                 205,845 25.48  to   26.88     5,500,018    1.52%   to   1.97%     0.43%    28.48%   to    29.05%
2012                 255,268 19.83  to   20.83     5,287,544    1.52%   to   1.97%     0.75%    14.40%   to    14.91%
2011                 307,336 17.34  to   18.12     5,540,615    1.52%   to   1.97%     0.39%    -2.21%   to    -1.76%
SAST Equity Opportunities Portfolio Class 3
2015               2,277,826 12.67  to   14.57    47,259,715    1.10%   to   2.30%     0.37%     0.41%   to     1.62%
2014               2,312,895 14.51  to   15.84    49,332,791    1.15%   to   2.30%     0.20%     7.66%   to     8.91%
2013               1,901,413 13.48  to   14.55    40,647,695    1.15%   to   2.30%     0.38%    27.96%   to    29.40%
2012               1,570,896 10.53  to   11.24    28,151,591    1.15%   to   2.30%     0.72%    14.11%   to    15.22%
2011               1,554,661  9.23  to    9.76    26,076,886    1.15%   to   2.30%     0.30%    -2.70%   to    -1.50%
SAST Foreign Value Portfolio Class 2
2015                 850,802 16.84  to   18.12    15,361,549    1.52%   to   1.97%     1.91%    -6.64%   to    -6.22%
2014               1,008,127 18.04  to   19.32    19,417,993    1.52%   to   1.97%     1.01%    -8.69%   to    -8.28%
2013               1,182,233 19.75  to   21.07    24,841,804    1.52%   to   1.97%     1.70%    20.81%   to    21.35%
2012               1,444,664 16.35  to   17.36    25,027,854    1.52%   to   1.97%     1.84%    17.08%   to    17.61%
2011               1,727,533 13.97  to   14.76    25,454,553    1.52%   to   1.97%     1.41%   -13.49%   to   -13.10%
SAST Foreign Value Portfolio Class 3
2015              32,156,715  9.52  to    9.75   414,556,491    1.10%   to   2.30%     1.91%    -7.04%   to    -5.92%
2014              33,869,805 10.25  to   11.14   473,506,742    1.15%   to   2.30%     0.98%    -9.09%   to    -8.03%
2013              33,840,654 11.27  to   12.11   529,074,266    1.15%   to   2.30%     1.65%    20.29%   to    21.67%
2012              37,450,248  9.37  to    9.95   492,880,572    1.15%   to   2.30%     1.87%    16.57%   to    17.92%
2011              38,431,577  8.04  to    8.44   446,498,835    1.15%   to   2.30%     1.54%   -13.86%   to   -12.86%
SAST Fundamental Growth Portfolio Class 1
2015               1,415,118 26.54  to   27.56    38,923,276    1.52%   to   1.77%     0.00%    -0.25%   to     0.00%
2014               1,622,691 26.61  to   27.56    44,639,162    1.52%   to   1.77%     0.00%     5.70%   to     5.97%
2013               1,832,839 25.17  to   26.00    47,551,481    1.52%   to   1.77%     0.00%    34.66%   to    35.00%
2012               2,093,732  7.71  to   19.26    40,171,374    1.52%   to   1.77%     0.00%    14.09%   to    14.40%
2011               2,378,603  6.76  to   16.84    39,860,782    1.52%   to   1.77%     0.00%    -7.14%   to    -6.91%
SAST Fundamental Growth Portfolio Class 2
2015                  88,179 25.34  to   26.96     2,351,698    1.52%   to   1.97%     0.00%    -0.60%   to    -0.15%
2014                 102,334 25.49  to   27.00     2,735,332    1.52%   to   1.97%     0.00%     5.33%   to     5.81%
2013                 116,882 24.20  to   25.52     2,956,092    1.52%   to   1.97%     0.00%    34.20%   to    34.80%
2012                 131,713 18.03  to   18.93     2,474,431    1.52%   to   1.97%     0.00%    13.72%   to    14.23%
2011                 158,290 15.86  to   16.57     2,606,634    1.52%   to   1.97%     0.00%    -7.46%   to    -7.05%
SAST Fundamental Growth Portfolio Class 3
2015               2,639,948 14.64  to   16.26    61,636,248    1.15%   to   2.30%     0.00%    -1.03%   to     0.12%
2014               3,052,407 14.79  to   16.24    71,886,692    1.15%   to   2.30%     0.00%     4.88%   to     6.10%
2013               3,474,144 14.10  to   15.31    78,469,003    1.15%   to   2.30%     0.00%    33.62%   to    35.16%
2012               4,273,274 10.55  to   11.33    72,229,266    1.15%   to   2.30%     0.00%    13.24%   to    14.54%
2011               4,652,711  9.32  to    9.89    70,790,422    1.15%   to   2.30%     0.00%    -8.14%   to    -6.79%
SAST Global Bond Portfolio Class 1
2015               1,154,392 20.86  to   21.66    24,924,012    1.52%   to   1.77%     0.00%    -4.58%   to    -4.34%
2014               1,344,763 21.86  to   22.64    30,347,937    1.52%   to   1.77%     0.00%    -2.09%   to    -1.84%
2013               1,507,896 22.33  to   15.14    34,673,951    1.52%   to   1.77%     1.08%    -5.23%   to    -5.00%
2012               1,794,290 15.47  to   24.28    43,381,586    1.52%   to   1.77%     8.32%     2.06%   to     2.32%
2011               2,119,001 15.16  to   23.73    50,020,778    1.52%   to   1.77%     2.26%     3.90%   to     4.16%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                          For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
SAST Global Bond Portfolio Class 2
2015                 261,329 19.97  to   21.19     5,495,172    1.52%   to   1.97%     0.00%    -4.91%   to    -4.48%
2014                 332,059 21.00  to   22.18     7,315,689    1.52%   to   1.97%     0.00%    -2.43%   to    -1.99%
2013                 387,300 21.52  to   22.63     8,716,751    1.52%   to   1.97%     0.89%    -5.56%   to    -5.14%
2012                 444,796 22.79  to   23.86    10,564,795    1.52%   to   1.97%     8.38%     1.70%   to     2.16%
2011                 514,634 22.41  to   23.36    11,970,760    1.52%   to   1.97%     2.10%     3.53%   to     4.00%
SAST Global Bond Portfolio Class 3
2015              13,485,814  9.40  to   11.18   192,172,533    1.10%   to   2.30%     0.00%    -5.32%   to    -4.17%
2014              13,896,825 11.80  to   12.84   212,608,834    1.15%   to   2.30%     0.00%    -2.85%   to    -1.72%
2013              13,417,886 12.15  to   13.07   216,989,289    1.15%   to   2.30%     0.95%    -5.97%   to    -4.88%
2012              11,739,054 12.92  to   13.74   209,449,157    1.15%   to   2.30%     8.55%     1.26%   to     2.44%
2011              10,182,828 12.76  to   13.41   189,229,931    1.15%   to   2.30%     2.10%     3.09%   to     4.28%
SAST Global Equities Portfolio Class 1
2015               1,560,225 25.75  to   26.74    41,529,894    1.52%   to   1.77%     1.42%    -2.96%   to    -2.72%
2014               1,782,689 26.53  to   27.48    48,795,554    1.52%   to   1.77%     0.68%     2.37%   to     2.62%
2013               2,015,137 25.92  to   26.78    53,809,389    1.52%   to   1.77%     0.54%    23.99%   to    24.30%
2012               2,287,119  9.61  to   21.55    49,134,851    1.52%   to   1.77%     0.73%    14.83%   to    15.12%
2011               2,684,263  8.37  to   18.72    50,103,995    1.52%   to   1.77%     0.93%   -11.96%   to   -11.74%
SAST Global Equities Portfolio Class 2
2015                 159,931 24.71  to   26.69     4,181,865    1.40%   to   1.97%     1.23%    -3.30%   to    -2.75%
2014                 181,447 25.55  to   27.44     4,885,258    1.40%   to   1.97%     0.53%     2.01%   to     2.59%
2013                 191,720 25.05  to   26.75     5,039,206    1.40%   to   1.97%     0.36%    23.56%   to    24.26%
2012                 238,123 20.27  to   21.52     5,046,286    1.40%   to   1.97%     0.54%    14.43%   to    15.09%
2011                 333,190 17.71  to   18.70     6,142,356    1.40%   to   1.97%     0.77%   -12.27%   to   -11.76%
SAST Global Equities Portfolio Class 3
2015               1,934,461 11.17  to   11.29    31,044,338    1.10%   to   2.30%     1.20%    -3.71%   to    -2.55%
2014               1,979,213 11.73  to   12.89    33,885,187    1.15%   to   2.30%     0.48%     1.57%   to     2.74%
2013               1,978,581 11.55  to   12.55    34,910,507    1.15%   to   2.30%     0.34%    23.03%   to    24.44%
2012               1,973,752  9.38  to   10.08    28,497,278    1.15%   to   2.30%     0.53%    13.94%   to    15.26%
2011               1,969,956  8.24  to    8.75    26,612,803    1.15%   to   2.30%     0.83%   -12.65%   to   -11.63%
SAST Growth Opportunities Portfolio Class 1
2015                 866,277  8.90  to    9.24     7,991,488    1.52%   to   1.77%     0.00%    -2.40%   to    -2.16%
2014                 950,542  9.12  to    9.44     8,962,471    1.52%   to   1.77%     0.00%     1.91%   to     2.16%
2013               1,238,477  8.95  to    9.24    11,433,943    1.52%   to   1.77%     0.00%    35.38%   to    35.72%
2012               1,481,738  6.61  to    6.81    10,081,037    1.52%   to   1.77%     0.00%    15.50%   to    15.79%
2011               1,924,462  5.73  to    5.88    11,308,089    1.52%   to   1.77%     0.00%    -4.08%   to    -3.84%
SAST Growth Opportunities Portfolio Class 2
2015                 335,794  8.51  to    9.06     3,013,929    1.52%   to   1.97%     0.00%    -2.74%   to    -2.31%
2014                 374,713  8.75  to    9.27     3,444,199    1.52%   to   1.97%     0.00%     1.55%   to     2.01%
2013                 444,075  8.62  to    9.09     4,007,411    1.52%   to   1.97%     0.00%    34.91%   to    35.51%
2012                 590,431  6.39  to    6.71     3,935,759    1.52%   to   1.97%     0.00%    15.10%   to    15.62%
2011                 716,500  5.55  to    5.80     4,136,876    1.52%   to   1.97%     0.00%    -4.42%   to    -3.98%
SAST Growth Opportunities Portfolio Class 3
2015              11,845,744 11.97  to   16.29   143,143,825    1.10%   to   2.30%     0.00%    -3.16%   to    -1.99%
2014              13,426,390 16.82  to   18.31   163,518,392    1.15%   to   2.30%     0.00%     1.12%   to     2.29%
2013              15,734,010 16.64  to   17.90   183,849,459    1.15%   to   2.30%     0.00%    34.33%   to    35.88%
2012              20,098,658 12.38  to   13.18   169,921,760    1.15%   to   2.30%     0.00%    14.60%   to    15.93%
2011              21,144,879 10.81  to   11.37   149,800,724    1.15%   to   2.30%     0.00%    -4.83%   to    -3.73%
SAST Growth-Income Portfolio Class 1
2015               2,684,512 43.72  to   45.38   120,413,846    1.52%   to   1.77%     1.70%    -3.89%   to    -3.65%
2014               3,090,161 45.49  to   47.10   143,804,787    1.52%   to   1.77%     1.20%    12.11%   to    12.39%
2013               3,557,126 40.57  to   13.29   147,327,004    1.52%   to   1.77%     1.50%    29.45%   to    29.77%
2012               4,070,839  9.94  to   32.29   129,950,388    1.52%   to   1.77%     1.71%    11.75%   to    12.03%
2011               4,760,855  8.90  to   28.83   135,730,629    1.52%   to   1.77%     0.92%     6.44%   to     6.71%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                          For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
SAST Growth-Income Portfolio Class 2
2015                 203,079 41.66  to   44.36     8,925,661    1.52%   to   1.97%     1.60%    -4.23%   to    -3.80%
2014                 214,369 43.50  to   46.11     9,796,349    1.52%   to   1.97%     1.03%    11.71%   to    12.22%
2013                 263,050 38.94  to   41.09    10,731,229    1.52%   to   1.97%     1.40%    29.00%   to    29.58%
2012                 293,916 30.19  to   31.71     9,258,265    1.52%   to   1.97%     1.60%    11.35%   to    11.86%
2011                 327,138 27.11  to   28.35     9,220,072    1.52%   to   1.97%     0.77%     6.07%   to     6.55%
SAST Growth-Income Portfolio Class 3
2015               6,771,445 12.14  to   13.97   121,964,310    1.10%   to   2.30%     1.59%    -4.64%   to    -3.49%
2014               6,612,547 14.65  to   16.13   126,838,697    1.15%   to   2.30%     1.10%    11.24%   to    12.52%
2013               6,409,569 13.17  to   14.33   111,002,605    1.15%   to   2.30%     1.43%    28.45%   to    29.93%
2012               6,197,572 10.26  to   11.03    81,680,465    1.15%   to   2.30%     1.65%    10.88%   to    12.16%
2011               3,843,015  9.25  to    9.84    49,130,066    1.15%   to   2.30%     0.94%     5.64%   to     6.83%
SAST High-Yield Bond Portfolio Class 1
2015               1,530,919 25.21  to   26.14    39,987,023    1.52%   to   1.77%     5.12%    -5.97%   to    -5.74%
2014               1,797,984 26.81  to   27.73    49,826,489    1.52%   to   1.77%     4.68%    -0.92%   to    -0.67%
2013               2,289,102 27.06  to   27.92    63,869,997    1.52%   to   1.77%     5.16%     6.02%   to     6.28%
2012               2,719,093 25.53  to   26.27    71,388,107    1.52%   to   1.77%     6.25%    14.93%   to    15.22%
2011               3,066,011 22.21  to   22.80    69,866,750    1.52%   to   1.77%     7.63%     2.45%   to     2.71%
SAST High-Yield Bond Portfolio Class 2
2015                 340,698 24.03  to   25.59     8,631,972    1.52%   to   1.97%     4.98%    -6.30%   to    -5.88%
2014                 400,553 25.65  to   27.19    10,785,971    1.52%   to   1.97%     4.81%    -1.27%   to    -0.82%
2013                 485,256 25.98  to   27.41    13,195,181    1.52%   to   1.97%     5.05%     5.65%   to     6.12%
2012                 577,334 24.59  to   25.83    14,808,525    1.52%   to   1.97%     6.04%    14.53%   to    15.05%
2011                 712,383 21.47  to   22.45    15,901,198    1.52%   to   1.97%     7.72%     2.09%   to     2.55%
SAST High-Yield Bond Portfolio Class 3
2015               6,475,263  9.48  to   11.79   107,056,210    1.10%   to   2.30%     5.19%    -6.70%   to    -5.58%
2014               6,996,957 12.64  to   13.97   128,062,205    1.15%   to   2.30%     4.54%    -1.69%   to    -0.55%
2013               8,009,377 12.86  to   14.04   150,844,934    1.15%   to   2.30%     4.99%     5.19%   to     6.41%
2012               7,722,492 12.22  to   13.20   145,112,274    1.15%   to   2.30%     6.57%    14.04%   to    15.36%
2011               6,310,092 10.72  to   11.44   111,817,886    1.15%   to   2.30%     8.01%     1.65%   to     2.83%
SAST International Diversified Equities Portfolio Class 1
2015               2,312,299 13.28  to   13.79    31,857,235    1.52%   to   1.77%     2.08%    -1.49%   to    -1.24%
2014               2,499,779 13.48  to   13.96    34,874,907    1.52%   to   1.77%     1.55%   -10.06%   to    -9.84%
2013               2,735,184 14.99  to   15.48    42,330,888    1.52%   to   1.77%     2.64%    18.51%   to    18.81%
2012               3,094,795 12.65  to   13.03    40,309,407    1.52%   to   1.77%     0.98%    15.29%   to    15.58%
2011               3,630,505 10.97  to   11.28    40,914,617    1.52%   to   1.77%     2.05%   -16.10%   to   -15.89%
SAST International Diversified Equities Portfolio Class 2
2015                 902,973 12.72  to   13.51    12,117,412    1.52%   to   1.97%     1.88%    -1.83%   to    -1.39%
2014               1,041,448 12.96  to   13.70    14,184,843    1.52%   to   1.97%     1.37%   -10.38%   to    -9.97%
2013               1,181,253 14.46  to   15.21    17,883,661    1.52%   to   1.97%     2.42%    18.10%   to    18.63%
2012               1,454,731 12.24  to   12.83    18,581,247    1.52%   to   1.97%     0.80%    14.88%   to    15.40%
2011               1,752,957 10.66  to   11.11    19,413,669    1.52%   to   1.97%     1.89%   -16.40%   to   -16.02%
SAST International Diversified Equities Portfolio Class 3
2015              10,118,896  9.52  to    9.56   125,577,521    1.10%   to   2.30%     1.80%    -2.25%   to    -1.07%
2014              10,912,622  9.74  to   10.65   139,287,893    1.15%   to   2.30%     1.31%   -10.76%   to    -9.73%
2013              11,544,046 10.91  to   11.80   165,223,822    1.15%   to   2.30%     2.40%    17.59%   to    18.95%
2012              13,044,143  9.28  to    9.92   159,215,635    1.15%   to   2.30%     0.71%    14.39%   to    15.72%
2011              15,075,938  8.11  to    8.57   160,960,717    1.15%   to   2.30%     1.88%   -16.76%   to   -15.79%
SAST International Growth and Income Portfolio Class 1
2015               2,077,122 14.32  to   14.88    30,686,610    1.52%   to   1.77%     2.60%    -3.33%   to    -3.09%
2014               2,380,357 14.82  to   15.35    36,281,962    1.52%   to   1.77%     1.78%   -11.04%   to   -10.82%
2013               2,742,382 12.34  to   16.66    46,885,819    1.52%   to   1.77%     2.00%    19.90%   to    20.20%
2012               3,092,311  9.97  to   14.32    43,952,158    1.52%   to   1.77%     2.31%    19.16%   to    19.46%
2011               3,694,417  8.37  to   11.99    43,948,329    1.52%   to   1.77%     2.94%   -15.30%   to   -15.09%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                          For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
SAST International Growth and Income Portfolio Class 2
2015                 378,945 13.77  to   14.58     5,482,966    1.52%   to   1.97%     2.41%    -3.67%   to    -3.23%
2014                 440,742 14.29  to   15.07     6,596,215    1.52%   to   1.97%     1.64%   -11.35%   to   -10.95%
2013                 498,168 16.12  to   16.93     8,378,889    1.52%   to   1.97%     1.84%    19.48%   to    20.02%
2012                 596,036 13.49  to   14.10     8,358,971    1.52%   to   1.97%     2.10%    18.74%   to    19.28%
2011                 738,771 11.36  to   11.82     8,692,564    1.52%   to   1.97%     2.76%   -15.60%   to   -15.22%
SAST International Growth and Income Portfolio Class 3
2015               9,819,168  8.01  to    9.58   126,607,772    1.10%   to   2.30%     2.32%    -4.08%   to    -2.92%
2014              10,895,587  8.35  to    9.13   147,419,969    1.15%   to   2.30%     1.48%   -11.73%   to   -10.71%
2013              11,370,655  9.46  to   10.23   175,188,561    1.15%   to   2.30%     1.70%    18.97%   to    20.34%
2012              13,758,088  7.95  to    8.50   178,209,323    1.15%   to   2.30%     2.06%    18.24%   to    19.60%
2011              16,122,467  6.73  to    7.11   177,099,706    1.15%   to   2.30%     2.85%   -16.04%   to   -14.99%
SAST Marsico Focused Growth Portfolio Class 1
2015                 706,390 17.43  to   18.10    12,762,757    1.52%   to   1.77%     0.00%    -1.49%   to    -1.24%
2014                 841,411 17.69  to   18.33    15,378,182    1.52%   to   1.77%     0.01%     9.28%   to     9.55%
2013               1,017,407 16.19  to   16.73    16,978,777    1.52%   to   1.77%     0.21%    32.34%   to    32.67%
2012               1,080,147 12.23  to   12.61    13,583,091    1.52%   to   1.77%     0.29%     9.30%   to     9.57%
2011               1,183,856 11.19  to   11.51    13,591,254    1.52%   to   1.77%     0.31%    -3.17%   to    -2.92%
SAST Marsico Focused Growth Portfolio Class 2
2015                 628,610 17.11  to   17.71    11,070,322    1.52%   to   1.77%     0.00%    -1.64%   to    -1.39%
2014                 720,343 17.40  to   17.96    12,871,166    1.52%   to   1.77%     0.00%     9.12%   to     9.39%
2013                 901,697 15.94  to   16.42    14,745,650    1.52%   to   1.77%     0.05%    32.14%   to    32.47%
2012               1,068,902 12.06  to   12.39    13,201,509    1.52%   to   1.77%     0.11%     9.13%   to     9.41%
2011               1,269,464 11.05  to   11.33    14,335,763    1.52%   to   1.77%     0.18%    -3.31%   to    -3.07%
SAST Marsico Focused Growth Portfolio Class 3
2015               6,263,049 12.17  to   15.18   103,870,368    1.10%   to   2.30%     0.00%    -2.26%   to    -1.08%
2014               6,707,363 15.53  to   16.94   113,285,776    1.15%   to   2.30%     0.00%     8.43%   to     9.69%
2013               7,026,877 14.32  to   15.44   109,092,849    1.15%   to   2.30%     0.01%    31.32%   to    32.83%
2012               7,337,632 10.91  to   11.63    86,274,279    1.15%   to   2.30%     0.11%     8.45%   to     9.70%
2011               6,731,029 10.06  to   10.60    72,839,011    1.15%   to   2.30%     0.12%    -3.92%   to    -2.81%
SAST MFS Massachusetts Investors Trust Portfolio Class 1
2015               1,305,231 35.57  to   36.92    47,895,981    1.52%   to   1.77%     0.83%    -1.54%   to    -1.29%
2014               1,479,989 36.13  to   37.41    55,020,109    1.52%   to   1.77%     0.55%     8.93%   to     9.20%
2013               1,684,838 33.17  to   34.26    57,359,876    1.52%   to   1.77%     0.62%    29.51%   to    29.83%
2012               1,901,807 11.75  to   26.38    49,825,436    1.52%   to   1.77%     0.73%    17.06%   to    17.35%
2011               2,223,359 10.03  to   22.48    49,597,158    1.52%   to   1.77%     0.66%    -3.63%   to    -3.39%
SAST MFS Massachusetts Investors Trust Portfolio Class 2
2015                 254,376 34.15  to   36.18     9,141,033    1.52%   to   1.97%     0.66%    -1.88%   to    -1.44%
2014                 304,049 34.80  to   36.71    11,089,581    1.52%   to   1.97%     0.40%     8.55%   to     9.04%
2013                 355,630 32.06  to   33.67    11,906,751    1.52%   to   1.97%     0.47%    29.06%   to    29.64%
2012                 420,370 24.84  to   25.97    10,867,447    1.52%   to   1.97%     0.54%    16.65%   to    17.18%
2011                 505,516 21.30  to   22.16    11,161,526    1.52%   to   1.97%     0.51%    -3.97%   to    -3.54%
SAST MFS Massachusetts Investors Trust Portfolio Class 3
2015              11,937,528 12.27  to   15.55   252,203,843    1.10%   to   2.30%     0.61%    -2.30%   to    -1.12%
2014              12,669,126 15.92  to   17.36   278,476,642    1.15%   to   2.30%     0.35%     8.08%   to     9.33%
2013              13,632,793 14.73  to   15.88   283,185,602    1.15%   to   2.30%     0.42%    28.51%   to    29.99%
2012              14,911,675 11.46  to   12.22   245,454,389    1.15%   to   2.30%     0.56%    16.15%   to    17.50%
2011              13,925,334  9.87  to   10.40   205,594,177    1.15%   to   2.30%     0.51%    -4.38%   to    -3.27%
SAST MFS Total Return Portfolio Class 1
2015               3,050,425 36.48  to   37.85   114,450,996    1.52%   to   1.77%     2.39%    -2.21%   to    -1.96%
2014               3,528,804 37.30  to   38.61   134,958,739    1.52%   to   1.77%     2.07%     6.55%   to     6.81%
2013               4,056,102 35.01  to   36.15   145,293,218    1.52%   to   1.77%     2.32%    16.92%   to    17.21%
2012               4,684,330 13.96  to   30.84   143,226,199    1.52%   to   1.77%     2.69%     9.36%   to     9.63%
2011               5,513,417 12.77  to   28.13   153,695,095    1.52%   to   1.77%     2.58%     0.14%   to     0.39%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                               At December 31                         For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
SAST MFS Total Return Portfolio Class 2
2015                 889,296 34.87  to   37.06    32,707,582    1.52%   to   1.97%     2.18%   -2.55%   to    -2.11%
2014               1,037,331 35.78  to   37.86    38,998,840    1.52%   to   1.97%     1.89%    6.17%   to     6.65%
2013               1,220,344 33.70  to   35.50    43,051,546    1.52%   to   1.97%     2.13%   16.51%   to    17.04%
2012               1,470,766 28.92  to   30.33    44,349,372    1.52%   to   1.97%     2.52%    8.98%   to     9.47%
2011               1,742,450 26.54  to   27.70    48,060,159    1.52%   to   1.97%     2.42%   -0.21%   to     0.24%
SAST MFS Total Return Portfolio Class 3
2015               6,615,573 11.19  to   13.20   165,023,988    1.10%   to   2.30%     2.12%   -2.97%   to    -1.79%
2014               7,127,285 13.61  to   14.82   190,416,716    1.15%   to   2.30%     1.83%    5.72%   to     6.94%
2013               7,922,055 12.87  to   13.86   207,025,709    1.15%   to   2.30%     2.13%   16.02%   to    17.35%
2012               8,304,413 11.09  to   11.81   193,491,460    1.15%   to   2.30%     2.48%    8.51%   to     9.77%
2011               8,183,114 10.22  to   10.76   190,169,901    1.15%   to   2.30%     2.35%   -0.66%   to     0.51%
SAST Mid-Cap Growth Portfolio Class 1
2015               1,702,554 19.28  to   20.02    33,856,155    1.52%   to   1.77%     0.00%    1.18%   to     1.43%
2014               1,917,446 19.06  to   19.74    37,555,080    1.52%   to   1.77%     0.00%    9.32%   to     9.59%
2013               2,246,993 17.44  to   18.01    40,169,622    1.52%   to   1.77%     0.00%   39.92%   to    40.27%
2012               2,712,118  7.43  to   12.84    34,512,094    1.52%   to   1.77%     0.00%   14.02%   to    14.30%
2011               3,150,103  6.52  to   11.23    35,043,178    1.52%   to   1.77%     0.00%   -7.58%   to    -7.35%
SAST Mid-Cap Growth Portfolio Class 2
2015                 731,734 18.42  to   19.97    14,230,012    1.40%   to   1.97%     0.00%    0.82%   to     1.40%
2014                 848,710 18.27  to   19.70    16,313,282    1.40%   to   1.97%     0.00%    8.93%   to     9.56%
2013               1,015,183 16.77  to   17.98    17,850,590    1.40%   to   1.97%     0.00%   39.43%   to    40.23%
2012               1,231,749 12.03  to   12.82    15,478,572    1.40%   to   1.97%     0.00%   13.62%   to    14.27%
2011               1,470,105 10.59  to   11.22    16,199,999    1.40%   to   1.97%     0.00%   -7.90%   to    -7.38%
SAST Mid-Cap Growth Portfolio Class 3
2015               5,678,575 13.23  to   18.57   109,888,680    1.10%   to   2.30%     0.00%    0.39%   to     1.60%
2014               6,145,552 18.49  to   20.08   117,640,080    1.15%   to   2.30%     0.00%    8.47%   to     9.72%
2013               6,681,662 17.05  to   18.30   116,935,074    1.15%   to   2.30%     0.00%   38.84%   to    40.44%
2012               8,000,603 12.28  to   13.03   100,053,921    1.15%   to   2.30%     0.00%   13.13%   to    14.44%
2011               8,396,213 10.86  to   11.39    91,978,433    1.15%   to   2.30%     0.00%   -8.30%   to    -7.24%
SAST Protected Asset Allocation SAST Portfolio Class 3 (7)
2015              55,204,840  9.81  to   11.46   647,901,024    1.10%   to   2.15%     0.00%   -3.45%   to    -2.44%
2014              21,300,859 11.87  to   12.14   256,821,376    1.15%   to   2.30%     0.46%    0.51%   to     1.52%
2013               8,833,845 11.81  to   11.96   105,219,286    1.15%   to   2.30%     0.08%   17.61%   to    19.58%
2012                 493,947 10.04  to   10.07     4,969,379    1.15%   to   2.30%     0.00%    0.39%   to     0.67%
SAST Real Estate Portfolio Class 1
2015                 847,955 32.54  to   33.79    28,637,392    1.52%   to   1.77%     1.73%    0.04%   to     0.29%
2014                 969,654 32.53  to   33.69    32,654,759    1.52%   to   1.77%     1.37%   27.50%   to    27.82%
2013               1,084,616 25.51  to   26.36    28,572,706    1.52%   to   1.77%     1.15%   -3.80%   to    -3.56%
2012               1,279,476 26.52  to   27.33    34,954,546    1.52%   to   1.77%     1.07%   15.17%   to    15.46%
2011               1,419,027 23.03  to   23.67    33,576,000    1.52%   to   1.77%     0.92%    6.25%   to     6.52%
SAST Real Estate Portfolio Class 2
2015                 217,424 31.14  to   33.09     7,131,461    1.52%   to   1.97%     1.54%   -0.31%   to     0.14%
2014                 256,385 31.24  to   33.04     8,406,601    1.52%   to   1.97%     1.17%   27.05%   to    27.63%
2013                 332,391 24.59  to   25.89     8,546,099    1.52%   to   1.97%     0.97%   -4.14%   to    -3.71%
2012                 371,396 25.65  to   26.88     9,919,385    1.52%   to   1.97%     0.94%   14.77%   to    15.29%
2011                 418,375 22.35  to   23.32     9,699,869    1.52%   to   1.97%     0.76%    5.88%   to     6.36%
SAST Real Estate Portfolio Class 3
2015              11,096,011 10.95  to   11.25   198,565,559    1.10%   to   2.30%     1.50%   -0.74%   to     0.46%
2014              12,341,692 11.03  to   12.03   226,546,315    1.15%   to   2.30%     1.11%   26.51%   to    27.97%
2013              15,959,829  8.72  to    9.40   238,203,941    1.15%   to   2.30%     0.94%   -4.55%   to    -3.45%
2012              14,642,384  9.14  to    9.74   239,429,943    1.15%   to   2.30%     0.89%   14.28%   to    15.60%
2011              13,993,965  8.00  to    8.42   212,996,370    1.15%   to   2.30%     0.81%    5.43%   to     6.65%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                               At December 31                           For the year ended December 31
                  --------------------------------------------   ----------------------------------------------------
                                Unit Value                                           Investment
                                Lowest to             Net                              Income   Total Return Lowest to
                     Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ----------- -----------------  --------------  ------------------  ---------- ----------------------
SAST Small & Mid Cap Value Portfolio Class 2
2015                  488,367 27.37  to   29.08     14,107,676   1.52%   to   1.97%     0.39%    -7.81%   to    -7.40%
2014                  552,250 29.68  to   31.40     17,239,857   1.52%   to   1.97%     0.63%     6.84%   to     7.33%
2013                  700,302 27.78  to   29.26     20,393,339   1.52%   to   1.97%     0.35%    34.91%   to    35.52%
2012                  899,543 20.59  to   21.59     19,344,277   1.52%   to   1.97%     0.39%    16.11%   to    16.63%
2011                1,089,065 17.74  to   18.51     20,087,288   1.52%   to   1.97%     0.12%    -9.92%   to    -9.51%
SAST Small & Mid Cap Value Portfolio Class 3
2015               18,508,751 11.47  to   16.23    406,871,596   1.10%   to   2.30%     0.31%    -8.21%   to    -7.10%
2014               19,506,963 17.69  to   19.20    471,312,873   1.15%   to   2.30%     0.58%     6.39%   to     7.62%
2013               22,482,583 16.62  to   17.84    517,039,466   1.15%   to   2.30%     0.26%    34.33%   to    35.88%
2012               27,131,938 12.38  to   13.13    468,586,899   1.15%   to   2.30%     0.37%    15.61%   to    16.95%
2011               27,994,808 10.70  to   11.23    430,137,080   1.15%   to   2.30%     0.13%   -10.31%   to    -9.27%
SAST Small Company Value Portfolio Class 3
2015               12,872,619 10.68  to   13.08    170,639,416   1.10%   to   2.30%     0.06%    -9.78%   to    -8.69%
2014               13,458,183 14.50  to   15.75    195,803,515   1.15%   to   2.30%     0.07%    -2.50%   to    -1.37%
2013               14,289,780 14.87  to   15.97    210,934,543   1.15%   to   2.30%     0.67%    31.97%   to    33.49%
2012               17,184,541 11.27  to   11.97    190,331,364   1.15%   to   2.30%     0.24%    14.89%   to    16.23%
2011               17,898,761  9.81  to   10.29    170,417,984   1.15%   to   2.30%     0.25%    -5.66%   to    -4.57%
SAST SunAmerica Dynamic Strategy Portfolio Class 3 (8)
2015              471,375,112  9.49  to   11.29  5,452,487,007   1.10%   to   2.15%     0.81%    -7.43%   to    -6.45%
2014              353,964,056 10.15  to   12.20  4,390,062,545   1.15%   to   2.30%     0.46%     1.46%   to     2.09%
2013              172,984,385 11.95  to   12.13  2,086,919,684   1.15%   to   2.30%     0.00%    15.06%   to    16.21%
2012               20,033,318 10.37  to   10.43    208,658,498   1.15%   to   2.30%     1.52%     3.68%   to     4.35%
SAST Technology Portfolio Class 1
2015                2,643,090  3.84  to    3.99     10,523,043   1.52%   to   1.77%     0.00%     8.15%   to     8.42%
2014                2,865,982  3.55  to    3.68     10,521,188   1.52%   to   1.77%     0.00%    22.65%   to    22.96%
2013                3,015,476  2.89  to    2.99      9,002,990   1.52%   to   1.77%     0.00%    23.68%   to    23.99%
2012                3,506,802  2.34  to    2.41      8,444,567   1.52%   to   1.77%     0.00%     5.87%   to     6.14%
2011                3,930,256  2.21  to    2.27      8,920,359   1.52%   to   1.77%     0.00%    -7.04%   to    -6.81%
SAST Technology Portfolio Class 2
2015                  840,073  3.66  to    3.97      3,253,073   1.40%   to   1.97%     0.00%     7.78%   to     8.39%
2014                  849,096  3.40  to    3.66      3,037,861   1.40%   to   1.97%     0.00%    22.22%   to    22.92%
2013                  932,586  2.78  to    2.98      2,719,453   1.40%   to   1.97%     0.00%    23.25%   to    23.95%
2012                1,115,091  2.26  to    2.40      2,629,506   1.40%   to   1.97%     0.00%     5.50%   to     6.11%
2011                1,332,185  2.14  to    2.26      2,966,373   1.40%   to   1.97%     0.00%    -7.36%   to    -6.84%
SAST Technology Portfolio Class 3
2015                5,207,797 15.39  to   16.26     35,845,053   1.10%   to   2.30%     0.00%     7.31%   to     8.61%
2014                5,490,784 15.15  to   16.57     30,545,733   1.15%   to   2.30%     0.00%    21.70%   to    23.10%
2013                5,907,349 12.45  to   13.46     24,372,613   1.15%   to   2.30%     0.00%    22.72%   to    24.14%
2012                6,779,977 10.14  to   10.84     20,098,275   1.15%   to   2.30%     0.00%     5.06%   to     6.27%
2011                8,182,996  9.66  to   10.20     20,765,489   1.15%   to   2.30%     0.00%    -7.64%   to    -6.70%
SAST Telecom Utility Portfolio Class 1
2015                  548,711 20.73  to   21.52     11,798,835   1.52%   to   1.77%     4.69%   -13.58%   to   -13.36%
2014                  666,531 23.99  to   24.84     16,544,715   1.52%   to   1.77%     2.76%    10.52%   to    10.79%
2013                  740,461 21.71  to   22.42     16,591,619   1.52%   to   1.77%     2.42%    17.87%   to    18.17%
2012                  837,210 18.42  to   18.97     15,877,292   1.52%   to   1.77%     3.38%    11.48%   to    11.76%
2011                  996,622 16.52  to   16.98     16,911,434   1.52%   to   1.77%     2.31%     4.40%   to     4.66%
SAST Telecom Utility Portfolio Class 2
2015                   70,313 20.37  to   21.08      1,464,649   1.52%   to   1.77%     4.50%   -13.71%   to   -13.49%
2014                   82,979 23.61  to   24.37      2,001,329   1.52%   to   1.77%     2.43%    10.35%   to    10.63%
2013                   92,755 21.40  to   22.03      2,021,794   1.52%   to   1.77%     2.09%    17.70%   to    17.99%
2012                  127,679 18.18  to   18.67      2,363,929   1.52%   to   1.77%     3.31%    11.32%   to    11.60%
2011                  148,760 16.33  to   16.73      2,470,872   1.52%   to   1.77%     2.16%     4.24%   to     4.51%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                               At December 31                          For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
SAST Telecom Utility Portfolio Class 3
2015               1,304,070 10.04  to   14.52    22,273,753    1.10%   to   2.30%     4.47%   -14.25%   to   -13.22%
2014               1,348,617 16.94  to   18.55    26,948,480    1.15%   to   2.30%     2.41%     9.66%   to    10.93%
2013               1,287,931 15.45  to   16.72    23,844,401    1.15%   to   2.30%     2.18%    16.96%   to    18.31%
2012               1,325,753 13.21  to   14.13    21,303,455    1.15%   to   2.30%     3.37%    10.62%   to    11.90%
2011               1,205,961 11.94  to   12.63    17,881,104    1.15%   to   2.30%     2.27%     3.62%   to     4.79%
SAST Total Return Bond Portfolio Class 1
2015               1,502,339 27.31  to   28.29    42,464,226    1.52%   to   1.77%     1.17%    -1.87%   to    -1.62%
2014               1,713,471 27.83  to   28.76    49,239,407    1.52%   to   1.77%     1.25%     2.97%   to     3.23%
2013               2,019,747 27.02  to   27.86    56,232,882    1.52%   to   1.77%     1.31%    -5.28%   to    -5.04%
2012               2,459,098 28.53  to   29.34    72,108,944    1.52%   to   1.77%     3.06%     5.39%   to     5.65%
2011               2,573,355 27.07  to   27.77    71,432,521    1.52%   to   1.77%     1.52%     4.50%   to     4.76%
SAST Total Return Bond Portfolio Class 2
2015                 286,576 26.71  to   27.69     7,888,184    1.52%   to   1.77%     0.83%    -2.02%   to    -1.77%
2014                 428,245 27.26  to   28.19    12,017,884    1.52%   to   1.77%     1.03%     2.82%   to     3.07%
2013                 542,384 26.51  to   27.35    14,765,227    1.52%   to   1.77%     1.13%    -5.42%   to    -5.18%
2012                 712,809 28.03  to   28.84    20,481,417    1.52%   to   1.77%     3.10%     5.23%   to     5.49%
2011                 723,666 26.64  to   27.34    19,724,689    1.52%   to   1.77%     1.37%     4.35%   to     4.61%
SAST Total Return Bond Portfolio Class 3
2015              41,821,741  9.70  to   12.70   674,332,861    1.10%   to   2.30%     0.90%    -2.63%   to    -1.46%
2014              44,583,224 13.05  to   14.24   746,584,821    1.15%   to   2.30%     1.04%     2.17%   to     3.35%
2013              47,226,038 12.77  to   13.78   790,267,631    1.15%   to   2.30%     1.22%    -6.01%   to    -4.93%
2012              42,157,782 13.59  to   14.50   767,396,774    1.15%   to   2.30%     3.08%     4.57%   to     5.78%
2011              32,199,190 12.99  to   13.70   590,254,280    1.15%   to   2.30%     1.34%     3.69%   to     4.89%
SAST VCP Total Return Balanced Portfolio Class 3 /(13)/
2015              47,381,022  9.68  to   10.54   509,246,154    1.10%   to   2.15%     0.00%    -5.87%   to    -4.88%
2014              17,179,189 10.18  to   11.20   194,628,123    1.15%   to   2.15%     0.00%     1.78%   to     3.97%
2013               4,772,124 10.77  to   10.85    51,642,050                 1.40%     1.02%     7.73%   to     8.45%
SAST VCP Value Portfolio Class 3 /(13)/
2015              56,711,476  9.84  to   11.10   642,267,915    1.10%   to   2.15%     0.22%    -4.35%   to    -3.34%
2014              17,844,802 11.61  to   11.81   209,560,765    1.15%   to   2.15%     1.42%     5.95%   to     7.01%
2013               4,907,424 10.96  to   11.03    54,020,433    1.15%   to   2.15%     0.44%     9.58%   to    10.32%
SST Allocation Balanced Portfolio Class 3
2015               9,808,347  9.92  to   12.92   133,910,023    1.10%   to   2.30%     1.29%    -3.57%   to    -2.41%
2014              10,295,642 13.39  to   14.53   144,673,420    1.15%   to   2.30%     1.20%     2.93%   to     4.12%
2013              10,386,821 13.01  to   13.96   140,695,502    1.15%   to   2.30%     1.78%     8.95%   to    10.20%
2012              10,350,429 11.94  to   12.67   127,736,202    1.15%   to   2.30%     1.15%     8.19%   to     9.44%
2011               7,633,479 11.04  to   11.57    86,485,664    1.15%   to   2.30%     1.56%    -1.83%   to    -0.69%
SST Allocation Growth Portfolio Class 3
2015               1,891,628  9.91  to   13.31    26,621,533    1.10%   to   2.30%     1.41%    -4.10%   to    -2.94%
2014               1,913,601 13.87  to   15.14    27,807,698    1.15%   to   2.30%     0.66%     2.84%   to     4.03%
2013               1,837,110 13.49  to   14.55    25,665,233    1.15%   to   2.30%     0.88%    20.88%   to    22.27%
2012               1,478,728 11.16  to   11.90    16,966,520    1.15%   to   2.30%     0.88%    12.25%   to    13.55%
2011               1,220,227  9.94  to   10.48    12,402,687    1.15%   to   2.30%     1.17%    -8.72%   to    -7.67%
SST Allocation Moderate Growth Portfolio Class 3 /(6)/
2015              14,224,508  9.90  to   12.84   193,378,093    1.10%   to   2.30%     1.34%    -3.97%   to    -2.81%
2014              14,811,676 13.37  to   14.54   208,071,601    1.15%   to   2.30%     0.99%     2.76%   to     3.94%
2013              15,103,446 13.01  to   13.99   204,732,449    1.15%   to   2.30%     1.37%    14.64%   to    15.96%
2012              14,827,359 11.35  to   12.07   173,994,204    1.15%   to   2.30%     1.15%    10.32%   to    11.60%
2011              12,970,069 10.29  to   10.81   136,999,346    1.15%   to   2.30%     1.39%    -5.75%   to    -4.66%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                               At December 31                         For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
SST Allocation Moderate Portfolio Class 3
2015              13,221,703  9.90  to   12.95   181,299,733    1.10%   to   2.30%     1.28%   -3.87%   to    -2.71%
2014              13,572,652 13.47  to   14.65   191,993,264    1.15%   to   2.30%     1.11%    2.86%   to     4.05%
2013              13,528,274 13.09  to   14.08   184,596,378    1.15%   to   2.30%     1.52%   11.83%   to    13.12%
2012              13,070,209 11.71  to   12.45   158,276,953    1.15%   to   2.30%     1.14%    9.22%   to    10.48%
2011              10,906,627 10.72  to   11.27   120,030,610    1.15%   to   2.30%     1.41%   -4.13%   to    -3.02%
SST Asset Allocation Diversified Growth Portfolio Class 3 /(9)/
2015                  13,112  9.33  to   10.16       124,614    1.10%   to   1.35%     5.86%   -6.74%   to    -1.49%
SST Diversified Fixed Income Portfolio Class 3 /(9)/
2015                   6,915  9.83  to    9.94        68,204    1.10%   to   1.40%     3.25%   -1.91%   to    -1.62%
SST Focus Growth Portfolio Class 3 /(9)/
2015                   2,785  9.67  to   10.28        28,645    1.10%   to   1.35%     0.00%   -3.34%   to     2.04%
SST Focus Value Portfolio Class 3 /(9)/
2015                   4,667  9.26  to    9.86        45,264    1.10%   to   1.35%     1.39%   -7.45%   to    -5.21%
SST International Equity Portfolio Class 3 /(9)/
2015                  23,474  9.20  to    9.30       216,388    1.10%   to   1.40%     2.03%   -4.45%   to    -4.17%
SST Large Cap Growth Portfolio Class 3 /(9)/
2015                   8,467 10.31  to   10.85        87,329    1.10%   to   1.40%     0.12%    2.85%   to     3.16%
SST Large Cap Value Portfolio Class 3 /(9)/
2015                  11,052  9.34  to    9.67       104,117    1.10%   to   1.40%     0.46%   -6.39%   to    -6.11%
SST Mid Cap Growth Portfolio Class 3/ (9)/
2015                  28,478  9.81  to   10.42       291,101    1.10%   to   1.40%     0.00%   -1.28%   to    -0.98%
SST Mid Cap Value Portfolio Class 3 /(9)/
2015                  23,282  9.27  to    9.79       221,893    1.10%   to   1.40%     0.40%   -7.34%   to    -7.06%
SST Real Return Portfolio Class 3
2015              26,378,012  9.69  to   10.44   291,217,509    1.10%   to   2.30%     3.72%   -3.60%   to    -2.43%
2014              27,375,871 10.83  to   11.76   310,990,581    1.15%   to   2.30%     0.00%   -0.68%   to     0.47%
2013              26,775,156 10.90  to   11.70   303,828,327    1.15%   to   2.30%     0.77%   -7.39%   to    -6.32%
2012              21,854,322 11.77  to   12.49   265,729,709    1.15%   to   2.30%     2.80%    1.43%   to     2.60%
2011              16,606,426 11.61  to   12.17   197,603,434    1.15%   to   2.30%     0.00%    3.59%   to     4.79%
SST Small Cap Portfolio Class 3 /(9)/
2015                  10,444  9.29  to   10.11       103,625    1.10%   to   1.40%     0.00%   -7.20%   to    -6.92%
SST Stock Portfolio Class 3 /(9)/
2015                  25,580  9.97  to   11.32       279,173    1.10%   to   1.70%     0.00%   -0.32%   to     9.05%
Sterling Capital Select Equity VIF /(10)/
2015                      --    --  to      --            --    1.52%   to   2.17%     0.27%    0.00%   to     0.00%
2014                  76,033 10.89  to   11.65       874,117    1.52%   to   2.17%     1.96%    2.05%   to     2.51%
2013                  92,189 10.68  to   11.36     1,036,586    1.52%   to   2.17%     1.20%   15.68%   to    15.97%
2012                 110,190  9.24  to    9.80     1,069,734    1.52%   to   2.17%     0.98%   12.55%   to    12.65%
2011                 161,090  8.20  to    8.71     1,391,970    1.52%   to   2.17%     1.09%   -6.52%   to    -5.48%
Sterling Capital Special Opportunities VIF /(10)/
2015                      --    --  to      --            --    1.52%   to   2.17%     3.00%    0.00%   to     0.00%
2014                 429,990 21.88  to   22.94     9,805,098    1.52%   to   2.17%     0.05%   13.67%   to    14.24%
2013                 542,417 19.25  to   20.08    10,830,520    1.52%   to   2.17%     0.07%   24.29%   to    24.91%
2012                 718,972 15.50  to   16.08    11,496,176    1.52%   to   2.17%     0.26%   12.45%   to    12.60%
2011                 916,394 13.78  to   14.28    13,013,539    1.52%   to   2.17%     0.00%   -5.60%   to    -4.99%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                             At December 31                        For the year ended December 31
                  ----------------------------------------   ----------------------------------------------------
                            Unit Value                                           Investment
                            Lowest to             Net                              Income   Total Return Lowest to
                   Units  Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ------- -----------------  --------------  ------------------  ---------- ----------------------
Sterling Capital Strategic Allocation Equity VIF /(10)/
2015                   --    --  to      --           --     1.52%   to   2.17%     0.00%    0.00%   to     0.00%
2014                   --    --  to      --           --     1.52%   to   2.17%     0.00%    0.00%   to     0.00%
2013                   --    --  to      --           --     1.52%   to   2.17%     0.07%    0.00%   to     0.00%
2012              144,790  9.86  to   10.41    1,498,142     1.52%   to   2.17%     0.89%   11.67%   to    11.70%
2011              167,616  8.83  to    9.32    1,554,013     1.52%   to   2.17%     0.79%   -9.55%   to    -8.72%
Sterling Capital Total Return Bond VIF /(10)/
2015                   --    --  to      --           --     1.52%   to   2.17%     4.93%    0.00%   to     0.00%
2014              440,431 12.75  to   13.59    5,964,004     1.52%   to   2.17%     3.17%    3.38%   to     3.85%
2013              488,808 12.33  to   13.08    6,373,390     1.52%   to   2.17%     3.09%   -3.14%   to    -3.05%
2012              557,546 12.92  to   13.49    7,502,837     1.52%   to   2.17%     2.84%    4.50%   to     5.03%
2011              600,917 12.30  to   12.91    7,732,666     1.52%   to   2.17%     3.63%    4.13%   to     4.50%
VALIC Company I International Equities Index Fund /(9)/
2015              172,038  9.34  to    9.46    1,611,014     1.10%   to   1.40%     0.32%   -2.38%   to    -2.09%
VALIC Company I Mid Cap Index Fund/(9)/
2015              153,265  9.59  to   10.22    1,535,269     1.10%   to   1.40%     0.10%   -3.85%   to    -3.57%
VALIC Company I Nasdaq-100 Index Fund/ (9)/
2015               84,914 10.71  to   11.28      935,961     1.10%   to   1.40%     0.14%    7.67%   to     8.00%
VALIC Company I Small Cap Index Fund /(9)/
2015              161,506  9.34  to   10.34    1,601,639     1.10%   to   1.40%     0.00%   -5.81%   to    -5.52%
VALIC Company I Stock Index Fund /(9)/
2015              546,045  9.97  to   10.45    5,647,279     1.10%   to   1.40%     0.00%   -0.35%   to    -0.05%

(1)These amounts represent the annualized contract expenses of the Sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see Note 4. The minimum and maximum ratios shown include subaccounts that may not have net assets.
(2)These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the Sub-account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.
(3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(4)These amounts represent the net asset value before the adjustments allocated to the contracts in payout period.
(5)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(6)For the period from the effective date of October 15, 2012 to December 31, 2012.
(7)For the period from the effective date of January 23, 2012 to December 31, 2012.
(8)For the period from the effective date of July 16, 2012 to December 31, 2012.
(9)Fund commenced operations on November 10, 2014.
(10)Fund liquidated on April 24, 2015.
(11)Principal PVC Small Cap Value I merged into Small Cap Blend on January 1, 2015.
(12)Principal LargeCap Blend Account II merged into the Principal PVC Capital Appreciation Account on April 17, 2015.
(13)Fund commenced operations on April 30, 2013.

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


8. SUBSEQUENT EVENTS

   Management has evaluated Separate Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through April 28, 2016. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Separate Account's financial statements.

American General Life
Insurance Company

Audited GAAP Financial Statements
At December 31, 2015 and 2014 and for each of the three years ended December 31, 2015

AMERICAN GENERAL LIFE INSURANCE COMPANY

TABLE OF CONTENTS

                                                                           Page
                                                                           ----
CONSOLIDATED FINANCIAL STATEMENTS

Independent Auditor's Report                                                 2

Consolidated Balance Sheet at December 31, 2015 and 2014                     3

Consolidated Statements of Income for each of the years ended                4
  December 31, 2015, 2014 and 2013

Consolidated Statements of Comprehensive Income (Loss) for each of the       5
  years ended December 31, 2015, 2014 and 2013

Consolidated Statements of Equity for each of the years ended                6
  December 31, 2015, 2014 and 2013

Consolidated Statements of Cash Flows for each of the years ended            7
  December 31, 2015, 2014 and 2013

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   Basis of Presentation                                                   8

2.   Summary of Significant Accounting Policies                             12

3.   Fair Value Measurements                                                15

4.   Investments                                                            33

5.   Lending Activities                                                     43

6.   Reinsurance                                                            45

7.   Derivatives and Hedge Accounting                                       46

8.   Deferred Policy Acquisition Costs and Deferred Sales Inducements       48

9.   Variable Interest Entities                                             51

10.  Insurance Liabilities                                                  54

11.  Variable Life and Annuity Contracts                                    56

12.  Debt                                                                   58

13.  Commitments and Contingencies                                          59

14.  Equity                                                                 61

15.  Statutory Financial Data and Restrictions                              62

16.  Benefit Plans                                                          63

17.  Income Taxes                                                           63

18.  Related Party Transactions                                             66

19.  Subsequent Events                                                      68

Independent Auditor's Report

To the Board of Directors and Shareholder of American General Life Insurance Company

We have audited the accompanying consolidated financial statements of American General Life Insurance Company and its subsidiaries (the Company), an indirect, wholly owned subsidiary of American International Group, Inc., which comprise the consolidated balance sheets as of December 31, 2015 and 2014, and the related consolidated statements of income, comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2015.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 28, 2016

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS


                                                                                                December 31,
                                                                                            -------------------
                                                                                                 2015       2014
(in millions, except for share data)                                                        --------  ---------
                                                                                                       (Revised)
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value (amortized cost: 2015 - $96,119;
            2014 - $94,559)                                                                 $ 99,086  $ 102,743
          Other bond securities, at fair value                                                 3,545      2,934
   Equity securities:
          Common and preferred stock, available for sale, at fair value
            (cost: 2015 - $15; 2014 - $19)                                                        18         26
       Mortgage and other loans receivable, net of allowance                                  14,598     11,911
       Other invested assets (portion measured at fair value: 2015 - $2,684;
         2014 - $3,176)                                                                        5,687      6,894
       Short-term investments (portion measured at fair value: 2015 - $1,625;
         2014 - $558)                                                                          1,850      1,381
                                                                                            --------  ---------
          Total investments                                                                  124,784    125,889
   Cash                                                                                          317        263
   Accrued investment income                                                                   1,055      1,042
   Amounts due from related parties                                                              520         82
   Premiums and other receivables - net of allowance                                             698        602
   Reinsurance assets, net of allowance                                                        1,665      1,616
   Deferred policy acquisition costs                                                           6,401      5,661
   Current income tax receivable                                                                 121        561
   Deferred income taxes                                                                         445         --
   Other assets (including restricted cash of $4 in 2015 and $396 in 2014)                     2,186      2,196
   Separate account assets, at fair value                                                     41,894     40,627
                                                                                            --------  ---------
Total assets                                                                                $180,086  $ 178,539
                                                                                            ========  =========
Liabilities:
   Future policy benefits for life and accident and health insurance contracts              $ 31,576  $  30,847
   Policyholder contract deposits (portion measured at fair value: 2015 - $2,104;
     2014 - $1,351)                                                                           75,642     72,903
   Policy claims and benefits payable                                                            685        646
   Other policyholder funds                                                                    2,090      2,069
   Deferred income taxes                                                                          --         35
   Notes payable - to affiliates, net (portion measured at fair value: 2015 - $474;
     2014 - $514)                                                                                717        658
   Notes payable - to third parties, net                                                         406        617
   Amounts due to related parties                                                                792      1,709
   Securities lending payable                                                                    962         --
   Other liabilities                                                                           3,864      3,754
   Separate account liabilities                                                               41,894     40,627
                                                                                            --------  ---------
Total liabilities                                                                            158,628    153,865
                                                                                            --------  ---------
Commitments and contingencies (see Note 13)
American General Life Insurance Company (AGL) shareholder's equity:
   Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding                1          1
   Common stock, $10 par value; 600,000 shares authorized, issued and outstanding                  6          6
   Additional paid-in capital                                                                 18,546     18,514
   Retained earnings                                                                             575        218
   Accumulated other comprehensive income                                                      2,333      5,935
                                                                                            --------  ---------
Total AGL shareholder's equity                                                                21,461     24,674
Noncontrolling interests                                                                          (3)        --
                                                                                            --------  ---------
Total equity                                                                                  21,458     24,674
                                                                                            --------  ---------
Total liabilities and equity                                                                $180,086  $ 178,539
                                                                                            ========  =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME


                                                                                                    Years Ended December 31,
                                                                                                 -----------------------------
(in millions)                                                                                      2015      2014       2013
-------------                                                                                    -------  ---------  ---------
                                                                                                           (Revised)  (Revised)
Revenues:
 Premiums                                                                                        $ 2,628  $   1,666  $   1,783
 Policy fees                                                                                       2,090      1,985      1,766
 Net investment income                                                                             6,118      6,925      6,709
 Net realized capital gains (losses):
   Total other-than-temporary impairments on available for sale securities                          (197)       (81)       (74)
   Portion of other-than-temporary impairments on available for sale fixed maturity securities
     recognized in other comprehensive income (loss)                                                 (22)       (23)        (1)
                                                                                                 -------  ---------  ---------
   Net other-than-temporary impairments on available for sale securities recognized in net
     income                                                                                         (219)      (104)       (75)
   Other realized capital gains                                                                      141         30      2,157
                                                                                                 -------  ---------  ---------
   Total net realized capital gains (losses)                                                         (78)       (74)     2,082
   Other income                                                                                    2,268      2,580      2,878
                                                                                                 -------  ---------  ---------
Total revenues                                                                                    13,026     13,082     15,218
                                                                                                 -------  ---------  ---------
Benefits and expenses:
 Policyholder benefits                                                                             5,276      4,224      4,874
 Interest credited to policyholder account balances                                                2,178      2,234      2,257
 Amortization of deferred policy acquisition costs                                                   787        658        586
 General operating and other expenses                                                              3,087      3,014      2,966
                                                                                                 -------  ---------  ---------
Total benefits and expenses                                                                       11,328     10,130     10,683
                                                                                                 -------  ---------  ---------
Income before income tax expense (benefit)                                                         1,698      2,952      4,535
Income tax expense (benefit):
 Current                                                                                             549        401         81
 Deferred                                                                                           (111)       533       (368)
                                                                                                 -------  ---------  ---------
Income tax expense (benefit)                                                                         438        934       (287)
                                                                                                 -------  ---------  ---------
Net income                                                                                         1,260      2,018      4,822
Less:
Net income attributable to noncontrolling interests                                                   --         --          1
                                                                                                 -------  ---------  ---------
Net income attributable to AGL                                                                   $ 1,260  $   2,018  $   4,821
                                                                                                 =======  =========  =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)


                                                                                                     Years Ended December 31,
                                                                                                  -----------------------------
(in millions)                                                                                       2015      2014       2013
-------------                                                                                     -------  ---------  ---------
                                                                                                            (Revised)  (Revised)
Net income                                                                                        $ 1,260  $   2,018  $   4,822
                                                                                                  -------  ---------  ---------
Other comprehensive income (loss), net of tax
 Change in unrealized appreciation (depreciation) of fixed maturity investments on which other-
   than-temporary credit impairments were recognized                                                 (225)        48        242
 Change in unrealized appreciation (depreciation) of all other investments                         (4,368)     3,900     (5,299)
 Adjustments to deferred policy acquisition costs, value of business acquired and deferred sales
   inducements                                                                                        442       (152)       542
 Change in unrealized insurance loss recognition                                                      551       (556)     1,325
 Change in foreign currency translation adjustments                                                    (2)        (5)        (3)
                                                                                                  -------  ---------  ---------
Other comprehensive income (loss)                                                                  (3,602)     3,235     (3,193)
                                                                                                  -------  ---------  ---------
Comprehensive income (loss)                                                                        (2,342)     5,253      1,629
Comprehensive income attributable to noncontrolling interests                                          --         --          1
                                                                                                  -------  ---------  ---------
Comprehensive income (loss) attributable to AGL                                                   $(2,342) $   5,253  $   1,628
                                                                                                  =======  =========  =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY


                                                                       Retained    Accumulated  Total AGL
                                                          Additional   Earnings       Other      Share-      Non-
                                         Preferred Common  Paid-in   (Accumulated Comprehensive holder's  controlling  Total
(in millions)                              Stock   Stock   Capital     Deficit)      Income      Equity    Interests   Equity
-------------                            --------- ------ ---------- ------------ ------------- --------- ----------- -------
Balance, January 1, 2013 (Revised)          $ 1     $ 6    $25,363     $(5,078)      $ 5,893     $26,185     $ 167    $26,352
                                            ---     ---    -------     -------       -------     -------     -----    -------
Net income attributable to AGL or other
 noncontrolling interests                    --      --         --       4,821            --       4,821         1      4,822
Other comprehensive loss                     --      --         --          --        (3,193)     (3,193)       --     (3,193)
Capital contributions from Parent            --      --        368          --            --         368        --        368
Return of capital                            --      --     (2,553)         --            --      (2,553)       --     (2,553)
Other                                        --      --        (15)          5            --         (10)       (4)       (14)
                                            ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2013 (Revised)        $ 1     $ 6    $23,163     $  (252)      $ 2,700     $25,618     $ 164    $25,782
                                            ===     ===    =======     =======       =======     =======     =====    =======
Net income attributable to AGL or other
 noncontrolling interests                    --      --         --       2,018            --       2,018        --      2,018
Dividends                                    --      --         --      (1,548)           --      (1,548)       --     (1,548)
Other comprehensive income                   --      --         --          --         3,235       3,235        --      3,235
Capital contributions from Parent            --      --         58          --            --          58        --         58
Deconsolidation of VIEs                      --      --         --          --            --          --      (167)      (167)
Return of capital                            --      --     (4,707)         --            --      (4,707)       --     (4,707)
Other                                        --      --         --          --            --          --         3          3
                                            ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2014 (Revised)        $ 1     $ 6    $18,514     $   218       $ 5,935     $24,674     $  --    $24,674
                                            ===     ===    =======     =======       =======     =======     =====    =======
Net income attributable to AGL or other
 noncontrolling interests                    --      --         --       1,260            --       1,260        --      1,260
Dividends                                    --      --         --        (903)           --        (903)       --       (903)
Other comprehensive loss                     --      --         --          --        (3,602)     (3,602)       --     (3,602)
Capital contributions from Parent            --      --         32          --            --          32        --         32
Other                                        --      --         --          --            --          --        (3)        (3)
                                            ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2015                  $ 1     $ 6    $18,546     $   575       $ 2,333     $21,461     $  (3)   $21,458
                                            ===     ===    =======     =======       =======     =======     =====    =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS


                                                                                                Years Ended December 31,
                                                                                             ------------------------------
(in millions)                                                                                  2015       2014       2013
-------------                                                                                --------  ---------  ---------
                                                                                                        (Revised)  (Revised)
Cash flows from operating activities:
 Net income                                                                                  $  1,260  $   2,018  $   4,822
                                                                                             --------  ---------  ---------
 Adjustments to reconcile net income to net cash provided by operating activities:
   Interest credited to policyholder account balances                                           2,178      2,234      2,257
   Amortization of deferred policy acquisition costs                                              787        658        586
   Fees charged for policyholder contract deposits                                             (1,203)    (1,172)      (946)
   Net realized capital losses (gains)                                                             78         74     (2,082)
   Unrealized losses (gains) in earnings, net                                                      25       (280)       153
   Equity in income of partnerships and other invested assets                                     (32)      (459)      (141)
   Accretion of net premium/discount on investments                                              (710)      (760)      (631)
   Capitalized interest                                                                           (59)       (82)      (531)
   Provision for deferred income taxes                                                           (111)       533       (368)
 Changes in operating assets and liabilities:
   Accrued investment income                                                                      (13)        32         43
   Amounts due to/from related parties                                                             62        473        533
   Reinsurance assets                                                                             (49)        58         83
   Deferred policy acquisition costs                                                             (983)      (875)      (790)
   Current income tax receivable/payable                                                          448        200         24
   Future policy benefits and other policyholder funds                                          1,193        675      1,537
   Other, net                                                                                    (220)        64       (112)
                                                                                             --------  ---------  ---------
 Total adjustments                                                                              1,391      1,373       (385)
                                                                                             --------  ---------  ---------
Net cash provided by operating activities                                                       2,651      3,391      4,437
                                                                                             ========  =========  =========
Cash flows from investing activities:
Proceeds from (payments for)
 Sales or distribution of:
   Available for sale investments                                                               7,514      5,852     22,532
   Other investments, excluding short-term investments                                          2,670      1,310        671
 Redemption and maturities of fixed maturity securities available for sale                      7,837      7,833      9,093
 Principal payments received on sales and maturities of mortgage and other loans receivable     2,094      1,747      1,411
 Redemption and maturities of other investments, excluding short-term investments                 196        178        178
 Purchase of:
   Available for sale investments                                                             (17,431)   (13,290)   (30,112)
   Mortgage and other loans receivable                                                         (4,932)    (3,572)    (1,899)
   Other investments, excluding short-term investments                                         (2,442)      (930)    (2,396)
 Net change in restricted cash                                                                    392       (213)      (111)
 Net change in short-term investments                                                            (469)     2,515        884
 Other, net                                                                                      (179)        46          7
                                                                                             --------  ---------  ---------
Net cash provided by (used in) investing activities                                            (4,750)     1,476        258
                                                                                             ========  =========  =========
Cash flows from financing activities:
 Policyholder contract deposits                                                                10,208      9,524      7,334
 Policyholder contract withdrawals                                                             (7,112)    (7,006)    (9,018)
 Net exchanges to/from separate accounts                                                       (1,239)    (1,525)    (1,291)
 Change in repurchase agreements                                                                  281        225         --
 Repayment of notes payable                                                                      (221)        --       (259)
 Issuance of notes payable                                                                        100        494        230
 Change in securities lending payable                                                             962     (2,514)     1,048
 Dividends and return of capital paid to Parent Company, net of cash contributions               (824)    (4,017)    (2,532)
 Other, net                                                                                        (2)        21       (228)
                                                                                             --------  ---------  ---------
Net cash provided by (used in) financing activities                                             2,153     (4,798)    (4,716)
                                                                                             ========  =========  =========
Net increase (decrease) in cash                                                                    54         69        (21)
Cash at beginning of year                                                                         263        194        215
                                                                                             --------  ---------  ---------
Cash at end of year                                                                          $    317  $     263  $     194
                                                                                             ========  =========  =========
Supplementary Disclosure of Consolidated Cash Flow Information
Cash paid during the period for:
 Interest                                                                                    $      9  $       7  $      32
 Taxes                                                                                             91        194        161
Non-cash investing/financing activities:
 Sales inducements credited to policyholder contract deposits                                      13         20         39
 Non-cash dividends                                                                               237      2,238         --
 Settlement of non-cash dividends payable                                                       1,292         --         --
 Non-cash contributions from Parent                                                                32         58        348

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. BASIS OF PRESENTATION

American General Life Insurance Company, including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "AGL," "the Company," "we," "us" or "our" mean American General Life Insurance Company and its consolidated entities, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We are a leading provider of individual term and universal life insurance solutions to middle-income and high net worth customers, as well as a leading provider of fixed and variable annuities. Our primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts (GICs) and funding agreements, stable value wrap products and group benefits. We distribute our products through independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants, and direct-to-consumer through AIG Direct. We also provide support services to certain affiliated insurance companies through our subsidiaries, AIG Enterprise Services LLC (AIGES) and SunAmerica Asset Management LLC (SAAMCo).

SAAMCo and its wholly owned distributor, AIG Capital Services, Inc. (AIGCS), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. (SFS), represent our asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds and variable subaccounts offered within our variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting right and voting interests), and variable interest entities (VIEs) for which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Revision of Prior Period Consolidated Financial Statements

The Consolidated Balance Sheet at December 31, 2014 and the Consolidated Statements of Income, Comprehensive Income (Loss), Equity and Cash Flows for each of the years ended December 31, 2014 and 2013 have been revised to correct the following:

    . Increase deferred tax assets by $219 million at December 31, 2014 and reduce deferred tax expense in 2014 by the same amount, related to the treatment of certain capital loss carryovers;

    . Increase retained earnings at January 1, 2013 in the Consolidated Statements of Equity to record a reduction in deferred tax valuation allowance related to the tax treatment of deferred losses recognized in 2008 to 2012 from the sale of bonds to affiliates in 2008, which had previously been reflected as a $206 million out-of-period increase to 2013 net income and comprehensive income;

    . Revise amounts in the Consolidated Balance Sheet as of December 31, 2014 to correct the consolidation treatment of certain investments;

    . Revise the valuation of certain future policy benefits, DAC and embedded derivative liabilities within policyholder contract deposits;

    . Adjustments to net investment income related to certain investments for which the fair value option has been elected, and adjustments to other financial statement line items to correct various other less significant items.

After evaluating the quantitative and qualitative aspects of these corrections, they were not considered to be material, individually or in aggregate, to the previously issued consolidated financial statements. The net effects on the consolidated financial statements for the respective periods resulting from these revisions were as follows:

                                                                                     As
                                                                                 Previously Effect of
(in millions)                                                                     Reported   Change   As Revised
-------------                                                                    ---------- --------- ----------
Consolidated Balance Sheet at December 31, 2014:
Assets:
   Mortgage and other loans receivable, net of allowance                          $ 11,812    $  99    $ 11,911
   Other invested assets                                                             7,082     (188)      6,894
   Cash                                                                                277      (14)        263
   Deferred policy acquisition costs                                                 5,643       18       5,661
   Current income tax receivable                                                       547       14         561
   Other assets                                                                      2,330     (134)      2,196
   Total assets                                                                    178,744     (205)    178,539
Liabilities:
   Future policy benefits for life and accident and health insurance contracts      30,854       (7)     30,847
   Policyholder contract deposits                                                   72,898        5      72,903
   Other policyholder funds                                                          2,079      (10)      2,069
   Deferred income tax liabilities                                                     255     (220)         35
   Notes payable--to third parties, net                                                627      (10)        617
   Amounts due to related parties                                                    1,745      (36)      1,709
   Other liabilities                                                                 3,908     (154)      3,754
   Total liabilities                                                               154,297     (432)    153,865
Shareholder's equity:
   Retained earnings                                                                    --      218         218
   Accumulated other comprehensive income                                            5,926        9       5,935
   Total shareholder's equity                                                       24,447      227      24,674
   Total shareholder's equity attributable to AGL                                   24,447      227      24,674
   Total liabilities and equity                                                    178,744     (205)    178,539
Consolidated Statement of Income for the year ended December 31, 2014:
   Policy fees                                                                       1,976        9       1,985
   Net investment income                                                             6,942      (17)      6,925
   Other realized capital gains                                                         37       (7)         30
   Total net realized capital losses                                                   (67)      (7)        (74)
   Total revenues                                                                   13,097      (15)     13,082
   Policyholder benefits                                                             4,228       (4)      4,224
   Interest credited to policyholder account balances                                2,210       24       2,234
   Amortization of deferred policy acquisition costs                                   623       35         658
   General operating and other expenses                                              3,023       (9)      3,014
   Total benefits and expenses                                                      10,084       46      10,130
   Income before income tax expense (benefit)                                        3,013      (61)      2,952
   Income tax expense (benefit):
       Deferred                                                                        727     (194)        533
   Income tax expense                                                                1,128     (194)        934
   Net income                                                                        1,885      133       2,018
   Net income attributable to AGL                                                    1,885      133       2,018

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                          As
                                                                                      Previously Effect of
(in millions)                                                                          Reported   Change   As Revised
-------------                                                                         ---------- --------- ----------
Consolidated Statement of Comprehensive Income for the year ended December 31, 2014:
   Net income                                                                          $ 1,885     $ 133    $ 2,018
   Change in unrealized appreciation of all other investments                            3,866        34      3,900
   Change in foreign currency translation adjustments                                      (11)        6         (5)
   Other comprehensive income                                                            3,195        40      3,235
   Comprehensive income                                                                  5,080       173      5,253
   Comprehensive income attributable to AGL                                              5,080       173      5,253
Consolidated Statement of Equity for the year ended December 31, 2014:
   Retained earnings (accumulated deficit):
       Beginning accumulated deficit                                                      (337)       85       (252)
       Net income attributable to AGL                                                    1,885       133      2,018
       Ending retained earnings                                                             --       218        218
   Accumulated other comprehensive income:
       Beginning accumulated other comprehensive income                                  2,731       (31)     2,700
       Other comprehensive income                                                        3,195        40      3,235
       Ending accumulated other comprehensive income                                     5,926         9      5,935
Consolidated Statement of Cash Flows for the year ended December 31, 2014
   Cash flows from operating activities:
       Net income                                                                        1,885       133      2,018
       Interest credited to policyholder account balances                                2,210        24      2,234
       Amortization of deferred policy acquisition costs                                   623        35        658
       Fees charged for policyholder contract deposits                                  (1,163)       (9)    (1,172)
       Net realized capital losses                                                          67         7         74
       Equity in income of partnerships and other invested assets                         (476)       17       (459)
       Provision for deferred income taxes                                                 727      (194)       533
       Changes in operating assets and liabilities:
          Future policy benefits and other policyholder funds                              679        (4)       675
          Other, net                                                                        69        (5)        64
       Net cash provided by operating activities                                         3,387         4      3,391
   Cash flows from investing activities:
       Proceeds from sales or distribution of other investments, excluding
         short-term investments                                                          1,320       (10)     1,310
       Net cash provided by investing activities                                         1,486       (10)     1,476
   Net increase in cash                                                                     75        (6)        69
   Cash at beginning of year                                                               202        (8)       194
   Cash at end of year                                                                     277       (14)       263
Consolidated Statement of Income for the year ended December 31, 2013:
   Net investment income                                                                 6,692        17      6,709
   Other realized capital gains                                                          2,092        65      2,157
   Total net realized capital gains                                                      2,017        65      2,082
   Total revenues                                                                       15,136        82     15,218
   Policyholder benefits                                                                 4,864        10      4,874
   Interest credited to policyholder account balances                                    2,277       (20)     2,257
   Amortization of deferred policy acquisition costs                                       535        51        586
   Total benefits and expenses                                                          10,642        41     10,683
   Income before income tax expense (benefit)                                            4,494        41      4,535
   Income tax expense (benefit):
       Current                                                                              95       (14)        81
       Deferred                                                                           (543)      175       (368)
   Income tax benefit                                                                     (448)      161       (287)
   Net income                                                                            4,942      (120)     4,822
   Net income attributable to AGL                                                        4,941      (120)     4,821
Consolidated Statement of Comprehensive Income for the year ended December 31, 2013:
   Net income                                                                            4,942      (120)     4,822
   Change in unrealized appreciation of all other investments                           (5,265)      (34)    (5,299)
   Change in foreign currency translation adjustments                                       (6)        3         (3)
   Other comprehensive loss                                                             (3,162)      (31)    (3,193)
   Comprehensive income                                                                  1,780      (151)     1,629
   Comprehensive income attributable to AGL                                              1,779      (151)     1,628

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                               As
                                                                           Previously Effect of
(in millions)                                                               Reported   Change   As Revised
-------------                                                              ---------- --------- ----------
Consolidated Statement of Equity for the year ended December 31, 2013:
   Accumulated deficit:
       Beginning accumulated deficit                                        $(5,283)    $ 205    $(5,078)
       Net income attributable to AGL                                         4,941      (120)     4,821
       Ending accumulated deficit                                              (337)       85       (252)
   Accumulated other comprehensive income:
       Other comprehensive loss                                              (3,162)      (31)    (3,193)
       Ending accumulated other comprehensive income                          2,731       (31)     2,700
Consolidated Statement of Cash Flows for the year ended December 31, 2013
   Cash flows from operating activities:
       Net income                                                             4,942      (120)     4,822
       Interest credited to policyholder account balances                     2,277       (20)     2,257
       Amortization of deferred policy acquisition costs                        535        51        586
       Net realized capital gains                                            (2,017)      (65)    (2,082)
       Equity in income of partnerships and other invested assets              (124)      (17)      (141)
       Provision for deferred income taxes                                     (543)      175       (368)
       Changes in operating assets and liabilities:
          Current income tax receivable/payable                                  38       (14)        24
          Future policy benefits and other policyholder funds                 1,527        10      1,537
          Other, net                                                            (93)      (19)      (112)
   Net cash provided by operating activities                                  4,456       (19)     4,437
   Cash flows from investing activities:
       Proceeds from sales or distribution of other investments,
         excluding short-term investments                                       655        16        671
       Net cash provided by investing activities                                242        16        258
   Net decrease in cash                                                         (18)       (3)       (21)
   Cash at beginning of year                                                    220        (5)       215
   Cash at end of year                                                          202        (8)       194

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

.. income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..  reinsurance assets;

.. valuation of future policy benefit liabilities and timing and extent of loss recognition;

.. valuation of liabilities for guaranteed benefit features of variable annuity products;

..  estimated gross profits (EGP) to value deferred policy acquisition costs
   (DAC) for investment-oriented products;

.. impairment charges, including other-than-temporary impairments on available for sale securities and impairment on other invested assets;

..  liability for legal contingencies; and

..  fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:

                Note 4.   Investments
                              .  Fixed maturity and equity
                                 securities
                              .  Other invested assets
                              .  Short-term investments
                              .  Net investment income
                              .  Net realized capital gains
                                 (losses)
                              .  Other-than-temporary
                                 impairments
                Note 5.   Lending Activities
                              .  Mortgage and other loans
                                 receivable - net of allowance
                Note 6.   Reinsurance
                              .  Reinsurance assets, net of
                                 allowance
                Note 7.   Derivatives and Hedge Accounting
                              .  Derivative assets and
                                 liabilities, at fair value
                Note 8. Deferred Policy Acquisition Costs and Deferred Sales Inducements
                              .  Deferred policy acquisition
                                 costs
                              .  Amortization of deferred
                                 policy acquisition costs
                              .  Deferred sales inducements
                Note 10.  Insurance Liabilities
                              .  Future policy benefits
                              .  Policyholder contract deposits
                              .  Other policyholder funds
                Note 11.  Variable Life and Annuity Contracts
                Note 12.  Debt
                              .  Long-term debt
                Note 13.  Commitments and Contingencies
                              .  Legal contingencies
                Note 17.  Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Consolidated Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums include the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for cost of insurance or mortality and expense charges, policy administration charges, surrender charges and amortization of unearned revenue reserves. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate us for services to be provided in the future. Fees deferred as unearned revenue are amortized in relation to the incidence of EGP to be realized over the estimated lives of the contracts, similar to DAC.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other income primarily includes advisory fees and commissions from the broker dealer business, ceded commission and expense allowances and income from legal settlements.

Cash represents cash on hand and non-interest bearing demand deposits.

Short-term investments consist of interest-bearing cash equivalents, time deposits, securities purchased under agreements to resell, and investments, such as commercial paper, with original maturities within one year from the date of purchase.

Premiums and other receivables - net of allowance include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.

Other assets consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs, deferred sales inducements, restricted cash and freestanding derivative assets.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds. For a more detailed discussion of separate accounts, see Note 11.

Other liabilities include other funds on deposit, other payables, securities sold under agreements to repurchase and freestanding derivative liabilities.

Accounting Standards Adopted During 2015

Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure

In January 2014, the Financial Accounting Standards Board (FASB) issued an accounting standard that clarifies that a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, so that the loan is derecognized and the real estate property is recognized, when either (i) the creditor obtains legal title to the residential real estate property upon completion of a foreclosure or (ii) the borrower conveys all interest in the residential real estate property to the creditor to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar legal agreement.

We adopted the standard on its required effective date of January 1, 2015. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures

In June 2014, the FASB issued an accounting standard that changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements. It also requires additional disclosures about repurchase agreements and other similar transactions. The standard aligns the accounting for repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings with the accounting for other typical repurchase agreements such that they all will be accounted for as secured borrowings. The standard eliminates sale accounting for repurchase-to-maturity transactions and supersedes the standard under which a transfer of a financial asset and a contemporaneous repurchase financing could be accounted for on a combined basis as a forward agreement.

We adopted the standard on its required effective date of January 1, 2015 on a prospective basis. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Future Application of Accounting Standards

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities.

The standard is effective for interim and annual reporting periods beginning after December 15, 2017 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is permitted only as of annual periods beginning after December 15, 2016, including interim periods within that reporting period. We plan to adopt the standard on its required effective date of January 1, 2018 and are assessing the impact of the standard on our consolidated financial condition, results of operations and cash flows.

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity

In August 2014, the FASB issued an accounting standard that allows a reporting entity to measure the financial assets and financial liabilities of a qualifying consolidated collateralized financing entity using the fair value of either its financial assets or financial liabilities, whichever is more observable.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our consolidated financial condition, results of operations and cash flows.

Consolidation: Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our consolidated financial condition, results of operations and cash flows.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an accounting standard that affects the recognition, measurement, presentation, and disclosure of financial instruments. Specifically, under the new standard, equity investments (other than those accounted for using the equity method of accounting or those subject to consolidation) will be measured at fair value with changes in fair value recognized in earnings. Also, for those financial liabilities for which fair value option accounting has been elected, the new standard requires changes in fair value due to instrument-specific credit risk to be presented separately in other comprehensive income. The standard updates certain fair value disclosure requirements for financial instruments carried at amortized cost.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The standard is effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption of certain provisions is permitted. We are assessing the impact of the standard on our consolidated financial condition, results of operations and cash flows.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

.. Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

.. Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

.. Our Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap
   (CDS) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash techniques that incorporate current market interest rates. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the counterparty at the balance sheet date. For a description of how we incorporate our own credit risk in the valuation of embedded derivatives related to certain annuity and life insurance products, see Embedded Derivatives within Policyholder Contract Deposits, below.

.. Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Inter-Bank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market- observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Short-term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Derivatives within Policyholder Contract Deposits

Certain variable annuity and equity-index annuity and life contracts contain embedded policy derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within policyholder contract deposits. We have concluded these contracts contain either (i) a written option that guarantees a minimum accumulation value at maturity, (ii) a written option that guarantees annual withdrawals regardless of underlying market performance for a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives and must be bifurcated.

The fair value of embedded policy derivatives contained in certain variable annuity and equity-index annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the embedded derivative may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant's estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Because of the dynamic and complex nature of the projected cash flows with respect to embedded derivatives in our variable annuity contracts, risk-neutral valuations are used which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded policy derivatives and related fees are classified in net realized gains (losses) as earned, consistent with other changes in the fair value of these embedded policy derivatives. Any portion of the fees not attributed to the embedded derivative are excluded from the fair value measurement and classified in policy fees as earned.

With respect to embedded policy derivatives in our equity-indexed annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions.

Projected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and equity-indexed annuity and life contracts. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of these embedded derivatives. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate our claims-paying ability rating.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for certain tranches of their structured securities, which are included in notes payable - to affiliates, net. The fair value of the structured securities is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads are adjusted to include a spread premium to compensate for the complexity and perceived illiquidity of the structured securities. The spread premiums were derived on the respective issuance dates of the structured securities, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2015                                                                Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3   Netting*   Collateral   Total
-----------------                                        ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   376 $    --    $  --       $  --    $    376
   Obligations of states, municipalities and political
     subdivisions                                             --   2,320     993       --          --       3,313
   Non-U.S. governments                                       --   2,637      --       --          --       2,637
   Corporate debt                                             --  66,236     733       --          --      66,969
   RMBS                                                       --   7,439   7,233       --          --      14,672
   CMBS                                                       --   3,704   1,194       --          --       4,898
   CDO/ABS                                                    --   2,070   4,151       --          --       6,221
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  84,782  14,304       --          --      99,086
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   Non-U.S. governments                                       --      39      --       --          --          39
   Corporate debt                                             --   1,375      --       --          --       1,375
   RMBS                                                       --     134     727       --          --         861
   CMBS                                                       --     133      60       --          --         193
   CDO/ABS                                                    --      31   1,046       --          --       1,077
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,712   1,833       --          --       3,545
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                3      --      --       --          --           3
   Preferred stock                                            15      --      --       --          --          15
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    18      --      --       --          --          18
                                                         ------- ------- -------    -----       -----    --------
Other invested assets                                          2   1,457   1,225       --          --       2,684
Short-term investments                                       503   1,122      --       --          --       1,625
Other assets - Investment in AIG                               7      --      --       --          --           7
Derivative assets:
   Interest rate contracts                                    --     908      --       --          --         908
   Foreign exchange contracts                                 --     418      --       --          --         418
   Equity contracts                                           50      24      53       --          --         127
   Other contracts                                            --      --      13       --          --          13
   Counterparty netting and cash collateral                   --      --      --     (273)       (298)       (571)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                       50   1,350      66     (273)       (298)        895
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   39,773   2,121      --       --          --      41,894
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $40,353 $92,544 $17,428    $(273)      $(298)   $149,754
                                                         ------- ------- -------    -----       -----    --------
Liabilities:
Policyholder contract deposits                           $    -- $   109 $ 1,995    $  --       $  --    $  2,104
Notes payable - to affiliates, net                            --      --     474       --          --         474
Derivative liabilities:
   Interest rate contracts                                    --     267      --       --          --         267
   Foreign exchange contracts                                 --     397      --       --          --         397
   Other contracts                                            --      --       8       --          --           8
   Counterparty netting and cash collateral                   --      --      --     (273)        (36)       (309)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  --     664       8     (273)        (36)        363
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    -- $   773 $ 2,477    $(273)      $ (36)   $  2,941
                                                         ------- ------- -------    -----       -----    --------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Revised)                                                      Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3   Netting*   Collateral   Total
---------------------------                              ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   395 $    --    $  --       $  --    $    395
   Obligations of states, municipalities and political
     subdivisions                                             --   2,068     951       --          --       3,019
   Non-U.S. governments                                       --   2,887      --       --          --       2,887
   Corporate debt                                             --  69,416     959       --          --      70,375
   RMBS                                                       --   8,218   7,240       --          --      15,458
   CMBS                                                       --   3,411   1,294       --          --       4,705
   CDO/ABS                                                    --   2,329   3,575       --          --       5,904
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  88,724  14,019       --          --     102,743
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   U.S. government and government sponsored entities          --   1,135      --       --          --       1,135
   RMBS                                                       --     109     275       --          --         384
   CMBS                                                       --     105      48       --          --         153
   CDO/ABS                                                    --      31   1,231       --          --       1,262
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,380   1,554       --          --       2,934
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                4       2       1       --          --           7
   Preferred stock                                            19      --      --       --          --          19
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    23       2       1       --          --          26
                                                         ------- ------- -------    -----       -----    --------
Other invested assets                                          2   1,372   1,802       --          --       3,176
Short-term investments                                       298     260      --       --          --         558
Other assets - Investment in AIG                               6      --      --       --          --           6
Derivative assets:
   Interest rate contracts                                     2     568      --       --          --         570
   Foreign exchange contracts                                 --     523      --       --          --         523
   Equity contracts                                           53       4      51       --          --         108
   Other contracts                                            --      --      13       --          --          13
   Counterparty netting and cash collateral                   --      --      --     (198)       (287)       (485)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                       55   1,095      64     (198)       (287)        729
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   38,369   2,258      --       --          --      40,627
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $38,753 $95,091 $17,440    $(198)      $(287)   $150,799
                                                         ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits                           $    -- $   125 $ 1,226    $  --       $  --    $  1,351
Notes payable - to affiliates, net                            --      --     514       --          --         514
Derivative liabilities:
   Interest rate contracts                                    --     224      --       --          --         224
   Foreign exchange contracts                                 --     439      --       --          --         439
   Other contracts                                            --      --       7       --          --           7
   Counterparty netting and cash collateral                   --      --      --     (198)        (14)       (212)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  --     663       7     (198)        (14)        458
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    -- $   788 $ 1,747    $(198)      $ (14)   $  2,323
                                                         ======= ======= =======    =====       =====    ========

* Represents netting of derivative exposures covered by qualifying master netting agreements.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. We had no significant transfers between Level 1 and Level 2 during 2015. In 2014, we transferred $13 million of preferred stock from Level 2 to Level 1 and had no significant transfers from Level 1 to Level 2.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during 2015 and 2014 in Level 3 assets (liabilities) measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets (liabilities) in the Consolidated Balance Sheets at December 31, 2015 and 2014:

                                                                                                                  Changes in
                                              Net                                                                 Unrealized
                                           Realized                                                                 Gains
                                              and                    Purchases,                                    (Losses)
                                          Unrealized                   Sales,                                    Included in
                                             Gains                   Issuances                                    Income on
                               Fair Value  (Losses)       Other         and        Gross     Gross   Fair Value  Instruments
                               Beginning  Included in Comprehensive Settlements, Transfers Transfers   End of   Held at End of
(in millions)                   of Year     Income    Income (Loss)     Net         In        Out       Year         Year
-------------                  ---------- ----------- ------------- ------------ --------- --------- ---------- --------------
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   951      $  (1)       $ (78)       $ 191      $   --    $   (70)  $   993        $ --
   Corporate debt                   959         10          (59)         (94)        735       (818)      733          --
   RMBS                           7,240        443         (206)        (244)         --         --     7,233          --
   CMBS                           1,294         68          (79)          45          --       (134)    1,194          --
   CDO/ABS                        3,575         84          (82)         593           7        (26)    4,151          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total bonds available for sale   14,019        604         (504)         491         742     (1,048)   14,304          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Other bond securities:
   RMBS                             275         20           --          432          --         --       727          10
   CMBS                              48         (1)          --            9           4         --        60          (1)
   CDO/ABS                        1,231        (24)          --         (161)         --         --     1,046         (55)
                                -------      -----        -----        -----      ------    -------   -------        ----
Total other bond securities       1,554         (5)          --          280           4         --     1,833         (46)
                                -------      -----        -----        -----      ------    -------   -------        ----
Equity securities available
  for sale:
   Common stock                       1         --           --           (1)         --         --        --          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total equity securities
  available for sale                  1         --           --           (1)         --         --        --          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Other invested assets             1,802         94         (271)        (263)         17       (154)    1,225          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total                           $17,376      $ 693        $(775)       $ 507      $  763    $(1,202)  $17,362        $(46)
                                =======      =====        =====        =====      ======    =======   =======        ====
Liabilities:
Policyholder contract deposits  $(1,226)     $(336)       $  --        $(433)     $   --    $    --   $(1,995)       $ --
Notes payable - to
  affiliates, net                  (514)        18           --           22          --         --      (474)         --
Derivative assets, net:
   Equity contracts                  51         (5)          --            7          --         --        53           6
   Other contracts                    6         68           --          (69)         --         --         5          11
                                -------      -----        -----        -----      ------    -------   -------        ----
Total derivative assets, net*        57         63           --          (62)         --         --        58          17
                                -------      -----        -----        -----      ------    -------   -------        ----
Total                           $(1,683)     $(255)       $  --        $(473)     $   --    $    --   $(2,411)       $ 17
                                =======      =====        =====        =====      ======    =======   =======        ====
December 31, 2014 (Revised)
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   754      $  (1)       $ 171        $ 183      $   --    $  (156)  $   951        $ --
   Corporate debt                   724          3           35         (236)        720       (287)      959          --
   RMBS                           6,587        422           78          197          11        (55)    7,240          --
   CMBS                           2,448         94           63          (69)         31     (1,273)    1,294          --
   CDO/ABS                        3,405         79           (2)         602         998     (1,507)    3,575          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total bonds available for sale   13,918        597          345          677       1,760     (3,278)   14,019          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Other bond securities:
   RMBS                             213         15           --           47          --         --       275          11
   CMBS                             126         (2)          --           (1)         --        (75)       48           1
   CDO/ABS                        1,031         56           --          144          --         --     1,231          29
                                -------      -----        -----        -----      ------    -------   -------        ----
Total other bond securities       1,370         69           --          190          --        (75)    1,554          41
                                -------      -----        -----        -----      ------    -------   -------        ----
   Common stock                      --         --           --           --           1         --         1          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total equity securities
  available for sale                 --         --           --           --           1         --         1          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Other invested assets             2,310         20          (36)        (132)         49       (409)    1,802          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total                           $17,598      $ 686        $ 309        $ 735      $1,810    $(3,762)  $17,376        $ 41
                                =======      =====        =====        =====      ======    =======   =======        ====
Liabilities:
Policyholder contract deposits  $  (231)     $(944)       $  --        $ (51)     $   --    $    --   $(1,226)       $ --
Notes payable - to
  affiliates, net                  (211)       (13)          --         (290)         --         --      (514)         --
Derivative assets, net:
   Interest rate contracts            6          1           --           (7)         --         --        --          --
   Equity contracts                  47         14           --          (10)         --         --        51           9
   Other contracts                   10         58           --          (62)         --         --         6          56
                                -------      -----        -----        -----      ------    -------   -------        ----
Total derivative assets, net*        63         73           --          (79)         --         --        57          65
                                -------      -----        -----        -----      ------    -------   -------        ----
Total                           $  (379)     $(884)       $  --        $(420)     $   --    $    --   $(1,683)       $ 65
                                =======      =====        =====        =====      ======    =======   =======        ====

* Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Consolidated Statements of Income as follows:

                                                            Net
                                                          Realized
                                                  Net     Capital
                                        Policy Investment  Gains   Other
(in millions)                            Fees    Income   (Losses) Income Total
-------------                           ------ ---------- -------- ------ -----
December 31, 2015
   Bonds available for sale              $--      $620     $ (16)   $ --  $ 604
   Other bond securities                  --        (3)       (2)     --     (5)
   Other invested assets                  --        36        58      --     94
   Policyholder contract deposits         --        --      (336)     --   (336)
   Notes payable - to affiliates, net     --        --        18      --     18
   Derivative assets, net                 68        --        (5)     --     63
                                         ---      ----     -----    ----  -----
December 31, 2014 (Revised)
   Bonds available for sale              $--      $610     $ (13)   $ --  $ 597
   Other bond securities                  --        69        --      --     69
   Other invested assets                  --        32       (12)     --     20
   Policyholder contract deposits         --        --      (944)     --   (944)
   Notes payable - to affiliates, net     --        --        --     (13)   (13)
   Derivative assets, net                 62        --        11      --     73

The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                                                              Purchases,
                                                                                                                Sales,
                                                                                                              Issuances
                                                                                                                 and
                                                                                                             Settlements,
(in millions)                                                         Purchases Sales  Issuances Settlements     Net
-------------                                                         --------- -----  --------- ----------- ------------
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  191   $  --     $--      $    --      $ 191
   Corporate debt                                                          90      (3)     --         (181)       (94)
   RMBS                                                                 1,104    (128)     --       (1,220)      (244)
   CMBS                                                                    93     (22)     --          (26)        45
   CDO/ABS                                                              1,422     (50)     --         (779)       593
                                                                       ------   -----     ---      -------      -----
Total bonds available for sale                                          2,900    (203)     --       (2,206)       491
                                                                       ------   -----     ---      -------      -----
Other bond securities:
   RMBS                                                                   498      --      --          (66)       432
   CMBS                                                                    23      --      --          (14)         9
   CDO/ABS                                                                 --     (65)     --          (96)      (161)
                                                                       ------   -----     ---      -------      -----
Total other bond securities                                               521     (65)     --         (176)       280
                                                                       ------   -----     ---      -------      -----
Equity securities available for sale:
   Common stock                                                            --      --      --           (1)        (1)
                                                                       ------   -----     ---      -------      -----
Total equity securities available for sale                                 --      --      --           (1)        (1)
                                                                       ------   -----     ---      -------      -----
Other invested assets                                                     266    (316)     --         (213)      (263)
                                                                       ------   -----     ---      -------      -----
Total assets                                                           $3,687   $(584)    $--      $(2,596)     $ 507
                                                                       ======   =====     ===      =======      =====
Liabilities:
Policyholder contract deposits                                         $   --   $(439)    $--      $     6      $(433)
Notes payable - to affiliates, net                                         --      --      --           22         22
Derivative assets, net:
   Equity contracts                                                        19      --      --          (12)         7
   Other contracts                                                         --      --      --          (69)       (69)
                                                                       ------   -----     ---      -------      -----
Total derivative assets, net                                               19      --      --          (81)       (62)
                                                                       ------   -----     ---      -------      -----
Total liabilities                                                      $   19   $(439)    $--      $   (53)     $(473)
                                                                       ======   =====     ===      =======      =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                              Purchases,
                                                                                                                Sales,
                                                                                                             Issuances and
                                                                                                             Settlements,
(in millions)                                                         Purchases Sales  Issuances Settlements      Net
-------------                                                         --------- -----  --------- ----------- -------------
December 31, 2014 (Revised)
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  189   $  (4)   $  --     $    (2)      $ 183
   Corporate debt                                                          53      (3)      --        (286)       (236)
   RMBS                                                                 1,350    (105)      --      (1,048)        197
   CMBS                                                                   146    (100)      --        (115)        (69)
   CDO/ABS                                                              1,709     (38)      --      (1,069)        602
                                                                       ------   -----    -----     -------       -----
Total bonds available for sale                                          3,447    (250)      --      (2,520)        677
                                                                       ------   -----    -----     -------       -----
Other bond securities:
   RMBS                                                                    66      --       --         (19)         47
   CMBS                                                                    --      (5)      --           4          (1)
   CDO/ABS                                                                 --      --       --         144         144
                                                                       ------   -----    -----     -------       -----
Total other bond securities                                                66      (5)      --         129         190
                                                                       ------   -----    -----     -------       -----
Other invested assets                                                     242      --       --        (374)       (132)
                                                                       ------   -----    -----     -------       -----
Total assets                                                           $3,755   $(255)   $  --     $(2,765)      $ 735
                                                                       ======   =====    =====     =======       =====
Liabilities:
Policyholder contract deposits                                         $   --   $(173)   $  --     $   122       $ (51)
Notes payable - to affiliates, net                                         --      --     (290)         --        (290)
Derivative assets, net:
   Interest rate contracts                                                 --      --       --          (7)         (7)
   Equity contracts                                                        --      --       --         (10)        (10)
   Other contracts                                                         --      --       --         (62)        (62)
                                                                       ------   -----    -----     -------       -----
Total derivative assets, net                                               --      --       --         (79)        (79)
                                                                       ------   -----    -----     -------       -----
Total liabilities                                                      $   --   $(173)   $(290)    $    43       $(420)
                                                                       ======   =====    =====     =======       =====

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2015 and 2014 may include changes in fair value that were attributable to both observable inputs (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $5 million of net losses related to assets transferred into Level 3 in 2015 and includes $14 million of net losses related to assets transferred out of Level 3 in 2015. The net realized and unrealized gains (losses) included and excluded in income (loss) or other comprehensive income
(loss) related to 2014 Level 3 transfers were not significant.

Transfers of Level 3 Assets

During 2015 and 2014, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, CDO/ABS, and investments in hedge funds and private equity funds. Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types. Certain investments in hedge funds were transferred into Level 3 due to these investments now being carried at fair value and no longer being accounted for using the equity method of accounting due to a change in percentage ownership, or as a result of limited market activity due to fund-imposed redemption restrictions.

During 2015 and 2014, transfers out of Level 3 assets primarily included CMBS, CDO/ABS, RMBS, certain investments in municipal securities, private placement and other corporate debt, and investments in hedge funds. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and certain ABS out of

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market. The transfers of certain hedge fund investments out of Level 3 assets were primarily the result of easing of certain fund-imposed redemption restrictions.

Transfers of Level 3 Liabilities

There were no significant transfers of derivative or other liabilities into or out of Level 3 during 2015 or 2014.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                               Fair Value at
                               December 31,
(in millions)                      2015      Valuation Technique   Unobservable Input/(b)/   Range (Weighted Average)
-------------                  ------------- -------------------- -------------------------- ------------------------
Assets:
Obligations of states,
  municipalities and
  political subdivisions          $  966     Discounted cash flow                     Yield     4.31% - 5.11%(4.71%)
Corporate debt                       335     Discounted cash flow                     Yield     4.23% -11.00%(7.61%)
RMBS/(a)/                          7,664     Discounted cash flow  Constant prepayment rate     1.01% - 9.08%(5.04%)
                                                                              Loss severity  49.30% - 79.54%(64.42%)
                                                                      Constant default rate     3.86% - 9.35%(6.60%)
                                                                                      Yield     3.44% - 6.06%(4.75%)
CMBS                               1,136     Discounted cash flow                     Yield    0.78% - 10.56%(5.67%)
CDO/ABS/(a)/                       1,279     Discounted cash flow                     Yield     3.38% - 4.94%(4.16%)
---------------------------------------------------------------------------------------------------------------------
Liabilities:
Embedded derivatives within
  Policyholder contract
  deposits:
   GMWB and GMAB                  $1,031     Discounted cash flow         Equity volatility          15.00% - 50.00%
                                                                            Base lapse rate           1.00% - 17.00%
                                                                         Dynamic lapse rate           0.20% - 25.50%
                                                                  Mortality multiplier/(c)/         82.52% - 104.27%
                                                                           Utilization rate           0.00% - 45.00%
                                                                     Equity / interest-rate
                                                                           correlation/(d)/          20.00% - 40.00%
   Index annuities                   624     Discounted cash flow                Lapse rate           0.75% - 66.00%
                                                                  Mortality multiplier/(c)/          50.00% - 75.00%
   Indexed life                      325     Discounted cash flow         Equity volatility          13.25% - 22.00%
                                                                            Base lapse rate           2.00% - 19.00%
                                                                             Mortality rate           0.00% - 40.00%
---------------------------------------------------------------------------------------------------------------------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                       Fair Value at
                                       December 31,
(in millions)                              2014      Valuation Technique   Unobservable Input/(b)/   Range (Weighted Average)
-------------                          ------------- -------------------- -------------------------- ------------------------
Assets:
Obligations of states, municipalities
  and political subdivisions              $  923     Discounted cash flow                     Yield     3.96% - 4.61%(4.28%)
Corporate debt                               934     Discounted cash flow                     Yield        0% - 5.53%(2.80%)
RMBS/(a)/                                  7,295     Discounted cash flow  Constant prepayment rate     0.64% - 9.69%(5.16%)
                                                                                      Loss severity  47.82% - 79.71%(63.77%)
                                                                              Constant default rate     4.06% - 9.86%(6.96%)
                                                                                              Yield     3.22% - 6.46%(4.84%)
CMBS                                       1,280     Discounted cash flow                     Yield     0.13% - 9.61%(4.87%)
CDO/ABS/(a)/                               1,151     Discounted cash flow                     Yield     2.61% - 4.09%(3.35%)
-----------------------------------------------------------------------------------------------------------------------------
Liabilities (Revised):
Embedded derivatives within
  Policyholder contract deposits:
   GMWB and GMAB                          $  706     Discounted cash flow         Equity volatility           6.00% - 39.00%
                                                                                    Base lapse rate           1.00% - 40.00%
                                                                                 Dynamic lapse rate           0.20% - 60.00%
                                                                                     Mortality rate           0.10% - 35.00%
                                                                                   Utilization rate           0.50% - 30.00%
   Index annuities                           250     Discounted cash flow            Mortality rate           0.10% - 35.00%
                                                                                         Lapse rate           1.00% - 40.00%
   Indexed life                              255     Discounted cash flow Equity implied volatility          10.00% - 25.00%
                                                                                    Base lapse rate           2.00% - 19.00%
                                                                                     Mortality rate           0.00% - 20.00%
-----------------------------------------------------------------------------------------------------------------------------

(a)Information received from third-party valuation service providers. The ranges of the unobservable inputs for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us because there are other factors relevant to the fair values of specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(c)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for GMWB and GMAB, and the 1975-1980 Modified Basic table for index annuities.
(d)An equity / interest rate correlation factor was added to the valuation model in 2015.

The ranges of reported inputs for Corporate debt, RMBS, CMBS and CDO/ABS valued using a discounted cash flow technique consist of plus/minus one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these investments.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Obligations of States, Municipalities and Political Subdivisions

The significant unobservable input used in the fair value measurement of certain investments in obligations of states, municipalities and political subdivisions is yield. In general, increases in the yield would decrease the fair value of investments in obligations of states, municipalities and political subdivisions.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the security. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by independent third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates
(CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Embedded derivatives within Policyholder contract deposits

Embedded derivatives reported within policyholder contract deposits include guaranteed minimum withdrawal benefits (GMWB) and guaranteed minimum accumulation benefits (GMAB) within variable annuity products, and certain enhancements to interest crediting rates based on market indices within index annuities, indexed life and guaranteed investment contracts (GICs). For any given contract, assumptions for unobservable inputs vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. The following unobservable inputs are used for valuing embedded derivatives measured at fair value:

    . Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may either decrease or increase, depending on the relative changes in projected rider fees and projected benefit payments. In 2015, the calculations used to measure equity volatilities for the GMWB and GMAB were updated to provide greater emphasis on current expected market-based volatilities versus historical market volatilities. The implementation of this change reduced the fair value of the GMWB and GMAB liabilities, net of related adjustments to DAC, by approximately $125 million at December 31, 2015, which was offset by the addition of an equity / interest rate correlation factor to the valuation model in 2015, as described below. Long-term equity volatility and equity / interest rate correlation are both key inputs in our economic scenario modeling used to value the embedded derivatives.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


    . Equity / interest rate correlation estimates the relationship between changes in equity returns and interest rates in the economic scenario generator used to value our GMWB and GMAB embedded derivatives. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability. Prior to 2015, an assumption of zero correlation was used based on historical data that was mixed as to the direction of this correlation over a long period of time. In 2015, we added a positive correlation factor based on current market conditions and expected views of market participants. This change increased the GMWB and GMAB fair value liabilities, net of related adjustments to DAC, by approximately $127 million at December 31, 2015, which was largely offset by an update to equity volatility assumptions, as described above.

    . Base lapse rate assumptions are determined by company experience and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder's guaranteed value is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability, as fewer policyholders would persist to collect guaranteed withdrawal amounts, but in certain scenarios, increases in assumed lapse rates may increase the fair value of the liability.

    . Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the liability, while lower mortality rate assumptions will generally increase the fair value of the liability, because guaranteed payments will be made for a longer period of time.

    . Utilization rate assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract's withdrawal history and the age of the policyholder. Utilization rate assumptions are based on company experience, which includes partial withdrawal behavior. Increases in assumed utilization rates will generally increase the fair value of the liability.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share as a practical expedient to measure fair value.

                                                                        December 31, 2015           December 31, 2014
                                                                   --------------------------- ---------------------------
                                                                     Fair Value                  Fair Value
                                                                      Using Net                   Using Net
                                                                     Asset Value                 Asset Value
                                                                    Per Share (or   Unfunded    Per Share (or   Unfunded
(in millions)                   Investment Category Includes       its equivalent) Commitments its equivalent) Commitments
-------------               -------------------------------------- --------------- ----------- --------------- -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity investments
                            made as part of a transaction in
                            which assets of mature companies
                            are acquired from the current
                            shareholders, typically with the use
                            of financial leverage                      $  480         $117         $  983         $155
   Real Estate /            Investments in real estate properties
   Infrastructure           and infrastructure positions,
                            including power plants and other
                            energy generating facilities                   56           27            100            5
   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a
                            return through an eventual
                            realization event, such as an initial
                            public offering or sale of the
                            company                                        33            8             35            3
   Distressed               Securities of companies that are in
                            default, under bankruptcy protection,
                            or troubled                                    44           20             78           28
   Other                    Includes multi-strategy, mezzanine,
                            and other strategies                           23           11             11           35
                                                                       ------         ----         ------         ----
Total private equity funds                                                636          183          1,207          226
                                                                       ------         ----         ------         ----
Hedge funds:
   Event-driven             Securities of companies undergoing
                            material structural changes,
                            including mergers, acquisitions and
                            other reorganizations                         367           --            416           --
   Long-short               Securities that the manager believes
                            are undervalued, with corresponding
                            short positions to hedge market risk        1,130           25            951            1
   Distressed               Securities of companies that are in
                            default, under bankruptcy protection
                            or troubled                                   392            8            413            3
   Emerging markets         Investments in the financial markets
                            of developing countries                        30           --             56           --
   Other                    Includes multi-strategy and other
                            strategies                                     97           --            119           --
                                                                       ------         ----         ------         ----
Total hedge funds                                                       2,016           33          1,955            4
                                                                       ------         ----         ------         ----
Total                                                                  $2,652         $216         $3,162         $230
                                                                       ======         ====         ======         ====

Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above may be redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments are currently not redeemable, either in whole or in part, because such investments include various contractual restrictions. The majority of these contractual restrictions, which may have been put in place at a fund's inception or thereafter, have pre-defined end dates and are generally expected to be lifted by the end of 2016. The fund investments for which redemption is restricted only in part generally relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                          2015
------------                                                                          ----
Percentage of private equity fund investments with remaining lives of:
   Three years or less                                                                 87%
   Between four and six years                                                           2
   Between seven and 10 years                                                          11
                                                                                      ---
       Total                                                                          100%
                                                                                      ---
Percentage of hedge fund investments redeemable:
   Monthly                                                                              8%
   Quarterly                                                                           38
   Semi-annually                                                                        9
   Annually                                                                            45
                                                                                      ---
       Total                                                                          100%
                                                                                      ---
Percentage of hedge fund investments' fair value subject to contractual restrictions   40%
                                                                                      ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Refer to Note 7 for information related to embedded derivatives.

Additionally, we elect the fair value option for certain alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves. Refer to Note 4 for additional information.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, which are included in notes payable - to affiliates, net. Refer to Notes 9 and 18 for additional information on these VIEs.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                                December 31, 2015            December 31, 2014 (Revised)
                                        --------------------------------  --------------------------------
                                                   Outstanding                       Outstanding
                                                    Principal                         Principal
(in millions)                           Fair Value   Amount    Difference Fair Value   Amount    Difference
-------------                           ---------- ----------- ---------- ---------- ----------- ----------
Liabilities:
   Notes payable - to affiliates, net      $474       $939       $(465)      $514       $957       $(443)

We assumed GIC liabilities, which are reported in policyholder contract deposits on the Consolidated Balance Sheets, from an affiliate, AIG Matched Funding Corp. (AIGMFC). AIGMFC had elected the fair value option for these GIC liabilities and we have maintained this election. The change in the value of each of the GIC liabilities is partially offset by a swap used to economically hedge the changes in the fair value of the GICs. See Note 18 for additional information on the GIC assumption and the related swaps.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gains or losses recorded related to the eligible instruments for which we elected the fair value option:

Years Ended December 31,                                      Gain (Loss)
------------------------                               ------------------------
(in millions)                                          2015    2014      2013
-------------                                          ----  --------- ---------
                                                             (Revised) (Revised)
Assets:
   Other bond securities - certain hybrid securities   $(19)   $368      $(58)
   Other invested assets                                 29     100       194
                                                       ----    ----      ----
Liabilities:
   Policyholder contract deposits                        (1)     15       (17)
   Notes payable - to affiliates, net                     5     (17)      (12)
                                                       ----    ----      ----
Total gain                                             $ 14    $466      $107
                                                       ====    ====      ====

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Consolidated Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Consolidated Statements of Income. See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Notes 4 and 5 herein for additional information about how we test various asset classes for impairment.

Impairments for other invested assets primarily relate to certain investments in affordable housing partnerships, the fair values of which are determined based on remaining tax credits and other residual benefits due from the respective partnerships. Residual benefits include consideration of the fair value of underlying real estate properties, which is determined based on market-appropriate capitalization rates applied to net operating income of the properties.

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                   Assets at Fair Value      Impairment Charges
                               ----------------------------- ------------------
                                    Non-Recurring Basis          December 31,
                               ----------------------------- ------------------
    (in millions)              Level 1 Level 2 Level 3 Total 2015   2014  2013
    -------------              ------- ------- ------- ----- ----   ----  ----
    December 31, 2015
       Other invested assets     $--     $--    $308   $308  $10     $2   $19

    December 31, 2014
       Other invested assets     $--     $--    $  2   $  2

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

.. Mortgage and other loans receivable: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. The carrying amount of policy loans, which approximates fair value, is generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


.. Other invested assets that are not measured at fair value represent our investments in FHLB stock. These investments are carried at amortized cost, which approximates fair value.

.. Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..  Policyholder contract deposits associated with investment-type contracts:
   Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

.. Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the carrying values and estimated fair values of our financial instruments not measured at fair value, and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                                  Estimated Fair Value
                                            -------------------------------- Carrying
(in millions)                               Level 1 Level 2 Level 3   Total   Value
-------------                               ------- ------- -------  ------- --------
December 31, 2015
Assets:
   Mortgage and other loans receivable       $ --    $ 79   $14,867  $14,946 $14,598
   Other invested assets                       --       8        --        8       8
   Short-term investments                      --     225        --      225     225
   Cash                                       317      --        --      317     317
Liabilities:
   Policyholder contract deposits/(a)/         --     290    61,644   61,934  59,122
   Note payable - to affiliates, net/(b)/      --      --       243      243     243
   Note payable - to third parties, net        --      --       405      405     406
                                             ----    ----   -------  ------- -------
December 31, 2014 (Revised)
Assets:
   Mortgage and other loans receivable       $ --    $ --   $12,718  $12,718 $11,911
   Other invested assets                       --      14        --       14      14
   Short-term investments                      --     823        --      823     823
   Cash                                       277      --       (14)     263     263
Liabilities:
   Policyholder contract deposits/(a)/         --     224    61,771   61,995  56,951
   Note payable - to affiliates, net/(b)/      --      --       140      140     144
   Note payable - to third parties, net        --      --       616      616     617
                                             ----    ----   -------  ------- -------

(a)Excludes embedded policy derivatives which are carried at fair value on a recurring basis.
(b)Excludes notes for which the fair value option has been elected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2015 or 2014.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at our election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS, CDO/ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on a level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

Other Bond Securities and Other Common and Preferred Stock

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Consolidated Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on financial assets designated under the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available for sale securities:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities                   $   331    $   50    $    (5)   $    376    $   --
   Obligations of states, municipalities and political subdivisions      3,147       215        (49)      3,313         2
   Non-U.S. governments                                                  2,717       104       (184)      2,637        --
   Corporate debt                                                       65,479     3,868     (2,378)     66,969       (20)
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,714     1,151       (193)     14,672       515
       CMBS                                                              4,581       350        (33)      4,898       185
       CDO/ABS                                                           6,150       145        (74)      6,221         8
                                                                       -------    ------    -------    --------    ------
   Total mortgage-backed, asset-backed and collateralized               24,445     1,646       (300)     25,791       708
                                                                       -------    ------    -------    --------    ------
Total bonds available for sale/(b)/                                     96,119     5,883     (2,916)     99,086       690
                                                                       -------    ------    -------    --------    ------
Equity securities available for sale:
   Common stock                                                              2         1         --           3        --
   Preferred stock                                                          13         2         --          15        --
                                                                       -------    ------    -------    --------    ------
Total equity securities available for sale                                  15         3         --          18        --
                                                                       -------    ------    -------    --------    ------
Other assets - Investment in AIG                                             9         3         (5)          7        --
                                                                       -------    ------    -------    --------    ------
Total                                                                  $96,143    $5,889    $(2,921)   $ 99,111    $  690
                                                                       =======    ======    =======    ========    ======
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored entities                   $   333    $   63    $    (1)   $    395    $   --
   Obligations of states, municipalities and political subdivisions      2,699       325         (5)      3,019         2
   Non-U.S. governments                                                  2,782       167        (62)      2,887        --
   Corporate debt                                                       64,605     6,412       (642)     70,375        37
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             14,169     1,433       (144)     15,458       739
       CMBS                                                              4,226       488         (9)      4,705       232
       CDO/ABS                                                           5,745       197        (38)      5,904         6
                                                                       -------    ------    -------    --------    ------
   Total mortgage-backed, asset-backed and collateralized               24,140     2,118       (191)     26,067       977
                                                                       -------    ------    -------    --------    ------
Total bonds available for sale/(b)/                                     94,559     9,085       (901)    102,743     1,016
                                                                       -------    ------    -------    --------    ------
Equity securities available for sale:
   Common stock                                                              3         4         --           7        --
   Preferred stock                                                          16         3         --          19        --
                                                                       -------    ------    -------    --------    ------
Total equity securities available for sale                                  19         7         --          26        --
                                                                       -------    ------    -------    --------    ------
Other assets - Investment in AIG                                             9         3         (6)          6        --
                                                                       -------    ------    -------    --------    ------
Total                                                                  $94,587    $9,095    $  (907)   $102,775    $1,016
                                                                       =======    ======    =======    ========    ======

(a)Represents the amount of other-than-temporary impairments recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2015 and 2014, bonds available for sale held by us that were below investment grade or not rated totaled $14.8 billion and $15.3 billion, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                        Less than 12 Months    12 Months or More           Total
                                                       --------------------- --------------------- ---------------------
                                                                    Gross                 Gross                 Gross
                                                                  Unrealized            Unrealized            Unrealized
(in millions)                                          Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------                                          ---------- ---------- ---------- ---------- ---------- ----------
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities    $    76     $    5     $   --     $   --    $    76     $    5
   Obligations of states, municipalities and
     political subdivisions                                 934         46         27          3        961         49
   Non-U.S. governments                                   1,241         87        325         97      1,566        184
   Corporate debt                                        20,782      1,493      3,027        885     23,809      2,378
   RMBS                                                   2,410         52      2,131        141      4,541        193
   CMBS                                                   1,126         31         28          2      1,154         33
   CDO/ABS                                                2,282         30        692         44      2,974         74
                                                        -------     ------     ------     ------    -------     ------
Total bonds available for sale                           28,851      1,744      6,230      1,172     35,081      2,916
                                                        -------     ------     ------     ------    -------     ------
Other assets - Investment in AIG                             --         --          3          5          3          5
                                                        -------     ------     ------     ------    -------     ------
Total                                                   $28,851     $1,744     $6,233     $1,177    $35,084     $2,921
                                                        =======     ======     ======     ======    =======     ======
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored entities    $    --     $   --     $   24     $    1    $    24     $    1
   Obligations of states, municipalities and
     political subdivisions                                  47          1        171          4        218          5
   Non-U.S. governments                                     357         14        607         48        964         62
   Corporate debt                                         5,476        247      6,447        395     11,923        642
   RMBS                                                   1,664         42      1,879        102      3,543        144
   CMBS                                                      53         --        331          9        384          9
   CDO/ABS                                                1,742         16        399         22      2,141         38
                                                        -------     ------     ------     ------    -------     ------
Total bonds available for sale                            9,339        320      9,858        581     19,197        901
                                                        -------     ------     ------     ------    -------     ------
Other assets - Investment in AIG                             --         --          6          6          6          6
                                                        -------     ------     ------     ------    -------     ------
Total                                                   $ 9,339     $  320     $9,864     $  587    $19,203     $  907
                                                        =======     ======     ======     ======    =======     ======

At December 31, 2015, we held 5,086 and 7 individual fixed maturity and equity securities, respectively, that were in an unrealized loss position, of which 885 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2015 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                  Total Fixed Maturity Securities Fixed Maturity Securities in a Loss
                                                       Available for Sale             Position Available for Sale
                                                  ------------------------------- -----------------------------------
(in millions)                                     Amortized Cost    Fair Value    Amortized Cost      Fair Value
-------------                                     --------------    ----------    --------------      ----------
December 31, 2015
Due in one year or less                              $ 1,494         $ 1,518         $   117           $   114
Due after one year through five years                 14,751          15,573           2,280             2,146
Due after five years through ten years                20,359          20,418           9,066             8,397
Due after ten years                                   35,070          35,786          17,566            15,755
Mortgage-backed, asset-backed and collateralized      24,445          25,791           8,968             8,669
                                                     -------         -------         -------           -------
Total                                                $96,119         $99,086         $37,997           $35,081
                                                     =======         =======         =======           =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gross realized gains and gross realized losses from sales or maturities of our available for sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2015              2014              2013
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $205     $206     $259     $49     $1,863    $76
Equity securities               2        1        5      --         28     --
                             ----     ----     ----     ---     ------    ---
Total                        $207     $207     $264     $49     $1,891    $76
                             ====     ====     ====     ===     ======    ===

In 2015, 2014, and 2013, the aggregate fair value of available for sale securities sold was $16.7 billion, $6.1 billion and $22.5 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value at our election of the fair value option:

                                                        December 31, 2015           December 31, 2014
                                                   --------------------------  --------------------------
(in millions)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
U.S. government and government sponsored entities    $   --         -- %         $1,135          39%
Non-U.S. governments                                     39           1              --          --
Corporate debt                                        1,375          39              --          --
Mortgage-backed, asset-backed and collateralized:
   RMBS                                                 861          24             384          13
   CMBS                                                 193           6             153           5
   CDO/ABS                                            1,077          30           1,262          43
                                                     ------         ---          ------         ---
Total other bond securities                          $3,545         100%         $2,934         100%
                                                     ======         ===          ======         ===

Other Invested Assets

The following table summarizes the carrying values of other invested assets:

                                                        December 31,
                                                      ----------------
          (in millions)                                2015    2014
          -------------                               ------ ---------
                                                             (Revised)
          Alternative investments/(a)/                $5,433  $6,678
          Investment real estate/(b)/                    246     202
          Federal Home Loan Bank (FHLB) common stock       8      14
                                                      ------  ------
          Total                                       $5,687  $6,894
                                                      ======  ======

(a)Includes primarily hedge funds, private equity funds, affordable housing partnerships and other investment partnerships.
(b)Net of accumulated depreciation of $158 million and $148 million at December 31, 2015 and 2014, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

The gross unrealized loss recorded in accumulated other comprehensive income on such investments was $15 million and $26 million at December 31, 2015 and 2014, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Summarized Financial Information of Equity Method Investees

The following is the aggregated summarized financial information of our equity method investees, including those for which the fair value option has been elected:

                                       Years ended December 31,
                                     ---------------------------
              (in millions)            2015     2014      2013
              -------------          -------  --------  --------
              Operating results:
                 Total revenues      $ 7,323  $ 11,281  $  8,668
                 Total expenses       (1,427)   (1,831)   (1,428)
                                     -------  --------  --------
              Net income             $ 5,896  $  9,450  $  7,240
                                     =======  ========  ========

                                                 December 31,
                                              ------------------
              (in millions)                     2015      2014
              -------------                   --------  --------
              Balance sheet:
                 Total assets                 $ 76,483  $ 77,328
                 Total liabilities             (15,685)  (13,428)

The following table presents the carrying amount and ownership percentage of equity method investments at December 31, 2015 and 2014:

                                             2015                      2014
                                   ------------------------- -------------------------
                                                  Ownership                 Ownership
(in millions, except percentages)  Carrying Value Percentage Carrying Value Percentage
---------------------------------  -------------- ---------- -------------- ----------
   Equity method investments           $4,052      Various       $4,457      Various

Other Investments

Also included in other invested assets are real estate held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and subject to impairment review. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are members of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Net Investment Income

Net investment income represents income primarily from the following sources:

.. Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

.. Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


.. Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..  Earnings from alternative investments.

..  Interest income on mortgage, policy and other loans.

The following table presents the components of net investment income:

                                                              Years Ended December 31,
                                                             --------------------------
(in millions)                                                 2015     2014      2013
-------------                                                ------  --------- ---------
                                                                     (Revised) (Revised)
Fixed maturity securities, including short-term investments  $5,154   $5,686    $5,275
Equity securities                                                 2      (51)      (20)
Interest on mortgage and other loans                            706      645       626
Investment real estate                                           57       61        79
Alternative investments/*/                                      426      761       936
Other investments                                                (1)      70        55
                                                             ------   ------    ------
Total investment income                                       6,344    7,172     6,951
Investment expenses                                             226      247       242
                                                             ------   ------    ------
Net investment income                                        $6,118   $6,925    $6,709
                                                             ======   ======    ======

* Includes hedge funds, private equity funds, affordable housing partnerships and other investment partnerships.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

.. Sales or full redemptions of available for sale fixed maturity and equity securities, real estate, alternative investments and other types of investments.

.. Reductions to the cost basis of available for sale fixed maturity and equity securities and certain other invested assets for other-than-temporary impairments.

.. Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..  Exchange gains and losses resulting from foreign currency transactions.

The following table presents the components of net realized capital gains (losses):

                                              Years Ended December 31,
                                             -------------------------
        (in millions)                         2015    2014      2013
        -------------                        -----  --------- ---------
                                                    (Revised) (Revised)
        Sales of fixed maturity securities   $  (1)   $ 210    $1,787
        Sales of equity securities               1        5        28
        Mortgage and other loans               (50)     (46)      (57)
        Investment real estate                  (2)     116        73
        Alternative investments                 90       51         2
        Derivatives                            170     (430)      410
        Other                                  (37)     139       (34)
        Other-than-temporary impairments      (249)    (119)     (127)
                                             -----    -----    ------
        Net realized capital (losses) gains  $ (78)   $ (74)   $2,082
                                             =====    =====    ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recoverable value with a corresponding charge to realized capital losses. The estimated recoverable value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is presented in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were recognized (a separate component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..  Current delinquency rates;

..  Expected default rates and the timing of such defaults;

..  Loss severity and the timing of any recovery; and

..  Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recoverable value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recoverable value other than the fair value, the determination of a recoverable value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

We consider severe price declines in our assessment of potential credit impairments. We may also modify our model inputs when we determine that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recoverable value over the remaining expected holding period of the security.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities:

                                                                                    Years Ended December 31,
                                                                                    ----------------------
(in millions)                                                                        2015     2014    2013
-------------                                                                       ------   ------  ------
Balance, beginning of year                                                          $1,324   $1,585  $2,126
   Increases due to:
       Credit impairments on new securities subject to impairment losses                71       22      15
       Additional credit impairments on previously impaired securities                  32       40      31
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior intent or
         requirement to sell                                                          (114)    (153)   (184)
       Credit impaired securities for which there is a current intent or anticipated
         requirement to sell                                                             1       --      --
       Accretion on securities previously impaired due to credit/*/                   (221)    (170)   (403)
                                                                                    ------   ------  ------
Balance, end of year                                                                $1,093   $1,324  $1,585
                                                                                    ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

Equity Securities

We evaluate our available for sale equity securities for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

.. The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

.. A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

.. We have concluded that we may not realize a full recovery on our investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, all equity securities that have been in a continuous decline in value below cost over 12 months are impaired. We also consider circumstances of a rapid and severe market valuation decline (50 percent or more discount to cost), in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Our equity and cost method investments in private equity funds, hedge funds and other entities are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying amount. When the expected cash flows are less than the carrying amount, the investments are written down to fair value with a corresponding charge to earnings.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Purchased Credit Impaired (PCI) Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determine, based on our expectations as to the timing and amount of cash flows expected to be received, whether it is probable at acquisition that we will not collect all contractually required payments for these PCI securities, including both principal and interest after considering the effects of prepayments. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security is determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as adjustments to the accretable yield.

The following table presents information on our PCI securities, which are included in bonds available for sale:

                                                               At Date of
     (in millions)                                             Acquisition
     -------------                                             -----------
     Contractually required payments (principal and interest)    $13,467
     Cash flows expected to be collected/*/                       10,987
     Recorded investment in acquired securities                    7,357

* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (in millions)                   2015    2014
                  -------------                  ------ ------
                  Outstanding principal balance  $7,175 $6,934
                  Amortized cost                  5,208  5,020
                  Fair value                      5,508  5,473

The following table presents activity for the accretable yield on PCI securities:

                                                                    Years Ended December 31,
                                                                    ----------------------
                                                                       2015         2014
                          (in millions)                             ----------   ----------
Balance, beginning of year                                          $    2,661   $    2,677
   Newly purchased PCI securities                                          404          545
   Disposals                                                               (13)          --
   Accretion                                                              (348)        (345)
   Effect of changes in interest rate indices                             (102)        (226)
   Net reclassification from non-accretable difference, including
     effects of prepayments                                                185           10
                                                                    ----------   ----------
Balance, end of year                                                $    2,787   $    2,661
                                                                    ==========   ==========

Pledged Investments

Secured Financing

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. At December 31, 2015, our secured financing transactions also include those that involve transfer of securities to financial institutions in exchange for cash (securities lending agreements). In

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

all of these secured financing transactions, the securities transferred by us (pledge collateral) may be sold or repledged by the counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.

Pledge collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions:

                                                 December 31,
                                                 -------------
                  (in millions)                   2015    2014
                  -------------                  ------ ------
                  Securities available for sale  $  978 $   --
                  Other securities                1,414  1,135

At December 31, 2015, amounts borrowed under repurchases and securities lending agreements totaled $2.4 billion.

The following table presents information about the collateral pledged and the remaining contractual maturity of the secured financing transactions:

                                      Remaining Contractual Maturity of the Agreements
                                      ---------------------------------------------
                                      Overnight                         Greater
December 31, 2015                        and        Up to 30            Than 90
(in millions)                         Continuous      days   31-90 days  days   Total
-----------------                     ----------    -------- ---------- ------- ------
Other bond securities:
   Non U.S. government                   $--          $--      $   --   $   39  $   39
   Corporate debt                         --           33         325    1,017   1,375
                                         ---          ---      ------   ------  ------
Total repurchase agreements               --           33         325    1,056   1,414
                                         ---          ---      ------   ------  ------
Securities lending agreements:
   Bonds available for sale:
       Non U.S. government                --           --          43       --      43
       Corporate debt                     --           --         765       --     765
       RMBS                               --           --          --      124     124
                                         ---          ---      ------   ------  ------
Total securities lending agreements       --           --         808      124     932
                                         ---          ---      ------   ------  ------
Total secured financing transactions     $--          $33      $1,133   $1,180  $2,346
                                         ===          ===      ======   ======  ======

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities we deposited under requirements of regulatory authorities were $56 million and $72 million at December 31, 2015 and 2014, respectively.

Other Pledges

We are members of FHLBs and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $8 million and $14 million of stock in FHLBs at December 31, 2015 and 2014, respectively. Pursuant to the membership terms, we have elected to pledge such stock to the FHLB. In addition, we have pledged securities with a fair value of $739 million and $330 million at December 31, 2015 and 2014, respectively, to provide adequate collateral for potential advances from the FHLBs.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial mortgages, residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.

Life insurance policy loans are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

The following table presents the composition of mortgages and other loans receivable:

                                                           December 31,
                                                        ------------------
    (in millions)                                         2015      2014
    -------------                                       -------  ---------
                                                                  (Revised)
    Commercial mortgages/*/                             $11,306  $   9,540
    Residential mortgages                                 1,003        110
    Life insurance policy loans                           1,451      1,501
    Commercial loans, other loans and notes receivable      975        854
                                                        -------  ---------
    Total mortgage and other loans receivable            14,735     12,005
    Allowance for losses                                   (137)       (94)
                                                        -------  ---------
    Mortgage and other loans receivable, net            $14,598  $  11,911
                                                        =======  =========

* Commercial mortgages primarily represent loans for office, retail, apartments and industrial properties, with exposures in New York and California representing the largest geographic concentrations (21 percent and 13 percent, respectively, at December 31, 2015 and both 15 percent at December 31, 2014).

Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.

The following table presents the credit quality indicators for commercial mortgage loans:

                                          Number                       Class                                   Percent
                                            of   --------------------------------------------------              of
(dollars in millions)                     Loans  Apartments Offices Retail Industrial Hotel  Others Total/(c)/ Total $
---------------------                     ------ ---------- ------- ------ ---------- ------ ------ ---------  -------
December 31, 2015
Credit Quality Indicator:
   In good standing                        817     $1,808   $3,782  $2,364   $1,021   $1,326  $816   $11,117      98%
   Restructured/(a)/                         6         --       75      18       --       --    --        93       1
   90 days or less delinquent                1         --       --      --       --       --     6         6      --
   >90 days delinquent or in process of
     foreclosure                             5         --       84      --        6       --    --        90       1
                                           ---     ------   ------  ------   ------   ------  ----   -------     ---
Total/(b)/                                 829     $1,808   $3,941  $2,382   $1,027   $1,326  $822   $11,306     100%
                                                   ======   ======  ======   ======   ======  ====   =======     ===
Allowance for losses                               $   19   $   25  $   13   $    5   $   11  $  6   $    79       1%
                                                   ======   ======  ======   ======   ======  ====   =======     ===
December 31, 2014
Credit Quality Indicator:
   In good standing                        610     $1,541   $3,164  $1,852   $  863   $1,057  $833   $ 9,310      97%
   Restructured/(a)/                         9         --      159      10       --       --    --       169       2
   90 days or less delinquent                3         --       --      --       --       --    --        --      --
   >90 days delinquent or in process of
     foreclosure                             3         --       61      --       --       --    --        61       1
                                           ---     ------   ------  ------   ------   ------  ----   -------     ---
Total/(b)/                                 625     $1,541   $3,384  $1,862   $  863   $1,057  $833   $ 9,540     100%
                                                   ======   ======  ======   ======   ======  ====   =======     ===
Allowance for losses                               $    2   $   41  $   16   $    2   $    3  $  9   $    73       1%
                                                   ======   ======  ======   ======   ======  ====   =======     ===

(a)Includes loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.

(b)Does not reflect valuation allowances.

(c)Approximately 99 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


We hold mortgages with a carrying value of $87 million and $71 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, as of December 31, 2015 and 2014, respectively.

Methodology Used to Estimate the Allowance for Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property-type and location, loan term, profile of the borrower and of the major property tenants, and loan seasoning. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest is repaid or when a portion of the delinquent contractual payments are made and the ongoing required contractual payments have been made for an appropriate period.

A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for losses on mortgage and other loans receivable:

                                                  2015                   2014                   2013
                                         ---------------------  ---------------------  ---------------------
Years Ended December 31,                 Commercial Other       Commercial Other       Commercial Other
(in millions)                            Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
------------------------                 ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $ 73     $21  $ 94     $106    $ 33  $139     $ 68    $ 87  $155
   Additions (reductions) to allowance        14      37    51      (17)     11    (6)      49      10    59
   Charge-offs, net of recoveries             (8)     --    (8)     (16)    (23)  (39)     (11)    (64)  (75)
                                            ----     ---  ----     ----    ----  ----     ----    ----  ----
Allowance, end of year                      $ 79     $58  $137     $ 73    $ 21  $ 94     $106    $ 33  $139
                                            ====     ===  ====     ====    ====  ====     ====    ====  ====

The following table presents information on mortgage loans individually assessed for credit losses:

                                                   Years Ended December 31,
                                                   ----------------------
      (in millions)                                 2015     2014    2013
      -------------                                ------   ------  ------
      Impaired loans with valuation allowances     $  100   $  104  $  137
      Impaired loans without valuation allowances     110       --      --
                                                   ------   ------  ------
         Total impaired loans                         210      104     137
      Valuation allowances on impaired loans           (4)     (26)    (56)
                                                   ------   ------  ------
         Impaired loans, net                       $  206   $   78  $   81
                                                   ======   ======  ======
      Interest income on impaired loans            $   11   $    5  $    7
                                                   ======   ======  ======

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


We held $30 million and $139 million of commercial mortgage loans that had been modified in a TDR at December 31, 2015 and 2014, respectively. We have no other loans that had been modified in a TDR. These commercial mortgage loans had no allowance for credit losses at December 31, 2015 and $13 million of allowance for credit losses at December 31, 2014. The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, if they are performing according to the restructured terms.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million.

Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

The following table presents the effect of reinsurance on our premiums:

                                     Years Ended December 31,
                                     ----------------------
                   (in millions)      2015     2014    2013
                   -------------     ------   ------  ------
                   Direct premiums   $3,535   $2,561  $2,661
                   Assumed premiums      20       22      22
                   Ceded premiums      (927)    (917)   (900)
                                     ------   ------  ------
                   Net               $2,628   $1,666  $1,783
                                     ======   ======  ======

Reinsurance recoveries, which reduced Policyholder benefits, were approximately $847 million, $641 million and $658 million during 2015, 2014 and 2013, respectively.

We manage the capital impact on our statutory reserve requirements of National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) and NAIC Actuarial Guideline 38 (Guideline AXXX) through an intercompany reinsurance agreement. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) are ceded to our Parent, AGC Life, under a coinsurance/modified coinsurance agreement effective January 1, 2011. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied.

The agreement between us and AGC Life provides for an experience refund of all profits, less a reinsurance risk charge. The most significant impact of the agreement on our results of operations during 2015, 2014 and 2013 was a pre-tax expense of approximately $89 million, $81 million and $73 million, respectively, which represented the risk charge associated with the reinsurance agreement.

On October 1, 2003, we entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. (AIGB). Under the agreement, AIGB reinsured 100 percent quota share of our liability on virtually all of our general account deferred annuity contracts with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, we retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied.

Reinsurance Security

Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

assumed under any reinsurance agreement. We hold collateral as security under related reinsurance agreements in the form of funds, securities, and/or letters of credit. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to the Company. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $1.1 billion and $1.0 billion at December 31, 2015 and 2014, respectively, of which approximately $871 million and $830 million at December 31, 2015 and 2014, respectively, was not secured by collateral.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with fixed maturity securities as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange swaps and forwards) are used to economically mitigate risk associated with non U.S. dollar denominated transactions, primarily investments and GICs denominated in foreign currencies.

We hedge our economic exposure to market risk related to variable annuity products with riders that guarantee a certain level of benefits. Our variable annuity hedging program is designed to offset certain changes in the economic value of these guarantee features, within established thresholds. The hedging program is designed to provide additional protection against large and combined movements in interest rates, equity prices, credit spreads and market volatility under multiple scenarios. In addition to risk-mitigating features in our variable annuity product design, and the use of certain fixed income securities with a fair value option election to manage interest rate and credit spread exposures, our variable annuity hedging program utilizes various derivative instruments, including but not limited to equity options, futures contracts, interest rate swaps and swaption contracts, as well as other hedging instruments. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily. In addition to hedging activities, we also enter into derivative instruments as a part of our investment operations, which may include, among other things, purchases of investments with embedded derivatives, such as equity-linked notes and convertible bonds.

Interest rate, currency and equity swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable ISDA Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.

Derivatives, excluding bifurcated embedded derivatives, are measured at fair value and presented within other assets and other liabilities in the Consolidated Balance Sheets. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Notes 3 and 11 for additional information on our embedded derivatives, which are primarily related to guarantee features in variable annuity products, and include equity and interest rate components.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with GIC liabilities and available for sale investments have been designated as fair value hedges. Changes in fair value hedges of GIC liabilities and available for sale securities are reported in net policyholder benefits and net realized capital gains (losses), respectively, along with changes in the hedged item.

The following table presents the notional amounts and the fair value of derivative assets and liabilities, excluding embedded derivatives:

                                                                December 31, 2015                 December 31, 2014
                                                         -------------------------------   -------------------------------
                                                         Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                                              Assets        Liabilities         Assets        Liabilities
                                                         ---------------  --------------   ---------------  --------------
                                                         Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(in millions)                                             Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                                            -------- ------  --------  -----  -------- ------  --------  -----
Derivatives designated as hedging instruments:/(a)/
   Interest rate contracts                               $   279  $  194  $   209   $  --  $   243  $  172   $   --   $  --
   Foreign exchange contracts                                781      93       45       7      182      11       99      29
Derivatives not designated as hedging instruments:/(a)/
   Interest rate contracts                                22,489     714   21,762     267   24,499     398    2,848     224
   Foreign exchange contracts                              2,263     325    2,125     390    2,654     512    2,068     410
   Equity contracts                                        4,835     127    4,446      --    5,481     108    2,662      --
   Other contracts/(b)/                                   33,113      13       63       8   30,580      13       65       7
                                                         -------  ------  -------   -----  -------  ------   ------   -----
Total derivatives, gross                                 $63,760   1,466  $28,650     672  $63,639   1,214   $7,742     670
                                                         -------  ------  -------   -----  -------  ------   ------   -----
Counterparty netting/(c)/                                           (273)            (273)            (198)            (198)
Cash collateral/(d)/                                                (298)             (36)            (287)             (14)
                                                                  ------            -----           ------            -----
Total derivatives included in Other Assets and Other
  Liabilities, respectively /(e)/                                 $  895            $ 363           $  729            $ 458
                                                                  ======            =====           ======            =====

(a)Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.

(b)Consists primarily of stable value wrap contacts with multiple underlying exposures.

(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.

(d)Represents cash collateral posted and received that is eligible for netting.

(e)Excludes embedded derivatives. Fair value of assets related to bifurcated embedded derivatives was zero at both December 31, 2015 and December 31, 2014. Fair value of liabilities related to bifurcated embedded derivatives was $2.0 billion and $1.3 billion, respectively, at December 31, 2015 and December 31, 2014.

The following table presents the changes in the fair value of derivative instruments and the classification of these changes in the Consolidated Statements of Income:

                                                                        Years Ended December 31,
                                                                        -----------------------
(in millions)                                                            2015    2014    2013
-------------                                                           -----   -----   ------
Derivative instruments in fair value hedging relationships:/*/
   Interest rate contracts                                              $   7   $  (7)  $   (1)
   Foreign exchange contracts                                              17      (4)      --
                                                                        -----   -----   ------
Total                                                                   $  24   $ (11)  $   (1)
                                                                        =====   =====   ======
Derivatives not designated as hedging instruments, by derivative type:
   Interest rate contracts                                              $ 261   $ 511   $ (193)
   Foreign exchange contracts                                              64     (33)      --
   Equity contracts                                                      (116)   (238)    (447)
   Other contracts                                                         67      57       39
   Embedded derivatives                                                   (62)   (645)   1,042
                                                                        -----   -----   ------
Total                                                                   $ 214   $(348)  $  441
                                                                        =====   =====   ======
By classification:
   Policy fees                                                          $  68   $  62   $   --
   Net investment income                                                   --      --       39
   Net realized capital gains (losses)                                    170    (430)     410
   Policyholder benefits                                                    6      17       (5)
   Interest credited to policyholder account balances                      (6)     (8)      (4)
                                                                        -----   -----   ------
Total                                                                   $ 238   $(359)  $  440
                                                                        =====   =====   ======

* The amounts presented do not include periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

Deferred policy acquisition costs (DAC) represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected claims, claims adjustment expenses incurred, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected claims and claims adjustment expenses incurred can have a significant impact on the likelihood and amount of a premium deficiency charge.

Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits include net investment income and spreads, net realized investment gains and losses, fees, surrender charges, expenses, and mortality gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If estimated gross profits change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future estimated gross profits are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                               Years Ended December 31,
                                                                             ----------------------------
(in millions)                                                                 2015      2014       2013
-------------                                                                ------  ---------  ---------
                                                                                      (Revised)  (Revised)
Balance, beginning of year                                                   $5,339  $   5,312  $   4,425
   Acquisition costs deferred                                                   983        875        790
   Accretion of interest/amortization                                          (778)      (695)      (632)
   Effect of unlocking assumptions used in estimating future gross profits       36         96        105
   Effect of realized gains/loss on securities                                    1        (45)       (37)
   Effect of unrealized gains/loss on securities                                525       (204)       661
                                                                             ------  ---------  ---------
Balance, end of year                                                         $6,106  $   5,339  $   5,312
                                                                             ======  =========  =========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Value of Business Acquired (VOBA): VOBA is determined at the time of acquisition and is reported in the Consolidated Balance Sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business in a manner similar to that for DAC based on the assumptions at purchase. For investment-oriented products, VOBA is amortized in relation to estimated gross profits and adjusted for the effect of unrealized gains or losses on fixed maturity and equity securities available for sale in a manner similar to DAC.

The following table presents a rollforward of VOBA:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                  2015     2014    2013
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $  322   $  348  $  339
   Accretion of interest/amortization                                           (24)     (24)    (27)
   Effect of unlocking assumptions used in estimating future gross profits      (22)      13      10
   Effect of realized gains/loss on securities                                   --       (3)     (5)
   Effect of unrealized gains/loss on securities                                 19      (12)     31
                                                                             ------   ------  ------
Balance, end of year                                                         $  295   $  322  $  348
                                                                             ======   ======  ======

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $23 million, $21 million, $20 million, $20 million and $19 million, respectively. These projections are based on current estimates for investment income and spreads, persistency, mortality and morbidity assumptions.

Deferred Sales Inducements

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized in policyholder contract deposits in the Consolidated Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Consolidated Statements of Income.

The following table presents a rollforward of deferred sales inducements:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                 2015     2014    2013
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $  442   $  502  $  354
   Acquisition costs deferred                                                    73       33      62
   Accretion of interest/amortization                                          (132)    (114)   (109)
   Effect of unlocking assumptions used in estimating future gross profits       53       60      65
   Effect of realized gains/loss on securities                                    4      (12)    (13)
   Effect of unrealized gains/loss on securities                                139      (27)    143
                                                                             ------   ------  ------
Balance, end of year                                                         $  579   $  442  $  502
                                                                             ======   ======  ======

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


DAC, VOBA and deferred sales inducements for insurance oriented and investment oriented products are reviewed for recoverability, which involves estimating the future profitability of current business. This review involves significant management judgment. If actual future profitability is substantially lower than estimated, our DAC, VOBA and deferred sales inducements may be subject to an impairment charge and our results of operations could be significantly affected in future periods.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Consolidated Balance Sheets:

                                           Securitization Affordable Housing
(in millions)                                 Vehicles       Partnerships    Total
-------------                              -------------- ------------------ ------
December 31, 2015
Assets:
   Bonds available for sale                    $6,124            $--         $6,124
   Other bond securities                          747             --            747
   Mortgage and other loans receivable          1,435             --          1,435
   Other/(a)/                                     429              6            435
                                               ------            ---         ------
Total assets/(b)/                              $8,735            $ 6         $8,741
                                               ======            ===         ======
Liabilities:
   Notes payable - to affiliates, net          $  617            $--         $  617
   Notes payable - to third parties, net          311             --            311
   Other/(c)/                                      20              3             23
                                               ------            ---         ------
Total liabilities/(d)/                         $  948            $ 3         $  951
                                               ======            ===         ======
December 31, 2014 (Revised)
Assets:
   Bonds available for sale                    $6,830            $--         $6,830
   Other bond securities                          777             --            777
   Mortgage and other loans receivable          1,753             --          1,753
   Other/(a)/                                     483              4            487
                                               ------            ---         ------
Total assets/(b)/                              $9,843            $ 4         $9,847
                                               ======            ===         ======
Liabilities:
   Notes payable - to affiliates, net          $  660            $--         $  660
   Notes payable - to third parties, net          488             --            488
   Other/(c)/                                       5              2              7
                                               ------            ---         ------
Total liabilities                              $1,153            $ 2         $1,155
                                               ======            ===         ======

(a)Comprised primarily of short-term investments and other assets at both December 31, 2015 and 2014.
(b)The assets of each VIE can be used only to settle specific obligations of that VIE.
(c)Comprised primarily of amounts due to related parties, derivative liabilities and other liabilities, at both December 31, 2015 and 2014.
(d)Includes the effect of deconsolidating previously consolidated partnerships.

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances, we have provided guarantee to the VIE's interest holders.

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                     Maximum Exposure to Loss
                                                   -----------------------------
                                         Total VIE On-Balance Off-Balance
(in millions)                             Assets    Sheet/*/     Sheet    Total
-------------                            --------- ---------- ----------- ------
December 31, 2015
   Real estate and investment entities    $4,828     $  562       $65     $  627
   Affordable housing partnerships         4,279        547        --        547
                                          ------     ------       ---     ------
Total                                     $9,107     $1,109       $65     $1,174
                                          ======     ======       ===     ======
December 31, 2014 (Revised)
   Real estate and investment entities    $4,180     $  528       $85     $  613
   Affordable housing partnerships         4,540        707        --        707
                                          ------     ------       ---     ------
Total                                     $8,720     $1,235       $85     $1,320
                                          ======     ======       ===     ======

* At December 31, 2015 and 2014, $785 million and $845 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Real Estate and Investment Entities

We participate as a passive investor in the equity issued primarily by third party-managed hedge and private equity funds, and certain real estate entities managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate that are VIEs. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

Securitization Vehicles

We created certain VIEs that hold investments, primarily in investment-grade debt securities and loans, and issued beneficial interests in these investments. We own the majority of these beneficial interests and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the entities that could potentially be significant to the entities. Accordingly, we consolidate these entities and those beneficial interests issued to third-parties are reported as notes payable to third parties, net.

Ambrose

During 2013 and 2014, we entered into securitization transactions that involved the transfer of portfolios of high grade corporate securities and structured securities acquired from AIG Parent, to newly formed special purpose entities (collectively referred to as the Ambrose entities), which are VIEs. We own the majority of the beneficial interests issued by the Ambrose entities and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the VIEs that could potentially be significant to the VIEs, accordingly, we consolidate the Ambrose entities. See Note 18 for additional information on these securitization transactions.

Selkirk

During 2013 and 2014, we entered into securitization transactions in which portfolios of our commercial mortgage loans were transferred to special purpose entities, with us retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, we received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. We determined that we control or we are the primary beneficiary of certain special purpose entities in the securitization structures, and therefore we consolidate these entities, including those that are VIEs.

Affordable Housing Partnerships

SunAmerica Affordable Housing Partners, Inc. (SAAHP) organized and invested in limited partnerships that develop and operate affordable housing qualifying for federal, state, and historic tax credits, in addition to a few market rate properties across the United States. The operating partnerships are VIEs, whose debt is generally non-recourse in nature, and the general partners of which are mostly unaffiliated third-party developers. We account for our investments in operating partnerships using the equity method of accounting, unless they are required to be consolidated. We consolidate an operating partnership if the general partner is an affiliated entity or we otherwise have the power to direct activities that most significantly impact the entities' economic performance.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed structures, and were not involved in the design of these entities.

Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

that we are not the primary beneficiary of these entities. We have not included these entities in the tables above; however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10. INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately 3.0 percent to 14.0 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation principally for key assumptions such as mortality and interest rates used to discount cash flows, to reflect uncertainty given that actual experience might deviate from these assumptions. Establishing margins at contract inception requires management judgment. The extent of the margin for adverse deviation may vary depending on the uncertainty of the cash flows, which is affected by the volatility of the business and the extent of our experience with the product.

A loss recognition occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether a loss recognition exists, we determine whether a future loss is expected based on updated current assumptions. If a loss recognition exists, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

Sales of investment securities in connection with a program to utilize capital loss carryforwards, as well as other investment sales with subsequent reinvestment at lower yields, triggered loss recognition expense primarily on certain long-term payout annuity contracts of $21 million and $886 million in 2014 and 2013, respectively. No loss recognition was recorded in 2015 related to the utilization of capital loss carryforwards. We also recorded loss recognition expense of $28 million in 2015 and $87 million in 2014 to increase reserves for certain long-term care business.

Policyholder Contract Deposits

The liability for policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.2 percent to 7.8 percent at December 31, 2015, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


In addition to liabilities for universal life, fixed annuities, fixed options within variable annuities, annuities without life contingencies, funding agreements and GICs, policyholder contract deposits also include our liability for (a) certain guaranteed benefits and indexed features accounted for as embedded derivatives at fair value, (b) annuities issued in a structured settlement arrangement with no life contingency and (c) certain contracts we have elected to account for at fair value. In addition, certain GIC contracts contain embedded derivatives that are bifurcated and carried at fair value in policyholder contract deposits with the change in fair value recorded in policyholder benefits. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

For universal life policies with secondary guarantees, we recognize certain liabilities in addition to policyholder account balances. For universal life policies with secondary guarantees, as well as other universal life policies for which profits followed by losses are expected at contract inception, a liability is recognized based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish a liability, in addition to policyholder account balances, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years. Universal life account balances as well as these additional liabilities related to universal life products are reported within policyholder contract deposits in the Consolidated Balance Sheets.

Under a funding agreement-backed notes issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs we issued to the trust.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consist of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of estimated gross profit to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees.

Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 1.0 percent of the gross insurance in force at December 31, 2015 and 2.2 percent of gross premiums in 2015. Policyholder dividends were $22 million in 2015 and $28 million in both 2014 and 2013 and are included in policyholder benefits in the Consolidated Statements of Income.

Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue with the unearned portions of the premiums recorded as liabilities in other policyholder funds. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

11. VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Consolidated Statements of Income, Comprehensive Income (Loss) and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or in other instances at specified dates during the accumulation period. Living benefits include guaranteed minimum income benefits (GMIB), guaranteed minimum withdrawal benefits (GMWB), and guaranteed minimum accumulation benefits
(GMAB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, because the features are mutually exclusive, so the exposure to the guaranteed amount for each feature is independent of the exposure from other features (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse's death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features, and as a result the net amount at risk for each feature is not additive to that of other features.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31,
                                          ---------------
                      (in millions)        2015    2014
                      -------------       ------- -------
                      Equity funds        $15,038 $14,844
                      Bond funds            4,069   4,380
                      Balanced funds       19,175  16,856
                      Money market funds      324     295
                                          ------- -------
                      Total               $38,606 $36,375
                                          ======= =======

GMDB and GMIB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in rare instances, no minimum return) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is our most widely offered benefit. Our account values subject to guarantees also include GMIB to a lesser extent, which is no longer offered.

The liabilities for GMDB and GMIB, which are recorded in future policyholder benefits, represent the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                                December 31, 2015          December 31, 2014
-                                         ----------------------------- -----------------------
                                                                                       Highest
                                           Net Deposits     Highest      Net Deposits  Contract
                                          Plus a Minimum Contract Value Plus a Minimum  Value
(dollars in millions)                         Return        Attained        Return     Attained
---------------------                     -------------- -------------- -------------- --------
Account value                                $29,404        $15,045        $25,715     $14,373
Net amount at risk                             1,213            939            586         496
Average attained age of contract holders          67             69             66          68
Range of guaranteed minimum return rates       0%-4%                         0%-5%

The following table presents a rollforward of the GMDB and GMIB liabilities related to variable annuity contracts:

                                         Years Ended December 31,
                                        --------------------------
            (in millions)               2015     2014       2013
            -------------               ----  ---------  ---------
                                               (Revised)  (Revised)
            Balance, beginning of year  $363  $     361  $     390
               Reserve increase          150         65         26
               Benefits paid             (54)       (63)       (55)
                                        ----  ---------  ---------
            Balance, end of year        $459  $     363  $     361
                                        ====  =========  =========

Assumptions used to determine the GMDB and GMIB liability include interest rates, which vary by year of issuance and products; mortality and lapse rates, which are based upon actual experience modified to allow for variations in policy form; investment returns, using assumptions from a randomly generated model; and asset growth assumptions, which include a reversion to the mean methodology, similar to that applied for DAC.

We regularly evaluate estimates used to determine the GMDB liability and adjust the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


GMWB and GMAB

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses). These include GMWB and GMAB as well as index annuities and indexed universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB benefits and, to a lesser extent, GMAB benefits, which are not currently offered. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living. With a GMAB benefit, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract, provided the contract holder persists until the maturity date.

The liabilities for GMWB and GMAB, which are recorded in policyholder contract deposits, are accounted for as embedded derivatives measured at fair value, with changes in the fair value of the liabilities recorded in other net realized capital gains (losses). The fair value of these embedded derivatives was a net liability of $-1031.0 million and $-680.0 million at December 31, 2015 and 2014, respectively. See Note 3 for discussion of the fair value measurement of guaranteed benefits that are accounted for as embedded derivatives. We had account values subject to GMWB and GMAB that totaled $32.8 billion and $30.0 billion at December 31, 2015 and 2014, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value, assuming no lapses. The net amount at risk for GMAB represents the present value of minimum guaranteed account value in excess of the current account balance, assuming no lapses. In aggregate, the net amount at risk related to the GMWB and GMAB guarantees was $520 million and $269 million at December 31, 2015 and 2014, respectively. We use derivative instruments and other financial instruments to mitigate a portion of our exposure that arises from GMWB and GMAB benefits.

12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Consolidated Statements of Income. See Note 3 for discussion of fair value measurements.

The following table lists our total debt outstanding. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2015, including fixed and variable-rates:

                                                                                  Balance at December 31,
                                                           Range of     Maturity  ----------------------
(in millions)                                          Interest Rate(s) Date(s)      2015        2014
-------------                                          ---------------- ---------  --------   ---------
                                                                                              (Revised)
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs                     0.00% - 6.51%      2041 $    143   $     144
   Notes payable of consolidated VIEs, at fair value     5.00% - 11.93% 2060-2061      474         514
   Intercompany loan facility                          LIBOR plus 0.15%      2016      100          --
                                                                                   --------   ---------
Total notes payable - to affiliates, net                                               717         658
                                                                                   --------   ---------
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                     1.33% - 5.60% 2018-2061      311         488
   FHLB borrowings                                                                      --          32
   Debt of consolidated investments                       5.77% - 7.68% 2016-2038       95          97
                                                                                   --------   ---------
Total notes payable - to third parties, net                                            406         617
                                                                                   --------   ---------
Total notes payable                                                               $  1,123   $   1,275
                                                                                   ========   =========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents maturities of long-term debt, including fair value adjustments, when applicable:

                                                                          Year Ending
December 31, 2015                                             -----------------------------------
(in millions)                                          Total  2016 2017 2018 2019 2020 Thereafter
-------------                                          ------ ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs                  $  143 $ -- $--  $--  $--  $--    $  143
   Notes payable of consolidated VIEs, at fair value      474   --  --   --   --   --       474
   Intercompany loan facility                             100  100  --   --   --   --        --
                                                       ------ ---- ---  ---  ---  ---    ------
Total notes payable - to affiliates, net               $  717 $100 $--  $--  $--  $--    $  617
                                                       ------ ---- ---  ---  ---  ---    ------
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                     311   --  --    3   --   --       308
   Debt of consolidated investments                        95   13  --   --   --   --        82
                                                       ------ ---- ---  ---  ---  ---    ------
Total notes payable - to third parties, net               406   13  --    3   --   --       390
                                                       ------ ---- ---  ---  ---  ---    ------
Total notes payable                                    $1,123 $113 $--  $ 3  $--  $--    $1,007
                                                       ====== ==== ===  ===  ===  ===    ======

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity, or for other uses deemed appropriate by management. In 2015, we expanded the capacity of the FHLB Advance Facility operational plan. The purpose of this plan is to more effectively utilize the FHLB facility to manage short-term cash management and/or liquidity needs. Pursuant to the plan, we may periodically obtain cash advances on a same-day basis, up to an internally approved limit. To provide adequate collateral for potential advances under the Advance Facility, we increased the amount of securities pledged to the FHLBs. The fair value of all collateral pledged to secure advances from the FHLBs included the value of our pledged FHLB common stock. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

Intercompany Loan Facility

On January 1, 2015, we and certain of our affiliates entered into a revolving loan facility with AIG Parent, pursuant to which we and each such affiliate can, on a several basis, borrow monies from AIG Parent (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with our maximum borrowing limit being $500 million.

At December 31, 2015, we had $100 million outstanding under this facility.

13. COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We occupy leased space in many locations under various long-term leases, and have entered into various leases covering long-term use of data processing equipment.

The following table presents the future minimum lease payments under operating leases at December 31, 2015:

                        (in millions)
                        -------------
                        2016                        $ 28
                        2017                          26
                        2018                          20
                        2019                          18
                        2020                          16
                        Remaining years after 2020    52
                                                    ----
                        Total                       $160
                                                    ====

Rent expense was $30 million, $29 million and $32 million in 2015, 2014 and 2013, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Commitments to Fund Partnership Investments

In the normal course of business, we enter into commitments to invest in limited partnerships, private equity funds and hedge funds. These commitments totaled $472 million at December 31, 2015.

Mortgage Loan Commitments

We have $984 million and $143 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2015.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments (GFA) when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future GFA, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. Our liability for these guaranty fund assessments was $11 million and $12 million at December 31, 2015 and 2014, respectively.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


14. EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                                                        December 31,
                                                                                     -----------------
(in millions)                                                                         2015      2014
-------------                                                                        ------  ---------
                                                                                              (Revised)
Unrealized appreciation of fixed maturity and equity securities, available for sale  $2,968  $   8,188
Net unrealized gains on other invested assets                                           549        832
Adjustments to DAC, VOBA and deferred sales inducements                                (500)    (1,183)
Shadow loss recognition                                                                 (18)      (872)
Foreign currency translation adjustments                                                 (3)        (4)
Deferred income tax                                                                    (663)    (1,026)
                                                                                     ------  ---------
Accumulated other comprehensive income                                               $2,333  $   5,935
                                                                                     ======  =========

The following table presents the other comprehensive income (loss) reclassification adjustments:

                                               Unrealized
                                              Appreciation
                                             (Depreciation)
                                                of Fixed
                                                Maturity
                                              Investments
                                                on Which
                                              Other-Than-                  Adjustments
                                               Temporary      Unrealized     to DAC,
                                                 Credit      Appreciation   VOBA, and  Unrealized    Foreign
                                              Impairments   (Depreciation)  Deferred    Insurance   Currency
                                                  were       of All Other     Sales       Loss     Translation
(in millions)                                  Recognized    Investments   Inducements Recognition Adjustments  Total
-------------                                -------------- -------------- ----------- ----------- ----------- -------
December 31, 2013 (Revised)
Unrealized change arising during period          $ 461         $(6,597)       $ 885      $1,152       $ (9)    $(4,108)
Less: Reclassification adjustments included
  in net income                                     92           1,726           50        (886)        (5)        977
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)              369          (8,323)         835       2,038         (4)     (5,085)
Less: Income tax expense (benefit)                 127          (3,024)         293         713         (1)     (1,892)
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $ 242         $(5,299)       $ 542      $1,325       $ (3)    $(3,193)
                                                 =====         =======        =====      ======       ====     =======
December 31, 2014 (Revised)
Unrealized change arising during period          $ 130         $ 4,261        $(183)     $ (963)      $(17)    $ 3,228
Less: Reclassification adjustments included
  in net income                                     52             163           60        (101)        (9)        165
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)               78           4,098         (243)       (862)        (8)      3,063
Less: Income tax expense (benefit)                  30             198          (91)       (306)        (3)       (172)
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $  48         $ 3,900        $(152)     $ (556)      $ (5)    $ 3,235
                                                 =====         =======        =====      ======       ====     =======
Year ended December 31, 2015
Unrealized change arising during period          $(304)        $(5,202)       $ 688      $  854       $ 10     $(3,954)
Less: Reclassification adjustments included
  in net income                                     38             (39)           5          --         14          18
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)             (342)         (5,163)         683         854         (4)     (3,972)
Less: Income tax expense (benefit)                (117)           (795)         241         303         (2)       (370)
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $(225)        $(4,368)       $ 442      $  551       $ (2)    $(3,602)
                                                 =====         =======        =====      ======       ====     =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

                                                     Amount Reclassified from
                                                       Accumulated Other
                                                     Comprehensive Income
                                                     -----------------------
                                                     December 31,
                                                     -----------------------  Affected Line Item in the
(in millions)                                         2015    2014     2013   Statements of Income
                                                     -----   -----   ------   --------------------------------------------------
Unrealized appreciation of fixed maturity
  investments on which other-than-temporary credit
  impairments were recognized                        $  38   $  52   $   92   Net realized capital gains (losses)
Unrealized appreciation (depreciation) of all other
  investments                                          (39)    163    1,726   Net realized capital gains (losses)
Adjustments to DAC, VOBA and deferred sales
  inducements                                            5      60       50   Amortization of deferred policy acquisition costs
Shadow loss recognition                                 --    (101)    (886)  Policyholder benefits
Foreign currency translation adjustments                14      (9)      (5)
                                                     -----   -----   ------
   Total reclassifications for the period            $  18   $ 165   $  977
                                                     =====   =====   ======

15. STATUTORY FINANCIAL DATA AND RESTRICTIONS

The following table presents our statutory net income and capital and surplus:

 (in millions)                                              2015   2014   2013
 -------------                                             ------ ------ ------
 Years Ended December 31,
 Statutory net income                                      $1,413 $1,862 $3,431

 At December 31,
 Statutory capital and surplus                              8,894  9,167
 Aggregate minimum required statutory capital and surplus   2,134  2,184

We file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The aggregate minimum required statutory capital and surplus is based on the greater of the Risk-based Capital (RBC) level that would trigger regulatory action or minimum requirements per state insurance regulation. At both December 31, 2015 and 2014, we exceeded the minimum required statutory capital and surplus requirements and all RBC minimum required levels.

In 2015, we adopted a permitted statutory accounting practice to report derivatives used to hedge interest rate risk on product-related embedded derivatives at amortized cost instead of fair value. The initial adoption of the permitted practice resulted in a reduction to our statutory surplus of $366 million at December 31, 2015. Other than the adoption of this permitted practice in 2015, the use of prescribed or permitted statutory accounting practices did not result in reported statutory surplus or risk-based capital that is significantly different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices been followed in all respects.

Dividend Restrictions

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid over a rolling 12-month period to shareholders of Texas domiciled insurance companies

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

without obtaining the prior approval of the TDI is limited to the greater of:
(1) 10 percent of the preceding year's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of our unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2016 without prior approval of the TDI is $1.4 billion. Dividend payments in excess of positive retained earnings in 2013 and 2014 were classified and reported as a return of capital.

16. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG Parent, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

On August 27, 2015, AIG Parent amended the defined benefit pension plans, to freeze benefit accruals effective January 1, 2016. Consequently, these plans were closed to new participants and current participants ceased earning additional benefits as of December 31, 2015. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

Effective January 1, 2016, AIG Parent provides participants in the AIG Incentive Savings Plan an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service (IRS)-imposed limitations.

We are jointly and severally responsible with AIG Parent and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

17. INCOME TAXES

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

        Years Ended December 31,
        (in millions)                        2015     2014       2013
        -------------                       -----  ---------  ---------
                                                   (Revised)  (Revised)
        Current                             $ 549  $     401  $      81
        Deferred                             (111)       533       (368)
                                            -----  ---------  ---------
        Total income tax expense (benefit)  $ 438  $     934  $    (287)
                                            =====  =========  =========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The U.S. statutory income tax rate is 35 percent for 2015, 2014 and 2013. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

Years Ended December 31,
(in millions)                                                      2015     2014       2013
-------------                                                      ----  ---------  ---------
                                                                         (Revised)  (Revised)
U.S federal income tax expense at statutory rate                   $593  $   1,034  $   1,587
Adjustments:
   Reclassifications from accumulated other comprehensive income    (94)        19        (34)
   Dividends received deduction                                     (30)       (25)       (23)
   State income tax                                                  (5)        (1)        (6)
   Valuation allowance                                               --        (93)    (1,804)
   Other credits, taxes and settlements                             (26)        --         (7)
                                                                   ----  ---------  ---------
Total income tax expense (benefit)                                 $438  $     934  $    (287)
                                                                   ----  ---------  ---------

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                                2015      2014
-------------                                                              -------  ---------
                                                                                    (Revised)
Deferred tax assets:
   Losses and tax credit carryforwards                                     $   259  $     258
   Basis differences on investments                                          2,516      2,063
   Policy reserves                                                           1,765      1,855
                                                                           -------  ---------
Total deferred tax assets                                                    4,540      4,176
                                                                           -------  ---------
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (2,021)    (1,669)
   Net unrealized gains on debt and equity securities available for sale    (1,057)    (2,438)
   State deferred tax liabilities                                              (18)       (30)
   Capitalized EDP                                                             (52)       (44)
   Other                                                                       (27)       (30)
                                                                           -------  ---------
Total deferred tax liabilities                                              (3,175)    (4,211)
                                                                           -------  ---------
Net deferred tax asset (liability) before valuation allowance                1,365        (35)
Valuation allowance                                                           (920)        --
                                                                           -------  ---------
Net deferred tax asset (liability)                                         $   445  $     (35)
                                                                           =======  =========

The following table presents our tax losses and credit carryforwards on a tax return basis.

         December 31, 2015                            Tax   Expiration
         (in millions)                     Gross Effected      Periods
         -------------                     ----- -------- ------------
         Net operating loss carryforwards   $59    $ 21   2028 to 2032
         Foreign tax credit carryforwards    --      44   2016 to 2024
         Business credit carryforwards       --     194   2025 to 2034
                                                   ----
         Total carryforwards                       $259
                                                   ====

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG Parent does not have state tax sharing agreements. AIG Parent has determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

.. the nature, frequency and severity of cumulative financial reporting losses in recent years;

.. the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

.. the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

.. prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.

At December 31, 2015, recent changes in market conditions, including rising interest rates, impacted the unrealized tax losses in our available for sale portfolio, resulting in an increase to the related deferred tax asset. The deferred tax asset relates to the unrealized losses for which the carryforward period has not yet begun, and as such, when assessing its recoverability, we consider our ability and intent to hold the underlying securities to recovery. As of December 31, 2015, based on all available evidence, we concluded that a valuation allowance should be established on a portion of the deferred tax asset related to unrealized losses that are not more-likely-than-not to be realized.

In 2015, we established $920 million of valuation allowance associated with unrealized tax losses, all of which was allocated to other comprehensive income. For the year ended December 31, 2014, we recognized a decrease of $1.4 billion in the capital loss carryforward valuation allowance of which $93 million was allocated to income from continuing operations and $1.3 billion was allocated to other comprehensive income. Included in the $1.4 billion was a decrease in the capital loss carryforward valuation allowance of $187 million related to capital loss carryforward previously treated as expired that was restored and utilized in 2014.

Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                           Years Ended December 31,
                                                           -----------------------
       (in millions)                                         2015         2014
       -------------                                       ------       ------
       Gross unrecognized tax benefits, beginning of year  $  27        $  36
          Increases in tax position for prior years            6           --
          Decreases in tax position for prior years           --           (9)
                                                           -----        -----
       Gross unrecognized tax benefits, end of year        $  33        $  27
                                                           =====        =====

At December 31, 2015 and 2014, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $33 million and $27 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At both December 31, 2015 and 2014, we had accrued liabilities of $7 million for the payment of interest (net of the federal benefit) and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

penalties. In 2015, 2014 and 2013, we recognized expense of $1 million, income of $10 million and expense of $6 million respectively, for interest (net of the federal benefit) and penalties related to unrecognized tax benefits.

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2015, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

We are currently under IRS examination for the taxable years 2007 to 2010. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. Taxable years 2001 to 2015 remain subject to examination by major tax jurisdictions.

18. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG Parent is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution (SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG Parent was subject to regulation by the Federal Reserve as a savings and loan holding company as of March 31, 2014.

As part of broad and on-going efforts to transform AIG Parent for long-term competitiveness, in the third quarter of 2015, AIG Parent finalized a series of initiatives focused on organizational simplification, operational efficiency, and business rationalization. On January 26, 2016, AIG Parent announced several actions designed to create a leaner, more profitable and focused insurer. These actions included a plan to reorganize its operating model into "modular," self-contained business units to enhance transparency and accountability. AIG Parent also introduced a new legacy portfolio, which aims to maximize value and release capital of certain run-off non-strategic assets and highlight progress on improving the return on equity of its operating portfolio.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the U.S. Securities and Exchange Commission (SEC), which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately $315 million, $305 million and $297 million for such services in 2015, 2014 and 2013, respectively. Accounts payable for such services were $692 million and $240 million at December 31, 2015 and 2014, respectively. We rent facilities and provide services on an allocated cost basis to various affiliates. We also provide shared services, including technology, to a number of AIG's life insurance subsidiaries. We earned approximately $812 million, $813 million and $805 million for such services and rent in 2015, 2014 and 2013, respectively. Accounts receivable for rent and services were $457 million and $57 million at December 31, 2015 and 2014, respectively.

We pay commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing our annuity products and mutual funds. Amounts incurred related to the broker-dealer services totaled $50 million, $55 million and $50 million in 2015, 2014 and 2013, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Selkirk Transactions

See Note 9 for discussion of Selkirk transactions.

Lighthouse VI

During 2013, we, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within our Representative Security Account (RSA).

In each transaction, a portion of our securities were transferred to the RSA of our affiliate, The Variable Annuity Life Insurance Company (VALIC), in exchange for other VALIC securities. During 2015, we transferred securities with a fair market value of $121 million to two of the CTFs, of which 20% were then transferred to the RSA of VALIC, and the remaining 80% of the securities were transferred to our RSA. The assets transferred to VALIC's RSA in 2015 and 2013 qualified for de-recognition treatment.

Ambrose Transactions

During 2013 and 2014, we entered into securitization transactions in which we transferred portfolios of high grade corporate securities, and structured securities acquired from AIG Parent, to newly formed special purpose entities (the Ambrose entities), which are VIEs that we consolidate. As consideration for the transferred securities, we received beneficial interests in tranches of structured securities (Class A1, B, C and X) issued by each Ambrose entity. The Class A1, B and C Notes were designed to closely replicate the interest and principal amortization payments of the transferred securities. The Class X notes were subsequently transferred to AIG Parent. Each Ambrose entity issued a tranche of Class A2 notes to third party investors. One of the Ambrose entities also issued notes to our affiliate, VALIC, as consideration for similar transferred financial assets.

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG Parent, which are guaranteed by AIG Parent. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand. AIG Parent indirectly bears the first loss position in each transaction through its ownership of the Class X notes and its guarantee of the capital commitments.

These capital commitments received by the Ambrose entities range from $200 million to $400 million per entity.

American Home and National Union Guarantees

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and December 29, 2006.

We, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

We, as successor-in-interest to SunAmerica Annuity and Life Assurance Company
(SAAL) and SunAmerica Life Insurance Company (SALIC) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

We, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), have a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for variable products we issued that are subject to the Guarantees.

Other

We purchase or sell securities, at fair market value, to or from our affiliates in the ordinary course of business.

During 2015, we transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $507 million, as part of an initiative to improve asset-liability management in AIG's domestic life and property casualty insurance companies. The initial purchase price will be adjusted after receipt of the limited partnerships' 2015 audited financial statements.

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant.

We had liabilities of $1.3 billion at both December 31, 2015 and 2014 related to SPIAs issued by us in conjunction with structured settlement transactions involving affiliated property and casualty insurers where those members remained contingently liable for the payments to the claimant. In addition, we had liabilities for the structured settlement transactions where the affiliated property and casualty insurers were no longer contingently liable for the payments to the claimant.

19. SUBSEQUENT EVENTS

We consider events or transactions that occur after the balance sheet date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. We have evaluated subsequent events through April 28, 2016, the date the financial statements were issued.

AIG announced on January 26, 2016 that it has agreed to sell AIG Advisor Group, our network of independent broker-dealers, to investment funds affiliated with Lightyear Capital LLC and PSP Investments. The transaction is expected to close in the second quarter of 2016, subject to regulatory approvals. Our consolidated Balance Sheet at December 31, 2015 reflected the assets and liabilities of AIG Advisor Group, which included $69 million of receivables, $286 million of other assets, $56 million of cash, $45 million of invested assets, $17 million of deferred income tax assets and $104 million of other liabilities. Our consolidated statements of income included total revenues of AIG Advisor Group of $1.4 billion in both 2015 and 2014, and $1.3 billion in 2013, and total expenses of AIG Advisor Group of $1.3 billion in both 2015 and 2014, and $1.2 billion in 2013.

                        American Home Assurance Company
                                An AIG Company

                               NAIC Code: 19380

                     Statutory Basis Financial Statements
                       As of December 31, 2015 and 2014
           and for the years ended December 31, 2015, 2014 and 2013

                                  (AIG LOGO)

                        American Home Assurance Company

                     Statutory Basis Financial Statements

  As of December 31, 2015 and 2014 and for the years ended December 31, 2015,
                                 2014 and 2013

                               Table of Contents

         Independent Auditor's Report                                                  1

         Statements of Admitted Assets                                                 3

         Statements of Liabilities, Capital and Surplus                                4

         Statements of Operations and Changes in Capital and Surplus                   5

         Statements of Cash Flows                                                      6

Note 1   Organization and Summary of Significant Statutory Basis Accounting Policies   7

Note 2   Accounting Adjustments to Statutory Basis Financial Statements               19

Note 3   Investments                                                                  22

Note 4   Fair Value of Financial Instruments                                          26

Note 5   Reserves for Losses and Loss Adjustment Expenses                             28

Note 6   Related Party Transactions                                                   31

Note 7   Reinsurance                                                                  40

Note 8   Income Taxes                                                                 43

Note 9   Capital and Surplus and Dividend Restrictions                                50

Note 10  Contingencies                                                                51

Note 11  Other Significant Matters                                                    54

Note 12  Subsequent Events                                                            56

                         Independent Auditor's Report

To the Board of Directors and Stockholders of American Home Assurance Company:

We have audited the accompanying statutory basis financial statements of American Home Assurance Company (the "Company"), which comprise the statements of admitted assets, liabilities and capital and surplus as of December 31, 2015 and 2014, and the related statements of operations and changes in capital and surplus and of cash flows for each of the three years in the period ended December 31, 2015.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of the financial statements that are free from material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America described in Notes 1B and 1D, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2015.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services, as described in Note 1B.

Emphasis of Matters

As discussed in Notes 1 and 6 to the accompanying financial statements, effective January 1, 2014, the National Union Admitted Lines Pooling Agreement and the AIG Property Casualty Surplus Lines Pooling Agreement were amended and replaced with a combined pooling agreement among the existing companies and AIU Insurance Company (the "Combined Pooling Agreement"). The Company's financial information as of and for the years ended December 31, 2015 and 2014 have therefore been presented in accordance with the terms of the Combined Pooling Agreement. The comparative financial statements for the year ended December 31, 2013 are reflective of the National Union Admitted Lines Pooling Agreement participation percentage that was in place during that year. Our opinion is not modified with respect to this matter.

As discussed in Notes 1, 5, 6 and 7 to the accompanying financial statements, the Company has entered into significant transactions with certain affiliated entities. Our opinion is not modified with respect to this matter.

/s/ PricewaterhouseCoopers LLP

April 27, 2016

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

                         Statements of Admitted Assets

                                                                                     December 31, December 31,
                                                                                         2015         2014
                                                                                     ------------ ------------
Cash and invested assets:
   Bonds, primarily at amortized cost (fair value: 2015 - $16,942; 2014 - $19,062)   $    16,339  $    18,101
   Common stocks, at carrying value adjusted for nonadmitted assets
     (cost: 2015 - $252; 2014 - $87)                                                         244          107
   Preferred stocks, primarily at fair value (cost: 2015 - $34; 2014 - $18)                   34           18
   Other invested assets (cost: 2015 - $3,888; 2014 - $2,483)                              4,143        2,861
   Mortgage loans                                                                          1,185        1,050
   Derivative instruments                                                                     13           33
   Short-term investments, at amortized cost (approximates fair value)                        36          295
   Cash and cash equivalents                                                                  95          432
   Receivable for securities sold and other                                                    6            3
                                                                                     -----------  -----------
       Total cash and invested assets                                                $    22,095  $    22,900
                                                                                     -----------  -----------
Investment income due and accrued                                                    $       140  $       161
Agents' balances or uncollected premiums:
   Premiums in course of collection                                                          839          711
   Premiums and installments booked but deferred and not yet due                             289          285
   Accrued retrospective premiums                                                            586          694
High deductible policy receivables                                                            55           89
Reinsurance recoverable on loss payments                                                     338          405
Funds held by or deposited with reinsurers                                                   184          191
Net deferred tax assets                                                                      846          794
Equities in underwriting pools and associations                                               12          118
Receivables from parent, subsidiaries and affiliates                                         684            1
Other assets                                                                                 117          141
Allowance provision                                                                          (82)         (82)
                                                                                     -----------  -----------
       Total admitted assets                                                         $    26,103  $    26,408
                                                                                     ===========  ===========

               See Notes to Statutory Basis Financial Statements

--------------------------------------------------------------------------------
3   STATEMENTS OF ADMITTED ASSETS - As of December 31, 2015 and 2014

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions, Except Par Value Per Share Information)
--------------------------------------------------------------------------------

                Statements of Liabilities, Capital and Surplus

                                                                                               December 31, December 31,
                                                                                                   2015         2014
                                                                                               ------------ ------------
Liabilities
Reserves for losses and loss adjustment expenses                                               $    13,171  $    13,429
Paid loss clearing contra liability (loss reserve offset for paid claims)                              (62)        (172)
Unearned premium reserves                                                                            3,181        2,969
Commissions, premium taxes, and other expenses payable                                                 238          247
Reinsurance payable on paid loss and loss adjustment expenses                                          205          163
Current federal taxes payable                                                                            5            5
Funds held by company under reinsurance treaties                                                     1,379        1,051
Provision for reinsurance                                                                               34           61
Ceded reinsurance premiums payable, net of ceding commissions                                          339          367
Collateral deposit liability                                                                           334          340
Payable for securities purchased                                                                         6           50
Payable to parent, subsidiaries and affiliates                                                         205          250
Other liabilities                                                                                      427          400
                                                                                               -----------  -----------
   Total liabilities                                                                           $    19,462  $    19,160
                                                                                               -----------  -----------
Capital and Surplus
Common capital stock, $17 par value, 1,758,158 shares authorized, 1,695,054 shares issued and
  outstanding                                                                                  $        29  $        29
Capital in excess of par value                                                                       6,139        5,363
Unassigned surplus                                                                                     471        1,853
Special surplus funds                                                                                    2            3
                                                                                               -----------  -----------
Total capital and surplus                                                                      $     6,641  $     7,248
                                                                                               -----------  -----------
Total liabilities, capital and surplus                                                         $    26,103  $    26,408
                                                                                               ===========  ===========

               See Notes to Statutory Basis Financial Statements

--------------------------------------------------------------------------------
4   STATEMENTS OF LIABILITIES, CAPITAL and SURPLUS - As of December 31, 2015
and 2014

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

          Statements of Operations and Changes in Capital and Surplus

                                                                               For the Years Ended December 31,
                                                                           ------------------------------------
                                                                                 2015        2014        2013
                                                                           -----------  ----------  ----------
Statement of Operations
Premiums earned                                                             $    5,495  $    5,593  $    5,427
                                                                           -----------  ----------  ----------
   Losses incurred                                                               3,940       3,416       3,156
   Loss adjustment expenses                                                      1,032         733         644
   Other underwriting expenses                                                   1,686       1,674       2,157
                                                                           -----------  ----------  ----------
Total underwriting expenses                                                      6,658       5,823       5,957
                                                                           -----------  ----------  ----------
Net underwriting loss                                                           (1,163)       (230)       (530)
                                                                           -----------  ----------  ----------
Investment gain:
   Net investment income earned                                                  1,209       1,188         896
   Net realized capital (losses) gains (net of capital gains tax
     expense (benefit): 2015 - $15; 2014 - $53; 2013 - $37)                       (107)       (161)        344
                                                                           -----------  ----------  ----------
Net investment gain                                                              1,102       1,027       1,240
                                                                           -----------  ----------  ----------
Net gain (loss) from agents' or premium balances charged-off                       (19)         (1)        (24)
Other (expense) income                                                              (5)        (11)         (9)
                                                                           -----------  ----------  ----------
Income after capital gains taxes and before federal income taxes                   (85)        785         677
Federal and foreign income tax (benefit) expense                                   (10)        (23)        (26)
                                                                           -----------  ----------  ----------
Net income (loss)                                                           $      (75) $      808  $      703
                                                                           -----------  ----------  ----------
Changes in capital and surplus
Capital and surplus, as of December 31, previous year                       $    7,248  $    5,092  $    6,004
   Adjustment to beginning surplus (Note 2)                                        (27)         (6)        (94)
                                                                           -----------  ----------  ----------
Capital and surplus, as of January 1,                                            7,221       5,086       5,910
   Other changes in capital and surplus:
       Net income                                                                  (75)        808         703
       Change in net unrealized capital losses (net of capital gains tax expense (benefit) : 2015 - $(40); 2014 - $8; 2013 -
         $(31))                                                                   (179)        (47)       (172)
       Change in net deferred income tax                                            81        (391)        (28)
       Change in nonadmitted assets                                                (45)        731        (210)
       Change in provision for reinsurance                                          27          (3)         (8)
       Capital contribution (distribution)                                         776       1,315          --
       Change in par value of common stock                                          --           9          --
       Dividends to stockholder                                                 (1,200)       (384)     (1,215)
       Foreign exchange translation                                                 58         123         113
       Change in statutory contingency reserve                                     (22)         --          --
       Other surplus adjustments                                                    (1)          1          (1)
                                                                           -----------  ----------  ----------
   Total changes in capital and surplus                                           (580)      2,162        (818)
                                                                           -----------  ----------  ----------
Capital and Surplus, as of December 31,                                     $    6,641  $    7,248  $    5,092
                                                                           ===========  ==========  ==========

               See Notes to Statutory Basis Financial Statements

--------------------------------------------------------------------------------
5   STATEMENTS OF OPERATIONS and CHANGES IN CAPITAL AND SURPLUS - for the years ending December 31, 2015, 2014 and 2013

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)

                           Statements of Cash Flows

                                                                          Years Ended December 31,
                                                                       ------------------------------
                                                                         2015       2014       2013
                                                                       --------  ----------  --------
Cash from Operations
   Premiums collected, net of reinsurance                              $  5,676  $    5,588  $  5,895
   Net investment income                                                  1,051       1,008       782
   Miscellaneous income (expense)                                           (27)        (94)      (75)
                                                                       --------  ----------  --------
   Sub-total                                                           $  6,700  $    6,502  $  6,602
                                                                       --------  ----------  --------
   Benefit and loss related payments                                      3,912       3,768     3,565
   Commission and other expense paid                                      2,510       2,427     2,706
   Federal and foreign income taxes (recovered) paid                          1         (17)        7
                                                                       --------  ----------  --------
   Net cash provided from operations                                   $    277  $      324  $    324
                                                                       --------  ----------  --------
Cash from Investments
Proceeds from investments sold, matured, or repaid
   Bonds                                                                  5,222       5,593     4,490
   Stocks                                                                   186          17         5
   Mortgage loans                                                           272          43         1
   Other investments                                                        304         388       197
                                                                       --------  ----------  --------
   Total proceeds from investments sold, matured, or repaid            $  5,984  $    6,041  $  4,693
                                                                       --------  ----------  --------
Cost of investments acquired
   Bonds                                                                  4,245       6,010     4,170
   Stocks                                                                   251         360        39
   Mortgage loans                                                           440         583       464
   Other investments                                                      1,827         897       642
                                                                       --------  ----------  --------
   Total cost of investments acquired                                  $  6,763  $    7,850  $  5,315
                                                                       --------  ----------  --------
   Net cash (used in) provided from investing activities               $   (779) $   (1,809) $   (622)
                                                                       --------  ----------  --------
Cash from Financing and Miscellaneous Sources
   Capital contributions                                                     --           1        --
   Dividends to stockholder                                                (914)       (150)     (820)
   Borrowed funds received                                                   30          --        --
   Intercompany receipts (payments)                                         565       1,991        91
   Net deposit activity on deposit-type contracts and other insurance         1         (10)      (24)
   Equities in underwriting pools and associations                          118          95       476
   Collateral deposit liability (payments) receipts                          (5)        (75)       37
   Other (payments) receipts                                                111        (134)     (102)
                                                                       --------  ----------  --------
   Net cash provided from (used in) financing and miscellaneous
     activities                                                             (94)      1,718      (342)
                                                                       --------  ----------  --------
Net change in cash and short-term investments                              (596)        233      (640)
Cash and short-term investments
                                                                       --------  ----------  --------
   Beginning of year                                                   $    727  $      494  $  1,134
                                                                       --------  ----------  --------
   End of year                                                         $    131  $      727  $    494
                                                                       ========  ==========  ========

Refer to Note 11 D for description of non-cash items.

               See Notes to Statutory Basis Financial Statements

--------------------------------------------------------------------------------
6   STATEMENT OF CASH FLOW - for the years ended December 31, 2015, 2014 and
2013

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

1. Organization and Summary of Significant Statutory Basis Accounting Policies
--------------------------------------------------------------------------------

A. Basis of Organization and Presentation
--------------------------------------------------------------------------------

Organization
--------------------------------------------------------------------------------

American Home Assurance Company ("the Company" or "American Home") is a direct wholly-owned subsidiary of AIG Property Casualty U.S., Inc. ("AIG PC US"), a Delaware corporation, which is in turn owned by AIG Property Casualty Inc. ("AIG PC"), a Delaware corporation. The Company's ultimate parent is American International Group, Inc. (the "Ultimate Parent" or "AIG"). AIG conducts its property and casualty operations through multiple line companies writing substantially all commercial (casualty, property, specialty and financial liability) and consumer (accident & health and personal lines) both domestically and abroad.

Effective January 1, 2014, the National Union Admitted Lines Pooling Agreement (the "Admitted Pooling Agreement") and the AIG Property Casualty Surplus Lines Pooling Agreement (the "Surplus Pooling Agreement") were amended and replaced with a combined pooling agreement among the existing companies and AIU Insurance Company (the "Combined Pooling Agreement"), as listed below (the "Combined Pool").

The member companies of the Combined Pool, their National Association of Insurance Commissioners ("NAIC") company codes, inter-company pooling percentages under the Combined Pooling Agreement and states of domicile are as follows:

                                                                           NAIC     Pool Participation   State of
Company                                                                Company Code     Percentage       Domicile
---------------------------------------------------------------------  ------------ ------------------ ------------
National Union Fire Insurance Company of Pittsburgh, Pa. (National
  Union)*                                                                 19445             30%        Pennsylvania
American Home                                                             19380             30%          New York
Lexington Insurance Company (Lexington)                                   19437             30%          Delaware
Commerce and Industry Insurance Company (C&I)                             19410             5%           New York
AIG Property Casualty Company (APCC)                                      19402             5%         Pennsylvania
The Insurance Company of the State of Pennsylvania (ISOP)                 19429             0%         Pennsylvania
New Hampshire Insurance Company (New Hampshire)                           23841             0%           Illinois
AIG Specialty Insurance Company (Specialty)                               26883             0%           Illinois
AIG Assurance Company (Assurance)                                         40258             0%         Pennsylvania
Granite State Insurance Company (Granite)                                 23809             0%           Illinois
Illinois National Insurance Co. (Illinois National)                       23817             0%           Illinois
AIU Insurance Company (AIU)                                               19399             0%           New York

*  Lead Company of the Combined Pool

Refer to Note 6 for additional information on the Combined Pool and the effects of the changes in the intercompany pooling arrangements (the "2014 Pooling Restructure Transaction") and Note 12 regarding changes in the pooling participation percentage effective January 1, 2016.

The Company accepts commercial business primarily through a network of independent retail and wholesale brokers and through an independent agency network. In addition, the Company accepts consumer business primarily through agents and brokers, as well as through direct marketing, partner organizations and the internet. There were no Managing Agents or Third party administrators who placed direct written premium with the Company in an account exceeding more than 5.0 percent of surplus of the Company for the years ending December 31, 2015, 2014, and 2013.

--------------------------------------------------------------------------------
7 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The Company is diversified in terms of classes of its business, distribution network and geographic locations. The Company has direct written premium concentrations of 5.0 percent or more in the following locations:

State/ Location                                                               2015     2014    2013
--------------------------------------------------------------------------  -------- -------  -------
United Arab Emirates                                                        $    141 $    --  $    --
Florida                                                                           81      70       50
New York                                                                          47      28       15
Indiana**                                                                         43      --       --
Foreign - Japan*                                                                  --    (444)     785

* 2014 includes the impact of a ($726) reserve transfer due to the 2014 Japan Branch Conversion which was presented as negative written premium in accordance with statutory accounting presentation requirements (refer to Note 6D for more information).
** The Indiana amounts for 2014 and 2013 were below 5% and also below $1; therefore it is not being presented in the table above.

Basis of Presentation
--------------------------------------------------------------------------------

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY SAP"). Certain balances relating to prior periods have been reclassified to conform to the current year's presentation.

Additionally, the financial statements include the Company's U.S. operations, its Japan, Dubai, Caribbean, Jamaica and Argentina branch operations and its participation in the American International Overseas Association (the "Association"), as described in Note 6.

The Company's financial information as of and for the year ended December 31, 2015 and 2014 have been presented in accordance with the terms of the Combined Pooling Agreement. The financial information for the year ended December 31, 2013 is reflective of the Company's Admitted Pooling Agreement participation percentage in place during that year. Refer to Note 6 for additional information regarding the 2014 Pooling Restructure Transaction.

B. Permitted and Prescribed Practices
--------------------------------------------------------------------------------

NY SAP recognizes only statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY DFS") for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Code. The NAIC Statutory Accounting Principles included within the ACCOUNTING PRACTICES AND PROCEDURES MANUAL ("NAIC SAP") have been adopted as a component of prescribed practices by the NY DFS. The Superintendent of the NY DFS (the "Superintendent") has the right to permit other specific practices that differ from prescribed practices.

NY SAP has prescribed the practice of discounting workers' compensation known case loss reserves on a non-tabular basis. This practice is not prescribed under NAIC SAP.

Accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania ("PA SAP") has prescribed the availability of certain offsets in the calculation of the PROVISION FOR REINSURANCE, which offsets are not prescribed under NAIC SAP. The Company has received approval to reflect the transfer of the collection risk on certain of the Company's asbestos related reinsurance recoverable balances, to an authorized third party reinsurer, as another form of collateral acceptable to the commissioner with respect to the reinsurance recoverable balance from the original reinsurer.

In 2014, the Company received a permitted practice to present the consideration received in relation to loss reserves transferred other than via commutation as part of the updated and amended Combined Pooling Agreement transaction within paid losses rather than as premiums written and earned. For more information, see Note 6. Similarly, in 2013, the Company received a permitted practice to present the consideration received in relation to loss reserves transferred by novation as negative paid losses rather than premium written and earned, in relation to the withdrawal of a foreign affiliate from the Association, as described in Note 6. The Company requested such permitted practices as it believed the presentation within premiums would be distortive to the financial statements and not indicative of the economic substance of the respective transactions.

A similar permitted practice was received by the Company with respect to the presentation of consideration paid to Eaglestone Reinsurance Company ("Eaglestone") for loss portfolio transfers executed in 2015 and 2014.

--------------------------------------------------------------------------------
8 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The use of the aforementioned prescribed and permitted practices has not affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2015, 2014 and 2013 reporting periods.

A reconciliation of the net income and capital and surplus between NAIC SAP and practices prescribed or permitted by NY SAP is shown below:

                                                        2015        2014        2013
                                                     ----------  ----------  ----------
Net income (loss), NY basis                          $      (75) $      808  $      703
State prescribed or permitted practices - addition
  (charge) NAIC SAP:
   Change in non-tabular discounting                         77          40          32
                                                     ----------  ----------  ----------
Net income (loss), NAIC SAP                                   2         848         735
                                                     ----------  ----------  ----------
Statutory surplus, NY basis                               6,641       7,248       5,092
State prescribed or permitted practices - charge
  NAIC SAP:
   Non-tabular discounting                                 (306)       (383)       (423)
   Credits for reinsurance                                   (4)        (40)        (28)
   Credits for collection risk on certain asbestos
     reinsurance recoveries                                 (41)        (81)       (157)
                                                     ----------  ----------  ----------
Statutory surplus, NAIC SAP                          $    6,290  $    6,744  $    4,484
                                                     ==========  ==========  ==========

C. Use of Estimates in the Preparation of the Financial Statements
--------------------------------------------------------------------------------

The preparation of statutory financial statements in accordance with NY SAP requires the application of accounting policies that often involve a significant degree of judgment. The Company's accounting policies that are most dependent on the application of estimates and assumptions are considered critical accounting estimates and are related to the determination of:

..   Reserves for losses and loss adjustment expenses ("LAE") including estimates and recoverability of the related reinsurance assets;

..   Legal contingencies;

..   Other than temporary impairment ("OTTI") losses on investments;

..   Fair value of certain financial assets, impacting those investments measured at fair value in the Statements of Admitted Assets, Liabilities, Capital and Surplus, as well as unrealized gains (losses) included in capital and surplus; and

..   Income tax assets and liabilities, including the recoverability and admissibility of net deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset.

These accounting estimates require the use of assumptions about matters, including some that are highly uncertain at the time of estimation. It is reasonably possible that actual experience may materially differ from the assumptions used and therefore the Company's statutory financial condition, results of operations and cash flows could be materially affected.

D. Accounting Policy Differences
--------------------------------------------------------------------------------

NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("US GAAP"). NAIC SAP varies from US GAAP in certain respects, including:

Transactions                                    NAIC SAP Treatment                      US GAAP Treatment
-------------------------------------  -------------------------------------  -------------------------------------
Policy Acquisition Costs               Costs are immediately expensed and     Costs directly related to the
Principally brokerage commissions and  are included in OTHER UNDERWRITING     successful acquisition of new or
premium taxes arising from the         EXPENSES, except for reinsurance       renewal insurance contracts are
issuance of insurance contracts.       ceding commissions received in excess  deferred and amortized over the term of the cost to acquire business which  of the related insurance coverage.
                                       are recognized as a deferred
                                       liability and amortized over the
                                       period of the reinsurance agreement.

Unearned Premiums, Unpaid Losses and   Presented net of reinsurance           Presented gross of reinsurance with
Loss Expense Liabilities               recoverable.                           corresponding reinsurance recoverable
                                                                              assets for ceded unearned premium and
                                                                              reinsurance recoverable on unpaid
                                                                              losses, respectively.

--------------------------------------------------------------------------------
9 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Transactions                                    NAIC SAP Treatment                        US GAAP Treatment
-------------------------------------  -------------------------------------  ------------------------------------------
Retroactive reinsurance contracts      Gains and losses are recognized in     Gains are deferred and amortized over
                                       earnings and surplus is segregated to  the settlement period of the ceded
                                       the extent gains are recognized.       claim recoveries. Losses are
                                       Certain retroactive affiliate or       immediately recognized in the
                                       related party reinsurance contracts    STATEMENTS OF OPERATIONS.
                                       are accounted for as prospective
                                       reinsurance if there is no gain in
                                       surplus as a result of the
                                       transaction.

Investments in Bonds held as:          Investment grade securities (rated by  All available for sale investments are
1) available for sale                  NAIC as class 1 or 2) are carried at   carried at fair value with changes in
2) fair value option                   amortized cost. Non- investment grade  fair value, net of applicable taxes,
                                       securities (NAIC rated 3 to 6) are     reported in accumulated other
                                       carried at the lower of amortized      comprehensive income within
                                       cost and fair value.                   shareholder's equity.

                                                                              Fair value option investments are
                                                                              carried at fair value with changes in
                                                                              fair value, net of applicable projected
                                                                              income taxes, reported in net
                                                                              investment income.

Investments in Equity Securities       Carried at fair value with unrealized  Same treatment as available for sale
classified as:                         gains and losses reported, net of      investments in bonds.
1) available for sale                  applicable taxes, in the STATEMENT OF
2) fair value option                   CHANGES IN CAPITAL AND SURPLUS.        Fair value option investments are
                                                                              carried at fair value with changes in
                                                                              fair value, net of applicable projected
                                                                              income taxes, reported in net
                                                                              investment income.

Investments in Limited Partnerships,   Carried at the underlying US GAAP      If aggregate interests allow the holding
Hedge Funds and Private Equity         equity with results from the           entity to exercise more than minor
Interests                              investment's operations recorded, net  influence (typically more than 3%), the
                                       of applicable taxes, as UNREALIZED     investment is carried at Net Asset
                                       GAINS (LOSSES) directly in the         Value ("NAV") with changes in value
                                       STATEMENTS OF CHANGES IN CAPITAL AND   recorded to net investment income.
                                       SURPLUS.

                                                                              Where the aggregate interests allow the
                                                                              entity to exercise only minor influence
                                                                              (typically less than 3%), the investment
                                                                              is recorded at NAV with changes in
                                                                              value recorded, net of tax, as a
                                                                              component of accumulated other
                                                                              comprehensive income in shareholder's
                                                                              equity.

Investments in Subsidiary, Controlled  Subsidiaries are not consolidated.     Consolidation is required when there is
and Affiliated Entities (SCAs)                                                a determination that the affiliated entity
                                                                              is a variable interest entity (VIE) and
                                                                              an entity has the power to direct the
                                                                              activities of the VIE.

                                       The equity investment in SCAs are      Investments in SCAs with greater than
                                       accounted for under the equity method  50 percent ownership of voting rights
                                       and recorded as Common stock           are generally consolidated.
                                       investments. Dividends are recorded
                                       within NET INVESTMENT INCOME.

                                                                              Investments in SCAs where the holding
                                                                              entity exercises significant influence
                                                                              (generally ownership of voting interests
                                                                              between 20 percent and 50 percent) are
                                                                              recorded at equity value. The change in
                                                                              equity is included within operating
                                                                              income.

Structured Settlements                 Structured settlement annuities where  For structured settlements in which the the claimant is the payee are treated  reporting entity has not been legally
                                       as completed transactions (thereby     released from its obligation with the
                                       allowing for immediate gain            claimant (i.e. the reporting entity
                                       recognition), regardless of whether    remains the primary obligor), resulting
                                       the reporting entity is the owner of   gains are deferred and amounts
                                       the annuity.                           expected to be recovered from such
                                                                              annuities are recorded as assets.

--------------------------------------------------------------------------------
10 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Transactions                                    NAIC SAP Treatment                        US GAAP Treatment
-------------------------------------  -------------------------------------  ------------------------------------------
Statement of Cash Flows                STATUTORY STATEMENTS OF CASH FLOWS     THE STATEMENTS OF CASH FLOWS can be
                                       must be presented using the direct     presented using the direct or indirect
                                       method. Changes in cash, cash          methods, however are typically
                                       equivalents, and short-term            presented using the indirect method.
                                       investments and certain sources of     Presentation is limited to changes in
                                       cash are excluded from operational     cash and cash equivalents (short-term
                                       cash flows. Non-cash items are         investments are excluded). All non-
                                       required to be excluded in the         cash items are eliminated from the
                                       statement of cash flows and should be  presentation of cash flows.
                                       disclosed accordingly.

Deferred Federal Income Taxes          Deferred income taxes are established  The provision for deferred income for the temporary differences between  taxes is recorded as a component of
                                       tax and book assets and liabilities,   income tax expense, as a component of
                                       subject to limitations on              the STATEMENT OF OPERATIONS, except for
                                       admissibility of tax assets.           changes associated with items that are
                                                                              included within other comprehensive
                                       Changes in deferred income taxes are   income where such items are recorded
                                       recorded within capital and surplus    net of applicable income taxes.
                                       and have no impact on the STATEMENT
                                       OF OPERATIONS.

Statutory Adjustments                  Certain asset balances are designated  All assets and liabilities are included in
(applied to certain assets including   as nonadmitted, are excluded from the  the financial statements. Provisions for
goodwill, furniture and equipment,     STATUTORY STATEMENT OF ASSETS and are  uncollectible receivables are
deferred taxes in excess of            reflected as deductions from capital   established as valuation allowances and
limitations, prepaid expenses,         and surplus.                           are recognized as expense within the
overdue receivable balances and                                               STATEMENT OF OPERATIONS.
unsecured reinsurance amounts)         A PROVISION FOR REINSURANCE is
                                       established for unsecured reinsurance
                                       amounts recoverable from unauthorized
                                       and certain authorized reinsurers
                                       with a corresponding reduction to
                                       UNASSIGNED SURPLUS.

The effects on the financial statements of the variances between NAIC SAP and US GAAP, although not reasonably determinable, are presumed to be material.

E. Significant Statutory Accounting Policies
--------------------------------------------------------------------------------

Premiums
--------------------------------------------------------------------------------

Premiums for insurance and reinsurance contracts are recorded as gross premiums written on the inception date of the policy. Premiums are earned primarily on a pro-rata basis over the term of the related insurance coverage. Extended reporting endorsements are reflected as premiums written and are earned on a pro-rata basis over the stated term of the endorsement unless the term of the endorsement is indefinite in which case premiums are fully earned at inception of the endorsement along with the recognition of associated loss and LAE.

Unearned premium reserves are established on an individual policy basis, reflecting the terms and conditions of the coverage being provided. Unearned premium reserves include the portion of premiums written relating to the unexpired terms of coverage as of the date of the financial statements. For policies with coverage periods equal to or greater than thirteen months and generally not subject to cancellation or modification by the Company, premiums are earned using a prescribed percentage of completion method.

Reinsurance premiums under a reinsurance contract are typically earned over the same period as the underlying policies, or risks, covered by the contracts. As a result, the earnings pattern of a reinsurance contract generally written for a 12-month term may extend up to 24 months, reflecting the inception dates of the underlying attaching policies throughout the 12-month period of the reinsurance contract. Reinsurance premiums ceded are recognized as a reduction in revenues over the period reinsurance coverage is provided.

Insurance premiums billed and outstanding for 90 days or more are nonadmitted and deducted from UNASSIGNED SURPLUS.

--------------------------------------------------------------------------------
11 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Premiums for retrospectively rated contracts are initially recorded based on the expected loss experience, based upon historical ratios of retrospectively rated loss development and are earned on a pro-rata basis over the term of the related insurance coverage. Additional or returned premium is recorded if the estimated loss experience differs from the initial estimate and is immediately recognized in earned premium. The Company records accrued retrospectively rated premiums as written premiums. Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date.

Gross written premium net of ceded written premium ("Net written premiums") that were subject to retrospective rating features as of December 31, 2015, 2014 and 2013 were as follows:

Years ended December 31,                                               2015  2014  2013
---------------------------------------------------------------------  ----  ----  ----
Net written premiums subject to retrospectively rated premiums         $ 83  $112  $114
Percentage of total net written premiums                                1.5%  2.1%  2.0%

As of December 31, 2015 and 2014, the admitted portion of accrued premiums related to the Company's retrospectively rated contracts were $586 and $694, respectively, which will be billed in future periods based primarily on the payment of the underlying expected losses and LAE. Unsecured amounts associated with these accrued retrospective premiums were $80 and $145 as of December 31, 2015 and 2014, respectively. Ten percent of the amount of accrued retrospective premiums receivable not offset by retrospective return premiums or other liabilities to the same party, other than loss and LAE reserves, or collateral (collectively referred to as the unsecured amount) have been nonadmitted in the amount of $14 and $19 as of December 31, 2015 and 2014, respectively.

The Company establishes loss reserves for high deductible policies net of the insured's contractual deductible (such deductibles are referred to as "reserve credits"). The Company establishes a nonadmitted asset for ten percent of paid losses recoverable in excess of collateral held on an individual insured basis, or for one hundred percent of paid losses recoverable where no collateral is held and amounts are outstanding for more than ninety days. Additionally, the Company establishes an allowance for doubtful accounts for such paid losses recoverable in excess of collateral and after nonadmitted assets. Similarly, the Company does not recognize reserve credit offsets to its estimate of loss reserves where such credits are deemed uncollectible, as the Company ultimately bears credit risk on the underlying policies' insurance obligations. As of December 31, 2015 and 2014, the amounts of offsetting reserve credits on unpaid claims, recoverable on paid claims and nonadmitted balances were:

December 31,                                                            2015   2014
---------------------------------------------------------------------  ------ ------
Reserve credits on unpaid claims                                       $3,747 $3,698
Recoverable on paid claims                                                 74    110
Nonadmitted balance                                                        19     21

For warranty insurance, the Company generally provides reimbursement coverage on service contracts issued by an authorized administrator and sold through a particular retail channel. Premiums are recognized over the life of the policy in proportion to the expected loss emergence. The expected loss emergence can vary substantially by policy due to the characteristics of products sold by the retailer, the terms and conditions of service contracts sold as well as the duration of original warranties provided by the equipment manufacturer, if any.

Deposit Accounting
--------------------------------------------------------------------------------

Direct insurance transactions where management determines there is insufficient insurance risk transfer are recorded as deposits unless the policy was issued
(i) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (ii) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self-insurance, or
(iii) in compliance with filed forms, rates and/or rating plans.

Assumed and ceded reinsurance contracts which do not transfer a sufficient amount of insurance risk are recorded as deposits with the net consideration paid or received recognized as a deposit asset or liability, respectively. Deposit assets are admitted if (i) the assuming company is licensed, accredited or qualified by the PA DOI, or (ii) the collateral (i.e., funds withheld, letters of credit or trusts) provided by the reinsurer meets all the requirements of the NY SAP, as applicable. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to OTHER INCOME in the STATEMENTS OF OPERATIONS.

--------------------------------------------------------------------------------
12 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Deposit assets are recorded to OTHER ASSETS within the STATEMENTS OF ADMITTED ASSETS, refer to Note 11A. Deposit liabilities and deposit liabilities - funds held are recorded to OTHER LIABILITIES within the STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS, refer to Note 11B.

Premium Deficiency
--------------------------------------------------------------------------------

The Company periodically reviews its expected ultimate losses with respect to its unearned premium reserves. A premium deficiency loss and related liability is established if the unearned premium reserves and related investment income are collectively not sufficient to cover the expected ultimate loss projection. As of December 31, 2015 and 2014, the Company did not incur any premium deficiency losses.

Retroactive Reinsurance
--------------------------------------------------------------------------------

Transactions involving the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer are recorded as retroactive reinsurance and reported separately from RESERVES FOR LOSSES AND LOSS ADJUSTMENT EXPENSES IN THE STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS. Initial gains or losses are recorded in OTHER INCOME in the STATEMENT OF OPERATIONS with surplus gains recorded as SPECIAL SURPLUS FUNDS FROM RETROACTIVE REINSURANCE which is a component of Capital and surplus that is restricted from dividend payment. Amounts recorded in SPECIAL SURPLUS FUNDS FROM RETROACTIVE REINSURANCE are amortized into UNASSIGNED SURPLUS when actual retroactive reinsurance recovered exceeds the consideration paid. The special surplus from retroactive reinsurance for each respective retroactive reinsurance agreement shall be reduced at the time the ceding entity begins to recover funds from the assuming entity in amounts exceeding the consideration paid by the ceding entity under such agreement, or adjusted due to changes in reserves ceded under the contract. For each agreement, the reduction in the special surplus is limited to the lesser of amounts recovered in excess of consideration paid or the initial surplus gain. Any remaining balance in the special surplus from retroactive reinsurance derived from any such agreement shall be returned to Unassigned surplus upon elimination of all policy obligations.

To the extent that the transfer of loss and LAE reserves is between affiliated entities and neither entity records a gain or loss, the transaction is accounted for as prospective reinsurance.

Insurance Related Acquisition Costs
--------------------------------------------------------------------------------

Commissions, premium taxes, and certain underwriting costs are expensed as incurred and are included in OTHER UNDERWRITING EXPENSES. The Company records an unearned ceding commission accrual equal to the excess of the ceding commissions received from reinsurers compared to the acquisition cost of the business ceded. This amount is amortized as an increase to income over the effective period of the reinsurance agreement in proportion to the amount of insurance coverage provided.

Provisions for Allowances and Unauthorized or Overdue Reinsurance
--------------------------------------------------------------------------------

The recoverability of certain assets, including insurance receivables with counterparties, is reviewed periodically by management. Amounts deemed uncollectible are reduced, with the required statutory basis provision for reinsurance deducted from surplus and reflected as the PROVISION FOR REINSURANCE LIABILITY. Various factors are taken into consideration when assessing the recoverability of these asset balances including: the age of the related amounts due and the nature of the unpaid balance; disputed balances, historical recovery rates and any significant decline in the credit standing of the counterparty.

Following the 2014 Pooling Restructure Transaction, PA SAP is applied in the determination of the Company's PROVISION FOR REINSURANCE. For 2013 NY SAP was applied in the determination of the PROVISION FOR REINSURANCE.

Reserves for Losses and Loss Adjustment Expenses
--------------------------------------------------------------------------------

Reserves for case, IBNR and LAE losses are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are reviewed and updated based on available information, and any resulting adjustments are recorded in the current period. Accordingly, newly established reserves for losses and LAE, or subsequent changes, are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsurance policy based upon the terms of the underlying contract. See Note 5 for further discussion of policies and methodologies for estimating the liabilities and losses.

Certain reserves are discounted in accordance with agreement with the NY DFS; see Note 5 for further details.

--------------------------------------------------------------------------------
13 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Structured Settlements
--------------------------------------------------------------------------------

In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity by the Company, generally from life insurers, to fund future claim obligations. In the event the life insurers providing the annuity do not meet their obligations, the Company would, in certain cases, become liable for the payments of benefits. As of December 31, 2015 there were no incurred losses, there has been no default by any of the participating life insurers and the Company has not reduced its loss reserves for any annuities purchased where it is both the owner and the payee. Management believes that based on the financial strength of the life insurers involved (mostly affiliates) the likelihood of the Company becoming liable, or incurring an incremental loss, is remote.

The estimated loss reserves eliminated by such structured settlement annuities and the unrecorded loss contingencies were $1,130 as of December 31, 2015.

As of December 31, 2015, the Company had annuities with aggregate statement values in excess of one percent of its policyholders' surplus with life insurer affiliates as follows:

                                                                                         Licensed in  Statement
Life Insurance Company                                                 State of Domicile  New York      Value
---------------------------------------------------------------------  ----------------- -----------  ---------
The United States Life Insurance Company in the City of New York           New York           Yes       $719
American General Life Insurance Company of Delaware                        Delaware            No        242
American General Life Insurance Company                                     Texas              No        119

Fair Value of Financial Instruments
--------------------------------------------------------------------------------

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three 'levels' based upon the observability of inputs available in the marketplace as discussed below:

    . Level 1: Fair value measurements that are based upon quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The quoted price for such instruments is not subject to adjustment.

    . Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

    . Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value. The valuation methods and assumptions used in estimating the fair values of financial instruments are as follows:

    . The fair values of bonds, mortgage loans, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm's length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchanges, brokers or custodians or the NAIC Capital Markets and Investment Analysis Office ("NAIC IAO").

--------------------------------------------------------------------------------
14 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

    . The fair value of derivatives are determined using quoted prices in active markets and other market evidence whenever possible, including market-based updates, broker or dealer quotations or alternative pricing sources.

    . The carrying value of all other financial instruments approximates fair value.

Cash Equivalents and Short Term Investments
--------------------------------------------------------------------------------

Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both; (a) readily convertible to known amounts of cash; and (b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase are classified as short-term investments. Short-term investments are carried at amortized cost which approximates fair value.

Bonds (including Loan Backed and Structured Securities)
--------------------------------------------------------------------------------

Loan-backed and structured securities ("LBaSS") include residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and asset-backed securities ("ABS"), pass-through securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer.

Bonds and LBaSS with an NAIC IAO designation of "1" or "2" (considered to be investment grade) are carried at amortized cost. Bonds and LBaSS with an NAIC designation of "3", "4", "5", "5*", "6" or "6*" (considered to be non-investment grade) are carried at the lower of amortized cost or fair value. LBaSS fair values are primarily determined using independent pricing services and broker quotes. Bonds and LBaSS that have not been filed and have not received a designation in over a year, from the NAIC IAO, are assigned a 6* designation and carried at zero, with unrealized losses charged to surplus. Bond and LBaSS securities that have been filed and received a 6* designation can carry a value greater than zero. Bond and LBaSS securities are assigned a 5* designation when the following conditions are met: a) the documentation required for a full credit analysis did not exist, b) the issuer/obligor has made all contractual interest and principal payments, and c) an expectation of repayment of interest and principal exists. Amortization of premium or discount on bonds and LBaSS is calculated using the effective yield method.

Additionally, mortgage-backed securities ("MBS") and ABS prepayment assumptions were obtained from an outside vendor or internal estimates. The retrospective adjustment method is used to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Mortgage Loans
--------------------------------------------------------------------------------

Mortgage loans on real estate are stated primarily at unpaid principal balances, net of unamortized premiums, discounts and impairments. Impaired loans are identified by management as loans in which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The Company accrues income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Non-performing loan interest income that is delinquent more than 90 days is generally recognized on a cash basis.

Internal credit risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property.

Preferred Stocks
--------------------------------------------------------------------------------

Perpetual preferred stocks with an NAIC rating of "P1" or "P2", having characteristics of equity securities are carried at fair value. Redeemable preferred stocks with an NAIC rating of "RP1" or "RP2", which have characteristics of debt securities, are carried at amortized cost. All preferred stocks with an NAIC rating of "3" through "6" are carried at the lower of amortized cost or fair value.

Unaffiliated Common Stock Securities
--------------------------------------------------------------------------------

Unaffiliated common stock investments are carried at fair value with changes in fair value recorded as UNREALIZED GAINS(LOSSES) in UNASSIGNED SURPLUS, or as realized losses in the event a decline in value is determined to be other than temporary.

--------------------------------------------------------------------------------
15 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Investments in subsidiaries and affiliated companies
--------------------------------------------------------------------------------

Investments in non-publicly traded affiliates are recorded based on the underlying equity of the respective entity's financial statements as presented on a basis consistent with the nature of the affiliates operations (including any defined nonadmitted amounts). The Company's share of undistributed earnings and losses of affiliates are recorded as UNREALIZED GAINS (LOSSES) in UNASSIGNED SURPLUS.

Investments in joint ventures, partnerships and limited liability companies
--------------------------------------------------------------------------------

Other invested assets include joint ventures and partnerships and are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as UNREALIZED GAINS(LOSSES). Additionally, other invested assets include investments in collateralized loans that are recorded at the lower of amortized cost and the fair value of the underlying collateral. Changes in carrying value resulting from adjustments where the fair value is less than amortized cost are recorded as UNREALIZED GAINS (LOSSES) in UNASSIGNED SURPLUS, while changes resulting from amortization are recorded as NET INVESTMENT INCOME.

Derivatives
--------------------------------------------------------------------------------

Derivative financial instruments are accounted for at fair value using quoted prices in active markets and other market evidence whenever possible, including market-based inputs to valuation models, broker or dealer quotations or alternative pricing sources, reduced by the amount of collateral held or posted by the Company with respect to the derivative position. Changes in carrying value are recorded as UNREALIZED GAINS/(LOSSES) in UNASSIGNED SURPLUS.

Net investment income and gain/loss
--------------------------------------------------------------------------------

Investment income is recorded as earned and includes interest, dividends, and earnings from subsidiaries, loans and joint ventures. Realized gains or losses on the disposition or impairment of investments are determined on the basis of specific identification.

Investment income due and accrued is assessed for collectability. The Company records a valuation allowance on investment income receivable when it is probable that an amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts receivable over 90 days past due, or 180 days past due for mortgage loans, that do not have a valuation allowance are nonadmitted by the Company.

Evaluating Investments for Other-Than-Temporary Impairment
--------------------------------------------------------------------------------

If a bond is determined to have an OTTI in value the cost basis is written down to fair value as its new cost basis, with the corresponding charge to NET REALIZED CAPITAL GAINS (LOSSES) as a realized loss.

For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the original contractual terms.

For loan-backed and structured securities, an OTTI shall be considered to have occurred if the fair value of a security is below its amortized cost and management intends to sell or does not have the ability and intent to retain the security until recovery of the amortized cost (i.e., intent based impairment). When assessing the intent to sell a security, management evaluates relevant facts and circumstances including, but not limited to, decisions to rebalance the investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

In general, a security is considered a candidate for OTTI evaluation if it meets any of the following criteria:

..   The Company may not realize a full recovery on their investment based on lack of ability or intent to hold a security to recovery;

..   Fundamental credit risk of the issuer exists; and/or

..   Other qualitative/quantitative factors exist indicating an OTTI has occurred.

When a credit-related OTTI is present, the amount of OTTI recognized as a realized capital loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected regardless of management's ability or intent to hold the security.

Common and preferred stock investments whose fair value is less than their carrying value or is at a significant discount to acquisition value are considered to be potentially impaired. For securities with unrealized losses, an analysis is performed. Factors include:

..   If management intends to sell a security that is in an unrealized loss position then an OTTI loss is considered to have occurred.

--------------------------------------------------------------------------------
16 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

..   If the investments are trading at a significant (25 percent or more)
    discount to par, amortized cost (if lower) or cost for an extended period of time based on facts and circumstances of the investment; or

..   If a discrete credit event occurs resulting in: (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under bankruptcy law or any similar laws intended for court supervised reorganization of insolvent enterprises; or, (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

..   If there are other factors precluding a full recovery of the investment.

Limited partnership investments whose fair value is less than its book value with a significant unrealized loss are considered candidates for OTTI. OTTI factors that are periodically considered include:

..   If an order of liquidation or other fundamental credit issues with the partnership exists;

..   If there is a significant reduction in scheduled cash flow activities between the Company and the partnership or fund during the year;

..   If there is an intent to sell, or the Company may be required to sell, the investment prior to the recovery of cost of the investment; or

..   If other qualitative/quantitative factors indicating an OTTI exist based on facts and circumstances of the investment.

Equities in Pools & Associations
--------------------------------------------------------------------------------

The Company accounts for its participation in the Association by recording its participation in

..   net premium participation as gross premium,

..   the underwriting and net investment income results in the STATEMENTS OF
    OPERATIONS AND CHANGES IN CAPITAL AND SURPLUS,

..   insurance and reinsurance balances in the STATEMENTS OF ADMITTED ASSETS AND
    LIABILITIES, CAPITAL AND SURPLUS; and

..   all other non-insurance assets and liabilities recorded as EQUITIES IN
    UNDERWRITING POOLS AND ASSOCIATIONS in the STATEMENTS OF ADMITTED ASSETS AND LIABILITIES, CAPITAL AND SURPLUS.

Foreign Currency Transactions
--------------------------------------------------------------------------------

Financial statement accounts expressed in foreign currencies are translated into U.S. dollars. Foreign denominated currency assets and liabilities or the results of non-U.S. operations are translated into U.S. dollars using rates of exchange prevailing at the period end date with the related translation adjustments recorded as unrealized gains or losses within UNASSIGNED SURPLUS in the STATEMENTS OF CAPITAL AND SURPLUS. All other realized gains and losses resulting from foreign currency transactions, not in support of foreign insurance operations, are included in OTHER INCOME in the STATEMENTS OF OPERATIONS.

Retirement Plans, Deferred Compensation, Postemployment Benefits and
Compensated Absences and Other Postretirement Benefit Plans
--------------------------------------------------------------------------------

The Company's employees participate in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans. AIG charges the Company and its insurance company affiliates pursuant to intercompany expense sharing agreements; the expenses are then shared by the pool participants in accordance with the pooling agreement.

In August 2015, AIG amended the defined benefit pension plans, to freeze benefit accruals effective January 1, 2016. Consequently, these plans were closed to new participants and current participants ceased earning additional benefits as of December 31, 2015. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG and its subsidiaries.

AIG sponsors various defined contribution plans that provide for pre-tax salary reduction contributions by its U.S. employees. The most significant plan is the AIG Incentive Savings Plan, to which the Company makes matching contributions of 100 percent of the first six percent of employee contributions, subject to IRS imposed limitations. Effective January 1, 2016, participants began receiving an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company incurred employee related costs related to defined benefit and defined contribution plans during 2015, 2014 and 2013 of $5, $11 and $22, respectively.

--------------------------------------------------------------------------------
17 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Depreciation
--------------------------------------------------------------------------------

Certain assets, principally electronic data processing ("EDP") equipment, software and leasehold improvements are designated as nonadmitted assets and their net book value is deducted from surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding five years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement.

Income Taxes
--------------------------------------------------------------------------------

The Company files a consolidated U.S. federal income tax return with AIG. AIG has more than 300 subsidiaries which form part of this tax return. A complete listing of the participating subsidiaries is included in Note 8.

The Company is allocated U.S. federal income taxes based upon a tax sharing agreement (the "Tax Sharing Agreement") with AIG and approved by the Company's Board of Directors. This agreement provides that the Company shall incur tax results that would have been paid or received by such company if it had filed a separate federal income tax return, with limited exceptions.

Additionally, while the agreement described above governs the current and deferred income tax recorded in the income tax provision, the amount of cash that will be paid or received for U.S. federal income taxes may at times be different. The terms of this agreement are based on principles consistent with the allocation of income tax expense or benefit on a separate company basis, except that:

..   The sections of the Internal Revenue Code relating to Alternative Minimum
    Tax ("AMT") are applied, but only if the AIG consolidated group is subject to AMT in the Consolidated Tax Liability, and;

..   The impact of Deferred Intercompany Transactions (as defined in Treas. Reg.
    (S)1.1502-13(b)(1), if the "intercompany items" from such transaction, as defined in Treas. Reg. (S)1.1502-13(b)(2), have not been taken into account pursuant to the "matching rule" of Treas. Reg. (S)1.1502-13(c)), are excluded from current taxation, provided however, that the Company records the appropriate deferred tax asset and/or deferred tax liability related to the gain or loss and includes such gain or loss in its separate return tax liability in the subsequent tax year when the deferred tax liability or deferred tax asset becomes current.

In 2014, the Company, modified the Tax Sharing Agreement which clarified certain tax attributes related to the 2013 Association distribution of AIG Europe Holdings Limited's ("AEHL") shares. The gain resulting from the transfer was treated as currently taxable and the Company's resulting tax liability was waived in the form of a deemed capital contribution. As a result, the Company recognized a benefit to surplus of $21. The NY DFS responded to the related informational submissions describing the amendment with no objection.

The Company has an enforceable right to recoup federal income taxes in the event of future net losses that it may incur or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

Under the Tax Sharing Agreement, income tax liabilities related to uncertain tax positions and tax authority audit adjustments ("TAAAs") shall remain with the Company for which the income tax liabilities relate. Furthermore, if and when such income tax liabilities are realized or determined to no longer be necessary, the responsibility for any additional income tax liabilities, benefits or rights to any refunds due, remains with the Company.

In 2014, the Company settled for cash certain tax payables and receivables with AIG. Such payables and receivables related to TAAAs that were reflected in an amended federal income tax return filing for the tax years 2007 to 2011, which was filed with the Internal Revenue Service ("IRS"). In 2013, the tax receivables were not admitted into surplus and as a result, the Company recognized a statutory capital benefit of $18 upon cash settlement.

In accordance with Circular Letter 1979-33 issued by the NY DFS, AIG shall establish and maintain an escrow account for amounts where the Company's separate return liability exceeds the AIG consolidated tax liability. As of December 31, 2015, the Company's separate return liability did not exceed the AIG consolidated tax liability and therefore no amounts were maintained in escrow.

--------------------------------------------------------------------------------
18 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Deferred Taxes
--------------------------------------------------------------------------------

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized ("adjusted gross deferred tax asset"). The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires management to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it would be to support a conclusion that a valuation allowance is not needed.

The Company's framework for assessing the recoverability of deferred tax assets requires it to consider all available evidence, including:

..   the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

..   the sustainability of recent operating profitability of our subsidiaries;

..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and,

..   prudent and feasible actions and tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax asset.

The adjusted gross deferred tax asset is then assessed for statutory admissibility. The reversing amount eligible for loss carryback or the amount expected to be realized in three years is admissible, subject to the defined surplus limitation. The remaining adjusted gross deferred tax asset can be admitted to the extent of offsetting deferred tax liabilities.

2. Accounting Adjustments to Statutory Basis Financial Statements
--------------------------------------------------------------------------------

A. Change in Accounting Principles
--------------------------------------------------------------------------------

2015 Changes
--------------------------------------------------------------------------------

In 2015, the Company adopted the following change in the Statements of Statutory Accounting Principles ("SSAP"):

In March 2015, the Statutory Accounting Principles Working Group adopted revisions to SSAP No. 69, Statement of Cash Flow ("SSAP 69"), with a
December 31, 2015 effective date to clarify cash flow shall include cash, cash equivalents and short-term investments. Disclosure of non-cash items affecting assets and liabilities will be expanded to include non-cash operating items in addition to financing and investing items. The Company has adopted and applied these revisions in the 2015 STATEMENTS OF CASH FLOWS and related disclosures.

2014 Changes
--------------------------------------------------------------------------------

In 2014, the Company adopted the following changes in the SSAP:

Affordable Care Act Assessments: In June 2014, the NAIC issued SSAP No. 106, Affordable Care Act Assessments ("SSAP 106"), which provides accounting and disclosure guidance related to assessments on entities that issue health insurance. Under the Affordable Care Act ("ACA"), an assessment becomes payable to the U.S. Treasury once a health insurer provides health insurance for any subject U.S. health risk during the calendar year, in an amount based upon the amount of health insurance provided by such company in the prior year. Under SSAP 106, the amount of the assessment shall be expensed and recognized as a liability once the entity provides qualifying health insurance. Additionally, the guidance requires the recognition in Special Surplus, as a reclassification from Unassigned Surplus, of an amount equal to its estimated subsequent fee year assessment based upon the health insurance written in the current year. The special surplus is restored to unassigned surplus in the following year, when the health insurer recognizes the expense for the assessment.

Risk-Sharing Provisions: In December 2014, the NAIC issued SSAP No. 107, Accounting for the Risk-Sharing Provisions of the Affordable Care Act. This statement provides accounting guidance for the Risk Adjustment Program, the Transitional Reinsurance Program, and the Transitional Risk Corridor Program of the ACA. While the Company participates in the health insurance market and is subject to certain provisions of the ACA, such as the assessment described above, with the exception of the industry-wide assessment on health insurers to fund the Transitional Reinsurance Program, the Company's health insurance policies are not subject to the risk sharing provisions of the ACA. The impact of the guidance on the Company relates solely to the treatment of Transitional Reinsurance Program assessment.

--------------------------------------------------------------------------------
19 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

B. Adjustments to Surplus
--------------------------------------------------------------------------------

During 2015, 2014 and 2013 the Company identified corrections that resulted in after-tax statutory adjustments to beginning capital and surplus of $(27), $(6) and $(94), respectively. In accordance with SSAP No. 3, ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS ("SSAP 3"), the corrections of errors have been reported in the 2015, 2014 and 2013 statutory financial statements as adjustments to UNASSIGNED SURPLUS. The impact of these corrections would have increased the 2014 and 2013 pre-tax income by $13 and $13, respectively. Management has concluded that the effects of these errors on the previously issued financial statements were immaterial based on a quantitative and qualitative analysis. The impact to surplus, assets and liabilities as of January 1, 2015, 2014 and 2013 is presented in the following tables:

                                                                       Policyholders' Total Admitted    Total
2015 Adjustments                                                          Surplus         Assets     Liabilities
---------------------------------------------------------------------  -------------- -------------- -----------
Balance at December 31, 2014                                             $    7,248    $    26,408   $    19,160
Adjustments to beginning Capital and Surplus:
   Asset corrections                                                             (1)            (1)           --
   Liability corrections                                                        (27)            --            27
   Income tax corrections                                                         1              1            --
                                                                         ----------    -----------   -----------
Total adjustments to beginning Capital and Surplus                              (27)            --            27
                                                                         ----------    -----------   -----------
Balance at January 1, 2015, as adjusted                                  $    7,221    $    26,408   $    19,187
                                                                         ==========    ===========   ===========

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The decrease in total admitted assets is primarily the result of a) a decrease in accrued retrospective premiums resulting from an overstatement of an accrual; b) a decrease in amounts recoverable from reinsurers due to the correction of a coding error; and c) a decrease in other assets due to a reduction of deductible recoverables on programs where the aggregate loss limits were already met; partially offset by d) an increase in deferred premiums due to unrecorded fee revenue; and e) an increase in equities and deposits in pools and associations resulting from a duplication in the expenses recorded.

Liability corrections - The increase in total liabilities is primarily the result of a) an increase in losses due to data remediation in addition to certain claims that were not adequately reserved; and b) corrections to the state tax payable account; partially offset by c) a decrease in other expenses and payable to parent, subsidiaries and affiliates due to the overstatement of prior year end expense accruals; d) a decrease in taxes, licenses, and fees related to amounts improperly reflected; and e) a decrease in funds held by company under reinsurance treaties and unearned premiums due to data remediation.

Income tax corrections - The increase in the tax assets is primarily the result of the tax effect of the corresponding asset and liability corrections, as well as partnership basis adjustments.

                                                                       Policyholders' Total Admitted
2014 Adjustments                                                          Surplus         Assets     Total Liabilities
---------------------------------------------------------------------  -------------- -------------- -----------------
Balance at December 31, 2013                                               $5,092        $23,671          $18,579
Adjustments to beginning Capital and Surplus:
   Asset corrections                                                           59             59               --
   Liability corrections                                                      (71)            --               71
   Income tax corrections                                                       6              6               --
                                                                           ------        -------          -------
Total adjustments to beginning Capital and Surplus                             (6)            65               71
                                                                           ------        -------          -------
Balance at January 1, 2014, as adjusted                                    $5,086        $23,736          $18,650
                                                                           ======        =======          =======

--------------------------------------------------------------------------------
20 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in total admitted assets is the result of a) an increase in reinsurance recoverable related to the reversal of an accrued liability; b) an adjustment of an intangible asset resulting from the sale of the Canadian Branch of American Home Assurance Company; c) an increase in admitted assets due to Association's underutilization of reserves to offset the aged premium receivable in their nonadmitted penalty determination; partially offset by d) a decrease in reinsurance recoverable due to an increase in the related contingency reserve; and e) a decrease in reinsurance recoverable on paid losses related to miscoded ceded reinsurance.

Liability corrections - The increase in total liabilities is primarily the result of a) an increase in loss reserves resulting from errors identified during the completion of a reserve substantiation study, b) an increase in IBNR related to asbestos business and in the calculation of the insolvent and commute estimate, c) an increase in taxes, licenses, and fees related to workers' compensation surcharges, d) an increase in ceded reinsurance premiums payable resulting from unrecorded profit commission, e) an increase in intercompany payables due to prior year costs incurred from the development of a claims systems; and f) an increase to the unpaid loss reserves resulting from miscoded ceded reinsurance on a facultative claim; partially offset by g) a correction to the historical loss provision for balances previously charged off.

Income tax corrections - The decrease in taxes is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset and liability corrections.

                                                                       Policyholders' Total Admitted
2013 Adjustments                                                          Surplus         Assets     Total Liabilities
---------------------------------------------------------------------  -------------- -------------- -----------------
Balance at December 31, 2012                                               $6,004        $23,974          $17,970
Adjustments to beginning Capital and Surplus:
   Asset corrections                                                         (237)          (237)              --
   Liability corrections                                                      154             --             (154)
   Income tax corrections                                                     (11)           (11)              --
                                                                           ------        -------          -------
Total adjustments to beginning Capital and Surplus                            (94)          (248)            (154)
                                                                           ------        -------          -------
Balance at January 1, 2013, as adjusted                                    $5,910        $23,726          $17,816
                                                                           ======        =======          =======

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The decrease in total admitted assets is primarily the result of a) nonadmitting investment assets; b) a reduction in deductible recoverable relating to high deductible policies; c) a decrease in other assets; and d) reductions in premium and reinsurance assets partially offset by
e) an increase in assets identified as deposits.

Liability corrections - The increase in total liabilities is primarily the result of a) an increase in reinsurance payables; b) adjustments to tax, license, and fee reserves; c) an increase in excess ceding commission accruals;
d) corrections to deposit accounting liabilities; and e) an increase in loss reserves relating to an asset correction noted in b) above.

Income tax corrections - The decrease in taxes is primarily the result of a) correction to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset and liability corrections.

--------------------------------------------------------------------------------
21 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

3. Investments
--------------------------------------------------------------------------------

A. Bond Investments
--------------------------------------------------------------------------------

The reconciliation from carrying value to fair value of the Company's bond investments as of December 31, 2015 and 2014 are outlined in the table below:

                                                                                     Gross      Gross
                                                                        Carrying   Unrealized Unrealized
December 31, 2015                                                        Value       Gains      Losses   Fair Value
---------------------------------------------------------------------  ----------- ---------- ---------- ----------
U.S. governments                                                       $       180  $      8   $    --   $      188
All other governments                                                          186         2        (3)         185
States, territories and possessions                                          1,058        67        --        1,125
Political subdivisions of states, territories and possessions                1,284        52        --        1,336
Special revenue and special assessment obligations and all
  non-guaranteed obligations of agencies and authorities and their
  political subdivisions                                                     3,761       170        (2)       3,929
Industrial and miscellaneous                                                 9,870       435      (126)      10,179
                                                                       -----------  --------   -------   ----------
Total                                                                  $    16,339  $    734   $  (131)  $   16,942
                                                                       ===========  ========   =======   ==========

                                                                                     Gross      Gross
                                                                        Carrying   Unrealized Unrealized    Fair
December 31, 2014                                                        Value       Gains      Losses     Value
---------------------------------------------------------------------  ----------- ---------- ---------- ----------
U.S. governments                                                       $       618  $     12   $    (4)  $      626
All other governments                                                          266         9        --          275
States, territories and possessions                                          1,121        92        --        1,213
Political subdivisions of states, territories and possessions                1,629        79        --        1,708
Special revenue and special assessment obligations and all
  non-guaranteed obligations of agencies and authorities and their
  political subdivisions                                                     4,188       226        (2)       4,412
Industrial and miscellaneous                                                10,279       598       (49)      10,828
                                                                       -----------  --------   -------   ----------
Total                                                                  $    18,101  $  1,016   $   (55)  $   19,062
                                                                       ===========  ========   =======   ==========

The carrying values and fair values of bonds at December 31, 2015, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                                       Carrying  Fair
December 31, 2015                                                       Value    Value
---------------------------------------------------------------------  -------- -------
Due in one year or less                                                $   284  $   284
Due after one year through five years                                    2,141    2,209
Due after five years through ten years                                   3,413    3,493
Due after ten years                                                      3,565    3,702
Structured securities                                                    6,936    7,254
                                                                       -------  -------
   Total                                                               $16,339  $16,942
                                                                       =======  =======

--------------------------------------------------------------------------------
22 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

B. Mortgage Loan Investments
--------------------------------------------------------------------------------

The minimum and maximum lending rates for mortgage loans during 2015 were:

                                                                          Minimum        Maximum
Category                                                               Lending Rate % Lending Rate %
---------------------------------------------------------------------  -------------- --------------
Retail                                                                      2.9%            4.4%
Office                                                                      3.0%            4.2%
Industrial                                                                  2.5%            4.1%
Multi-Family                                                                3.8%            6.3%
Hotel/Motel                                                                 3.8%            4.7%
Other Commercial                                                            3.5%           10.0%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was
75.84 percent. All of the mortgage loans were in good standing as of December 31, 2015. The Company did not have any advanced amounts for taxes or assessments. The following table details an analysis of mortgage loans as of December 31, 2015 and 2014:

                                                      Residential            Commercial
                                                   ----------------- ---------------------------
                                              Farm Insured All Other Insured All Other Mezzanine Total
                                              ---- ------- --------- ------- --------- --------- ------
2015
   Recorded Investment
   Current                                    $--    $--      $--      $--    $1,185      $--    $1,185
2014
   Recorded Investment
   Current                                    $--    $--      $--      $--    $1,050      $--    $1,050

C. Loan-Backed and Structured Investments
--------------------------------------------------------------------------------

The Company did not record any non-credit other than temporary impairment losses during 2015 for loan-backed and structured securities.

As of December 31, 2015, the Company held loan-backed and structured securities for which it recognized $26 of credit-related OTTI during 2015 based on the present value of projected cash flows being less than the amortized cost of the securities.

The following table shows the aggregate unrealized losses and related fair value relating to those securities for which an OTTI has not been recognized as of the reporting date and the length of time that the securities have been in a continuous unrealized loss position:

Aggregate unrealized losses:
                              Less than 12 Months                 $   29
                              12 Months or longer                 $   34
Aggregate related fair value of securities with unrealized
  losses:
                              Less than 12 Months                 $1,410
                              12 Months or longer                 $  608

The Company held structured notes as of December 31, 2015 with a total carrying value of $49. There were no structured notes held as of December 31, 2015 which were considered mortgage-referenced securities.

--------------------------------------------------------------------------------
23 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

D. Unrealized losses
--------------------------------------------------------------------------------

The fair value of the Company's bonds and stocks that had gross unrealized losses (where fair value is less than amortized cost) as of December 31, 2015 and 2014 are set forth in the table below:

                                                         Less than 12 Months   12 Months or Longer          Total
December 31, 2015                                       --------------------- --------------------- ---------------------
                                                                   Unrealized            Unrealized            Unrealized
Description of Securities                               Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
------------------------------------------------------  ---------- ---------- ---------- ---------- ---------- ----------
U.S. governments                                          $    8     $  --       $ --       $ --      $    8     $  --
All other governments                                        102        (8)         2         --         104        (8)
States, territories and possessions                           20        --         --         --          20        --
Political subdivisions of states, territories and
  possessions                                                  8        --         --         --           8        --
Special revenue and special assessment obligations and
  all non-guaranteed obligations of agencies and
  authorities and their political subdivisions               223        (2)        --         --         223        (2)
Industrial and miscellaneous                               2,906      (100)       763        (63)      3,669      (163)
                                                          ------     -----       ----       ----      ------     -----
Total bonds                                                3,267      (110)       765        (63)      4,032      (173)
                                                          ------     -----       ----       ----      ------     -----
Affiliated                                                   139       (36)        24         (5)        163       (41)
Non-affiliated                                                --        --         --         --          --        --
                                                          ------     -----       ----       ----      ------     -----
Total common stocks                                          139       (36)        24         (5)        163       (41)
                                                          ------     -----       ----       ----      ------     -----
Total stocks                                                 139       (36)        24         (5)        163       (41)
                                                          ------     -----       ----       ----      ------     -----
Total bonds and stocks                                    $3,406     $(146)      $789       $(68)     $4,195     $(214)
                                                          ======     =====       ====       ====      ======     =====

                                                         Less than 12 Months   12 Months or Longer          Total
December 31, 2014                                       --------------------- --------------------- ---------------------
                                                                   Unrealized            Unrealized            Unrealized
Description of Securities                               Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
------------------------------------------------------  ---------- ---------- ---------- ---------- ---------- ----------
U.S. governments                                          $  337     $  (2)      $ 25       $ (1)     $  362     $  (3)
All other governments                                         24        (2)         1         --          25        (2)
States, territories and possessions                           14        --          1         --          15        --
Political subdivisions of states, territories and
  possessions                                                  5        --         --         --           5        --
Special revenue and special assessment obligations and
  all non- guaranteed obligations of agencies and
  authorities and their political subdivisions               198        --        121         (2)        319        (2)
Industrial and miscellaneous                               1,913       (49)       421        (25)      2,334       (74)
                                                          ------     -----       ----       ----      ------     -----
Total bonds                                                2,491       (53)       569        (28)      3,060       (81)
                                                          ------     -----       ----       ----      ------     -----
Affiliated                                                    --        --         22         (5)         22        (5)
Non-affiliated                                                28        (5)        --         --          28        (5)
                                                          ------     -----       ----       ----      ------     -----
Total common stocks                                           28        (5)        22         (5)         50       (10)
                                                          ------     -----       ----       ----      ------     -----
Total stocks                                                  28        (5)        22         (5)         50       (10)
                                                          ------     -----       ----       ----      ------     -----
Total bonds and stocks                                    $2,519     $ (58)      $591       $(33)     $3,110     $ (91)
                                                          ======     =====       ====       ====      ======     =====

--------------------------------------------------------------------------------
24 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

E. Realized Gains/(Losses)
--------------------------------------------------------------------------------

Proceeds from sales and associated gross realized gains (losses) for the years ended December 31, 2015, 2014 and 2013 were as follows:

Years ended December 31                                   2015               2014               2013
-------------------------------------------------  ------------------ ------------------ ------------------
                                                             Equity             Equity             Equity
                                                    Bonds  Securities  Bonds  Securities  Bonds  Securities
                                                   ------  ---------- ------  ---------- ------  ----------
Proceeds from sales                                $3,176     $178    $2,737     $21     $1,834     $ 3
Gross realized gains                                   61        2        78       5         57      --
Gross realized losses                                 (34)      (3)      (14)     (1)        (7)     --

F. Derivative Financial Instruments
--------------------------------------------------------------------------------

The Company holds currency as well as interest rate derivative financial instruments in the form of currency swaps, interest rate swaps, and currency forwards and futures to manage risk from currency exchange rate fluctuations, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. While not accounted for under hedge accounting, the currency derivatives are economic hedges of the Company's exposure to fluctuations in the value of receipts on certain investments held by the Company denominated in foreign currencies (primarily GBP and EUR), or of the Company's exposure to fluctuations in recorded amounts of loss reserves denominated in foreign currencies (primarily JPY). Additionally, interest rate derivatives were entered into to manage risk from fluctuating interest rates in the market, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. The interest rate derivatives are cash flow hedges of the company's exposure to fluctuations in LIBOR/EURIBOR rates on investments in collateralized loan obligations.

Market Risk

The Company is exposed under these types of contract to fluctuations in value of the swaps and forwards and variability of cash flows due to changes in interest rates and exchange rates.

Credit Risk

The current credit exposure of the Company's derivative contracts is limited to the fair value of such contracts. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirements

The Company is subject to collateral requirements on its currency and interest rate derivative contracts. Additionally, the Company is required to make currency exchanges on fixed dates and fixed amounts or fixed exchange rates, or make a payment in the amount of foreign currency physically received on certain foreign denominated investments. For interest rate swaps, the Company is required to make payments based on a floating rate (LIBOR/EURIBOR) on a fixed payment date.

The currency and interest rate derivatives do not qualify for hedge accounting. As a result, the Company's currency and interest rate contracts are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses in the STATEMENTS OF OPERATIONS AND CHANGES IN CAPITAL AND SURPLUS until the derivative expires at which time the related unrealized amounts are recognized in REALIZED CAPITAL GAINS/LOSSES.

The Company did not apply hedge accounting to any of its derivatives for any period in these financial statements. The following tables summarize the outstanding notional amounts, the fair values and the realized and unrealized gains or losses of the derivative financial instruments held by the Company for the year ended December 31, 2015 and 2014.

                                                       December 31, 2015        Year ended December 31, 2015
                                                   -------------------------- ---------------------------------
                                                     Outstanding                 Realized    Unrealized capital
Derivative Financial Instrument                    Notional Amount Fair Value gains/(losses)  gains / (losses)
-------------------------------------------------  --------------- ---------- -------------- ------------------
Swaps                                                  $1,063         $16          $(12)            $16
Forwards                                                  177          (3)            3              (3)
                                                       ------         ---          ----             ---
Total                                                  $1,240         $13          $ (9)            $13
                                                       ------         ---          ----             ---

--------------------------------------------------------------------------------
25 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

                                                            December 31, 2014        Year ended December 31, 2014
                                                        -------------------------- ---------------------------------
                                                          Outstanding                 Realized    Unrealized capital
Derivative Financial Instrument                         Notional Amount Fair Value gains/(losses)   gains / losses
------------------------------------------------------  --------------- ---------- -------------- ------------------
Swaps                                                       $  934         $33          $(15)            $33
Forwards                                                        71          --             3              --
                                                            ------         ---          ----             ---
Total                                                       $1,005         $33          $(12)            $33
                                                            ======         ===          ====             ===

G. Other Invested Assets
--------------------------------------------------------------------------------

During 2015, 2014 and 2013, the Company recorded OTTI impairment losses on investments in joint ventures and partnerships of $52, $14, and $17, respectively.

H. Investment Income
--------------------------------------------------------------------------------

The Company had no accrued investment income receivables over 90 days past due. Investment expenses of $32, $24 and $24 were included in NET INVESTMENT INCOME for the years ended December 31, 2015, 2014 and 2013, respectively.

I. Restricted Assets
--------------------------------------------------------------------------------

The Company had securities deposited with regulatory authorities, as required by law, with a carrying value of $726 and $891 as of December 31, 2015 and 2014, respectively.

4. Fair Value of Financial Instruments
--------------------------------------------------------------------------------

The following table presents information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement as of December 31, 2015 and 2014:

2015                                                              Level 1 Level 2 Level 3 Total
----------------------------------------------------------------  ------- ------- ------- -----
Bonds                                                               $--    $433    $ 56   $489
Common stocks                                                        33      --      --     33
Derivative asset                                                     --      22      --     22
Derivative liabilities                                               --      (9)     --     (9)
Mutual funds                                                         --      --      --     --
                                                                    ---    ----    ----   ----
Total                                                               $33    $446    $ 56   $535
                                                                    ===    ====    ====   ====

2014                                                              Level 1 Level 2 Level 3 Total
----------------------------------------------------------------  ------- ------- ------- -----
Bonds                                                               $--    $419    $122   $541
Common stocks                                                        26      --      --     26
Derivative asset                                                     --      26       8     34
Derivative liabilities                                               --      (1)     --     (1)
Mutual funds                                                         27      --      --     27
                                                                    ---    ----    ----   ----
Total                                                               $53    $444    $130   $627
                                                                    ===    ====    ====   ====

There were no assets carried at fair value that were transferred between Level 1 and Level 2 during 2015 and 2014.

--------------------------------------------------------------------------------
26 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

A. Fair Value Measurements in Level 3 of the Fair Value Hierarchy
--------------------------------------------------------------------------------

The following tables show the balance and activity of financial instruments classified as level 3 in the fair value hierarchy for the years ended December 31, 2015 and 2014.

                                                                                                     Purchases,
                                    Beginning                             Total gains  Total gains     Sales,
                                    Balance at                            and (losses) and (losses)  Issuances,   Balance at
                                    January 1,  Transfers   Transfers out included in  included in  Settlements, December 31,
2015                                   2015    into Level 3  of Level 3    Net Income    Surplus        Net          2015
----------------------------------  ---------- ------------ ------------- ------------ ------------ ------------ ------------
Bonds                                  $122        $ 71         $(124)        $ 2          $ 5          $(20)        $ 56
Derivatives                               8          --            --          --           (4)           (4)          --
                                       ----        ----         -----         ---          ---          ----         ----
Total                                  $130        $ 71         $(124)        $ 2          $ 1          $(24)        $ 56
                                       ====        ====         =====         ===          ===          ====         ====

For the year ended December 31, 2015, transfers into/out of Level 3 assets primarily included certain investments in private placement corporate debt, and structured securities. Transfers into Level 3 assets were primarily the result of limited market pricing information that required the determination of fair value based on inputs that are adjusted to better reflect the Company's assumptions regarding the characteristics of a specific security or associated market liquidity. Transfers out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. The transfers were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on the Company's assumptions regarding the characteristics of a specific security or the current liquidity in the market.

There were no derivative balances transferred to/from Level 3 during 2015.

                                                                                                     Purchases,
                                    Beginning                             Total gains  Total gains     Sales,
                                    Balance at                            and (losses) and (losses)  Issuances,   Balance at
                                    January 1,  Transfers   Transfers out included in  included in  Settlements, December 31,
2014                                   2014    into Level 3  of Level 3    Net Income    Surplus        Net          2014
----------------------------------  ---------- ------------ ------------- ------------ ------------ ------------ ------------
Bonds                                  $25         $81          $(110)        $ 3          $(79)        $202         $122
Derivatives                             (4)         --             --          --            12           --            8
                                       ---         ---          -----         ---          ----         ----         ----
Total                                  $21         $81          $(110)        $ 3          $(67)        $202         $130
                                       ===         ===          =====         ===          ====         ====         ====

For the year ended December 31, 2014, transfers into/out of Level 3 assets primarily included certain investments in private placement corporate debt, and structured securities. Transfers into Level 3 assets were primarily the result of limited market pricing information that required the determination of fair value based on inputs that are adjusted to better reflect the Company's assumptions regarding the characteristics of a specific security or associated market liquidity. Transfers out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. The transfers were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on the Company's assumptions regarding the characteristics of a specific security or the current liquidity in the market.

There were no derivative balances transferred to/from Level 3 during 2014.

--------------------------------------------------------------------------------
27 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

B. Fair Value of all Financial Instruments
--------------------------------------------------------------------------------

The table below details the fair value of all financial instruments except for those accounted for under the equity method as of December 31, 2015 and 2014:

                                              Aggregate Fair                                          Not Practicable
December 31, 2015                                 Value      Admitted Assets Level 1 Level 2  Level 3  (Carry Value)
--------------------------------------------  -------------- --------------- ------- -------  ------- ---------------
Bonds                                            $16,942         $16,339      $ --   $13,746  $3,196        $--
Common stock                                          41              41        33         8      --         --
Derivatives - assets                                  22              22        --        22      --         --
Derivatives - liabilities                             (9)             (9)       --        (9)     --         --
Mortgage loans                                     1,194           1,185        --        --   1,194         --
Preferred stock                                       33              34        --        33      --         --
Short term investments                                36              36        25        11      --         --
                                                 -------         -------      ----   -------  ------        ---
Total                                            $18,259         $17,648      $ 58   $13,811  $4,390        $--
                                                 =======         =======      ====   =======  ======        ===

                                              Aggregate Fair                                          Not Practicable
December 31, 2014                                 Value      Admitted Assets Level 1 Level 2  Level 3  (Carry Value)
--------------------------------------------  -------------- --------------- ------- -------  ------- ---------------
Bonds                                            $19,062         $18,101       200    15,199   3,663         --
Common stock                                          26              26        26        --      --         --
Derivatives - assets                                  34              34        --        26       8         --
Derivatives - liabilities                             (1)             (1)       --        (1)     --         --
Mortgage loans                                     1,112           1,050        --        --   1,112         --
Mutual funds                                          27              27        27        --      --         --
Preferred Stocks                                      35              18        --        --      35         --
Short term investments                               295             295        11       284      --         --
                                                 -------         -------      ----   -------  ------        ---
Total                                            $20,590         $19,550      $264   $15,508  $4,818        $--
                                                 =======         =======      ====   =======  ======        ===

5. Reserves for Losses and Loss Adjustment Expenses
--------------------------------------------------------------------------------

A roll forward of the Company's net reserves for losses and LAE as of December 31, 2015, 2014 and 2013, is set forth in the table below:

December 31,                                                             2015     2014     2013
---------------------------------------------------------------------  -------  -------  -------
Reserves for losses and LAE, end of prior year                         $13,429  $12,445  $12,300
Incurred losses and LAE related to:
   Current accident year                                                 3,776    3,958    3,525
   Prior accident year                                                   1,196      191      275
                                                                       -------  -------  -------
   Total incurred losses and LAE                                       $ 4,972  $ 4,149  $ 3,800
                                                                       -------  -------  -------
Paid losses and LAE related to:
   Impact of pooling restructure transaction                                --    1,563       --
   Current accident year                                                  (980)  (1,034)    (744)
   Prior accident year                                                  (4,250)  (3,694)  (2,911)
                                                                       -------  -------  -------
   Total paid losses and LAE                                            (5,230)  (3,165)  (3,655)
                                                                       -------  -------  -------
Reserves for losses and LAE, end of current year                       $13,171  $13,429  $12,445
                                                                       =======  =======  =======

For 2015, the Company reported adverse loss and LAE net reserve development of $1,196 which includes a loss reserve discount charge of $78 due to accretion. The adverse development is comprised mainly of development on the Excess Casualty class of business of $457, the Primary Casualty Class of business of $338, and the Executive Liability class of business of $143. Original estimates are increased or decreased, as additional information becomes known regarding individual claims. Included in this increase, is $15 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2015, which was offset by additional premiums.

--------------------------------------------------------------------------------
28 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

For 2014, the Company reported adverse loss and LAE net reserve development of $191, which includes a loss reserve discount benefit of $15 due to changes in the payout pattern assumptions, accretion, as well as the impact of the Combined Pooling Agreement (Note 6). The adverse development is comprised mainly of development on the Construction class of business of $87, the National Accounts class of business of $83, and the Executive Liability class of business of $69 partially offset with $120 of favorable development from the Japan branch transfer. Original estimates are increased or decreased as additional information becomes known regarding individual claims. Included in this increase is $32 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2014, which was offset by additional premiums.

For 2013, the Company reported adverse loss and LAE net reserve development of $275 including accretion of loss reserve discount of $58. The adverse development was mostly attributable to Transportation, Construction and Property classes of business partially offset by favorable development in Excess Casualty and Personal lines. Included in this increase is $32 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2013, which was offset by additional premiums.

The Company's reserves for losses and LAE have been reduced for anticipated salvage and subrogation of $189, $190 and $198 as of December 31, 2015, 2014 and 2013, respectively. The Company paid $11, $11 and $10 in the reporting period to settle 236, 190 and 173 claims related to extra contractual obligations or bad faith claims stemming from lawsuits as of December 31, 2015, 2014 and 2013, respectively.

A. Asbestos/Environmental Reserves
--------------------------------------------------------------------------------

The Company has indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1986 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

The Company has exposure to asbestos and/or environmental losses and LAE costs arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

                                                                     Asbestos Losses     Environmental Losses
                                                                  ---------------------- --------------------
December 31,                                                       2015   2014    2013   2015   2014   2013
----------------------------------------------------------------  -----  ------  ------  -----  -----  -----
   Direct -
Loss and LAE reserves, beginning of year                          $ 969  $1,186  $1,230  $ 97   $ 84   $ 85
Impact of pooling restructure transaction                            --      (1)     --    --      5     --
Incurred losses and LAE                                             (29)   (107)     97    62     33     27
Calendar year paid losses and LAE                                  (121)   (109)   (141)  (10)   (25)   (28)
                                                                  -----  ------  ------  ----   ----   ----
Loss and LAE Reserves, end of year                                $ 819  $  969  $1,186  $149   $ 97   $ 84
                                                                  -----  ------  ------  ----   ----   ----
   Assumed reinsurance -
Loss and LAE reserves, beginning of year                          $ 273  $  281  $  159  $ 13   $  5   $  7
Impact of pooling restructure transaction                            --     (41)     --    --     --     --
Incurred losses and LAE                                              33     114       9     1      9      3
Calendar year paid losses and LAE                                   (42)    (81)    113    --     (1)    (5)
                                                                  -----  ------  ------  ----   ----   ----
Loss and LAE Reserves, end of year                                $ 264  $  273  $  281  $ 14   $ 13   $  5
                                                                  -----  ------  ------  ----   ----   ----
   Net of reinsurance -
Loss and LAE reserves, beginning of year                          $  --  $   --  $   --  $ 55   $ 51   $ 52
Impact of pooling restructure transaction                            --      --      --    --     (2)    --
Incurred losses and LAE                                              --      --      --    37     18     19
Calendar year paid losses and LAE                                     9      --      --   (92)   (12)   (20)
                                                                  -----  ------  ------  ----   ----   ----
Loss and LAE Reserves, end of year                                $   9  $   --  $   --  $ --   $ 55   $ 51
                                                                  =====  ======  ======  ====   ====   ====

The Company estimates the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

--------------------------------------------------------------------------------
29 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The Company had asbestos loss and LAE--IBNR and bulk reserves as follows:

Asbestos                                                                   Loss Reserves                LAE Reserves
December 31,                                                        2015     2014     2013    2015     2014       2013
----------------------------------------------------------------  -------- -------- -------- ------- --------- -----------
Direct basis:                                                     $    376 $    547 $    748 $    42 $      61 $        84
Assumed reinsurance basis:                                              81       96      133       9        11          13
Net of ceded reinsurance basis:                                          1       --       --      --        --          --

The Company had environmental loss and LAE - IBNR and bulk reserves as follows:

Environmental                                                                Loss Reserves                 LAE Reserves
December 31,                                                        2015      2014      2013      2015      2014      2013
----------------------------------------------------------------  --------- --------- --------- --------- --------- --------
Direct basis:                                                     $      67 $      32 $      16 $      29 $      14 $      7
Assumed reinsurance basis:                                                2         1         1         1         1       --
Net of ceded reinsurance basis:                                          --        18        10        --         8        4

B. Loss Portfolio Transfer
--------------------------------------------------------------------------------

Effective December 2015, the Company and certain AIG affiliated insurers (collectively, the "Reinsureds", each of which is a member of the Combined
Pool) entered into four loss portfolio transfer reinsurance agreements with Eaglestone. Under these agreements, the Reinsureds ceded certain casualty business which is no longer offered by the Reinsureds, including certain environmental liability and healthcare lines. The total consideration of $1,490, settled on a funds withheld basis, was equal to the sum of the subject reserves for unearned premiums, nominal losses and loss adjustment expenses (including IBNR). Additionally, pursuant to a permitted practice approved by the NY DFS, the Company recognized the consideration as negative paid losses, rather than as premiums written and earned.

Statutory accounting principles allow for prospective accounting treatment for intercompany reinsurance agreements among companies wholly owned by a common parent, provided there is no gain in surplus as a result of the transaction. As the consideration was set equal to the subject reserves for unearned premiums, nominal losses and loss adjustment expenses (including IBNR), there was no direct impact to surplus. Under the terms of the agreement, which was approved by the individual company's Insurance Department state of domicile, liabilities were transferred at statutory book value gross of discount. At inception, the carried loss reserve discount of $13 on the reserves subject to the LPT impacted the Company's net income and surplus. However, such income impact did not arise from the transaction itself, and therefore, such transactions were accounted for using the prospective method.

Effective April 2014, the Reinsureds executed two reinsurance agreements whereby the Combined Pool ceded portfolio transfers of certain Public Entity and Occupational Accident reserves to Eaglestone. Total premiums transferred as part of this transaction were $253 (equal to total reserves transferred).

C. Discounting of Liabilities for Unpaid Losses or Unpaid Loss Adjustment
Expenses
--------------------------------------------------------------------------------

The Company discounts both its workers' compensation (both tabular and non-tabular) and certain retained asbestos (non-tabular) reserves.

The calculation of the Company's tabular discount is based upon the mortality table used in the 2007 US Decennial Life Table, and applying a 3.5 percent interest rate. Only case basis reserves are subject to tabular discounting. The December 31, 2015 and 2014 liabilities include $1,243 and $1,276 of such discounted reserves, respectively.

Tabular Reserve Discount
--------------------------------------------------------------------------------

The table below presents the amount of tabular discount applied to the Company's reserves as of December 31, 2015, 2014 and 2013.

Lines of Business                                                         2015       2014       2013
---------------------------------------------------------------------  ---------- ---------- ----------
Workers' Compensation
   Case Reserves                                                       $      191 $      187 $      215

--------------------------------------------------------------------------------
30 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Non-Tabular Discount
--------------------------------------------------------------------------------

The Company's non-tabular workers' compensation case reserves are discounted using the Company's own payout pattern and a 5 percent interest rate, as prescribed by NY SAP. The table below presents the amount of non-tabular discount applied to the Company's reserves as of December 31, 2015, 2014 and 2013.

Lines of Business                                                 2015 2014 2013
----------------------------------------------------------------  ---- ---- ----
Workers' Compensation
   Case Reserves                                                  $306 $383 $423

6. Related Party Transactions
--------------------------------------------------------------------------------

A. Combined Pooling Agreement
--------------------------------------------------------------------------------

As described in Note 1, effective January 1, 2014, the National Union Admitted Lines Pooling Agreement and the AIG Property Casualty Surplus Lines Pooling Agreement, through a series of reinsurance commutations and novations, subsequently entered into the Combined Pooling Agreement. The Combined Pooling Agreement represents a new reinsurance quota share agreement whereby the Pool Members share the underwriting risks (i.e. premiums earned, losses and LAE incurred, underwriting and other expenses and related assets and liabilities) in accordance with the respective companies' percentage participation. All lines of business written by the Combined Companies are subject to the pooling arrangement with the exception of American Home's Japan, Dubai, Jamaica and Argentina Branches. The Combined Companies are also parties to reinsurance agreements with non-affiliate reinsurers covering the business subject to the pooling agreement and have a contractual right of direct recovery from the non-affiliated reinsurers per the terms of such reinsurance agreements.

As a result of the January 1, 2014 transaction, insurance assets and liabilities (subject to the agreement) were transferred and accounted for on a prospective basis. The objective of the transaction was to better align legal entity underwriting risk with AIG PC's capital structure. The new Combined Pooling Agreement was approved by the individual company's Insurance Department state of domicile.

Consideration received or (paid) on the 2014 pooling restructure is as follows:

Company                                                                 Amount
---------------------------------------------------------------------  -------
National Union                                                         $ 1,494
American Home                                                            2,075
Lexington                                                                3,019
Specialty                                                               (1,680)
C&I                                                                     (1,672)
APCC                                                                       779
New Hampshire                                                           (1,989)
ISOP                                                                    (1,989)
AIU                                                                        (37)

--------------------------------------------------------------------------------
31 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The following table shows the changes in assets, liabilities and surplus of the Company corresponding to the consideration received as a result of the 2014 Pooling Restructure Transaction:

                                                                             Amount
                                                                           ----------
Assets:
   Agents' balances or uncollected premiums                                $     (198)
   Funds held by or deposited with reinsured companies                            (30)
   Other insurance assets                                                         (88)
                                                                           ----------
       Total assets                                                              (316)
                                                                           ----------
Liabilities
   Unearned premium reserves (net)                                                334
   Reinsurance payable on paid losses and loss adjustment expenses                (50)
   Reserves for losses and loss adjustment expenses (net)                       1,563
   Funds held by company under reinsurance treaties                                19
   Ceded reinsurance premiums payable                                              38
   Other insurance liabilities                                                   (138)
                                                                           ----------
       Total Liabilities                                                   $    1,766
                                                                           ----------
Statement of Operations and Changes in Surplus
   Net premiums written                                                    $      334
   Change in unearned premium reserves                                           (334)
                                                                           ----------
   Premiums earned                                                                 --
                                                                           ----------
   Other underwriting expenses incurred                                            (7)
                                                                           ----------
   Net income                                                                      (7)
                                                                           ----------
   Total change in Surplus                                                         (7)
                                                                           ----------
Net Impact                                                                 $    2,075
                                                                           ----------
Consideration received
   Securities received                                                     $      272
   Cash received                                                                1,803
                                                                           ----------
Consideration Received                                                     $    2,075
                                                                           ==========

The Combined Pool members received a permitted practice from the domiciliary states that resulted in the reporting of consideration for the transfer of undiscounted loss reserves as paid (or negative paid) losses within losses incurred, rather than presenting such amounts within premiums written and earned. This permitted practice only relates to the inception of the pooling arrangement. As a result, the consideration paid relating to unearned premium is reflected as negative premiums written, as offset by the change in unearned premium, and the consideration relating to the transfer of undiscounted loss reserves and loss adjustment expenses was recorded as negative paid losses, as offset by the change in net losses incurred. This permitted practice had no effect upon net income or surplus for the period.

--------------------------------------------------------------------------------
32 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Statutory accounting principles allow for prospective accounting treatment for modifications to existing intercompany pooling agreements that do not result in a gain in surplus to the insurance group or to impacted companies. Transfer of both assets and the liabilities valued at statutory book value ensures that there is no impact to surplus as a result of implementing a modification to an existing pooling arrangement. Under the terms of the Combined Pooling agreement, which was approved by the individual company's Insurance Department state of domicile, all assets and liabilities were transferred at statutory book value, gross of admissibility, recoverability allowances, provisions and discount amounts. Due to the adjustment for these amounts, there were impacts to the individual companies' net income and surplus amounts, mainly due to the prescribed or permitted practices of the individual company's Insurance Department state of domicile in comparison to other states of domicile. Specifically, changes in discount resulting from the net reduction in workers' compensation reserves retained following the reduction in the Company's pooling participation were reflected as a charge to income based on the state prescribed discount rates. In addition, the Combined Pool members were compensated for any previous acquisition costs associated with unearned premium reserves that were subject to transfer, as well as certain expense reallocations that had no effect to the Combined Pool. As a result of the transaction, the Company recorded an increase/(decrease) in its Assets, Liabilities, Surplus and Net Income subsequent to the changes associated with the net consideration received (described above), yet inclusive of the change in discount, acquisition costs and expense reallocation adjustments as follows:

                                                        Net Admitted
Line Description                                           Assets    Liabilities Surplus Net Income
------------------------------------------------------  ------------ ----------- ------- ----------
Change in nonadmitted assets                                $42         $ --      $  42    $  --
Workers' compensation discount                               --          106       (106)    (106)
Other allocations                                            12           10          2        6
                                                            ---         ----      -----    -----
Total                                                       $54         $116      $ (62)   $(100)
                                                            ===         ====      =====    =====

B. American International Overseas Association
--------------------------------------------------------------------------------

AIG formed the Association, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. In exchange for membership in the Association at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of applicable Association members, New Hampshire, American Home and National Union.

At the time of forming the Association, the member companies entered into a reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the Association. The 2015, 2014 and 2013 participation percentages for the Association pool member companies are set forth in the table below:

                                                                  NAIC Co. Participation
Member Company                                                      Code      Percent
----------------------------------------------------------------  -------- -------------
Combined Pool Member companies, as follows:
   National Union                                                  19445        78%
   New Hampshire                                                   23841        12%
   American Home                                                   19380        10%

The Company's participation in the Association is pooled among all Pool members in proportion to their participation in the Combined Pool.

The Association's fiscal year end is November 30. Although the fiscal year end for the members of the Company is December 31, their financial statements have historically and consistently reported the results of their participation in the Association as of the Association's fiscal year end (and therefore on a one month lag).

--------------------------------------------------------------------------------
33 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The Company's participation in the Association's assets and liabilities at December 31, 2015 and 2014 was as follows:

December 31,                                                              2015        2014
---------------------------------------------------------------------  ----------  ----------
Assumed reinsurance premiums receivable                                $      235  $      250
Funds held by ceding reinsurers                                               167         166
Reinsurance recoverable                                                        67          87
Equity in underwriting pools and associations                                  12         118
                                                                       ----------  ----------
Total assets                                                                  481         621
                                                                       ----------  ----------
Loss and LAE reserves                                                         609         726
Unearned premium reserves                                                     276         255
Funds held                                                                     19          15
Ceded balances payable                                                         70          78
Assumed reinsurance payable                                                    98          82
Other liabilities                                                              11          45
                                                                       ----------  ----------
Total liabilities                                                           1,083       1,201
                                                                       ----------  ----------
Total surplus (deficit)                                                $     (602) $     (580)
                                                                       ==========  ==========

C. Significant Transactions
--------------------------------------------------------------------------------

The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2015, 2014 and 2013 between the Company and affiliated companies in which the value exceeded one-half of one percent of the Company's admitted assets as of December 31, 2015, 2014 and 2013.

                                                                             Assets Received by   Assets Transferred by
2015                                                                             the Company           the Company
-------------------------------------------------------------------------   --------------------- ---------------------
                                                                            Statement             Statement
Date of Transaction  Explanation of Transaction        Name of Affiliate      Value   Description   Value   Description
-------------------  --------------------------      ---------------------- --------- ----------- --------- -----------
     02/02/15         Dividend                       AIG PC US                $ --             --   $600          Cash
     03/27/15         Purchase of securities         AIG                       149     Securities    149          Cash
     04/20/15         Sale of securities             National Union            180           Cash    180    Securities
     05/01/15         Purchase of securities         National Union            171     Securities    171          Cash
     05/15/15         Sale of securities             Eaglestone                164           Cash    164    Securities
     05/15/15         Purchase of securities         Eaglestone                164     Securities    164          Cash
     06/29/15         Dividend                       AIG PC US                  --                   286    Securities
     06/29/15         Dividend                       AIG PC US                  --                    14          Cash
     06/30/15         Parent loan                (a) AIG PC US                 211           Cash     --            --
     07/01/15         Repayment of Parent
                      loan                           AIG PC US                  --             --    211          Cash
     08/10/15         Sale of securities             National Union            244           Cash    244    Securities
     08/28/15         Dividend                       AIG PC US                  --                   300          Cash
     12/31/15                                        American General Life                Private
                      Securities transferred         Insurance Company         362         Equity    362    Securities
     12/31/15         Capital Contribution       (b) AIG PC US                 650    Receivables     --

(a) Refer to Note 6H for more details on the Parent loan.
(b) Refer to Note 12 for more details on the capital contribution.

--------------------------------------------------------------------------------
34 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

                                                                        Assets Received by         Assets Transferred by
2014                                                                        the Company                 the Company
-----------------------------------------------------------------   --------------------------- ---------------------------
                         Explanation of
Date of Transaction       Transaction            Name of Affiliate  Statement Value Description Statement Value Description
-------------------  -----------------------     -----------------  --------------- ----------- --------------- -----------
    1/17/2014        Capital Contribution    (a)    AIG PC US           $1,293      Securities       $ --               --
    1/17/2014        Capital Contribution    (a)    AIG PC US                1            Cash         --               --
    1/17/2014        Capital Changes         (a)    AIG PC US                9         In Kind         --               --
    4/1/2014         Dividend                (b)    AIG PC US               --              --        234       Securities
    12/19/2014       Dividend                       AIG PC US               --              --        150             Cash
    12/31/2014       Capital Contribution    (c)    AIG PC US               21         In Kind         --               --
    Various          Purchase of securities         C&I                    629      Securities        630          Various
    Various          Purchase of securities         ISOP                   648      Securities        654             Cash
    Various          Purchase of securities         NHIC                   582      Securities        585             Cash

(a) Refer to Note 6A for more details on the 2014 Pooling Restructure
    Transaction
(b) Refer to Note 6D for more details on the Company's Japan Branch Conversion
(c) Refer to Note 1E, Income Taxes, for more detail

                                                                     Assets Received by   Assets Transferred by
2013                                                                     the Company           the Company
----------------------------------------------------------------    --------------------- ---------------------
                                                                    Statement             Statement
Date of Transaction  Explanation of Transaction  Name of Affiliate    Value   Description   Value   Description
-------------------  --------------------------  -----------------  --------- ----------- --------- -----------
    3/19/2013         Dividend                    AIG PC US           $ --            --    $ 77          Cash
    3/26/2013         Purchase of securities      Lexington             67    Securities      67          Cash
    3/31/2013         Dividend                    AIG PC US             --            --       1       In kind
    4/1/2013          Dividend                    AIG PC US             --            --      23          Cash
    5/13/2013         Dividend                    AIG PC US             --            --     180          Cash
    9/6/2013          Dividend                    AIG PC US             --            --     220          Cash
    9/30/2013         Dividend                    AIG PC US             --            --     320          Cash
    9/1/2013          Dividend                    AIG PC US             --            --     394       In kind
    12/11/2013        Purchase of securities      Association           35    Securities      35          Cash
    12/19/2013        Sale of securities          National Union       373          Cash     353    Securities

D. Restructuring Foreign Operations
--------------------------------------------------------------------------------

As part of its efforts to simplify the legal entity structure, enhance transparency and streamline financial visibility, AIG PC continued to restructure the foreign branch operations of the Pool members. Generally, the results of these foreign branch operations, with the exception of American Home's Japan and Argentina branches, were historically reported as part of the operations of the Association by its member companies. The U.S. member companies of the Association share their participation with the other members of the Combined Pool. In 2015, seven branches formerly consolidated through the Association were directly consolidated to their direct member owner. With the exception of Argentina, Jamaica and Dubai, the branches are subject to the Combined Pooling Agreement.

Purchase of SCA
--------------------------------------------------------------------------------

As part of its legal entity simplification efforts, on April 1, 2015, the Company issued a $122 promissory note to AIU as consideration for the purchase of AIG Insurance Company China Limited. AIU distributed the promissory note within the AIG group of companies, and the promissory note was returned to the Company as a capital contribution.

--------------------------------------------------------------------------------
35 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Japan Branch Conversion
--------------------------------------------------------------------------------

On April 1, 2014, The Company transferred substantially all the assets and liabilities of its Japan Branch to American Home Assurance Co. Ltd. ("AHJ"), a Japanese-domiciled insurance company that is 100% owned by AIG Property Casualty International ("PCI"), in exchange for 1,000 Class A shares of AHJ ("the AHJ Shares"). The AHJ Shares received by American Home were then distributed to AIG and such shares were further distributed to AIG PC and then contributed to PCI as capital contributed from AIG PC. The fair value for the AHJ shares was $234 equal to the fair value of the branch on the effective date of transfer.

The following reflects the impact of American Home's Japan Branch transfer (at statement value) on American Home's statutory financial statements during 2014:

                                                                             Net Impact
                                                                            -----------
Assets
Cash and invested assets                                                    $      (895)
Agents' balances or uncollected premiums                                            (34)
Reinsurance recoverable on loss payments                                            (29)
Receivables from parent, subsidiaries and affiliates                                 (3)
Other admitted assets                                                               (16)
                                                                            -----------
Total admitted assets                                                              (977)
                                                                            -----------
Liabilities
Reserves for losses and LAE                                                        (181)
Unearned premium reserves                                                          (385)
Commissions, premium taxes and other expenses payable                                (9)
Reinsurance payable on paid loss and LAE                                            (33)
Funds held by company under reinsurance treaties                                     (4)
Other liabilities                                                                   (83)
                                                                            -----------
Total liabilities                                                                  (695)
                                                                            -----------
Net assets                                                                  $      (284)
                                                                            -----------
Statement of Operations
Premium written                                                             $      (567)
                                                                            -----------
Premiums earned                                                                    (181)
Losses incurred                                                                    (181)
Net realized capital gains - investment                                              26
Net realized capital (losses) - foreign exchange                                    (39)
Net realized capital (losses) - other                                               (96)
                                                                            -----------
Net Income / (Loss)                                                                (109)
                                                                            -----------
Change in unrealized capital (loss)                                                 (26)
Change in unrealized foreign exchange                                                39
Change in nonadmitted assets                                                         46
                                                                            -----------
Total change in capital and surplus                                                 (50)
                                                                            -----------
Net Impact                                                                         (234)
                                                                            -----------
Dividends to stockholder                                                           (234)
                                                                            ===========

The impact on net income from the transaction includes a net realized loss of $109 comprised of the difference between the statutory net assets transferred, adjusted for nonadmitted assets (primarily capitalized EDP costs) of $96, the fair value of the stock distributed, to a loss on the realization of foreign exchange net assets $39, partially offset by the gain on the sale of invested assets of $26.

The Company and AHJ followed a statutory notice procedure, provided for under Japanese law, to facilitate the transfer of the branch's in-force business to AHJ without the need to obtain consent from each policyholder or ceding company individually. Based on the responses received during the notice procedure, the Company and AHJ determined that eligible policyholders effectively consented to the transfer. As a result, the completion of the notice procedure resulted in complete extinguishment of American Home's obligations under insurance policies eligible for transfer under the notice procedure.

--------------------------------------------------------------------------------
36 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

AHJ agreed to assume primary responsibility (including policy administration and claims handling) for the policies not eligible under the notice procedure (the "Excluded Policies"), and further agreed to indemnify, defend and hold harmless the Company for any costs or expense the Company incurs with respect to such policies. In addition, AIG Japan Holding Kabushiki Kaisha ("AIGJHKK"), an affiliated company which owns 100% of AHJ, has agreed to guarantee AHJ's obligations to indemnify the Company for any costs or expenses arising from the Excluded Policies after the transfer date.

As a result of AHJ's assuming primary responsibility for the Excluded Policies and the Company's determination that it is probable that the Company will not be called upon to make any payments with respect to the Excluded Policies, the Company has reduced its loss reserves on such policies to zero from the effective date of the transfer. There were approximately $32 and $62 in loss reserves on Excluded Policies recorded by AHJ as of December 31, 2015 and 2014, respectively.

Loss Portfolio Transfers
--------------------------------------------------------------------------------

Japan Redirect

In 2013, the AIG PC US insurance companies entered into a series of novations, commutations and other agreement modifications that redirected the Japanese exit reinsurance flows from the Association members and nominees to National Union. The transaction had the overall effect of eliminating the Association's participation in any business from Japan, by transferring such reinsurance arrangements directly to the former Admitted Pool members through National Union. The difference between the consideration paid and the reserves transferred represents reimbursement of commissions ceded and the transfer of other receivables and payables.

American International Overseas, Ltd. (AIOL) De-risk

In 2013, AIOL withdrew from the Association and entered into a final settlement with American Home, New Hampshire and National Union that effected a full transfer to National Union of all assets, liabilities, and interests (whether present or future, and known or unknown) relating to AIOL's membership in the Association and participation in the reinsurance agreement that governs the insurance business pooled in the Association. Effective December 1, 2013 all profits and losses arising from the Association are shared as follows: American Home (10 percent), New Hampshire (12 percent) and National Union (78 percent).

A majority of the loss reserves transferred were executed by novation agreements, with the remaining reserve transfers being executed via commutation or other forms of agreement. The companies have obtained a permitted practice to present the consideration received in relation to loss reserves transferred as negative paid losses rather than as premiums earned. Therefore, all of the consideration received in relation to loss reserves transferred to the former Admitted pool members as a result of this transaction are treated the same way, regardless of the legal form of the agreement that effected the change. Absent this permitted practice, $655 of negative paid losses would instead have been presented as earned premiums at the total pool level.

Commission expenses represent an allowance for acquisition expenses to AIOL associated with the transferred unearned premiums.

--------------------------------------------------------------------------------
37 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The impact of the Japan redirect and AIOL de-risk loss portfolio transfers are reflected in the following table after the impact of the US pooling:

                                                              Japan     AIOL de-
                                                             redirect     risk       Total
                                                             --------  ---------  ----------
Assets:
Insurance balances receivable, net                           $     46      $ 135  $      181
Equities in pools and associations                                 --        323         323
                                                             --------  ---------  ----------
Total Assets                                                 $     46      $ 458  $      504
                                                             --------  ---------  ----------
Liabilities:
Reserves for loss and LAE                                    $    155      $ 655  $      810
Unearned premium reserves                                         428        203         631
                                                             --------  ---------  ----------
Total Liabilities                                            $    583      $ 858  $    1,441
                                                             --------  ---------  ----------
Statement of Operations and Changes in Surplus:
Premiums written                                             $    428      $ 191  $      619
                                                             --------  ---------  ----------
Premiums earned                                                    --        (12)        (12)
Losses incurred                                                    --        (18)        (18)
Commission expense                                                179         48         227
Change in nonadmitted assets                                       --        (63)        (63)
                                                             --------  ---------  ----------
Total Change in Surplus                                      $   (179)     $(105) $     (284)
                                                             --------  ---------  ----------
Net Impact                                                   $   (358)     $(295) $     (653)
                                                             --------  ---------  ----------
Cash                                                         $     --      $ 130  $      130
Bonds                                                              --         35          35
Settlement of intercompany pooling balances                       358        130         488
                                                             --------  ---------  ----------
Net Consideration received                                   $    358      $ 295  $      653
                                                             ========  =========  ==========

Distribution of Affiliate
--------------------------------------------------------------------------------

In September 2013, the Association distributed shares of AEHL, cash and bonds to its members. The following details the distribution components received by the former Admitted Pool members from the Association:

                                                             National American    New
December 31, 2014                                             Union     Home   Hampshire  Total
-----------------------------------------------------------  -------- -------- --------- --------
AEHL Shares                                                  $    434 $    394 $    473  $  1,301
Cash                                                              269      417      119       805
Bonds                                                              --       --       73        73

Immediately following the receipt of this distribution, all of the AEHL shares received by New Hampshire, National Union and the Company were distributed by way of dividend and return of capital to AIG PC US. The former Admitted Pool members shared the Association interest (and the resulting AEHL consideration) in accordance with their pool participation percentages. The following table shows the impact of the contributions and distributions related to this transaction on each of the former Admitted Pool members:

--------------------------------------------------------------------------------
38 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

                                              National American    New
December 31, 2014                              Union     Home   Hampshire   C&I    ISOP    APCC    Total
--------------------------------------------  -------- -------- --------- ------  ------  ------  ------
Change in:
   Total Assets                                $ (294)  $ (239)  $    12  $ (138) $   18  $   18  $ (623)
   Total Liabilities                               --       22       288      --      --      --     310
Statement of Operations and Changes in
  Surplus:                                         --       --        --      --      --      --      --
   Net Income                                     368      349        48     107      48      48     968
   Unrealized gains/(losses)                     (228)    (216)      (30)    (66)    (30)    (30)   (600)
   Dividends paid                                (199)    (394)     (142)   (179)     --      --    (914)
   Return of capital                             (235)      --      (152)     --      --      --    (387)
                                               ------   ------   -------  ------  ------  ------  ------
Total Surplus:                                 $ (294)  $ (261)  $  (276) $ (138) $   18  $   18  $ (933)
                                               ======   ======   =======  ======  ======  ======  ======

E. Amounts Due to or from Related Parties
--------------------------------------------------------------------------------

At December 31, 2015 and 2014, the Company reported the following receivables/payables balances from/to its Ultimate Parent, subsidiaries and affiliates (excluding reinsurance transactions). Intercompany agreements have defined settlement terms and related receivables are reported as nonadmitted if balances due remain outstanding more than ninety days past the due date as specified in the agreement.

As of December 31,                                                            2015     2014
--------------------------------------------------------------------------  -------- --------
Balances with National Union                                                $     29 $     --
Balances with other member pool companies                                          1        1
Balances with other affiliates                                                   654       --
                                                                            -------- --------
Receivable from parent, subsidiaries and affiliates                         $    684 $      1
                                                                            -------- --------
Balances with National Union                                                $     14 $    189
Balances with other member pool companies                                          1       --
Balances with other affiliates                                                   190       61
                                                                            -------- --------
Payable to parent, subsidiaries and affiliates                              $    205 $    250
                                                                            ======== ========

Federal and foreign income taxes payable under the Tax Sharing Agreement at December 31, 2015 and 2014 was $5 for both years.

The Company did not change its methods of establishing terms regarding any transactions with its affiliates during the years ended December 31, 2015 and 2014.

F. Guarantees or Contingencies for Related Parties
--------------------------------------------------------------------------------

The Company has issued guarantees whereby it unconditionally and irrevocably guarantees all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies, as disclosed in Note 10.

G. Management, Service Contract and Cost Sharing Arrangements
--------------------------------------------------------------------------------

As an affiliated company of AIG, the Company utilizes centralized services from AIG and its affiliates. The Company is allocated a charge for these services, based on the amount of incremental expense associated with operating the Company as a separate legal entity. The amount of expense allocated to the Company each period was determined based on an analysis of services provided to the Company.

--------------------------------------------------------------------------------
39 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The following table summarizes fees incurred related to affiliates that exceeded one-half of one percent of the Company's admitted assets during 2015, 2014 and 2013:

Affiliates                                                          2015     2014     2013
----------------------------------------------------------------  -------- -------- --------
AIG Global Claims Services, Inc.                                  $    250 $    265 $    271
AIG PC Global Services, Inc.                                           166      153      134
                                                                  -------- -------- --------
Total                                                             $    416 $    418 $    405
                                                                  ======== ======== ========

In 2015, 2014 and 2013 management service costs included severance expenses pertaining to an AIG-wide initiative to centralize work streams into lower cost locations and create a more streamlined organization.

As of December 31, 2015 and 2014, short-term investments included amounts invested in the AIG Managed Money Market Fund of $11 and $283, respectively.

H. Borrowed Money
--------------------------------------------------------------------------------

The Company (among other affiliates) is a borrower under a Loan Agreement, dated December, 2014, with AIG, as lender, pursuant to which the Company may borrow funds from AIG from time to time (the "Loan Facility"). The aggregate amount of all loans that may be outstanding to the Company under the Loan Facility at a given time is $500. As of December 31, 2015, the Company has an outstanding liability, issued in December 2015, in the amount of $30 due to AIG. The principal amount is due on the one year anniversary of the date on which the loan was made. At the option of the Company, early repayment may be made. Interest at a rate equal to LIBOR + 15bps is required to be paid annually.

Significant debt terms and covenants include the following:

.. The Company must preserve and maintain its legal existence while maintaining all rights, privileges and franchises necessary to the normal conduct of its business;

.. The Company must take, or cause to be taken, all other actions reasonably necessary or desirable to preserve and defend the rights of the Lender to payment hereunder, and to assure to the Lender the benefits hereof;

.. The Company must not merge with or into or consolidate with any other person, sell, transfer or dispose of all or substantially all of its assets or undergo any change in the control of its voting stock unless (a) such merger or consolidation is with or into a wholly-owned subsidiary of Lender, (b) such sale or transfer is to a wholly-owned subsidiary of the Lender or (c) the Company receives the prior written authorization from the Lender.

There have been no violations of the terms and covenants associated with the debt issuance.

7. Reinsurance
--------------------------------------------------------------------------------

In the ordinary course of business, the Company may use both treaty and facultative reinsurance to minimize its net loss exposure to a) any single catastrophic loss event; b) to an accumulation of losses from a number of smaller events; or c) to provide greater risk diversification. In addition, the Company may assume reinsurance from other insurance companies. Based on the terms of the reinsurance contracts, a portion of expected IBNR losses will be recoverable in accordance with terms of the reinsurance protection purchased. This determination is necessarily based on the estimate of IBNR and accordingly, is subject to the same uncertainties as the estimate of IBNR. Ceded amounts related to paid and unpaid losses and loss expenses with respect to these reinsurance agreements are generally substantially collateralized. The Company remains liable to the extent that the reinsurers do not meet their obligation under the reinsurance contracts after any collateral is exhausted, and as such, the financial condition of the reinsurers is regularly evaluated and monitored for concentration of credit risk.

--------------------------------------------------------------------------------
40 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The following table presents direct, assumed reinsurance and ceded reinsurance written and earned for the year ended December 31, 2015, 2014 and 2013:

                                                   2015               2014              2013
                                             ----------------- ------------------ -----------------
Years Ended December 31,                     Written   Earned   Written   Earned  Written   Earned
---------------------------------------      -------- -------- --------  -------- -------- --------
Direct premiums                                   576      378     (211)      172      929    1,005
Reinsurance premiums assumed:
   Affiliates                                   7,714    7,503    7,799     7,460    7,002    6,771
   Non-affiliates                                 109      160      134       129      198      190
                                             -------- -------- --------  -------- -------- --------
       Gross premiums                           8,399    8,041    7,722     7,761    8,129    7,966
                                             -------- -------- --------  -------- -------- --------
Reinsurance premiums ceded:
   Affiliates                                   1,118      972      764       713      884    1,242
   Non-affiliates                               1,572    1,574    1,458     1,454    1,393    1,297
                                             -------- -------- --------  -------- -------- --------
       Net premiums                          $  5,709 $  5,495 $  5,500  $  5,594 $  5,852 $  5,427
                                             ======== ======== ========  ======== ======== ========

2014 Direct Written Premiums included the impact of ($726) reserve transfer due to the Japan Branch Conversion.

As of December 31, 2015 and 2014, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                                                             Unearned Premium Paid Losses and Reserves for Losses
                                                                 Reserves           LAE             and LAE
                                                             ---------------- --------------- -------------------
December 31, 2015:
   Affiliates                                                   $      663      $       86        $    9,417
   Non-affiliates                                                      455             252             2,688
                                                                ----------      ----------        ----------
   Total                                                        $    1,118      $      338        $   12,105
                                                                ----------      ----------        ----------
December 31, 2014:
   Affiliates                                                   $      517      $      115        $    9,594
   Non-affiliates                                                      458             290             2,954
                                                                ----------      ----------        ----------
   Total                                                        $      975      $      405        $   12,548
                                                                ==========      ==========        ==========

A. Reinsurance Return Commission
--------------------------------------------------------------------------------

The maximum amount of return commission which would have been due to reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2015 and 2014 with the return of the unearned premium reserve is as follows:

                          Assumed Reinsurance                Ceded Reinsurance                        Net
                   --------------------------------- --------------------------------- ---------------------------------
                   Premium Reserve Commission Equity Premium Reserve Commission Equity Premium Reserve Commission Equity
                   --------------- ----------------- --------------- ----------------- --------------- -----------------
December 31, 2015
   Affiliates         $  3,943          $  486          $    663          $  (138)        $  3,280          $  624
   All Other                45               6               455              (95)            (410)            101
                      --------          ------          --------          -------         --------          ------
Total                 $  3,988          $  492          $  1,118          $  (233)        $  2,870          $  725
                      --------          ------          --------          -------         --------          ------
December 31, 2014
   Affiliates         $  3,731          $  503          $    517          $    73         $  3,214          $  430
   All Other                96              13               458               64             (362)            (52)
                      --------          ------          --------          -------         --------          ------
Total                 $  3,827          $  516          $    975          $   137         $  2,852          $  378
                      ========          ======          ========          =======         ========          ======

--------------------------------------------------------------------------------
41 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

B. Unsecured Reinsurance Recoverable
--------------------------------------------------------------------------------

Individual reinsurers with unsecured balances in excess of three percent of policyholders' surplus at December 31, 2015 and 2014 are as follows:

Reinsurer                                                                 2015       2014
---------------------------------------------------------------------  ---------- ----------
Affiliates:
   Combined Pool                                                       $    7,856 $    8,281
   Eaglestone Reinsurance Company                                             903        821
   United Guaranty Commercial Ins Co Of NC                                      3         --
   AIU Insurance Company, Ltd.--Japan                                           2         13
   Tata AIG General Insurance Company, Ltd.                                     2         --
   AIG Australia Ltd                                                            1         --
   AIG Insurance Company Of Canada C$                                           1         --
   Other affiliates                                                             4         14
                                                                       ---------- ----------
   Total affiliates                                                    $    8,772 $    9,129
                                                                       ---------- ----------
   Swiss Reinsurance America Corp                                             397        352
   Transatlantic Reinsurance Company                                           --        234
                                                                       ---------- ----------
Total Non-affiliates                                                          397        586
                                                                       ---------- ----------
   Total affiliates and non-affiliates                                 $    9,169 $    9,715
                                                                       ========== ==========

C. Reinsurance Recoverable in Dispute
--------------------------------------------------------------------------------

At December 31, 2015 and 2014, the aggregate of all disputed items did not exceed ten percent of capital and surplus and there were no amounts in dispute for any single reinsurer that exceeded five percent of capital and surplus. The total reinsurance recoverable balances in dispute are $78 and $133 as of December 31, 2015 and 2014, respectively.

D. Reinsurance Agreements Qualifying for Reinsurer Aggregation
--------------------------------------------------------------------------------

In 2011, the Combined Pool companies entered into a retroactive loss portfolio transfer reinsurance agreement with Eaglestone, an affiliate, which provides coverage up to a limit of $5,000 for the Pool's net asbestos exposures. Effective the same date, Eaglestone retroceded the majority of this exposure to National Indemnity Company, an unaffiliated company. National Indemnity provides coverage up to a limit of $3,500 for subject business covered under the agreement. National Indemnity administers claims and pursues amounts recoverable from the Combined Pool companies' reinsurers with respect to paid losses and loss adjustment expenses. To the extent that the prior reinsurers pay, the amounts are collected and retained by National Indemnity. National Indemnity maintains funds in trust for the benefit of Eaglestone under the contract; as of December 31, 2015 the amount in trust was $2,768. The amount of the unexhausted limit under the National Indemnity agreement as of December 31, 2015 is $1,338. The Company has accounted for its cession to Eaglestone as prospective reinsurance in proportion to their pool participation percentage.

During 2015, the Combined Pool completed a commutation with Transatlantic Reinsurance Company and its subsidiaries ("Transatlantic") associated with both ceded and assumed reinsurance agreements covering the amounts due under, or in connection with, 1986 and prior reinsurance agreements and U.S. asbestos claims under 1987 and later reinsurance agreements. A total of $400 was paid by Transatlantic as a net commutation payment. A significant portion of the commuted arrangements related to asbestos losses that are subject to the retroactive reinsurance agreement with National Indemnity. Of the total consideration, Transatlantic paid $350 directly to National Indemnity pursuant to the Company's arrangement whereby National Indemnity administers the claims, bills and collects directly from reinsurers. The Combined Pool recognized a loss of $44 related to the portion of the commutation arrangement retained by the Combined Pool member companies, of which the Company's pool share was $13.

--------------------------------------------------------------------------------
42 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

8. Income Taxes
--------------------------------------------------------------------------------

At December 31, 2015, the Company recorded gross deferred tax assets ("DTA") of $1,589. Management believes that it is more likely than not that these assets will be realized in the foreseeable future therefore the Company has not recorded a valuation allowance against its net deferred tax asset. Tax planning strategies had no impact on the determination of the net admitted DTA.

The components of the Company's net deferred tax assets/liabilities ("DTA"/"DTL") as of December 31, 2015 and 2014 are as follows:

                                                12/31/2015              12/31/2014                Change
                                          ----------------------- ----------------------- ----------------------
                                          Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
                                          -------- ------- ------ -------- ------- ------ -------- ------- -----
Gross DTA                                  $1,423   $166   $1,589  $1,336   $ 125  $1,461   $ 87    $ 41   $128
Statutory Valuation Allowance Adjustment       --     --       --      --      --      --     --      --     --
                                           ------   ----   ------  ------   -----  ------   ----    ----   ----
Adjusted Gross DTA                          1,423    166    1,589   1,336     125   1,461     87      41    128
Nonadmitted DTA                               250     --      250     178      --     178     72      --     72
                                           ------   ----   ------  ------   -----  ------   ----    ----   ----
Subtotal Admitted DTA                       1,173    166    1,339   1,158     125   1,283     15      41     56
DTL                                           293    200      493     231     258     489     62     (58)     4
                                           ------   ----   ------  ------   -----  ------   ----    ----   ----
Net Admitted DTA/(DTL)                     $  880   $(34)  $  846  $  927   $(133) $  794   $(47)   $ 99   $ 52
                                           ======   ====   ======  ======   =====  ======   ====    ====   ====

The following table shows the summary of the calculation for the net admitted DTA as of December 31, 2015 and 2014:

                                                           12/31/2015              12/31/2014                Change
                                                     ----------------------- ----------------------- ----------------------
                                                     Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
                                                     -------- ------- ------ -------- ------- ------ -------- ------- -----
Carried back losses that reverse in subsequent
  three calendar years                                $   --   $ --   $   --  $   --   $ --   $   --   $ --     $--   $ --
Adjusted gross DTAs realizable within 36 months
  or 15 percent of statutory surplus (the lesser of
  1 and 2 below)                                         846     --      846     794     --      794     52      --     52
   1. Adjusted gross DTAs realizable within 36
     months                                              846     --      846     794     --      794     52      --     52
   2. 15 percent of statutory surplus                     --     --      869      --     --      968     --      --    (99)
Adjusted gross DTAs that can be offset against
  DTLs                                                   327    166      493     364    125      489    (37)     41      4
                                                      ------   ----   ------  ------   ----   ------   ----     ---   ----
   Total DTA admitted as the result of
     application of SSAP 101                          $1,173    166    1,339  $1,158   $125   $1,283   $ 15     $41   $ 56
                                                      ======   ====   ======  ======   ====   ======   ====     ===   ====

                                                                                           2015      2014
                                                                                        ----------  ------
Ratio percentage used to determine recovery period and threshold limitation amount             347%    394%
Amount of adjusted capital and surplus used to determine recovery period and threshold
  limitation in (2) above.                                                              $    5,795  $6,454

The following table shows the components of the current income tax expense (benefit) for the periods listed:

For the years ended December 31,                                    2015     2014     2013
----------------------------------------------------------------  -------  -------  -------
Federal income tax                                                $   (14) $   (32) $   (36)
Foreign income tax                                                      4        9       10
                                                                  -------  -------  -------
Subtotal                                                              (10)     (23)     (26)
                                                                  -------  -------  -------
Federal income tax on net capital gains                                15       53       37
                                                                  -------  -------  -------
Federal and foreign income taxes incurred                         $     5  $    30  $    11
                                                                  =======  =======  =======

--------------------------------------------------------------------------------
43 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The following table shows the components of the DTA split between ordinary and capital DTA as of December 31, 2015 and 2014:

                                                                     2015       2014      Change
                                                                  ---------- ---------- ---------
Ordinary
Discounting of unpaid losses                                      $      294 $      330 $     (36)
Nonadmitted assets                                                        86         92        (6)
Unearned premium reserve                                                 269        208        61
Bad debt expense                                                          29         29        --
Net operating loss carry forward                                         399        344        55
Foreign tax credit carry forwards                                         51         56        (5)
Deferred tax on foreign operations                                         1          1        --
Investments                                                              261        238        23
Mortgage Contingency Reserve                                               8         --         8
Other temporary difference                                                25         38       (13)
                                                                  ---------- ---------- ---------
Subtotal                                                               1,423      1,336        87
                                                                  ---------- ---------- ---------
Statutory valuation allowance adjustment                                  --         --        --
Nonadmitted                                                              250        178        72
                                                                  ---------- ---------- ---------
Admitted ordinary deferred tax assets                             $    1,173 $    1,158 $      15
                                                                  ---------- ---------- ---------
Capital
Investments                                                       $      146 $      114 $      32
Unrealized capital losses                                                 19         10         9
Other temporary difference                                                 1          1        --
                                                                  ---------- ---------- ---------
Subtotal                                                                 166        125        41
                                                                  ---------- ---------- ---------
Statutory valuation allowance adjustment                                  --         --        --
Nonadmitted                                                               --         --        --
                                                                  ---------- ---------- ---------
Admitted capital deferred tax assets                                     166        125        41
                                                                  ---------- ---------- ---------
Admitted deferred tax assets                                      $    1,339 $    1,283 $      56
                                                                  ========== ========== =========

The following table shows the components of the DTL split between ordinary and capital DTL as of December 31, 2015 and 2014:

                                                                     2015       2014      Change
                                                                  ---------- ---------- ---------
Ordinary
Investments                                                       $      271 $      211 $      60
Fixed assets                                                               6          6        --
Other temporary differences                                               16         14         2
                                                                  ---------- ---------- ---------
Subtotal                                                                 293        231        62
                                                                  ---------- ---------- ---------
Capital
Investments                                                       $       81 $      108 $     (27)
Unrealized capital gains                                                 119        150       (31)
Other temporary differences                                               --         --        --
                                                                  ---------- ---------- ---------
Subtotal                                                                 200        258       (58)
                                                                  ---------- ---------- ---------
Deferred tax liabilities                                                 493        489         4
                                                                  ---------- ---------- ---------
Net deferred tax assets/liabilities                               $      846 $      794 $      52
                                                                  ========== ========== =========

--------------------------------------------------------------------------------
44 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The change in net deferred tax assets is comprised of the following:

                                                                     2015       2014     Change
                                                                  ----------  --------  --------
Adjusted gross deferred tax assets                                $    1,589  $  1,461  $    128
Total deferred tax liabilities                                          (493)     (489)       (4)
                                                                  ----------  --------  --------
Net deferred tax assets/ (liabilities)                                 1,096       972       124
Deferred tax assets/(liabilities) - SSAP 3                                                     3
Deferred tax assets/(liabilities) - unrealized                                                40
                                                                  ----------  --------  --------
Total change in net deferred tax                                                        $     81
                                                                  ==========  ========  ========
Change in deferred tax - current year                                                         80
Change in deferred tax - current year - other surplus items                                    1
                                                                  ----------  --------  --------
Change in deferred tax - current year - total                                           $     81
                                                                  ==========  ========  ========

The following table shows the components of opening surplus adjustments upon current and deferred taxes for the year ended December 31, 2015

                                                                   Current  Deferred    Total
                                                                  --------  --------  --------
SSAP 3 impact:
SSAP 3 - general items                                            $     (7) $      3  $     (4)
SSAP 3 - unrealized gain/loss                                           --        --        --
                                                                  --------  --------  --------
Subtotal impact to admitted assets                                      (7)        3        (4)
SSAP 3 - nonadmitted impact                                              7        (2)        5
                                                                  --------  --------  --------
Total SSAP 3 impact                                               $     --  $      1  $      1
                                                                  ========  ========  ========

--------------------------------------------------------------------------------
45 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The provision for federal and foreign income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents a reconciliation of such differences in arriving at total taxes related to the Company for the years ended December 31, 2015, 2014 and 2013:

                                                                 2015                2014                2013
                                                          ------------------- ------------------- -------------------
Description                                                Amount  Tax Effect  Amount  Tax Effect  Amount  Tax Effect
--------------------------------------------------------- -------  ---------- -------  ---------- -------  ----------
Net Income Before Federal Income Taxes and Capital Gains
  Taxes                                                   $   (70)  $   (24)  $   838   $    293  $   714   $   250
Book to Tax Adjustments:
Tax Exempt Income, net of proration                          (124)      (43)     (171)       (60)    (203)      (71)
Dividend Received Deduction                                    --        --        (1)        --       --        --
Subpart F Income, Gross-Up & Foreign Tax Credits               --         3        --         --     (429)      (87)
Transfer Pricing                                              (35)      (12)      (31)       (11)      --        --
Stock Options And Other Compensation                           --        --        20          7       14         5
Change in Nonadmitted Assets                                   25         9       165         58      (87)      (30)
Change in Tax Position                                         --         1        --         --       --         1
Return to Provision                                            --        (1)       --          3       --        (3)
Reversal of Book/Tax Difference on Share Distribution          --        --       119         42       --        --
Change in contingency reserve                                 (22)       (8)       --         --       --        --
Other                                                           2        --         8          3       18         6
                                                          -------   -------   -------   --------  -------   -------
Total Book to Tax Adjustments                                (154)      (51)      109         42     (687)     (179)
                                                          -------   -------   -------   --------  -------   -------
Total Income Tax                                          $  (224)  $   (75)  $   947   $    335  $    27   $    71
                                                          =======   =======   =======   ========  =======   =======
Federal and Foreign Income Taxes Incurred                      --       (10)       --        (23)      --       (26)
Federal Income Tax on Net Capital Gains                        --        15        --         53       --        37
Change in Net Deferred Income Taxes                            --       (80)       --        391       --        28
Less: Change in Deferred Tax--Other Surplus Items              --        --        --        (86)      --        31
                                                          -------   -------   -------   --------  -------   -------
Total Income Tax                                          $    --   $   (75)  $    --   $    335  $    --   $    70
                                                          =======   =======   =======   ========  =======   =======

For the year ended December 31, 2014, the table above includes $42 of tax effected adjustments reflecting the different treatment for book and tax purposes of the distribution of the AHJ's assets and liabilities as detailed in
Note 6.

Operating loss and tax credit carry forwards
At December 31, 2015, the Company had net operating loss carry forwards originating
  during the years 2010 to 2015 and expiring through 2035 of:                           $1,141
At December 31, 2015, the Company had no capital loss carry forwards.                   $   --
At December 31, 2015, the Company had no AMT credit carry forwards.                     $   --
At December 31, 2015, the Company had foreign tax credits originating during the years
  2009 to 2015 and expiring through 2025 of:                                            $   51

There were no deposits reported as admitted assets under Section 6603 of the Internal Revenue Service (IRS) Code as of December 31, 2015. The Company does not believe that the liability related to any federal or foreign tax loss contingencies will significantly change within the next 12 months. A reasonable estimate of such change cannot be made at this time.

As of December 31, 2015, the Company recorded gross receivables related to tax return errors and omissions in the amount of $8, all of which were nonadmitted. As of December 31, 2015, there were no liabilities related to uncertain tax positions.

The U.S is the only major tax jurisdiction of the Company, and as of December 31, 2015, the tax years from 2000 to 2014 remain open.

The following table lists those companies that form part of the 2015 AIG consolidated federal income tax return:

--------------------------------------------------------------------------------
46 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Company                         Company                   Company                  Company                  Company
----------------------- ------------------------- ------------------------ ------------------------ ------------------------
A.I. Credit Consumer    AH SubGP 39               AIG Century              AIG GLOC Holdings        AIG Property Casualty
Discount Company        Wellington Place, LLC     Verwaltungsgesellschaft  Corporation              Inc.
                                                  mbH

A.I. Credit Corp.       AH SubGP 479 Sunrise,     AIG Claims, Inc.         AIG Home Loan 1,         AIG Property Casualty
                        LLC                                                LLC                      Insurance Agency, Inc.

AGC Life Insurance      AH SubGP 503              AIG Commercial           AIG Home Loan 2,         AIG Property Casualty
Company                 Southgate II, LLC         Equipment Finance        LLC                      International, LLC
                                                  Company, Canada

Agency Management       AH SubGP 585 St.          AIG Commercial           AIG Home Loan 3,         AIG Property Casualty
Corporation             Clair, LLC                Equipment Finance,       LLC                      U.S., Inc.
                                                  Inc.

AGLA Services Company   AH SubGP 706 River        AIG Consumer Finance     AIG Home Loan 4,         AIG Real Estate
LLC                     Run II, LLC               Group, Inc.              LLC                      Investment &
                                                                                                    Management Co. (P.R.),
                                                                                                    Inc.

AH SubGP 1120 Camp      AH SubGP 835              AIG Credit (Europe)      AIG Insurance            AIG Realty, Inc.
Verde, LLC              Whispering, LLC           Corporation              Management Services,
                                                                           Inc.

AH SubGP 1167           AH SubGP GAG              AIG Credit Corp.         AIG International Inc.   AIG Relocation, Inc.
Steeplechase, LLC       Gandolf, LLC

AH SubGP 1199 Rancho    AH SubGP MDL, LLC         AIG Direct Insurance     AIG Kirkwood, Inc.       AIG S1, Inc.
Del Sol, LLC                                      Services, Inc.

AH SubGP 1210           AIA Aurora LLC            AIG Employee             AIG Korean Real Estate   AIG Securities Lending
Geronimo, LLC                                     Services, Inc.           Development YH           Corp.

AH SubGP 1211 Mision    AICCO, Inc.               AIG Enterprise           AIG Life Holdings, Inc.  AIG Shared Services
Del Valle, LLC          [Delaware]                Services, LLC                                     Corporation

AH SubGP 1212 Painted   AIG Advisor Group,        AIG Equipment            AIG Life of Bermuda,     AIG Shared Services
Desert, LLC             Inc.                      Finance Holdings, Inc.   Ltd.                     Corporation -
                                                                                                    Management Services

AH SubGP 1384           AIG Aerospace             AIG FCOE, Inc.           AIG Lodging              AIG Specialty
Woodglen, LLC           Adjustment Services,                               Opportunities, Inc.      Insurance Company
                        Inc.

AH SubGP 1470           AIG Aerospace             AIG Federal Savings      AIG Markets, Inc.        AIG Spring Ridge I,
Palmetto, LLC           Insurance Services, Inc.  Bank                                              Inc.

AH SubGP 1535 Hunter's  AIG Asset Management      AIG Financial Advisor    AIG Matched Funding      AIG Technologies, Inc.
Run, LLC                (U.S.), LLC               Services, Inc.           Corp.

AH SubGP 1548 Walnut,   AIG Assurance             AIG Financial Products   AIG MEA Investments      AIG Trading Group Inc.
LLC                     Company                   Corp.                    and Services, Inc.

AH SubGP 1551 Spanish   AIG BG Holdings LLC       AIG Funding, Inc.        AIG Mortgage Capital,    AIG Travel Assist, Inc.
Creek, LLC                                                                 LLC

AH SubGP 1597           AIG Brazil Holding I,     AIG G5, Inc.             AIG North America,       AIG Travel EMEA
Broadmoor, LLC          LLC                                                Inc.                     Limited

AH SubGP 1600 Rainer,   AIG Brazil Holding II,    AIG Global Asset         AIG Offshore Systems     AIG Travel Europe
LLC                     LLC                       Management Holdings      Services, Inc.           Limited
                                                  Corp.

AH SubGP 1631           AIG Capital               AIG Global Capital       AIG PC European          AIG Travel Insurance
Broadway, LLC           Corporation               Markets Securities,      Insurance Investments    Agency, Inc.
                                                  LLC                      Inc.

AH SubGP 1661           AIG Capital Services,     AIG Global Claims        AIG PC Global            AIG Travel, Inc.
Woodchase, LLC          Inc.                      Services, Inc.           Services, Inc.

AH SubGP 1694 Sonoma,   AIG Castle Holdings II    AIG Global Real Estate   AIG Portfolio Solutions  AIG United Guaranty
LLC                     LLC                       Investment (Europe)      LLC                      Agenzia di
                                                  Limited                                           Assicurazione S.R.L.

AH SubGP 206 West       AIG Castle Holdings       AIG Global Real Estate   AIG Procurement          AIG United Guaranty,
Park, LLC               LLC                       Investment Corp.         Services, Inc.           Sociedad Limitada

AH SubGP 245 Garland,   AIG Central Europe &      AIG Global Real Estate   AIG Property Casualty    AIG Warranty Services
LLC                     CIS Insurance Holdings    Investment Corp.         Company                  of Florida, Inc.
                        Corporation               [Russia]

--------------------------------------------------------------------------------
47 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Company                         Company                 Company                  Company                   Company
------------------------ ----------------------- ----------------------- ------------------------- -------------------------
AH SubGP 348 River       AIG Century GmbH &      AIG Global Real Estate  AIG Property Casualty     AIG Warranty Services,
Run, LLC                 Co. KGaA                Investment de Mexico,   Europe Financing          Inc.
                                                 S. de R.L. de C.V.      Limited

AIG WarrantyGuard, Inc.  AIGGRE St. Simons       Applewood Funding       Financial Service         Macori, Inc. [Delaware]
                         Investor LLC            Corp.                   Corporation

AIG.COM, Inc.            AIGGRE St. Tropez       Attorneys &             First Mortgage            Macori, Inc. [Texas]
                         Investor LLC            Professional Insurance  Insurance Company
                                                 Services, Inc.

AIG-FP Capital Funding   AIGGRE Toringdon        Barnegat Funding Corp.  First Principles Capital  Maksin Management
Corp.                    Investor LLC                                    Management, LLC           Corp.

AIG-FP Capital           AIGGRE Vantage Point    Blackbird Investments   Fischbach, LLC            Managed Care
Preservation Corp.       Investor LLC            LLC                                               Concepts of Delaware,
                                                                                                   Inc.

AIG-FP Matched Funding   AIGGRE Windy Ridge      Blackcap Investments    Flamebright Investment    Max Bingo Investments
Corp.                    Investor LLC            LLC                     Limited                   Limited

AIG-FP Pinestead         AIU Insurance           Bluewood Investments    Forest SAHP Corp.         Medical Excess
Holdings Corp.           Company                 LLC                                               Insurance Services, Inc.

AIG-FP Private Funding   AIUH LLC                Branch Retail Partners  FQA, LLC                  Medical Excess LLC
(Cayman) Limited                                 Consolidated, L.P.

AIG-FP Structured        Akita, Inc.             Care Providers          FSC Agency, Inc.          Metropolis I, LLC
Finance (Cayman)                                 Insurance Services,
Limited                                          LLC

AIGGRE 401 Hennepin      Alabaster Capital LLC   CEF Lease Holding,      FSC Securities            Metropolis II, LLC
Investor LLC                                     LLC                     Corporation

AIGGRE 6037 Investor     AM Holdings LLC         Charleston Bay SAHP     Global Loss Prevention,   MG Reinsurance
LLC                                              Corp.                   Inc.                      Limited

AIGGRE Bellevue II       Ambler Holding Corp.    Chartis Foreign         Grand Savannah SAHP       MIP Mezzanine, LLC
Investor LLC                                     Subsidiary Holdings     Corp.
                                                 LLC

AIGGRE Clarity Pointe    American Athletic       Chartis Iraq, Inc.      Granite State Insurance   MIP PE Holdings, LLC
Investor LLC             Club, Inc.                                      Company

AIGGRE Consolidated      American Collector's    Chartis Latin America   Graphite Management       Morefar Marketing, Inc.
Retail Holdco LLC        Insurance LLC           Investments, LLC        LLC

AIGGRE D36 Investor      American General        Cherrywood              Health Direct, Inc.       Mt. Mansfield
LLC                      Annuity Service         Investments LLC                                   Company, Inc.
                         Corporation

AIGGRE DC Ballpark       American General        Commerce and Industry   HPIS Limited              National Union Fire
Investor, LLC            Assignment              Insurance Company                                 Insurance Company of
                         Corporation                                                               Pittsburgh, Pa.

AIGGRE Hazel Dell        American General        Connective Mortgage     Illinois National         National Union Fire
Investor LLC             Assignment              Advisory Company        Insurance Co.             Insurance Company of
                         Corporation of New                                                        Vermont
                         York

AIGGRE Hill7 Investor    American General        Crossings SAHP Corp.    Innovative Risk           New England Sports,
LLC                      Bancassurance                                   Management, Inc.          Recreation &
                         Services, Inc.                                                            Entertainment RPG,
                                                                                                   Inc.

AIGGRE Lane Field        American General        Curzon Funding          Inspiration Lane LLC      New Hampshire
Investor LLC             Insurance Agency, Inc.  Limited                                           Insurance Company

AIGGRE Laurel Towne      American General        Curzon Funding LLC      Iris Energy Holding GP    New Hampshire
Centre Investor LLC      International, Inc.                             LLC                       Insurance Services, Inc.

AIGGRE Market Street II  American General        Curzon Street Funding   Iris Energy Holding LP    Nightingale Finance
LLC                      Investment              Limited                                           Limited
                         Management
                         Corporation

AIGGRE Menai             American General Life   Design Professionals    Iris Energy Holding LP    Nightingale Finance
Investments Holdco LLC   Insurance Company       Association Risk        LLC                       LLC
                                                 Purchasing Group, Inc.

AIGGRE MXIP-OD l         American General Life   DIL/SAHP Corp.          Knickerbocker             NSM Holdings, Inc.
LLC                      Services Company,                               Corporation
                         LLC

--------------------------------------------------------------------------------
48 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Company                           Company                  Company                 Company                 Company
-------------------------- ----------------------- ------------------------ ----------------------- ----------------------
AIGGRE MXIP-OD ll          American General        DirectDME, Inc.          Lavastone Capital LLC   NSM Insurance Group,
LLC                        Realty Investment                                                        LLC
                           Corporation

AIGGRE MXIP-OD, S. de      American Home           E.L.M. Insurance         Lexington Insurance     NSM Investments, Inc.
R.L. de C.V.               Assurance Company       Brokers Inc.             Company

AIGGRE Nashville Hotel     American International  Eaglestone Reinsurance   Livetravel, Inc.        Orangewood
Investor LLC               Facilities Management,  Company                                          Investments LLC
                           Inc.

AIGGRE North Central       American International  Eastcheap Investments    Lower Makefield         Peachwood, LLC
Investor LLC               Group, Inc.             (Cayman) Limited         Investor LLC

AIGGRE Riverhouse          American International  Eastgreen, Inc.          LSTREET I, LLC          Pearce & Pearce, Inc.
Investor LLC               Realty Corp.

AIGGRE Solana Olde         American International  F 2000, Inc.             LSTREET II, LLC         Persimmon LLC
Town Investor LLC          Reinsurance Company,
                           Ltd.

Pine Street Real Estate    SAFG Retirement         Spruce Peak Realty,      Travel Guard Americas   United Guaranty
Holdings Corp.             Services, Inc.          LLC                      LLC                     Residential Insurance
                                                                                                    Company of North
                                                                                                    Carolina

Plumwood, LLC              SagePoint Financial,    Stoneland Limited        Travel Guard Group,     United Guaranty
                           Inc.                                             Inc.                    Services, Inc.

Prairie SAHP Corp.         SAI Deferred            Stowe Mountain           U G Corporation         VALIC Financial
                           Compensation            Holdings, Inc.                                   Advisors, Inc.
                           Holdings, Inc.

Quartz Holdings LLC        SCSP Corp.              SubGen NT, Inc.          UG Shared Services,     VALIC Retirement
                                                                            Inc.                    Services Company

Rialto Melbourne Investor  Service Net Retail      SunAmerica Affordable    United Guaranty         Vision2020 Wealth
LLC                        Solutions, LLC          Housing Partners, Inc.   Commercial Insurance    Management Corp.
                                                                            Company of North
                                                                            Carolina

Risk Specialists           Service Net Solutions   SunAmerica Asset         United Guaranty         Webatuck Corp.
Companies Insurance        of Florida, LLC         Management, LLC          Corporation
Agency, Inc.

Risk Specialists           Service Net Warranty,   SunAmerica Fund          United Guaranty Credit  Western National
Companies, Inc.            LLC                     Services, Inc.           Insurance Company       Marketing Group, Inc.

Risk Specialists Company   Seventh Street Funding  SunAmerica Retirement    United Guaranty         Woodbury Financial
of Kentucky, Inc.          LLC                     Markets, Inc.            Insurance Company       Services, Inc.

Rokland Limited            Slate Capital LLC       Team Classic Golf        United Guaranty         Yellowwood
                                                   Services, Inc.           Mortgage Indemnity      Investments LLC
                                                                            Company

Royal Alliance             SN Warranty, LLC        The Gulf Agency, Inc.    United Guaranty
Associates, Inc.                                                            Mortgage Insurance
                                                                            Company

SA Affordable Housing,     SNW Insurance           The Insurance            United Guaranty
LLC                        Agency, LLC             Company of the State of  Mortgage Insurance
                                                   Pennsylvania             Company of North
                                                                            Carolina

SA Investment Group,       Spicer Energy LLC       The United States Life   United Guaranty
Inc.                                               Insurance Company in     Partners Insurance
                                                   the City of NY           Company

SAAHP GP Corp.             Spicer Holding Corp.    The Variable Annuity     United Guaranty
                                                   Life Insurance           Residential Insurance
                                                   Company                  Company

--------------------------------------------------------------------------------
49 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

9. Capital and Surplus and Dividend Restrictions
--------------------------------------------------------------------------------

A. Common Stock
--------------------------------------------------------------------------------

In 2014 the Company increased the par value of its common stock from $11.5065 per share to $17.00 per share (per share amounts are in whole dollars) at the time it received $1,303 in capital from its immediate parent. As a result of this transaction, American Home's common capital stock was increased by $9 and its gross paid in and contributed surplus was increased by $1,293. The transaction was approved by American Home's board of directors and NY DFS. Refer to Note 6A for more details on the Pooling Restructure Transaction.

B. Dividend Restrictions
--------------------------------------------------------------------------------

Under New York law, the Company may pay cash dividends only from UNASSIGNED SURPLUS determined on a statutory basis.

New York domiciled companies are restricted (on the basis of the lower of 10 percent of statutory earned surplus, adjusted for special surplus items, as of December 31, 2015, or 100 percent of adjusted net investment income for the preceding thirty-six month period ended December 31, 2015) as to the amount of dividends they may declare or pay in any twelve-month period without the prior approval of the NY DFS. The maximum dividend amount the Company can pay in 2016 is $358 without the prior approval of the NY DFS.

Other than the limitations above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to the stockholders.

The Company paid the following dividends during 2015 and 2014:

2015                                                                            State approval
-------------------------------------------------                              -----------------
Date paid                                            Amount   Type of Dividend Required Obtained
-------------------------------------------------  ---------- ---------------- -------- --------
2/2/2015                                           $      600  Extraordinary     Yes      Yes
6/29/2015                                                 300  Extraordinary     Yes      Yes
8/28/2015                                                 300  Extraordinary     Yes      Yes
                                                   ----------
Total                                              $    1,200
                                                   ----------

2014                                                                            State approval
-------------------------------------------------                              -----------------
Date paid                                            Amount   Type of Dividend Required Obtained
-------------------------------------------------  ---------- ---------------- -------- --------
4/1/2014                                           $      234  Extraordinary     Yes      Yes
12/19/2014                                                150  Extraordinary     Yes      Yes
                                                   ----------
Total                                              $      384
                                                   ----------

C. Capital & Surplus
--------------------------------------------------------------------------------

Changes in balances of special surplus funds are due to adjustments in the amounts of reserves transferred under retroactive reinsurance agreements and when cash recoveries exceed the consideration paid.

The portion of UNASSIGNED SURPLUS at December 31, 2015 and 2014 represented or reduced by each item below is as follows:

                                                                                As Adjusted*
                                                                                ------------
Years Ended December 31,                                                 2015       2014       2014
---------------------------------------------------------------------  -------  ------------ --------
Unrealized gains and losses (net of taxes)                             $    13    $    192   $    192
Nonadmitted asset values                                                  (452)       (407)      (413)
Provision for reinsurance                                                  (34)        (61)       (61)

*  As Adjusted includes SSAP 3 prior year adjustments

The Company exceeded minimum RBC requirements at both December 31, 2015 and 2014.

--------------------------------------------------------------------------------
50 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

10.Contingencies
--------------------------------------------------------------------------------

A. Legal Proceedings
--------------------------------------------------------------------------------

The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

Other legal proceedings include the following:

Workers' Compensation Residual Market Assessment: In April 2007, the National Association of Insurance Commissioners (NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers' Compensation Residual Market Assessment portion of the settlement between AIG, the Office of the New York Attorney General, and the New York State Department of Insurance. In late 2007, the Settlement Review Working Group, under the direction of Indiana, Minnesota and Rhode Island, recommended that a multi-state targeted market conduct examination focusing on workers' compensation insurance be commenced under the direction of the NAIC's Market Analysis Working Group. AIG was informed of the multi-state targeted market conduct examination in January 2008. The lead states in the multi-state examination were Delaware, Florida, Indiana, Massachusetts, Minnesota, New York, Pennsylvania and Rhode Island. All other states (and the District of Columbia) agreed to participate in the multi-state examination. The examination focused on legacy issues related to certain AIG entities' writing and reporting of workers compensation insurance between 1985 and 1996.

On December 17, 2010, AIG and the lead states reached an agreement to settle all regulatory liabilities arising out of the subjects of the multistate examination. This regulatory settlement agreement, which was agreed to by all 50 states and the District of Columbia, included, among other terms, (i) AIG's payment of $100 in regulatory fines and penalties; (ii) AIG's payment of $46.5 in outstanding premium taxes and assessments; (iii) AIG's agreement to enter into a compliance plan describing agreed-upon specific steps and standards for evaluating AIG's ongoing compliance with state regulations governing the setting of workers' compensation insurance premium rates and the reporting of workers compensation premiums; and (iv) AIG's agreement to pay up to $150 in contingent fines in the event that AIG fails to comply substantially with the compliance plan requirements. In furtherance of the compliance plan, the agreement provided for a monitoring period from May 29, 2012 to May 29, 2014 leading up to a compliance plan examination. After the close of the monitoring period, as part of preparation for the actual conduct of the compliance plan examination, on or about October 1, 2014, AIG and the lead states agreed upon corrective action plans to address particular issues identified during the monitoring period. The compliance plan examination is ongoing. There can be no assurance that the result of the compliance plan examination will not result in a fine, have a material adverse effect on AIG's ongoing operations or lead to civil litigation.

Accident and Health: In connection with the previously disclosed multi-state examination of certain accident and health products, including travel products, issued by National Union, AIG PC, on behalf of itself, National Union, and certain of AIG PC's insurance and non-insurance companies (collectively, the parties) entered into a Regulatory Settlement Agreement with regulators from 50 U.S. jurisdictions effective November 29, 2012. Under the agreement, and without admitting any liability for the issues raised in the examination, the parties (i) paid a civil penalty of $50, (ii) entered into a corrective action plan describing agreed-upon specific steps and standards for evaluating the parties' ongoing compliance with laws and regulations governing the issues identified in the examination, and (iii) agreed to pay a contingent fine in the event that the parties fail to satisfy certain terms of the corrective action plan. National Union and other AIG companies are also currently subject to civil litigation relating to the conduct of their accident and health business, and may be subject to additional litigation relating to the conduct of such business from time to time in the ordinary course. There can be no assurance that any regulatory action resulting from the issues identified will not have a material adverse effect on AIG's ongoing operations of the business subject to the agreement, or on similar business written by other AIG carriers.

Caremark Litigation: AIG, National Union Fire Insurance Company of Pittsburgh, Pa. and AIG Specialty Insurance Company (f/k/a American International Specialty Lines Insurance Company) (collectively, the "AIG Defendants") have been named defendants in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. ("Caremark"). The plaintiffs in the second-filed action intervened in the first-filed action, and the second-filed action was dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that AIG, its subsidiaries, and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage.

--------------------------------------------------------------------------------
51 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The complaints filed by the plaintiffs and the intervenors request compensatory damages for the 1999 class in the amount of $3.2 billion, plus punitive damages. Plaintiffs have now reduced the amount of compensatory damages they are seeking at trial to $1.1 billion. The AIG Defendants deny the allegations of fraud and suppression, assert that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement, that the claims are barred by the statute of limitations, and that the statute cannot be tolled in light of the public disclosure of the excess coverage. The plaintiffs and intervenors, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations.

On August 15, 2012, the trial court entered an order granting plaintiffs' motion for class certification, and on September 12, 2014, the Alabama Supreme Court affirmed that order. AIG and the other defendants petitioned for rehearing of that decision, and that petition was denied on February 27, 2015. The matter has been remanded to the trial court for general discovery and adjudication of the merits. On November 24, 2015, the trial court ruled that the defendants had a duty to disclose the amount of insurance available at the settlement approval hearings and that the defendants breached that duty. Defendants intend to appeal this ruling in the event of an adverse judgment at trial. Trial was expected to commence on February 22, 2016. AIG has accrued its current estimate of loss with respect to the litigation. Based on the nature of the complaints in the subsequent litigation, the accrued expense is deemed to relate to AIG and will not be allocated to the insurance companies.

Other Proceedings: AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B. Leases
--------------------------------------------------------------------------------

Lease expenses are allocated to the Company based upon the percentage of space occupied with the final share of cost based upon its percentage participation in the Combined Pool.

C. Other Commitments
--------------------------------------------------------------------------------

As part of its hedge fund, private equity and real estate equity portfolio investments, as of December 31, 2015, the Company may be called upon for additional capital investments of up to $665.

D. Guarantees
--------------------------------------------------------------------------------

The Company has issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies. The Company would be required to perform under the guarantee in the event that a guaranteed entity failed to make payments due under policies of insurance issued during the period of the guarantee. The Company has not been required to perform under any of the guarantees. The Company remains contingently liable for all policyholder obligations associated with insurance policies issued by the guaranteed entity during the period in which the guarantee was in force.

Each guaranteed entity has reported total assets in excess of its liabilities and the majority have invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Additionally, the Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the Company's place and stead. Furthermore, for any former affiliate that has been sold, the purchaser has provided the Company with hold harmless agreements relative to the guarantee of the divested affiliate. Accordingly, management believes that the likelihood of payment under any of the guarantees is remote.

--------------------------------------------------------------------------------
52 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The following schedule sets forth the effective and termination dates (agreements with guarantees in run off), of each guarantee, the amount of direct policyholder obligations guaranteed, the invested assets and policyholder surplus for each guaranteed entity as of December 31, 2015:

                                                                      Policyholder                                 Policyholders'
                                                              Date    Obligations @ Invested Assets Estimated Loss    Surplus
Guaranteed Company                             Date Issued Terminated  12/31/2015    @ 12/31/2015    @ 12/31/2015    12/31/2015
------------------------------------------     ----------- ---------- ------------- --------------- -------------- --------------
21st Century Advantage Insurance
  Company (f/k/a AIG Advantage
  Insurance Company )                          12/15/1997   8/31/2009    $     1       $     26          $ --         $    29
21st Century North America Insurance
  Company (f/k/a American International
  Insurance Company )                           11/5/1997   8/31/2009         25            553            --             556
21st Century Pinnacle Insurance Company
  (f/k/a American International Insurance
  Company of New Jersey)                       12/15/1997   8/31/2009          3             42            --              42
21st Century Superior Insurance Company
  (f/k/a American International Insurance
  Company of California, Inc.)                 12/15/1997   8/31/2009         (1)            29            --              30
AIG Edison Life Insurance Company (f/k/
  a GE Edison Life Insurance Company)           8/29/2003   3/31/2011      6,907         80,956            --           2,061
American General Life and Accident
  Insurance Company                        *     3/3/2003   9/30/2010      1,472        163,493            --           8,894
American General Life Insurance
  Company                                  *     3/3/2003  12/29/2006      8,070        163,493            --           8,894
American International Assurance
  Company (Australia) Limited ("AIA")      **   11/1/2002  10/31/2010        443          1,799            --             574
Chartis Europe, S.A. (f/k/a AIG Europe,
  S.A.)                                    *    9/15/1998  12/31/2012      3,945         12,678            --           4,837
Chartis Seguros Mexico SA (f/k/a AIG
  Mexico Seguros Interamericana, S.A.
  de C.V.)                                 *   12/15/1997   3/31/2015        174             73            --              69
Chartis UK (f/k/a Landmark Insurance
  Company, Limited (UK))                   *     3/2/1998  11/30/2007        278         12,678            --           4,837
Farmers Insurance Hawaii (f/k/a AIG
  Hawaii Insurance Company, Inc.)               11/5/1997   8/31/2009          2             91            --              85
Lloyd's Syndicate 1414 (Ascot Corporate
  Name)                                    *    1/20/2005  10/31/2007         28            511            --              38
SunAmerica Annuity and Life Assurance
  Company (Anchor National Life
  Insurance Company)                       *     1/4/1999  12/29/2006      7,394        163,493            --           8,894
SunAmerica Life Insurance Company          *     1/4/1999  12/29/2006      3,204        163,493            --           8,894
The United States Life Insurance
  Company in the City of New York                3/3/2003   4/30/2010      1,449         27,883            --           2,090
The Variable Annuity Life Insurance
  Company                                        3/3/2003  12/29/2006      4,736         73,453            --           2,723
                                                                         -------       --------          ----         -------
Total                                                                    $38,130       $864,744          $ --         $53,547
                                                                         =======       ========          ====         =======

*   Current affiliates
** AIA was formerly a subsidiary of AIG. In previous years AIA provided the direct policyholders obligations as of each year end. However, starting in 2014 AIA declined to provide updated financial information relative to this guarantee. The financial information reflects amounts as of December 31, 2012, at which time the guaranteed entity had invested assets in excess of direct policyholders' obligations and was in a positive surplus position. Such amounts continue to remain the Company's best estimate given available financial information. The guaranteed policyholder obligations will decline as the policies expire. Additionally, the guaranteed entity has an insurer financial strength rating and issuer credit ratings of "AA-" from Standard & Poor's.


--------------------------------------------------------------------------------
53 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

D. Joint and Several Liabilities
--------------------------------------------------------------------------------

AIU and American Home are jointly and severally obligated to policyholders of their Japan branches, in connection with transfers of the business of those Japan branches to Japan-domiciled affiliates in 2013 and 2014, respectively. Under the terms of the transfer agreement, the Japan affiliates have agreed to be responsible for 100% of the obligations associated with such policies, and management expects such companies to satisfy their obligation. The Company carries no reserves with respect to such liabilities. The Japanese affiliates carried $63 and $102 of loss reserves in respect of such policies, as of December 31, 2015 and 2014, respectively. If the Japan affiliates were to fail to satisfy their obligations, the Company's share of the aggregate exposure under the pooling agreement is $41.

Each member of the Combined Pool is also jointly and severally obligated to the other pool members, in proportion to their pool share, in the event any other pool member fails.

11. Other Significant Matters
--------------------------------------------------------------------------------

A. Other Assets
--------------------------------------------------------------------------------

As of December 31, 2015 and 2014, other admitted assets as reported in the accompanying STATEMENTS OF ADMITTED ASSETS were comprised of the following balances:

Other admitted assets                                                          2015       2014
--------------------------------------------------------------------------  ---------- ----------
Deposit accounting assets                                                            4          9
Guaranty funds receivable on deposit                                                 7          7
Loss funds on deposit                                                               38         40
Other assets                                                                        68         85
                                                                            ---------- ----------
Total other admitted assets                                                 $      117 $      141
                                                                            ========== ==========

B. Other Liabilities
--------------------------------------------------------------------------------

As of December 31, 2015 and 2014, other liabilities as reported in the accompanying STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS were comprised of the following balances:

Other liabilities                                                              2015        2014
--------------------------------------------------------------------------  ----------  ----------
Accounts payable                                                            $       --  $        4
Accrued retrospective premiums                                                      27          27
Amounts withheld or retained by company for account of others                        3           3
Borrowed money                                                                      30          --
Collateral on derivative assets                                                      8          31
Deferred commission earnings                                                        34          33
Deposit accounting liabilities                                                      60          64
Remittances and items not allocated                                                  7          14
Retroactive reinsurance reserves--ceded                                            (11)        (10)
Servicing carrier liability                                                          5           3
Statutory contingency reserve                                                       22          --
Escrow funds (NICO)                                                                 29          35
Other accrued liabilities                                                          213         196
                                                                            ----------  ----------
Total other liabilities                                                     $      427  $      400
                                                                            ==========  ==========

--------------------------------------------------------------------------------
54 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

C. Other (Expense) Income
--------------------------------------------------------------------------------

For the years ended December 31, 2015, 2014 and 2013, other (expense) income as reported in the accompanying STATEMENTS OF OPERATIONS AND CHANGES IN CAPITAL AND SURPLUS were comprised of the following balances:

Other (expense) income                                                         2015       2014       2013
--------------------------------------------------------------------------  ---------  ---------  ---------
Other income                                                                $      14  $      19  $      23
Fee income on deposit programs                                                      4          4          7
Equities and deposits in pools and associations                                    14          6         --
Interest expense on reinsurance program                                           (37)       (40)       (39)
                                                                            ---------  ---------  ---------
Total other (expense) income                                                $      (5) $     (11) $      (9)
                                                                            =========  =========  =========

D. Non-Cash items
--------------------------------------------------------------------------------

For the years ended December 31, 2015, 2014 and 2013, the amounts reported in the STATEMENTS OF CASH FLOW are net of the following non-cash items:

Non-cash transactions                                                          2015         2014         2013
--------------------------------------------------------------------------  ----------  ------------  ---------
Capital contribution from parent:
   Tax Sharing Agreement                                                    $       --  $         21  $      --
   Pooling Restructure Transaction                                                  --         1,302         --
   Securities                                                                      125            --         --
   Receivable                                                                      650            --         --
Dividends to parent:
   Securities                                                                     (286)         (234)        --
   Other                                                                            --            --       (395)
Loss portfolio transfer:
   Premiums collected                                                              (13)           --       (220)
   Benefit and loss related payments                                              (224)          (69)      (593)
   Funds held                                                                      301            76         --
   Securities                                                                       --            --         35
   Commission                                                                      (64)           (7)       777
Intercompany Pooling Settlement:
   Securities received                                                             126            --         --
   Securities transferred                                                         (776)           --         --
Pooling Restructure Transaction:
   Premiums collected                                                               --           562         --
   Miscellaneous expense (income)                                                   --            51         --
   Benefit and loss related payments                                                --         1,091         --
   Commission and other expense paid                                                --           284         --
   Net deposit on deposit-type contracts and other insurance                        --           (13)        --
   Intercompany                                                                     --        (1,976)        --
Japan Branch Transfer:
   Premiums collected                                                               --          (392)        --
   Net investment income                                                            --             2         --
   Benefit and loss related payments                                                --          (136)        --
   Commission and other expense paid                                                --           (26)        --
   Securities                                                                       --           794         --
   Other                                                                            --            (9)        --

--------------------------------------------------------------------------------
55 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

E. Federal Home Loan Bank ("FHLB") Agreements
--------------------------------------------------------------------------------

The Company is a member of the FHLB of New York. Such membership requires ownership of stock in the FHLB. The Company owned an aggregate of $8 and $0 of stock in the FHLB at December 31, 2015 and 2014, respectively.

Through its membership, the Company has conducted business activity (borrowings) with the FHLB. The Company expects to utilize its FHLB membership primarily for contingent liquidity needs, and, on a more limited basis, for short-term working capital. The Company has determined the estimated maximum borrowing capacity as $1,305 and $0 at December 31, 2015 and 2014, respectively, calculated based on the minimum of borrowing limits as prescribed by its domiciliary state and credit capacity afforded by FHLB. FHLB borrowings are required to be fully collateralized and no adjustment has been made with regards to qualified collateral held by the Company, which may reduce the amount of actual capacity available to the Company. As of December 31, 2015, the Company had an actual borrowing capacity of $0 based on qualified pledged collateral. At December 31, 2015, the Company had not drawn any loans or pledged any securities associated with advances from the FHLB.

F. Insurance-Linked Securities
--------------------------------------------------------------------------------

The Company is a ceding insurer in six catastrophe bond reinsurance transactions in force as of December 31, 2015 covering the Company's direct and assumed property exposures. The aggregate amount the Company may receive under these arrangements in the event of catastrophic events that exceed the related limits for each applicable bond is $278.

12. Subsequent Events
--------------------------------------------------------------------------------

Subsequent events have been considered through April 27, 2016 for these Financial Statements issued on April 27, 2016.

Type I - Recognized Subsequent Events:

In January 2016, the NY DFS approved the Company's request to record a $650 contribution from AIG PC US, settled in the same month in the form of cash and securities, in its 2015 STATEMENTS OF CAPITAL AND SURPLUS. The contribution was reflected as a recognized subsequent event as of December 31, 2015 in accordance with statutory accounting principles. Therefore a corresponding receivable and gross paid in and contributed surplus was recorded in the December 31, 2015 balance sheet.

Type II - Nonrecognized Subsequent Events:

Effective January 1, 2016, the Combined Pooling Agreement was amended and restated among the twelve companies listed below. The new pool participation percentages of the pool members, as compared to those as of December 31, 2015, are as follows:

                                                                          Pool Participation Pool Participation
                                                                              Percentage         Percentage
                                                                 NAIC           as of        as of December 31,   State of
Company                                                      Company Code   January 1,2016          2015          Domicile
-----------------------------------------------------------  ------------ ------------------ ------------------ ------------
National Union Fire Insurance Company*                          19445             30%                30%        Pennsylvania
American Home Assurance Company (American Home)                 19380             35%                30%          New York
Lexington Insurance Company (Lexington)                         19437             30%                30%          Delaware
Commerce and Industry Insurance Company (C&I)                   19410              0%                 5%          New York
AIG Property Casualty Company (APCC)                            19402              5%                 5%        Pennsylvania
The Insurance Company of the State of Pennsylvania (ISOP)       19429              0%                 0%        Pennsylvania
New Hampshire Insurance Company (New Hampshire)                 23841              0%                 0%          Illinois
AIG Specialty Insurance Company (Specialty)                     26883              0%                 0%          Illinois
AIG Assurance Company (Assurance)                               40258              0%                 0%        Pennsylvania
Granite State Insurance Company (Granite)                       23809              0%                 0%          Illinois
Illinois National Insurance Company (Illinois National)         23817              0%                 0%          Illinois
AIU Insurance Company (AIU)                                     19399              0%                 0%          New York

*  Lead Company of the Combined Pool

In order to rebalance the capital accounts of the companies in the Combined Pool, certain participants of the Combined Pool made distributions or received contributions of capital during February 2016. C&I distributed to AIG PC US, its parent, an amount of $700, of which $158 was an extraordinary dividend and $542 was a return of capital. Subsequently, AIG PC US made a contribution to American Home in the amount of $700.

--------------------------------------------------------------------------------
56 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2015.

      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2015, 2014 and 2013.

      - Audited Statutory Financial Statements of American Home Assurance Company for the years ended December 31, 2015, 2014 and 2013.



(b) Exhibits



(1)    Resolution Establishing Separate Account........................................................ 2
(2)    Form of Custody Agreements...................................................................... Not Applicable
(3)    (a)  Distribution Contract...................................................................... 2
       (b)  Selling Agreement.......................................................................... 24
(4)    Variable Annuity Contract
       (a)  Group Annuity Certificate.................................................................. 3
       (b)  Individual Annuity Contract................................................................ 3
       (c)  (Principal Rewards) Group Annuity Certificate.............................................. 5
       (d)  (Principal Rewards) Individual Annuity Certificate......................................... 5
       (e)  Optional Income Protector Endorsement...................................................... 16
       (f)  Optional Guaranteed Minimum Accumulation Benefit........................................... 9
       (g)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement -- Step-Up Options.............. 9
       (h)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Endorsement................................................................................ 12
       (i)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Endorsement................................................................................ 14
       (j)  Optional Guaranteed Minimum Withdrawal Benefit For One Life/For Two Lives
            Endorsement................................................................................ 14
       (k)  Optional Death Benefit Enhancement Endorsement............................................. 6
       (l)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement................................. 17
       (m)  Optional Death Benefit Endorsement......................................................... 19
       (n)  Optional Guaranteed Living Benefit Endorsement............................................. 19
       (o)  Optional Guaranteed Living Benefit Endorsement............................................. 19
       (p)  Extended Legacy Program Guide.............................................................. 22
       (q)  AGL Optional Guaranteed Living Benefit Extension Data Page Endorsement
            (ASE-6231E (10/10))........................................................................ 27
       (r)  Merger Endorsement......................................................................... 24
       (s)  AGL Optional Guaranteed Living Benefit Extension Endorsement Data Page
            (ASE-6231E (8/13))......................................................................... 28
       (t)  AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Extension Endorsement (ASE-6217E (8/13))................................................... 31
       (u)  AGL Optional Guaranteed Minimum Withdrawal Benefit For Two Lives Extension
            Endorsement (AGE-6218E (9/15).............................................................. 31
       (v)  AGL Extended Legacy Program Guide (EXTLEGGEN.8 Rev. 7.15).................................. 30
(5)    Application for Contract
       (a)  Participant Enrollment Form................................................................ 5
       (b)  Annuity Application........................................................................ 5
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
            Company, effective December 31, 1991....................................................... 1
       (b)  Amendment to the Amended and Restated Articles of Incorporation of American General Life
            Insurance Company, effective July 13, 1995................................................. 4
       (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005............ 10
(7)    Reinsurance Contract............................................................................ Not Applicable





(8)      Material Contracts
         (a)  Anchor Series Trust Fund Participation Agreement............................................. 23
         (b)  SunAmerica Series Trust Fund Participation Agreement......................................... 23
         (c)  American Funds Insurance Series Fund Participation Agreement................................. 8
         (d)  Lord Abbett Series Fund, Inc. Fund Participation Agreement................................... 8
         (e)  Van Kampen Life Investment Trust Fund Participation Agreement................................ 7
         (f)  Principal Variable Contracts Funds, Inc. Fund Participation Agreement........................ 15
         (g)  Franklin Templeton Variable Insurance Products Fund Participation Agreement.................. 18
         (h)  Columbia Funds Variable Insurance Trust Fund Participation Agreement......................... 25
         (i)  Columbia Funds Variable Insurance Trust I Fund Participation Agreement....................... 25
         (j)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
              Agreement.................................................................................... 20
         (k)  Columbia Funds Variable Series Trust II Fund Participation Agreement......................... 22
         (l)  Letters of Consent to the Assignment of the Fund Participation Agreement..................... 24
(9)      (a)  Opinion of Counsel and Consent of Depositor.................................................. 26
         (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home
              Assurance Company............................................................................ 13
(10)     Consent........................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23......................................................... Not Applicable
(12)     Initial Capitalization Agreement.................................................................. Not Applicable
(13)     Other
         (a)  Power of Attorney -- American General Life Insurance Company................................. 30
         (b)  Power of Attorney -- American Home Assurance Company......................................... 32
         (c)  General Guarantee Agreement by American Home Assurance Company............................... 11
         (d)  Notice of Termination of Guarantee as Published in the Wall Street Journal on November 24,
              2006......................................................................................... 15
         (e)  Notice of Termination of Support Agreement................................................... 21
         (f)  Amended and Restated Unconditional Capital Maintenance Agreement between American
              International Group, Inc. and American General Life Insurance Company........................ 28
         (g)  Specimen Agreement and Plan of Merger........................................................ 24
         (h)  CMA Termination Agreement.................................................................... 29


--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Initial Registration Statement of File Nos.
  333-25473 and 811-3859, filed on April 18, 1997, Accession No.
  0000950148-97-000989.

3 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-25473 and 811-03859, filed on March 20, 1998, Accession No. 00950148-98-000534.

4 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

5 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
  8, File Nos. 333-25473 and 811-03859, filed on April 1, 1999, Accession No. 0000950148-99-000685.

6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.

7 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.

8 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

9 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
  No. 12, File Nos. 333-58234 and 811-03859, filed on April 16, 2004,
  Accession No. 0000950148-04-000752.

10 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

11 Incorporated by reference to Post-Effective Amendment No. 19 and Amendment
  No. 20 to File Nos. 333-65118 and 811-03859, filed on August 12, 2005,
  Accession No. 0000950129-05-008177.

12 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
  No. 22 to File Nos. 333-58234 and 811-03859, filed on September 20, 2005,
  Accession No. 0000950129-05-009343.

13 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
  No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005,
  Accession No. 0000950134-05-019473.

14 Incorporated by reference to Post-Effective Amendment No. 24 and Amendment
  No. 26, File Nos. 333-58234 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004638.

15 Incorporated by reference to Post-Effective Amendment No. 27 and Amendment
  No. 29, File Nos. 333-58234 and 811-03859, filed on December 12, 2006,
  Accession No. 0000950124-06-007487.

16 Incorporated by reference to Post-Effective Amendment No. 19 and Amendment
  No. 20, File Nos. 333-63511 and 811-09003, filed on April 30, 2007,
  Accession No. 0000950124-07-002492.

17 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 6, File Nos. 333-137895 and 811-03859, filed on February 4, 2008,
  Accession No. 0000950137-08-001546.

18 Incorporated by reference to Post-Effective Amendment No. 29 and Amendment
  No. 31, File Nos. 333-58234 and 811-03859, filed on April 30, 2008,
  Accession No. 0000950148-08-000123.

19 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession
  No. 0000950148-09-000059.

20 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010,
  Accession No. 0000950123-10-080861.

21 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
  Accession No. 0000950123-11-040070.

22 Incorporated by reference to Post-Effective Amendment No. 34 and Amendment
  No. 36, File Nos. 333-58234 and 811-03859, filed on May 2, 2011, Accession No. 0000950123-11-042326.

23 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

24 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

25 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185775 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014433.

26 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185838 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014521.

27 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185778 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002940.


28 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 4, File Nos. 333-185778 and 811-03859, filed on April 28, 2015.



29 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185838 and 811-03859, filed on April 30, 2015,
  Accession No. 0001193125-15-161247.



30 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016.



31 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment
  No. 6, File Nos. 333-185778 and 811-03859, filed on April 29, 2016.



32 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 4, File Nos. 333-185797 and 811-03859, filed on April 29, 2016.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(4)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Jana W. Greer(2)                                   Director and President, Individual Retirement
Rodney E. Rishel                                   Director and President, Life, Disability and Health
Jonathan J. Novak(1)                               Director and President, Institutional Markets
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Deborah A. Gero(1)                                 Director, Senior Vice President and Chief Investment Officer
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Elias F. Habayeb(4)                                Director
Robert J. Scheinerman                              Executive Vice President, Head of Individual Retirement
Charles S. Shamieh(4)                              Executive Vice President, Head of Legacy Portfolio
Don W. Cummings(4)                                 Senior Vice President and Life Controller
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Sabyasachi Ray(9)                                  Senior Vice President and Chief Operations Officer
Christine A. Nixon(1)                              Senior Vice President
Yoav Tamir(2)                                      Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(5)                              Senior Vice President and Business Information Officer
Sai P. Raman(5)                                    Senior Vice President, Institutional Markets
Craig A. Buck(8)                                   Senior Vice President, Capital Management
Timothy M. Heslin                                  Senior Vice President, Head of Global Life Sciences
Justin J.W. Caulfield(4)                           Vice President and Treasurer
Charles E. Beam(3)                                 Vice President and Assistant Controller
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
John B. Deremo(4)                                  Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Josephine B. Lowman                                Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(2)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Katherine L. Stoner                                Vice President, 38a-1 Compliance Officer
Christina M. Haley(2)                              Vice President, Product Filing
Marla S. Campagna(6)                               Vice President
Mary M. Newitt(3)                                  Vice President, Product Filing
Manda Ghaferi(1)                                   Vice President
Keith C. Honig(7)                                  Vice President
Stewart P. Polakov(2)                              Vice President
Douglas S. Tymins(6)                               Vice President
Becky L. Strom                                     Anti-Money Laundering and Economic Sanctions Compliance Officer
Sarah J. VanBeck                                   Assistant Life Controller
David J. Kumatz(3)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Michael Plotkin(3)                                 Assistant Tax Officer
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(7)                                    Investment Tax Officer





NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Alireza Vaseghi(7)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer


--------

(1)   1999 Avenue of the Stars, Los Angeles, CA 90067


(2)   21650 Oxnard Street, Woodland Hills, CA 91367

(3)   2000 American General Way, Brentwood, TN 37027

(4)   175 Water Street, New York, NY 10038

(5)   50 Danbury Road, Wilton, CT 06897


(6)   777 S. Figueroa Street, Los Angeles, CA 90017


(7)   80 Pine Street, New York, NY 10005

(8)   1650 Market Street, Philadelphia, PA 19139


(9)   4-3-20 Toranomon, Minato-ku, Tokyo, Japan 105-0001



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-16-000035, filed on February 19, 2016. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 31, 2016, the number of Polaris Platinum II contracts funded by Variable Separate Account was 14,044 of which 7,742 were qualified contracts and 6,302 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                      POSITION
--------------------------- ----------------------------------------------------------------
   Peter A. Harbeck         Director
   Stephen A. Maginn(2)     Director, Senior Vice President
   James T. Nichols         Director, Chief Executive Officer and President
   Frank Curran             Vice President, Chief Financial Officer, Treasurer, Controller
                            and Financial Operations Officer
   Rebecca Snider           Chief Compliance Officer
   John T. Genoy            Vice President
   Mallary L. Reznik(2)     Vice President
   Christine A. Nixon(2)    Secretary
   Julie Cotton Hearne(3)   Assistant Secretary
   Rosemary Foster(3)       Assistant Secretary
   Virginia N. Puzon(2)     Assistant Secretary
   Thomas Clayton Spires    Vice President, Tax Officer
   Michael E. Treske(1)     Chief Distribution Officer, Mutual Funds and Variable Annuities


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.


     (3)   Principal business address 2919 Allen Parkway, Houston, TX 77019


(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS


GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.


UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the American Home Guarantee was terminated for prospectively issued Contracts. The American Home Guarantee will not cover any Contracts with an issue date later than the Point of Termination. The American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts are satisfied in full.


Effective as of 11:59 p.m. Eastern time, on December 31, 2012, SunAmerica Annuity and Life Assurance Company, an affiliate of American General Life Insurance Company, merged with and into American General Life Insurance Company. Texas law provides for the continuation of guarantees for contracts and certificates issued prior to a merger. Therefore, the American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination.


                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 25th day of April, 2016.



                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)



                                       BY: /s/  SARAH J. VANBECK

                                          -------------------------------------

                                          SARAH J. VANBECK
                                          ASSISTANT LIFE CONTROLLER


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman of the Board, Chief Executive      April 25, 2016
------------------------------                      Officer, and President
KEVIN T. HOGAN

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 25, 2016
------------------------------                         Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO                     Director, Senior Vice President and Chief Investment    April 25, 2016
------------------------------                              Officer
DEBORAH A. GERO

*JANA W. GREER                           Director and President, Individual Retirement       April 25, 2016
------------------------------
JANA W. GREER

*ELIAS F. HABAYEB                                          Director                          April 25, 2016
------------------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD                    Director, Senior Vice President and Chief Actuary     April 25, 2016
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                         Director, Senior Vice President and Chief         April 25, 2016
------------------------------                       Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                       Director and President, Institutional Markets       April 25, 2016
------------------------------
JONATHAN J. NOVAK

*RODNEY E. RISHEL                      Director, President, Life, Disability and Health      April 25, 2016
------------------------------
RODNEY E. RISHEL

*DON W. CUMMINGS                           Senior Vice President and Life Controller         April 25, 2016
------------------------------
DON W. CUMMINGS

/s/  SARAH J. VANBECK                              Assistant Life Controller                 April 25, 2016
------------------------------
SARAH J. VANBECK

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 25, 2016
------------------------------
*MANDA GHAFERI



                                   SIGNATURES


American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 25th day of April, 2016.



                                       AMERICAN HOME ASSURANCE COMPANY


                                       BY: /s/  LAWRENCE J. MOLONEY
                                          -------------------------------------
                                          LAWRENCE J. MOLONEY
                                          STATUTORY CONTROLLER AND
                                          VICE PRESIDENT

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



                  SIGNATURE                                    TITLE                         DATE
--------------------------------------------   -------------------------------------   ---------------
*ALEXANDER R. BAUGH                                           Director                 April 25, 2016
------------------------------
ALEXANDER R. BAUGH

*JAMES BRACKEN                                                Director                 April 25, 2016
------------------------------
JAMES BRACKEN

*JOSEPH D. COOK                                 Director, Senior Vice President and    April 25, 2016
------------------------------                        Chief Financial Officer
JOSEPH D. COOK

*JEREMY D. EDGECLIFFE-JOHNSON                                 Director                 April 25, 2016
------------------------------
JEREMY D. EDGECLIFFE-JOHNSON

*GAURAV GARG                                                  Director                 April 25, 2016
------------------------------
GAURAV GARG

*STEPHEN J. GRABEK                                            Director                 April 25, 2016
------------------------------
STEPHEN J. GRABEK

*KIMBERLY M. HANNA                                            Director                 April 25, 2016
------------------------------
KIMBERLY M. HANNA

*KEVIN T. HOGAN                                               Director                 April 25, 2016
------------------------------
KEVIN T. HOGAN

*RALPH W. MUCERINO                                            Director                 April 25, 2015
------------------------------
RALPH W. MUCERINO

*ALESSANDREA C. QUANE                                         Director                 April 25, 2016
------------------------------
ALESSANDREA C. QUANE

*ROBERT S.H. SCHIMEK                                  Director, President and          April 25, 2016
------------------------------                        Chief Executive Officer
ROBERT S.H. SCHIMEK

*AMY E. STERN                                                 Director                 April 25, 2016
------------------------------
AMY E. STERN

*BY:    /s/  JOSEPH D. COOK                                                            April 25, 2016
   --------------------------
   JOSEPH D. COOK
   ATTORNEY-IN-FACT
   (Exhibit to the Registration Statement)



                                 EXHIBIT INDEX



 EXHIBIT NO.     DESCRIPTION
-------------   ------------
(10)            Consent